UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2006

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Asset Allocation
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely

,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,024.60	$ 6.26
Hypothetical A	$ 1,000.00	$ 1,018.75	$ 6.24
Class T
Actual	$ 1,000.00	$ 1,023.20	$ 7.57
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,020.80	$ 10.08
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,020.10	$ 10.02
Hypothetical A	$ 1,000.00	$ 1,015.01	$ 10.00
Institutional Class
Actual	$ 1,000.00	$ 1,025.80	$ 4.70
Hypothetical A	$ 1,000.00	$ 1,020.29	$ 4.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.24%
Class T	1.50%
Class B	2.00%
Class C	1.99%
Institutional Class	.93%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	2.1	2.4
Exxon Mobil Corp.	1.6	2.1
Bank of America Corp.	1.4	1.2
Johnson & Johnson	1.3	1.3
JPMorgan Chase & Co.	1.2	0.7
American International Group, Inc.	1.2	1.6
Altria Group, Inc.	1.0	1.1
Pfizer, Inc.	1.0	0.9
Microsoft Corp.	0.9	1.6
Wells Fargo & Co.	0.9	0.7
	12.6
Market Sectors as of May 31, 2006
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.4	13.6
Information Technology	10.6	14.0
Health Care	8.5	10.2
Industrials	8.0	8.0
Consumer Discretionary	6.7	6.4
Energy	5.6	6.7
Consumer Staples	4.7	5.3
Telecommunication Services	2.4	2.9
Materials	1.2	1.0
Utilities	0.8	1.1
Asset Allocation (% of fund's net assets)
As of May 31, 2006*	As of November 30, 2005**
Stock class 68.4%	Stock class 72.8%
Bond class 24.7%	Bond class 16.4%
Short-term class 6.9%	Short-term class 10.8%

* Foreign investments	13.2%	** Foreign investments	11.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

For an unaudited list of holdings for each fixed-income central fund, visit advisor.fidelity.com.

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.7%
Automobiles - 0.3%
Fiat Spa (a)	14,800	$ 198,968
General Motors Corp.	7,800	210,054
Renault SA	600	68,981
Toyota Motor Corp.	3,100	166,439
		644,442
Hotels, Restaurants & Leisure - 0.8%
Accor SA	1,200	70,381
International Game Technology	9,200	342,516
Kerzner International Ltd. (a)	4,100	325,089
Penn National Gaming, Inc. (a)	3,086	118,595
Starwood Hotels & Resorts Worldwide, Inc.	10,500	641,550
Vail Resorts, Inc. (a)	8,200	294,790
		1,792,921
Household Durables - 0.5%
Garmin Ltd.	2,700	251,883
Koninklijke Philips Electronics NV (NY Shares)	4,700	148,567
Nexity	1,800	109,978
Sony Corp.	2,800	126,476
Sony Corp. sponsored ADR	3,700	167,129
Steinhoff International Holdings Ltd.	47,400	151,047
		955,080
Media - 2.2%
Grupo Televisa SA de CV (CPO) sponsored ADR	9,100	167,349
Lagardere S.C.A. (Reg.)	2,300	181,591
Live Nation, Inc. (a)	800	18,240
News Corp.:
Class A	25,200	480,564
Class B	38,600	770,842
NTL, Inc. (a)	19,000	506,920
Omnicom Group, Inc.	6,300	599,193
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	6,400	61,696
The Walt Disney Co.	32,200	982,100
Univision Communications, Inc. Class A (a)	24,430	878,259
		4,646,754
Multiline Retail - 1.2%
Federated Department Stores, Inc.	16,200	1,179,846
JCPenney Co., Inc.	9,000	546,840
KarstadtQuelle AG (a)	8,200	228,171
Marks & Spencer Group PLC	17,200	174,655
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc.	3,900	$ 143,637
Sears Holdings Corp. (a)	1,900	288,553
		2,561,702
Specialty Retail - 1.4%
AnnTaylor Stores Corp. (a)	3,200	123,072
Best Buy Co., Inc.	13,500	715,500
Circuit City Stores, Inc.	17,700	531,885
Home Depot, Inc.	15,800	602,296
Lowe's Companies, Inc.	4,900	305,172
OfficeMax, Inc.	8,000	330,640
Staples, Inc.	15,100	354,699
		2,963,264
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	9,700	548,050
Valentino Fashion Group Spa	6,500	182,617
		730,667
TOTAL CONSUMER DISCRETIONARY		14,294,830
CONSUMER STAPLES - 4.7%
Beverages - 1.0%
PepsiCo, Inc.	29,800	1,801,708
Pernod Ricard SA	2,159	421,443
		2,223,151
Food & Staples Retailing - 1.2%
Aeon Co. Ltd.	10,600	227,782
CVS Corp.	25,800	719,820
Safeway, Inc.	21,700	511,686
Shinsegae Co. Ltd.	222	101,428
Wal-Mart Stores, Inc.	15,370	744,677
Walgreen Co.	4,000	162,400
		2,467,793
Food Products - 0.2%
Koninklijke Numico NV	3,500	155,438
Lindt & Spruengli AG (participation certificate)	130	249,469
		404,907
Household Products - 1.0%
Colgate-Palmolive Co.	18,700	1,128,358
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	15,803	$ 857,286
Reckitt Benckiser PLC	3,700	135,962
		2,121,606
Personal Products - 0.3%
Avon Products, Inc.	12,100	383,570
L'Oreal SA	3,200	286,486
		670,056
Tobacco - 1.0%
Altria Group, Inc.	30,600	2,213,910
TOTAL CONSUMER STAPLES		10,101,423
ENERGY - 5.6%
Energy Equipment & Services - 1.7%
Compagnie Generale de Geophysique SA (a)	900	152,843
Diamond Offshore Drilling, Inc.	2,700	231,498
GlobalSantaFe Corp.	3,500	210,455
Halliburton Co.	15,800	1,178,522
National Oilwell Varco, Inc. (a)	12,300	812,538
Schlumberger Ltd. (NY Shares)	16,400	1,075,348
		3,661,204
Oil, Gas & Consumable Fuels - 3.9%
Canadian Natural Resources Ltd.	4,900	258,070
ConocoPhillips	7,300	462,017
CONSOL Energy, Inc.	3,000	264,750
Exxon Mobil Corp.	56,800	3,459,688
Norsk Hydro ASA	5,900	166,380
Occidental Petroleum Corp.	13,500	1,337,715
OMV AG	2,800	162,966
Quicksilver Resources, Inc. (a)	7,500	263,025
Talisman Energy, Inc.	11,100	202,093
Total SA:
Series B	4,240	276,490
sponsored ADR	4,000	260,840
Ultra Petroleum Corp. (a)	9,600	552,480
Valero Energy Corp.	11,800	723,930
		8,390,444
TOTAL ENERGY		12,051,648
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 14.4%
Capital Markets - 2.1%
Daiwa Securities Group, Inc.	27,000	$ 334,525
E*TRADE Financial Corp. (a)	17,500	424,725
Goldman Sachs Group, Inc.	2,400	362,280
KKR Private Equity Investors, L.P. Restricted Depositary Units (g)	16,100	387,527
Merrill Lynch & Co., Inc.	18,600	1,346,826
Nikko Cordial Corp.	14,000	205,808
Nomura Holdings, Inc.	7,800	153,660
State Street Corp.	16,400	1,018,440
UBS AG (NY Shares)	2,900	328,338
		4,562,129
Commercial Banks - 2.4%
Banca Intesa Spa	27,900	161,561
BNP Paribas SA	2,500	233,269
Daegu Bank Co. Ltd.	4,810	78,882
Deutsche Postbank AG	1,400	97,919
Finansbank AS	18,000	86,368
HSBC Holdings PLC (Hong Kong) (Reg.)	6,800	118,619
Kookmin Bank sponsored ADR	1,400	112,672
Mizuho Financial Group, Inc.	33	269,114
Nedbank Group Ltd.	6,500	110,946
PNC Financial Services Group, Inc.	3,100	213,621
Societe Generale Series A	1,800	277,309
Standard Chartered PLC (United Kingdom)	14,152	347,485
Sumitomo Mitsui Financial Group, Inc.	41	420,247
U.S. Bancorp, Delaware	10,600	327,222
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,400	89,362
Unicredito Italiano Spa	21,500	163,824
Wells Fargo & Co.	28,500	1,891,545
		4,999,965
Consumer Finance - 1.1%
American Express Co.	25,900	1,407,924
Capital One Financial Corp.	5,800	480,066
Credit Saison Co. Ltd.	3,000	151,591
ORIX Corp.	870	250,705
		2,290,286
Diversified Financial Services - 3.9%
African Bank Investments Ltd.	36,400	154,514
Bank of America Corp.	64,700	3,131,480
Citigroup, Inc.	37,400	1,843,820
FirstRand Ltd.	44,300	116,446
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
ING Groep NV (Certificaten Van Aandelen)	5,000	$ 196,050
IntercontinentalExchange, Inc.	6,900	384,330
JPMorgan Chase & Co.	61,100	2,605,304
		8,431,944
Insurance - 3.1%
ACE Ltd.	16,400	849,028
AFLAC, Inc.	9,860	461,448
Allianz AG (Reg.)	1,200	186,960
AMBAC Financial Group, Inc.	3,800	304,570
American International Group, Inc.	42,367	2,575,914
AXA SA	5,700	198,075
Benfield Group PLC	10,500	70,982
Hartford Financial Services Group, Inc.	9,200	809,048
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,600	216,864
Prudential Financial, Inc.	10,100	769,115
T&D Holdings, Inc.	1,150	80,547
		6,522,551
Real Estate Investment Trusts - 0.5%
Equity Residential (SBI)	14,500	639,450
Vornado Realty Trust	5,400	485,406
		1,124,856
Real Estate Management & Development - 0.1%
Capital & Regional PLC	7,600	137,434
Mitsui Fudosan Co. Ltd.	6,000	123,539
		260,973
Thrifts & Mortgage Finance - 1.2%
Freddie Mac	14,400	864,576
Golden West Financial Corp., Delaware	20,500	1,498,550
Washington Mutual, Inc.	5,800	266,278
		2,629,404
TOTAL FINANCIALS		30,822,108
HEALTH CARE - 8.5%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	1,400	45,514
Alnylam Pharmaceuticals, Inc. (a)	4,000	59,160
Amgen, Inc. (a)	5,700	385,263
Biogen Idec, Inc. (a)	13,100	610,853
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	2,200	$ 91,190
Genentech, Inc. (a)	11,000	912,560
Gilead Sciences, Inc. (a)	8,100	464,373
Myogen, Inc. (a)	6,600	205,590
Vertex Pharmaceuticals, Inc. (a)	6,600	227,700
		3,002,203
Health Care Equipment & Supplies - 1.8%
Advanced Medical Optics, Inc. (a)	2,500	113,300
Alcon, Inc.	1,800	194,544
ArthroCare Corp. (a)	4,500	190,080
Aspect Medical Systems, Inc. (a)	10,640	208,757
Baxter International, Inc.	21,300	803,010
Becton, Dickinson & Co.	12,500	755,375
C.R. Bard, Inc.	10,700	791,907
Conor Medsystems, Inc. (a)	15,000	349,500
Greatbatch, Inc. (a)	15,900	360,771
Inverness Medical Innovations, Inc. (a)	1,000	28,850
Synthes, Inc.	2,016	246,881
		4,042,975
Health Care Providers & Services - 0.7%
Humana, Inc. (a)	8,800	445,544
UnitedHealth Group, Inc.	23,500	1,033,060
Visicu, Inc.	200	3,708
		1,482,312
Health Care Technology - 0.2%
Emdeon Corp. (a)	19,520	226,627
WebMD Health Corp. Class A	4,900	192,325
		418,952
Life Sciences Tools & Services - 0.2%
Millipore Corp. (a)	6,100	423,340
Pharmaceuticals - 4.2%
Allergan, Inc.	9,800	929,236
Elan Corp. PLC sponsored ADR (a)	17,800	334,818
Eli Lilly & Co.	3,100	160,084
Johnson & Johnson	45,200	2,721,944
New River Pharmaceuticals, Inc. (a)	3,500	103,250
Novartis AG:
(Reg.)	4,836	268,301
sponsored ADR	4,900	271,852
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	92,500	$ 2,188,550
Roche Holding AG (participation certificate)	2,604	405,449
Sanofi-Aventis sponsored ADR	3,300	155,991
Wyeth	31,600	1,445,384
		8,984,859
TOTAL HEALTH CARE		18,354,641
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.5%
BAE Systems PLC	26,600	190,020
DRS Technologies, Inc.	5,900	314,234
EADS NV	11,900	424,012
Goodrich Corp.	8,800	375,144
Hexcel Corp. (a)	20,500	421,890
Honeywell International, Inc.	26,300	1,083,034
Ionatron, Inc. (a)(d)	14,700	97,902
Meggitt PLC	37,823	209,717
Precision Castparts Corp.	3,100	178,653
Raytheon Co.	10,300	472,255
Rolls-Royce Group PLC	49,600	383,076
United Technologies Corp.	19,300	1,206,636
		5,356,573
Air Freight & Logistics - 0.4%
FedEx Corp.	7,700	841,379
UTI Worldwide, Inc.	4,736	128,961
		970,340
Airlines - 0.2%
AMR Corp. (a)	7,900	194,814
UAL Corp. (a)	5,100	150,093
		344,907
Building Products - 0.1%
Pfleiderer AG	5,275	147,389
Commercial Services & Supplies - 0.5%
Kenexa Corp.	8,500	257,550
Robert Half International, Inc.	13,300	545,832
Services Acquisition Corp. International (a)	24,800	254,200
Techem AG	1,700	74,082
		1,131,664
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.2%
Fluor Corp.	3,600	$ 315,576
SHIMIZU Corp.	10,000	58,083
		373,659
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	6,900	614,514
Schneider Electric SA	1,300	134,880
Sumitomo Electric Industries Ltd.	9,400	135,227
		884,621
Industrial Conglomerates - 2.5%
3M Co.	5,900	493,594
General Electric Co.	131,270	4,497,308
Smiths Group PLC	15,200	252,128
Textron, Inc.	2,100	190,953
		5,433,983
Machinery - 0.5%
Atlas Copco AB (A Shares)	5,400	146,460
Caterpillar, Inc.	6,300	459,585
Fanuc Ltd.	1,300	116,067
Heidelberger Druckmaschinen AG	4,400	200,427
Metso Corp. sponsored ADR	2,100	75,075
		997,614
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	5,000	387,050
Norfolk Southern Corp.	13,400	706,984
		1,094,034
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	2,000	131,480
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	10,100	336,330
TOTAL INDUSTRIALS		17,202,594
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 2.5%
CIENA Corp. (a)	71,560	299,836
Cisco Systems, Inc. (a)	54,700	1,076,496
Comverse Technology, Inc. (a)	9,000	202,680
Corning, Inc. (a)	17,000	412,250
Harris Corp.	11,000	447,920
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	7,700	$ 122,661
Lucent Technologies, Inc. (a)	74,500	189,975
Motorola, Inc.	51,000	1,075,590
Nokia Corp. sponsored ADR	13,300	285,551
Nortel Networks Corp. (a)	77,600	184,562
QUALCOMM, Inc.	20,600	931,326
Tellabs, Inc. (a)	9,700	138,710
		5,367,557
Computers & Peripherals - 1.9%
Advanced Digital Information Corp. (a)	21,800	258,766
Apple Computer, Inc. (a)	7,000	418,390
Concurrent Computer Corp. (a)	68,800	186,448
EMC Corp. (a)	41,000	524,800
Hewlett-Packard Co.	55,500	1,797,090
International Business Machines Corp.	6,000	479,400
Network Appliance, Inc. (a)	7,000	224,000
Sun Microsystems, Inc. (a)	62,100	289,386
		4,178,280
Electronic Equipment & Instruments - 0.4%
Amphenol Corp. Class A	13,640	757,702
Hoya Corp.	3,900	150,080
		907,782
Internet Software & Services - 1.0%
eBay, Inc. (a)	18,000	590,580
Google, Inc. Class A (sub. vtg.) (a)	3,400	1,264,188
Yahoo!, Inc. (a)	5,700	180,063
		2,034,831
IT Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	4,400	259,600
First Data Corp.	19,500	899,145
Infosys Technologies Ltd.	2,251	141,455
NCI, Inc. Class A	22,700	308,493
SI International, Inc. (a)	16,800	532,392
SRA International, Inc. Class A (a)	13,100	412,126
		2,553,211
Office Electronics - 0.1%
Neopost SA	1,900	203,829
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Semiconductor Engineering, Inc.	172,000	176,030
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	13,400	$ 451,982
Applied Materials, Inc.	6,000	101,460
Applied Micro Circuits Corp. (a)	33,000	97,020
ATI Technologies, Inc. (a)	7,800	128,690
Broadcom Corp. Class A (a)	5,700	192,717
FormFactor, Inc. (a)	8,700	337,038
Freescale Semiconductor, Inc. Class A (a)	7,900	243,557
Intel Corp.	41,100	740,622
Linear Technology Corp.	8,600	290,250
Marvell Technology Group Ltd. (a)	10,300	491,001
National Semiconductor Corp.	8,400	215,712
Renewable Energy Corp. AS	4,200	64,585
Samsung Electronics Co. Ltd.	430	275,766
Texas Instruments, Inc.	7,800	243,594
		4,050,024
Software - 1.6%
BEA Systems, Inc. (a)	20,600	279,336
Citrix Systems, Inc. (a)	5,900	221,722
Mercury Interactive Corp. (a)	8,900	315,060
Microsoft Corp.	85,600	1,938,840
Oracle Corp. (a)	28,800	409,536
Red Hat, Inc. (a)	11,400	298,908
		3,463,402
TOTAL INFORMATION TECHNOLOGY		22,758,916
MATERIALS - 1.2%
Chemicals - 0.8%
Arkema:
rights 6/26/06 (a)	1,060	3,763
sponsored ADR (a)	385	13,668
FMC Corp.	240	15,497
Monsanto Co.	6,800	572,288
Nitto Denko Corp.	3,200	247,437
Praxair, Inc.	11,100	584,970
Shin-Etsu Chemical Co. Ltd.	2,500	140,936
Syngenta AG sponsored ADR	5,800	159,848
Tokuyama Corp.	2,000	30,336
		1,768,743
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 0.4%
Alcan, Inc.	2,900	$ 150,234
Alcoa, Inc.	5,100	161,772
Apex Silver Mines Ltd. (a)	6,700	93,465
BHP Billiton Ltd. sponsored ADR	2,500	108,200
Carpenter Technology Corp.	3,200	357,760
		871,431
TOTAL MATERIALS		2,640,174
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	55,300	1,441,118
Qwest Communications International, Inc. (a)	100,800	706,608
Verizon Communications, Inc.	54,700	1,707,187
		3,854,913
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	13,900	441,603
MTN Group Ltd.	12,200	100,859
Sprint Nextel Corp.	32,988	699,675
		1,242,137
TOTAL TELECOMMUNICATION SERVICES		5,097,050
UTILITIES - 0.8%
Electric Utilities - 0.4%
E.ON AG	2,700	311,445
E.ON AG sponsored ADR	9,600	369,120
Entergy Corp.	3,300	231,363
		911,928
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. (a)	2,600	129,350
TXU Corp.	10,600	607,380
		736,730
TOTAL UTILITIES		1,648,658
TOTAL COMMON STOCKS (Cost $129,905,273)		134,972,042
Convertible Bonds - 0.0%
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 0.25% 5/1/13	$ 110,000	$ 100,562
TOTAL CONVERTIBLE BONDS (Cost $110,000)		100,562
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 4.54% to 4.72% 6/8/06 to 7/27/06 (e) (Cost $597,338)	600,000	597,424
Fixed-Income Funds - 23.4%
	Shares
Fidelity Floating Rate Central Investment Portfolio (f)	65,087	6,536,687
Fidelity High Income Central Investment Portfolio 1 (f)	140,478	13,665,652
Fidelity Tactical Income Central Investment Portfolio (f)	311,288	29,933,463
TOTAL FIXED-INCOME FUNDS (Cost $50,460,287)		50,135,802
Money Market Funds - 12.7%

Fidelity Cash Central Fund, 5.03% (b)	27,251,560	27,251,560
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	90,750	90,750
TOTAL MONEY MARKET FUNDS (Cost $27,342,310)		27,342,310
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $208,415,208)		213,148,140
NET OTHER ASSETS - 0.7%		1,473,871
NET ASSETS - 100%		$ 214,622,011
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
35 S&P 500 Index Contracts	June 2006	$ 11,130,875	$ (155,050)

The face value of futures purchased as a percentage of net assets - 5.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $597,424.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $387,527 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 402,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 621,902
Fidelity Floating Rate Central Investment Portfolio	$ 96,893
Fidelity High Income Central Investment Portfolio 1	$ 573,853
Fidelity Securities Lending Cash Central Fund	$ 5,799
Fidelity Tactical Income Central Investment Portfolio	$ 491,087
Total	$1,789,534

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	2,543,537	3,998,797	-	6,536,687	0.6%
Fidelity High Income Central Investment Portfolio 1	10,223,420	4,841,000	1,498,946	13,665,652	1.7%
Fidelity Tactical Income Central Investment Portfolio	17,312,467	12,992,680	-	29,933,463	0.7%
Total	30,079,424	21,832,477	1,498,946	50,135,802
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	8.9%
AAA, AA, A	4.0%
BBB	1.9%
BB	3.5%
B	4.5%
CCC, CC, C	0.6%
Not Rated	0.7%
Equities	68.1%
Short-Term Investments and Net Other Assets	7.8%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.8%
United Kingdom	2.1%
Japan	1.6%
France	1.3%
Canada	1.1%
Others (individually less than 1%)	7.1%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $73,260) - See accompanying schedule: Unaffiliated issuers (cost $130,612,611)	$ 135,670,028
Affiliated Central Funds (cost $77,802,597)	77,478,112
Total Investments (cost $208,415,208)		$ 213,148,140
Receivable for investments sold		1,911,380
Receivable for fund shares sold		486,840
Dividends receivable		275,889
Interest receivable		341,724
Receivable for daily variation on futures contracts		105,871
Prepaid expenses		418
Other receivables		5,096
Total assets		216,275,358

Liabilities
Payable for investments purchased	$ 682,681
Payable for fund shares redeemed	572,881
Accrued management fee	111,858
Distribution fees payable	108,573
Other affiliated payables	58,090
Other payables and accrued expenses	28,514
Collateral on securities loaned, at value	90,750
Total liabilities		1,653,347

Net Assets		$ 214,622,011
Net Assets consist of:
Paid in capital		$ 205,866,244
Undistributed net investment income		888,590
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,286,879
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,580,298
Net Assets		$ 214,622,011

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($65,772,687 ÷ 5,599,820 shares)	$ 11.75

Maximum offering price per share (100/94.25 of $11.75)	$ 12.47
Class T: Net Asset Value and redemption price per share ($69,478,817 ÷ 5,942,985 shares)	$ 11.69

Maximum offering price per share (100/96.50 of $11.69)	$ 12.11
Class B: Net Asset Value and offering price per share ($39,515,270 ÷ 3,398,440 shares)A	$ 11.63

Class C: Net Asset Value and offering price per share ($37,638,430 ÷ 3,238,167 shares)A	$ 11.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,216,807 ÷ 188,150 shares)	$ 11.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 1,137,948
Interest		11,392
Income from affiliated Central Funds		1,789,534
Total income		2,938,874

Expenses
Management fee	$ 584,384
Transfer agent fees	294,238
Distribution fees	626,114
Accounting and security lending fees	43,434
Independent trustees' compensation	398
Custodian fees and expenses	38,249
Registration fees	59,051
Audit	24,514
Legal	2,281
Miscellaneous	(7,060)
Total expenses before reductions	1,665,603
Expense reductions	(32,510)	1,633,093
Net investment income (loss)		1,305,781
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,685)	4,223,954
Affiliated Central Funds	50,366
Foreign currency transactions	3,616
Futures contracts	312,655
Total net realized gain (loss)		4,590,591
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $11,560)	(1,492,049)
Assets and liabilities in foreign currencies	3,652
Futures contracts	(356,845)
Total change in net unrealized appreciation (depreciation)		(1,845,242)
Net gain (loss)		2,745,349
Net increase (decrease) in net assets resulting from operations		$ 4,051,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,305,781	$ 750,557
Net realized gain (loss)	4,590,591	27,183,668
Change in net unrealized appreciation (depreciation)	(1,845,242)	(8,481,001)
Net increase (decrease) in net assets resulting from operations	4,051,130	19,453,224
Distributions to shareholders from net investment income	(757,234)	(539,768)
Distributions to shareholders from net realized gain	(14,782,179)	-
Total distributions	(15,539,413)	(539,768)
Share transactions - net increase (decrease)	37,709,671	21,707,568
Total increase (decrease) in net assets	26,221,388	40,621,024

Net Assets
Beginning of period	188,400,623	147,779,599
End of period (including undistributed net investment income of $888,590 and undistributed net investment income of $340,043, respectively)	$ 214,622,011	$ 188,400,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 11.10	$ 9.93	$ 8.77	$ 9.83	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.10	.10	.08	.12	.15	.20
Net realized and unrealized gain (loss)	.20	1.36	1.17	1.16	(1.05)	(1.20)
Total from investment operations	.30	1.46	1.25	1.28	(.90)	(1.00)
Distributions from net investment income	(.07)	(.08)	(.08)	(.12)	(.16)	(.19)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.03)	(.08)	(.08)	(.12)	(.16)	(.19)
Net asset value, end of period	$ 11.75	$ 12.48	$ 11.10	$ 9.93	$ 8.77	$ 9.83
Total Return B, C, D	2.46%	13.22%	12.66%	14.79%	(9.28)%	(9.13)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.24% A	1.26%	1.28%	1.27%	1.29%	1.26%
Expenses net of fee waivers, if any	1.24% A	1.26%	1.28%	1.27%	1.29%	1.26%
Expenses net of all reductions	1.22% A	1.23%	1.25%	1.23%	1.25%	1.23%
Net investment income (loss)	1.63% A	.85%	.75%	1.33%	1.65%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,773	$ 52,137	$ 36,512	$ 36,234	$ 29,894	$ 14,487
Portfolio turnover rate	79% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 11.05	$ 9.90	$ 8.75	$ 9.79	$ 10.99
Income from Investment Operations
Net investment income (loss) E	.08	.07	.05	.09	.13	.17
Net realized and unrealized gain (loss)	.20	1.35	1.17	1.15	(1.05)	(1.19)
Total from investment operations	.28	1.42	1.22	1.24	(.92)	(1.02)
Distributions from net investment income	(.05)	(.05)	(.07)	(.09)	(.12)	(.18)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.01)	(.05)	(.07)	(.09)	(.12)	(.18)
Net asset value, end of period	$ 11.69	$ 12.42	$ 11.05	$ 9.90	$ 8.75	$ 9.79
Total Return B, C, D	2.32%	12.83%	12.39%	14.33%	(9.50)%	(9.35)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.50% A	1.52%	1.57%	1.59%	1.56%	1.55%
Expenses net of fee waivers, if any	1.50% A	1.52%	1.57%	1.59%	1.56%	1.55%
Expenses net of all reductions	1.48% A	1.50%	1.55%	1.56%	1.53%	1.52%
Net investment income (loss)	1.36% A	.58%	.46%	1.00%	1.38%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,479	$ 62,862	$ 57,816	$ 54,298	$ 45,804	$ 71,346
Portfolio turnover rate	79% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 11.01	$ 9.87	$ 8.73	$ 9.78	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.05	.01	(.01)	.04	.08	.12
Net realized and unrealized gain (loss)	.20	1.34	1.17	1.15	(1.05)	(1.19)
Total from investment operations	.25	1.35	1.16	1.19	(.97)	(1.07)
Distributions from net investment income	(.02)	-	(.02)	(.05)	(.08)	(.11)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(.98)	-	(.02)	(.05)	(.08)	(.11)
Net asset value, end of period	$ 11.63	$ 12.36	$ 11.01	$ 9.87	$ 8.73	$ 9.78
Total Return B, C, D	2.08%	12.26%	11.77%	13.72%	(10.00)%	(9.80)%
Ratios to Average Net Assets F, G
Expenses before reductions	2.06% A	2.08%	2.14%	2.12%	2.10%	2.04%
Expenses net of fee waivers, if any	2.00% A	2.04%	2.14%	2.12%	2.10%	2.04%
Expenses net of all reductions	1.98% A	2.01%	2.11%	2.08%	2.06%	2.01%
Net investment income (loss)	.87% A	.07%	(.11)%	.48%	.84%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,515	$ 40,236	$ 32,642	$ 25,463	$ 19,261	$ 21,599
Portfolio turnover rate	79% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 11.01	$ 9.87	$ 8.72	$ 9.77	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.05	.01	(.01)	.05	.08	.12
Net realized and unrealized gain (loss)	.20	1.35	1.17	1.15	(1.05)	(1.18)
Total from investment operations	.25	1.36	1.16	1.20	(.97)	(1.06)
Distributions from net investment income	(.03)	(.01)	(.02)	(.05)	(.08)	(.11)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(.99)	(.01)	(.02)	(.05)	(.08)	(.11)
Net asset value, end of period	$ 11.62	$ 12.36	$ 11.01	$ 9.87	$ 8.72	$ 9.77
Total Return B, C, D	2.01%	12.31%	11.77%	13.85%	(10.01)%	(9.73)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.99% A	2.02%	2.08%	2.08%	2.07%	2.02%
Expenses net of fee waivers, if any	1.99% A	2.02%	2.08%	2.08%	2.07%	2.02%
Expenses net of all reductions	1.97% A	1.99%	2.05%	2.05%	2.03%	1.99%
Net investment income (loss)	.88% A	.09%	(.05)%	.52%	.88%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,639	$ 31,397	$ 20,023	$ 13,150	$ 9,574	$ 11,037
Portfolio turnover rate	79% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.14	$ 9.95	$ 8.78	$ 9.85	$ 11.04
Income from Investment Operations
Net investment income (loss) D	.12	.14	.11	.15	.16	.24
Net realized and unrealized gain (loss)	.20	1.36	1.19	1.15	(1.04)	(1.21)
Total from investment operations	.32	1.50	1.30	1.30	(.88)	(.97)
Distributions from net investment income	(.09)	(.13)	(.11)	(.13)	(.19)	(.22)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.05)	(.13)	(.11)	(.13)	(.19)	(.22)
Net asset value, end of period	$ 11.78	$ 12.51	$ 11.14	$ 9.95	$ 8.78	$ 9.85
Total Return B, C	2.58%	13.56%	13.17%	15.03%	(9.07)%	(8.86)%
Ratios to Average Net Assets E, F
Expenses before reductions	.93% A	.93%	.92%	1.13%	1.11%	.95%
Expenses net of fee waivers, if any	.93% A	.93%	.92%	1.13%	1.11%	.95%
Expenses net of all reductions	.91% A	.91%	.89%	1.09%	1.07%	.92%
Net investment income (loss)	1.94% A	1.17%	1.11%	1.47%	1.84%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,217	$ 1,768	$ 787	$ 707	$ 5,359	$ 745
Portfolio turnover rate	79% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed-income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds.

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the fund from November 30 to September 30, effective September 30, 2006. In addition, the Board of Trustees approved a change in the name of the fund to Fidelity Advisor Asset Manager 70% effective in late September 2006.

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships (including allocations from CIPs) and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,527,521
Unrealized depreciation	(6,150,988)
Net unrealized appreciation (depreciation)	$ 4,376,533
Cost for federal income tax purposes	$ 208,771,607

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments

Semiannual Report

2. Operating Policies - continued

Futures Contracts - continued

under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $91,954,897 and $70,081,778, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 74,495	$ 1,552
Class T	.25%	.25%	172,222	399
Class B	.75%	.25%	205,150	154,007
Class C	.75%	.25%	174,247	50,696
			$ 626,114	$ 206,654

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,569
Class T	16,545
Class B*	31,888
Class C*	3,709
$ 99,711

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 80,282.27
Class T	96,675.28
Class B	68,433.33
Class C	46,802.27
Institutional Class	2,046.20
	$ 294,238

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. The Tactical Income Central Investment Portfolio seeks a high level of income by normally investing in investment-grade debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund's Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, each CIP may also participate in delayed delivery and when-issued securities, loans and other direct debt instruments, derivatives, and mortgage dollar rolls. These strategies are consistent with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds - continued

the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each CIP's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,108 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $290 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Semiannual Report

6. Security Lending - continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $5,799.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ -
Class T	1.50%	1,106
Class B	2.00%	11,967
Class C	2.00%	-
Institutional Class	1.00%	-
		$ 13,073

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $17,549 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,363
Class C	516
$ 1,879

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 321,805	$ 297,203
Class T	281,912	219,879
Class B	72,859	-
Class C	67,629	9,235
Institutional Class	13,029	13,451
Total	$ 757,234	$ 539,768
From net realized gain
Class A	$ 4,075,933	$ -
Class T	4,948,918	-
Class B	3,155,607	-
Class C	2,465,196	-
Institutional Class	136,525	-
Total	$ 14,782,179	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	1,584,192	1,672,636	$ 18,915,238	$ 19,857,557
Reinvestment of distributions	355,615	23,884	4,173,333	279,633
Shares redeemed	(518,552)	(806,455)	(6,208,040)	(9,453,473)
Net increase (decrease)	1,421,255	890,065	$ 16,880,531	$ 10,683,717
Class T
Shares sold	1,233,913	1,779,081	$ 14,668,510	$ 20,801,971
Reinvestment of distributions	441,403	18,515	5,156,728	215,033
Shares redeemed	(792,871)	(1,969,870)	(9,415,323)	(22,739,571)
Net increase (decrease)	882,445	(172,274)	$ 10,409,915	$ (1,722,567)
Class B
Shares sold	501,220	1,039,840	$ 5,938,968	$ 12,146,325
Reinvestment of distributions	245,682	-	2,856,860	-
Shares redeemed	(604,284)	(749,604)	(7,137,576)	(8,727,769)
Net increase (decrease)	142,618	290,236	$ 1,658,252	$ 3,418,556
Class C
Shares sold	839,909	1,123,983	$ 9,925,471	$ 13,167,117
Reinvestment of distributions	196,088	725	2,280,309	8,158
Shares redeemed	(338,592)	(402,711)	(4,001,453)	(4,691,340)
Net increase (decrease)	697,405	721,997	$ 8,204,327	$ 8,483,935
Institutional Class
Shares sold	71,748	102,713	$ 858,524	$ 1,217,559
Reinvestment of distributions	10,159	910	119,567	10,751
Shares redeemed	(35,076)	(32,917)	(421,445)	(384,383)
Net increase (decrease)	46,831	70,706	$ 556,646	$ 843,927

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Asset Allocation Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAL-USAN-0706
1.786775.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Asset Allocation
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,024.60	$ 6.26
Hypothetical A	$ 1,000.00	$ 1,018.75	$ 6.24
Class T
Actual	$ 1,000.00	$ 1,023.20	$ 7.57
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,020.80	$ 10.08
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,020.10	$ 10.02
Hypothetical A	$ 1,000.00	$ 1,015.01	$ 10.00
Institutional Class
Actual	$ 1,000.00	$ 1,025.80	$ 4.70
Hypothetical A	$ 1,000.00	$ 1,020.29	$ 4.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.24%
Class T	1.50%
Class B	2.00%
Class C	1.99%
Institutional Class	.93%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	2.1	2.4
Exxon Mobil Corp.	1.6	2.1
Bank of America Corp.	1.4	1.2
Johnson & Johnson	1.3	1.3
JPMorgan Chase & Co.	1.2	0.7
American International Group, Inc.	1.2	1.6
Altria Group, Inc.	1.0	1.1
Pfizer, Inc.	1.0	0.9
Microsoft Corp.	0.9	1.6
Wells Fargo & Co.	0.9	0.7
	12.6
Market Sectors as of May 31, 2006
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.4	13.6
Information Technology	10.6	14.0
Health Care	8.5	10.2
Industrials	8.0	8.0
Consumer Discretionary	6.7	6.4
Energy	5.6	6.7
Consumer Staples	4.7	5.3
Telecommunication Services	2.4	2.9
Materials	1.2	1.0
Utilities	0.8	1.1
Asset Allocation (% of fund's net assets)
As of May 31, 2006*	As of November 30, 2005**
Stock class 68.4%	Stock class 72.8%
Bond class 24.7%	Bond class 16.4%
Short-term class 6.9%	Short-term class 10.8%

* Foreign investments	13.2%	** Foreign investments	11.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

For an unaudited list of holdings for each fixed-income central fund, visit advisor.fidelity.com.

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.7%
Automobiles - 0.3%
Fiat Spa (a)	14,800	$ 198,968
General Motors Corp.	7,800	210,054
Renault SA	600	68,981
Toyota Motor Corp.	3,100	166,439
		644,442
Hotels, Restaurants & Leisure - 0.8%
Accor SA	1,200	70,381
International Game Technology	9,200	342,516
Kerzner International Ltd. (a)	4,100	325,089
Penn National Gaming, Inc. (a)	3,086	118,595
Starwood Hotels & Resorts Worldwide, Inc.	10,500	641,550
Vail Resorts, Inc. (a)	8,200	294,790
		1,792,921
Household Durables - 0.5%
Garmin Ltd.	2,700	251,883
Koninklijke Philips Electronics NV (NY Shares)	4,700	148,567
Nexity	1,800	109,978
Sony Corp.	2,800	126,476
Sony Corp. sponsored ADR	3,700	167,129
Steinhoff International Holdings Ltd.	47,400	151,047
		955,080
Media - 2.2%
Grupo Televisa SA de CV (CPO) sponsored ADR	9,100	167,349
Lagardere S.C.A. (Reg.)	2,300	181,591
Live Nation, Inc. (a)	800	18,240
News Corp.:
Class A	25,200	480,564
Class B	38,600	770,842
NTL, Inc. (a)	19,000	506,920
Omnicom Group, Inc.	6,300	599,193
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	6,400	61,696
The Walt Disney Co.	32,200	982,100
Univision Communications, Inc. Class A (a)	24,430	878,259
		4,646,754
Multiline Retail - 1.2%
Federated Department Stores, Inc.	16,200	1,179,846
JCPenney Co., Inc.	9,000	546,840
KarstadtQuelle AG (a)	8,200	228,171
Marks & Spencer Group PLC	17,200	174,655
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc.	3,900	$ 143,637
Sears Holdings Corp. (a)	1,900	288,553
		2,561,702
Specialty Retail - 1.4%
AnnTaylor Stores Corp. (a)	3,200	123,072
Best Buy Co., Inc.	13,500	715,500
Circuit City Stores, Inc.	17,700	531,885
Home Depot, Inc.	15,800	602,296
Lowe's Companies, Inc.	4,900	305,172
OfficeMax, Inc.	8,000	330,640
Staples, Inc.	15,100	354,699
		2,963,264
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	9,700	548,050
Valentino Fashion Group Spa	6,500	182,617
		730,667
TOTAL CONSUMER DISCRETIONARY		14,294,830
CONSUMER STAPLES - 4.7%
Beverages - 1.0%
PepsiCo, Inc.	29,800	1,801,708
Pernod Ricard SA	2,159	421,443
		2,223,151
Food & Staples Retailing - 1.2%
Aeon Co. Ltd.	10,600	227,782
CVS Corp.	25,800	719,820
Safeway, Inc.	21,700	511,686
Shinsegae Co. Ltd.	222	101,428
Wal-Mart Stores, Inc.	15,370	744,677
Walgreen Co.	4,000	162,400
		2,467,793
Food Products - 0.2%
Koninklijke Numico NV	3,500	155,438
Lindt & Spruengli AG (participation certificate)	130	249,469
		404,907
Household Products - 1.0%
Colgate-Palmolive Co.	18,700	1,128,358
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	15,803	$ 857,286
Reckitt Benckiser PLC	3,700	135,962
		2,121,606
Personal Products - 0.3%
Avon Products, Inc.	12,100	383,570
L'Oreal SA	3,200	286,486
		670,056
Tobacco - 1.0%
Altria Group, Inc.	30,600	2,213,910
TOTAL CONSUMER STAPLES		10,101,423
ENERGY - 5.6%
Energy Equipment & Services - 1.7%
Compagnie Generale de Geophysique SA (a)	900	152,843
Diamond Offshore Drilling, Inc.	2,700	231,498
GlobalSantaFe Corp.	3,500	210,455
Halliburton Co.	15,800	1,178,522
National Oilwell Varco, Inc. (a)	12,300	812,538
Schlumberger Ltd. (NY Shares)	16,400	1,075,348
		3,661,204
Oil, Gas & Consumable Fuels - 3.9%
Canadian Natural Resources Ltd.	4,900	258,070
ConocoPhillips	7,300	462,017
CONSOL Energy, Inc.	3,000	264,750
Exxon Mobil Corp.	56,800	3,459,688
Norsk Hydro ASA	5,900	166,380
Occidental Petroleum Corp.	13,500	1,337,715
OMV AG	2,800	162,966
Quicksilver Resources, Inc. (a)	7,500	263,025
Talisman Energy, Inc.	11,100	202,093
Total SA:
Series B	4,240	276,490
sponsored ADR	4,000	260,840
Ultra Petroleum Corp. (a)	9,600	552,480
Valero Energy Corp.	11,800	723,930
		8,390,444
TOTAL ENERGY		12,051,648
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 14.4%
Capital Markets - 2.1%
Daiwa Securities Group, Inc.	27,000	$ 334,525
E*TRADE Financial Corp. (a)	17,500	424,725
Goldman Sachs Group, Inc.	2,400	362,280
KKR Private Equity Investors, L.P. Restricted Depositary Units (g)	16,100	387,527
Merrill Lynch & Co., Inc.	18,600	1,346,826
Nikko Cordial Corp.	14,000	205,808
Nomura Holdings, Inc.	7,800	153,660
State Street Corp.	16,400	1,018,440
UBS AG (NY Shares)	2,900	328,338
		4,562,129
Commercial Banks - 2.4%
Banca Intesa Spa	27,900	161,561
BNP Paribas SA	2,500	233,269
Daegu Bank Co. Ltd.	4,810	78,882
Deutsche Postbank AG	1,400	97,919
Finansbank AS	18,000	86,368
HSBC Holdings PLC (Hong Kong) (Reg.)	6,800	118,619
Kookmin Bank sponsored ADR	1,400	112,672
Mizuho Financial Group, Inc.	33	269,114
Nedbank Group Ltd.	6,500	110,946
PNC Financial Services Group, Inc.	3,100	213,621
Societe Generale Series A	1,800	277,309
Standard Chartered PLC (United Kingdom)	14,152	347,485
Sumitomo Mitsui Financial Group, Inc.	41	420,247
U.S. Bancorp, Delaware	10,600	327,222
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,400	89,362
Unicredito Italiano Spa	21,500	163,824
Wells Fargo & Co.	28,500	1,891,545
		4,999,965
Consumer Finance - 1.1%
American Express Co.	25,900	1,407,924
Capital One Financial Corp.	5,800	480,066
Credit Saison Co. Ltd.	3,000	151,591
ORIX Corp.	870	250,705
		2,290,286
Diversified Financial Services - 3.9%
African Bank Investments Ltd.	36,400	154,514
Bank of America Corp.	64,700	3,131,480
Citigroup, Inc.	37,400	1,843,820
FirstRand Ltd.	44,300	116,446
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
ING Groep NV (Certificaten Van Aandelen)	5,000	$ 196,050
IntercontinentalExchange, Inc.	6,900	384,330
JPMorgan Chase & Co.	61,100	2,605,304
		8,431,944
Insurance - 3.1%
ACE Ltd.	16,400	849,028
AFLAC, Inc.	9,860	461,448
Allianz AG (Reg.)	1,200	186,960
AMBAC Financial Group, Inc.	3,800	304,570
American International Group, Inc.	42,367	2,575,914
AXA SA	5,700	198,075
Benfield Group PLC	10,500	70,982
Hartford Financial Services Group, Inc.	9,200	809,048
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,600	216,864
Prudential Financial, Inc.	10,100	769,115
T&D Holdings, Inc.	1,150	80,547
		6,522,551
Real Estate Investment Trusts - 0.5%
Equity Residential (SBI)	14,500	639,450
Vornado Realty Trust	5,400	485,406
		1,124,856
Real Estate Management & Development - 0.1%
Capital & Regional PLC	7,600	137,434
Mitsui Fudosan Co. Ltd.	6,000	123,539
		260,973
Thrifts & Mortgage Finance - 1.2%
Freddie Mac	14,400	864,576
Golden West Financial Corp., Delaware	20,500	1,498,550
Washington Mutual, Inc.	5,800	266,278
		2,629,404
TOTAL FINANCIALS		30,822,108
HEALTH CARE - 8.5%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	1,400	45,514
Alnylam Pharmaceuticals, Inc. (a)	4,000	59,160
Amgen, Inc. (a)	5,700	385,263
Biogen Idec, Inc. (a)	13,100	610,853
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	2,200	$ 91,190
Genentech, Inc. (a)	11,000	912,560
Gilead Sciences, Inc. (a)	8,100	464,373
Myogen, Inc. (a)	6,600	205,590
Vertex Pharmaceuticals, Inc. (a)	6,600	227,700
		3,002,203
Health Care Equipment & Supplies - 1.8%
Advanced Medical Optics, Inc. (a)	2,500	113,300
Alcon, Inc.	1,800	194,544
ArthroCare Corp. (a)	4,500	190,080
Aspect Medical Systems, Inc. (a)	10,640	208,757
Baxter International, Inc.	21,300	803,010
Becton, Dickinson & Co.	12,500	755,375
C.R. Bard, Inc.	10,700	791,907
Conor Medsystems, Inc. (a)	15,000	349,500
Greatbatch, Inc. (a)	15,900	360,771
Inverness Medical Innovations, Inc. (a)	1,000	28,850
Synthes, Inc.	2,016	246,881
		4,042,975
Health Care Providers & Services - 0.7%
Humana, Inc. (a)	8,800	445,544
UnitedHealth Group, Inc.	23,500	1,033,060
Visicu, Inc.	200	3,708
		1,482,312
Health Care Technology - 0.2%
Emdeon Corp. (a)	19,520	226,627
WebMD Health Corp. Class A	4,900	192,325
		418,952
Life Sciences Tools & Services - 0.2%
Millipore Corp. (a)	6,100	423,340
Pharmaceuticals - 4.2%
Allergan, Inc.	9,800	929,236
Elan Corp. PLC sponsored ADR (a)	17,800	334,818
Eli Lilly & Co.	3,100	160,084
Johnson & Johnson	45,200	2,721,944
New River Pharmaceuticals, Inc. (a)	3,500	103,250
Novartis AG:
(Reg.)	4,836	268,301
sponsored ADR	4,900	271,852
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	92,500	$ 2,188,550
Roche Holding AG (participation certificate)	2,604	405,449
Sanofi-Aventis sponsored ADR	3,300	155,991
Wyeth	31,600	1,445,384
		8,984,859
TOTAL HEALTH CARE		18,354,641
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.5%
BAE Systems PLC	26,600	190,020
DRS Technologies, Inc.	5,900	314,234
EADS NV	11,900	424,012
Goodrich Corp.	8,800	375,144
Hexcel Corp. (a)	20,500	421,890
Honeywell International, Inc.	26,300	1,083,034
Ionatron, Inc. (a)(d)	14,700	97,902
Meggitt PLC	37,823	209,717
Precision Castparts Corp.	3,100	178,653
Raytheon Co.	10,300	472,255
Rolls-Royce Group PLC	49,600	383,076
United Technologies Corp.	19,300	1,206,636
		5,356,573
Air Freight & Logistics - 0.4%
FedEx Corp.	7,700	841,379
UTI Worldwide, Inc.	4,736	128,961
		970,340
Airlines - 0.2%
AMR Corp. (a)	7,900	194,814
UAL Corp. (a)	5,100	150,093
		344,907
Building Products - 0.1%
Pfleiderer AG	5,275	147,389
Commercial Services & Supplies - 0.5%
Kenexa Corp.	8,500	257,550
Robert Half International, Inc.	13,300	545,832
Services Acquisition Corp. International (a)	24,800	254,200
Techem AG	1,700	74,082
		1,131,664
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.2%
Fluor Corp.	3,600	$ 315,576
SHIMIZU Corp.	10,000	58,083
		373,659
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	6,900	614,514
Schneider Electric SA	1,300	134,880
Sumitomo Electric Industries Ltd.	9,400	135,227
		884,621
Industrial Conglomerates - 2.5%
3M Co.	5,900	493,594
General Electric Co.	131,270	4,497,308
Smiths Group PLC	15,200	252,128
Textron, Inc.	2,100	190,953
		5,433,983
Machinery - 0.5%
Atlas Copco AB (A Shares)	5,400	146,460
Caterpillar, Inc.	6,300	459,585
Fanuc Ltd.	1,300	116,067
Heidelberger Druckmaschinen AG	4,400	200,427
Metso Corp. sponsored ADR	2,100	75,075
		997,614
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	5,000	387,050
Norfolk Southern Corp.	13,400	706,984
		1,094,034
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	2,000	131,480
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	10,100	336,330
TOTAL INDUSTRIALS		17,202,594
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 2.5%
CIENA Corp. (a)	71,560	299,836
Cisco Systems, Inc. (a)	54,700	1,076,496
Comverse Technology, Inc. (a)	9,000	202,680
Corning, Inc. (a)	17,000	412,250
Harris Corp.	11,000	447,920
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	7,700	$ 122,661
Lucent Technologies, Inc. (a)	74,500	189,975
Motorola, Inc.	51,000	1,075,590
Nokia Corp. sponsored ADR	13,300	285,551
Nortel Networks Corp. (a)	77,600	184,562
QUALCOMM, Inc.	20,600	931,326
Tellabs, Inc. (a)	9,700	138,710
		5,367,557
Computers & Peripherals - 1.9%
Advanced Digital Information Corp. (a)	21,800	258,766
Apple Computer, Inc. (a)	7,000	418,390
Concurrent Computer Corp. (a)	68,800	186,448
EMC Corp. (a)	41,000	524,800
Hewlett-Packard Co.	55,500	1,797,090
International Business Machines Corp.	6,000	479,400
Network Appliance, Inc. (a)	7,000	224,000
Sun Microsystems, Inc. (a)	62,100	289,386
		4,178,280
Electronic Equipment & Instruments - 0.4%
Amphenol Corp. Class A	13,640	757,702
Hoya Corp.	3,900	150,080
		907,782
Internet Software & Services - 1.0%
eBay, Inc. (a)	18,000	590,580
Google, Inc. Class A (sub. vtg.) (a)	3,400	1,264,188
Yahoo!, Inc. (a)	5,700	180,063
		2,034,831
IT Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	4,400	259,600
First Data Corp.	19,500	899,145
Infosys Technologies Ltd.	2,251	141,455
NCI, Inc. Class A	22,700	308,493
SI International, Inc. (a)	16,800	532,392
SRA International, Inc. Class A (a)	13,100	412,126
		2,553,211
Office Electronics - 0.1%
Neopost SA	1,900	203,829
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Semiconductor Engineering, Inc.	172,000	176,030
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	13,400	$ 451,982
Applied Materials, Inc.	6,000	101,460
Applied Micro Circuits Corp. (a)	33,000	97,020
ATI Technologies, Inc. (a)	7,800	128,690
Broadcom Corp. Class A (a)	5,700	192,717
FormFactor, Inc. (a)	8,700	337,038
Freescale Semiconductor, Inc. Class A (a)	7,900	243,557
Intel Corp.	41,100	740,622
Linear Technology Corp.	8,600	290,250
Marvell Technology Group Ltd. (a)	10,300	491,001
National Semiconductor Corp.	8,400	215,712
Renewable Energy Corp. AS	4,200	64,585
Samsung Electronics Co. Ltd.	430	275,766
Texas Instruments, Inc.	7,800	243,594
		4,050,024
Software - 1.6%
BEA Systems, Inc. (a)	20,600	279,336
Citrix Systems, Inc. (a)	5,900	221,722
Mercury Interactive Corp. (a)	8,900	315,060
Microsoft Corp.	85,600	1,938,840
Oracle Corp. (a)	28,800	409,536
Red Hat, Inc. (a)	11,400	298,908
		3,463,402
TOTAL INFORMATION TECHNOLOGY		22,758,916
MATERIALS - 1.2%
Chemicals - 0.8%
Arkema:
rights 6/26/06 (a)	1,060	3,763
sponsored ADR (a)	385	13,668
FMC Corp.	240	15,497
Monsanto Co.	6,800	572,288
Nitto Denko Corp.	3,200	247,437
Praxair, Inc.	11,100	584,970
Shin-Etsu Chemical Co. Ltd.	2,500	140,936
Syngenta AG sponsored ADR	5,800	159,848
Tokuyama Corp.	2,000	30,336
		1,768,743
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 0.4%
Alcan, Inc.	2,900	$ 150,234
Alcoa, Inc.	5,100	161,772
Apex Silver Mines Ltd. (a)	6,700	93,465
BHP Billiton Ltd. sponsored ADR	2,500	108,200
Carpenter Technology Corp.	3,200	357,760
		871,431
TOTAL MATERIALS		2,640,174
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	55,300	1,441,118
Qwest Communications International, Inc. (a)	100,800	706,608
Verizon Communications, Inc.	54,700	1,707,187
		3,854,913
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	13,900	441,603
MTN Group Ltd.	12,200	100,859
Sprint Nextel Corp.	32,988	699,675
		1,242,137
TOTAL TELECOMMUNICATION SERVICES		5,097,050
UTILITIES - 0.8%
Electric Utilities - 0.4%
E.ON AG	2,700	311,445
E.ON AG sponsored ADR	9,600	369,120
Entergy Corp.	3,300	231,363
		911,928
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. (a)	2,600	129,350
TXU Corp.	10,600	607,380
		736,730
TOTAL UTILITIES		1,648,658
TOTAL COMMON STOCKS (Cost $129,905,273)		134,972,042
Convertible Bonds - 0.0%
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 0.25% 5/1/13	$ 110,000	$ 100,562
TOTAL CONVERTIBLE BONDS (Cost $110,000)		100,562
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 4.54% to 4.72% 6/8/06 to 7/27/06 (e) (Cost $597,338)	600,000	597,424
Fixed-Income Funds - 23.4%
	Shares
Fidelity Floating Rate Central Investment Portfolio (f)	65,087	6,536,687
Fidelity High Income Central Investment Portfolio 1 (f)	140,478	13,665,652
Fidelity Tactical Income Central Investment Portfolio (f)	311,288	29,933,463
TOTAL FIXED-INCOME FUNDS (Cost $50,460,287)		50,135,802
Money Market Funds - 12.7%

Fidelity Cash Central Fund, 5.03% (b)	27,251,560	27,251,560
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	90,750	90,750
TOTAL MONEY MARKET FUNDS (Cost $27,342,310)		27,342,310
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $208,415,208)		213,148,140
NET OTHER ASSETS - 0.7%		1,473,871
NET ASSETS - 100%		$ 214,622,011
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
35 S&P 500 Index Contracts	June 2006	$ 11,130,875	$ (155,050)

The face value of futures purchased as a percentage of net assets - 5.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $597,424.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $387,527 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 402,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 621,902
Fidelity Floating Rate Central Investment Portfolio	96,893
Fidelity High Income Central Investment Portfolio 1	573,853
Fidelity Securities Lending Cash Central Fund	5,799
Fidelity Tactical Income Central Investment Portfolio	491,087
Total	$ 1,789,534

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 2,543,537	$ 3,998,797	$ -	$ 6,536,687	0.6%
Fidelity High Income Central Investment Portfolio 1	10,223,420	4,841,000	1,498,946	13,665,652	1.7%
Fidelity Tactical Income Central Investment Portfolio	17,312,467	12,992,680	-	29,933,463	0.7%
Total	$ 30,079,424	$ 21,832,477	$ 1,498,946	$ 50,135,802
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	8.9%
AAA, AA, A	4.0%
BBB	1.9%
BB	3.5%
B	4.5%
CCC, CC, C	0.6%
Not Rated	0.7%
Equities	68.1%
Short-Term Investments and Net Other Assets	7.8%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.8%
United Kingdom	2.1%
Japan	1.6%
France	1.3%
Canada	1.1%
Others (individually less than 1%)	7.1%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $73,260) - See accompanying schedule: Unaffiliated issuers (cost $130,612,611)	$ 135,670,028
Affiliated Central Funds (cost $77,802,597)	77,478,112
Total Investments (cost $208,415,208)		$ 213,148,140
Receivable for investments sold		1,911,380
Receivable for fund shares sold		486,840
Dividends receivable		275,889
Interest receivable		341,724
Receivable for daily variation on futures contracts		105,871
Prepaid expenses		418
Other receivables		5,096
Total assets		216,275,358

Liabilities
Payable for investments purchased	$ 682,681
Payable for fund shares redeemed	572,881
Accrued management fee	111,858
Distribution fees payable	108,573
Other affiliated payables	58,090
Other payables and accrued expenses	28,514
Collateral on securities loaned, at value	90,750
Total liabilities		1,653,347

Net Assets		$ 214,622,011
Net Assets consist of:
Paid in capital		$ 205,866,244
Undistributed net investment income		888,590
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,286,879
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,580,298
Net Assets		$ 214,622,011

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($65,772,687 ÷ 5,599,820 shares)	$ 11.75

Maximum offering price per share (100/94.25 of $11.75)	$ 12.47
Class T: Net Asset Value and redemption price per share ($69,478,817 ÷ 5,942,985 shares)	$ 11.69

Maximum offering price per share (100/96.50 of $11.69)	$ 12.11
Class B: Net Asset Value and offering price per share ($39,515,270 ÷ 3,398,440 shares)A	$ 11.63

Class C: Net Asset Value and offering price per share ($37,638,430 ÷ 3,238,167 shares)A	$ 11.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,216,807 ÷ 188,150 shares)	$ 11.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 1,137,948
Interest		11,392
Income from affiliated Central Funds		1,789,534
Total income		2,938,874

Expenses
Management fee	$ 584,384
Transfer agent fees	294,238
Distribution fees	626,114
Accounting and security lending fees	43,434
Independent trustees' compensation	398
Custodian fees and expenses	38,249
Registration fees	59,051
Audit	24,514
Legal	2,281
Miscellaneous	(7,060)
Total expenses before reductions	1,665,603
Expense reductions	(32,510)	1,633,093
Net investment income (loss)		1,305,781
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,685)	4,223,954
Affiliated Central Funds	50,366
Foreign currency transactions	3,616
Futures contracts	312,655
Total net realized gain (loss)		4,590,591
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $11,560)	(1,492,049)
Assets and liabilities in foreign currencies	3,652
Futures contracts	(356,845)
Total change in net unrealized appreciation (depreciation)		(1,845,242)
Net gain (loss)		2,745,349
Net increase (decrease) in net assets resulting from operations		$ 4,051,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,305,781	$ 750,557
Net realized gain (loss)	4,590,591	27,183,668
Change in net unrealized appreciation (depreciation)	(1,845,242)	(8,481,001)
Net increase (decrease) in net assets resulting from operations	4,051,130	19,453,224
Distributions to shareholders from net investment income	(757,234)	(539,768)
Distributions to shareholders from net realized gain	(14,782,179)	-
Total distributions	(15,539,413)	(539,768)
Share transactions - net increase (decrease)	37,709,671	21,707,568
Total increase (decrease) in net assets	26,221,388	40,621,024

Net Assets
Beginning of period	188,400,623	147,779,599
End of period (including undistributed net investment income of $888,590 and undistributed net investment income of $340,043, respectively)	$ 214,622,011	$ 188,400,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 11.10	$ 9.93	$ 8.77	$ 9.83	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.10	.10	.08	.12	.15	.20
Net realized and unrealized gain (loss)	.20	1.36	1.17	1.16	(1.05)	(1.20)
Total from investment operations	.30	1.46	1.25	1.28	(.90)	(1.00)
Distributions from net investment income	(.07)	(.08)	(.08)	(.12)	(.16)	(.19)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.03)	(.08)	(.08)	(.12)	(.16)	(.19)
Net asset value, end of period	$ 11.75	$ 12.48	$ 11.10	$ 9.93	$ 8.77	$ 9.83
Total Return B, C, D	2.46%	13.22%	12.66%	14.79%	(9.28)%	(9.13)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.24% A	1.26%	1.28%	1.27%	1.29%	1.26%
Expenses net of fee waivers, if any	1.24% A	1.26%	1.28%	1.27%	1.29%	1.26%
Expenses net of all reductions	1.22% A	1.23%	1.25%	1.23%	1.25%	1.23%
Net investment income (loss)	1.63% A	.85%	.75%	1.33%	1.65%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,773	$ 52,137	$ 36,512	$ 36,234	$ 29,894	$ 14,487
Portfolio turnover rate	79% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 11.05	$ 9.90	$ 8.75	$ 9.79	$ 10.99
Income from Investment Operations
Net investment income (loss) E	.08	.07	.05	.09	.13	.17
Net realized and unrealized gain (loss)	.20	1.35	1.17	1.15	(1.05)	(1.19)
Total from investment operations	.28	1.42	1.22	1.24	(.92)	(1.02)
Distributions from net investment income	(.05)	(.05)	(.07)	(.09)	(.12)	(.18)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.01)	(.05)	(.07)	(.09)	(.12)	(.18)
Net asset value, end of period	$ 11.69	$ 12.42	$ 11.05	$ 9.90	$ 8.75	$ 9.79
Total Return B, C, D	2.32%	12.83%	12.39%	14.33%	(9.50)%	(9.35)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.50% A	1.52%	1.57%	1.59%	1.56%	1.55%
Expenses net of fee waivers, if any	1.50% A	1.52%	1.57%	1.59%	1.56%	1.55%
Expenses net of all reductions	1.48% A	1.50%	1.55%	1.56%	1.53%	1.52%
Net investment income (loss)	1.36% A	.58%	.46%	1.00%	1.38%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,479	$ 62,862	$ 57,816	$ 54,298	$ 45,804	$ 71,346
Portfolio turnover rate	79% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 11.01	$ 9.87	$ 8.73	$ 9.78	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.05	.01	(.01)	.04	.08	.12
Net realized and unrealized gain (loss)	.20	1.34	1.17	1.15	(1.05)	(1.19)
Total from investment operations	.25	1.35	1.16	1.19	(.97)	(1.07)
Distributions from net investment income	(.02)	-	(.02)	(.05)	(.08)	(.11)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(.98)	-	(.02)	(.05)	(.08)	(.11)
Net asset value, end of period	$ 11.63	$ 12.36	$ 11.01	$ 9.87	$ 8.73	$ 9.78
Total Return B, C, D	2.08%	12.26%	11.77%	13.72%	(10.00)%	(9.80)%
Ratios to Average Net Assets F, G
Expenses before reductions	2.06% A	2.08%	2.14%	2.12%	2.10%	2.04%
Expenses net of fee waivers, if any	2.00% A	2.04%	2.14%	2.12%	2.10%	2.04%
Expenses net of all reductions	1.98% A	2.01%	2.11%	2.08%	2.06%	2.01%
Net investment income (loss)	.87% A	.07%	(.11)%	.48%	.84%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,515	$ 40,236	$ 32,642	$ 25,463	$ 19,261	$ 21,599
Portfolio turnover rate	79% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 11.01	$ 9.87	$ 8.72	$ 9.77	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.05	.01	(.01)	.05	.08	.12
Net realized and unrealized gain (loss)	.20	1.35	1.17	1.15	(1.05)	(1.18)
Total from investment operations	.25	1.36	1.16	1.20	(.97)	(1.06)
Distributions from net investment income	(.03)	(.01)	(.02)	(.05)	(.08)	(.11)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(.99)	(.01)	(.02)	(.05)	(.08)	(.11)
Net asset value, end of period	$ 11.62	$ 12.36	$ 11.01	$ 9.87	$ 8.72	$ 9.77
Total Return B, C, D	2.01%	12.31%	11.77%	13.85%	(10.01)%	(9.73)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.99% A	2.02%	2.08%	2.08%	2.07%	2.02%
Expenses net of fee waivers, if any	1.99% A	2.02%	2.08%	2.08%	2.07%	2.02%
Expenses net of all reductions	1.97% A	1.99%	2.05%	2.05%	2.03%	1.99%
Net investment income (loss)	.88% A	.09%	(.05)%	.52%	.88%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,639	$ 31,397	$ 20,023	$ 13,150	$ 9,574	$ 11,037
Portfolio turnover rate	79% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.14	$ 9.95	$ 8.78	$ 9.85	$ 11.04
Income from Investment Operations
Net investment income (loss) D	.12	.14	.11	.15	.16	.24
Net realized and unrealized gain (loss)	.20	1.36	1.19	1.15	(1.04)	(1.21)
Total from investment operations	.32	1.50	1.30	1.30	(.88)	(.97)
Distributions from net investment income	(.09)	(.13)	(.11)	(.13)	(.19)	(.22)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.05)	(.13)	(.11)	(.13)	(.19)	(.22)
Net asset value, end of period	$ 11.78	$ 12.51	$ 11.14	$ 9.95	$ 8.78	$ 9.85
Total Return B, C	2.58%	13.56%	13.17%	15.03%	(9.07)%	(8.86)%
Ratios to Average Net Assets E, F
Expenses before reductions	.93% A	.93%	.92%	1.13%	1.11%	.95%
Expenses net of fee waivers, if any	.93% A	.93%	.92%	1.13%	1.11%	.95%
Expenses net of all reductions	.91% A	.91%	.89%	1.09%	1.07%	.92%
Net investment income (loss)	1.94% A	1.17%	1.11%	1.47%	1.84%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,217	$ 1,768	$ 787	$ 707	$ 5,359	$ 745
Portfolio turnover rate	79% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed-income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds.

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the fund from November 30 to September 30, effective September 30, 2006. In addition, the Board of Trustees approved a change in the name of the fund to Fidelity Advisor Asset Manager 70% effective in late September 2006.

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships (including allocations from CIPs) and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,527,521
Unrealized depreciation	(6,150,988)
Net unrealized appreciation (depreciation)	$ 4,376,533
Cost for federal income tax purposes	$ 208,771,607

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments

Semiannual Report

2. Operating Policies - continued

Futures Contracts - continued

under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $91,954,897 and $70,081,778, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 74,495	$ 1,552
Class T	.25%	.25%	172,222	399
Class B	.75%	.25%	205,150	154,007
Class C	.75%	.25%	174,247	50,696
			$ 626,114	$ 206,654

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,569
Class T	16,545
Class B*	31,888
Class C*	3,709
$ 99,711

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 80,282.27
Class T	96,675.28
Class B	68,433.33
Class C	46,802.27
Institutional Class	2,046.20
	$ 294,238

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. The Tactical Income Central Investment Portfolio seeks a high level of income by normally investing in investment-grade debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund's Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, each CIP may also participate in delayed delivery and when-issued securities, loans and other direct debt instruments, derivatives, and mortgage dollar rolls. These strategies are consistent with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds - continued

the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each CIP's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,108 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $290 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Semiannual Report

6. Security Lending - continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $5,799.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ -
Class T	1.50%	1,106
Class B	2.00%	11,967
Class C	2.00%	-
Institutional Class	1.00%	-
		$ 13,073

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $17,549 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,363
Class C	516
$ 1,879

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 321,805	$ 297,203
Class T	281,912	219,879
Class B	72,859	-
Class C	67,629	9,235
Institutional Class	13,029	13,451
Total	$ 757,234	$ 539,768
From net realized gain
Class A	$ 4,075,933	$ -
Class T	4,948,918	-
Class B	3,155,607	-
Class C	2,465,196	-
Institutional Class	136,525	-
Total	$ 14,782,179	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	1,584,192	1,672,636	$ 18,915,238	$ 19,857,557
Reinvestment of distributions	355,615	23,884	4,173,333	279,633
Shares redeemed	(518,552)	(806,455)	(6,208,040)	(9,453,473)
Net increase (decrease)	1,421,255	890,065	$ 16,880,531	$ 10,683,717
Class T
Shares sold	1,233,913	1,779,081	$ 14,668,510	$ 20,801,971
Reinvestment of distributions	441,403	18,515	5,156,728	215,033
Shares redeemed	(792,871)	(1,969,870)	(9,415,323)	(22,739,571)
Net increase (decrease)	882,445	(172,274)	$ 10,409,915	$ (1,722,567)
Class B
Shares sold	501,220	1,039,840	$ 5,938,968	$ 12,146,325
Reinvestment of distributions	245,682	-	2,856,860	-
Shares redeemed	(604,284)	(749,604)	(7,137,576)	(8,727,769)
Net increase (decrease)	142,618	290,236	$ 1,658,252	$ 3,418,556
Class C
Shares sold	839,909	1,123,983	$ 9,925,471	$ 13,167,117
Reinvestment of distributions	196,088	725	2,280,309	8,158
Shares redeemed	(338,592)	(402,711)	(4,001,453)	(4,691,340)
Net increase (decrease)	697,405	721,997	$ 8,204,327	$ 8,483,935
Institutional Class
Shares sold	71,748	102,713	$ 858,524	$ 1,217,559
Reinvestment of distributions	10,159	910	119,567	10,751
Shares redeemed	(35,076)	(32,917)	(421,445)	(384,383)
Net increase (decrease)	46,831	70,706	$ 556,646	$ 843,927

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Asset Allocation Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AALI-USAN-0706
1.786776.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Balanced Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,049.40	$ 5.01
HypotheticalA	$ 1,000.00	$ 1,020.04	$ 4.94
Class T
Actual	$ 1,000.00	$ 1,049.00	$ 6.18
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.09
Class B
Actual	$ 1,000.00	$ 1,044.80	$ 9.33
HypotheticalA	$ 1,000.00	$ 1,015.81	$ 9.20
Class C
Actual	$ 1,000.00	$ 1,045.30	$ 9.08
HypotheticalA	$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class
Actual	$ 1,000.00	$ 1,050.70	$ 3.53
HypotheticalA	$ 1,000.00	$ 1,021.49	$ 3.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.98%
Class T	1.21%
Class B	1.83%
Class C	1.78%
Institutional Class	.69%

Semiannual Report

Investment Changes

Top Five Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	1.9	1.2
General Electric Co.	1.3	1.7
JPMorgan Chase & Co.	1.1	0.7
Bank of America Corp.	1.1	1.1
Pride International, Inc.	1.0	1.1
	6.4
Top Five Bond Issuers as of May 31, 2006
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.3	10.6
U.S. Treasury Obligations	3.5	4.3
Freddie Mac	1.7	1.4
CS First Boston Mortgage Securities Corp.	0.4	0.4
Government National Mortgage Association	0.3	0.4
	16.2
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.2	15.2
Information Technology	10.3	11.4
Energy	9.2	9.5
Industrials	8.7	9.2
Health Care	7.5	7.6
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *	As of November 30, 2005 **
Stocks 66.0%	Stocks 68.7%
Bonds 35.4%	Bonds 34.7%
Convertible Securities 0.3%	Convertible Securities 0.2%
Other Investments 0.1%	Other Investments 0.0%
Short-Term Investments and Net Other Assets(dagger) (1.8)%	Short-Term Investments and Net Other Assets(dagger) (3.6)%

* Foreign investments	11.3%	** Foreign investments	9.4%
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.
(dagger) Short-term investments and Net Other Assets are not included in the pie chart.
The information in the above table is based on the conbined investments of the fund and its pro-ratta share of the investments of Fidelity's fixed-income central fund.
For an unaudited list of holdings for each fixed-income central fund, visit advisor.fidelity.com.

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	66,800	$ 1,171
LKQ Corp. (a)	32,400	633
		1,804
Automobiles - 0.0%
Coachmen Industries, Inc.	33,000	365
Diversified Consumer Services - 0.1%
Carriage Services, Inc. Class A (a)	56,600	269
Service Corp. International (SCI)	88,000	703
Weight Watchers International, Inc.	10,100	423
		1,395
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.	22,400	1,008
Carnival Corp. unit	23,200	926
Gaylord Entertainment Co. (a)	26,500	1,161
Greek Organization of Football Prognostics SA	27,200	924
Kerzner International Ltd. (a)	28,200	2,236
Kinki Nippon Tourist Co. Ltd.	31,000	130
McDonald's Corp.	130,700	4,335
OSI Restaurant Partners, Inc.	31,200	1,144
Pinnacle Entertainment, Inc. (a)	13,200	409
Royal Caribbean Cruises Ltd.	36,100	1,375
Starwood Hotels & Resorts Worldwide, Inc.	19,600	1,198
Station Casinos, Inc.	6,200	453
WMS Industries, Inc. (a)	46,500	1,206
Yum! Brands, Inc.	13,100	660
		17,165
Household Durables - 0.5%
Cyrela Brazil Realty SA	56,000	751
D.R. Horton, Inc.	31,400	828
Furniture Brands International, Inc. (e)	3,300	71
Interface, Inc. Class A (a)	113,688	1,305
La-Z-Boy, Inc. (e)	18,800	281
Leggett & Platt, Inc.	45,400	1,153
Sealy Corp., Inc.	28,400	373
Sony Corp. sponsored ADR	14,100	637
Standard Pacific Corp.	26,700	803
The Stanley Works	11,100	539
		6,741
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	19,600	$ 473
MarineMax, Inc. (a)	30,700	883
		1,356
Media - 2.0%
Citadel Broadcasting Corp.	42,100	400
Clear Channel Communications, Inc.	35,700	1,100
EchoStar Communications Corp. Class A (a)	51,219	1,533
Gannett Co., Inc.	3,400	184
Lamar Advertising Co. Class A (a)	61,400	3,348
Liberty Global, Inc.:
Class A	39,100	897
Class C (a)	36,600	811
Live Nation, Inc. (a)	135,687	3,094
McGraw-Hill Companies, Inc.	18,700	965
Naspers Ltd. Class N sponsored ADR	29,100	553
News Corp. Class A	164,900	3,145
NTL, Inc. (a)	124,737	3,328
Omnicom Group, Inc.	14,250	1,355
Radio One, Inc. Class D (non-vtg.) (a)	35,300	259
Salem Communications Corp. Class A (a)	5,000	72
The Walt Disney Co.	163,500	4,987
TVN SA (a)	53,190	1,513
		27,544
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	20,400	539
Family Dollar Stores, Inc.	76,700	1,916
Federated Department Stores, Inc.	27,100	1,974
Fred's, Inc. Class A	63,200	920
JCPenney Co., Inc.	23,800	1,446
Lotte Shopping Co. Ltd. GDR (a)(f)	30,600	543
Target Corp.	13,300	651
		7,989
Specialty Retail - 1.0%
Aeropostale, Inc. (a)	41,000	1,014
Best Buy Co., Inc.	18,950	1,004
Big 5 Sporting Goods Corp.	38,900	823
Circuit City Stores, Inc.	16,200	487
Daiki Co. Ltd.	25,200	310
Eddie Bauer Holdings, Inc. (a)	58,100	872
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Foot Locker, Inc.	6,000	$ 145
Gamestop Corp. Class B (a)	8,000	309
Homac Corp.	27,800	477
Home Depot, Inc.	51,000	1,944
Kahma Co. Ltd.	9,600	264
Limited Brands, Inc.	3,300	90
Monro Muffler Brake, Inc.	600	22
OfficeMax, Inc.	24,500	1,013
Pacific Sunwear of California, Inc. (a)	56,800	1,247
Pier 1 Imports, Inc.	32,700	278
RadioShack Corp.	32,600	548
Staples, Inc.	45,700	1,073
TJX Companies, Inc.	35,900	851
		12,771
Textiles, Apparel & Luxury Goods - 0.0%
Unifirst Corp.	2,600	83
TOTAL CONSUMER DISCRETIONARY		77,213
CONSUMER STAPLES - 3.6%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	28,500	560
Fomento Economico Mexicano SA de CV sponsored ADR	11,100	952
SABMiller PLC	3,300	62
The Coca-Cola Co.	47,200	2,078
		3,652
Food & Staples Retailing - 0.8%
CVS Corp.	77,500	2,162
Kroger Co.	52,900	1,064
Safeway, Inc.	63,800	1,504
Sysco Corp.	28,800	881
Wal-Mart de Mexico SA de CV Series V	113,200	296
Wal-Mart Stores, Inc.	101,600	4,923
Walgreen Co.	18,900	767
		11,597
Food Products - 0.7%
Bunge Ltd.	11,100	628
Cadbury Schweppes PLC sponsored ADR	700	27
Corn Products International, Inc.	69,700	1,860
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
General Mills, Inc.	28,600	$ 1,484
Global Bio-Chem Technology Group Co. Ltd.	1,226,000	502
Groupe Danone	700	84
Imperial Sugar Co.	5,900	137
Kellogg Co.	21,000	989
McCormick & Co., Inc. (non-vtg.)	19,300	665
Nestle SA (Reg.)	3,162	943
TreeHouse Foods, Inc. (a)	4,580	114
Tyson Foods, Inc. Class A	4,900	78
Wm. Wrigley Jr. Co.	30,500	1,394
		8,905
Household Products - 0.3%
Colgate-Palmolive Co.	41,200	2,486
Procter & Gamble Co.	32,073	1,740
		4,226
Personal Products - 0.5%
Alberto-Culver Co.	44,400	2,065
Avon Products, Inc.	104,400	3,309
Estee Lauder Companies, Inc. Class A	5,200	213
Playtex Products, Inc. (a)	65,600	754
		6,341
Tobacco - 1.0%
Altria Group, Inc.	193,020	13,965
TOTAL CONSUMER STAPLES		48,686
ENERGY - 8.2%
Energy Equipment & Services - 5.2%
Baker Hughes, Inc.	36,000	3,107
BJ Services Co.	71,200	2,609
Global Industries Ltd. (a)	49,000	951
GlobalSantaFe Corp.	25,500	1,533
Halliburton Co.	169,800	12,665
National Oilwell Varco, Inc. (a)	378,500	25,004
Noble Corp.	23,600	1,641
Pride International, Inc. (a)	434,700	14,063
Smith International, Inc.	18,600	762
Superior Energy Services, Inc. (a)	11,400	375
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
W-H Energy Services, Inc. (a)	3,600	$ 203
Weatherford International Ltd. (a)	147,300	7,665
		70,578
Oil, Gas & Consumable Fuels - 3.0%
Alpha Natural Resources, Inc. (a)	16,300	351
Cabot Oil & Gas Corp.	17,900	785
Canadian Natural Resources Ltd.	17,300	911
Chesapeake Energy Corp.	65,300	1,998
El Paso Corp.	89,300	1,390
EnCana Corp.	24,400	1,231
Energy Partners Ltd. (a)(e)	91,500	1,940
EOG Resources, Inc.	8,500	558
EXCO Resources, Inc.	7,462	90
Goodrich Petroleum Corp. (a)	13,100	321
Holly Corp.	24,100	2,011
International Coal Group, Inc. (a)	86,400	763
Mariner Energy, Inc. (a)	6,500	111
Maritrans, Inc.	19,500	503
Massey Energy Co.	24,500	914
McMoRan Exploration Co. (a)(e)	41,100	696
OMI Corp.	41,900	781
Overseas Shipholding Group, Inc.	6,200	318
Penn Virginia Corp.	16,900	1,148
Petroleum Development Corp. (a)	18,300	667
Plains Exploration & Production Co. (a)	29,900	1,067
Quicksilver Resources, Inc. (a)	53,500	1,876
Range Resources Corp.	67,850	1,757
Southwestern Energy Co. (a)	34,500	1,114
SXR Uranium One, Inc. (a)	13,100	115
SXR Uranium One, Inc. (a)(m)	119,600	946
Tesoro Corp.	6,100	415
Ultra Petroleum Corp. (a)	19,000	1,093
Valero Energy Corp.	225,900	13,859
		39,729
TOTAL ENERGY		110,307
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 13.3%
Capital Markets - 1.4%
American Capital Strategies Ltd. (e)	39,500	$ 1,353
Ameriprise Financial, Inc.	11,620	532
E*TRADE Financial Corp. (a)	151,700	3,682
Goldman Sachs Group, Inc.	7,700	1,162
KKR Private Equity Investors, L.P. Restricted Depositary Units (m)	40,400	972
Lazard Ltd.:
unit	1,600	57
Class A	27,800	1,103
Lehman Brothers Holdings, Inc.	17,800	1,186
Merrill Lynch & Co., Inc.	73,200	5,300
Northern Trust Corp.	12,800	716
Piper Jaffray Companies (a)	3,600	228
State Street Corp.	19,800	1,230
TD Ameritrade Holding Corp.	53,000	901
UBS AG (Reg.)	72	8
		18,430
Commercial Banks - 2.1%
ABN-AMRO Holding NV sponsored ADR	38,900	1,077
Absa Group Ltd.	4,900	81
Banca Popolare di Milano	21,200	265
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	35,900	745
Banco Nossa Caixa SA	41,700	785
Bank of Baroda	32,644	163
Bank of China Ltd. (H Shares)	1,083,000	412
China Construction Bank Corp. (H Shares)	3,120,000	1,357
Greek Postal Savings Bank SA (a)	18,800	301
Hanmi Financial Corp.	48,000	920
HSBC Holdings PLC sponsored ADR	15,000	1,308
ICICI Bank Ltd. sponsored ADR	33,600	894
Nara Bancorp, Inc.	33,900	658
National Australia Bank Ltd.	44,100	1,177
R&G Financial Corp. Class B	103,300	940
SVB Financial Group (a)	14,900	718
UCBH Holdings, Inc.	128,800	2,277
Uniao de Bancos Brasileiros SA (Unibanco) GDR	2,300	147
Unicredito Italiano Spa (e)	157,400	1,199
UnionBanCal Corp.	11,100	751
Wachovia Corp.	161,300	8,630
Wells Fargo & Co.	30,100	1,998
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Wilshire Bancorp, Inc.	55,300	$ 978
Wintrust Financial Corp.	16,500	847
		28,628
Consumer Finance - 0.5%
Aiful Corp.	9,100	506
American Express Co.	28,600	1,555
Capital One Financial Corp.	17,400	1,440
ORIX Corp.	2,960	853
SLM Corp.	35,100	1,887
		6,241
Diversified Financial Services - 3.4%
Bank of America Corp.	302,074	14,620
Citigroup, Inc.	218,200	10,757
FirstRand Ltd.	186,200	489
JPMorgan Chase & Co.	344,680	14,697
Kotak Mahindra Bank Ltd. sponsored GDR (a)(f)	75,235	478
PICO Holdings, Inc. (a)	5,400	184
PICO Holdings, Inc. (a)(m)	145,466	4,451
The NASDAQ Stock Market, Inc. (a)	26,100	794
		46,470
Insurance - 3.1%
ACE Ltd.	72,300	3,743
AFLAC, Inc.	41,600	1,947
AMBAC Financial Group, Inc.	18,200	1,459
American International Group, Inc.	208,525	12,678
Aspen Insurance Holdings Ltd.	48,600	1,053
Axis Capital Holdings Ltd.	14,000	367
Endurance Specialty Holdings Ltd.	24,400	745
Fidelity National Title Group, Inc. Class A	31,600	690
Genworth Financial, Inc. Class A (non-vtg.)	14,000	469
Hartford Financial Services Group, Inc.	38,900	3,421
Hub International Ltd.	6,500	178
IPC Holdings Ltd.	19,400	473
Lincoln National Corp.	3,600	202
MBIA, Inc.	30,000	1,714
Montpelier Re Holdings Ltd.	48,500	756
Navigators Group, Inc. (a)	6,100	251
PartnerRe Ltd.	24,300	1,493
Platinum Underwriters Holdings Ltd.	34,300	924
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
PXRE Group Ltd.	93,900	$ 375
Scottish Re Group Ltd.	143,200	2,781
Specialty Underwriters' Alliance, Inc. (a)	54,600	370
The St. Paul Travelers Companies, Inc.	50,398	2,219
Universal American Financial Corp. (a)	59,185	828
USI Holdings Corp. (a)	51,447	709
Willis Group Holdings Ltd.	6,800	236
XL Capital Ltd. Class A	25,800	1,633
		41,714
Real Estate Investment Trusts - 1.1%
Annaly Mortgage Management, Inc. (e)	79,400	1,032
Brandywine Realty Trust (SBI)	8,100	235
CapitalSource, Inc.	3,400	80
CBL & Associates Properties, Inc.	12,300	460
Developers Diversified Realty Corp.	22,600	1,156
Digital Realty Trust, Inc.	14,900	374
Duke Realty Corp.	13,900	472
Education Realty Trust, Inc.	18,725	264
Equity Lifestyle Properties, Inc.	4,100	177
Equity Office Properties Trust	38,300	1,289
Equity Residential (SBI)	14,300	631
General Growth Properties, Inc.	21,700	950
Highwoods Properties, Inc. (SBI)	8,900	276
Host Marriott Corp.	50,986	1,023
Pennsylvania (REIT) (SBI)	19,000	709
Ramco-Gershenson Properties Trust (SBI)	22,000	572
Reckson Associates Realty Corp.	11,600	446
Trizec Properties, Inc.	33,000	778
United Dominion Realty Trust, Inc. (SBI)	89,576	2,419
Ventas, Inc.	14,700	477
Vornado Realty Trust	9,400	845
		14,665
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	42,000	865
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	49,000	1,876
Doral Financial Corp.	110,500	833
Fannie Mae	96,700	4,811
First Niagara Financial Group, Inc.	9,700	137
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac	83,200	$ 4,995
Golden West Financial Corp., Delaware	8,100	592
Hudson City Bancorp, Inc.	68,500	938
KNBT Bancorp, Inc.	11,400	186
MGIC Investment Corp.	9,300	613
NetBank, Inc.	211,772	1,336
NewAlliance Bancshares, Inc.	51,000	718
Radian Group, Inc.	17,600	1,076
Sovereign Bancorp, Inc.	90,100	2,009
W Holding Co., Inc.	170,000	1,268
		21,388
TOTAL FINANCIALS		178,401
HEALTH CARE - 7.4%
Biotechnology - 0.8%
Amgen, Inc. (a)	40,000	2,704
Biogen Idec, Inc. (a)	24,300	1,133
Cephalon, Inc. (a)	43,600	2,604
DUSA Pharmaceuticals, Inc. (a)	42,471	251
Genentech, Inc. (a)	12,500	1,037
MannKind Corp. (a)	16,300	310
MedImmune, Inc. (a)	31,100	990
Neurocrine Biosciences, Inc. (a)	16,300	321
OSI Pharmaceuticals, Inc. (a)	43,300	1,239
PDL BioPharma, Inc. (a)	18,000	365
Vertex Pharmaceuticals, Inc. (a)	11,500	397
		11,351
Health Care Equipment & Supplies - 1.4%
Advanced Medical Optics, Inc. (a)	13,200	598
Alcon, Inc.	11,120	1,202
Aspect Medical Systems, Inc. (a)	52,400	1,028
Baxter International, Inc.	95,800	3,612
Becton, Dickinson & Co.	24,300	1,468
Boston Scientific Corp. (a)	78,302	1,619
C.R. Bard, Inc.	27,700	2,050
Cooper Companies, Inc.	47,000	2,225
Cytyc Corp. (a)	21,400	562
Dade Behring Holdings, Inc.	64,100	2,388
Hologic, Inc. (a)	10,900	430
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)	29,300	$ 845
Inverness Medical Innovations, Inc. (a)(m)	25,028	650
Medtronic, Inc.	9,000	454
St. Jude Medical, Inc. (a)	11,400	389
		19,520
Health Care Providers & Services - 2.0%
Aetna, Inc.	25,900	996
Amedisys, Inc. (a)(e)	13,800	493
Cardinal Health, Inc.	22,500	1,505
Caremark Rx, Inc.	19,700	945
Chemed Corp.	15,200	819
HCA, Inc.	600	27
Health Net, Inc. (a)	50,700	2,181
Humana, Inc. (a)	34,386	1,741
Medco Health Solutions, Inc. (a)	39,900	2,151
Omnicare, Inc.	38,100	1,766
Sierra Health Services, Inc. (a)	14,200	585
Sunrise Senior Living, Inc. (a)	61,900	2,073
UnitedHealth Group, Inc.	214,960	9,450
WellPoint, Inc. (a)	27,600	1,976
		26,708
Health Care Technology - 0.2%
Emdeon Corp. (a)	129,500	1,503
IMS Health, Inc.	31,300	844
		2,347
Life Sciences Tools & Services - 0.7%
Charles River Laboratories International, Inc. (a)	70,500	2,823
Fisher Scientific International, Inc. (a)	18,800	1,396
Invitrogen Corp. (a)	16,300	1,039
Seracare Life Sciences, Inc. (a)	31,100	179
Thermo Electron Corp. (a)	22,000	808
Varian, Inc. (a)	27,700	1,219
Waters Corp. (a)	43,000	1,791
		9,255
Pharmaceuticals - 2.3%
Allergan, Inc.	6,130	581
Atherogenics, Inc. (a)	59,500	791
Barr Pharmaceuticals, Inc. (a)	26,800	1,412
Endo Pharmaceuticals Holdings, Inc. (a)	26,100	766
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Forest Laboratories, Inc. (a)	29,400	$ 1,102
Johnson & Johnson	136,600	8,226
Merck & Co., Inc.	19,600	652
MGI Pharma, Inc. (a)	57,100	1,028
New River Pharmaceuticals, Inc. (a)	34,000	1,003
Novartis AG sponsored ADR	59,000	3,273
Pfizer, Inc.	178,450	4,222
Schering-Plough Corp.	50,900	970
Teva Pharmaceutical Industries Ltd. sponsored ADR	74,400	2,709
Wyeth	89,200	4,080
		30,815
TOTAL HEALTH CARE		99,996
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.3%
DynCorp International, Inc. Class A	30,300	355
EADS NV	6,500	232
Essex Corp. (a)	14,383	262
General Dynamics Corp.	37,600	2,393
Hexcel Corp. (a)	63,700	1,311
Honeywell International, Inc.	80,300	3,307
L-3 Communications Holdings, Inc.	13,100	956
Lockheed Martin Corp.	11,700	848
Meggitt PLC	46,142	256
Precision Castparts Corp.	30,750	1,772
Raytheon Co.	37,200	1,706
Rockwell Collins, Inc.	22,600	1,234
United Technologies Corp.	42,900	2,682
		17,314
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	43,740	1,971
FedEx Corp.	8,800	962
UTI Worldwide, Inc.	35,849	976
		3,909
Airlines - 0.4%
ACE Aviation Holdings, Inc. Class A (a)	33,600	1,013
AirTran Holdings, Inc. (a)	243,600	2,996
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Frontier Airlines Holdings, Inc. (a)(e)	250,000	$ 1,548
TAM SA (PN) sponsored ADR (ltd. vtg.)	25,900	582
		6,139
Building Products - 0.1%
Masco Corp.	59,200	1,836
Commercial Services & Supplies - 0.7%
Banta Corp.	5,500	272
Cendant Corp.	124,100	2,007
Cintas Corp.	17,700	750
Clean Harbors, Inc. (a)	9,800	356
Covanta Holding Corp. (a)	62,800	1,011
DiamondCluster International, Inc. (a)	80,797	771
Kforce, Inc. (a)	17,605	269
Steelcase, Inc. Class A	28,200	523
The Brink's Co.	36,400	2,000
Waste Management, Inc.	44,100	1,615
		9,574
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	80,600	1,828
Fluor Corp.	89,400	7,837
Hyundai Engineering & Construction Co. Ltd. (a)	21,210	1,036
Infrasource Services, Inc. (a)	4,600	85
Perini Corp. (a)	62,100	1,525
Punj Lloyd Ltd.	21,014	401
Shaw Group, Inc. (a)	78,800	2,099
URS Corp. (a)	28,900	1,225
Washington Group International, Inc.	1,200	65
		16,101
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	8,300	739
GrafTech International Ltd. (a)	78,300	483
		1,222
Industrial Conglomerates - 1.9%
3M Co.	20,900	1,748
General Electric Co.	500,400	17,144
McDermott International, Inc. (a)	12,100	794
Smiths Group PLC	69,135	1,147
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	1,600	$ 145
Tyco International Ltd.	166,800	4,522
		25,500
Machinery - 0.7%
Atlas Copco AB (B Shares)	74,900	1,871
Briggs & Stratton Corp.	37,300	1,209
Danaher Corp.	14,000	898
Deere & Co.	23,700	2,029
Flowserve Corp. (a)	12,400	659
Gardner Denver, Inc. (a)	5,900	445
Ingersoll-Rand Co. Ltd. Class A	15,000	654
SPX Corp.	27,800	1,463
		9,228
Marine - 0.1%
Alexander & Baldwin, Inc.	23,900	1,081
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	36,500	2,825
Canadian National Railway Co.	12,600	558
Con-way, Inc.	1,000	59
Laidlaw International, Inc.	114,200	2,878
Norfolk Southern Corp.	61,000	3,218
		9,538
Trading Companies & Distributors - 0.6%
Interline Brands, Inc. (a)	4,900	119
UAP Holding Corp.	41,600	982
United Rentals, Inc. (a)	16,000	521
WESCO International, Inc. (a)	97,100	6,383
		8,005
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	45,400	1,512
TOTAL INDUSTRIALS		110,959
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.0%
Andrew Corp. (a)	73,600	745
Blue Coat Systems, Inc. (a)	35,200	559
CIENA Corp. (a)	33,300	140
CommScope, Inc. (a)	6,600	193
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Dycom Industries, Inc. (a)	136,800	$ 2,947
Harris Corp.	32,000	1,303
Juniper Networks, Inc. (a)	37,900	604
Lucent Technologies, Inc. (a)	418,698	1,068
MasTec, Inc. (a)	125,200	1,611
Motorola, Inc.	122,800	2,590
Nortel Networks Corp. (a)	430,200	1,023
QUALCOMM, Inc.	28,500	1,288
		14,071
Computers & Peripherals - 1.3%
Diebold, Inc.	600	26
EMC Corp. (a)	95,700	1,225
Emulex Corp. (a)	34,500	611
Hewlett-Packard Co.	84,600	2,739
Intermec, Inc. (a)	8,300	191
M-Systems Flash Disk Pioneers Ltd. (a)	34,300	1,147
McDATA Corp. Class A (a)	77,900	294
NCR Corp. (a)	32,000	1,251
Seagate Technology	342,164	7,990
Sun Microsystems, Inc. (a)	181,400	845
Western Digital Corp. (a)	79,300	1,614
		17,933
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	51,800	1,807
Avnet, Inc. (a)	64,900	1,433
Benchmark Electronics, Inc. (a)	29,450	713
CDW Corp.	11,600	649
Celestica, Inc. (sub. vtg.) (a)	168,900	1,597
CPI International, Inc.	6,100	104
Flextronics International Ltd. (a)	364,900	4,109
FLIR Systems, Inc. (a)	37,582	959
Hon Hai Precision Industry Co. Ltd. (Foxconn) unit	46,005	581
Ingram Micro, Inc. Class A (a)	97,800	1,688
Insight Enterprises, Inc. (a)	12,082	219
Metrologic Instruments, Inc. (a)	24,700	371
Mettler-Toledo International, Inc. (a)	9,600	622
Molex, Inc.	25,700	912
Orbotech Ltd. (a)	8,100	203
Solectron Corp. (a)	724,400	2,579
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Symbol Technologies, Inc.	196,000	$ 2,327
Tektronix, Inc.	28,400	885
Vishay Intertechnology, Inc. (a)	62,100	1,009
		22,767
Internet Software & Services - 0.6%
eBay, Inc. (a)	51,800	1,700
Google, Inc. Class A (sub. vtg.) (a)	9,300	3,458
VeriSign, Inc. (a)	6,500	146
Yahoo!, Inc. (a)	68,100	2,151
		7,455
IT Services - 0.2%
Ceridian Corp. (a)	19,200	467
First Data Corp.	46,500	2,144
Satyam Computer Services Ltd. sponsored ADR	10,100	325
SI International, Inc. (a)	10,200	323
		3,259
Office Electronics - 0.2%
Xerox Corp. (a)	165,500	2,272
Semiconductors & Semiconductor Equipment - 3.4%
Actel Corp. (a)	6,500	90
Agere Systems, Inc. (a)	177,800	2,651
AMIS Holdings, Inc. (a)	100,406	985
Analog Devices, Inc.	29,900	1,009
Applied Micro Circuits Corp. (a)	147,000	432
Asat Holdings Ltd. sponsored ADR (a)	64,200	54
ASML Holding NV (NY Shares) (a)	97,700	1,987
ATI Technologies, Inc. (a)	88,100	1,454
ATMI, Inc. (a)	111,600	2,924
Axcelis Technologies, Inc. (a)	240,100	1,529
Credence Systems Corp. (a)	108,800	496
Cymer, Inc. (a)	33,600	1,559
Cypress Semiconductor Corp. (a)	104,400	1,585
DSP Group, Inc. (a)	41,500	1,091
Entegris, Inc. (a)	25,400	246
Exar Corp. (a)	59,800	789
Fairchild Semiconductor International, Inc. (a)	158,000	2,760
Freescale Semiconductor, Inc.:
Class A (a)	134,380	4,143
Class B (a)	172,460	5,382
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)	33,000	$ 473
Intel Corp.	81,600	1,470
Linear Technology Corp.	18,600	628
LSI Logic Corp. (a)	10,000	97
LTX Corp. (a)	212,300	1,575
Maxim Integrated Products, Inc.	13,100	403
Microchip Technology, Inc.	26,900	923
National Semiconductor Corp.	126,700	3,254
Rudolph Technologies, Inc. (a)	76,034	1,261
Samsung Electronics Co. Ltd.	4,500	2,886
Spansion, Inc.	11,400	206
Teradyne, Inc. (a)	57,600	897
Xilinx, Inc.	16,600	432
		45,671
Software - 1.6%
Activision, Inc. (a)	26,900	352
Amdocs Ltd. (a)	23,600	884
Ansoft Corp. (a)	29,100	570
BEA Systems, Inc. (a)	170,100	2,307
Cognos, Inc. (a)	52,100	1,596
Fair, Isaac & Co., Inc.	26,100	928
FileNET Corp. (a)	27,500	716
Hyperion Solutions Corp. (a)	41,750	1,199
JDA Software Group, Inc. (a)	43,276	602
Macrovision Corp. (a)	42,500	958
McAfee, Inc. (a)	26,100	617
Microsoft Corp.	239,300	5,420
Nintendo Co. Ltd.	13,400	2,272
Symantec Corp. (a)	72,192	1,126
Take-Two Interactive Software, Inc. (a)	90,100	1,468
Wind River Systems, Inc. (a)	79,900	755
		21,770
TOTAL INFORMATION TECHNOLOGY		135,198
MATERIALS - 5.0%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	19,600	1,271
Airgas, Inc.	38,400	1,470
Albemarle Corp.	39,500	1,896
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	63,500	$ 3,969
Bayer AG	14,400	647
Celanese Corp. Class A	106,100	2,091
Chemtura Corp.	234,300	2,303
Cytec Industries, Inc.	25,500	1,468
Georgia Gulf Corp.	38,300	1,234
Israel Chemicals Ltd.	243,400	1,031
Monsanto Co.	30,200	2,542
Mosaic Co. (a)(e)	147,100	2,289
Praxair, Inc.	23,700	1,249
Rhodia SA (a)	453,477	936
Spartech Corp.	42,000	964
		25,360
Construction Materials - 0.1%
Texas Industries, Inc.	29,600	1,450
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	158,300	2,691
Pactiv Corp. (a)	73,200	1,806
Smurfit-Stone Container Corp. (a)	89,417	1,070
		5,567
Metals & Mining - 2.5%
Agnico-Eagle Mines Ltd.	35,400	1,186
Alcoa, Inc.	178,400	5,659
Allegheny Technologies, Inc.	34,900	2,221
Aquarius Platinum Ltd. (Australia)	8,100	107
Boliden AB	50,500	978
Compass Minerals International, Inc.	58,700	1,496
Falconbridge Ltd.	78,444	3,900
Goldcorp, Inc.	80,100	2,462
IPSCO, Inc.	7,900	741
Meridian Gold, Inc. (a)	107,000	3,313
Newmont Mining Corp.	5,500	287
Oregon Steel Mills, Inc. (a)	34,000	1,596
RTI International Metals, Inc. (a)	25,539	1,534
Stillwater Mining Co. (a)	88,200	1,211
Sumitomo Metal Industries Ltd.	39,000	175
Teck Cominco Ltd. Class B (sub. vtg.)	31,900	2,031
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (a)	105,001	$ 3,800
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	20,000	647
		33,344
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	20,400	1,305
TOTAL MATERIALS		67,026
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.7%
Alaska Communication Systems Group, Inc.	66,038	820
AT&T, Inc.	381,784	9,949
BellSouth Corp.	35,400	1,195
Covad Communications Group, Inc. (a)(e)	919,688	1,913
Embarq Corp. (a)	7,204	300
Verizon Communications, Inc.	267,900	8,361
		22,538
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	51,480	1,594
Bharti Airtel Ltd. (a)	19,599	157
Crown Castle International Corp. (a)	47,900	1,522
Nextel Partners, Inc. Class A (a)	27,000	767
NII Holdings, Inc. (a)	30,800	1,677
Sprint Nextel Corp.	135,399	2,872
		8,589
TOTAL TELECOMMUNICATION SERVICES		31,127
UTILITIES - 2.3%
Electric Utilities - 0.7%
E.ON AG	2,000	231
Edison International	14,400	565
Entergy Corp.	13,400	939
Exelon Corp.	80,200	4,540
FirstEnergy Corp.	19,200	1,006
PPL Corp.	46,500	1,384
		8,665
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	329,000	$ 6,054
Dynegy, Inc. Class A (a)	212,300	1,121
Mirant Corp. (a)	38,500	958
NRG Energy, Inc. (a)	26,800	1,333
TXU Corp.	122,500	7,019
		16,485
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	128,500	1,650
Dominion Resources, Inc.	36,900	2,678
PG&E Corp.	36,000	1,428
		5,756
TOTAL UTILITIES		30,906
TOTAL COMMON STOCKS (Cost $785,816)		889,819
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	15,800	434
XL Capital Ltd. 6.50%	46,900	1,004
		1,438
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	2,100	89
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp. 7.625%	13,200	659
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. Series A, 5.75%	1,400	354
TOTAL UTILITIES		1,013
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,608)		2,540
Corporate Bonds - 8.4%
	Principal Amount (000s)		Value (Note 1) (000s)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 1,040		$ 1,351
Nonconvertible Bonds - 8.3%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Delco Remy International, Inc. 9.375% 4/15/12		230	127
Goodyear Tire & Rubber Co. 9% 7/1/15		15	15
			142
Automobiles - 0.1%
Ford Motor Co.:
6.625% 10/1/28		215	146
7.45% 7/16/31		965	700
General Motors Corp.:
8.25% 7/15/23		15	11
8.375% 7/15/33		1,005	761
			1,618
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15		200	201
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14 (f)(g)		70	70
			271
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13		390	392
Mandalay Resort Group 6.5% 7/31/09		380	377
MGM MIRAGE 5.875% 2/27/14		360	330
Six Flags, Inc.:
9.625% 6/1/14		50	49
9.75% 4/15/13		55	55
			1,203
Household Durables - 0.0%
Fortune Brands, Inc. 5.125% 1/15/11		700	682
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		10	10
Media - 0.8%
AOL Time Warner, Inc.:
6.875% 5/1/12		65	67
7.625% 4/15/31		500	532
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cablevision Systems Corp.:
8% 4/15/12		$ 50	$ 50
9.62% 4/1/09 (i)		450	475
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)		370	368
Comcast Corp.:
4.95% 6/15/16		550	493
5.5% 3/15/11		500	492
6.45% 3/15/37		665	622
Cox Communications, Inc. 4.625% 6/1/13		1,260	1,137
CSC Holdings, Inc. 7.625% 4/1/11		408	416
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13		215	234
EchoStar DBS Corp. 7.125% 2/1/16 (f)		140	135
Houghton Mifflin Co. 9.875% 2/1/13		675	719
Liberty Media Corp. 5.7% 5/15/13		590	544
News America Holdings, Inc. 7.75% 12/1/45		510	537
News America, Inc. 6.2% 12/15/34		990	895
Time Warner Entertainment Co. LP 8.375% 7/15/33		1,200	1,353
Time Warner, Inc.:
6.625% 5/15/29		655	626
9.125% 1/15/13		85	98
Viacom, Inc. 5.75% 4/30/11 (f)		935	924
			10,717
Multiline Retail - 0.1%
The May Department Stores Co. 6.7% 7/15/34		790	778
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14		355	354
AutoNation, Inc. 7.0138% 4/15/13 (f)(i)		30	31
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (f)		40	40
Sonic Automotive, Inc. 8.625% 8/15/13		475	481
			906
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 9.74% 4/1/12 (i)		130	134
TOTAL CONSUMER DISCRETIONARY			16,461
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (f)		$ 585	$ 540
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (f)(i)		555	568
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		160	161
Swift & Co. 10.125% 10/1/09		30	31
			760
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11		130	127
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13		155	164
Reynolds American, Inc. 7.625% 6/1/16 (f)		70	69
			233
TOTAL CONSUMER STAPLES			1,660
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14		95	89
Petronas Capital Ltd. 7% 5/22/12 (f)		1,045	1,104
Seabulk International, Inc. 9.5% 8/15/13		430	477
			1,670
Oil, Gas & Consumable Fuels - 0.8%
Amerada Hess Corp. 6.65% 8/15/11		220	228
Chesapeake Energy Corp. 7.5% 6/15/14		220	222
Duke Capital LLC:
4.37% 3/1/09		100	97
6.75% 2/15/32		570	581
El Paso Corp.:
7.625% 9/1/08 (f)		310	315
7.75% 6/15/10 (f)		770	780
7.875% 6/15/12		245	251
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)		730	756
EnCana Holdings Finance Corp. 5.8% 5/1/14		385	381
Kinder Morgan Energy Partners LP:
5.125% 11/15/14		220	200
5.8% 3/15/35		500	425
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.875% 11/1/14		$ 40	$ 37
Massey Energy Co. 6.875% 12/15/13 (f)		120	114
Nexen, Inc. 5.875% 3/10/35		875	782
Pemex Project Funding Master Trust:
6.125% 8/15/08		2,000	2,000
6.625% 6/15/35 (f)		600	545
7.875% 2/1/09 (i)		1,200	1,247
Talisman Energy, Inc. 5.85% 2/1/37		360	324
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08		485	486
			9,771
TOTAL ENERGY			11,441
FINANCIALS - 2.7%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 6.6% 1/15/12		2,345	2,433
Lazard Group LLC 7.125% 5/15/15		900	923
Merrill Lynch & Co., Inc. 4.25% 2/8/10		1,230	1,174
Morgan Stanley 6.6% 4/1/12		900	937
			5,467
Commercial Banks - 0.2%
Korea Development Bank 3.875% 3/2/09		1,000	955
Wachovia Bank NA 4.875% 2/1/15		1,695	1,572
Wachovia Corp. 4.875% 2/15/14		120	113
Woori Bank 6.125% 5/3/16 (f)(i)		370	367
			3,007
Consumer Finance - 0.2%
Capital One Bank 6.5% 6/13/13		750	771
Ford Motor Credit Co.:
5.88% 3/21/07 (i)		65	64
9.4725% 4/15/12 (i)		70	70
General Motors Acceptance Corp.:
6.75% 12/1/14		240	218
6.875% 9/15/11		95	89
6.875% 8/28/12		40	37
8% 11/1/31		115	108
Household International, Inc. 5.836% 2/15/08		850	854
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp. 5% 6/30/15		$ 500	$ 463
MBNA America Bank NA 7.125% 11/15/12		200	215
MBNA Corp. 7.5% 3/15/12		325	353
			3,242
Diversified Financial Services - 0.6%
Alliance Capital Management LP 5.625% 8/15/06		1,020	1,020
Bank of America Corp. 7.4% 1/15/11		2,030	2,172
Citigroup, Inc. 5% 9/15/14		1,250	1,178
JPMorgan Chase Capital XVII 5.85% 8/1/35		2,525	2,251
Prime Property Funding, Inc. 5.125% 6/1/15 (f)		755	693
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		515	489
			7,803
Insurance - 0.2%
Axis Capital Holdings Ltd. 5.75% 12/1/14		810	773
Lincoln National Corp. 7% 5/17/66 (i)		875	872
Marsh & McLennan Companies, Inc.:
5.75% 9/15/15		480	459
7.125% 6/15/09		500	517
Principal Life Global Funding I 6.25% 2/15/12 (f)		490	501
Symetra Financial Corp. 6.125% 4/1/16 (f)		390	379
			3,501
Real Estate Investment Trusts - 0.7%
Archstone Smith Operating Trust 5.25% 5/1/15		1,005	948
Brandywine Operating Partnership LP 5.75% 4/1/12		300	295
BRE Properties, Inc. 5.95% 3/15/07		1,500	1,500
CarrAmerica Realty Corp.:
5.125% 9/1/11		1,925	1,873
5.5% 12/15/10		550	546
Colonial Properties Trust 5.5% 10/1/15		1,100	1,033
Developers Diversified Realty Corp.:
4.625% 8/1/10		35	33
5% 5/3/10		525	509
5.25% 4/15/11		305	296
5.375% 10/15/12		220	212
HRPT Properties Trust 5.75% 11/1/15		105	101
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)		190	187
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP:
5.1% 6/15/15		$ 705	$ 656
5.625% 8/15/14		975	947
United Dominion Realty Trust 5.25% 1/15/15		70	65
Ventas Realty LP/Ventas Capital Corp. 6.5% 6/1/16		110	106
			9,307
Real Estate Management & Development - 0.2%
EOP Operating LP:
4.65% 10/1/10		750	718
7% 7/15/11		1,250	1,310
Post Apartment Homes LP 6.3% 6/1/13		420	419
			2,447
Thrifts & Mortgage Finance - 0.2%
Independence Community Bank Corp. 3.75% 4/1/14 (i)		750	709
Residential Capital Corp. 6.875% 6/30/15		630	628
Washington Mutual, Inc. 4.625% 4/1/14		1,000	900
			2,237
TOTAL FINANCIALS			37,011
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. 7.25% 3/15/15		580	563
HCA, Inc. 6.375% 1/15/15		300	284
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		20	20
Psychiatric Solutions, Inc. 7.75% 7/15/15		115	116
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)		50	54
Tenet Healthcare Corp. 9.875% 7/1/14		155	158
			1,195
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (f)		655	629
Bombardier, Inc. 6.3% 5/1/14 (f)		780	696
			1,325
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.978% 10/1/12		$ 137	$ 140
7.024% 4/15/11		475	488
7.377% 5/23/19		266	246
7.379% 11/23/17		69	62
7.858% 4/1/13		705	746
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19		408	407
6.795% 2/2/20		600	561
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)		105	28
8.3% 12/15/29 (d)		35	10
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		555	556
10.06% 1/2/16 (d)		130	85
U.S. Airways pass thru trust certificates 6.85% 7/30/19		296	300
			3,629
Commercial Services & Supplies - 0.0%
Allied Security Escrow Corp. 11.375% 7/15/11		40	40
Allied Waste North America, Inc.:
7.125% 11/15/16 (f)		90	87
8.5% 12/1/08		398	418
Corrections Corp. of America 6.75% 1/31/14		40	39
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)		15	15
IKON Office Solutions, Inc. 7.75% 9/15/15		30	30
			629
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)		790	803
Machinery - 0.0%
Invensys PLC 9.875% 3/15/11 (f)		325	353
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		276	304
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (f)(i)		20	20
7.625% 5/15/14 (f)		30	30
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Hertz Corp.:
8.875% 1/1/14 (f)		$ 130	$ 135
10.5% 1/1/16 (f)		80	86
			271
TOTAL INDUSTRIALS			7,314
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
L-3 Communications Corp. 6.125% 1/15/14		425	400
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16		70	70
IT Services - 0.0%
SunGard Data Systems, Inc.:
9.125% 8/15/13 (f)		190	199
9.4306% 8/15/13 (f)(i)		110	116
			315
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		710	724
Xerox Corp. 7.125% 6/15/10		215	220
			944
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc. 9.25% 6/1/16		90	86
Avago Technologies Finance Ltd. 10.125% 12/1/13 (f)		140	150
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15		985	957
Freescale Semiconductor, Inc.:
7.125% 7/15/14		360	367
7.8183% 7/15/09 (i)		350	357
			1,917
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (f)		30	30
SERENA Software, Inc. 10.375% 3/15/16 (f)		45	47
			77
TOTAL INFORMATION TECHNOLOGY			3,723
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.3%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		$ 332	$ 364
Lyondell Chemical Co. 9.5% 12/15/08		485	504
			868
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (f)		455	469
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11		240	245
8.75% 11/15/12		340	360
Owens-Illinois, Inc. 8.1% 5/15/07		250	253
			858
Metals & Mining - 0.0%
Newmont Mining Corp. 5.875% 4/1/35		590	528
Novelis, Inc. 7.25% 2/15/15 (f)(i)		80	76
			604
Paper & Forest Products - 0.1%
Georgia-Pacific Corp. 9.5% 12/1/11		560	601
International Paper Co. 4.25% 1/15/09		315	303
			904
TOTAL MATERIALS			3,703
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T Broadband Corp. 8.375% 3/15/13		500	557
AT&T, Inc. 6.8% 5/15/36		1,200	1,194
British Telecommunications PLC 8.875% 12/15/30		1,250	1,538
Deutsche Telekom International Finance BV 5.25% 7/22/13		410	387
Embarq Corp.:
7.082% 6/1/16		422	426
7.995% 6/1/36		654	657
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (f)		75	77
Qwest Corp.:
8.16% 6/15/13 (i)		710	763
8.875% 3/15/12		205	220
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
6.15% 9/15/34		$ 750	$ 691
6.45% 6/15/34		415	395
Sprint Capital Corp.:
6.875% 11/15/28		850	857
8.375% 3/15/12		670	747
Telecom Italia Capital:
4.95% 9/30/14		565	512
5.25% 11/15/13		1,300	1,214
Verizon Global Funding Corp. 7.75% 12/1/30		990	1,059
Verizon New York, Inc. 6.875% 4/1/12		225	230
			11,524
Wireless Telecommunication Services - 0.2%
America Movil SA de CV:
4.125% 3/1/09		400	382
6.375% 3/1/35		1,130	1,002
AT&T Wireless Services, Inc. 7.875% 3/1/11		255	276
Intelsat Ltd. 6.5% 11/1/13		120	90
Intelsat Subsidiary Holding Co. Ltd. 9.6138% 1/15/12 (i)		340	345
Rogers Communications, Inc.:
6.375% 3/1/14		595	565
8.035% 12/15/10 (i)		220	226
			2,886
TOTAL TELECOMMUNICATION SERVICES			14,410
UTILITIES - 1.1%
Electric Utilities - 0.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13		805	786
Exelon Corp.:
4.9% 6/15/15		1,070	978
6.75% 5/1/11		560	582
FirstEnergy Corp. 6.45% 11/15/11		515	526
Mirant Americas Generation LLC 8.3% 5/1/11		50	50
Niagara Mohawk Power Corp. 8.875% 5/15/07		650	669
PPL Energy Supply LLC:
5.7% 10/15/35		165	157
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
PPL Energy Supply LLC: - continued
6.2% 5/15/16		$ 430	$ 429
Progress Energy, Inc. 7.1% 3/1/11		1,350	1,417
TXU Energy Co. LLC 7% 3/15/13		1,485	1,534
			7,128
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10		1,495	1,584
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
8.75% 5/15/13 (f)		325	351
9.5% 6/1/09		452	483
Constellation Energy Group, Inc. 7% 4/1/12		1,110	1,165
Mirant North America LLC/Mirant North America Finance Corp. 7.375% 12/31/13 (f)		50	49
NRG Energy, Inc.:
7.25% 2/1/14		210	210
7.375% 2/1/16		230	230
			2,488
Multi-Utilities - 0.3%
CMS Energy Corp.:
8.5% 4/15/11		500	526
8.9% 7/15/08		560	586
Dominion Resources, Inc.:
4.75% 12/15/10		770	737
5.95% 6/15/35		555	501
6.25% 6/30/12		930	940
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (f)		660	622
			3,912
TOTAL UTILITIES			15,112
TOTAL NONCONVERTIBLE BONDS			112,030
TOTAL CORPORATE BONDS (Cost $115,803)			113,381
U.S. Government and Government Agency Obligations - 5.3%
		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
3.25% 1/15/08		$ 1,839	$ 1,780
3.25% 8/15/08		560	536
3.25% 2/15/09		1,684	1,597
3.375% 12/15/08		190	181
6.25% 2/1/11		7,310	7,516
Freddie Mac:
4% 6/12/13		2,342	2,146
5.75% 1/15/12		2,024	2,058
5.875% 3/21/11		5,505	5,574
6.625% 9/15/09		2,160	2,243
Tennessee Valley Authority 5.375% 4/1/56		405	383
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			24,014
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		5,272	5,003
2% 1/15/14		18,926	18,391
2.375% 4/15/11		2,513	2,519
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			25,913
U.S. Treasury Obligations - 1.6%
U.S. Treasury Bonds 6.25% 5/15/30		12,828	14,446
U.S. Treasury Notes 4.75% 5/15/14		7,460	7,287
TOTAL U.S. TREASURY OBLIGATIONS			21,733
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $74,076)			71,660
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 9.2%
3.733% 1/1/35 (i)		105	103
3.749% 12/1/34 (i)		84	83
3.752% 10/1/33 (i)		65	63
3.775% 12/1/34 (i)		14	14
3.791% 6/1/34 (i)		339	327
3.824% 6/1/33 (i)		52	51
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
3.827% 1/1/35 (i)		$ 66	$ 65
3.847% 1/1/35 (i)		209	205
3.854% 10/1/33 (i)		1,497	1,462
3.869% 1/1/35 (i)		117	115
3.901% 10/1/34 (i)		78	77
3.917% 12/1/34 (i)		56	56
3.949% 1/1/35 (i)		85	84
3.955% 5/1/33 (i)		26	25
3.97% 12/1/34 (i)		69	68
3.978% 12/1/34 (i)		92	90
3.983% 12/1/34 (i)		453	446
3.995% 1/1/35 (i)		53	52
4.001% 12/1/34 (i)		52	51
4.003% 5/1/34 (i)		18	18
4.003% 2/1/35 (i)		55	55
4.039% 10/1/18 (i)		66	65
4.04% 12/1/34 (i)		127	126
4.041% 2/1/35 (i)		50	49
4.049% 1/1/35 (i)		39	38
4.051% 1/1/35 (i)		49	49
4.065% 4/1/33 (i)		22	22
4.072% 1/1/35 (i)		113	111
4.082% 2/1/35 (i)		106	104
4.088% 2/1/35 (i)		37	36
4.092% 2/1/35 (i)		34	34
4.106% 1/1/35 (i)		123	121
4.108% 2/1/35 (i)		212	209
4.113% 11/1/34 (i)		104	103
4.115% 2/1/35 (i)		145	142
4.118% 1/1/35 (i)		115	114
4.123% 1/1/35 (i)		219	216
4.144% 1/1/35 (i)		193	191
4.153% 2/1/35 (i)		124	122
4.171% 1/1/35 (i)		229	226
4.172% 1/1/35 (i)		106	105
4.175% 1/1/35 (i)		142	138
4.181% 11/1/34 (i)		24	24
4.188% 10/1/34 (i)		194	192
4.205% 1/1/35 (i)		69	68
4.222% 3/1/34 (i)		58	56
4.25% 2/1/35 (i)		84	82
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.268% 2/1/35 (i)		$ 49	$ 49
4.276% 3/1/35 (i)		76	75
4.278% 8/1/33 (i)		143	141
4.287% 7/1/34 (i)		52	52
4.287% 12/1/34 (i)		35	35
4.299% 5/1/35 (i)		97	96
4.316% 3/1/33 (i)		40	39
4.356% 4/1/35 (i)		37	37
4.357% 1/1/35 (i)		84	82
4.362% 2/1/34 (i)		169	165
4.389% 1/1/35 (i)		90	89
4.397% 2/1/35 (i)		119	116
4.397% 5/1/35 (i)		193	190
4.433% 10/1/34 (i)		344	342
4.434% 4/1/34 (i)		108	106
4.44% 3/1/35 (i)		103	100
4.466% 8/1/34 (i)		217	213
4.474% 5/1/35 (i)		76	75
4.488% 1/1/35 (i)		103	102
4.493% 3/1/35 (i)		241	235
4.497% 8/1/34 (i)		401	401
4.5% 4/1/18 to 12/1/33 (h)		28,783	26,818
4.516% 3/1/35 (i)		220	214
4.524% 2/1/35 (i)		923	908
4.536% 2/1/35 (i)		63	62
4.54% 2/1/35 (i)		458	454
4.545% 7/1/35 (i)		231	228
4.547% 2/1/35 (i)		45	44
4.58% 2/1/35 (i)		215	210
4.584% 7/1/35 (i)		246	243
4.587% 2/1/35 (i)		711	695
4.615% 11/1/34 (i)		232	227
4.669% 11/1/34 (i)		258	253
4.678% 3/1/35 (i)		574	569
4.7% 3/1/35 (i)		120	118
4.725% 7/1/34 (i)		213	210
4.727% 1/1/35 (i)		265	263
4.731% 10/1/34 (i)		239	235
4.782% 12/1/34 (i)		180	177
4.794% 12/1/32 (i)		102	101
4.798% 12/1/34 (i)		67	66
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.811% 6/1/35 (i)		$ 259	$ 256
4.837% 11/1/34 (i)		180	177
4.873% 10/1/34 (i)		685	675
5% 12/1/16 to 8/1/35		32,820	31,146
5% 6/1/21 (g)		382	368
5% 6/1/21 (g)		4,000	3,861
5.079% 9/1/34 (i)		562	555
5.103% 5/1/35 (i)		450	448
5.175% 5/1/35 (i)		228	226
5.177% 5/1/35 (i)		557	551
5.199% 6/1/35 (i)		321	320
5.218% 5/1/35 (i)		635	629
5.5% 2/1/11 to 4/1/36		26,600	25,795
5.507% 2/1/36 (i)		993	987
5.636% 1/1/36 (i)		280	279
6% 3/1/13 to 3/1/33		6,379	6,319
6.5% 4/1/11 to 9/1/32		8,242	8,364
7% 12/1/23 to 4/1/29		93	96
7.5% 6/1/25 to 4/1/29		1,551	1,616
TOTAL FANNIE MAE			123,756
Freddie Mac - 0.4%
4.049% 12/1/34 (i)		84	82
4.105% 12/1/34 (i)		99	97
4.141% 1/1/35 (i)		326	320
4.269% 3/1/35 (i)		107	105
4.29% 5/1/35 (i)		192	189
4.302% 12/1/34 (i)		119	115
4.343% 2/1/35 (i)		211	207
4.358% 3/1/35 (i)		154	149
4.379% 2/1/35 (i)		197	191
4.443% 2/1/34 (i)		107	105
4.443% 3/1/35 (i)		115	111
4.46% 6/1/35 (i)		165	162
4.468% 3/1/35 (i)		125	121
4.547% 2/1/35 (i)		163	158
5.006% 4/1/35 (i)		565	561
5.14% 4/1/35 (i)		391	386
5.33% 6/1/35 (i)		268	265
5.406% 8/1/33 (i)		46	46
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
5.571% 1/1/36 (i)		$ 488	$ 485
6% 5/1/33		935	927
TOTAL FREDDIE MAC			4,782
Government National Mortgage Association - 0.3%
6.5% 10/15/27 to 7/15/34		1,286	1,316
7% 12/15/25 to 12/15/32		1,146	1,187
7.5% 2/15/23 to 9/15/28		1,609	1,687
8% 11/15/21 to 12/15/26		415	435
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			4,625
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $137,055)			133,163
Asset-Backed Securities - 1.2%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.5813% 2/25/34 (i)		200	200
Class M2, 6.1813% 2/25/34 (i)		225	227
Series 2005-SD1 Class A1, 5.4813% 11/25/50 (i)		133	133
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (f)		800	778
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10		17	17
Class B1, 5.2% 3/6/11		50	49
Class C1, 5.28% 11/6/11		325	321
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.5113% 4/25/34 (i)		115	115
Class M2, 5.5613% 4/25/34 (i)		100	100
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.1813% 1/25/32 (i)		62	63
Argent Securities, Inc. Series 2004-W5 Class M1, 5.6813% 4/25/34 (i)		360	360
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.6313% 4/25/34 (i)		560	565
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09		175	174
Class B, 5.26% 10/15/10		165	163
Asset-Backed Securities - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12		$ 730	$ 699
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (f)		290	283
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08		580	577
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10		977	952
Series 2006-B2 Class B2, 5.15% 3/7/11		395	390
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10		425	423
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.5813% 5/25/34 (i)		640	643
Series 2004-3 Class M1, 5.5813% 6/25/34 (i)		125	126
Series 2004-4:
Class A, 5.4513% 8/25/34 (i)		94	94
Class M1, 5.5613% 7/25/34 (i)		325	327
Class M2, 5.6113% 6/25/34 (i)		400	402
Series 2005-1:
Class MV1, 5.4813% 7/25/35 (i)		270	271
Class MV2, 5.5213% 7/25/35 (i)		320	321
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (f)		460	444
Class C, 5.074% 6/15/35 (f)		417	401
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.6313% 3/25/34 (i)		25	25
Class M4, 5.9813% 3/25/34 (i)		25	25
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09		410	407
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 5.6313% 1/25/34 (i)		425	427
Class M2, 6.2313% 1/25/34 (i)		475	479
Series 2005-A:
Class M1, 5.5113% 1/25/35 (i)		150	151
Class M2, 5.5413% 1/25/35 (i)		200	201
Class M3, 5.5713% 1/25/35 (i)		100	101
Class M4, 5.7613% 1/25/35 (i)		75	76
GSAMP Trust Series 2004-FM2 Class M1, 5.5813% 1/25/34 (i)		250	250
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.5406% 1/20/35 (i)		162	162
Asset-Backed Securities - continued
		Principal Amount (000s)	Value (Note 1) (000s)
HSBC Home Equity Loan Trust Series 2005-2: - continued
Class M2, 5.5706% 1/20/35 (i)		$ 120	$ 120
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12		350	347
Series 2006-1:
Class A3, 5.13% 6/15/10		130	129
Class B, 5.29% 11/15/12		55	55
Class C, 5.34% 11/15/12		70	70
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.5813% 7/25/34 (i)		200	200
Class M2, 5.6313% 7/25/34 (i)		25	25
Class M3, 6.0313% 7/25/34 (i)		75	75
Class M4, 6.1813% 7/25/34 (i)		50	50
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 6.1313% 11/25/32 (i)		220	221
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)		350	78
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.6013% 1/25/35 (i)		350	352
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (f)		780	774
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.4413% 2/25/34 (i)		57	57
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10		1,415	1,389
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10		390	387
TOTAL ASSET-BACKED SECURITIES (Cost $16,382)			16,251
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 1.0%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.4113% 5/25/35 (i)		285	284
Series 2005-2 Class 6A2, 5.3613% 6/25/35 (i)		129	130
Series 2005-3 Class 8A2, 5.3213% 7/25/35 (i)		761	763
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6134% 6/25/35 (i)		460	447
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.3613% 1/25/35 (i)		577	578
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 5.4513% 4/25/34 (i)		$ 86	$ 86
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.7894% 12/20/54 (f)(i)		400	400
Impac CMB Trust floater Series 2005-1:
Class M1, 5.5413% 4/25/35 (i)		185	185
Class M2, 5.5813% 4/25/35 (i)		332	333
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9613% 11/25/35 (i)		130	126
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.4713% 9/26/45 (f)(i)		607	607
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34		102	100
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 5.5475% 7/25/30 (i)		539	540
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.3713% 7/25/35 (i)		424	424
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16		90	90
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 4.97% 2/20/35 (i)		364	364
Series 2005-2 Class A2, 5.19% 3/20/35 (i)		433	432
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.3913% 7/25/35 (i)		1,314	1,320
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.3513% 10/25/35 (i)		760	758
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1893% 10/20/35 (i)		105	103
WAMU Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.2713% 10/25/45 (i)		616	616
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1094% 6/25/35 (i)		1,064	1,036
Series 2005-AR12 Class 2A6, 4.3199% 7/25/35 (i)		1,131	1,097
Series 2005-AR4 Class 2A2, 4.5302% 4/25/35 (i)		888	862
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (i)		471	462
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (i)		1,060	1,044
TOTAL PRIVATE SPONSOR			13,187
U.S. Government Agency - 0.6%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81:
Class KC, 4.5% 4/25/17		2,245	2,159
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class Series 2004-81:
Class KD, 4.5% 7/25/18		$ 785	$ 740
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17		35	33
Series 2004-86 Class KC, 4.5% 5/25/19		226	217
Series 2004-91 Class AH, 4.5% 5/25/29		457	440
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30		305	300
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2773 Class ED, 4.5% 8/15/17		2,595	2,444
Series 2885 Class PC, 4.5% 3/15/18		765	736
Series 3018 Class UD, 5.5% 9/15/30		490	482
Series 3102 Class OH, 1/15/36 (l)		490	350
Series 3049 Class DB, 5.5% 6/15/31		720	709
TOTAL U.S. GOVERNMENT AGENCY			8,610
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,205)			21,797
Commercial Mortgage Securities - 1.7%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 5.9406% 7/14/11 (f)(i)		218	217
Class B, 6.0406% 7/14/11 (f)(i)		109	108
Class C, 6.1906% 7/14/11 (f)(i)		218	217
Class D, 6.8206% 7/14/11 (f)(i)		127	126
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.4413% 4/25/34 (f)(i)		477	477
Class B, 6.9813% 4/25/34 (f)(i)		68	69
Class M1, 5.6413% 4/25/34 (f)(i)		68	68
Class M2, 6.2813% 4/25/34 (f)(i)		68	69
Series 2004-3:
Class A1, 5.4513% 1/25/35 (f)(i)		504	506
Class A2, 5.5013% 1/25/35 (f)(i)		84	84
Class M1, 5.5813% 1/25/35 (f)(i)		84	84
Class M2, 6.0813% 1/25/35 (f)(i)		42	42
Commercial Mortgage Securities - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 3.8689% 8/1/24 (f)(i)		$ 262	$ 239
COMM:
floater Series 2002-FL7 Class D, 5.6506% 11/15/14 (f)(i)		51	51
Series 2004-LBN2 Class X2, 1.1572% 3/10/39 (f)(i)(k)		1,438	44
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41		1,243	1,294
Series 2000-C1 Class A2, 7.545% 4/15/62		1,000	1,058
Series 2004-C1 Class A3, 4.321% 1/15/37		475	449
Series 1997-C2 Class D, 7.27% 1/17/35		2,310	2,393
Series 2004-C1 Class ASP, 1.0484% 1/15/37 (f)(i)(k)		6,907	210
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33		3,500	3,733
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40		720	700
Series 1998-GLII Class E, 7.1908% 4/13/31 (i)		635	650
Series 2006-GG6 Class A2, 5.506% 4/10/38 (i)		630	626
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32		1,440	1,522
LB-UBS Commercial Mortgage Trust Series 2001-C3 Class B, 6.512% 6/15/36		310	322
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)		700	637
Class C, 4.13% 11/20/37 (f)		700	617
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41		505	480
Series 2005-IQ9 Class X2, 1.1906% 7/15/56 (f)(i)(k)		5,816	249
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		350	427
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)		4,500	4,562
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35		810	784
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,853)			23,114
Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (000s)	Value (Note 1) (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development) 4.625% 6/15/13		$ 165	$ 152
United Mexican States:
5.875% 1/15/14		840	814
6.75% 9/27/34		775	750
7.5% 4/8/33		1,300	1,362
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,973)			3,078
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (i)		590	589
TOTAL PREFERRED SECURITIES (Cost $590)			589
Fixed-Income Funds - 3.9%
		Shares
Fidelity Ultra-Short Central Fund (j) (Cost $52,000)		522,665	51,995
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 5.03% (b)		21,700,881	21,701
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)		6,432,675	6,433
TOTAL MONEY MARKET FUNDS (Cost $28,134)			28,134
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,260,495)			1,355,521
NET OTHER ASSETS - (0.6)%			(8,114)
NET ASSETS - 100%			$ 1,347,407
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34

	Dec. 2034	$ 200	$ 1
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	140	3
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	1
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	518	1
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	173	0
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	420	2
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	305	3
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 500	$ 1
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	500	2
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	600	3
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	700	(6)
TOTAL CREDIT DEFAULT SWAPS		$ 4,166	$ 11
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	(57)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	(87)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,500	(225)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	$ 5,000	$ (43)
Receive semi-annually a fixed rate equal to 5.473% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2011	20,000	(66)
TOTAL INTEREST RATE SWAPS		$ 48,500	$ (478)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	4,000	(33)
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 15 basis points with Bank of America	August 2006	1,500	(9)
TOTAL TOTAL RETURN SWAPS		$ 5,500	$ (42)
		$ 58,166	$ (509)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $27,391,000 or 2.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,020,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	2/8/06	$ 611
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 1,010
PICO Holdings, Inc.	5/5/06	$ 4,364
SXR Uranium One, Inc.	2/7/06	$ 793
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 441
Fidelity Securities Lending Cash Central Fund	38
Fidelity Ultra-Short Central Fund	1,272
Total	$ 1,751

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 51,989	$ -	$ -	$ 51,995	0.7%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	16.1%
AAA,AA,A	7.7%
BBB	5.2%
BB	0.8%
B	0.8%
CCC,CC,C	0.2%
Not Rated	0.2%
Equities	66.2%
Short-Term Investments and Net Other Assets	2.8%
100.0%
We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.7%
Canada	2.4%
Cayman Islands	1.5%
United Kingdom	1.2%
Others (individually less than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,317) - See accompanying schedule: Unaffiliated issuers (cost $1,180,361)	$ 1,275,392
Affiliated Central Funds (cost $80,134)	80,129
Total Investments (cost $1,260,495)		$ 1,355,521
Commitment to sell securities on a delayed delivery basis	(3,784)
Receivable for securities sold on a delayed delivery basis	3,802	18
Receivable for investments sold, regular delivery		9,402
Cash		33
Receivable for swap agreements		4
Receivable for fund shares sold		753
Dividends receivable		1,059
Interest receivable		3,757
Prepaid expenses		4
Other affiliated receivables		32
Other receivables		15
Total assets		1,370,598

Liabilities
Payable for investments purchased Regular delivery	$ 6,789
Delayed delivery	4,327
Payable for fund shares redeemed	3,564
Swap agreements, at value	509
Accrued management fee	475
Distribution fees payable	591
Other affiliated payables	394
Other payables and accrued expenses	109
Collateral on securities loaned, at value	6,433
Total liabilities		23,191

Net Assets		$ 1,347,407
Net Assets consist of:
Paid in capital		$ 1,199,990
Undistributed net investment income		3,419
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,468
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,530
Net Assets		$ 1,347,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($193,097 ÷ 11,919.1 shares)	$ 16.20

Maximum offering price per share (100/94.25 of $16.20)	$ 17.19
Class T: Net Asset Value and redemption price per share ($976,848 ÷ 59,947.7 shares)	$ 16.30

Maximum offering price per share (100/96.50 of $16.30)	$ 16.89
Class B: Net Asset Value and offering price per share ($85,340 ÷ 5,286.7 shares)A	$ 16.14

Class C: Net Asset Value and offering price per share ($72,591 ÷ 4,497.7 shares)A	$ 16.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,531 ÷ 1,191.4 shares)	$ 16.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 6,084
Interest		10,141
Income from affiliated Central Funds		1,751
Total income		17,976

Expenses
Management fee	$ 2,908
Transfer agent fees	1,719
Distribution fees	3,629
Accounting and security lending fees	299
Independent trustees' compensation	3
Appreciation in deferred trustee compensation account	2
Custodian fees and expenses	105
Registration fees	59
Audit	38
Legal	15
Interest	5
Miscellaneous	(78)
Total expenses before reductions	8,704
Expense reductions	(108)	8,596
Net investment income (loss)		9,380
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $28)	53,824
Foreign currency transactions	(22)
Total net realized gain (loss)		53,802
Change in net unrealized appreciation (depreciation) on: Investment securities	4,596
Assets and liabilities in foreign currencies	(3)
Swap agreements	(624)
Delayed delivery commitments	18
Total change in net unrealized appreciation (depreciation)		3,987
Net gain (loss)		57,789
Net increase (decrease) in net assets resulting from operations		$ 67,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,380	$ 26,726
Net realized gain (loss)	53,802	115,646
Change in net unrealized appreciation (depreciation)	3,987	(64,644)
Net increase (decrease) in net assets resulting from operations	67,169	77,728
Distributions to shareholders from net investment income	(10,604)	(32,682)
Distributions to shareholders from net realized gain	(83,247)	-
Total distributions	(93,851)	(32,682)
Share transactions - net increase (decrease)	(24,686)	(301,293)
Total increase (decrease) in net assets	(51,368)	(256,247)

Net Assets
Beginning of period	1,398,775	1,655,022
End of period (including undistributed net investment income of $3,419 and undistributed net investment income of $4,643, respectively)	$ 1,347,407	$ 1,398,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41	$ 16.55
Income from Investment Operations
Net investment income (loss) E	.13	.33	.37 G	.34	.38	.43
Net realized and unrealized gain (loss)	.66	.58	.59	1.33	(1.30)	(.62)
Total from investment operations	.79	.91	.96	1.67	(.92)	(.19)
Distributions from net investment income	(.15)	(.39)	(.36)	(.34)	(.38)	(.49)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.15)	(.39)	(.36)	(.34)	(.38)	(.95)
Net asset value, end of period	$ 16.20	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41
Total Return B, C, D	4.94%	5.77%	6.28%	12.04%	(6.04)%	(1.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	.98% A	1.00%	.98%	.96%	.96%	.94%
Expenses net of fee waivers, if any	.98% A	1.00%	.98%	.96%	.96%	.94%
Expenses net of all reductions	.97% A	.96%	.97%	.95%	.94%	.93%
Net investment income (loss)	1.61% A	2.05%	2.35%	2.33%	2.65%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 193	$ 169	$ 149	$ 131	$ 120	$ 105
Portfolio turnover rate	60% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47	$ 16.58
Income from Investment Operations
Net investment income (loss) E	.11	.29	.33 G	.30	.35	.39
Net realized and unrealized gain (loss)	.67	.58	.60	1.33	(1.31)	(.61)
Total from investment operations	.78	.87	.93	1.63	(.96)	(.22)
Distributions from net investment income	(.13)	(.35)	(.31)	(.30)	(.34)	(.43)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.12) I	(.35)	(.31)	(.30)	(.34)	(.89)
Net asset value, end of period	$ 16.30	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47
Total Return B, C, D	4.90%	5.47%	6.05%	11.68%	(6.27)%	(1.37)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.21% A	1.24%	1.24%	1.22%	1.23%	1.20%
Expenses net of fee waivers, if any	1.21% A	1.24%	1.24%	1.22%	1.23%	1.20%
Expenses net of all reductions	1.20% A	1.21%	1.23%	1.21%	1.20%	1.19%
Net investment income (loss)	1.38% A	1.81%	2.08%	2.06%	2.38%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 977	$ 1,038	$ 1,278	$ 1,350	$ 1,319	$ 1,681
Portfolio turnover rate	60% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distribution of $1.124 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36	$ 16.47
Income from Investment Operations
Net investment income (loss) E	.06	.19	.24 G	.22	.26	.30
Net realized and unrealized gain (loss)	.65	.59	.59	1.32	(1.30)	(.60)
Total from investment operations	.71	.78	.83	1.54	(1.04)	(.30)
Distributions from net investment income	(.08)	(.26)	(.23)	(.22)	(.26)	(.35)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.07) I	(.26)	(.23)	(.22)	(.26)	(.81)
Net asset value, end of period	$ 16.14	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36
Total Return B, C, D	4.48%	4.92%	5.43%	11.08%	(6.83)%	(1.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.85%	1.84%	1.79%	1.79%	1.75%
Expenses net of fee waivers, if any	1.83% A	1.83%	1.80%	1.79%	1.79%	1.75%
Expenses net of all reductions	1.82% A	1.80%	1.80%	1.78%	1.77%	1.74%
Net investment income (loss)	.76% A	1.21%	1.52%	1.49%	1.82%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 99	$ 122	$ 128	$ 107	$ 121
Portfolio turnover rate	60% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distribution of $1.073 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35	$ 16.47
Income from Investment Operations
Net investment income (loss) E	.07	.20	.24 G	.22	.26	.31
Net realized and unrealized gain (loss)	.65	.58	.60	1.32	(1.30)	(.61)
Total from investment operations	.72	.78	.84	1.54	(1.04)	(.30)
Distributions from net investment income	(.09)	(.26)	(.23)	(.22)	(.26)	(.36)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.08) I	(.26)	(.23)	(.22)	(.26)	(.82)
Net asset value, end of period	$ 16.14	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35
Total Return B, C, D	4.53%	4.94%	5.50%	11.09%	(6.83)%	(1.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.81%	1.80%	1.78%	1.78%	1.72%
Expenses net of fee waivers, if any	1.78% A	1.81%	1.80%	1.78%	1.78%	1.72%
Expenses net of all reductions	1.76% A	1.77%	1.80%	1.77%	1.76%	1.71%
Net investment income (loss)	.81% A	1.24%	1.52%	1.51%	1.83%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 73	$ 79	$ 77	$ 61	$ 61
Portfolio turnover rate	60% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distribution of $1.080 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55	$ 16.69
Income from Investment Operations
Net investment income (loss) D	.16	.37	.41 F	.38	.43	.48
Net realized and unrealized gain (loss)	.66	.59	.60	1.34	(1.31)	(.63)
Total from investment operations	.82	.96	1.01	1.72	(.88)	(.15)
Distributions from net investment income	(.17)	(.43)	(.39)	(.38)	(.42)	(.53)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.17)	(.43)	(.39)	(.38)	(.42)	(.99)
Net asset value, end of period	$ 16.39	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55
Total Return B, C	5.07%	6.04%	6.55%	12.31%	(5.73)%	(.92)%
Ratios to Average Net Assets E, G
Expenses before reductions	.69% A	.75%	.74%	.70%	.69%	.67%
Expenses net of fee waivers, if any	.69% A	.75%	.74%	.70%	.69%	.67%
Expenses net of all reductions	.67% A	.71%	.73%	.68%	.67%	.65%
Net investment income (loss)	1.90% A	2.30%	2.59%	2.59%	2.92%	3.04%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 20	$ 28	$ 39	$ 55	$ 53
Portfolio turnover rate	60% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed-income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds.

On July 20, 2006, the Board of Trustees approved a change in the fiscal year-end of the fund from November 30 to August 31, effective August 31, 2006.

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 139,506
Unrealized depreciation	(46,536)
Net unrealized appreciation (depreciation)	$ 92,970
Cost for federal income tax purposes	$ 1,262,551

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $338,639 and $462,911, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 234	$ 4
Class T	.25%	.25%	2,553	31
Class B	.75%	.25%	473	355
Class C	.75%	.25%	369	37
			$ 3,629	$ 427

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33
Class T	23
Class B*	93
Class C*	4
$ 153

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 236	.25*
Class T	1,188	.23*
Class B	165	.35*
Class C	109	.30*
Institutional Class	21	.21*
	$ 1,719

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar-denominated money market and investment-grade debt securities.

The fund's Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds - continued

A complete unaudited list of holdings for the CIP, as of the fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,989	4.93%	$ 5

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $38.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $85 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Class T	15
Institutional Class	1
$ 21

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 1,680	$ 3,700
Class T	7,902	25,229
Class B	452	1,821
Class C	377	1,227
Institutional Class	193	705
Total	$ 10,604	$ 32,682
From net realized gain
Class A	$ 10,511	$ -
Class T	61,337	-
Class B	5,903	-
Class C	4,389	-
Institutional Class	1,107	-
Total	$ 83,247	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	2,571	3,989	$ 42,137	$ 64,029
Reinvestment of distributions	737	225	11,723	3,584
Shares redeemed	(1,625)	(3,240)	(26,620)	(52,178)
Net increase (decrease)	1,683	974	$ 27,240	$ 15,435
Class T
Shares sold	3,619	7,996	$ 59,461	$ 129,078
Reinvestment of distributions	4,165	1,498	66,568	24,043
Shares redeemed	(10,169)	(26,422)	(167,281)	(426,783)
Net increase (decrease)	(2,385)	(16,928)	$ (41,252)	$ (273,662)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class B
Shares sold	429	879	$ 6,973	$ 14,068
Reinvestment of distributions	362	101	5,729	1,604
Shares redeemed	(1,507)	(2,612)	(24,549)	(41,805)
Net increase (decrease)	(716)	(1,632)	$ (11,847)	$ (26,133)
Class C
Shares sold	478	886	$ 7,751	$ 14,193
Reinvestment of distributions	260	66	4,126	1,049
Shares redeemed	(647)	(1,496)	(10,528)	(23,936)
Net increase (decrease)	91	(544)	$ 1,349	$ (8,694)
Institutional Class
Shares sold	93	188	$ 1,539	$ 3,044
Reinvestment of distributions	78	43	1,259	689
Shares redeemed	(177)	(739)	(2,973)	(11,972)
Net increase (decrease)	(6)	(508)	$ (175)	$ (8,239)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Balanced Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIG-USAN-0706
1.786777.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Balanced Fund -
Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,049.40	$ 5.01
HypotheticalA	$ 1,000.00	$ 1,020.04	$ 4.94
Class T
Actual	$ 1,000.00	$ 1,049.00	$ 6.18
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.09
Class B
Actual	$ 1,000.00	$ 1,044.80	$ 9.33
HypotheticalA	$ 1,000.00	$ 1,015.81	$ 9.20
Class C
Actual	$ 1,000.00	$ 1,045.30	$ 9.08
HypotheticalA	$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class
Actual	$ 1,000.00	$ 1,050.70	$ 3.53
HypotheticalA	$ 1,000.00	$ 1,021.49	$ 3.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.98%
Class T	1.21%
Class B	1.83%
Class C	1.78%
Institutional Class	.69%

Semiannual Report

Investment Changes

Top Five Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	1.9	1.2
General Electric Co.	1.3	1.7
JPMorgan Chase & Co.	1.1	0.7
Bank of America Corp.	1.1	1.1
Pride International, Inc.	1.0	1.1
	6.4
Top Five Bond Issuers as of May 31, 2006
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.3	10.6
U.S. Treasury Obligations	3.5	4.3
Freddie Mac	1.7	1.4
CS First Boston Mortgage Securities Corp.	0.4	0.4
Government National Mortgage Association	0.3	0.4
	16.2
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.2	15.2
Information Technology	10.3	11.4
Energy	9.2	9.5
Industrials	8.7	9.2
Health Care	7.5	7.6
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *	As of November 30, 2005 **
Stocks 66.0%	Stocks 68.7%
Bonds 35.4%	Bonds 34.7%
Convertible Securities 0.3%	Convertible Securities 0.2%
Other Investments 0.1%	Other Investments 0.0%
Short-Term Investments and Net Other Assets(dagger) (1.8)%	Short-Term Investments and Net Other Assets(dagger) (3.6)%

* Foreign investments	11.3%	** Foreign investments	9.4%
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.
(dagger) Short-term investments and Net Other Assets are not included in the pie chart.
The information in the above table is based on the conbined investments of the fund and its pro-ratta share of the investments of Fidelity's fixed-income central fund.
For an unaudited list of holdings for each fixed-income central fund, visit advisor.fidelity.com.

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	66,800	$ 1,171
LKQ Corp. (a)	32,400	633
		1,804
Automobiles - 0.0%
Coachmen Industries, Inc.	33,000	365
Diversified Consumer Services - 0.1%
Carriage Services, Inc. Class A (a)	56,600	269
Service Corp. International (SCI)	88,000	703
Weight Watchers International, Inc.	10,100	423
		1,395
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.	22,400	1,008
Carnival Corp. unit	23,200	926
Gaylord Entertainment Co. (a)	26,500	1,161
Greek Organization of Football Prognostics SA	27,200	924
Kerzner International Ltd. (a)	28,200	2,236
Kinki Nippon Tourist Co. Ltd.	31,000	130
McDonald's Corp.	130,700	4,335
OSI Restaurant Partners, Inc.	31,200	1,144
Pinnacle Entertainment, Inc. (a)	13,200	409
Royal Caribbean Cruises Ltd.	36,100	1,375
Starwood Hotels & Resorts Worldwide, Inc.	19,600	1,198
Station Casinos, Inc.	6,200	453
WMS Industries, Inc. (a)	46,500	1,206
Yum! Brands, Inc.	13,100	660
		17,165
Household Durables - 0.5%
Cyrela Brazil Realty SA	56,000	751
D.R. Horton, Inc.	31,400	828
Furniture Brands International, Inc. (e)	3,300	71
Interface, Inc. Class A (a)	113,688	1,305
La-Z-Boy, Inc. (e)	18,800	281
Leggett & Platt, Inc.	45,400	1,153
Sealy Corp., Inc.	28,400	373
Sony Corp. sponsored ADR	14,100	637
Standard Pacific Corp.	26,700	803
The Stanley Works	11,100	539
		6,741
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	19,600	$ 473
MarineMax, Inc. (a)	30,700	883
		1,356
Media - 2.0%
Citadel Broadcasting Corp.	42,100	400
Clear Channel Communications, Inc.	35,700	1,100
EchoStar Communications Corp. Class A (a)	51,219	1,533
Gannett Co., Inc.	3,400	184
Lamar Advertising Co. Class A (a)	61,400	3,348
Liberty Global, Inc.:
Class A	39,100	897
Class C (a)	36,600	811
Live Nation, Inc. (a)	135,687	3,094
McGraw-Hill Companies, Inc.	18,700	965
Naspers Ltd. Class N sponsored ADR	29,100	553
News Corp. Class A	164,900	3,145
NTL, Inc. (a)	124,737	3,328
Omnicom Group, Inc.	14,250	1,355
Radio One, Inc. Class D (non-vtg.) (a)	35,300	259
Salem Communications Corp. Class A (a)	5,000	72
The Walt Disney Co.	163,500	4,987
TVN SA (a)	53,190	1,513
		27,544
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	20,400	539
Family Dollar Stores, Inc.	76,700	1,916
Federated Department Stores, Inc.	27,100	1,974
Fred's, Inc. Class A	63,200	920
JCPenney Co., Inc.	23,800	1,446
Lotte Shopping Co. Ltd. GDR (a)(f)	30,600	543
Target Corp.	13,300	651
		7,989
Specialty Retail - 1.0%
Aeropostale, Inc. (a)	41,000	1,014
Best Buy Co., Inc.	18,950	1,004
Big 5 Sporting Goods Corp.	38,900	823
Circuit City Stores, Inc.	16,200	487
Daiki Co. Ltd.	25,200	310
Eddie Bauer Holdings, Inc. (a)	58,100	872
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Foot Locker, Inc.	6,000	$ 145
Gamestop Corp. Class B (a)	8,000	309
Homac Corp.	27,800	477
Home Depot, Inc.	51,000	1,944
Kahma Co. Ltd.	9,600	264
Limited Brands, Inc.	3,300	90
Monro Muffler Brake, Inc.	600	22
OfficeMax, Inc.	24,500	1,013
Pacific Sunwear of California, Inc. (a)	56,800	1,247
Pier 1 Imports, Inc.	32,700	278
RadioShack Corp.	32,600	548
Staples, Inc.	45,700	1,073
TJX Companies, Inc.	35,900	851
		12,771
Textiles, Apparel & Luxury Goods - 0.0%
Unifirst Corp.	2,600	83
TOTAL CONSUMER DISCRETIONARY		77,213
CONSUMER STAPLES - 3.6%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	28,500	560
Fomento Economico Mexicano SA de CV sponsored ADR	11,100	952
SABMiller PLC	3,300	62
The Coca-Cola Co.	47,200	2,078
		3,652
Food & Staples Retailing - 0.8%
CVS Corp.	77,500	2,162
Kroger Co.	52,900	1,064
Safeway, Inc.	63,800	1,504
Sysco Corp.	28,800	881
Wal-Mart de Mexico SA de CV Series V	113,200	296
Wal-Mart Stores, Inc.	101,600	4,923
Walgreen Co.	18,900	767
		11,597
Food Products - 0.7%
Bunge Ltd.	11,100	628
Cadbury Schweppes PLC sponsored ADR	700	27
Corn Products International, Inc.	69,700	1,860
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
General Mills, Inc.	28,600	$ 1,484
Global Bio-Chem Technology Group Co. Ltd.	1,226,000	502
Groupe Danone	700	84
Imperial Sugar Co.	5,900	137
Kellogg Co.	21,000	989
McCormick & Co., Inc. (non-vtg.)	19,300	665
Nestle SA (Reg.)	3,162	943
TreeHouse Foods, Inc. (a)	4,580	114
Tyson Foods, Inc. Class A	4,900	78
Wm. Wrigley Jr. Co.	30,500	1,394
		8,905
Household Products - 0.3%
Colgate-Palmolive Co.	41,200	2,486
Procter & Gamble Co.	32,073	1,740
		4,226
Personal Products - 0.5%
Alberto-Culver Co.	44,400	2,065
Avon Products, Inc.	104,400	3,309
Estee Lauder Companies, Inc. Class A	5,200	213
Playtex Products, Inc. (a)	65,600	754
		6,341
Tobacco - 1.0%
Altria Group, Inc.	193,020	13,965
TOTAL CONSUMER STAPLES		48,686
ENERGY - 8.2%
Energy Equipment & Services - 5.2%
Baker Hughes, Inc.	36,000	3,107
BJ Services Co.	71,200	2,609
Global Industries Ltd. (a)	49,000	951
GlobalSantaFe Corp.	25,500	1,533
Halliburton Co.	169,800	12,665
National Oilwell Varco, Inc. (a)	378,500	25,004
Noble Corp.	23,600	1,641
Pride International, Inc. (a)	434,700	14,063
Smith International, Inc.	18,600	762
Superior Energy Services, Inc. (a)	11,400	375
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
W-H Energy Services, Inc. (a)	3,600	$ 203
Weatherford International Ltd. (a)	147,300	7,665
		70,578
Oil, Gas & Consumable Fuels - 3.0%
Alpha Natural Resources, Inc. (a)	16,300	351
Cabot Oil & Gas Corp.	17,900	785
Canadian Natural Resources Ltd.	17,300	911
Chesapeake Energy Corp.	65,300	1,998
El Paso Corp.	89,300	1,390
EnCana Corp.	24,400	1,231
Energy Partners Ltd. (a)(e)	91,500	1,940
EOG Resources, Inc.	8,500	558
EXCO Resources, Inc.	7,462	90
Goodrich Petroleum Corp. (a)	13,100	321
Holly Corp.	24,100	2,011
International Coal Group, Inc. (a)	86,400	763
Mariner Energy, Inc. (a)	6,500	111
Maritrans, Inc.	19,500	503
Massey Energy Co.	24,500	914
McMoRan Exploration Co. (a)(e)	41,100	696
OMI Corp.	41,900	781
Overseas Shipholding Group, Inc.	6,200	318
Penn Virginia Corp.	16,900	1,148
Petroleum Development Corp. (a)	18,300	667
Plains Exploration & Production Co. (a)	29,900	1,067
Quicksilver Resources, Inc. (a)	53,500	1,876
Range Resources Corp.	67,850	1,757
Southwestern Energy Co. (a)	34,500	1,114
SXR Uranium One, Inc. (a)	13,100	115
SXR Uranium One, Inc. (a)(m)	119,600	946
Tesoro Corp.	6,100	415
Ultra Petroleum Corp. (a)	19,000	1,093
Valero Energy Corp.	225,900	13,859
		39,729
TOTAL ENERGY		110,307
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 13.3%
Capital Markets - 1.4%
American Capital Strategies Ltd. (e)	39,500	$ 1,353
Ameriprise Financial, Inc.	11,620	532
E*TRADE Financial Corp. (a)	151,700	3,682
Goldman Sachs Group, Inc.	7,700	1,162
KKR Private Equity Investors, L.P. Restricted Depositary Units (m)	40,400	972
Lazard Ltd.:
unit	1,600	57
Class A	27,800	1,103
Lehman Brothers Holdings, Inc.	17,800	1,186
Merrill Lynch & Co., Inc.	73,200	5,300
Northern Trust Corp.	12,800	716
Piper Jaffray Companies (a)	3,600	228
State Street Corp.	19,800	1,230
TD Ameritrade Holding Corp.	53,000	901
UBS AG (Reg.)	72	8
		18,430
Commercial Banks - 2.1%
ABN-AMRO Holding NV sponsored ADR	38,900	1,077
Absa Group Ltd.	4,900	81
Banca Popolare di Milano	21,200	265
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	35,900	745
Banco Nossa Caixa SA	41,700	785
Bank of Baroda	32,644	163
Bank of China Ltd. (H Shares)	1,083,000	412
China Construction Bank Corp. (H Shares)	3,120,000	1,357
Greek Postal Savings Bank SA (a)	18,800	301
Hanmi Financial Corp.	48,000	920
HSBC Holdings PLC sponsored ADR	15,000	1,308
ICICI Bank Ltd. sponsored ADR	33,600	894
Nara Bancorp, Inc.	33,900	658
National Australia Bank Ltd.	44,100	1,177
R&G Financial Corp. Class B	103,300	940
SVB Financial Group (a)	14,900	718
UCBH Holdings, Inc.	128,800	2,277
Uniao de Bancos Brasileiros SA (Unibanco) GDR	2,300	147
Unicredito Italiano Spa (e)	157,400	1,199
UnionBanCal Corp.	11,100	751
Wachovia Corp.	161,300	8,630
Wells Fargo & Co.	30,100	1,998
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Wilshire Bancorp, Inc.	55,300	$ 978
Wintrust Financial Corp.	16,500	847
		28,628
Consumer Finance - 0.5%
Aiful Corp.	9,100	506
American Express Co.	28,600	1,555
Capital One Financial Corp.	17,400	1,440
ORIX Corp.	2,960	853
SLM Corp.	35,100	1,887
		6,241
Diversified Financial Services - 3.4%
Bank of America Corp.	302,074	14,620
Citigroup, Inc.	218,200	10,757
FirstRand Ltd.	186,200	489
JPMorgan Chase & Co.	344,680	14,697
Kotak Mahindra Bank Ltd. sponsored GDR (a)(f)	75,235	478
PICO Holdings, Inc. (a)	5,400	184
PICO Holdings, Inc. (a)(m)	145,466	4,451
The NASDAQ Stock Market, Inc. (a)	26,100	794
		46,470
Insurance - 3.1%
ACE Ltd.	72,300	3,743
AFLAC, Inc.	41,600	1,947
AMBAC Financial Group, Inc.	18,200	1,459
American International Group, Inc.	208,525	12,678
Aspen Insurance Holdings Ltd.	48,600	1,053
Axis Capital Holdings Ltd.	14,000	367
Endurance Specialty Holdings Ltd.	24,400	745
Fidelity National Title Group, Inc. Class A	31,600	690
Genworth Financial, Inc. Class A (non-vtg.)	14,000	469
Hartford Financial Services Group, Inc.	38,900	3,421
Hub International Ltd.	6,500	178
IPC Holdings Ltd.	19,400	473
Lincoln National Corp.	3,600	202
MBIA, Inc.	30,000	1,714
Montpelier Re Holdings Ltd.	48,500	756
Navigators Group, Inc. (a)	6,100	251
PartnerRe Ltd.	24,300	1,493
Platinum Underwriters Holdings Ltd.	34,300	924
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
PXRE Group Ltd.	93,900	$ 375
Scottish Re Group Ltd.	143,200	2,781
Specialty Underwriters' Alliance, Inc. (a)	54,600	370
The St. Paul Travelers Companies, Inc.	50,398	2,219
Universal American Financial Corp. (a)	59,185	828
USI Holdings Corp. (a)	51,447	709
Willis Group Holdings Ltd.	6,800	236
XL Capital Ltd. Class A	25,800	1,633
		41,714
Real Estate Investment Trusts - 1.1%
Annaly Mortgage Management, Inc. (e)	79,400	1,032
Brandywine Realty Trust (SBI)	8,100	235
CapitalSource, Inc.	3,400	80
CBL & Associates Properties, Inc.	12,300	460
Developers Diversified Realty Corp.	22,600	1,156
Digital Realty Trust, Inc.	14,900	374
Duke Realty Corp.	13,900	472
Education Realty Trust, Inc.	18,725	264
Equity Lifestyle Properties, Inc.	4,100	177
Equity Office Properties Trust	38,300	1,289
Equity Residential (SBI)	14,300	631
General Growth Properties, Inc.	21,700	950
Highwoods Properties, Inc. (SBI)	8,900	276
Host Marriott Corp.	50,986	1,023
Pennsylvania (REIT) (SBI)	19,000	709
Ramco-Gershenson Properties Trust (SBI)	22,000	572
Reckson Associates Realty Corp.	11,600	446
Trizec Properties, Inc.	33,000	778
United Dominion Realty Trust, Inc. (SBI)	89,576	2,419
Ventas, Inc.	14,700	477
Vornado Realty Trust	9,400	845
		14,665
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	42,000	865
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	49,000	1,876
Doral Financial Corp.	110,500	833
Fannie Mae	96,700	4,811
First Niagara Financial Group, Inc.	9,700	137
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac	83,200	$ 4,995
Golden West Financial Corp., Delaware	8,100	592
Hudson City Bancorp, Inc.	68,500	938
KNBT Bancorp, Inc.	11,400	186
MGIC Investment Corp.	9,300	613
NetBank, Inc.	211,772	1,336
NewAlliance Bancshares, Inc.	51,000	718
Radian Group, Inc.	17,600	1,076
Sovereign Bancorp, Inc.	90,100	2,009
W Holding Co., Inc.	170,000	1,268
		21,388
TOTAL FINANCIALS		178,401
HEALTH CARE - 7.4%
Biotechnology - 0.8%
Amgen, Inc. (a)	40,000	2,704
Biogen Idec, Inc. (a)	24,300	1,133
Cephalon, Inc. (a)	43,600	2,604
DUSA Pharmaceuticals, Inc. (a)	42,471	251
Genentech, Inc. (a)	12,500	1,037
MannKind Corp. (a)	16,300	310
MedImmune, Inc. (a)	31,100	990
Neurocrine Biosciences, Inc. (a)	16,300	321
OSI Pharmaceuticals, Inc. (a)	43,300	1,239
PDL BioPharma, Inc. (a)	18,000	365
Vertex Pharmaceuticals, Inc. (a)	11,500	397
		11,351
Health Care Equipment & Supplies - 1.4%
Advanced Medical Optics, Inc. (a)	13,200	598
Alcon, Inc.	11,120	1,202
Aspect Medical Systems, Inc. (a)	52,400	1,028
Baxter International, Inc.	95,800	3,612
Becton, Dickinson & Co.	24,300	1,468
Boston Scientific Corp. (a)	78,302	1,619
C.R. Bard, Inc.	27,700	2,050
Cooper Companies, Inc.	47,000	2,225
Cytyc Corp. (a)	21,400	562
Dade Behring Holdings, Inc.	64,100	2,388
Hologic, Inc. (a)	10,900	430
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)	29,300	$ 845
Inverness Medical Innovations, Inc. (a)(m)	25,028	650
Medtronic, Inc.	9,000	454
St. Jude Medical, Inc. (a)	11,400	389
		19,520
Health Care Providers & Services - 2.0%
Aetna, Inc.	25,900	996
Amedisys, Inc. (a)(e)	13,800	493
Cardinal Health, Inc.	22,500	1,505
Caremark Rx, Inc.	19,700	945
Chemed Corp.	15,200	819
HCA, Inc.	600	27
Health Net, Inc. (a)	50,700	2,181
Humana, Inc. (a)	34,386	1,741
Medco Health Solutions, Inc. (a)	39,900	2,151
Omnicare, Inc.	38,100	1,766
Sierra Health Services, Inc. (a)	14,200	585
Sunrise Senior Living, Inc. (a)	61,900	2,073
UnitedHealth Group, Inc.	214,960	9,450
WellPoint, Inc. (a)	27,600	1,976
		26,708
Health Care Technology - 0.2%
Emdeon Corp. (a)	129,500	1,503
IMS Health, Inc.	31,300	844
		2,347
Life Sciences Tools & Services - 0.7%
Charles River Laboratories International, Inc. (a)	70,500	2,823
Fisher Scientific International, Inc. (a)	18,800	1,396
Invitrogen Corp. (a)	16,300	1,039
Seracare Life Sciences, Inc. (a)	31,100	179
Thermo Electron Corp. (a)	22,000	808
Varian, Inc. (a)	27,700	1,219
Waters Corp. (a)	43,000	1,791
		9,255
Pharmaceuticals - 2.3%
Allergan, Inc.	6,130	581
Atherogenics, Inc. (a)	59,500	791
Barr Pharmaceuticals, Inc. (a)	26,800	1,412
Endo Pharmaceuticals Holdings, Inc. (a)	26,100	766
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Forest Laboratories, Inc. (a)	29,400	$ 1,102
Johnson & Johnson	136,600	8,226
Merck & Co., Inc.	19,600	652
MGI Pharma, Inc. (a)	57,100	1,028
New River Pharmaceuticals, Inc. (a)	34,000	1,003
Novartis AG sponsored ADR	59,000	3,273
Pfizer, Inc.	178,450	4,222
Schering-Plough Corp.	50,900	970
Teva Pharmaceutical Industries Ltd. sponsored ADR	74,400	2,709
Wyeth	89,200	4,080
		30,815
TOTAL HEALTH CARE		99,996
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.3%
DynCorp International, Inc. Class A	30,300	355
EADS NV	6,500	232
Essex Corp. (a)	14,383	262
General Dynamics Corp.	37,600	2,393
Hexcel Corp. (a)	63,700	1,311
Honeywell International, Inc.	80,300	3,307
L-3 Communications Holdings, Inc.	13,100	956
Lockheed Martin Corp.	11,700	848
Meggitt PLC	46,142	256
Precision Castparts Corp.	30,750	1,772
Raytheon Co.	37,200	1,706
Rockwell Collins, Inc.	22,600	1,234
United Technologies Corp.	42,900	2,682
		17,314
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	43,740	1,971
FedEx Corp.	8,800	962
UTI Worldwide, Inc.	35,849	976
		3,909
Airlines - 0.4%
ACE Aviation Holdings, Inc. Class A (a)	33,600	1,013
AirTran Holdings, Inc. (a)	243,600	2,996
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Frontier Airlines Holdings, Inc. (a)(e)	250,000	$ 1,548
TAM SA (PN) sponsored ADR (ltd. vtg.)	25,900	582
		6,139
Building Products - 0.1%
Masco Corp.	59,200	1,836
Commercial Services & Supplies - 0.7%
Banta Corp.	5,500	272
Cendant Corp.	124,100	2,007
Cintas Corp.	17,700	750
Clean Harbors, Inc. (a)	9,800	356
Covanta Holding Corp. (a)	62,800	1,011
DiamondCluster International, Inc. (a)	80,797	771
Kforce, Inc. (a)	17,605	269
Steelcase, Inc. Class A	28,200	523
The Brink's Co.	36,400	2,000
Waste Management, Inc.	44,100	1,615
		9,574
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	80,600	1,828
Fluor Corp.	89,400	7,837
Hyundai Engineering & Construction Co. Ltd. (a)	21,210	1,036
Infrasource Services, Inc. (a)	4,600	85
Perini Corp. (a)	62,100	1,525
Punj Lloyd Ltd.	21,014	401
Shaw Group, Inc. (a)	78,800	2,099
URS Corp. (a)	28,900	1,225
Washington Group International, Inc.	1,200	65
		16,101
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	8,300	739
GrafTech International Ltd. (a)	78,300	483
		1,222
Industrial Conglomerates - 1.9%
3M Co.	20,900	1,748
General Electric Co.	500,400	17,144
McDermott International, Inc. (a)	12,100	794
Smiths Group PLC	69,135	1,147
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	1,600	$ 145
Tyco International Ltd.	166,800	4,522
		25,500
Machinery - 0.7%
Atlas Copco AB (B Shares)	74,900	1,871
Briggs & Stratton Corp.	37,300	1,209
Danaher Corp.	14,000	898
Deere & Co.	23,700	2,029
Flowserve Corp. (a)	12,400	659
Gardner Denver, Inc. (a)	5,900	445
Ingersoll-Rand Co. Ltd. Class A	15,000	654
SPX Corp.	27,800	1,463
		9,228
Marine - 0.1%
Alexander & Baldwin, Inc.	23,900	1,081
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	36,500	2,825
Canadian National Railway Co.	12,600	558
Con-way, Inc.	1,000	59
Laidlaw International, Inc.	114,200	2,878
Norfolk Southern Corp.	61,000	3,218
		9,538
Trading Companies & Distributors - 0.6%
Interline Brands, Inc. (a)	4,900	119
UAP Holding Corp.	41,600	982
United Rentals, Inc. (a)	16,000	521
WESCO International, Inc. (a)	97,100	6,383
		8,005
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	45,400	1,512
TOTAL INDUSTRIALS		110,959
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.0%
Andrew Corp. (a)	73,600	745
Blue Coat Systems, Inc. (a)	35,200	559
CIENA Corp. (a)	33,300	140
CommScope, Inc. (a)	6,600	193
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Dycom Industries, Inc. (a)	136,800	$ 2,947
Harris Corp.	32,000	1,303
Juniper Networks, Inc. (a)	37,900	604
Lucent Technologies, Inc. (a)	418,698	1,068
MasTec, Inc. (a)	125,200	1,611
Motorola, Inc.	122,800	2,590
Nortel Networks Corp. (a)	430,200	1,023
QUALCOMM, Inc.	28,500	1,288
		14,071
Computers & Peripherals - 1.3%
Diebold, Inc.	600	26
EMC Corp. (a)	95,700	1,225
Emulex Corp. (a)	34,500	611
Hewlett-Packard Co.	84,600	2,739
Intermec, Inc. (a)	8,300	191
M-Systems Flash Disk Pioneers Ltd. (a)	34,300	1,147
McDATA Corp. Class A (a)	77,900	294
NCR Corp. (a)	32,000	1,251
Seagate Technology	342,164	7,990
Sun Microsystems, Inc. (a)	181,400	845
Western Digital Corp. (a)	79,300	1,614
		17,933
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	51,800	1,807
Avnet, Inc. (a)	64,900	1,433
Benchmark Electronics, Inc. (a)	29,450	713
CDW Corp.	11,600	649
Celestica, Inc. (sub. vtg.) (a)	168,900	1,597
CPI International, Inc.	6,100	104
Flextronics International Ltd. (a)	364,900	4,109
FLIR Systems, Inc. (a)	37,582	959
Hon Hai Precision Industry Co. Ltd. (Foxconn) unit	46,005	581
Ingram Micro, Inc. Class A (a)	97,800	1,688
Insight Enterprises, Inc. (a)	12,082	219
Metrologic Instruments, Inc. (a)	24,700	371
Mettler-Toledo International, Inc. (a)	9,600	622
Molex, Inc.	25,700	912
Orbotech Ltd. (a)	8,100	203
Solectron Corp. (a)	724,400	2,579
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Symbol Technologies, Inc.	196,000	$ 2,327
Tektronix, Inc.	28,400	885
Vishay Intertechnology, Inc. (a)	62,100	1,009
		22,767
Internet Software & Services - 0.6%
eBay, Inc. (a)	51,800	1,700
Google, Inc. Class A (sub. vtg.) (a)	9,300	3,458
VeriSign, Inc. (a)	6,500	146
Yahoo!, Inc. (a)	68,100	2,151
		7,455
IT Services - 0.2%
Ceridian Corp. (a)	19,200	467
First Data Corp.	46,500	2,144
Satyam Computer Services Ltd. sponsored ADR	10,100	325
SI International, Inc. (a)	10,200	323
		3,259
Office Electronics - 0.2%
Xerox Corp. (a)	165,500	2,272
Semiconductors & Semiconductor Equipment - 3.4%
Actel Corp. (a)	6,500	90
Agere Systems, Inc. (a)	177,800	2,651
AMIS Holdings, Inc. (a)	100,406	985
Analog Devices, Inc.	29,900	1,009
Applied Micro Circuits Corp. (a)	147,000	432
Asat Holdings Ltd. sponsored ADR (a)	64,200	54
ASML Holding NV (NY Shares) (a)	97,700	1,987
ATI Technologies, Inc. (a)	88,100	1,454
ATMI, Inc. (a)	111,600	2,924
Axcelis Technologies, Inc. (a)	240,100	1,529
Credence Systems Corp. (a)	108,800	496
Cymer, Inc. (a)	33,600	1,559
Cypress Semiconductor Corp. (a)	104,400	1,585
DSP Group, Inc. (a)	41,500	1,091
Entegris, Inc. (a)	25,400	246
Exar Corp. (a)	59,800	789
Fairchild Semiconductor International, Inc. (a)	158,000	2,760
Freescale Semiconductor, Inc.:
Class A (a)	134,380	4,143
Class B (a)	172,460	5,382
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)	33,000	$ 473
Intel Corp.	81,600	1,470
Linear Technology Corp.	18,600	628
LSI Logic Corp. (a)	10,000	97
LTX Corp. (a)	212,300	1,575
Maxim Integrated Products, Inc.	13,100	403
Microchip Technology, Inc.	26,900	923
National Semiconductor Corp.	126,700	3,254
Rudolph Technologies, Inc. (a)	76,034	1,261
Samsung Electronics Co. Ltd.	4,500	2,886
Spansion, Inc.	11,400	206
Teradyne, Inc. (a)	57,600	897
Xilinx, Inc.	16,600	432
		45,671
Software - 1.6%
Activision, Inc. (a)	26,900	352
Amdocs Ltd. (a)	23,600	884
Ansoft Corp. (a)	29,100	570
BEA Systems, Inc. (a)	170,100	2,307
Cognos, Inc. (a)	52,100	1,596
Fair, Isaac & Co., Inc.	26,100	928
FileNET Corp. (a)	27,500	716
Hyperion Solutions Corp. (a)	41,750	1,199
JDA Software Group, Inc. (a)	43,276	602
Macrovision Corp. (a)	42,500	958
McAfee, Inc. (a)	26,100	617
Microsoft Corp.	239,300	5,420
Nintendo Co. Ltd.	13,400	2,272
Symantec Corp. (a)	72,192	1,126
Take-Two Interactive Software, Inc. (a)	90,100	1,468
Wind River Systems, Inc. (a)	79,900	755
		21,770
TOTAL INFORMATION TECHNOLOGY		135,198
MATERIALS - 5.0%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	19,600	1,271
Airgas, Inc.	38,400	1,470
Albemarle Corp.	39,500	1,896
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	63,500	$ 3,969
Bayer AG	14,400	647
Celanese Corp. Class A	106,100	2,091
Chemtura Corp.	234,300	2,303
Cytec Industries, Inc.	25,500	1,468
Georgia Gulf Corp.	38,300	1,234
Israel Chemicals Ltd.	243,400	1,031
Monsanto Co.	30,200	2,542
Mosaic Co. (a)(e)	147,100	2,289
Praxair, Inc.	23,700	1,249
Rhodia SA (a)	453,477	936
Spartech Corp.	42,000	964
		25,360
Construction Materials - 0.1%
Texas Industries, Inc.	29,600	1,450
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	158,300	2,691
Pactiv Corp. (a)	73,200	1,806
Smurfit-Stone Container Corp. (a)	89,417	1,070
		5,567
Metals & Mining - 2.5%
Agnico-Eagle Mines Ltd.	35,400	1,186
Alcoa, Inc.	178,400	5,659
Allegheny Technologies, Inc.	34,900	2,221
Aquarius Platinum Ltd. (Australia)	8,100	107
Boliden AB	50,500	978
Compass Minerals International, Inc.	58,700	1,496
Falconbridge Ltd.	78,444	3,900
Goldcorp, Inc.	80,100	2,462
IPSCO, Inc.	7,900	741
Meridian Gold, Inc. (a)	107,000	3,313
Newmont Mining Corp.	5,500	287
Oregon Steel Mills, Inc. (a)	34,000	1,596
RTI International Metals, Inc. (a)	25,539	1,534
Stillwater Mining Co. (a)	88,200	1,211
Sumitomo Metal Industries Ltd.	39,000	175
Teck Cominco Ltd. Class B (sub. vtg.)	31,900	2,031
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (a)	105,001	$ 3,800
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	20,000	647
		33,344
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	20,400	1,305
TOTAL MATERIALS		67,026
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.7%
Alaska Communication Systems Group, Inc.	66,038	820
AT&T, Inc.	381,784	9,949
BellSouth Corp.	35,400	1,195
Covad Communications Group, Inc. (a)(e)	919,688	1,913
Embarq Corp. (a)	7,204	300
Verizon Communications, Inc.	267,900	8,361
		22,538
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	51,480	1,594
Bharti Airtel Ltd. (a)	19,599	157
Crown Castle International Corp. (a)	47,900	1,522
Nextel Partners, Inc. Class A (a)	27,000	767
NII Holdings, Inc. (a)	30,800	1,677
Sprint Nextel Corp.	135,399	2,872
		8,589
TOTAL TELECOMMUNICATION SERVICES		31,127
UTILITIES - 2.3%
Electric Utilities - 0.7%
E.ON AG	2,000	231
Edison International	14,400	565
Entergy Corp.	13,400	939
Exelon Corp.	80,200	4,540
FirstEnergy Corp.	19,200	1,006
PPL Corp.	46,500	1,384
		8,665
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	329,000	$ 6,054
Dynegy, Inc. Class A (a)	212,300	1,121
Mirant Corp. (a)	38,500	958
NRG Energy, Inc. (a)	26,800	1,333
TXU Corp.	122,500	7,019
		16,485
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	128,500	1,650
Dominion Resources, Inc.	36,900	2,678
PG&E Corp.	36,000	1,428
		5,756
TOTAL UTILITIES		30,906
TOTAL COMMON STOCKS (Cost $785,816)		889,819
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	15,800	434
XL Capital Ltd. 6.50%	46,900	1,004
		1,438
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	2,100	89
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp. 7.625%	13,200	659
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. Series A, 5.75%	1,400	354
TOTAL UTILITIES		1,013
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,608)		2,540
Corporate Bonds - 8.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 1,040	$ 1,351
Nonconvertible Bonds - 8.3%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Delco Remy International, Inc. 9.375% 4/15/12	230	127
Goodyear Tire & Rubber Co. 9% 7/1/15	15	15
		142
Automobiles - 0.1%
Ford Motor Co.:
6.625% 10/1/28	215	146
7.45% 7/16/31	965	700
General Motors Corp.:
8.25% 7/15/23	15	11
8.375% 7/15/33	1,005	761
		1,618
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	200	201
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14 (f)(g)	70	70
		271
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	390	392
Mandalay Resort Group 6.5% 7/31/09	380	377
MGM MIRAGE 5.875% 2/27/14	360	330
Six Flags, Inc.:
9.625% 6/1/14	50	49
9.75% 4/15/13	55	55
		1,203
Household Durables - 0.0%
Fortune Brands, Inc. 5.125% 1/15/11	700	682
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	10	10
Media - 0.8%
AOL Time Warner, Inc.:
6.875% 5/1/12	65	67
7.625% 4/15/31	500	532
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cablevision Systems Corp.:
8% 4/15/12	$ 50	$ 50
9.62% 4/1/09 (i)	450	475
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	370	368
Comcast Corp.:
4.95% 6/15/16	550	493
5.5% 3/15/11	500	492
6.45% 3/15/37	665	622
Cox Communications, Inc. 4.625% 6/1/13	1,260	1,137
CSC Holdings, Inc. 7.625% 4/1/11	408	416
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	215	234
EchoStar DBS Corp. 7.125% 2/1/16 (f)	140	135
Houghton Mifflin Co. 9.875% 2/1/13	675	719
Liberty Media Corp. 5.7% 5/15/13	590	544
News America Holdings, Inc. 7.75% 12/1/45	510	537
News America, Inc. 6.2% 12/15/34	990	895
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,200	1,353
Time Warner, Inc.:
6.625% 5/15/29	655	626
9.125% 1/15/13	85	98
Viacom, Inc. 5.75% 4/30/11 (f)	935	924
		10,717
Multiline Retail - 0.1%
The May Department Stores Co. 6.7% 7/15/34	790	778
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	355	354
AutoNation, Inc. 7.0138% 4/15/13 (f)(i)	30	31
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (f)	40	40
Sonic Automotive, Inc. 8.625% 8/15/13	475	481
		906
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 9.74% 4/1/12 (i)	130	134
TOTAL CONSUMER DISCRETIONARY		16,461
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (f)	$ 585	$ 540
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (f)(i)	555	568
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	160	161
Swift & Co. 10.125% 10/1/09	30	31
		760
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	130	127
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	155	164
Reynolds American, Inc. 7.625% 6/1/16 (f)	70	69
		233
TOTAL CONSUMER STAPLES		1,660
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	95	89
Petronas Capital Ltd. 7% 5/22/12 (f)	1,045	1,104
Seabulk International, Inc. 9.5% 8/15/13	430	477
		1,670
Oil, Gas & Consumable Fuels - 0.8%
Amerada Hess Corp. 6.65% 8/15/11	220	228
Chesapeake Energy Corp. 7.5% 6/15/14	220	222
Duke Capital LLC:
4.37% 3/1/09	100	97
6.75% 2/15/32	570	581
El Paso Corp.:
7.625% 9/1/08 (f)	310	315
7.75% 6/15/10 (f)	770	780
7.875% 6/15/12	245	251
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	730	756
EnCana Holdings Finance Corp. 5.8% 5/1/14	385	381
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	220	200
5.8% 3/15/35	500	425
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.875% 11/1/14	$ 40	$ 37
Massey Energy Co. 6.875% 12/15/13 (f)	120	114
Nexen, Inc. 5.875% 3/10/35	875	782
Pemex Project Funding Master Trust:
6.125% 8/15/08	2,000	2,000
6.625% 6/15/35 (f)	600	545
7.875% 2/1/09 (i)	1,200	1,247
Talisman Energy, Inc. 5.85% 2/1/37	360	324
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08	485	486
		9,771
TOTAL ENERGY		11,441
FINANCIALS - 2.7%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 6.6% 1/15/12	2,345	2,433
Lazard Group LLC 7.125% 5/15/15	900	923
Merrill Lynch & Co., Inc. 4.25% 2/8/10	1,230	1,174
Morgan Stanley 6.6% 4/1/12	900	937
		5,467
Commercial Banks - 0.2%
Korea Development Bank 3.875% 3/2/09	1,000	955
Wachovia Bank NA 4.875% 2/1/15	1,695	1,572
Wachovia Corp. 4.875% 2/15/14	120	113
Woori Bank 6.125% 5/3/16 (f)(i)	370	367
		3,007
Consumer Finance - 0.2%
Capital One Bank 6.5% 6/13/13	750	771
Ford Motor Credit Co.:
5.88% 3/21/07 (i)	65	64
9.4725% 4/15/12 (i)	70	70
General Motors Acceptance Corp.:
6.75% 12/1/14	240	218
6.875% 9/15/11	95	89
6.875% 8/28/12	40	37
8% 11/1/31	115	108
Household International, Inc. 5.836% 2/15/08	850	854
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp. 5% 6/30/15	$ 500	$ 463
MBNA America Bank NA 7.125% 11/15/12	200	215
MBNA Corp. 7.5% 3/15/12	325	353
		3,242
Diversified Financial Services - 0.6%
Alliance Capital Management LP 5.625% 8/15/06	1,020	1,020
Bank of America Corp. 7.4% 1/15/11	2,030	2,172
Citigroup, Inc. 5% 9/15/14	1,250	1,178
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,525	2,251
Prime Property Funding, Inc. 5.125% 6/1/15 (f)	755	693
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	515	489
		7,803
Insurance - 0.2%
Axis Capital Holdings Ltd. 5.75% 12/1/14	810	773
Lincoln National Corp. 7% 5/17/66 (i)	875	872
Marsh & McLennan Companies, Inc.:
5.75% 9/15/15	480	459
7.125% 6/15/09	500	517
Principal Life Global Funding I 6.25% 2/15/12 (f)	490	501
Symetra Financial Corp. 6.125% 4/1/16 (f)	390	379
		3,501
Real Estate Investment Trusts - 0.7%
Archstone Smith Operating Trust 5.25% 5/1/15	1,005	948
Brandywine Operating Partnership LP 5.75% 4/1/12	300	295
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,500
CarrAmerica Realty Corp.:
5.125% 9/1/11	1,925	1,873
5.5% 12/15/10	550	546
Colonial Properties Trust 5.5% 10/1/15	1,100	1,033
Developers Diversified Realty Corp.:
4.625% 8/1/10	35	33
5% 5/3/10	525	509
5.25% 4/15/11	305	296
5.375% 10/15/12	220	212
HRPT Properties Trust 5.75% 11/1/15	105	101
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	190	187
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP:
5.1% 6/15/15	$ 705	$ 656
5.625% 8/15/14	975	947
United Dominion Realty Trust 5.25% 1/15/15	70	65
Ventas Realty LP/Ventas Capital Corp. 6.5% 6/1/16	110	106
		9,307
Real Estate Management & Development - 0.2%
EOP Operating LP:
4.65% 10/1/10	750	718
7% 7/15/11	1,250	1,310
Post Apartment Homes LP 6.3% 6/1/13	420	419
		2,447
Thrifts & Mortgage Finance - 0.2%
Independence Community Bank Corp. 3.75% 4/1/14 (i)	750	709
Residential Capital Corp. 6.875% 6/30/15	630	628
Washington Mutual, Inc. 4.625% 4/1/14	1,000	900
		2,237
TOTAL FINANCIALS		37,011
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. 7.25% 3/15/15	580	563
HCA, Inc. 6.375% 1/15/15	300	284
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	20	20
Psychiatric Solutions, Inc. 7.75% 7/15/15	115	116
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)	50	54
Tenet Healthcare Corp. 9.875% 7/1/14	155	158
		1,195
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (f)	655	629
Bombardier, Inc. 6.3% 5/1/14 (f)	780	696
		1,325
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.978% 10/1/12	$ 137	$ 140
7.024% 4/15/11	475	488
7.377% 5/23/19	266	246
7.379% 11/23/17	69	62
7.858% 4/1/13	705	746
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	408	407
6.795% 2/2/20	600	561
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	105	28
8.3% 12/15/29 (d)	35	10
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	555	556
10.06% 1/2/16 (d)	130	85
U.S. Airways pass thru trust certificates 6.85% 7/30/19	296	300
		3,629
Commercial Services & Supplies - 0.0%
Allied Security Escrow Corp. 11.375% 7/15/11	40	40
Allied Waste North America, Inc.:
7.125% 11/15/16 (f)	90	87
8.5% 12/1/08	398	418
Corrections Corp. of America 6.75% 1/31/14	40	39
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)	15	15
IKON Office Solutions, Inc. 7.75% 9/15/15	30	30
		629
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	790	803
Machinery - 0.0%
Invensys PLC 9.875% 3/15/11 (f)	325	353
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	276	304
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (f)(i)	20	20
7.625% 5/15/14 (f)	30	30
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Hertz Corp.:
8.875% 1/1/14 (f)	$ 130	$ 135
10.5% 1/1/16 (f)	80	86
		271
TOTAL INDUSTRIALS		7,314
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
L-3 Communications Corp. 6.125% 1/15/14	425	400
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16	70	70
IT Services - 0.0%
SunGard Data Systems, Inc.:
9.125% 8/15/13 (f)	190	199
9.4306% 8/15/13 (f)(i)	110	116
		315
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	710	724
Xerox Corp. 7.125% 6/15/10	215	220
		944
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc. 9.25% 6/1/16	90	86
Avago Technologies Finance Ltd. 10.125% 12/1/13 (f)	140	150
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15	985	957
Freescale Semiconductor, Inc.:
7.125% 7/15/14	360	367
7.8183% 7/15/09 (i)	350	357
		1,917
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (f)	30	30
SERENA Software, Inc. 10.375% 3/15/16 (f)	45	47
		77
TOTAL INFORMATION TECHNOLOGY		3,723
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.3%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	$ 332	$ 364
Lyondell Chemical Co. 9.5% 12/15/08	485	504
		868
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (f)	455	469
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	240	245
8.75% 11/15/12	340	360
Owens-Illinois, Inc. 8.1% 5/15/07	250	253
		858
Metals & Mining - 0.0%
Newmont Mining Corp. 5.875% 4/1/35	590	528
Novelis, Inc. 7.25% 2/15/15 (f)(i)	80	76
		604
Paper & Forest Products - 0.1%
Georgia-Pacific Corp. 9.5% 12/1/11	560	601
International Paper Co. 4.25% 1/15/09	315	303
		904
TOTAL MATERIALS		3,703
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T Broadband Corp. 8.375% 3/15/13	500	557
AT&T, Inc. 6.8% 5/15/36	1,200	1,194
British Telecommunications PLC 8.875% 12/15/30	1,250	1,538
Deutsche Telekom International Finance BV 5.25% 7/22/13	410	387
Embarq Corp.:
7.082% 6/1/16	422	426
7.995% 6/1/36	654	657
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (f)	75	77
Qwest Corp.:
8.16% 6/15/13 (i)	710	763
8.875% 3/15/12	205	220
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
6.15% 9/15/34	$ 750	$ 691
6.45% 6/15/34	415	395
Sprint Capital Corp.:
6.875% 11/15/28	850	857
8.375% 3/15/12	670	747
Telecom Italia Capital:
4.95% 9/30/14	565	512
5.25% 11/15/13	1,300	1,214
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,059
Verizon New York, Inc. 6.875% 4/1/12	225	230
		11,524
Wireless Telecommunication Services - 0.2%
America Movil SA de CV:
4.125% 3/1/09	400	382
6.375% 3/1/35	1,130	1,002
AT&T Wireless Services, Inc. 7.875% 3/1/11	255	276
Intelsat Ltd. 6.5% 11/1/13	120	90
Intelsat Subsidiary Holding Co. Ltd. 9.6138% 1/15/12 (i)	340	345
Rogers Communications, Inc.:
6.375% 3/1/14	595	565
8.035% 12/15/10 (i)	220	226
		2,886
TOTAL TELECOMMUNICATION SERVICES		14,410
UTILITIES - 1.1%
Electric Utilities - 0.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	805	786
Exelon Corp.:
4.9% 6/15/15	1,070	978
6.75% 5/1/11	560	582
FirstEnergy Corp. 6.45% 11/15/11	515	526
Mirant Americas Generation LLC 8.3% 5/1/11	50	50
Niagara Mohawk Power Corp. 8.875% 5/15/07	650	669
PPL Energy Supply LLC:
5.7% 10/15/35	165	157
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
PPL Energy Supply LLC: - continued
6.2% 5/15/16	$ 430	$ 429
Progress Energy, Inc. 7.1% 3/1/11	1,350	1,417
TXU Energy Co. LLC 7% 3/15/13	1,485	1,534
		7,128
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,495	1,584
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
8.75% 5/15/13 (f)	325	351
9.5% 6/1/09	452	483
Constellation Energy Group, Inc. 7% 4/1/12	1,110	1,165
Mirant North America LLC/Mirant North America Finance Corp. 7.375% 12/31/13 (f)	50	49
NRG Energy, Inc.:
7.25% 2/1/14	210	210
7.375% 2/1/16	230	230
		2,488
Multi-Utilities - 0.3%
CMS Energy Corp.:
8.5% 4/15/11	500	526
8.9% 7/15/08	560	586
Dominion Resources, Inc.:
4.75% 12/15/10	770	737
5.95% 6/15/35	555	501
6.25% 6/30/12	930	940
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (f)	660	622
		3,912
TOTAL UTILITIES		15,112
TOTAL NONCONVERTIBLE BONDS		112,030
TOTAL CORPORATE BONDS (Cost $115,803)		113,381
U.S. Government and Government Agency Obligations - 5.3%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
3.25% 1/15/08	$ 1,839	$ 1,780
3.25% 8/15/08	560	536
3.25% 2/15/09	1,684	1,597
3.375% 12/15/08	190	181
6.25% 2/1/11	7,310	7,516
Freddie Mac:
4% 6/12/13	2,342	2,146
5.75% 1/15/12	2,024	2,058
5.875% 3/21/11	5,505	5,574
6.625% 9/15/09	2,160	2,243
Tennessee Valley Authority 5.375% 4/1/56	405	383
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,014
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	5,272	5,003
2% 1/15/14	18,926	18,391
2.375% 4/15/11	2,513	2,519
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		25,913
U.S. Treasury Obligations - 1.6%
U.S. Treasury Bonds 6.25% 5/15/30	12,828	14,446
U.S. Treasury Notes 4.75% 5/15/14	7,460	7,287
TOTAL U.S. TREASURY OBLIGATIONS		21,733
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $74,076)		71,660
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 9.2%
3.733% 1/1/35 (i)	105	103
3.749% 12/1/34 (i)	84	83
3.752% 10/1/33 (i)	65	63
3.775% 12/1/34 (i)	14	14
3.791% 6/1/34 (i)	339	327
3.824% 6/1/33 (i)	52	51
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
3.827% 1/1/35 (i)	$ 66	$ 65
3.847% 1/1/35 (i)	209	205
3.854% 10/1/33 (i)	1,497	1,462
3.869% 1/1/35 (i)	117	115
3.901% 10/1/34 (i)	78	77
3.917% 12/1/34 (i)	56	56
3.949% 1/1/35 (i)	85	84
3.955% 5/1/33 (i)	26	25
3.97% 12/1/34 (i)	69	68
3.978% 12/1/34 (i)	92	90
3.983% 12/1/34 (i)	453	446
3.995% 1/1/35 (i)	53	52
4.001% 12/1/34 (i)	52	51
4.003% 5/1/34 (i)	18	18
4.003% 2/1/35 (i)	55	55
4.039% 10/1/18 (i)	66	65
4.04% 12/1/34 (i)	127	126
4.041% 2/1/35 (i)	50	49
4.049% 1/1/35 (i)	39	38
4.051% 1/1/35 (i)	49	49
4.065% 4/1/33 (i)	22	22
4.072% 1/1/35 (i)	113	111
4.082% 2/1/35 (i)	106	104
4.088% 2/1/35 (i)	37	36
4.092% 2/1/35 (i)	34	34
4.106% 1/1/35 (i)	123	121
4.108% 2/1/35 (i)	212	209
4.113% 11/1/34 (i)	104	103
4.115% 2/1/35 (i)	145	142
4.118% 1/1/35 (i)	115	114
4.123% 1/1/35 (i)	219	216
4.144% 1/1/35 (i)	193	191
4.153% 2/1/35 (i)	124	122
4.171% 1/1/35 (i)	229	226
4.172% 1/1/35 (i)	106	105
4.175% 1/1/35 (i)	142	138
4.181% 11/1/34 (i)	24	24
4.188% 10/1/34 (i)	194	192
4.205% 1/1/35 (i)	69	68
4.222% 3/1/34 (i)	58	56
4.25% 2/1/35 (i)	84	82
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.268% 2/1/35 (i)	$ 49	$ 49
4.276% 3/1/35 (i)	76	75
4.278% 8/1/33 (i)	143	141
4.287% 7/1/34 (i)	52	52
4.287% 12/1/34 (i)	35	35
4.299% 5/1/35 (i)	97	96
4.316% 3/1/33 (i)	40	39
4.356% 4/1/35 (i)	37	37
4.357% 1/1/35 (i)	84	82
4.362% 2/1/34 (i)	169	165
4.389% 1/1/35 (i)	90	89
4.397% 2/1/35 (i)	119	116
4.397% 5/1/35 (i)	193	190
4.433% 10/1/34 (i)	344	342
4.434% 4/1/34 (i)	108	106
4.44% 3/1/35 (i)	103	100
4.466% 8/1/34 (i)	217	213
4.474% 5/1/35 (i)	76	75
4.488% 1/1/35 (i)	103	102
4.493% 3/1/35 (i)	241	235
4.497% 8/1/34 (i)	401	401
4.5% 4/1/18 to 12/1/33 (h)	28,783	26,818
4.516% 3/1/35 (i)	220	214
4.524% 2/1/35 (i)	923	908
4.536% 2/1/35 (i)	63	62
4.54% 2/1/35 (i)	458	454
4.545% 7/1/35 (i)	231	228
4.547% 2/1/35 (i)	45	44
4.58% 2/1/35 (i)	215	210
4.584% 7/1/35 (i)	246	243
4.587% 2/1/35 (i)	711	695
4.615% 11/1/34 (i)	232	227
4.669% 11/1/34 (i)	258	253
4.678% 3/1/35 (i)	574	569
4.7% 3/1/35 (i)	120	118
4.725% 7/1/34 (i)	213	210
4.727% 1/1/35 (i)	265	263
4.731% 10/1/34 (i)	239	235
4.782% 12/1/34 (i)	180	177
4.794% 12/1/32 (i)	102	101
4.798% 12/1/34 (i)	67	66
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.811% 6/1/35 (i)	$ 259	$ 256
4.837% 11/1/34 (i)	180	177
4.873% 10/1/34 (i)	685	675
5% 12/1/16 to 8/1/35	32,820	31,146
5% 6/1/21 (g)	382	368
5% 6/1/21 (g)	4,000	3,861
5.079% 9/1/34 (i)	562	555
5.103% 5/1/35 (i)	450	448
5.175% 5/1/35 (i)	228	226
5.177% 5/1/35 (i)	557	551
5.199% 6/1/35 (i)	321	320
5.218% 5/1/35 (i)	635	629
5.5% 2/1/11 to 4/1/36	26,600	25,795
5.507% 2/1/36 (i)	993	987
5.636% 1/1/36 (i)	280	279
6% 3/1/13 to 3/1/33	6,379	6,319
6.5% 4/1/11 to 9/1/32	8,242	8,364
7% 12/1/23 to 4/1/29	93	96
7.5% 6/1/25 to 4/1/29	1,551	1,616
TOTAL FANNIE MAE		123,756
Freddie Mac - 0.4%
4.049% 12/1/34 (i)	84	82
4.105% 12/1/34 (i)	99	97
4.141% 1/1/35 (i)	326	320
4.269% 3/1/35 (i)	107	105
4.29% 5/1/35 (i)	192	189
4.302% 12/1/34 (i)	119	115
4.343% 2/1/35 (i)	211	207
4.358% 3/1/35 (i)	154	149
4.379% 2/1/35 (i)	197	191
4.443% 2/1/34 (i)	107	105
4.443% 3/1/35 (i)	115	111
4.46% 6/1/35 (i)	165	162
4.468% 3/1/35 (i)	125	121
4.547% 2/1/35 (i)	163	158
5.006% 4/1/35 (i)	565	561
5.14% 4/1/35 (i)	391	386
5.33% 6/1/35 (i)	268	265
5.406% 8/1/33 (i)	46	46
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
5.571% 1/1/36 (i)	$ 488	$ 485
6% 5/1/33	935	927
TOTAL FREDDIE MAC		4,782
Government National Mortgage Association - 0.3%
6.5% 10/15/27 to 7/15/34	1,286	1,316
7% 12/15/25 to 12/15/32	1,146	1,187
7.5% 2/15/23 to 9/15/28	1,609	1,687
8% 11/15/21 to 12/15/26	415	435
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		4,625
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $137,055)		133,163
Asset-Backed Securities - 1.2%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.5813% 2/25/34 (i)	200	200
Class M2, 6.1813% 2/25/34 (i)	225	227
Series 2005-SD1 Class A1, 5.4813% 11/25/50 (i)	133	133
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (f)	800	778
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10	17	17
Class B1, 5.2% 3/6/11	50	49
Class C1, 5.28% 11/6/11	325	321
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.5113% 4/25/34 (i)	115	115
Class M2, 5.5613% 4/25/34 (i)	100	100
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.1813% 1/25/32 (i)	62	63
Argent Securities, Inc. Series 2004-W5 Class M1, 5.6813% 4/25/34 (i)	360	360
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.6313% 4/25/34 (i)	560	565
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	175	174
Class B, 5.26% 10/15/10	165	163
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	$ 730	$ 699
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (f)	290	283
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	580	577
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	977	952
Series 2006-B2 Class B2, 5.15% 3/7/11	395	390
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	425	423
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.5813% 5/25/34 (i)	640	643
Series 2004-3 Class M1, 5.5813% 6/25/34 (i)	125	126
Series 2004-4:
Class A, 5.4513% 8/25/34 (i)	94	94
Class M1, 5.5613% 7/25/34 (i)	325	327
Class M2, 5.6113% 6/25/34 (i)	400	402
Series 2005-1:
Class MV1, 5.4813% 7/25/35 (i)	270	271
Class MV2, 5.5213% 7/25/35 (i)	320	321
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (f)	460	444
Class C, 5.074% 6/15/35 (f)	417	401
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.6313% 3/25/34 (i)	25	25
Class M4, 5.9813% 3/25/34 (i)	25	25
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	410	407
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 5.6313% 1/25/34 (i)	425	427
Class M2, 6.2313% 1/25/34 (i)	475	479
Series 2005-A:
Class M1, 5.5113% 1/25/35 (i)	150	151
Class M2, 5.5413% 1/25/35 (i)	200	201
Class M3, 5.5713% 1/25/35 (i)	100	101
Class M4, 5.7613% 1/25/35 (i)	75	76
GSAMP Trust Series 2004-FM2 Class M1, 5.5813% 1/25/34 (i)	250	250
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.5406% 1/20/35 (i)	162	162
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
HSBC Home Equity Loan Trust Series 2005-2: - continued
Class M2, 5.5706% 1/20/35 (i)	$ 120	$ 120
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	350	347
Series 2006-1:
Class A3, 5.13% 6/15/10	130	129
Class B, 5.29% 11/15/12	55	55
Class C, 5.34% 11/15/12	70	70
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.5813% 7/25/34 (i)	200	200
Class M2, 5.6313% 7/25/34 (i)	25	25
Class M3, 6.0313% 7/25/34 (i)	75	75
Class M4, 6.1813% 7/25/34 (i)	50	50
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 6.1313% 11/25/32 (i)	220	221
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	350	78
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.6013% 1/25/35 (i)	350	352
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (f)	780	774
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.4413% 2/25/34 (i)	57	57
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	1,415	1,389
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	390	387
TOTAL ASSET-BACKED SECURITIES (Cost $16,382)		16,251
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 1.0%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.4113% 5/25/35 (i)	285	284
Series 2005-2 Class 6A2, 5.3613% 6/25/35 (i)	129	130
Series 2005-3 Class 8A2, 5.3213% 7/25/35 (i)	761	763
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6134% 6/25/35 (i)	460	447
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.3613% 1/25/35 (i)	577	578
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 5.4513% 4/25/34 (i)	$ 86	$ 86
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.7894% 12/20/54 (f)(i)	400	400
Impac CMB Trust floater Series 2005-1:
Class M1, 5.5413% 4/25/35 (i)	185	185
Class M2, 5.5813% 4/25/35 (i)	332	333
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9613% 11/25/35 (i)	130	126
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.4713% 9/26/45 (f)(i)	607	607
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	102	100
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 5.5475% 7/25/30 (i)	539	540
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.3713% 7/25/35 (i)	424	424
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	90	90
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 4.97% 2/20/35 (i)	364	364
Series 2005-2 Class A2, 5.19% 3/20/35 (i)	433	432
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.3913% 7/25/35 (i)	1,314	1,320
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.3513% 10/25/35 (i)	760	758
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1893% 10/20/35 (i)	105	103
WAMU Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.2713% 10/25/45 (i)	616	616
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1094% 6/25/35 (i)	1,064	1,036
Series 2005-AR12 Class 2A6, 4.3199% 7/25/35 (i)	1,131	1,097
Series 2005-AR4 Class 2A2, 4.5302% 4/25/35 (i)	888	862
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (i)	471	462
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (i)	1,060	1,044
TOTAL PRIVATE SPONSOR		13,187
U.S. Government Agency - 0.6%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81:
Class KC, 4.5% 4/25/17	2,245	2,159
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class Series 2004-81:
Class KD, 4.5% 7/25/18	$ 785	$ 740
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	35	33
Series 2004-86 Class KC, 4.5% 5/25/19	226	217
Series 2004-91 Class AH, 4.5% 5/25/29	457	440
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	305	300
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2773 Class ED, 4.5% 8/15/17	2,595	2,444
Series 2885 Class PC, 4.5% 3/15/18	765	736
Series 3018 Class UD, 5.5% 9/15/30	490	482
Series 3102 Class OH, 1/15/36 (l)	490	350
Series 3049 Class DB, 5.5% 6/15/31	720	709
TOTAL U.S. GOVERNMENT AGENCY		8,610
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,205)		21,797
Commercial Mortgage Securities - 1.7%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 5.9406% 7/14/11 (f)(i)	218	217
Class B, 6.0406% 7/14/11 (f)(i)	109	108
Class C, 6.1906% 7/14/11 (f)(i)	218	217
Class D, 6.8206% 7/14/11 (f)(i)	127	126
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.4413% 4/25/34 (f)(i)	477	477
Class B, 6.9813% 4/25/34 (f)(i)	68	69
Class M1, 5.6413% 4/25/34 (f)(i)	68	68
Class M2, 6.2813% 4/25/34 (f)(i)	68	69
Series 2004-3:
Class A1, 5.4513% 1/25/35 (f)(i)	504	506
Class A2, 5.5013% 1/25/35 (f)(i)	84	84
Class M1, 5.5813% 1/25/35 (f)(i)	84	84
Class M2, 6.0813% 1/25/35 (f)(i)	42	42
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 3.8689% 8/1/24 (f)(i)	$ 262	$ 239
COMM:
floater Series 2002-FL7 Class D, 5.6506% 11/15/14 (f)(i)	51	51
Series 2004-LBN2 Class X2, 1.1572% 3/10/39 (f)(i)(k)	1,438	44
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,243	1,294
Series 2000-C1 Class A2, 7.545% 4/15/62	1,000	1,058
Series 2004-C1 Class A3, 4.321% 1/15/37	475	449
Series 1997-C2 Class D, 7.27% 1/17/35	2,310	2,393
Series 2004-C1 Class ASP, 1.0484% 1/15/37 (f)(i)(k)	6,907	210
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500	3,733
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	720	700
Series 1998-GLII Class E, 7.1908% 4/13/31 (i)	635	650
Series 2006-GG6 Class A2, 5.506% 4/10/38 (i)	630	626
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	1,440	1,522
LB-UBS Commercial Mortgage Trust Series 2001-C3 Class B, 6.512% 6/15/36	310	322
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	700	637
Class C, 4.13% 11/20/37 (f)	700	617
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	505	480
Series 2005-IQ9 Class X2, 1.1906% 7/15/56 (f)(i)(k)	5,816	249
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	350	427
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	4,500	4,562
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	810	784
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,853)		23,114
Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (000s)	Value (Note 1) (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development) 4.625% 6/15/13	$ 165	$ 152
United Mexican States:
5.875% 1/15/14	840	814
6.75% 9/27/34	775	750
7.5% 4/8/33	1,300	1,362
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,973)		3,078
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (i)	590	589
TOTAL PREFERRED SECURITIES (Cost $590)		589
Fixed-Income Funds - 3.9%
	Shares
Fidelity Ultra-Short Central Fund (j) (Cost $52,000)	522,665	51,995
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 5.03% (b)	21,700,881	21,701
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	6,432,675	6,433
TOTAL MONEY MARKET FUNDS (Cost $28,134)		28,134
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,260,495)		1,355,521
NET OTHER ASSETS - (0.6)%		(8,114)
NET ASSETS - 100%		$ 1,347,407
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34

	Dec. 2034	$ 200	$ 1
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	140	3
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	1
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	518	1
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	173	0
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	420	2
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	305	3
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 500	$ 1
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	500	2
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	600	3
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	700	(6)
TOTAL CREDIT DEFAULT SWAPS		$ 4,166	$ 11
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	(57)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	(87)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,500	(225)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	$ 5,000	$ (43)
Receive semi-annually a fixed rate equal to 5.473% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2011	20,000	(66)
TOTAL INTEREST RATE SWAPS		$ 48,500	$ (478)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	4,000	(33)
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 15 basis points with Bank of America	August 2006	1,500	(9)
TOTAL TOTAL RETURN SWAPS		$ 5,500	$ (42)
		$ 58,166	$ (509)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $27,391,000 or 2.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,020,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	2/8/06	$ 611
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 1,010
PICO Holdings, Inc.	5/5/06	$ 4,364
SXR Uranium One, Inc.	2/7/06	$ 793
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 441
Fidelity Securities Lending Cash Central Fund	38
Fidelity Ultra-Short Central Fund	1,272
Total	$ 1,751

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 51,989	$ -	$ -	$ 51,995	0.7%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	16.1%
AAA,AA,A	7.7%
BBB	5.2%
BB	0.8%
B	0.8%
CCC,CC,C	0.2%
Not Rated	0.2%
Equities	66.2%
Short-Term Investments and Net Other Assets	2.8%
100.0%
We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.7%
Canada	2.4%
Cayman Islands	1.5%
United Kingdom	1.2%
Others (individually less than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,317) - See accompanying schedule: Unaffiliated issuers (cost $1,180,361)	$ 1,275,392
Affiliated Central Funds (cost $80,134)	80,129
Total Investments (cost $1,260,495)		$ 1,355,521
Commitment to sell securities on a delayed delivery basis	(3,784)
Receivable for securities sold on a delayed delivery basis	3,802	18
Receivable for investments sold, regular delivery		9,402
Cash		33
Receivable for swap agreements		4
Receivable for fund shares sold		753
Dividends receivable		1,059
Interest receivable		3,757
Prepaid expenses		4
Other affiliated receivables		32
Other receivables		15
Total assets		1,370,598

Liabilities
Payable for investments purchased Regular delivery	$ 6,789
Delayed delivery	4,327
Payable for fund shares redeemed	3,564
Swap agreements, at value	509
Accrued management fee	475
Distribution fees payable	591
Other affiliated payables	394
Other payables and accrued expenses	109
Collateral on securities loaned, at value	6,433
Total liabilities		23,191

Net Assets		$ 1,347,407
Net Assets consist of:
Paid in capital		$ 1,199,990
Undistributed net investment income		3,419
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,468
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,530
Net Assets		$ 1,347,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($193,097 ÷ 11,919.1 shares)	$ 16.20

Maximum offering price per share (100/94.25 of $16.20)	$ 17.19
Class T: Net Asset Value and redemption price per share ($976,848 ÷ 59,947.7 shares)	$ 16.30

Maximum offering price per share (100/96.50 of $16.30)	$ 16.89
Class B: Net Asset Value and offering price per share ($85,340 ÷ 5,286.7 shares)A	$ 16.14

Class C: Net Asset Value and offering price per share ($72,591 ÷ 4,497.7 shares)A	$ 16.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,531 ÷ 1,191.4 shares)	$ 16.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 6,084
Interest		10,141
Income from affiliated Central Funds		1,751
Total income		17,976

Expenses
Management fee	$ 2,908
Transfer agent fees	1,719
Distribution fees	3,629
Accounting and security lending fees	299
Independent trustees' compensation	3
Appreciation in deferred trustee compensation account	2
Custodian fees and expenses	105
Registration fees	59
Audit	38
Legal	15
Interest	5
Miscellaneous	(78)
Total expenses before reductions	8,704
Expense reductions	(108)	8,596
Net investment income (loss)		9,380
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $28)	53,824
Foreign currency transactions	(22)
Total net realized gain (loss)		53,802
Change in net unrealized appreciation (depreciation) on: Investment securities	4,596
Assets and liabilities in foreign currencies	(3)
Swap agreements	(624)
Delayed delivery commitments	18
Total change in net unrealized appreciation (depreciation)		3,987
Net gain (loss)		57,789
Net increase (decrease) in net assets resulting from operations		$ 67,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,380	$ 26,726
Net realized gain (loss)	53,802	115,646
Change in net unrealized appreciation (depreciation)	3,987	(64,644)
Net increase (decrease) in net assets resulting from operations	67,169	77,728
Distributions to shareholders from net investment income	(10,604)	(32,682)
Distributions to shareholders from net realized gain	(83,247)	-
Total distributions	(93,851)	(32,682)
Share transactions - net increase (decrease)	(24,686)	(301,293)
Total increase (decrease) in net assets	(51,368)	(256,247)

Net Assets
Beginning of period	1,398,775	1,655,022
End of period (including undistributed net investment income of $3,419 and undistributed net investment income of $4,643, respectively)	$ 1,347,407	$ 1,398,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41	$ 16.55
Income from Investment Operations
Net investment income (loss) E	.13	.33	.37 G	.34	.38	.43
Net realized and unrealized gain (loss)	.66	.58	.59	1.33	(1.30)	(.62)
Total from investment operations	.79	.91	.96	1.67	(.92)	(.19)
Distributions from net investment income	(.15)	(.39)	(.36)	(.34)	(.38)	(.49)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.15)	(.39)	(.36)	(.34)	(.38)	(.95)
Net asset value, end of period	$ 16.20	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41
Total Return B, C, D	4.94%	5.77%	6.28%	12.04%	(6.04)%	(1.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	.98% A	1.00%	.98%	.96%	.96%	.94%
Expenses net of fee waivers, if any	.98% A	1.00%	.98%	.96%	.96%	.94%
Expenses net of all reductions	.97% A	.96%	.97%	.95%	.94%	.93%
Net investment income (loss)	1.61% A	2.05%	2.35%	2.33%	2.65%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 193	$ 169	$ 149	$ 131	$ 120	$ 105
Portfolio turnover rate	60% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47	$ 16.58
Income from Investment Operations
Net investment income (loss) E	.11	.29	.33 G	.30	.35	.39
Net realized and unrealized gain (loss)	.67	.58	.60	1.33	(1.31)	(.61)
Total from investment operations	.78	.87	.93	1.63	(.96)	(.22)
Distributions from net investment income	(.13)	(.35)	(.31)	(.30)	(.34)	(.43)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.12) I	(.35)	(.31)	(.30)	(.34)	(.89)
Net asset value, end of period	$ 16.30	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47
Total Return B, C, D	4.90%	5.47%	6.05%	11.68%	(6.27)%	(1.37)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.21% A	1.24%	1.24%	1.22%	1.23%	1.20%
Expenses net of fee waivers, if any	1.21% A	1.24%	1.24%	1.22%	1.23%	1.20%
Expenses net of all reductions	1.20% A	1.21%	1.23%	1.21%	1.20%	1.19%
Net investment income (loss)	1.38% A	1.81%	2.08%	2.06%	2.38%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 977	$ 1,038	$ 1,278	$ 1,350	$ 1,319	$ 1,681
Portfolio turnover rate	60% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distribution of $1.124 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36	$ 16.47
Income from Investment Operations
Net investment income (loss) E	.06	.19	.24 G	.22	.26	.30
Net realized and unrealized gain (loss)	.65	.59	.59	1.32	(1.30)	(.60)
Total from investment operations	.71	.78	.83	1.54	(1.04)	(.30)
Distributions from net investment income	(.08)	(.26)	(.23)	(.22)	(.26)	(.35)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.07) I	(.26)	(.23)	(.22)	(.26)	(.81)
Net asset value, end of period	$ 16.14	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36
Total Return B, C, D	4.48%	4.92%	5.43%	11.08%	(6.83)%	(1.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.85%	1.84%	1.79%	1.79%	1.75%
Expenses net of fee waivers, if any	1.83% A	1.83%	1.80%	1.79%	1.79%	1.75%
Expenses net of all reductions	1.82% A	1.80%	1.80%	1.78%	1.77%	1.74%
Net investment income (loss)	.76% A	1.21%	1.52%	1.49%	1.82%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 99	$ 122	$ 128	$ 107	$ 121
Portfolio turnover rate	60% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distribution of $1.073 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35	$ 16.47
Income from Investment Operations
Net investment income (loss) E	.07	.20	.24 G	.22	.26	.31
Net realized and unrealized gain (loss)	.65	.58	.60	1.32	(1.30)	(.61)
Total from investment operations	.72	.78	.84	1.54	(1.04)	(.30)
Distributions from net investment income	(.09)	(.26)	(.23)	(.22)	(.26)	(.36)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.08) I	(.26)	(.23)	(.22)	(.26)	(.82)
Net asset value, end of period	$ 16.14	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35
Total Return B, C, D	4.53%	4.94%	5.50%	11.09%	(6.83)%	(1.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.81%	1.80%	1.78%	1.78%	1.72%
Expenses net of fee waivers, if any	1.78% A	1.81%	1.80%	1.78%	1.78%	1.72%
Expenses net of all reductions	1.76% A	1.77%	1.80%	1.77%	1.76%	1.71%
Net investment income (loss)	.81% A	1.24%	1.52%	1.51%	1.83%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 73	$ 79	$ 77	$ 61	$ 61
Portfolio turnover rate	60% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distribution of $1.080 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55	$ 16.69
Income from Investment Operations
Net investment income (loss) D	.16	.37	.41 F	.38	.43	.48
Net realized and unrealized gain (loss)	.66	.59	.60	1.34	(1.31)	(.63)
Total from investment operations	.82	.96	1.01	1.72	(.88)	(.15)
Distributions from net investment income	(.17)	(.43)	(.39)	(.38)	(.42)	(.53)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.17)	(.43)	(.39)	(.38)	(.42)	(.99)
Net asset value, end of period	$ 16.39	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55
Total Return B, C	5.07%	6.04%	6.55%	12.31%	(5.73)%	(.92)%
Ratios to Average Net Assets E, G
Expenses before reductions	.69% A	.75%	.74%	.70%	.69%	.67%
Expenses net of fee waivers, if any	.69% A	.75%	.74%	.70%	.69%	.67%
Expenses net of all reductions	.67% A	.71%	.73%	.68%	.67%	.65%
Net investment income (loss)	1.90% A	2.30%	2.59%	2.59%	2.92%	3.04%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 20	$ 28	$ 39	$ 55	$ 53
Portfolio turnover rate	60% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed-income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds.

On July 20, 2006, the Board of Trustees approved a change in the fiscal year-end of the fund from November 30 to August 31, effective August 31, 2006.

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 139,506
Unrealized depreciation	(46,536)
Net unrealized appreciation (depreciation)	$ 92,970
Cost for federal income tax purposes	$ 1,262,551

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $338,639 and $462,911, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 234	$ 4
Class T	.25%	.25%	2,553	31
Class B	.75%	.25%	473	355
Class C	.75%	.25%	369	37
			$ 3,629	$ 427

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33
Class T	23
Class B*	93
Class C*	4
$ 153

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 236	.25*
Class T	1,188	.23*
Class B	165	.35*
Class C	109	.30*
Institutional Class	21	.21*
	$ 1,719

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar-denominated money market and investment-grade debt securities.

The fund's Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds - continued

A complete unaudited list of holdings for the CIP, as of the fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,989	4.93%	$ 5

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $38.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $85 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Class T	15
Institutional Class	1
$ 21

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 1,680	$ 3,700
Class T	7,902	25,229
Class B	452	1,821
Class C	377	1,227
Institutional Class	193	705
Total	$ 10,604	$ 32,682
From net realized gain
Class A	$ 10,511	$ -
Class T	61,337	-
Class B	5,903	-
Class C	4,389	-
Institutional Class	1,107	-
Total	$ 83,247	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	2,571	3,989	$ 42,137	$ 64,029
Reinvestment of distributions	737	225	11,723	3,584
Shares redeemed	(1,625)	(3,240)	(26,620)	(52,178)
Net increase (decrease)	1,683	974	$ 27,240	$ 15,435
Class T
Shares sold	3,619	7,996	$ 59,461	$ 129,078
Reinvestment of distributions	4,165	1,498	66,568	24,043
Shares redeemed	(10,169)	(26,422)	(167,281)	(426,783)
Net increase (decrease)	(2,385)	(16,928)	$ (41,252)	$ (273,662)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class B
Shares sold	429	879	$ 6,973	$ 14,068
Reinvestment of distributions	362	101	5,729	1,604
Shares redeemed	(1,507)	(2,612)	(24,549)	(41,805)
Net increase (decrease)	(716)	(1,632)	$ (11,847)	$ (26,133)
Class C
Shares sold	478	886	$ 7,751	$ 14,193
Reinvestment of distributions	260	66	4,126	1,049
Shares redeemed	(647)	(1,496)	(10,528)	(23,936)
Net increase (decrease)	91	(544)	$ 1,349	$ (8,694)
Institutional Class
Shares sold	93	188	$ 1,539	$ 3,044
Reinvestment of distributions	78	43	1,259	689
Shares redeemed	(177)	(739)	(2,973)	(11,972)
Net increase (decrease)	(6)	(508)	$ (175)	$ (8,239)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Balanced Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

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Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGI-USAN-0706
1.786778.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Dividend Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,021.60	$ 5.70
Hypothetical A	$ 1,000.00	$ 1,019.30	$ 5.69
Class T
Actual	$ 1,000.00	$ 1,020.80	$ 6.65
Hypothetical A	$ 1,000.00	$ 1,018.35	$ 6.64
Class B
Actual	$ 1,000.00	$ 1,017.90	$ 9.66
Hypothetical A	$ 1,000.00	$ 1,015.36	$ 9.65
Class C
Actual	$ 1,000.00	$ 1,017.90	$ 9.36
Hypothetical A	$ 1,000.00	$ 1,015.66	$ 9.35
Institutional Class
Actual	$ 1,000.00	$ 1,023.90	$ 4.04
Hypothetical A	$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.13%
Class T	1.32%
Class B	1.92%
Class C	1.86%
Institutional Class	.80%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	7.9	7.2
American International Group, Inc.	5.8	6.7
Home Depot, Inc.	5.5	5.6
Wyeth	5.2	4.5
Wal-Mart Stores, Inc.	5.1	2.5
AT&T, Inc.	5.1	4.7
Clear Channel Communications, Inc.	4.7	4.2
Johnson & Johnson	4.7	2.5
General Electric Co.	4.5	3.1
Bank of America Corp.	4.0	3.1
	52.5
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	21.3	17.3
Financials	21.1	22.8
Consumer Discretionary	13.0	12.8
Information Technology	12.3	16.5
Consumer Staples	9.7	7.4
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 96.6%		Stocks and Equity Futures 98.8%
	Convertible Securities 0.5%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	3.6%	** Foreign investments	3.4%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.0%
Automobiles - 0.3%
Harley-Davidson, Inc.	210,600	$ 10,498
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	162,600	6,489
McDonald's Corp.	140,155	4,649
Royal Caribbean Cruises Ltd.	85,000	3,237
		14,375
Media - 6.5%
Clear Channel Communications, Inc.	5,170,200	159,242
Clear Channel Outdoor Holding, Inc. Class A	478,900	10,550
E.W. Scripps Co. Class A	68,200	3,156
News Corp. Class A	1,383,400	26,381
Omnicom Group, Inc.	208,000	19,783
		219,112
Specialty Retail - 5.8%
Home Depot, Inc.	4,918,795	187,504
TJX Companies, Inc.	467,720	11,090
		198,594
TOTAL CONSUMER DISCRETIONARY		442,579
CONSUMER STAPLES - 9.7%
Food & Staples Retailing - 7.5%
CVS Corp.	2,895,600	80,787
Safeway, Inc.	126,200	2,976
Wal-Mart Stores, Inc.	3,554,656	172,223
		255,986
Personal Products - 0.6%
Alberto-Culver Co.	281,000	13,069
Avon Products, Inc.	243,000	7,703
		20,772
Tobacco - 1.6%
Altria Group, Inc.	743,720	53,808
TOTAL CONSUMER STAPLES		330,566
ENERGY - 4.8%
Energy Equipment & Services - 3.3%
Diamond Offshore Drilling, Inc.	446,720	38,302
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
ENSCO International, Inc.	496,190	$ 24,805
GlobalSantaFe Corp.	718,347	43,194
Transocean, Inc. (a)	66,700	5,427
		111,728
Oil, Gas & Consumable Fuels - 1.5%
Chesapeake Energy Corp.	342,500	10,477
ConocoPhillips	197,800	12,519
Exxon Mobil Corp.	46,900	2,857
Houston Exploration Co. (a)	90,300	4,812
Hugoton Royalty Trust	9,395	173
Quicksilver Resources, Inc. (a)	194,300	6,814
Ultra Petroleum Corp. (a)	117,300	6,751
XTO Energy, Inc.	167,200	6,892
		51,295
TOTAL ENERGY		163,023
FINANCIALS - 21.1%
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	121,100	18,280
KKR Private Equity Investors, L.P. Restricted Depositary Units (c)	421,900	10,155
Merrill Lynch & Co., Inc.	433,600	31,397
Morgan Stanley	41,370	2,466
Nuveen Investments, Inc. Class A	59,900	2,690
		64,988
Commercial Banks - 1.1%
Wachovia Corp.	656,971	35,148
Wells Fargo & Co.	20,600	1,367
		36,515
Consumer Finance - 0.2%
Capital One Financial Corp.	64,600	5,347
Diversified Financial Services - 4.9%
Bank of America Corp.	2,795,440	135,299
Citigroup, Inc.	639,186	31,512
		166,811
Insurance - 11.9%
ACE Ltd.	730,300	37,808
AFLAC, Inc.	19,800	927
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
AMBAC Financial Group, Inc.	173,900	$ 13,938
American International Group, Inc.	3,269,792	198,803
Hartford Financial Services Group, Inc.	883,400	77,686
MBIA, Inc.	286,200	16,351
MetLife, Inc.	494,600	25,457
Swiss Reinsurance Co. (Reg.)	140,610	9,885
The Chubb Corp.	434,800	21,970
Transatlantic Holdings, Inc.	43,700	2,513
		405,338
Thrifts & Mortgage Finance - 1.1%
Fannie Mae	513,880	25,566
Golden West Financial Corp., Delaware	161,200	11,784
		37,350
TOTAL FINANCIALS		716,349
HEALTH CARE - 21.3%
Biotechnology - 1.3%
Amgen, Inc. (a)	342,700	23,163
Biogen Idec, Inc. (a)	422,935	19,721
		42,884
Health Care Providers & Services - 7.9%
Cardinal Health, Inc.	4,002,505	267,811
UnitedHealth Group, Inc.	8,500	374
		268,185
Pharmaceuticals - 12.1%
Eli Lilly & Co.	127,700	6,594
Johnson & Johnson	2,629,600	158,355
Pfizer, Inc.	2,932,200	69,376
Wyeth	3,903,100	178,528
		412,853
TOTAL HEALTH CARE		723,922
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	368,100	15,158
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Avery Dennison Corp.	9,100	$ 540
Industrial Conglomerates - 5.8%
3M Co.	410,700	34,359
General Electric Co.	4,448,914	152,420
Tyco International Ltd.	387,500	10,505
		197,284
Machinery - 0.6%
Ingersoll-Rand Co. Ltd. Class A	489,500	21,347
Marine - 0.0%
Alexander & Baldwin, Inc.	17,355	785
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp.	32,400	2,508
TOTAL INDUSTRIALS		237,622
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	2,203,800	43,371
Comverse Technology, Inc. (a)	96,900	2,182
Juniper Networks, Inc. (a)	651,510	10,379
Motorola, Inc.	1,436,244	30,290
		86,222
Computers & Peripherals - 2.5%
Dell, Inc. (a)	1,136,000	28,832
EMC Corp. (a)	717,900	9,189
International Business Machines Corp.	566,900	45,295
		83,316
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. (a)	436,300	4,913
IT Services - 0.3%
First Data Corp.	206,000	9,499
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	124,500	4,199
Applied Materials, Inc.	1,324,500	22,397
Intel Corp.	1,821,008	32,815
KLA-Tencor Corp.	147,800	6,066
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	212,100	$ 9,500
Novellus Systems, Inc. (a)	155,200	3,594
		78,571
Software - 4.6%
BEA Systems, Inc. (a)	801,948	10,874
Microsoft Corp.	3,733,723	84,569
Oracle Corp. (a)	2,101,400	29,882
Symantec Corp. (a)	1,985,411	30,972
		156,297
TOTAL INFORMATION TECHNOLOGY		418,818
MATERIALS - 0.1%
Chemicals - 0.1%
Praxair, Inc.	83,200	4,385
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 6.9%
AT&T, Inc.	6,605,000	172,126
BellSouth Corp.	833,700	28,154
Embarq Corp. (a)	2,607	109
Qwest Communications International, Inc. (a)	4,421,600	30,995
Verizon Communications, Inc.	50,700	1,582
		232,966
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	673,544	14,286
TOTAL TELECOMMUNICATION SERVICES		247,252
TOTAL COMMON STOCKS (Cost $3,040,516)		3,284,516
Convertible Bonds - 0.5%
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 11,260	$ 15,341
TOTAL CONVERTIBLE BONDS (Cost $11,260)		15,341
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 5.03% (b) (Cost $106,877)	106,877,044	106,877
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,158,653)		3,406,734
NET OTHER ASSETS - (0.2)%		(5,979)
NET ASSETS - 100%		$ 3,400,755
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,155,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 10,548
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in Thousands)
Fidelity Cash Central Fund	$ 2,327
Fidelity Securities Lending Cash Central Fund	56
Total	$ 2,383
Income Tax Information
At November 30, 2005, the fund had a capital loss carryforward of approximately $16,041,000 all of which will expire on November 30, 2010.
The fund intends to elect to defer to its fiscal year ending November 30, 2006 approximately $21,377,000 of losses recognized during the period November 1, 2005 to November 30, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,051,776)	$ 3,299,857
Affiliated Central Funds (cost $106,877)	106,877
Total Investments (cost $3,158,653)		$ 3,406,734
Receivable for investments sold		19,436
Receivable for fund shares sold		1,923
Dividends receivable		7,474
Interest receivable		508
Prepaid expenses		12
Total assets		3,436,087

Liabilities
Payable for investments purchased	$ 10,779
Payable for fund shares redeemed	20,807
Accrued management fee	1,638
Distribution fees payable	1,221
Other affiliated payables	800
Other payables and accrued expenses	87
Total liabilities		35,332

Net Assets		$ 3,400,755
Net Assets consist of:
Paid in capital		$ 3,148,537
Undistributed net investment income		9,332
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,197)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		248,083
Net Assets		$ 3,400,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($486,097 ÷ 39,449 shares)	$ 12.32

Maximum offering price per share (100/94.25 of $12.32)	$ 13.07
Class T: Net Asset Value and redemption price per share ($1,273,727 ÷ 103,954 shares)	$ 12.25

Maximum offering price per share (100/96.50 of $12.25)	$ 12.69
Class B: Net Asset Value and offering price per share ($347,920 ÷ 29,117 shares)A	$ 11.95

Class C: Net Asset Value and offering price per share ($313,077 ÷ 26,147 shares)A	$ 11.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($979,934 ÷ 78,729 shares)	$ 12.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 29,835
Interest		247
Income from affiliated Central Funds		2,383
Total income		32,465

Expenses
Management fee	$ 10,328
Transfer agent fees	4,391
Distribution fees	7,945
Accounting and security lending fees	544
Independent trustees' compensation	7
Custodian fees and expenses	33
Registration fees	114
Audit	34
Legal	33
Miscellaneous	(225)
Total expenses before reductions	23,204
Expense reductions	(150)	23,054
Net investment income (loss)		9,411
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,578
Foreign currency transactions	2
Futures contracts	1,632
Total net realized gain (loss)		52,212
Change in net unrealized appreciation (depreciation) on: Investment securities	23,159
Futures contracts	(1,077)
Total change in net unrealized appreciation (depreciation)		22,082
Net gain (loss)		74,294
Net increase (decrease) in net assets resulting from operations		$ 83,705

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,411	$ 24,248
Net realized gain (loss)	52,212	235,172
Change in net unrealized appreciation (depreciation)	22,082	(17,587)
Net increase (decrease) in net assets resulting from operations	83,705	241,833
Distributions to shareholders from net investment income	(5,521)	(41,821)
Share transactions - net increase (decrease)	(401,425)	(1,547,855)
Total increase (decrease) in net assets	(323,241)	(1,347,843)

Net Assets
Beginning of period	3,723,996	5,071,839
End of period (including undistributed net investment income of $9,332 and undistributed net investment income of $22,601, respectively)	$ 3,400,755	$ 3,723,996

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.08	$ 11.49	$ 10.67	$ 9.97	$ 11.58	$ 11.87
Income from Investment Operations
Net investment income (loss) E	.04	.08	.13 F	.06	.07 H	.06
Net realized and unrealized gain (loss)	.22	.63	.75	.70	(1.65) H	(.35)
Total from investment operations	.26	.71	.88	.76	(1.58)	(.29)
Distributions from net investment income	(.02)	(.12)	(.06)	(.06)	(.03)	-
Net asset value, end of period	$ 12.32	$ 12.08	$ 11.49	$ 10.67	$ 9.97	$ 11.58
Total Return B, C, D	2.16%	6.22%	8.27%	7.70%	(13.68)%	(2.44)%
Ratios to Average Net Assets G
Expenses before reductions	1.13% A	1.15%	1.15%	1.14%	1.16%	1.13%
Expenses net of fee waivers, if any	1.13% A	1.15%	1.15%	1.14%	1.16%	1.13%
Expenses net of all reductions	1.12% A	1.13%	1.14%	1.11%	1.11%	1.10%
Net investment income (loss)	.66% A	.68%	1.13%	.61%	.73% H	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 486	$ 473	$ 469	$ 331	$ 220	$ 121
Portfolio turnover rate	31% A	32%	32%	41%	65%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 11.42	$ 10.60	$ 9.91	$ 11.51	$ 11.83
Income from Investment Operations
Net investment income (loss) E	.03	.06	.11 F	.04	.05 H	.03
Net realized and unrealized gain (loss)	.22	.62	.75	.69	(1.64) H	(.35)
Total from investment operations	.25	.68	.86	.73	(1.59)	(.32)
Distributions from net investment income	-	(.10)	(.04)	(.04)	(.01)	-
Net asset value, end of period	$ 12.25	$ 12.00	$ 11.42	$ 10.60	$ 9.91	$ 11.51
Total Return B, C, D	2.08%	5.99%	8.13%	7.42%	(13.83)%	(2.70)%
Ratios to Average Net Assets G
Expenses before reductions	1.32% A	1.31%	1.33%	1.35%	1.36%	1.34%
Expenses net of fee waivers, if any	1.32% A	1.31%	1.33%	1.35%	1.36%	1.34%
Expenses net of all reductions	1.31% A	1.29%	1.32%	1.32%	1.32%	1.31%
Net investment income (loss)	.47% A	.52%	.95%	.40%	.53% H	.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,274	$ 1,511	$ 2,673	$ 2,091	$ 1,467	$ 1,255
Portfolio turnover rate	31% A	32%	32%	41%	65%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.16	$ 10.39	$ 9.72	$ 11.35	$ 11.71
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.04 F	(.02)	- H, I	(.03)
Net realized and unrealized gain (loss)	.22	.61	.73	.69	(1.63) H	(.33)
Total from investment operations	.21	.60	.77	.67	(1.63)	(.36)
Distributions from net investment income	-	(.02)	-	-	-	-
Net asset value, end of period	$ 11.95	$ 11.74	$ 11.16	$ 10.39	$ 9.72	$ 11.35
Total Return B, C, D	1.79%	5.38%	7.41%	6.89%	(14.36)%	(3.07)%
Ratios to Average Net Assets G
Expenses before reductions	1.92% A	1.95%	1.95%	1.92%	1.91%	1.88%
Expenses net of fee waivers, if any	1.92% A	1.95%	1.95%	1.92%	1.91%	1.88%
Expenses net of all reductions	1.92% A	1.94%	1.94%	1.90%	1.87%	1.85%
Net investment income (loss)	(.14)% A	(.12)%	.33%	(.17)%	(.02)% H	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 348	$ 439	$ 559	$ 538	$ 430	$ 427
Portfolio turnover rate	31% A	32%	32%	41%	65%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.18	$ 10.40	$ 9.73	$ 11.35	$ 11.72
Income from Investment Operations
Net investment income (loss) E	- I	(.01)	.04 F	(.01)	- H, I	(.02)
Net realized and unrealized gain (loss)	.21	.62	.74	.68	(1.62) H	(.35)
Total from investment operations	.21	.61	.78	.67	(1.62)	(.37)
Distributions from net investment income	-	(.03)	-	-	-	-
Net asset value, end of period	$ 11.97	$ 11.76	$ 11.18	$ 10.40	$ 9.73	$ 11.35
Total Return B, C, D	1.79%	5.47%	7.50%	6.89%	(14.27)%	(3.16)%
Ratios to Average Net Assets G
Expenses before reductions	1.86% A	1.88%	1.88%	1.87%	1.87%	1.84%
Expenses net of fee waivers, if any	1.86% A	1.88%	1.88%	1.87%	1.87%	1.84%
Expenses net of all reductions	1.85% A	1.87%	1.87%	1.84%	1.82%	1.81%
Net investment income (loss)	(.07)% A	(.06)%	.40%	(.12)%	.02% H	(.21)%
Supplemental Data
Net assets, end of period (in millions)	$ 313	$ 379	$ 508	$ 460	$ 336	$ 290
Portfolio turnover rate	31% A	32%	32%	41%	65%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 11.61	$ 10.78	$ 10.07	$ 11.70	$ 11.95
Income from Investment Operations
Net investment income (loss) D	.06	.12	.17 E	.10	.11 G	.10
Net realized and unrealized gain (loss)	.23	.64	.75	.71	(1.67) G	(.35)
Total from investment operations	.29	.76	.92	.81	(1.56)	(.25)
Distributions from net investment income	(.06)	(.15)	(.09)	(.10)	(.07)	-
Net asset value, end of period	$ 12.45	$ 12.22	$ 11.61	$ 10.78	$ 10.07	$ 11.70
Total Return B, C	2.39%	6.60%	8.57%	8.18%	(13.42)%	(2.09)%
Ratios to Average Net Assets F
Expenses before reductions	.80% A	.80%	.82%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.80% A	.80%	.82%	.77%	.78%	.78%
Expenses net of all reductions	.79% A	.79%	.81%	.74%	.73%	.76%
Net investment income (loss)	.99% A	1.02%	1.46%	.98%	1.11% G	.85%
Supplemental Data
Net assets, end of period (in millions)	$ 980	$ 922	$ 863	$ 617	$ 490	$ 195
Portfolio turnover rate	31% A	32%	32%	41%	65%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, redemptions in kind, capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 420,924
Unrealized depreciation	(190,162)
Net unrealized appreciation (depreciation)	$ 230,762
Cost for federal income tax purposes	$ 3,175,972

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $542,042 and $901,560, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 607	$ 17
Class T	.25%	.25%	3,548	17
Class B	.75%	.25%	2,027	1,523
Class C	.75%	.25%	1,763	95
			$ 7,945	$ 1,652

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 55
Class T	29
Class B*	514
Class C*	10
$ 608

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 682	.28*
Class T	1,587	.22*
Class B	661	.33*
Class C	464	.26*
Institutional Class	997	.20*
	$ 4,391

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $56.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $115 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 9
Class T	23
Class C	1
Institutional Class	2
$ 35

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 825	$ 4,911
Class T	-	23,368
Class B	-	991
Class C	-	1,350
Institutional Class	4,696	11,201
Total	$ 5,521	$ 41,821

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	9,682	16,957	$ 119,762	$ 195,973
Reinvestment of distributions	62	383	759	4,439
Shares redeemed	(9,453)	(19,011)	(116,463)	(220,458)
Net increase (decrease)	291	(1,671)	$ 4,058	$ (20,046)
Class T
Shares sold	7,378	36,363	$ 91,310	$ 417,873
Reinvestment of distributions	-	1,979	-	22,855
Shares redeemed	(29,368)	(146,547)	(363,571)	(1,689,858)
Net increase (decrease)	(21,990)	(108,205)	$ (272,261)	$ (1,249,130)
Class B
Shares sold	636	2,302	$ 7,693	$ 25,895
Reinvestment of distributions	-	71	-	811
Shares redeemed	(8,947)	(15,027)	(108,288)	(169,572)
Net increase (decrease)	(8,311)	(12,654)	$ (100,595)	$ (142,866)
Class C
Shares sold	1,007	3,612	$ 12,199	$ 40,790
Reinvestment of distributions	-	93	-	1,055
Shares redeemed	(7,078)	(16,883)	(85,718)	(190,684)
Net increase (decrease)	(6,071)	(13,178)	$ (73,519)	$ (148,839)
Institutional Class
Shares sold	14,339	26,787	$ 180,233	$ 312,772
Reinvestment of distributions	225	484	2,779	5,666
Shares redeemed	(11,272)	(26,114)	(142,120)	(305,412)
Net increase (decrease)	3,292	1,157	$ 40,892	$ 13,026

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Dividend Growth Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGF-USAN-0706
1.786779.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Dividend Growth
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,021.60	$ 5.70
Hypothetical A	$ 1,000.00	$ 1,019.30	$ 5.69
Class T
Actual	$ 1,000.00	$ 1,020.80	$ 6.65
Hypothetical A	$ 1,000.00	$ 1,018.35	$ 6.64
Class B
Actual	$ 1,000.00	$ 1,017.90	$ 9.66
Hypothetical A	$ 1,000.00	$ 1,015.36	$ 9.65
Class C
Actual	$ 1,000.00	$ 1,017.90	$ 9.36
Hypothetical A	$ 1,000.00	$ 1,015.66	$ 9.35
Institutional Class
Actual	$ 1,000.00	$ 1,023.90	$ 4.04
Hypothetical A	$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.13%
Class T	1.32%
Class B	1.92%
Class C	1.86%
Institutional Class	.80%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	7.9	7.2
American International Group, Inc.	5.8	6.7
Home Depot, Inc.	5.5	5.6
Wyeth	5.2	4.5
Wal-Mart Stores, Inc.	5.1	2.5
AT&T, Inc.	5.1	4.7
Clear Channel Communications, Inc.	4.7	4.2
Johnson & Johnson	4.7	2.5
General Electric Co.	4.5	3.1
Bank of America Corp.	4.0	3.1
	52.5
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	21.3	17.3
Financials	21.1	22.8
Consumer Discretionary	13.0	12.8
Information Technology	12.3	16.5
Consumer Staples	9.7	7.4
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 96.6%		Stocks and Equity Futures 98.8%
	Convertible Securities 0.5%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	3.6%	** Foreign investments	3.4%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.0%
Automobiles - 0.3%
Harley-Davidson, Inc.	210,600	$ 10,498
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	162,600	6,489
McDonald's Corp.	140,155	4,649
Royal Caribbean Cruises Ltd.	85,000	3,237
		14,375
Media - 6.5%
Clear Channel Communications, Inc.	5,170,200	159,242
Clear Channel Outdoor Holding, Inc. Class A	478,900	10,550
E.W. Scripps Co. Class A	68,200	3,156
News Corp. Class A	1,383,400	26,381
Omnicom Group, Inc.	208,000	19,783
		219,112
Specialty Retail - 5.8%
Home Depot, Inc.	4,918,795	187,504
TJX Companies, Inc.	467,720	11,090
		198,594
TOTAL CONSUMER DISCRETIONARY		442,579
CONSUMER STAPLES - 9.7%
Food & Staples Retailing - 7.5%
CVS Corp.	2,895,600	80,787
Safeway, Inc.	126,200	2,976
Wal-Mart Stores, Inc.	3,554,656	172,223
		255,986
Personal Products - 0.6%
Alberto-Culver Co.	281,000	13,069
Avon Products, Inc.	243,000	7,703
		20,772
Tobacco - 1.6%
Altria Group, Inc.	743,720	53,808
TOTAL CONSUMER STAPLES		330,566
ENERGY - 4.8%
Energy Equipment & Services - 3.3%
Diamond Offshore Drilling, Inc.	446,720	38,302
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
ENSCO International, Inc.	496,190	$ 24,805
GlobalSantaFe Corp.	718,347	43,194
Transocean, Inc. (a)	66,700	5,427
		111,728
Oil, Gas & Consumable Fuels - 1.5%
Chesapeake Energy Corp.	342,500	10,477
ConocoPhillips	197,800	12,519
Exxon Mobil Corp.	46,900	2,857
Houston Exploration Co. (a)	90,300	4,812
Hugoton Royalty Trust	9,395	173
Quicksilver Resources, Inc. (a)	194,300	6,814
Ultra Petroleum Corp. (a)	117,300	6,751
XTO Energy, Inc.	167,200	6,892
		51,295
TOTAL ENERGY		163,023
FINANCIALS - 21.1%
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	121,100	18,280
KKR Private Equity Investors, L.P. Restricted Depositary Units (c)	421,900	10,155
Merrill Lynch & Co., Inc.	433,600	31,397
Morgan Stanley	41,370	2,466
Nuveen Investments, Inc. Class A	59,900	2,690
		64,988
Commercial Banks - 1.1%
Wachovia Corp.	656,971	35,148
Wells Fargo & Co.	20,600	1,367
		36,515
Consumer Finance - 0.2%
Capital One Financial Corp.	64,600	5,347
Diversified Financial Services - 4.9%
Bank of America Corp.	2,795,440	135,299
Citigroup, Inc.	639,186	31,512
		166,811
Insurance - 11.9%
ACE Ltd.	730,300	37,808
AFLAC, Inc.	19,800	927
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
AMBAC Financial Group, Inc.	173,900	$ 13,938
American International Group, Inc.	3,269,792	198,803
Hartford Financial Services Group, Inc.	883,400	77,686
MBIA, Inc.	286,200	16,351
MetLife, Inc.	494,600	25,457
Swiss Reinsurance Co. (Reg.)	140,610	9,885
The Chubb Corp.	434,800	21,970
Transatlantic Holdings, Inc.	43,700	2,513
		405,338
Thrifts & Mortgage Finance - 1.1%
Fannie Mae	513,880	25,566
Golden West Financial Corp., Delaware	161,200	11,784
		37,350
TOTAL FINANCIALS		716,349
HEALTH CARE - 21.3%
Biotechnology - 1.3%
Amgen, Inc. (a)	342,700	23,163
Biogen Idec, Inc. (a)	422,935	19,721
		42,884
Health Care Providers & Services - 7.9%
Cardinal Health, Inc.	4,002,505	267,811
UnitedHealth Group, Inc.	8,500	374
		268,185
Pharmaceuticals - 12.1%
Eli Lilly & Co.	127,700	6,594
Johnson & Johnson	2,629,600	158,355
Pfizer, Inc.	2,932,200	69,376
Wyeth	3,903,100	178,528
		412,853
TOTAL HEALTH CARE		723,922
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	368,100	15,158
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Avery Dennison Corp.	9,100	$ 540
Industrial Conglomerates - 5.8%
3M Co.	410,700	34,359
General Electric Co.	4,448,914	152,420
Tyco International Ltd.	387,500	10,505
		197,284
Machinery - 0.6%
Ingersoll-Rand Co. Ltd. Class A	489,500	21,347
Marine - 0.0%
Alexander & Baldwin, Inc.	17,355	785
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp.	32,400	2,508
TOTAL INDUSTRIALS		237,622
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	2,203,800	43,371
Comverse Technology, Inc. (a)	96,900	2,182
Juniper Networks, Inc. (a)	651,510	10,379
Motorola, Inc.	1,436,244	30,290
		86,222
Computers & Peripherals - 2.5%
Dell, Inc. (a)	1,136,000	28,832
EMC Corp. (a)	717,900	9,189
International Business Machines Corp.	566,900	45,295
		83,316
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. (a)	436,300	4,913
IT Services - 0.3%
First Data Corp.	206,000	9,499
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	124,500	4,199
Applied Materials, Inc.	1,324,500	22,397
Intel Corp.	1,821,008	32,815
KLA-Tencor Corp.	147,800	6,066
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	212,100	$ 9,500
Novellus Systems, Inc. (a)	155,200	3,594
		78,571
Software - 4.6%
BEA Systems, Inc. (a)	801,948	10,874
Microsoft Corp.	3,733,723	84,569
Oracle Corp. (a)	2,101,400	29,882
Symantec Corp. (a)	1,985,411	30,972
		156,297
TOTAL INFORMATION TECHNOLOGY		418,818
MATERIALS - 0.1%
Chemicals - 0.1%
Praxair, Inc.	83,200	4,385
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 6.9%
AT&T, Inc.	6,605,000	172,126
BellSouth Corp.	833,700	28,154
Embarq Corp. (a)	2,607	109
Qwest Communications International, Inc. (a)	4,421,600	30,995
Verizon Communications, Inc.	50,700	1,582
		232,966
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	673,544	14,286
TOTAL TELECOMMUNICATION SERVICES		247,252
TOTAL COMMON STOCKS (Cost $3,040,516)		3,284,516
Convertible Bonds - 0.5%
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 11,260	$ 15,341
TOTAL CONVERTIBLE BONDS (Cost $11,260)		15,341
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 5.03% (b) (Cost $106,877)	106,877,044	106,877
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,158,653)		3,406,734
NET OTHER ASSETS - (0.2)%		(5,979)
NET ASSETS - 100%		$ 3,400,755
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,155,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 10,548
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in Thousands)
Fidelity Cash Central Fund	$ 2,327
Fidelity Securities Lending Cash Central Fund	56
Total	$ 2,383
Income Tax Information
At November 30, 2005, the fund had a capital loss carryforward of approximately $16,041,000 all of which will expire on November 30, 2010.
The fund intends to elect to defer to its fiscal year ending November 30, 2006 approximately $21,377,000 of losses recognized during the period November 1, 2005 to November 30, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,051,776)	$ 3,299,857
Affiliated Central Funds (cost $106,877)	106,877
Total Investments (cost $3,158,653)		$ 3,406,734
Receivable for investments sold		19,436
Receivable for fund shares sold		1,923
Dividends receivable		7,474
Interest receivable		508
Prepaid expenses		12
Total assets		3,436,087

Liabilities
Payable for investments purchased	$ 10,779
Payable for fund shares redeemed	20,807
Accrued management fee	1,638
Distribution fees payable	1,221
Other affiliated payables	800
Other payables and accrued expenses	87
Total liabilities		35,332

Net Assets		$ 3,400,755
Net Assets consist of:
Paid in capital		$ 3,148,537
Undistributed net investment income		9,332
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,197)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		248,083
Net Assets		$ 3,400,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($486,097 ÷ 39,449 shares)	$ 12.32

Maximum offering price per share (100/94.25 of $12.32)	$ 13.07
Class T: Net Asset Value and redemption price per share ($1,273,727 ÷ 103,954 shares)	$ 12.25

Maximum offering price per share (100/96.50 of $12.25)	$ 12.69
Class B: Net Asset Value and offering price per share ($347,920 ÷ 29,117 shares)A	$ 11.95

Class C: Net Asset Value and offering price per share ($313,077 ÷ 26,147 shares)A	$ 11.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($979,934 ÷ 78,729 shares)	$ 12.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 29,835
Interest		247
Income from affiliated Central Funds		2,383
Total income		32,465

Expenses
Management fee	$ 10,328
Transfer agent fees	4,391
Distribution fees	7,945
Accounting and security lending fees	544
Independent trustees' compensation	7
Custodian fees and expenses	33
Registration fees	114
Audit	34
Legal	33
Miscellaneous	(225)
Total expenses before reductions	23,204
Expense reductions	(150)	23,054
Net investment income (loss)		9,411
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,578
Foreign currency transactions	2
Futures contracts	1,632
Total net realized gain (loss)		52,212
Change in net unrealized appreciation (depreciation) on: Investment securities	23,159
Futures contracts	(1,077)
Total change in net unrealized appreciation (depreciation)		22,082
Net gain (loss)		74,294
Net increase (decrease) in net assets resulting from operations		$ 83,705

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,411	$ 24,248
Net realized gain (loss)	52,212	235,172
Change in net unrealized appreciation (depreciation)	22,082	(17,587)
Net increase (decrease) in net assets resulting from operations	83,705	241,833
Distributions to shareholders from net investment income	(5,521)	(41,821)
Share transactions - net increase (decrease)	(401,425)	(1,547,855)
Total increase (decrease) in net assets	(323,241)	(1,347,843)

Net Assets
Beginning of period	3,723,996	5,071,839
End of period (including undistributed net investment income of $9,332 and undistributed net investment income of $22,601, respectively)	$ 3,400,755	$ 3,723,996

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.08	$ 11.49	$ 10.67	$ 9.97	$ 11.58	$ 11.87
Income from Investment Operations
Net investment income (loss) E	.04	.08	.13 F	.06	.07 H	.06
Net realized and unrealized gain (loss)	.22	.63	.75	.70	(1.65) H	(.35)
Total from investment operations	.26	.71	.88	.76	(1.58)	(.29)
Distributions from net investment income	(.02)	(.12)	(.06)	(.06)	(.03)	-
Net asset value, end of period	$ 12.32	$ 12.08	$ 11.49	$ 10.67	$ 9.97	$ 11.58
Total Return B, C, D	2.16%	6.22%	8.27%	7.70%	(13.68)%	(2.44)%
Ratios to Average Net Assets G
Expenses before reductions	1.13% A	1.15%	1.15%	1.14%	1.16%	1.13%
Expenses net of fee waivers, if any	1.13% A	1.15%	1.15%	1.14%	1.16%	1.13%
Expenses net of all reductions	1.12% A	1.13%	1.14%	1.11%	1.11%	1.10%
Net investment income (loss)	.66% A	.68%	1.13%	.61%	.73% H	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 486	$ 473	$ 469	$ 331	$ 220	$ 121
Portfolio turnover rate	31% A	32%	32%	41%	65%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 11.42	$ 10.60	$ 9.91	$ 11.51	$ 11.83
Income from Investment Operations
Net investment income (loss) E	.03	.06	.11 F	.04	.05 H	.03
Net realized and unrealized gain (loss)	.22	.62	.75	.69	(1.64) H	(.35)
Total from investment operations	.25	.68	.86	.73	(1.59)	(.32)
Distributions from net investment income	-	(.10)	(.04)	(.04)	(.01)	-
Net asset value, end of period	$ 12.25	$ 12.00	$ 11.42	$ 10.60	$ 9.91	$ 11.51
Total Return B, C, D	2.08%	5.99%	8.13%	7.42%	(13.83)%	(2.70)%
Ratios to Average Net Assets G
Expenses before reductions	1.32% A	1.31%	1.33%	1.35%	1.36%	1.34%
Expenses net of fee waivers, if any	1.32% A	1.31%	1.33%	1.35%	1.36%	1.34%
Expenses net of all reductions	1.31% A	1.29%	1.32%	1.32%	1.32%	1.31%
Net investment income (loss)	.47% A	.52%	.95%	.40%	.53% H	.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,274	$ 1,511	$ 2,673	$ 2,091	$ 1,467	$ 1,255
Portfolio turnover rate	31% A	32%	32%	41%	65%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.16	$ 10.39	$ 9.72	$ 11.35	$ 11.71
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.04 F	(.02)	- H, I	(.03)
Net realized and unrealized gain (loss)	.22	.61	.73	.69	(1.63) H	(.33)
Total from investment operations	.21	.60	.77	.67	(1.63)	(.36)
Distributions from net investment income	-	(.02)	-	-	-	-
Net asset value, end of period	$ 11.95	$ 11.74	$ 11.16	$ 10.39	$ 9.72	$ 11.35
Total Return B, C, D	1.79%	5.38%	7.41%	6.89%	(14.36)%	(3.07)%
Ratios to Average Net Assets G
Expenses before reductions	1.92% A	1.95%	1.95%	1.92%	1.91%	1.88%
Expenses net of fee waivers, if any	1.92% A	1.95%	1.95%	1.92%	1.91%	1.88%
Expenses net of all reductions	1.92% A	1.94%	1.94%	1.90%	1.87%	1.85%
Net investment income (loss)	(.14)% A	(.12)%	.33%	(.17)%	(.02)% H	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 348	$ 439	$ 559	$ 538	$ 430	$ 427
Portfolio turnover rate	31% A	32%	32%	41%	65%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.18	$ 10.40	$ 9.73	$ 11.35	$ 11.72
Income from Investment Operations
Net investment income (loss) E	- I	(.01)	.04 F	(.01)	- H, I	(.02)
Net realized and unrealized gain (loss)	.21	.62	.74	.68	(1.62) H	(.35)
Total from investment operations	.21	.61	.78	.67	(1.62)	(.37)
Distributions from net investment income	-	(.03)	-	-	-	-
Net asset value, end of period	$ 11.97	$ 11.76	$ 11.18	$ 10.40	$ 9.73	$ 11.35
Total Return B, C, D	1.79%	5.47%	7.50%	6.89%	(14.27)%	(3.16)%
Ratios to Average Net Assets G
Expenses before reductions	1.86% A	1.88%	1.88%	1.87%	1.87%	1.84%
Expenses net of fee waivers, if any	1.86% A	1.88%	1.88%	1.87%	1.87%	1.84%
Expenses net of all reductions	1.85% A	1.87%	1.87%	1.84%	1.82%	1.81%
Net investment income (loss)	(.07)% A	(.06)%	.40%	(.12)%	.02% H	(.21)%
Supplemental Data
Net assets, end of period (in millions)	$ 313	$ 379	$ 508	$ 460	$ 336	$ 290
Portfolio turnover rate	31% A	32%	32%	41%	65%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 11.61	$ 10.78	$ 10.07	$ 11.70	$ 11.95
Income from Investment Operations
Net investment income (loss) D	.06	.12	.17 E	.10	.11 G	.10
Net realized and unrealized gain (loss)	.23	.64	.75	.71	(1.67) G	(.35)
Total from investment operations	.29	.76	.92	.81	(1.56)	(.25)
Distributions from net investment income	(.06)	(.15)	(.09)	(.10)	(.07)	-
Net asset value, end of period	$ 12.45	$ 12.22	$ 11.61	$ 10.78	$ 10.07	$ 11.70
Total Return B, C	2.39%	6.60%	8.57%	8.18%	(13.42)%	(2.09)%
Ratios to Average Net Assets F
Expenses before reductions	.80% A	.80%	.82%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.80% A	.80%	.82%	.77%	.78%	.78%
Expenses net of all reductions	.79% A	.79%	.81%	.74%	.73%	.76%
Net investment income (loss)	.99% A	1.02%	1.46%	.98%	1.11% G	.85%
Supplemental Data
Net assets, end of period (in millions)	$ 980	$ 922	$ 863	$ 617	$ 490	$ 195
Portfolio turnover rate	31% A	32%	32%	41%	65%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, redemptions in kind, capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 420,924
Unrealized depreciation	(190,162)
Net unrealized appreciation (depreciation)	$ 230,762
Cost for federal income tax purposes	$ 3,175,972

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $542,042 and $901,560, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 607	$ 17
Class T	.25%	.25%	3,548	17
Class B	.75%	.25%	2,027	1,523
Class C	.75%	.25%	1,763	95
			$ 7,945	$ 1,652

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 55
Class T	29
Class B*	514
Class C*	10
$ 608

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 682	.28*
Class T	1,587	.22*
Class B	661	.33*
Class C	464	.26*
Institutional Class	997	.20*
	$ 4,391

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $56.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $115 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 9
Class T	23
Class C	1
Institutional Class	2
$ 35

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 825	$ 4,911
Class T	-	23,368
Class B	-	991
Class C	-	1,350
Institutional Class	4,696	11,201
Total	$ 5,521	$ 41,821

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	9,682	16,957	$ 119,762	$ 195,973
Reinvestment of distributions	62	383	759	4,439
Shares redeemed	(9,453)	(19,011)	(116,463)	(220,458)
Net increase (decrease)	291	(1,671)	$ 4,058	$ (20,046)
Class T
Shares sold	7,378	36,363	$ 91,310	$ 417,873
Reinvestment of distributions	-	1,979	-	22,855
Shares redeemed	(29,368)	(146,547)	(363,571)	(1,689,858)
Net increase (decrease)	(21,990)	(108,205)	$ (272,261)	$ (1,249,130)
Class B
Shares sold	636	2,302	$ 7,693	$ 25,895
Reinvestment of distributions	-	71	-	811
Shares redeemed	(8,947)	(15,027)	(108,288)	(169,572)
Net increase (decrease)	(8,311)	(12,654)	$ (100,595)	$ (142,866)
Class C
Shares sold	1,007	3,612	$ 12,199	$ 40,790
Reinvestment of distributions	-	93	-	1,055
Shares redeemed	(7,078)	(16,883)	(85,718)	(190,684)
Net increase (decrease)	(6,071)	(13,178)	$ (73,519)	$ (148,839)
Institutional Class
Shares sold	14,339	26,787	$ 180,233	$ 312,772
Reinvestment of distributions	225	484	2,779	5,666
Shares redeemed	(11,272)	(26,114)	(142,120)	(305,412)
Net increase (decrease)	3,292	1,157	$ 40,892	$ 13,026

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Dividend Growth Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGFI-USAN-0706
1.786780.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Dynamic Capital Appreciation
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely

,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,077.40	$ 6.47
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 1,076.00	$ 7.76
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,073.20	$ 10.34
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,073.70	$ 10.29
Hypothetical A	$ 1,000.00	$ 1,015.01	$ 10.00
Institutional Class
Actual	$ 1,000.00	$ 1,079.30	$ 4.35
Hypothetical A	$ 1,000.00	$ 1,020.74	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	1.99%
Institutional Class	.84%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	4.2	2.9
Motorola, Inc.	2.4	2.7
QUALCOMM, Inc.	2.3	2.1
Qwest Communications International, Inc.	2.0	0.6
Elan Corp. PLC sponsored ADR	1.9	0.3
Abercrombie & Fitch Co. Class A	1.8	1.9
Biogen Idec, Inc.	1.7	1.1
Morgan Stanley	1.7	0.9
Broadcom Corp. Class A	1.7	0.9
Norfolk Southern Corp.	1.6	0.8
	21.3
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.7	9.0
Consumer Discretionary	17.4	25.6
Information Technology	14.9	25.4
Energy	8.5	13.3
Health Care	8.3	9.2
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 89.6%		Stocks 99.6%
	Short-Term Investments and Net Other Assets 10.4%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	9.7%	** Foreign investments	5.7%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.4%
Auto Components - 1.2%
Goodyear Tire & Rubber Co. (a)	90,600	$ 1,152,432
Johnson Controls, Inc.	39,400	3,355,698
		4,508,130
Diversified Consumer Services - 1.5%
Apollo Group, Inc. Class A (a)	40,801	2,134,300
Career Education Corp. (a)	51,500	1,678,385
Corinthian Colleges, Inc. (a)	59,600	823,076
ITT Educational Services, Inc. (a)	15,400	1,001,000
		5,636,761
Hotels, Restaurants & Leisure - 2.7%
Ambassadors Group, Inc.	29,800	779,270
Life Time Fitness, Inc. (a)	6,200	283,650
P.F. Chang's China Bistro, Inc. (a)	21,200	877,892
Six Flags, Inc. (a)(d)	205,800	1,728,720
Starbucks Corp. (a)	128,100	4,566,765
Wynn Resorts Ltd. (a)	23,600	1,680,320
		9,916,617
Household Durables - 1.5%
Garmin Ltd.	18,500	1,725,865
Whirlpool Corp.	44,600	4,010,432
		5,736,297
Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (a)(d)	40,035	1,197,047
Leisure Equipment & Products - 0.2%
Pool Corp.	19,000	820,610
Media - 4.9%
Comcast Corp. Class A (special) (a)	22,000	704,000
Lamar Advertising Co. Class A (a)	30,900	1,684,668
Meredith Corp.	6,000	300,300
The Walt Disney Co.	517,000	15,768,497
		18,457,465
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A	117,500	6,797,375
American Eagle Outfitters, Inc.	52,700	1,720,655
Cost Plus, Inc. (a)	55,498	838,575
Guitar Center, Inc. (a)	12,500	601,875
Gymboree Corp. (a)	66,400	2,349,896
Home Depot, Inc.	43,900	1,673,468
Maidenform Brands, Inc.	35,000	434,000
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Too, Inc. (a)	8,800	$ 360,800
Wet Seal, Inc. Class A (a)	252,000	1,146,600
		15,923,244
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc. (a)	14,200	829,848
Crocs, Inc. (d)	32,000	733,120
Deckers Outdoor Corp. (a)	34,093	1,208,938
Wolverine World Wide, Inc.	24,400	559,736
		3,331,642
TOTAL CONSUMER DISCRETIONARY		65,527,813
CONSUMER STAPLES - 7.5%
Beverages - 1.4%
Hansen Natural Corp. (a)	6,900	1,275,603
PepsiCo, Inc.	24,200	1,463,132
The Coca-Cola Co.	56,921	2,506,232
		5,244,967
Food & Staples Retailing - 1.2%
Kroger Co.	44,600	896,906
Performance Food Group Co. (a)	12,725	414,708
Safeway, Inc.	22,000	518,760
Sysco Corp.	26,400	807,312
Wal-Mart Stores, Inc.	35,200	1,705,440
		4,343,126
Food Products - 1.5%
Archer-Daniels-Midland Co.	36,900	1,533,933
Campbell Soup Co.	19,800	696,762
ConAgra Foods, Inc.	20,300	458,780
Gold Kist, Inc. Delaware (a)	13,500	202,365
H.J. Heinz Co.	17,600	745,360
Hershey Co.	14,800	842,268
Pilgrims Pride Corp. Class B	17,600	475,728
Sanderson Farms, Inc.	12,700	388,874
Tyson Foods, Inc. Class A	25,200	403,452
		5,747,522
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - 0.7%
Clorox Co.	18,900	$ 1,194,291
Colgate-Palmolive Co.	26,400	1,592,976
		2,787,267
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	10,100	413,494
Tobacco - 2.6%
Altria Group, Inc.	77,400	5,599,890
British American Tobacco PLC sponsored ADR	16,500	821,700
Reynolds American, Inc.	23,700	2,605,578
UST, Inc.	17,600	774,576
		9,801,744
TOTAL CONSUMER STAPLES		28,338,120
ENERGY - 8.5%
Energy Equipment & Services - 4.7%
BJ Services Co.	101,800	3,730,970
Grant Prideco, Inc. (a)	76,900	3,694,276
National Oilwell Varco, Inc. (a)	41,850	2,764,611
Pride International, Inc. (a)	61,900	2,002,465
Schlumberger Ltd. (NY Shares)	82,800	5,429,196
		17,621,518
Oil, Gas & Consumable Fuels - 3.8%
Arch Coal, Inc.	58,500	2,829,060
Cameco Corp.	140,600	5,769,547
Massey Energy Co.	26,500	988,980
Occidental Petroleum Corp.	24,100	2,388,069
Peabody Energy Corp.	40,800	2,543,472
		14,519,128
TOTAL ENERGY		32,140,646
FINANCIALS - 5.1%
Capital Markets - 3.2%
E*TRADE Financial Corp. (a)	160,000	3,883,200
Janus Capital Group, Inc.	24,300	437,643
Jefferies Group, Inc.	19,000	555,560
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.	13,800	$ 999,258
Morgan Stanley	106,700	6,361,454
		12,237,115
Consumer Finance - 0.2%
American Express Co.	13,200	717,552
Diversified Financial Services - 0.7%
Bank of America Corp.	21,600	1,045,440
Chicago Mercantile Exchange Holdings, Inc. Class A	3,500	1,544,550
		2,589,990
Insurance - 0.7%
Brown & Brown, Inc.	3,900	118,833
Prudential Financial, Inc.	12,400	944,260
RLI Corp.	6,800	321,640
The Chubb Corp.	15,300	773,109
Willis Group Holdings Ltd.	17,300	601,175
		2,759,017
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	8,300	642,171
Thrifts & Mortgage Finance - 0.1%
Clayton Holdings, Inc.	12,900	181,245
TOTAL FINANCIALS		19,127,090
HEALTH CARE - 8.3%
Biotechnology - 1.8%
Biogen Idec, Inc. (a)	136,700	6,374,321
Cytogen Corp. (a)	10,300	34,299
Origin Agritech Ltd. (a)	8,300	124,832
PDL BioPharma, Inc. (a)	12,600	255,150
		6,788,602
Health Care Equipment & Supplies - 1.0%
Cytyc Corp. (a)	81,220	2,134,462
IDEXX Laboratories, Inc. (a)	3,800	290,434
Intuitive Surgical, Inc. (a)	10,926	1,215,955
ResMed, Inc. (a)	1,500	68,190
		3,709,041
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (d)	28,400	1,404,380
Healthways, Inc. (a)	19,300	1,025,602
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
VCA Antech, Inc. (a)	59,800	$ 1,801,176
Visicu, Inc.	10,400	192,816
		4,423,974
Health Care Technology - 0.0%
Vital Images, Inc. (a)	6,647	154,809
Life Sciences Tools & Services - 0.4%
Diversa Corp. (a)	1,200	11,244
Thermo Electron Corp. (a)	46,100	1,693,714
		1,704,958
Pharmaceuticals - 3.9%
Abbott Laboratories	8,800	375,760
Bristol-Myers Squibb Co.	44,000	1,080,200
Elan Corp. PLC sponsored ADR (a)	383,700	7,217,397
Johnson & Johnson	57,200	3,444,584
Schering-Plough Corp.	48,400	922,504
Wyeth	35,200	1,610,048
		14,650,493
TOTAL HEALTH CARE		31,431,877
INDUSTRIALS - 18.7%
Aerospace & Defense - 0.3%
EDO Corp.	15,000	392,550
Rockwell Collins, Inc.	12,700	693,420
		1,085,970
Airlines - 2.7%
AMR Corp. (a)	143,900	3,548,574
Continental Airlines, Inc. Class B (a)	103,600	2,569,280
Ryanair Holdings PLC sponsored ADR (a)	37,200	1,822,428
UAL Corp. (a)	35,217	1,036,436
US Airways Group, Inc. (a)	26,800	1,251,560
		10,228,278
Building Products - 0.3%
Goodman Global, Inc.	56,800	962,760
Kingspan Group PLC (Ireland)	12,700	227,235
		1,189,995
Commercial Services & Supplies - 3.0%
Allied Waste Industries, Inc. (a)	342,600	4,087,218
Casella Waste Systems, Inc. Class A (a)	1,600	24,960
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Corporate Executive Board Co.	8,700	$ 884,964
Covanta Holding Corp. (a)	36,800	592,480
Fuel-Tech, Inc. NV (a)	8,700	130,761
RPS Group PLC	35,900	138,130
Stericycle, Inc. (a)	7,600	506,692
Synagro Technologies, Inc.	7,500	33,675
Tetra Tech, Inc. (a)	28,899	508,622
Waste Management, Inc.	116,500	4,266,230
		11,173,732
Construction & Engineering - 0.2%
Granite Construction, Inc.	7,300	301,709
Quanta Services, Inc. (a)	25,900	431,235
		732,944
Electrical Equipment - 2.5%
ABB Ltd. sponsored ADR	244,500	3,085,590
Alstom SA (a)	4,400	373,616
Rockwell Automation, Inc.	87,400	5,967,672
		9,426,878
Industrial Conglomerates - 1.7%
General Electric Co.	110,100	3,772,026
McDermott International, Inc. (a)	41,400	2,716,254
		6,488,280
Machinery - 3.0%
Caterpillar, Inc.	14,100	1,028,595
Deere & Co.	51,000	4,365,600
Flow International Corp. (a)	60,978	817,105
Flowserve Corp. (a)	29,900	1,590,082
Pentair, Inc.	103,600	3,538,976
		11,340,358
Road & Rail - 4.0%
Burlington Northern Santa Fe Corp.	57,300	4,435,593
Canadian National Railway Co.	31,100	1,376,731
Norfolk Southern Corp.	118,100	6,230,956
Union Pacific Corp.	34,600	3,210,880
		15,254,160
Trading Companies & Distributors - 1.0%
Fastenal Co.	19,662	845,466
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Interline Brands, Inc. (a)	8,500	$ 206,890
WESCO International, Inc. (a)	39,600	2,603,304
		3,655,660
TOTAL INDUSTRIALS		70,576,255
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 6.3%
CIENA Corp. (a)	126,400	529,616
CommScope, Inc. (a)	105,300	3,077,919
Finisar Corp. (a)	170,800	780,556
JDS Uniphase Corp. (a)	159,400	482,982
Motorola, Inc.	421,800	8,895,762
Nortel Networks Corp. (a)	79,200	188,368
Oplink Communications, Inc. (a)	23,700	447,693
QUALCOMM, Inc.	189,588	8,571,273
Sycamore Networks, Inc. (a)	192,900	852,618
		23,826,787
Computers & Peripherals - 1.3%
Apple Computer, Inc. (a)	71,240	4,258,015
Diebold, Inc.	13,600	578,136
		4,836,151
Electronic Equipment & Instruments - 0.8%
Aeroflex, Inc. (a)	96,859	1,134,219
Maxwell Technologies, Inc. (a)	8,700	174,000
Vishay Intertechnology, Inc. (a)	94,145	1,529,856
		2,838,075
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	25,300	791,637
DealerTrack Holdings, Inc.	27,404	593,297
Equinix, Inc. (a)	15,309	892,209
iPass, Inc. (a)	30,000	190,800
RealNetworks, Inc. (a)	136,405	1,290,391
		3,758,334
IT Services - 1.0%
Electronic Data Systems Corp.	44,300	1,086,236
Forrester Research, Inc. (a)	8,033	205,725
Paychex, Inc.	67,600	2,481,596
		3,773,557
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	152,000	$ 4,695,280
ATI Technologies, Inc. (a)	122,800	2,026,048
Atmel Corp. (a)	93,750	450,000
Broadcom Corp. Class A (a)	187,002	6,322,538
Cirrus Logic, Inc. (a)	19,400	158,692
Ikanos Communications, Inc.	70,500	1,120,245
Integrated Device Technology, Inc. (a)	40,700	583,638
Marvell Technology Group Ltd. (a)	11,500	548,205
Omnivision Technologies, Inc. (a)	11,100	325,230
RF Micro Devices, Inc. (a)	28,000	203,000
Spansion, Inc.	20,600	371,418
		16,804,294
Software - 0.0%
Aspen Technology, Inc. (a)	16,400	191,880
TOTAL INFORMATION TECHNOLOGY		56,029,078
MATERIALS - 4.1%
Chemicals - 2.7%
Airgas, Inc.	57,300	2,194,017
Monsanto Co.	66,900	5,630,304
Syngenta AG sponsored ADR	83,400	2,298,504
		10,122,825
Containers & Packaging - 0.0%
Crown Holdings, Inc. (a)	7,100	114,523
Metals & Mining - 1.2%
Allegheny Technologies, Inc.	59,500	3,785,985
Carpenter Technology Corp.	7,800	872,040
		4,658,025
Paper & Forest Products - 0.2%
P.H. Glatfelter Co.	35,100	613,548
TOTAL MATERIALS		15,508,921
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 2.1%
Cbeyond Communications, Inc.	14,800	294,372
Qwest Communications International, Inc. (a)	1,045,300	7,327,553
		7,621,925
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	170,100	$ 5,267,997
Centennial Communications Corp. Class A	96,808	565,359
Dobson Communications Corp. Class A (a)	473,000	4,063,070
Sprint Nextel Corp.	70,400	1,493,184
		11,389,610
TOTAL TELECOMMUNICATION SERVICES		19,011,535
TOTAL COMMON STOCKS (Cost $304,501,647)		337,691,335
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e) (Cost $33,004)	2,200	0
Money Market Funds - 13.8%

Fidelity Cash Central Fund, 5.03% (b)	47,588,785	47,588,785
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	4,381,025	4,381,025
TOTAL MONEY MARKET FUNDS (Cost $51,969,810)		51,969,810
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $356,504,461)		389,661,145
NET OTHER ASSETS - (3.4)%		(12,724,618)
NET ASSETS - 100%		$ 376,936,527
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 33,004
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 313,874
Fidelity Securities Lending Cash Central Fund	64,824
Total	$ 378,698
Income Tax Information
At November 30, 2005, the fund had a capital loss carryforward of approximately $137,410,044 of which $103,072,805 and $34,337,239 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,237,759) - See accompanying schedule: Unaffiliated issuers (cost $304,534,651)	$ 337,691,335
Affiliated Central Funds (cost $51,969,810)	51,969,810
Total Investments (cost $356,504,461)		$ 389,661,145
Cash		1
Receivable for investments sold		9,877,150
Receivable for fund shares sold		2,732,559
Dividends receivable		187,126
Interest receivable		116,735
Prepaid expenses		623
Other receivables		15,818
Total assets		402,591,157

Liabilities
Payable for investments purchased	$ 20,168,407
Payable for fund shares redeemed	580,474
Accrued management fee	216,702
Distribution fees payable	174,190
Other affiliated payables	106,456
Other payables and accrued expenses	27,376
Collateral on securities loaned, at value	4,381,025
Total liabilities		25,654,630

Net Assets		$ 376,936,527
Net Assets consist of:
Paid in capital		$ 463,526,188
Accumulated net investment loss		(855,011)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(118,891,864)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,157,214
Net Assets		$ 376,936,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,193,432 ÷ 4,345,982 shares)	$ 17.53

Maximum offering price per share (100/94.25 of $17.53)	$ 18.60
Class T: Net Asset Value and redemption price per share ($161,873,247 ÷ 9,366,393 shares)	$ 17.28

Maximum offering price per share (100/96.50 of $17.28)	$ 17.91
Class B: Net Asset Value and offering price per share ($59,427,069 ÷ 3,524,224 shares)A	$ 16.86

Class C: Net Asset Value and offering price per share ($50,881,932 ÷ 3,010,358 shares)A	$ 16.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,560,847 ÷ 1,602,784 shares)	$ 17.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 1,007,495
Special dividends		276,750
Interest		458
Income from affiliated Central Funds		378,698
Total income		1,663,401

Expenses
Management fee	$ 915,679
Transfer agent fees	540,570
Distribution fees	979,979
Accounting and security lending fees	73,767
Independent trustees' compensation	602
Custodian fees and expenses	23,910
Registration fees	59,619
Audit	24,278
Legal	6,547
Miscellaneous	(31,666)
Total expenses before reductions	2,593,285
Expense reductions	(74,873)	2,518,412
Net investment income (loss)		(855,011)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,640,759
Foreign currency transactions	(863)
Total net realized gain (loss)		18,639,896
Change in net unrealized appreciation (depreciation) on: Investment securities	1,988,349
Assets and liabilities in foreign currencies	(61)
Total change in net unrealized appreciation (depreciation)		1,988,288
Net gain (loss)		20,628,184
Net increase (decrease) in net assets resulting from operations		$ 19,773,173

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (855,011)	$ (1,807,464)
Net realized gain (loss)	18,639,896	36,562,834
Change in net unrealized appreciation (depreciation)	1,988,288	13,066,525
Net increase (decrease) in net assets resulting from operations	19,773,173	47,821,895
Share transactions - net increase (decrease)	82,661,335	(58,299,581)
Total increase (decrease) in net assets	102,434,508	(10,477,686)

Net Assets
Beginning of period	274,502,019	284,979,705
End of period (including accumulated net investment loss of $855,011 and undistributed net investment income of $0)	$ 376,936,527	$ 274,502,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 13.33	$ 13.02	$ 11.15	$ 12.22	$ 16.21
Income from Investment Operations
Net investment income (loss) E	(.02) F	(.05) G	(.13) H, J	(.04)	.10	.08
Net realized and unrealized gain (loss)	1.28	2.99	.44	1.99	(1.06)	(4.07)
Total from investment operations	1.26	2.94	.31	1.95	(.96)	(3.99)
Distributions from net investment income	-	-	-	(.08)	(.11)	-
Net asset value, end of period	$ 17.53	$ 16.27	$ 13.33	$ 13.02	$ 11.15	$ 12.22
Total Return B, C, D	7.74%	22.06%	2.38%	17.64%	(7.93)%	(24.61)%
Ratios to Average Net Assets I
Expenses before reductions	1.25% A	1.32%	1.38%	1.37%	1.47%	1.32%
Expenses net of fee waivers, if any	1.25% A	1.29%	1.38%	1.37%	1.47%	1.32%
Expenses net of all reductions	1.21% A	1.22%	1.30%	1.18%	1.28%	1.26%
Net investment income (loss)	(.18)% A, F	(.32)% G	(1.00)% H ,J	(.33)%	.86%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,193	$ 44,542	$ 29,251	$ 33,954	$ 21,734	$ 24,371
Portfolio turnover rate	151% A	204%	201%	300%	285%	313%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.06	$ 13.19	$ 12.91	$ 11.07	$ 12.13	$ 16.13
Income from Investment Operations
Net investment income (loss) E	(.04) F	(.08) G	(.16) H, J	(.07)	.08	.05
Net realized and unrealized gain (loss)	1.26	2.95	.44	1.98	(1.06)	(4.05)
Total from investment operations	1.22	2.87	.28	1.91	(.98)	(4.00)
Distributions from net investment income	-	-	-	(.07)	(.08)	-
Net asset value, end of period	$ 17.28	$ 16.06	$ 13.19	$ 12.91	$ 11.07	$ 12.13
Total Return B, C, D	7.60%	21.76%	2.17%	17.39%	(8.13)%	(24.80)%
Ratios to Average Net Assets I
Expenses before reductions	1.50% A	1.56%	1.59%	1.62%	1.66%	1.49%
Expenses net of fee waivers, if any	1.50% A	1.54%	1.59%	1.62%	1.66%	1.49%
Expenses net of all reductions	1.46% A	1.47%	1.52%	1.43%	1.46%	1.43%
Net investment income (loss)	(.43)% A, F	(.57)% G	(1.21)% H, J	(.58)%	.68%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 161,873	$ 128,795	$ 146,833	$ 200,870	$ 172,694	$ 197,288
Portfolio turnover rate	151% A	204%	201%	300%	285%	313%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.60)%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.23)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 15.71	$ 12.97	$ 12.76	$ 10.93	$ 11.96	$ 16.00
Income from Investment Operations
Net investment income (loss) E	(.08) F	(.15) G	(.23) H, J	(.13)	.02	(.02)
Net realized and unrealized gain (loss)	1.23	2.89	.44	1.96	(1.05)	(4.02)
Total from investment operations	1.15	2.74	.21	1.83	(1.03)	(4.04)
Net asset value, end of period	$ 16.86	$ 15.71	$ 12.97	$ 12.76	$ 10.93	$ 11.96
Total Return B, C, D	7.32%	21.13%	1.65%	16.74%	(8.61)%	(25.25)%
Ratios to Average Net Assets I
Expenses before reductions	2.02% A	2.07%	2.18%	2.15%	2.16%	2.05%
Expenses net of fee waivers, if any	2.00% A	2.05%	2.18%	2.15%	2.16%	2.05%
Expenses net of all reductions	1.96% A	1.98%	2.10%	1.97%	1.97%	1.99%
Net investment income (loss)	(.93)% A, F	(1.08)% G	(1.80)% H, J	(1.11)%	.17%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,427	$ 58,279	$ 63,970	$ 76,327	$ 70,748	$ 90,157
Portfolio turnover rate	151% A	204%	201%	300%	285%	313%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.82)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 15.74	$ 12.99	$ 12.78	$ 10.94	$ 11.97	$ 16.00
Income from Investment Operations
Net investment income (loss) E	(.08) F	(.15) G	(.21) H, J	(.12)	.03	(.01)
Net realized and unrealized gain (loss)	1.24	2.90	.42	1.97	(1.05)	(4.02)
Total from investment operations	1.16	2.75	.21	1.85	(1.02)	(4.03)
Distributions from net investment income	-	-	-	(.01)	(.01)	-
Net asset value, end of period	$ 16.90	$ 15.74	$ 12.99	$ 12.78	$ 10.94	$ 11.97
Total Return B, C, D	7.37%	21.17%	1.64%	16.93%	(8.53)%	(25.19)%
Ratios to Average Net Assets I
Expenses before reductions	1.99% A	2.06%	2.08%	2.04%	2.06%	1.96%
Expenses net of fee waivers, if any	1.99% A	2.03%	2.08%	2.04%	2.06%	1.96%
Expenses net of all reductions	1.95% A	1.97%	2.00%	1.86%	1.87%	1.90%
Net investment income (loss)	(.93)% A, F	(1.07)% G	(1.70)% H, J	(1.00)%	.27%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,882	$ 41,059	$ 42,171	$ 54,362	$ 48,337	$ 60,035
Portfolio turnover rate	151% A	204%	201%	300%	285%	313%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.28)%.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.72)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 13.48	$ 13.12	$ 11.24	$ 12.33	$ 16.30
Income from Investment Operations
Net investment income (loss) D	.02 E	(.01) F	(.08) G, I	.01	.17	.13
Net realized and unrealized gain (loss)	1.29	3.04	.44	2.00	(1.07)	(4.10)
Total from investment operations	1.31	3.03	.36	2.01	(.90)	(3.97)
Distributions from net investment income	-	-	-	(.13)	(.19)	-
Net asset value, end of period	$ 17.82	$ 16.51	$ 13.48	$ 13.12	$ 11.24	$ 12.33
Total Return B, C	7.93%	22.48%	2.74%	18.14%	(7.42)%	(24.36)%
Ratios to Average Net Assets H
Expenses before reductions	.84% A	1.01%	1.02%	.99%	.92%	.95%
Expenses net of fee waivers, if any	.84% A	1.01%	1.02%	.99%	.92%	.95%
Expenses net of all reductions	.80% A	.94%	.94%	.80%	.73%	.89%
Net investment income (loss)	.23% A, E	(.05)% F	(.64)% G, I	.05%	1.42%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,561	$ 1,827	$ 2,755	$ 2,807	$ 2,762	$ 4,603
Portfolio turnover rate	151% A	204%	201%	300%	285%	313%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .06%.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Dynamic Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 41,440,724
Unrealized depreciation	(8,351,654)
Net unrealized appreciation (depreciation)	$ 33,089,070
Cost for federal income tax purposes	$ 356,572,075

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposing of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $277,408,094 and $233,469,123, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 72,625	$ 1,078
Class T	.25%	.25%	370,402	10,426
Class B	.75%	.25%	303,696	228,063
Class C	.75%	.25%	233,256	37,615
			$ 979,979	$ 277,182

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 68,255
Class T	17,838
Class B*	35,745
Class C*	4,026
$ 125,864

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 98,638	.34*
Class T	246,103	.33*
Class B	107,652	.35*
Class C	77,097	.33*
Institutional Class	11,080	.22*
	$ 540,570

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,733 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $427 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan ofcertain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $64,824.
7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ -
Class T	1.50%	-
Class B	2.00%	7,386
Class C	2.00%	-
Institutional Class	1.00%	-
		$ 7,386

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $65,959 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 892
Class T	560
Class C	76
$ 1,528

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	2,019,420	1,716,737	$ 35,653,857	$ 24,848,315
Shares redeemed	(411,303)	(1,173,378)	(7,205,437)	(16,703,877)
Net increase (decrease)	1,608,117	543,359	$ 28,448,420	$ 8,144,438
Class T
Shares sold	2,456,543	2,001,000	$ 42,490,211	$ 28,843,556
Shares redeemed	(1,111,453)	(5,113,085)	(19,179,016)	(70,068,462)
Net increase (decrease)	1,345,090	(3,112,085)	$ 23,311,195	$ (41,224,906)
Class B
Shares sold	357,955	278,130	$ 6,085,419	$ 3,855,347
Shares redeemed	(544,086)	(1,501,358)	(9,223,782)	(20,204,866)
Net increase (decrease)	(186,131)	(1,223,228)	$ (3,138,363)	$ (16,349,519)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class C
Shares sold	776,061	625,926	$ 13,156,702	$ 9,154,424
Shares redeemed	(374,173)	(1,263,040)	(6,341,048)	(16,806,953)
Net increase (decrease)	401,888	(637,114)	$ 6,815,654	$ (7,652,529)
Institutional Class
Shares sold	1,567,126	40,846	$ 28,582,024	$ 636,333
Shares redeemed	(75,029)	(134,477)	(1,357,595)	(1,853,398)
Net increase (decrease)	1,492,097	(93,631)	$ 27,224,429	$ (1,217,065)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Dynamic Capital Appreciation Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ARG-USAN-0706
1.786781.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Dynamic Capital Appreciation
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,077.40	$ 6.47
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 1,076.00	$ 7.76
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,073.20	$ 10.34
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,073.70	$ 10.29
Hypothetical A	$ 1,000.00	$ 1,015.01	$ 10.00
Institutional Class
Actual	$ 1,000.00	$ 1,079.30	$ 4.35
Hypothetical A	$ 1,000.00	$ 1,020.74	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	1.99%
Institutional Class	.84%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	4.2	2.9
Motorola, Inc.	2.4	2.7
QUALCOMM, Inc.	2.3	2.1
Qwest Communications International, Inc.	2.0	0.6
Elan Corp. PLC sponsored ADR	1.9	0.3
Abercrombie & Fitch Co. Class A	1.8	1.9
Biogen Idec, Inc.	1.7	1.1
Morgan Stanley	1.7	0.9
Broadcom Corp. Class A	1.7	0.9
Norfolk Southern Corp.	1.6	0.8
	21.3
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.7	9.0
Consumer Discretionary	17.4	25.6
Information Technology	14.9	25.4
Energy	8.5	13.3
Health Care	8.3	9.2
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 89.6%		Stocks 99.6%
	Short-Term Investments and Net Other Assets 10.4%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	9.7%	** Foreign investments	5.7%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.4%
Auto Components - 1.2%
Goodyear Tire & Rubber Co. (a)	90,600	$ 1,152,432
Johnson Controls, Inc.	39,400	3,355,698
		4,508,130
Diversified Consumer Services - 1.5%
Apollo Group, Inc. Class A (a)	40,801	2,134,300
Career Education Corp. (a)	51,500	1,678,385
Corinthian Colleges, Inc. (a)	59,600	823,076
ITT Educational Services, Inc. (a)	15,400	1,001,000
		5,636,761
Hotels, Restaurants & Leisure - 2.7%
Ambassadors Group, Inc.	29,800	779,270
Life Time Fitness, Inc. (a)	6,200	283,650
P.F. Chang's China Bistro, Inc. (a)	21,200	877,892
Six Flags, Inc. (a)(d)	205,800	1,728,720
Starbucks Corp. (a)	128,100	4,566,765
Wynn Resorts Ltd. (a)	23,600	1,680,320
		9,916,617
Household Durables - 1.5%
Garmin Ltd.	18,500	1,725,865
Whirlpool Corp.	44,600	4,010,432
		5,736,297
Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (a)(d)	40,035	1,197,047
Leisure Equipment & Products - 0.2%
Pool Corp.	19,000	820,610
Media - 4.9%
Comcast Corp. Class A (special) (a)	22,000	704,000
Lamar Advertising Co. Class A (a)	30,900	1,684,668
Meredith Corp.	6,000	300,300
The Walt Disney Co.	517,000	15,768,497
		18,457,465
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A	117,500	6,797,375
American Eagle Outfitters, Inc.	52,700	1,720,655
Cost Plus, Inc. (a)	55,498	838,575
Guitar Center, Inc. (a)	12,500	601,875
Gymboree Corp. (a)	66,400	2,349,896
Home Depot, Inc.	43,900	1,673,468
Maidenform Brands, Inc.	35,000	434,000
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Too, Inc. (a)	8,800	$ 360,800
Wet Seal, Inc. Class A (a)	252,000	1,146,600
		15,923,244
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc. (a)	14,200	829,848
Crocs, Inc. (d)	32,000	733,120
Deckers Outdoor Corp. (a)	34,093	1,208,938
Wolverine World Wide, Inc.	24,400	559,736
		3,331,642
TOTAL CONSUMER DISCRETIONARY		65,527,813
CONSUMER STAPLES - 7.5%
Beverages - 1.4%
Hansen Natural Corp. (a)	6,900	1,275,603
PepsiCo, Inc.	24,200	1,463,132
The Coca-Cola Co.	56,921	2,506,232
		5,244,967
Food & Staples Retailing - 1.2%
Kroger Co.	44,600	896,906
Performance Food Group Co. (a)	12,725	414,708
Safeway, Inc.	22,000	518,760
Sysco Corp.	26,400	807,312
Wal-Mart Stores, Inc.	35,200	1,705,440
		4,343,126
Food Products - 1.5%
Archer-Daniels-Midland Co.	36,900	1,533,933
Campbell Soup Co.	19,800	696,762
ConAgra Foods, Inc.	20,300	458,780
Gold Kist, Inc. Delaware (a)	13,500	202,365
H.J. Heinz Co.	17,600	745,360
Hershey Co.	14,800	842,268
Pilgrims Pride Corp. Class B	17,600	475,728
Sanderson Farms, Inc.	12,700	388,874
Tyson Foods, Inc. Class A	25,200	403,452
		5,747,522
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - 0.7%
Clorox Co.	18,900	$ 1,194,291
Colgate-Palmolive Co.	26,400	1,592,976
		2,787,267
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	10,100	413,494
Tobacco - 2.6%
Altria Group, Inc.	77,400	5,599,890
British American Tobacco PLC sponsored ADR	16,500	821,700
Reynolds American, Inc.	23,700	2,605,578
UST, Inc.	17,600	774,576
		9,801,744
TOTAL CONSUMER STAPLES		28,338,120
ENERGY - 8.5%
Energy Equipment & Services - 4.7%
BJ Services Co.	101,800	3,730,970
Grant Prideco, Inc. (a)	76,900	3,694,276
National Oilwell Varco, Inc. (a)	41,850	2,764,611
Pride International, Inc. (a)	61,900	2,002,465
Schlumberger Ltd. (NY Shares)	82,800	5,429,196
		17,621,518
Oil, Gas & Consumable Fuels - 3.8%
Arch Coal, Inc.	58,500	2,829,060
Cameco Corp.	140,600	5,769,547
Massey Energy Co.	26,500	988,980
Occidental Petroleum Corp.	24,100	2,388,069
Peabody Energy Corp.	40,800	2,543,472
		14,519,128
TOTAL ENERGY		32,140,646
FINANCIALS - 5.1%
Capital Markets - 3.2%
E*TRADE Financial Corp. (a)	160,000	3,883,200
Janus Capital Group, Inc.	24,300	437,643
Jefferies Group, Inc.	19,000	555,560
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.	13,800	$ 999,258
Morgan Stanley	106,700	6,361,454
		12,237,115
Consumer Finance - 0.2%
American Express Co.	13,200	717,552
Diversified Financial Services - 0.7%
Bank of America Corp.	21,600	1,045,440
Chicago Mercantile Exchange Holdings, Inc. Class A	3,500	1,544,550
		2,589,990
Insurance - 0.7%
Brown & Brown, Inc.	3,900	118,833
Prudential Financial, Inc.	12,400	944,260
RLI Corp.	6,800	321,640
The Chubb Corp.	15,300	773,109
Willis Group Holdings Ltd.	17,300	601,175
		2,759,017
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	8,300	642,171
Thrifts & Mortgage Finance - 0.1%
Clayton Holdings, Inc.	12,900	181,245
TOTAL FINANCIALS		19,127,090
HEALTH CARE - 8.3%
Biotechnology - 1.8%
Biogen Idec, Inc. (a)	136,700	6,374,321
Cytogen Corp. (a)	10,300	34,299
Origin Agritech Ltd. (a)	8,300	124,832
PDL BioPharma, Inc. (a)	12,600	255,150
		6,788,602
Health Care Equipment & Supplies - 1.0%
Cytyc Corp. (a)	81,220	2,134,462
IDEXX Laboratories, Inc. (a)	3,800	290,434
Intuitive Surgical, Inc. (a)	10,926	1,215,955
ResMed, Inc. (a)	1,500	68,190
		3,709,041
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (d)	28,400	1,404,380
Healthways, Inc. (a)	19,300	1,025,602
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
VCA Antech, Inc. (a)	59,800	$ 1,801,176
Visicu, Inc.	10,400	192,816
		4,423,974
Health Care Technology - 0.0%
Vital Images, Inc. (a)	6,647	154,809
Life Sciences Tools & Services - 0.4%
Diversa Corp. (a)	1,200	11,244
Thermo Electron Corp. (a)	46,100	1,693,714
		1,704,958
Pharmaceuticals - 3.9%
Abbott Laboratories	8,800	375,760
Bristol-Myers Squibb Co.	44,000	1,080,200
Elan Corp. PLC sponsored ADR (a)	383,700	7,217,397
Johnson & Johnson	57,200	3,444,584
Schering-Plough Corp.	48,400	922,504
Wyeth	35,200	1,610,048
		14,650,493
TOTAL HEALTH CARE		31,431,877
INDUSTRIALS - 18.7%
Aerospace & Defense - 0.3%
EDO Corp.	15,000	392,550
Rockwell Collins, Inc.	12,700	693,420
		1,085,970
Airlines - 2.7%
AMR Corp. (a)	143,900	3,548,574
Continental Airlines, Inc. Class B (a)	103,600	2,569,280
Ryanair Holdings PLC sponsored ADR (a)	37,200	1,822,428
UAL Corp. (a)	35,217	1,036,436
US Airways Group, Inc. (a)	26,800	1,251,560
		10,228,278
Building Products - 0.3%
Goodman Global, Inc.	56,800	962,760
Kingspan Group PLC (Ireland)	12,700	227,235
		1,189,995
Commercial Services & Supplies - 3.0%
Allied Waste Industries, Inc. (a)	342,600	4,087,218
Casella Waste Systems, Inc. Class A (a)	1,600	24,960
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Corporate Executive Board Co.	8,700	$ 884,964
Covanta Holding Corp. (a)	36,800	592,480
Fuel-Tech, Inc. NV (a)	8,700	130,761
RPS Group PLC	35,900	138,130
Stericycle, Inc. (a)	7,600	506,692
Synagro Technologies, Inc.	7,500	33,675
Tetra Tech, Inc. (a)	28,899	508,622
Waste Management, Inc.	116,500	4,266,230
		11,173,732
Construction & Engineering - 0.2%
Granite Construction, Inc.	7,300	301,709
Quanta Services, Inc. (a)	25,900	431,235
		732,944
Electrical Equipment - 2.5%
ABB Ltd. sponsored ADR	244,500	3,085,590
Alstom SA (a)	4,400	373,616
Rockwell Automation, Inc.	87,400	5,967,672
		9,426,878
Industrial Conglomerates - 1.7%
General Electric Co.	110,100	3,772,026
McDermott International, Inc. (a)	41,400	2,716,254
		6,488,280
Machinery - 3.0%
Caterpillar, Inc.	14,100	1,028,595
Deere & Co.	51,000	4,365,600
Flow International Corp. (a)	60,978	817,105
Flowserve Corp. (a)	29,900	1,590,082
Pentair, Inc.	103,600	3,538,976
		11,340,358
Road & Rail - 4.0%
Burlington Northern Santa Fe Corp.	57,300	4,435,593
Canadian National Railway Co.	31,100	1,376,731
Norfolk Southern Corp.	118,100	6,230,956
Union Pacific Corp.	34,600	3,210,880
		15,254,160
Trading Companies & Distributors - 1.0%
Fastenal Co.	19,662	845,466
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Interline Brands, Inc. (a)	8,500	$ 206,890
WESCO International, Inc. (a)	39,600	2,603,304
		3,655,660
TOTAL INDUSTRIALS		70,576,255
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 6.3%
CIENA Corp. (a)	126,400	529,616
CommScope, Inc. (a)	105,300	3,077,919
Finisar Corp. (a)	170,800	780,556
JDS Uniphase Corp. (a)	159,400	482,982
Motorola, Inc.	421,800	8,895,762
Nortel Networks Corp. (a)	79,200	188,368
Oplink Communications, Inc. (a)	23,700	447,693
QUALCOMM, Inc.	189,588	8,571,273
Sycamore Networks, Inc. (a)	192,900	852,618
		23,826,787
Computers & Peripherals - 1.3%
Apple Computer, Inc. (a)	71,240	4,258,015
Diebold, Inc.	13,600	578,136
		4,836,151
Electronic Equipment & Instruments - 0.8%
Aeroflex, Inc. (a)	96,859	1,134,219
Maxwell Technologies, Inc. (a)	8,700	174,000
Vishay Intertechnology, Inc. (a)	94,145	1,529,856
		2,838,075
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	25,300	791,637
DealerTrack Holdings, Inc.	27,404	593,297
Equinix, Inc. (a)	15,309	892,209
iPass, Inc. (a)	30,000	190,800
RealNetworks, Inc. (a)	136,405	1,290,391
		3,758,334
IT Services - 1.0%
Electronic Data Systems Corp.	44,300	1,086,236
Forrester Research, Inc. (a)	8,033	205,725
Paychex, Inc.	67,600	2,481,596
		3,773,557
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	152,000	$ 4,695,280
ATI Technologies, Inc. (a)	122,800	2,026,048
Atmel Corp. (a)	93,750	450,000
Broadcom Corp. Class A (a)	187,002	6,322,538
Cirrus Logic, Inc. (a)	19,400	158,692
Ikanos Communications, Inc.	70,500	1,120,245
Integrated Device Technology, Inc. (a)	40,700	583,638
Marvell Technology Group Ltd. (a)	11,500	548,205
Omnivision Technologies, Inc. (a)	11,100	325,230
RF Micro Devices, Inc. (a)	28,000	203,000
Spansion, Inc.	20,600	371,418
		16,804,294
Software - 0.0%
Aspen Technology, Inc. (a)	16,400	191,880
TOTAL INFORMATION TECHNOLOGY		56,029,078
MATERIALS - 4.1%
Chemicals - 2.7%
Airgas, Inc.	57,300	2,194,017
Monsanto Co.	66,900	5,630,304
Syngenta AG sponsored ADR	83,400	2,298,504
		10,122,825
Containers & Packaging - 0.0%
Crown Holdings, Inc. (a)	7,100	114,523
Metals & Mining - 1.2%
Allegheny Technologies, Inc.	59,500	3,785,985
Carpenter Technology Corp.	7,800	872,040
		4,658,025
Paper & Forest Products - 0.2%
P.H. Glatfelter Co.	35,100	613,548
TOTAL MATERIALS		15,508,921
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 2.1%
Cbeyond Communications, Inc.	14,800	294,372
Qwest Communications International, Inc. (a)	1,045,300	7,327,553
		7,621,925
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	170,100	$ 5,267,997
Centennial Communications Corp. Class A	96,808	565,359
Dobson Communications Corp. Class A (a)	473,000	4,063,070
Sprint Nextel Corp.	70,400	1,493,184
		11,389,610
TOTAL TELECOMMUNICATION SERVICES		19,011,535
TOTAL COMMON STOCKS (Cost $304,501,647)		337,691,335
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e) (Cost $33,004)	2,200	0
Money Market Funds - 13.8%

Fidelity Cash Central Fund, 5.03% (b)	47,588,785	47,588,785
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	4,381,025	4,381,025
TOTAL MONEY MARKET FUNDS (Cost $51,969,810)		51,969,810
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $356,504,461)		389,661,145
NET OTHER ASSETS - (3.4)%		(12,724,618)
NET ASSETS - 100%		$ 376,936,527
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 33,004
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 313,874
Fidelity Securities Lending Cash Central Fund	64,824
Total	$ 378,698
Income Tax Information
At November 30, 2005, the fund had a capital loss carryforward of approximately $137,410,044 of which $103,072,805 and $34,337,239 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,237,759) - See accompanying schedule: Unaffiliated issuers (cost $304,534,651)	$ 337,691,335
Affiliated Central Funds (cost $51,969,810)	51,969,810
Total Investments (cost $356,504,461)		$ 389,661,145
Cash		1
Receivable for investments sold		9,877,150
Receivable for fund shares sold		2,732,559
Dividends receivable		187,126
Interest receivable		116,735
Prepaid expenses		623
Other receivables		15,818
Total assets		402,591,157

Liabilities
Payable for investments purchased	$ 20,168,407
Payable for fund shares redeemed	580,474
Accrued management fee	216,702
Distribution fees payable	174,190
Other affiliated payables	106,456
Other payables and accrued expenses	27,376
Collateral on securities loaned, at value	4,381,025
Total liabilities		25,654,630

Net Assets		$ 376,936,527
Net Assets consist of:
Paid in capital		$ 463,526,188
Accumulated net investment loss		(855,011)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(118,891,864)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,157,214
Net Assets		$ 376,936,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,193,432 ÷ 4,345,982 shares)	$ 17.53

Maximum offering price per share (100/94.25 of $17.53)	$ 18.60
Class T: Net Asset Value and redemption price per share ($161,873,247 ÷ 9,366,393 shares)	$ 17.28

Maximum offering price per share (100/96.50 of $17.28)	$ 17.91
Class B: Net Asset Value and offering price per share ($59,427,069 ÷ 3,524,224 shares)A	$ 16.86

Class C: Net Asset Value and offering price per share ($50,881,932 ÷ 3,010,358 shares)A	$ 16.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,560,847 ÷ 1,602,784 shares)	$ 17.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 1,007,495
Special dividends		276,750
Interest		458
Income from affiliated Central Funds		378,698
Total income		1,663,401

Expenses
Management fee	$ 915,679
Transfer agent fees	540,570
Distribution fees	979,979
Accounting and security lending fees	73,767
Independent trustees' compensation	602
Custodian fees and expenses	23,910
Registration fees	59,619
Audit	24,278
Legal	6,547
Miscellaneous	(31,666)
Total expenses before reductions	2,593,285
Expense reductions	(74,873)	2,518,412
Net investment income (loss)		(855,011)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,640,759
Foreign currency transactions	(863)
Total net realized gain (loss)		18,639,896
Change in net unrealized appreciation (depreciation) on: Investment securities	1,988,349
Assets and liabilities in foreign currencies	(61)
Total change in net unrealized appreciation (depreciation)		1,988,288
Net gain (loss)		20,628,184
Net increase (decrease) in net assets resulting from operations		$ 19,773,173

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (855,011)	$ (1,807,464)
Net realized gain (loss)	18,639,896	36,562,834
Change in net unrealized appreciation (depreciation)	1,988,288	13,066,525
Net increase (decrease) in net assets resulting from operations	19,773,173	47,821,895
Share transactions - net increase (decrease)	82,661,335	(58,299,581)
Total increase (decrease) in net assets	102,434,508	(10,477,686)

Net Assets
Beginning of period	274,502,019	284,979,705
End of period (including accumulated net investment loss of $855,011 and undistributed net investment income of $0)	$ 376,936,527	$ 274,502,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 13.33	$ 13.02	$ 11.15	$ 12.22	$ 16.21
Income from Investment Operations
Net investment income (loss) E	(.02) F	(.05) G	(.13) H, J	(.04)	.10	.08
Net realized and unrealized gain (loss)	1.28	2.99	.44	1.99	(1.06)	(4.07)
Total from investment operations	1.26	2.94	.31	1.95	(.96)	(3.99)
Distributions from net investment income	-	-	-	(.08)	(.11)	-
Net asset value, end of period	$ 17.53	$ 16.27	$ 13.33	$ 13.02	$ 11.15	$ 12.22
Total Return B, C, D	7.74%	22.06%	2.38%	17.64%	(7.93)%	(24.61)%
Ratios to Average Net Assets I
Expenses before reductions	1.25% A	1.32%	1.38%	1.37%	1.47%	1.32%
Expenses net of fee waivers, if any	1.25% A	1.29%	1.38%	1.37%	1.47%	1.32%
Expenses net of all reductions	1.21% A	1.22%	1.30%	1.18%	1.28%	1.26%
Net investment income (loss)	(.18)% A, F	(.32)% G	(1.00)% H ,J	(.33)%	.86%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,193	$ 44,542	$ 29,251	$ 33,954	$ 21,734	$ 24,371
Portfolio turnover rate	151% A	204%	201%	300%	285%	313%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.06	$ 13.19	$ 12.91	$ 11.07	$ 12.13	$ 16.13
Income from Investment Operations
Net investment income (loss) E	(.04) F	(.08) G	(.16) H, J	(.07)	.08	.05
Net realized and unrealized gain (loss)	1.26	2.95	.44	1.98	(1.06)	(4.05)
Total from investment operations	1.22	2.87	.28	1.91	(.98)	(4.00)
Distributions from net investment income	-	-	-	(.07)	(.08)	-
Net asset value, end of period	$ 17.28	$ 16.06	$ 13.19	$ 12.91	$ 11.07	$ 12.13
Total Return B, C, D	7.60%	21.76%	2.17%	17.39%	(8.13)%	(24.80)%
Ratios to Average Net Assets I
Expenses before reductions	1.50% A	1.56%	1.59%	1.62%	1.66%	1.49%
Expenses net of fee waivers, if any	1.50% A	1.54%	1.59%	1.62%	1.66%	1.49%
Expenses net of all reductions	1.46% A	1.47%	1.52%	1.43%	1.46%	1.43%
Net investment income (loss)	(.43)% A, F	(.57)% G	(1.21)% H, J	(.58)%	.68%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 161,873	$ 128,795	$ 146,833	$ 200,870	$ 172,694	$ 197,288
Portfolio turnover rate	151% A	204%	201%	300%	285%	313%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.60)%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.23)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 15.71	$ 12.97	$ 12.76	$ 10.93	$ 11.96	$ 16.00
Income from Investment Operations
Net investment income (loss) E	(.08) F	(.15) G	(.23) H, J	(.13)	.02	(.02)
Net realized and unrealized gain (loss)	1.23	2.89	.44	1.96	(1.05)	(4.02)
Total from investment operations	1.15	2.74	.21	1.83	(1.03)	(4.04)
Net asset value, end of period	$ 16.86	$ 15.71	$ 12.97	$ 12.76	$ 10.93	$ 11.96
Total Return B, C, D	7.32%	21.13%	1.65%	16.74%	(8.61)%	(25.25)%
Ratios to Average Net Assets I
Expenses before reductions	2.02% A	2.07%	2.18%	2.15%	2.16%	2.05%
Expenses net of fee waivers, if any	2.00% A	2.05%	2.18%	2.15%	2.16%	2.05%
Expenses net of all reductions	1.96% A	1.98%	2.10%	1.97%	1.97%	1.99%
Net investment income (loss)	(.93)% A, F	(1.08)% G	(1.80)% H, J	(1.11)%	.17%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,427	$ 58,279	$ 63,970	$ 76,327	$ 70,748	$ 90,157
Portfolio turnover rate	151% A	204%	201%	300%	285%	313%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.82)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 15.74	$ 12.99	$ 12.78	$ 10.94	$ 11.97	$ 16.00
Income from Investment Operations
Net investment income (loss) E	(.08) F	(.15) G	(.21) H, J	(.12)	.03	(.01)
Net realized and unrealized gain (loss)	1.24	2.90	.42	1.97	(1.05)	(4.02)
Total from investment operations	1.16	2.75	.21	1.85	(1.02)	(4.03)
Distributions from net investment income	-	-	-	(.01)	(.01)	-
Net asset value, end of period	$ 16.90	$ 15.74	$ 12.99	$ 12.78	$ 10.94	$ 11.97
Total Return B, C, D	7.37%	21.17%	1.64%	16.93%	(8.53)%	(25.19)%
Ratios to Average Net Assets I
Expenses before reductions	1.99% A	2.06%	2.08%	2.04%	2.06%	1.96%
Expenses net of fee waivers, if any	1.99% A	2.03%	2.08%	2.04%	2.06%	1.96%
Expenses net of all reductions	1.95% A	1.97%	2.00%	1.86%	1.87%	1.90%
Net investment income (loss)	(.93)% A, F	(1.07)% G	(1.70)% H, J	(1.00)%	.27%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,882	$ 41,059	$ 42,171	$ 54,362	$ 48,337	$ 60,035
Portfolio turnover rate	151% A	204%	201%	300%	285%	313%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.28)%.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.72)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 13.48	$ 13.12	$ 11.24	$ 12.33	$ 16.30
Income from Investment Operations
Net investment income (loss) D	.02 E	(.01) F	(.08) G, I	.01	.17	.13
Net realized and unrealized gain (loss)	1.29	3.04	.44	2.00	(1.07)	(4.10)
Total from investment operations	1.31	3.03	.36	2.01	(.90)	(3.97)
Distributions from net investment income	-	-	-	(.13)	(.19)	-
Net asset value, end of period	$ 17.82	$ 16.51	$ 13.48	$ 13.12	$ 11.24	$ 12.33
Total Return B, C	7.93%	22.48%	2.74%	18.14%	(7.42)%	(24.36)%
Ratios to Average Net Assets H
Expenses before reductions	.84% A	1.01%	1.02%	.99%	.92%	.95%
Expenses net of fee waivers, if any	.84% A	1.01%	1.02%	.99%	.92%	.95%
Expenses net of all reductions	.80% A	.94%	.94%	.80%	.73%	.89%
Net investment income (loss)	.23% A, E	(.05)% F	(.64)% G, I	.05%	1.42%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,561	$ 1,827	$ 2,755	$ 2,807	$ 2,762	$ 4,603
Portfolio turnover rate	151% A	204%	201%	300%	285%	313%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .06%.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Dynamic Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 41,440,724
Unrealized depreciation	(8,351,654)
Net unrealized appreciation (depreciation)	$ 33,089,070
Cost for federal income tax purposes	$ 356,572,075

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposing of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $277,408,094 and $233,469,123, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 72,625	$ 1,078
Class T	.25%	.25%	370,402	10,426
Class B	.75%	.25%	303,696	228,063
Class C	.75%	.25%	233,256	37,615
			$ 979,979	$ 277,182

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 68,255
Class T	17,838
Class B*	35,745
Class C*	4,026
$ 125,864

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 98,638	.34*
Class T	246,103	.33*
Class B	107,652	.35*
Class C	77,097	.33*
Institutional Class	11,080	.22*
	$ 540,570

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,733 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $427 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan ofcertain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $64,824.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ -
Class T	1.50%	-
Class B	2.00%	7,386
Class C	2.00%	-
Institutional Class	1.00%	-
		$ 7,386

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $65,959 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 892
Class T	560
Class C	76
$ 1,528

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	2,019,420	1,716,737	$ 35,653,857	$ 24,848,315
Shares redeemed	(411,303)	(1,173,378)	(7,205,437)	(16,703,877)
Net increase (decrease)	1,608,117	543,359	$ 28,448,420	$ 8,144,438
Class T
Shares sold	2,456,543	2,001,000	$ 42,490,211	$ 28,843,556
Shares redeemed	(1,111,453)	(5,113,085)	(19,179,016)	(70,068,462)
Net increase (decrease)	1,345,090	(3,112,085)	$ 23,311,195	$ (41,224,906)
Class B
Shares sold	357,955	278,130	$ 6,085,419	$ 3,855,347
Shares redeemed	(544,086)	(1,501,358)	(9,223,782)	(20,204,866)
Net increase (decrease)	(186,131)	(1,223,228)	$ (3,138,363)	$ (16,349,519)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class C
Shares sold	776,061	625,926	$ 13,156,702	$ 9,154,424
Shares redeemed	(374,173)	(1,263,040)	(6,341,048)	(16,806,953)
Net increase (decrease)	401,888	(637,114)	$ 6,815,654	$ (7,652,529)
Institutional Class
Shares sold	1,567,126	40,846	$ 28,582,024	$ 636,333
Shares redeemed	(75,029)	(134,477)	(1,357,595)	(1,853,398)
Net increase (decrease)	1,492,097	(93,631)	$ 27,224,429	$ (1,217,065)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Dynamic Capital Appreciation Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ARGI-USAN-0706
1.786782.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,007.30	$ 5.55
HypotheticalA	$ 1,000.00	$ 1,019.40	$ 5.59
Class T
Actual	$ 1,000.00	$ 1,006.20	$ 6.55
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.59
Class B
Actual	$ 1,000.00	$ 1,002.90	$ 9.69
HypotheticalA	$ 1,000.00	$ 1,015.26	$ 9.75
Class C
Actual	$ 1,000.00	$ 1,003.30	$ 9.54
HypotheticalA	$ 1,000.00	$ 1,015.41	$ 9.60
Institutional Class
Actual	$ 1,000.00	$ 1,008.80	$ 3.86
HypotheticalA	$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.11%
Class T	1.31%
Class B	1.94%
Class C	1.91%
Institutional Class	.77%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.5	4.4
Johnson & Johnson	3.2	3.1
Wal-Mart Stores, Inc.	2.9	2.8
Microsoft Corp.	2.4	4.3
PepsiCo, Inc.	2.1	2.1
Amgen, Inc.	2.0	1.9
Google, Inc. Class A (sub. vtg.)	2.0	1.4
QUALCOMM, Inc.	1.8	1.6
Altria Group, Inc.	1.6	1.3
American International Group, Inc.	1.5	2.2
	24.0
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.8	28.3
Health Care	17.5	16.0
Consumer Staples	14.5	13.7
Industrials	12.7	13.6
Financials	9.8	8.2
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 99.4%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	13.0%	** Foreign investments	10.4%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.8%
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	818,800	$ 34,291
Household Durables - 0.9%
Garmin Ltd. (d)	248,780	23,209
Sony Corp. sponsored ADR	922,400	41,665
		64,874
Internet & Catalog Retail - 0.4%
NutriSystem, Inc. (a)(d)	434,100	29,484
Media - 2.6%
Comcast Corp. Class A (special) (a)	706,600	22,611
Lamar Advertising Co. Class A (a)	667,960	36,417
Omnicom Group, Inc.	731,900	69,611
The Walt Disney Co.	1,783,800	54,406
		183,045
Multiline Retail - 0.8%
Dollar Tree Stores, Inc. (a)	1,258,600	33,265
Fred's, Inc. Class A	1,431,761	20,846
		54,111
Specialty Retail - 3.6%
Bed Bath & Beyond, Inc. (a)	685,200	24,098
Best Buy Co., Inc.	1,222,875	64,812
Circuit City Stores, Inc.	1,267,500	38,088
Home Depot, Inc.	1,185,400	45,187
Staples, Inc.	1,994,750	46,857
The Men's Wearhouse, Inc.	821,800	27,834
		246,876
TOTAL CONSUMER DISCRETIONARY		612,681
CONSUMER STAPLES - 14.5%
Beverages - 3.0%
Brown-Forman Corp. Class B (non-vtg.)	322,100	24,576
Diageo PLC sponsored ADR	556,250	36,818
PepsiCo, Inc.	2,468,585	149,251
		210,645
Food & Staples Retailing - 5.0%
CVS Corp.	1,671,600	46,638
Rite Aid Corp. (a)	3,737,300	17,565
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	4,133,400	$ 200,263
Walgreen Co.	2,090,400	84,870
		349,336
Food Products - 1.9%
Campbell Soup Co.	990,300	34,849
Gold Kist, Inc. Delaware (a)	277,200	4,155
Groupe Danone	88,600	10,692
Groupe Danone sponsored ADR (d)	891,500	22,662
Pilgrims Pride Corp. Class B	142,462	3,851
Sanderson Farms, Inc. (d)	134,000	4,103
Tyson Foods, Inc. Class A	1,619,200	25,923
Unilever NV (NY Shares)	1,281,600	29,003
		135,238
Household Products - 1.4%
Church & Dwight Co., Inc.	771,500	27,890
Colgate-Palmolive Co.	1,128,600	68,100
		95,990
Personal Products - 1.0%
Avon Products, Inc.	2,204,490	69,882
Tobacco - 2.2%
Altria Group, Inc.	1,517,000	109,755
British American Tobacco PLC	1,730,833	43,098
		152,853
TOTAL CONSUMER STAPLES		1,013,944
ENERGY - 8.4%
Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	908,230	78,380
Halliburton Co.	975,500	72,763
National Oilwell Varco, Inc. (a)	708,500	46,804
Noble Corp.	143,100	9,950
Schlumberger Ltd. (NY Shares)	1,099,200	72,075
Smith International, Inc.	638,800	26,165
Weatherford International Ltd. (a)	572,000	29,767
		335,904
Oil, Gas & Consumable Fuels - 3.6%
Arch Coal, Inc.	516,600	24,983
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BG Group PLC sponsored ADR	461,600	$ 30,904
CONSOL Energy, Inc.	345,600	30,499
Denbury Resources, Inc. (a)	296,000	9,354
Encore Acquisition Co. (a)	344,088	9,139
Energy Partners Ltd. (a)	451,700	9,576
EOG Resources, Inc.	244,100	16,028
Houston Exploration Co. (a)	206,100	10,983
Hugoton Royalty Trust	32,904	911
Massey Energy Co.	269,600	10,061
Peabody Energy Corp.	711,900	44,380
Quicksilver Resources, Inc. (a)	167,600	5,878
Sasol Ltd. sponsored ADR (d)	654,900	25,129
Ultra Petroleum Corp. (a)	116,500	6,705
XTO Energy, Inc.	376,700	15,528
		250,058
TOTAL ENERGY		585,962
FINANCIALS - 9.8%
Capital Markets - 2.9%
Daiwa Securities Group, Inc.	670,000	8,301
E*TRADE Financial Corp. (a)	1,069,600	25,959
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	874,600	21,052
Lazard Ltd. Class A	96,500	3,829
Merrill Lynch & Co., Inc.	459,100	33,243
Nomura Holdings, Inc.	614,200	12,100
State Street Corp.	758,400	47,097
UBS AG (NY Shares)	459,100	51,979
		203,560
Commercial Banks - 0.4%
Standard Chartered PLC (United Kingdom)	1,169,260	28,710
Consumer Finance - 1.4%
American Express Co.	1,770,112	96,223
Diversified Financial Services - 0.5%
African Bank Investments Ltd.	2,132,632	9,053
FirstRand Ltd.	9,360,690	24,605
		33,658
Insurance - 3.5%
ACE Ltd.	106,000	5,488
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	1,499,400	$ 70,172
American International Group, Inc.	1,783,199	108,418
Aspen Insurance Holdings Ltd.	296,700	6,429
Axis Capital Holdings Ltd.	282,500	7,402
Platinum Underwriters Holdings Ltd.	162,400	4,375
Prudential Financial, Inc.	470,500	35,829
The St. Paul Travelers Companies, Inc.	170,400	7,501
		245,614
Real Estate Management & Development - 0.7%
Mitsui Fudosan Co. Ltd.	1,123,000	23,122
Tokyo Tatemono Co. Ltd. (a)	2,315,000	24,665
		47,787
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp.	753,000	28,825
TOTAL FINANCIALS		684,377
HEALTH CARE - 17.5%
Biotechnology - 5.3%
Amgen, Inc. (a)	2,087,490	141,093
Amylin Pharmaceuticals, Inc. (a)(d)	936,475	42,563
Genentech, Inc. (a)	1,007,900	83,615
ImClone Systems, Inc. (a)(d)	1,073,100	42,924
OSI Pharmaceuticals, Inc. (a)	334,344	9,569
PDL BioPharma, Inc. (a)	998,089	20,211
Tanox, Inc. (a)(d)	1,501,500	21,456
Telik, Inc. (a)(d)	183,800	2,937
Theravance, Inc. (a)	276,300	6,609
		370,977
Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	1,935,200	72,957
Becton, Dickinson & Co.	844,600	51,039
Boston Scientific Corp. (a)	1,272,000	26,305
C.R. Bard, Inc.	450,900	33,371
		183,672
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	634,200	42,434
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	915,900	$ 46,372
Medco Health Solutions, Inc. (a)	840,400	45,298
		134,104
Pharmaceuticals - 7.7%
Allergan, Inc.	531,600	50,406
Johnson & Johnson	3,662,680	220,567
Kos Pharmaceuticals, Inc. (a)	155,900	6,690
Merck & Co., Inc.	2,071,300	68,954
Pfizer, Inc.	1,452,700	34,371
Schering-Plough Corp.	3,456,100	65,873
Sepracor, Inc. (a)	169,400	8,770
Wyeth	1,759,960	80,501
		536,132
TOTAL HEALTH CARE		1,224,885
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.4%
BAE Systems PLC	2,484,500	17,748
EADS NV (d)	776,064	27,652
Precision Castparts Corp.	397,352	22,899
Rolls-Royce Group PLC	3,781,471	29,205
		97,504
Air Freight & Logistics - 1.1%
FedEx Corp.	716,900	78,336
Commercial Services & Supplies - 1.8%
Cintas Corp.	1,168,140	49,482
Equifax, Inc.	836,300	30,174
Herman Miller, Inc.	628,170	18,355
Monster Worldwide, Inc. (a)	522,747	25,547
		123,558
Industrial Conglomerates - 5.0%
General Electric Co.	9,212,270	315,609
Textron, Inc.	369,100	33,562
		349,171
Machinery - 1.3%
Deere & Co.	582,900	49,896
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc.	769,534	$ 41,355
Watts Water Technologies, Inc. Class A	112,300	3,850
		95,101
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	329,200	25,483
Canadian National Railway Co.	237,000	10,491
CSX Corp.	366,300	24,513
Norfolk Southern Corp.	591,900	31,229
Union Pacific Corp.	306,100	28,406
		120,122
Trading Companies & Distributors - 0.4%
UAP Holding Corp.	1,096,237	25,871
TOTAL INDUSTRIALS		889,663
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 5.2%
Avaya, Inc. (a)	2,555,902	30,185
Cisco Systems, Inc. (a)	1,048,000	20,625
Corning, Inc. (a)	3,051,000	73,987
Harris Corp.	690,700	28,125
Juniper Networks, Inc. (a)	2,278,700	36,300
Motorola, Inc.	995,600	20,997
Nortel Networks Corp. (a)	9,858,200	23,447
QUALCOMM, Inc.	2,836,400	128,234
		361,900
Computers & Peripherals - 4.3%
Apple Computer, Inc. (a)	1,373,466	82,092
Dell, Inc. (a)	3,136,814	79,612
Hewlett-Packard Co.	670,000	21,695
Lexmark International, Inc. Class A (a)	815,400	46,682
Network Appliance, Inc. (a)	1,121,985	35,904
Sun Microsystems, Inc. (a)	7,275,328	33,903
		299,888
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	884,400	30,857
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Amphenol Corp. Class A	728,318	$ 40,458
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,464,456	34,858
		106,173
Internet Software & Services - 3.5%
aQuantive, Inc. (a)	982,687	24,361
Bankrate, Inc. (a)	109,000	4,965
Digitas, Inc. (a)	1,216,893	15,832
eBay, Inc. (a)	1,789,600	58,717
Google, Inc. Class A (sub. vtg.) (a)	366,700	136,346
VeriSign, Inc. (a)	317,100	7,119
		247,340
IT Services - 2.4%
Cognizant Technology Solutions Corp. Class A (a)	298,600	17,617
First Data Corp.	1,937,000	89,315
Hewitt Associates, Inc. Class A (a)	791,000	21,064
Nomura Research Institute Ltd.	201,300	24,000
Satyam Computer Services Ltd. sponsored ADR	416,200	13,389
		165,385
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	253,400	7,828
Applied Materials, Inc.	1,277,803	21,608
MEMC Electronic Materials, Inc. (a)	787,200	27,568
PMC-Sierra, Inc. (a)	2,477,691	23,885
Samsung Electronics Co. Ltd.	55,920	35,862
Xilinx, Inc.	1,121,968	29,171
		145,922
Software - 4.8%
Citrix Systems, Inc. (a)	141,656	5,323
Microsoft Corp.	7,541,924	170,825
NAVTEQ Corp. (a)	850,700	35,517
Nippon System Development Co. Ltd.	757,100	24,642
Red Hat, Inc. (a)	1,045,058	27,401
SAP AG sponsored ADR	726,500	38,236
Take-Two Interactive Software, Inc. (a)(d)	2,291,650	37,331
		339,275
TOTAL INFORMATION TECHNOLOGY		1,665,883
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 2.2%
Chemicals - 2.2%
Ashland, Inc.	479,400	$ 29,963
Chemtura Corp.	1,501,762	14,762
Monsanto Co.	799,300	67,269
Syngenta AG sponsored ADR	1,120,900	30,892
Tokuyama Corp.	485,000	7,357
		150,243
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	669,500	17,447
BellSouth Corp.	615,100	20,772
Embarq Corp. (a)	84,051	3,502
Verizon Communications, Inc.	1,162,600	36,285
		78,006
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp.	1,681,028	35,655
Vodafone Group PLC sponsored ADR	307,500	7,073
		42,728
TOTAL TELECOMMUNICATION SERVICES		120,734
TOTAL COMMON STOCKS (Cost $6,425,524)		6,948,372
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	72,500	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e)	664,000	0
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B (Cost $4,960)	155,851,659	$ 305
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 5.03% (b)	75,923,482	75,923
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	68,411,341	68,411
TOTAL MONEY MARKET FUNDS (Cost $144,334)		144,334
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.9%, dated 5/31/06 due 6/1/06) (Cost $2,204)	$ 2,204	2,204

TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $6,577,022)		7,095,215

NET OTHER ASSETS - (1.5)%		(106,346)
NET ASSETS - 100%		$ 6,988,869
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,052,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,088
GeneProt, Inc. Series A	7/7/00	$ 3,595
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06 - 5/31/06	$ 21,695
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 925
Fidelity Securities Lending Cash Central Fund	483
Total	$ 1,408
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.0%
United Kingdom	3.1%
Japan	2.4%
Switzerland	1.2%
Netherlands Antilles	1.0%
Others (individually less than 1%)	5.3%
100.0%
Income Tax Information
At November 30, 2005, the fund had a capital loss carryforward of approximately $2,291,869,000 of which $55,892,000 and $2,235,977,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $67,808 and repurchase agreements of $2,204) - See accompanying schedule: Unaffiliated issuers (cost $6,432,688)	$ 6,950,881
Affiliated Central Funds (cost $144,334)	144,334
Total Investments (cost $6,577,022)		$ 7,095,215
Cash		9
Foreign currency held at value (cost $393)		423
Receivable for investments sold		14,578
Receivable for fund shares sold		11,896
Dividends receivable		9,431
Interest receivable		348
Prepaid expenses		21
Other affiliated receivables		97
Other receivables		284
Total assets		7,132,302

Liabilities
Payable for investments purchased	$ 40,573
Payable for fund shares redeemed	26,655
Accrued management fee	3,368
Distribution fees payable	2,510
Other affiliated payables	1,778
Other payables and accrued expenses	138
Collateral on securities loaned, at value	68,411
Total liabilities		143,433

Net Assets		$ 6,988,869
Net Assets consist of:
Paid in capital		$ 8,643,178
Accumulated net investment loss		(2,029)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,170,544)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		518,264
Net Assets		$ 6,988,869

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,537,091 ÷ 31,764.9 shares)	$ 48.39

Maximum offering price per share (100/94.25 of $48.39)	$ 51.34
Class T: Net Asset Value and redemption price per share ($3,289,254 ÷ 67,890.0 shares)	$ 48.45

Maximum offering price per share (100/96.50 of $48.45)	$ 50.21
Class B: Net Asset Value and offering price per share ($580,541 ÷ 12,808.5 shares)A	$ 45.32

Class C: Net Asset Value and offering price per share ($312,868 ÷ 6,797.4 shares)A	$ 46.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,269,115 ÷ 24,733.5 shares)	$ 51.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Amounts in thousands Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 42,778
Interest		17
Income from affiliated Central Funds		1,408
Total income		44,203

Expenses
Management fee	$ 21,053
Transfer agent fees	8,933
Distribution fees	16,124
Accounting and security lending fees	632
Independent trustees' compensation	15
Appreciation in deferred trustee compensation account	9
Custodian fees and expenses	139
Registration fees	110
Audit	45
Legal	62
Interest	17
Miscellaneous	(269)
Total expenses before reductions	46,870
Expense reductions	(908)	45,962
Net investment income (loss)		(1,759)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,920
Foreign currency transactions	(140)
Total net realized gain (loss)		167,780
Change in net unrealized appreciation (depreciation) on: Investment securities	(104,820)
Assets and liabilities in foreign currencies	79
Total change in net unrealized appreciation (depreciation)		(104,741)
Net gain (loss)		63,039
Net increase (decrease) in net assets resulting from operations		$ 61,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,759)	$ (24,817)
Net realized gain (loss)	167,780	688,409
Change in net unrealized appreciation (depreciation)	(104,741)	(17,021)
Net increase (decrease) in net assets resulting from operations	61,280	646,571
Share transactions - net increase (decrease)	(701,812)	(3,400,079)
Total increase (decrease) in net assets	(640,532)	(2,753,508)

Net Assets
Beginning of period	7,629,401	10,382,909
End of period (including accumulated net investment loss of $2,029 and accumulated net investment loss of $270, respectively)	$ 6,988,869	$ 7,629,401

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 48.04	$ 44.21	$ 43.05	$ 36.42	$ 47.97	$ 62.16
Income from Investment Operations
Net investment income (loss) E	.02	(.06)	- F, H	(.06)	(.12)	(.11)
Net realized and unrealized gain (loss)	.33	3.89	1.16	6.69	(11.43)	(10.63)
Total from investment operations	.35	3.83	1.16	6.63	(11.55)	(10.74)
Distributions from net realized gain	-	-	-	-	-	(3.45)
Net asset value, end of period	$ 48.39	$ 48.04	$ 44.21	$ 43.05	$ 36.42	$ 47.97
Total Return B, C, D	.73%	8.66%	2.69%	18.20%	(24.08)%	(18.27)%
Ratios to Average Net Assets G
Expenses before reductions	1.11% A	1.14%	1.15%	1.18%	1.20%	1.12%
Expenses net of fee waivers, if any	1.11% A	1.14%	1.15%	1.18%	1.20%	1.12%
Expenses net of all reductions	1.09% A	1.10%	1.11%	1.14%	1.12%	1.09%
Net investment income (loss)	.10% A	(.14)%	.01%	(.17)%	(.29)%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,537	$ 1,386	$ 1,127	$ 770	$ 560	$ 613
Portfolio turnover rate	76% A	80%	75%	62%	93%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 48.15	$ 44.39	$ 43.31	$ 36.71	$ 48.42	$ 62.88
Income from Investment Operations
Net investment income (loss) E	(.02)	(.15)	(.08) F	(.13)	(.19)	(.20)
Net realized and unrealized gain (loss)	.32	3.91	1.16	6.73	(11.52)	(10.81)
Total from investment operations	.30	3.76	1.08	6.60	(11.71)	(11.01)
Distributions from net realized gain	-	-	-	-	-	(3.45)
Net asset value, end of period	$ 48.45	$ 48.15	$ 44.39	$ 43.31	$ 36.71	$ 48.42
Total Return B, C, D	.62%	8.47%	2.49%	17.98%	(24.18) %	(18.51)%
Ratios to Average Net Assets G
Expenses before reductions	1.31% A	1.33%	1.33%	1.36%	1.36%	1.29%
Expenses net of fee waivers, if any	1.31% A	1.33%	1.33%	1.36%	1.36%	1.29%
Expenses net of all reductions	1.28% A	1.29%	1.30%	1.32%	1.28%	1.26%
Net investment income (loss)	(.09)% A	(.34)%	(.18)%	(.35)%	(.45)%	(.37)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,289	$ 3,858	$ 5,055	$ 5,425	$ 4,792	$ 7,120
Portfolio turnover rate	76% A	80%	75%	62%	93%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.12 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 41.91	$ 41.15	$ 35.08	$ 46.55	$ 60.93
Income from Investment Operations
Net investment income (loss) E	(.17)	(.41)	(.33) F	(.33)	(.42)	(.50)
Net realized and unrealized gain (loss)	.30	3.69	1.09	6.40	(11.05)	(10.43)
Total from investment operations	.13	3.28	.76	6.07	(11.47)	(10.93)
Distributions from net realized gain	-	-	-	-	-	(3.45)
Net asset value, end of period	$ 45.32	$ 45.19	$ 41.91	$ 41.15	$ 35.08	$ 46.55
Total Return B, C, D	.29%	7.83%	1.85%	17.30%	(24.64)%	(18.99)%
Ratios to Average Net Assets G
Expenses before reductions	1.94% A	1.96%	2.02%	2.03%	1.99%	1.90%
Expenses net of fee waivers, if any	1.94% A	1.95%	1.95%	1.95%	1.95%	1.90%
Expenses net of all reductions	1.91% A	1.91%	1.92%	1.91%	1.88%	1.87%
Net investment income (loss)	(.72)% A	(.96)%	(.80)%	(.94)%	(1.05)%	(.98)%
Supplemental Data
Net assets, end of period (in millions)	$ 581	$ 766	$ 1,027	$ 1,205	$ 1,135	$ 1,775
Portfolio turnover rate	76% A	80%	75%	62%	93%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 45.88	$ 42.55	$ 41.77	$ 35.61	$ 47.23	$ 61.75
Income from Investment Operations
Net investment income (loss) E	(.16)	(.41)	(.33) F	(.34)	(.41)	(.47)
Net realized and unrealized gain (loss)	.31	3.74	1.11	6.50	(11.21)	(10.60)
Total from investment operations	.15	3.33	.78	6.16	(11.62)	(11.07)
Distributions from net realized gain	-	-	-	-	-	(3.45)
Net asset value, end of period	$ 46.03	$ 45.88	$ 42.55	$ 41.77	$ 35.61	$ 47.23
Total Return B, C, D	.33%	7.83%	1.87%	17.30%	(24.60)%	(18.97)%
Ratios to Average Net Assets G
Expenses before reductions	1.91% A	1.94%	1.93%	1.94%	1.92%	1.84%
Expenses net of fee waivers, if any	1.91% A	1.94%	1.93%	1.94%	1.92%	1.84%
Expenses net of all reductions	1.89% A	1.90%	1.90%	1.90%	1.85%	1.81%
Net investment income (loss)	(.70)% A	(.95)%	(.78)%	(.93)%	(1.02)%	(.92)%
Supplemental Data
Net assets, end of period (in millions)	$ 313	$ 365	$ 481	$ 547	$ 504	$ 757
Portfolio turnover rate	76% A	80%	75%	62%	93%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 50.86	$ 46.63	$ 45.24	$ 38.11	$ 49.97	$ 64.43
Income from Investment Operations
Net investment income (loss) D	.12	.10	.18 E	.10	.06	.09
Net realized and unrealized gain (loss)	.33	4.13	1.21	7.03	(11.92)	(11.10)
Total from investment operations	.45	4.23	1.39	7.13	(11.86)	(11.01)
Distributions from net realized gain	-	-	-	-	-	(3.45)
Net asset value, end of period	$ 51.31	$ 50.86	$ 46.63	$ 45.24	$ 38.11	$ 49.97
Total Return B, C	.88%	9.07%	3.07%	18.71%	(23.73)%	(18.04)%
Ratios to Average Net Assets F
Expenses before reductions	.77% A	.79%	.76%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.77% A	.79%	.76%	.76%	.76%	.75%
Expenses net of all reductions	.75% A	.75%	.73%	.72%	.68%	.72%
Net investment income (loss)	.44% A	.21%	.39%	.25%	.15%	.17%
Supplemental Data
Net assets, end of period (in millions)	$ 1,269	$ 1,255	$ 2,692	$ 2,417	$ 1,972	$ 1,941
Portfolio turnover rate	76% A	80%	75%	62%	93%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.12 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 889,900
Unrealized depreciation	(397,418)
Net unrealized appreciation (depreciation)	$ 492,482
Cost for federal income tax purposes	$ 6,602,733

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,809,015 and $3,538,116, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,838	$ 64
Class T	.25%	.25%	9,081	83
Class B	.75%	.25%	3,476	2,612
Class C	.75%	.25%	1,729	87
			$ 16,124	$ 2,846

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 61
Class T	51
Class B*	590
Class C*	8
$ 710

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,042	.28*
Class T	3,954	.22*
Class B	1,208	.35*
Class C	555	.32*
Institutional Class	1,174	.18*
	$ 8,933

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,907	4.66%	$ 17

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $483.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $835 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 22
Class T	47
Class B	1
Class C	3
$ 73

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	8,094	12,377	$ 398,895	$ 558,075
Shares redeemed	(5,168)	(9,044)	(254,006)	(407,461)
Net increase (decrease)	2,926	3,333	$ 144,889	$ 150,614
Class T
Shares sold	5,191	13,921	$ 256,246	$ 627,022
Shares redeemed	(17,418)	(47,702)	(859,214)	(2,143,932)
Net increase (decrease)	(12,227)	(33,781)	$ (602,968)	$ (1,516,910)
Class B
Shares sold	237	627	$ 10,981	$ 26,518
Shares redeemed	(4,377)	(8,181)	(202,521)	(347,327)
Net increase (decrease)	(4,140)	(7,554)	$ (191,540)	$ (320,809)
Class C
Shares sold	323	928	$ 15,218	$ 39,950
Shares redeemed	(1,481)	(4,271)	(69,653)	(184,004)
Net increase (decrease)	(1,158)	(3,343)	$ (54,435)	$ (144,054)
Institutional Class
Shares sold	3,507	9,036	$ 182,886	$ 427,185
Shares redeemed	(3,456)	(42,096)	(180,644)	(1,996,105)
Net increase (decrease)	51	(33,060)	$ 2,242	$ (1,568,920)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Equity Growth Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPG-USAN-0706
1.786783.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Equity Growth
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,007.30	$ 5.55
HypotheticalA	$ 1,000.00	$ 1,019.40	$ 5.59
Class T
Actual	$ 1,000.00	$ 1,006.20	$ 6.55
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.59
Class B
Actual	$ 1,000.00	$ 1,002.90	$ 9.69
HypotheticalA	$ 1,000.00	$ 1,015.26	$ 9.75
Class C
Actual	$ 1,000.00	$ 1,003.30	$ 9.54
HypotheticalA	$ 1,000.00	$ 1,015.41	$ 9.60
Institutional Class
Actual	$ 1,000.00	$ 1,008.80	$ 3.86
HypotheticalA	$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.11%
Class T	1.31%
Class B	1.94%
Class C	1.91%
Institutional Class	.77%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.5	4.4
Johnson & Johnson	3.2	3.1
Wal-Mart Stores, Inc.	2.9	2.8
Microsoft Corp.	2.4	4.3
PepsiCo, Inc.	2.1	2.1
Amgen, Inc.	2.0	1.9
Google, Inc. Class A (sub. vtg.)	2.0	1.4
QUALCOMM, Inc.	1.8	1.6
Altria Group, Inc.	1.6	1.3
American International Group, Inc.	1.5	2.2
	24.0
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.8	28.3
Health Care	17.5	16.0
Consumer Staples	14.5	13.7
Industrials	12.7	13.6
Financials	9.8	8.2
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 99.4%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	13.0%	** Foreign investments	10.4%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.8%
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	818,800	$ 34,291
Household Durables - 0.9%
Garmin Ltd. (d)	248,780	23,209
Sony Corp. sponsored ADR	922,400	41,665
		64,874
Internet & Catalog Retail - 0.4%
NutriSystem, Inc. (a)(d)	434,100	29,484
Media - 2.6%
Comcast Corp. Class A (special) (a)	706,600	22,611
Lamar Advertising Co. Class A (a)	667,960	36,417
Omnicom Group, Inc.	731,900	69,611
The Walt Disney Co.	1,783,800	54,406
		183,045
Multiline Retail - 0.8%
Dollar Tree Stores, Inc. (a)	1,258,600	33,265
Fred's, Inc. Class A	1,431,761	20,846
		54,111
Specialty Retail - 3.6%
Bed Bath & Beyond, Inc. (a)	685,200	24,098
Best Buy Co., Inc.	1,222,875	64,812
Circuit City Stores, Inc.	1,267,500	38,088
Home Depot, Inc.	1,185,400	45,187
Staples, Inc.	1,994,750	46,857
The Men's Wearhouse, Inc.	821,800	27,834
		246,876
TOTAL CONSUMER DISCRETIONARY		612,681
CONSUMER STAPLES - 14.5%
Beverages - 3.0%
Brown-Forman Corp. Class B (non-vtg.)	322,100	24,576
Diageo PLC sponsored ADR	556,250	36,818
PepsiCo, Inc.	2,468,585	149,251
		210,645
Food & Staples Retailing - 5.0%
CVS Corp.	1,671,600	46,638
Rite Aid Corp. (a)	3,737,300	17,565
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	4,133,400	$ 200,263
Walgreen Co.	2,090,400	84,870
		349,336
Food Products - 1.9%
Campbell Soup Co.	990,300	34,849
Gold Kist, Inc. Delaware (a)	277,200	4,155
Groupe Danone	88,600	10,692
Groupe Danone sponsored ADR (d)	891,500	22,662
Pilgrims Pride Corp. Class B	142,462	3,851
Sanderson Farms, Inc. (d)	134,000	4,103
Tyson Foods, Inc. Class A	1,619,200	25,923
Unilever NV (NY Shares)	1,281,600	29,003
		135,238
Household Products - 1.4%
Church & Dwight Co., Inc.	771,500	27,890
Colgate-Palmolive Co.	1,128,600	68,100
		95,990
Personal Products - 1.0%
Avon Products, Inc.	2,204,490	69,882
Tobacco - 2.2%
Altria Group, Inc.	1,517,000	109,755
British American Tobacco PLC	1,730,833	43,098
		152,853
TOTAL CONSUMER STAPLES		1,013,944
ENERGY - 8.4%
Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	908,230	78,380
Halliburton Co.	975,500	72,763
National Oilwell Varco, Inc. (a)	708,500	46,804
Noble Corp.	143,100	9,950
Schlumberger Ltd. (NY Shares)	1,099,200	72,075
Smith International, Inc.	638,800	26,165
Weatherford International Ltd. (a)	572,000	29,767
		335,904
Oil, Gas & Consumable Fuels - 3.6%
Arch Coal, Inc.	516,600	24,983
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BG Group PLC sponsored ADR	461,600	$ 30,904
CONSOL Energy, Inc.	345,600	30,499
Denbury Resources, Inc. (a)	296,000	9,354
Encore Acquisition Co. (a)	344,088	9,139
Energy Partners Ltd. (a)	451,700	9,576
EOG Resources, Inc.	244,100	16,028
Houston Exploration Co. (a)	206,100	10,983
Hugoton Royalty Trust	32,904	911
Massey Energy Co.	269,600	10,061
Peabody Energy Corp.	711,900	44,380
Quicksilver Resources, Inc. (a)	167,600	5,878
Sasol Ltd. sponsored ADR (d)	654,900	25,129
Ultra Petroleum Corp. (a)	116,500	6,705
XTO Energy, Inc.	376,700	15,528
		250,058
TOTAL ENERGY		585,962
FINANCIALS - 9.8%
Capital Markets - 2.9%
Daiwa Securities Group, Inc.	670,000	8,301
E*TRADE Financial Corp. (a)	1,069,600	25,959
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	874,600	21,052
Lazard Ltd. Class A	96,500	3,829
Merrill Lynch & Co., Inc.	459,100	33,243
Nomura Holdings, Inc.	614,200	12,100
State Street Corp.	758,400	47,097
UBS AG (NY Shares)	459,100	51,979
		203,560
Commercial Banks - 0.4%
Standard Chartered PLC (United Kingdom)	1,169,260	28,710
Consumer Finance - 1.4%
American Express Co.	1,770,112	96,223
Diversified Financial Services - 0.5%
African Bank Investments Ltd.	2,132,632	9,053
FirstRand Ltd.	9,360,690	24,605
		33,658
Insurance - 3.5%
ACE Ltd.	106,000	5,488
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	1,499,400	$ 70,172
American International Group, Inc.	1,783,199	108,418
Aspen Insurance Holdings Ltd.	296,700	6,429
Axis Capital Holdings Ltd.	282,500	7,402
Platinum Underwriters Holdings Ltd.	162,400	4,375
Prudential Financial, Inc.	470,500	35,829
The St. Paul Travelers Companies, Inc.	170,400	7,501
		245,614
Real Estate Management & Development - 0.7%
Mitsui Fudosan Co. Ltd.	1,123,000	23,122
Tokyo Tatemono Co. Ltd. (a)	2,315,000	24,665
		47,787
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp.	753,000	28,825
TOTAL FINANCIALS		684,377
HEALTH CARE - 17.5%
Biotechnology - 5.3%
Amgen, Inc. (a)	2,087,490	141,093
Amylin Pharmaceuticals, Inc. (a)(d)	936,475	42,563
Genentech, Inc. (a)	1,007,900	83,615
ImClone Systems, Inc. (a)(d)	1,073,100	42,924
OSI Pharmaceuticals, Inc. (a)	334,344	9,569
PDL BioPharma, Inc. (a)	998,089	20,211
Tanox, Inc. (a)(d)	1,501,500	21,456
Telik, Inc. (a)(d)	183,800	2,937
Theravance, Inc. (a)	276,300	6,609
		370,977
Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	1,935,200	72,957
Becton, Dickinson & Co.	844,600	51,039
Boston Scientific Corp. (a)	1,272,000	26,305
C.R. Bard, Inc.	450,900	33,371
		183,672
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	634,200	42,434
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	915,900	$ 46,372
Medco Health Solutions, Inc. (a)	840,400	45,298
		134,104
Pharmaceuticals - 7.7%
Allergan, Inc.	531,600	50,406
Johnson & Johnson	3,662,680	220,567
Kos Pharmaceuticals, Inc. (a)	155,900	6,690
Merck & Co., Inc.	2,071,300	68,954
Pfizer, Inc.	1,452,700	34,371
Schering-Plough Corp.	3,456,100	65,873
Sepracor, Inc. (a)	169,400	8,770
Wyeth	1,759,960	80,501
		536,132
TOTAL HEALTH CARE		1,224,885
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.4%
BAE Systems PLC	2,484,500	17,748
EADS NV (d)	776,064	27,652
Precision Castparts Corp.	397,352	22,899
Rolls-Royce Group PLC	3,781,471	29,205
		97,504
Air Freight & Logistics - 1.1%
FedEx Corp.	716,900	78,336
Commercial Services & Supplies - 1.8%
Cintas Corp.	1,168,140	49,482
Equifax, Inc.	836,300	30,174
Herman Miller, Inc.	628,170	18,355
Monster Worldwide, Inc. (a)	522,747	25,547
		123,558
Industrial Conglomerates - 5.0%
General Electric Co.	9,212,270	315,609
Textron, Inc.	369,100	33,562
		349,171
Machinery - 1.3%
Deere & Co.	582,900	49,896
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc.	769,534	$ 41,355
Watts Water Technologies, Inc. Class A	112,300	3,850
		95,101
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	329,200	25,483
Canadian National Railway Co.	237,000	10,491
CSX Corp.	366,300	24,513
Norfolk Southern Corp.	591,900	31,229
Union Pacific Corp.	306,100	28,406
		120,122
Trading Companies & Distributors - 0.4%
UAP Holding Corp.	1,096,237	25,871
TOTAL INDUSTRIALS		889,663
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 5.2%
Avaya, Inc. (a)	2,555,902	30,185
Cisco Systems, Inc. (a)	1,048,000	20,625
Corning, Inc. (a)	3,051,000	73,987
Harris Corp.	690,700	28,125
Juniper Networks, Inc. (a)	2,278,700	36,300
Motorola, Inc.	995,600	20,997
Nortel Networks Corp. (a)	9,858,200	23,447
QUALCOMM, Inc.	2,836,400	128,234
		361,900
Computers & Peripherals - 4.3%
Apple Computer, Inc. (a)	1,373,466	82,092
Dell, Inc. (a)	3,136,814	79,612
Hewlett-Packard Co.	670,000	21,695
Lexmark International, Inc. Class A (a)	815,400	46,682
Network Appliance, Inc. (a)	1,121,985	35,904
Sun Microsystems, Inc. (a)	7,275,328	33,903
		299,888
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	884,400	30,857
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Amphenol Corp. Class A	728,318	$ 40,458
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,464,456	34,858
		106,173
Internet Software & Services - 3.5%
aQuantive, Inc. (a)	982,687	24,361
Bankrate, Inc. (a)	109,000	4,965
Digitas, Inc. (a)	1,216,893	15,832
eBay, Inc. (a)	1,789,600	58,717
Google, Inc. Class A (sub. vtg.) (a)	366,700	136,346
VeriSign, Inc. (a)	317,100	7,119
		247,340
IT Services - 2.4%
Cognizant Technology Solutions Corp. Class A (a)	298,600	17,617
First Data Corp.	1,937,000	89,315
Hewitt Associates, Inc. Class A (a)	791,000	21,064
Nomura Research Institute Ltd.	201,300	24,000
Satyam Computer Services Ltd. sponsored ADR	416,200	13,389
		165,385
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	253,400	7,828
Applied Materials, Inc.	1,277,803	21,608
MEMC Electronic Materials, Inc. (a)	787,200	27,568
PMC-Sierra, Inc. (a)	2,477,691	23,885
Samsung Electronics Co. Ltd.	55,920	35,862
Xilinx, Inc.	1,121,968	29,171
		145,922
Software - 4.8%
Citrix Systems, Inc. (a)	141,656	5,323
Microsoft Corp.	7,541,924	170,825
NAVTEQ Corp. (a)	850,700	35,517
Nippon System Development Co. Ltd.	757,100	24,642
Red Hat, Inc. (a)	1,045,058	27,401
SAP AG sponsored ADR	726,500	38,236
Take-Two Interactive Software, Inc. (a)(d)	2,291,650	37,331
		339,275
TOTAL INFORMATION TECHNOLOGY		1,665,883
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 2.2%
Chemicals - 2.2%
Ashland, Inc.	479,400	$ 29,963
Chemtura Corp.	1,501,762	14,762
Monsanto Co.	799,300	67,269
Syngenta AG sponsored ADR	1,120,900	30,892
Tokuyama Corp.	485,000	7,357
		150,243
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	669,500	17,447
BellSouth Corp.	615,100	20,772
Embarq Corp. (a)	84,051	3,502
Verizon Communications, Inc.	1,162,600	36,285
		78,006
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp.	1,681,028	35,655
Vodafone Group PLC sponsored ADR	307,500	7,073
		42,728
TOTAL TELECOMMUNICATION SERVICES		120,734
TOTAL COMMON STOCKS (Cost $6,425,524)		6,948,372
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	72,500	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e)	664,000	0
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B (Cost $4,960)	155,851,659	$ 305
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 5.03% (b)	75,923,482	75,923
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	68,411,341	68,411
TOTAL MONEY MARKET FUNDS (Cost $144,334)		144,334
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.9%, dated 5/31/06 due 6/1/06) (Cost $2,204)	$ 2,204	2,204

TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $6,577,022)		7,095,215

NET OTHER ASSETS - (1.5)%		(106,346)
NET ASSETS - 100%		$ 6,988,869
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,052,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,088
GeneProt, Inc. Series A	7/7/00	$ 3,595
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06 - 5/31/06	$ 21,695
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 925
Fidelity Securities Lending Cash Central Fund	483
Total	$ 1,408
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.0%
United Kingdom	3.1%
Japan	2.4%
Switzerland	1.2%
Netherlands Antilles	1.0%
Others (individually less than 1%)	5.3%
100.0%
Income Tax Information
At November 30, 2005, the fund had a capital loss carryforward of approximately $2,291,869,000 of which $55,892,000 and $2,235,977,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $67,808 and repurchase agreements of $2,204) - See accompanying schedule: Unaffiliated issuers (cost $6,432,688)	$ 6,950,881
Affiliated Central Funds (cost $144,334)	144,334
Total Investments (cost $6,577,022)		$ 7,095,215
Cash		9
Foreign currency held at value (cost $393)		423
Receivable for investments sold		14,578
Receivable for fund shares sold		11,896
Dividends receivable		9,431
Interest receivable		348
Prepaid expenses		21
Other affiliated receivables		97
Other receivables		284
Total assets		7,132,302

Liabilities
Payable for investments purchased	$ 40,573
Payable for fund shares redeemed	26,655
Accrued management fee	3,368
Distribution fees payable	2,510
Other affiliated payables	1,778
Other payables and accrued expenses	138
Collateral on securities loaned, at value	68,411
Total liabilities		143,433

Net Assets		$ 6,988,869
Net Assets consist of:
Paid in capital		$ 8,643,178
Accumulated net investment loss		(2,029)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,170,544)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		518,264
Net Assets		$ 6,988,869

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,537,091 ÷ 31,764.9 shares)	$ 48.39

Maximum offering price per share (100/94.25 of $48.39)	$ 51.34
Class T: Net Asset Value and redemption price per share ($3,289,254 ÷ 67,890.0 shares)	$ 48.45

Maximum offering price per share (100/96.50 of $48.45)	$ 50.21
Class B: Net Asset Value and offering price per share ($580,541 ÷ 12,808.5 shares)A	$ 45.32

Class C: Net Asset Value and offering price per share ($312,868 ÷ 6,797.4 shares)A	$ 46.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,269,115 ÷ 24,733.5 shares)	$ 51.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 42,778
Interest		17
Income from affiliated Central Funds		1,408
Total income		44,203

Expenses
Management fee	$ 21,053
Transfer agent fees	8,933
Distribution fees	16,124
Accounting and security lending fees	632
Independent trustees' compensation	15
Appreciation in deferred trustee compensation account	9
Custodian fees and expenses	139
Registration fees	110
Audit	45
Legal	62
Interest	17
Miscellaneous	(269)
Total expenses before reductions	46,870
Expense reductions	(908)	45,962
Net investment income (loss)		(1,759)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,920
Foreign currency transactions	(140)
Total net realized gain (loss)		167,780
Change in net unrealized appreciation (depreciation) on: Investment securities	(104,820)
Assets and liabilities in foreign currencies	79
Total change in net unrealized appreciation (depreciation)		(104,741)
Net gain (loss)		63,039
Net increase (decrease) in net assets resulting from operations		$ 61,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,759)	$ (24,817)
Net realized gain (loss)	167,780	688,409
Change in net unrealized appreciation (depreciation)	(104,741)	(17,021)
Net increase (decrease) in net assets resulting from operations	61,280	646,571
Share transactions - net increase (decrease)	(701,812)	(3,400,079)
Total increase (decrease) in net assets	(640,532)	(2,753,508)

Net Assets
Beginning of period	7,629,401	10,382,909
End of period (including accumulated net investment loss of $2,029 and accumulated net investment loss of $270, respectively)	$ 6,988,869	$ 7,629,401

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 48.04	$ 44.21	$ 43.05	$ 36.42	$ 47.97	$ 62.16
Income from Investment Operations
Net investment income (loss) E	.02	(.06)	- F, H	(.06)	(.12)	(.11)
Net realized and unrealized gain (loss)	.33	3.89	1.16	6.69	(11.43)	(10.63)
Total from investment operations	.35	3.83	1.16	6.63	(11.55)	(10.74)
Distributions from net realized gain	-	-	-	-	-	(3.45)
Net asset value, end of period	$ 48.39	$ 48.04	$ 44.21	$ 43.05	$ 36.42	$ 47.97
Total Return B, C, D	.73%	8.66%	2.69%	18.20%	(24.08)%	(18.27)%
Ratios to Average Net Assets G
Expenses before reductions	1.11% A	1.14%	1.15%	1.18%	1.20%	1.12%
Expenses net of fee waivers, if any	1.11% A	1.14%	1.15%	1.18%	1.20%	1.12%
Expenses net of all reductions	1.09% A	1.10%	1.11%	1.14%	1.12%	1.09%
Net investment income (loss)	.10% A	(.14)%	.01%	(.17)%	(.29)%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,537	$ 1,386	$ 1,127	$ 770	$ 560	$ 613
Portfolio turnover rate	76% A	80%	75%	62%	93%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 48.15	$ 44.39	$ 43.31	$ 36.71	$ 48.42	$ 62.88
Income from Investment Operations
Net investment income (loss) E	(.02)	(.15)	(.08) F	(.13)	(.19)	(.20)
Net realized and unrealized gain (loss)	.32	3.91	1.16	6.73	(11.52)	(10.81)
Total from investment operations	.30	3.76	1.08	6.60	(11.71)	(11.01)
Distributions from net realized gain	-	-	-	-	-	(3.45)
Net asset value, end of period	$ 48.45	$ 48.15	$ 44.39	$ 43.31	$ 36.71	$ 48.42
Total Return B, C, D	.62%	8.47%	2.49%	17.98%	(24.18) %	(18.51)%
Ratios to Average Net Assets G
Expenses before reductions	1.31% A	1.33%	1.33%	1.36%	1.36%	1.29%
Expenses net of fee waivers, if any	1.31% A	1.33%	1.33%	1.36%	1.36%	1.29%
Expenses net of all reductions	1.28% A	1.29%	1.30%	1.32%	1.28%	1.26%
Net investment income (loss)	(.09)% A	(.34)%	(.18)%	(.35)%	(.45)%	(.37)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,289	$ 3,858	$ 5,055	$ 5,425	$ 4,792	$ 7,120
Portfolio turnover rate	76% A	80%	75%	62%	93%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.12 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 41.91	$ 41.15	$ 35.08	$ 46.55	$ 60.93
Income from Investment Operations
Net investment income (loss) E	(.17)	(.41)	(.33) F	(.33)	(.42)	(.50)
Net realized and unrealized gain (loss)	.30	3.69	1.09	6.40	(11.05)	(10.43)
Total from investment operations	.13	3.28	.76	6.07	(11.47)	(10.93)
Distributions from net realized gain	-	-	-	-	-	(3.45)
Net asset value, end of period	$ 45.32	$ 45.19	$ 41.91	$ 41.15	$ 35.08	$ 46.55
Total Return B, C, D	.29%	7.83%	1.85%	17.30%	(24.64)%	(18.99)%
Ratios to Average Net Assets G
Expenses before reductions	1.94% A	1.96%	2.02%	2.03%	1.99%	1.90%
Expenses net of fee waivers, if any	1.94% A	1.95%	1.95%	1.95%	1.95%	1.90%
Expenses net of all reductions	1.91% A	1.91%	1.92%	1.91%	1.88%	1.87%
Net investment income (loss)	(.72)% A	(.96)%	(.80)%	(.94)%	(1.05)%	(.98)%
Supplemental Data
Net assets, end of period (in millions)	$ 581	$ 766	$ 1,027	$ 1,205	$ 1,135	$ 1,775
Portfolio turnover rate	76% A	80%	75%	62%	93%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 45.88	$ 42.55	$ 41.77	$ 35.61	$ 47.23	$ 61.75
Income from Investment Operations
Net investment income (loss) E	(.16)	(.41)	(.33) F	(.34)	(.41)	(.47)
Net realized and unrealized gain (loss)	.31	3.74	1.11	6.50	(11.21)	(10.60)
Total from investment operations	.15	3.33	.78	6.16	(11.62)	(11.07)
Distributions from net realized gain	-	-	-	-	-	(3.45)
Net asset value, end of period	$ 46.03	$ 45.88	$ 42.55	$ 41.77	$ 35.61	$ 47.23
Total Return B, C, D	.33%	7.83%	1.87%	17.30%	(24.60)%	(18.97)%
Ratios to Average Net Assets G
Expenses before reductions	1.91% A	1.94%	1.93%	1.94%	1.92%	1.84%
Expenses net of fee waivers, if any	1.91% A	1.94%	1.93%	1.94%	1.92%	1.84%
Expenses net of all reductions	1.89% A	1.90%	1.90%	1.90%	1.85%	1.81%
Net investment income (loss)	(.70)% A	(.95)%	(.78)%	(.93)%	(1.02)%	(.92)%
Supplemental Data
Net assets, end of period (in millions)	$ 313	$ 365	$ 481	$ 547	$ 504	$ 757
Portfolio turnover rate	76% A	80%	75%	62%	93%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 50.86	$ 46.63	$ 45.24	$ 38.11	$ 49.97	$ 64.43
Income from Investment Operations
Net investment income (loss) D	.12	.10	.18 E	.10	.06	.09
Net realized and unrealized gain (loss)	.33	4.13	1.21	7.03	(11.92)	(11.10)
Total from investment operations	.45	4.23	1.39	7.13	(11.86)	(11.01)
Distributions from net realized gain	-	-	-	-	-	(3.45)
Net asset value, end of period	$ 51.31	$ 50.86	$ 46.63	$ 45.24	$ 38.11	$ 49.97
Total Return B, C	.88%	9.07%	3.07%	18.71%	(23.73)%	(18.04)%
Ratios to Average Net Assets F
Expenses before reductions	.77% A	.79%	.76%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.77% A	.79%	.76%	.76%	.76%	.75%
Expenses net of all reductions	.75% A	.75%	.73%	.72%	.68%	.72%
Net investment income (loss)	.44% A	.21%	.39%	.25%	.15%	.17%
Supplemental Data
Net assets, end of period (in millions)	$ 1,269	$ 1,255	$ 2,692	$ 2,417	$ 1,972	$ 1,941
Portfolio turnover rate	76% A	80%	75%	62%	93%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.12 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 889,900
Unrealized depreciation	(397,418)
Net unrealized appreciation (depreciation)	$ 492,482
Cost for federal income tax purposes	$ 6,602,733

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,809,015 and $3,538,116, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,838	$ 64
Class T	.25%	.25%	9,081	83
Class B	.75%	.25%	3,476	2,612
Class C	.75%	.25%	1,729	87
			$ 16,124	$ 2,846

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 61
Class T	51
Class B*	590
Class C*	8
$ 710

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,042	.28*
Class T	3,954	.22*
Class B	1,208	.35*
Class C	555	.32*
Institutional Class	1,174	.18*
	$ 8,933

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,907	4.66%	$ 17

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $483.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $835 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 22
Class T	47
Class B	1
Class C	3
$ 73

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	8,094	12,377	$ 398,895	$ 558,075
Shares redeemed	(5,168)	(9,044)	(254,006)	(407,461)
Net increase (decrease)	2,926	3,333	$ 144,889	$ 150,614
Class T
Shares sold	5,191	13,921	$ 256,246	$ 627,022
Shares redeemed	(17,418)	(47,702)	(859,214)	(2,143,932)
Net increase (decrease)	(12,227)	(33,781)	$ (602,968)	$ (1,516,910)
Class B
Shares sold	237	627	$ 10,981	$ 26,518
Shares redeemed	(4,377)	(8,181)	(202,521)	(347,327)
Net increase (decrease)	(4,140)	(7,554)	$ (191,540)	$ (320,809)
Class C
Shares sold	323	928	$ 15,218	$ 39,950
Shares redeemed	(1,481)	(4,271)	(69,653)	(184,004)
Net increase (decrease)	(1,158)	(3,343)	$ (54,435)	$ (144,054)
Institutional Class
Shares sold	3,507	9,036	$ 182,886	$ 427,185
Shares redeemed	(3,456)	(42,096)	(180,644)	(1,996,105)
Net increase (decrease)	51	(33,060)	$ 2,242	$ (1,568,920)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Equity Growth Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPGI-USAN-0706
1.786784.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,040.60	$ 5.04
Hypothetical A	$ 1,000.00	$ 1,020.00	$ 4.99
Class T
Actual	$ 1,000.00	$ 1,039.30	$ 6.10
Hypothetical A	$ 1,000.00	$ 1,018.95	$ 6.04
Class B
Actual	$ 1,000.00	$ 1,036.20	$ 9.29
Hypothetical A	$ 1,000.00	$ 1,015.81	$ 9.20
	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class C
Actual	$ 1,000.00	$ 1,036.30	$ 8.99
Hypothetical A	$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class
Actual	$ 1,000.00	$ 1,041.80	$ 3.51
Hypothetical A	$ 1,000.00	$ 1,021.49	$ 3.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.99%
Class T	1.20%
Class B	1.83%
Class C	1.77%
Institutional Class	.69%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.4	5.0
American International Group, Inc.	3.1	3.3
Citigroup, Inc.	2.7	3.1
Bank of America Corp.	2.6	2.4
JPMorgan Chase & Co.	2.2	1.4
BellSouth Corp.	1.9	1.9
Altria Group, Inc.	1.8	1.5
Freddie Mac	1.7	1.3
International Business Machines Corp.	1.7	1.8
Chevron Corp.	1.5	1.4
	24.6
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	25.6
Energy	14.0	12.4
Industrials	12.4	10.2
Information Technology	11.5	13.8
Consumer Discretionary	10.9	12.7
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 99.8%		Stocks 99.5%
	Convertible Securities 0.0%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.0%
* Foreign investments	3.5%	** Foreign investments	4.4%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 0.2%
Harley-Davidson, Inc.	280,000	$ 13,958
Hotels, Restaurants & Leisure - 0.4%
California Pizza Kitchen, Inc. (a)	300,000	8,703
McDonald's Corp.	140,000	4,644
OSI Restaurant Partners, Inc.	360,000	13,205
		26,552
Household Durables - 0.5%
D.R. Horton, Inc.	439,999	11,598
Fortune Brands, Inc.	80,000	5,920
Leggett & Platt, Inc.	140,000	3,555
Lennar Corp. Class A	140,000	6,707
Mohawk Industries, Inc. (a)	40,000	2,948
		30,728
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	360,000	8,680
Media - 5.6%
Belo Corp. Series A	1,200,000	20,736
CBS Corp. Class B	600,000	15,546
Dow Jones & Co., Inc.	1,000,000	34,580
E.W. Scripps Co. Class A	220,000	10,182
Gannett Co., Inc.	320,000	17,283
McGraw-Hill Companies, Inc.	240,000	12,384
Meredith Corp.	620,000	31,031
News Corp. Class A	1,000,000	19,070
Omnicom Group, Inc.	780,000	74,186
The Walt Disney Co.	1,300,000	39,650
Time Warner, Inc.	3,900,000	67,119
Tribune Co. (d)	500,000	14,920
Viacom, Inc. Class B (non-vtg.) (a)	600,000	22,650
		379,337
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	600,000	15,858
Target Corp.	460,000	22,503
		38,361
Specialty Retail - 2.7%
AnnTaylor Stores Corp. (a)	1,400,000	53,844
Bed Bath & Beyond, Inc. (a)	280,000	9,848
Big 5 Sporting Goods Corp. (e)	1,220,000	25,815
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Hibbett Sporting Goods, Inc. (a)	320,000	$ 8,275
Home Depot, Inc.	660,000	25,159
Maidenform Brands, Inc. (d)	500,000	6,200
OfficeMax, Inc.	400,000	16,532
RadioShack Corp.	680,000	11,438
Sherwin-Williams Co.	400,000	19,348
Tiffany & Co., Inc.	200,000	6,838
		183,297
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	1,220,000	47,177
NIKE, Inc. Class B	80,000	6,425
		53,602
TOTAL CONSUMER DISCRETIONARY		734,515
CONSUMER STAPLES - 9.7%
Beverages - 1.7%
Anheuser-Busch Companies, Inc.	660,000	30,122
PepsiCo, Inc.	280,000	16,929
The Coca-Cola Co.	1,500,000	66,045
		113,096
Food & Staples Retailing - 2.3%
CVS Corp.	1,000,000	27,900
Nash-Finch Co. (d)	300,000	6,969
Safeway, Inc.	900,000	21,222
Wal-Mart Stores, Inc.	2,000,000	96,900
		152,991
Food Products - 1.2%
Hershey Co.	200,000	11,382
Kellogg Co.	180,000	8,478
McCormick & Co., Inc. (non-vtg.)	1,300,000	44,785
Sanderson Farms, Inc. (d)	200,000	6,124
Wm. Wrigley Jr. Co.	200,000	9,144
		79,913
Household Products - 1.5%
Colgate-Palmolive Co.	560,000	33,790
Kimberly-Clark Corp.	1,120,000	67,950
		101,740
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 1.2%
Alberto-Culver Co.	900,000	$ 41,859
Avon Products, Inc.	820,000	25,994
Estee Lauder Companies, Inc. Class A	240,000	9,826
		77,679
Tobacco - 1.8%
Altria Group, Inc.	1,700,000	122,995
TOTAL CONSUMER STAPLES		648,414
ENERGY - 14.0%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	440,000	37,972
BJ Services Co.	2,100,000	76,965
ENSCO International, Inc.	340,000	16,997
Halliburton Co.	1,000,000	74,590
Nabors Industries Ltd. (a)	400,000	14,364
National Oilwell Varco, Inc. (a)	518,506	34,253
Schlumberger Ltd. (NY Shares)	840,000	55,079
		310,220
Oil, Gas & Consumable Fuels - 9.4%
Apache Corp.	140,000	9,083
BP PLC sponsored ADR	1,100,000	77,770
Chevron Corp.	1,720,000	102,839
ConocoPhillips	760,000	48,100
Exxon Mobil Corp.	5,920,000	360,585
Teekay Shipping Corp.	140,000	5,215
Valero Energy Corp.	460,000	28,221
		631,813
TOTAL ENERGY		942,033
FINANCIALS - 25.2%
Capital Markets - 3.7%
Bank of New York Co., Inc.	580,000	19,273
Goldman Sachs Group, Inc.	140,000	21,133
Lehman Brothers Holdings, Inc.	240,000	15,986
Merrill Lynch & Co., Inc.	1,300,000	94,133
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,000,000	$ 59,620
State Street Corp.	660,000	40,986
		251,131
Commercial Banks - 3.3%
U.S. Bancorp, Delaware	900,000	27,783
Wachovia Corp.	1,800,000	96,300
Wells Fargo & Co.	1,500,000	99,555
		223,638
Consumer Finance - 0.9%
American Express Co.	1,080,000	58,709
Diversified Financial Services - 7.5%
Bank of America Corp.	3,600,000	174,240
Citigroup, Inc.	3,600,000	177,480
JPMorgan Chase & Co.	3,500,000	149,240
		500,960
Insurance - 7.2%
ACE Ltd.	400,000	20,708
AFLAC, Inc.	280,000	13,104
Allstate Corp.	360,000	19,804
American International Group, Inc.	3,400,000	206,720
Hartford Financial Services Group, Inc.	700,000	61,558
Marsh & McLennan Companies, Inc.	1,700,000	47,651
MBIA, Inc.	280,000	15,996
PartnerRe Ltd.	156,998	9,643
The Chubb Corp.	520,000	26,276
The St. Paul Travelers Companies, Inc.	1,400,000	61,628
		483,088
Real Estate Investment Trusts - 0.4%
Duke Realty Corp.	280,000	9,503
General Growth Properties, Inc.	380,000	16,629
		26,132
Thrifts & Mortgage Finance - 2.2%
Fannie Mae	720,000	35,820
Freddie Mac	1,900,000	114,076
		149,896
TOTAL FINANCIALS		1,693,554
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 8.1%
Biotechnology - 0.2%
Biogen Idec, Inc. (a)	320,000	$ 14,922
Health Care Equipment & Supplies - 2.0%
Bausch & Lomb, Inc. (d)	420,000	20,643
Baxter International, Inc.	1,200,550	45,261
Becton, Dickinson & Co.	500,000	30,215
C.R. Bard, Inc.	240,000	17,762
Cooper Companies, Inc.	180,000	8,523
Dade Behring Holdings, Inc.	120,000	4,470
Stryker Corp.	100,000	4,390
		131,264
Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	200,000	8,718
Caremark Rx, Inc.	140,000	6,716
Health Management Associates, Inc. Class A	820,000	17,097
Health Net, Inc. (a)	580,000	24,952
Medco Health Solutions, Inc. (a)	124,720	6,722
Omnicare, Inc.	260,000	12,054
Quest Diagnostics, Inc.	100,000	5,574
UnitedHealth Group, Inc.	580,000	25,497
WellPoint, Inc. (a)	140,000	10,021
		117,351
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. (a)	400,000	16,016
Pharmaceuticals - 3.9%
Abbott Laboratories	280,000	11,956
Johnson & Johnson	1,440,000	86,717
Merck & Co., Inc.	1,800,000	59,922
Pfizer, Inc.	3,100,000	73,346
Wyeth	720,000	32,933
		264,874
TOTAL HEALTH CARE		544,427
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.7%
EADS NV (d)	380,000	13,540
Honeywell International, Inc.	1,700,000	70,006
Lockheed Martin Corp.	420,000	30,446
Northrop Grumman Corp.	220,000	14,230
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	400,000	$ 33,300
United Technologies Corp.	320,000	20,006
		181,528
Air Freight & Logistics - 0.9%
FedEx Corp.	80,000	8,742
United Parcel Service, Inc. Class B	660,000	53,163
		61,905
Airlines - 0.2%
Southwest Airlines Co.	600,000	9,660
UAL Corp. (a)	160,000	4,709
		14,369
Building Products - 0.9%
Masco Corp.	2,000,000	62,040
Commercial Services & Supplies - 0.9%
Aramark Corp. Class B	1,020,000	33,405
Cendant Corp.	600,000	9,702
Mine Safety Appliances Co.	200,000	8,242
Waste Management, Inc.	240,000	8,789
		60,138
Construction & Engineering - 0.3%
Fluor Corp.	200,000	17,532
Electrical Equipment - 0.1%
Hubbell, Inc. Class B	100,000	5,035
Industrial Conglomerates - 3.6%
3M Co.	940,000	78,640
General Electric Co.	3,000,000	102,780
Teleflex, Inc.	140,000	8,588
Tyco International Ltd.	2,000,000	54,220
		244,228
Machinery - 2.0%
Caterpillar, Inc.	160,000	11,672
Illinois Tool Works, Inc.	1,140,000	56,601
Ingersoll-Rand Co. Ltd. Class A	420,000	18,316
Kaydon Corp. (d)	200,000	8,346
SPX Corp.	780,000	41,036
		135,971
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	560,000	$ 43,350
Union Pacific Corp.	100,000	9,280
		52,630
TOTAL INDUSTRIALS		835,376
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	1,600,000	31,488
Lucent Technologies, Inc. (a)	2,100,000	5,355
Motorola, Inc.	1,060,000	22,355
		59,198
Computers & Peripherals - 3.0%
Brocade Communications Systems, Inc. (a)	1,100,000	6,721
Hewlett-Packard Co.	1,500,000	48,570
Hutchinson Technology, Inc. (a)	300,000	6,969
International Business Machines Corp.	1,400,000	111,860
Palm, Inc. (a)	560,000	9,229
Seagate Technology	800,000	18,680
		202,029
Electronic Equipment & Instruments - 1.1%
Arrow Electronics, Inc. (a)	200,000	6,500
Flextronics International Ltd. (a)	1,700,000	19,142
Ingram Micro, Inc. Class A (a)	500,000	8,630
Rogers Corp. (a)	140,000	7,974
Symbol Technologies, Inc.	1,400,000	16,618
Tektronix, Inc.	500,000	15,580
		74,444
IT Services - 1.1%
Automatic Data Processing, Inc.	780,000	35,467
Computer Sciences Corp. (a)	280,000	15,750
Electronic Data Systems Corp.	940,000	23,049
Total System Services, Inc.	100,000	1,807
		76,073
Office Electronics - 0.6%
Xerox Corp. (a)	2,300,000	31,579
Zebra Technologies Corp. Class A (a)	120,000	4,237
		35,816
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	600,000	$ 20,238
Applied Materials, Inc.	2,200,000	37,202
Freescale Semiconductor, Inc. Class A (a)	1,100,000	33,913
Intel Corp.	2,200,000	39,644
International Rectifier Corp. (a)	520,000	23,166
KLA-Tencor Corp.	180,000	7,387
National Semiconductor Corp.	1,100,000	28,248
Texas Instruments, Inc.	400,000	12,492
		202,290
Software - 1.8%
Cognos, Inc. (a)	240,000	7,353
Fair, Isaac & Co., Inc.	433,600	15,423
McAfee, Inc. (a)	400,000	9,460
Microsoft Corp.	2,700,000	61,155
Parametric Technology Corp. (a)	160,000	2,134
Symantec Corp. (a)	1,500,000	23,400
		118,925
TOTAL INFORMATION TECHNOLOGY		768,775
MATERIALS - 2.5%
Chemicals - 0.7%
Airgas, Inc.	200,000	7,658
Ashland, Inc.	160,000	10,000
Praxair, Inc.	480,000	25,296
		42,954
Containers & Packaging - 0.8%
Ball Corp.	160,000	5,987
Bemis Co., Inc.	780,000	23,712
Smurfit-Stone Container Corp. (a)	700,000	8,379
Temple-Inland, Inc.	380,000	16,344
		54,422
Metals & Mining - 0.8%
Alcoa, Inc.	820,000	26,010
Newmont Mining Corp.	300,000	15,645
Phelps Dodge Corp.	120,000	10,283
		51,938
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	240,000	$ 15,350
TOTAL MATERIALS		164,664
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	2,300,000	59,938
BellSouth Corp.	3,700,000	124,949
Embarq Corp. (a)	31,000	1,292
Verizon Communications, Inc.	2,000,000	62,420
		248,599
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp.	620,000	13,150
TOTAL TELECOMMUNICATION SERVICES		261,749
UTILITIES - 1.5%
Electric Utilities - 0.4%
Edison International	200,000	7,848
FirstEnergy Corp.	300,000	15,726
		23,574
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	480,000	27,504
Multi-Utilities - 0.7%
Dominion Resources, Inc.	121,698	8,833
Public Service Enterprise Group, Inc.	400,000	25,492
Wisconsin Energy Corp.	380,000	15,151
		49,476
TOTAL UTILITIES		100,554
TOTAL COMMON STOCKS (Cost $5,428,290)		6,694,061
Preferred Stocks - 0.1%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	50,000	$ 0
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	135,800	7,453
TOTAL PREFERRED STOCKS (Cost $7,025)		7,453
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 5.03% (b)	22,217,267	22,217
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	53,904,825	53,905
TOTAL MONEY MARKET FUNDS (Cost $76,122)		76,122
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $5,511,437)		6,777,636
NET OTHER ASSETS - (0.9)%		(62,856)
NET ASSETS - 100%		$ 6,714,780
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (amounts in thousands)
Fidelity Cash Central Fund	$ 595
Fidelity Securities Lending Cash Central Fund	61
Total	$ 656
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 15,418	$ 11,577	$ -	$ 162	$ 25,815
Total	$ 15,418	$ 11,577	$ -	$ 162	$ 25,815

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,880) - See accompanying schedule: Unaffiliated issuers (cost $5,409,548)	$ 6,675,699
Affiliated Central Funds (cost $76,122)	76,122
Other affiliated issuers (cost $25,767)	25,815
Total Investments (cost $5,511,437)		$ 6,777,636
Receivable for investments sold		69,918
Receivable for fund shares sold		9,616
Dividends receivable		16,679
Interest receivable		58
Prepaid expenses		17
Other affiliated receivables		50
Other receivables		71
Total assets		6,874,045

Liabilities
Payable for investments purchased	$ 63,619
Payable for fund shares redeemed	35,304
Accrued management fee	2,659
Distribution fees payable	2,184
Other affiliated payables	1,520
Other payables and accrued expenses	74
Collateral on securities loaned, at value	53,905
Total liabilities		159,265

Net Assets		$ 6,714,780
Net Assets consist of:
Paid in capital		$ 5,247,600
Undistributed net investment income		14,402
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		186,578
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,266,200
Net Assets		$ 6,714,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,297,828 ÷ 45,003 shares)	$ 28.84

Maximum offering price per share (100/94.25 of $28.84)	$ 30.60
Class T: Net Asset Value and redemption price per share ($2,879,826 ÷ 98,648 shares)	$ 29.19

Maximum offering price per share (100/96.50 of $29.19)	$ 30.25
Class B: Net Asset Value and offering price per share ($435,689 ÷ 15,077 shares)A	$ 28.90

Class C: Net Asset Value and offering price per share ($356,830 ÷ 12,329 shares)A	$ 28.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,744,607 ÷ 58,994 shares)	$ 29.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends (including $162 received from other affiliated issuers)		$ 68,402
Interest		5
Income from affiliated Central Funds		656
Total income		69,063

Expenses
Management fee	$ 16,012
Transfer agent fees	7,748
Distribution fees	13,244
Accounting and security lending fees	616
Independent trustees' compensation	14
Appreciation in deferred trustee compensation account	5
Custodian fees and expenses	47
Registration fees	150
Audit	44
Legal	54
Interest	20
Miscellaneous	(85)
Total expenses before reductions	37,869
Expense reductions	(391)	37,478
Net investment income (loss)		31,585
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	189,105
Foreign currency transactions	24
Total net realized gain (loss)		189,129
Change in net unrealized appreciation (depreciation) on: Investment securities	45,429
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		45,433
Net gain (loss)		234,562
Net increase (decrease) in net assets resulting from operations		$ 266,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,585	$ 57,190
Net realized gain (loss)	189,129	451,911
Change in net unrealized appreciation (depreciation)	45,433	126,283
Net increase (decrease) in net assets resulting from operations	266,147	635,384
Distributions to shareholders from net investment income	(31,229)	(64,978)
Distributions to shareholders from net realized gain	(383,154)	(106,854)
Total distributions	(414,383)	(171,832)
Share transactions - net increase (decrease)	(67,587)	(10,915)
Total increase (decrease) in net assets	(215,823)	452,637

Net Assets
Beginning of period	6,930,603	6,477,966
End of period (including undistributed net investment income of $14,402 and undistributed net investment income of $14,046, respectively)	$ 6,714,780	$ 6,930,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 29.49	$ 27.59	$ 24.07	$ 21.12	$ 23.73	$ 26.42
Income from Investment Operations
Net investment income (loss) E	.15	.27	.28 F	.24	.21	.22
Net realized and unrealized gain (loss)	1.00	2.41	3.44	2.94	(2.39)	.20
Total from investment operations	1.15	2.68	3.72	3.18	(2.18)	.42
Distributions from net investment income	(.15)	(.32)	(.20)	(.23)	(.20)	(.27)
Distributions from net realized gain	(1.65)	(.46)	-	-	(.23)	(2.84)
Total distributions	(1.80)	(.78)	(.20)	(.23)	(.43)	(3.11)
Net asset value, end of period	$ 28.84	$ 29.49	$ 27.59	$ 24.07	$ 21.12	$ 23.73
Total Return B, C, D	4.06%	9.91%	15.51%	15.22%	(9.35)%	1.36%
Ratios to Average Net Assets G
Expenses before reductions	.99% A	1.00%	1.01%	1.01%	1.01%	.98%
Expenses net of fee waivers, if any	.99% A	1.00%	1.01%	1.01%	1.01%	.98%
Expenses net of all reductions	.98% A	.98%	.99%	.98%	.97%	.95%
Net investment income (loss)	1.03% A	.96%	1.06%	1.10%	.93%	.88%
Supplemental Data
Net assets, end of period (in millions)	$ 1,298	$ 1,176	$ 870	$ 589	$ 464	$ 371
Portfolio turnover rate	38% A	45%	33%	44%	40%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 29.83	$ 27.89	$ 24.34	$ 21.36	$ 23.98	$ 26.67
Income from Investment Operations
Net investment income (loss) E	.12	.21	.22 F	.19	.16	.16
Net realized and unrealized gain (loss)	1.01	2.44	3.49	2.98	(2.42)	.20
Total from investment operations	1.13	2.65	3.71	3.17	(2.26)	.36
Distributions from net investment income	(.12)	(.25)	(.16)	(.19)	(.13)	(.21)
Distributions from net realized gain	(1.65)	(.46)	-	-	(.23)	(2.84)
Total distributions	(1.77)	(.71)	(.16)	(.19)	(.36)	(3.05)
Net asset value, end of period	$ 29.19	$ 29.83	$ 27.89	$ 24.34	$ 21.36	$ 23.98
Total Return B, C, D	3.93%	9.68%	15.28%	14.97%	(9.57)%	1.10%
Ratios to Average Net Assets G
Expenses before reductions	1.20% A	1.22%	1.23%	1.25%	1.25%	1.22%
Expenses net of fee waivers, if any	1.20% A	1.22%	1.23%	1.25%	1.25%	1.22%
Expenses net of all reductions	1.19% A	1.19%	1.22%	1.22%	1.20%	1.19%
Net investment income (loss)	.83% A	.75%	.83%	.86%	.70%	.65%
Supplemental Data
Net assets, end of period (in millions)	$ 2,880	$ 3,000	$ 2,896	$ 2,289	$ 1,903	$ 2,058
Portfolio turnover rate	38% A	45%	33%	44%	40%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 29.54	$ 27.62	$ 24.13	$ 21.18	$ 23.80	$ 26.49
Income from Investment Operations
Net investment income (loss) E	.03	.03	.06 F	.06	.02	.03
Net realized and unrealized gain (loss)	1.00	2.42	3.45	2.95	(2.39)	.20
Total from investment operations	1.03	2.45	3.51	3.01	(2.37)	.23
Distributions from net investment income	(.02)	(.07)	(.02)	(.06)	(.02)	(.08)
Distributions from net realized gain	(1.65)	(.46)	-	-	(.23)	(2.84)
Total distributions	(1.67)	(.53)	(.02)	(.06)	(.25)	(2.92)
Net asset value, end of period	$ 28.90	$ 29.54	$ 27.62	$ 24.13	$ 21.18	$ 23.80
Total Return B, C, D	3.62%	9.00%	14.55%	14.25%	(10.07)%	.57%
Ratios to Average Net Assets G
Expenses before reductions	1.83% A	1.85%	1.86%	1.85%	1.84%	1.77%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.85%	1.85%	1.84%	1.77%
Expenses net of all reductions	1.82% A	1.83%	1.84%	1.82%	1.79%	1.73%
Net investment income (loss)	.19% A	.12%	.22%	.26%	.11%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 436	$ 504	$ 573	$ 531	$ 472	$ 620
Portfolio turnover rate	38% A	45%	33%	44%	40%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 29.59	$ 27.68	$ 24.17	$ 21.22	$ 23.84	$ 26.51
Income from Investment Operations
Net investment income (loss) E	.04	.05	.07 F	.06	.03	.03
Net realized and unrealized gain (loss)	1.00	2.42	3.46	2.96	(2.40)	.22
Total from investment operations	1.04	2.47	3.53	3.02	(2.37)	.25
Distributions from net investment income	(.04)	(.10)	(.02)	(.07)	(.02)	(.08)
Distributions from net realized gain	(1.65)	(.46)	-	-	(.23)	(2.84)
Total distributions	(1.69)	(.56)	(.02)	(.07)	(.25)	(2.92)
Net asset value, end of period	$ 28.94	$ 29.59	$ 27.68	$ 24.17	$ 21.22	$ 23.84
Total Return B, C, D	3.63%	9.07%	14.61%	14.27%	(10.06)%	.65%
Ratios to Average Net Assets G
Expenses before reductions	1.77% A	1.79%	1.81%	1.81%	1.79%	1.74%
Expenses net of fee waivers, if any	1.77% A	1.79%	1.81%	1.81%	1.79%	1.74%
Expenses net of all reductions	1.76% A	1.77%	1.79%	1.78%	1.75%	1.71%
Net investment income (loss)	.26% A	.18%	.26%	.30%	.15%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 357	$ 355	$ 313	$ 220	$ 159	$ 136
Portfolio turnover rate	38% A	45%	33%	44%	40%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 30.20	$ 28.22	$ 24.61	$ 21.59	$ 24.24	$ 26.93
Income from Investment Operations
Net investment income (loss) D	.20	.37	.37 E	.31	.29	.29
Net realized and unrealized gain (loss)	1.02	2.47	3.52	3.01	(2.44)	.21
Total from investment operations	1.22	2.84	3.89	3.32	(2.15)	.50
Distributions from net investment income	(.20)	(.40)	(.28)	(.30)	(.27)	(.35)
Distributions from net realized gain	(1.65)	(.46)	-	-	(.23)	(2.84)
Total distributions	(1.85)	(.86)	(.28)	(.30)	(.50)	(3.19)
Net asset value, end of period	$ 29.57	$ 30.20	$ 28.22	$ 24.61	$ 21.59	$ 24.24
Total Return B, C	4.18%	10.29%	15.88%	15.59%	(9.04)%	1.67%
Ratios to Average Net Assets F
Expenses before reductions	.69% A	.68%	.69%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.69% A	.68%	.69%	.68%	.69%	.69%
Expenses net of all reductions	.68% A	.66%	.67%	.65%	.64%	.65%
Net investment income (loss)	1.33% A	1.28%	1.38%	1.43%	1.26%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$ 1,745	$ 1,896	$ 1,825	$ 1,264	$ 985	$ 714
Portfolio turnover rate	38% A	45%	33%	44%	40%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.05 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,517,859
Unrealized depreciation	(253,635)
Net unrealized appreciation (depreciation)	$ 1,264,224
Cost for federal income tax purposes	$ 5,513,412

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,297,118 and $1,759,463, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,574	$ 41
Class T	.25%	.25%	7,472	54
Class B	.75%	.25%	2,395	1,799
Class C	.75%	.25%	1,803	209
			$ 13,244	$ 2,103

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 244
Class T	83
Class B*	346
Class C*	15
$ 688

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,564	.25*
Class T	3,094	.21*
Class B	801	.33*
Class C	495	.27*
Institutional Class	1,794	.20*
	$ 7,748

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,839	4.59%	$ 20

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

6. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $61.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $337 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 16
Class T	32
Class C	1
Institutional Class	5
$ 54

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 6,493	$ 11,056
Class T	11,932	25,901
Class B	365	1,386
Class C	460	1,172
Institutional Class	11,979	25,463
Total	$ 31,229	$ 64,978
From net realized gain
Class A	$ 66,708	$ 14,627
Class T	165,930	48,216
Class B	27,943	9,510
Class C	19,758	5,277
Institutional Class	102,815	29,224
Total	$ 383,154	$ 106,854

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	7,912	15,481	$ 229,176	$ 436,668
Reinvestment of distributions	2,412	864	68,456	23,879
Shares redeemed	(5,178)	(8,041)	(150,115)	(226,868)
Net increase (decrease)	5,146	8,304	$ 147,517	$ 233,679
Class T
Shares sold	9,630	25,101	$ 282,457	$ 711,246
Reinvestment of distributions	6,018	2,573	172,903	71,885
Shares redeemed	(17,572)	(30,968)	(514,147)	(883,679)
Net increase (decrease)	(1,924)	(3,294)	$ (58,787)	$ (100,548)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class B
Shares sold	674	2,446	$ 19,544	$ 68,395
Reinvestment of distributions	896	355	25,496	9,816
Shares redeemed	(3,558)	(6,481)	(103,248)	(182,358)
Net increase (decrease)	(1,988)	(3,680)	$ (58,208)	$ (104,147)
Class C
Shares sold	1,272	3,238	$ 36,976	$ 91,064
Reinvestment of distributions	610	200	17,398	5,527
Shares redeemed	(1,552)	(2,747)	(45,187)	(77,326)
Net increase (decrease)	330	691	$ 9,187	$ 19,265
Institutional Class
Shares sold	10,525	18,554	$ 311,877	$ 532,587
Reinvestment of distributions	3,061	1,501	89,004	42,456
Shares redeemed	(17,375)	(21,955)	(508,177)	(634,207)
Net increase (decrease)	(3,789)	(1,900)	$ (107,296)	$ (59,164)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Equity Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPI-USAN-0706
1.786785.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Income
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,040.60	$ 5.04
Hypothetical A	$ 1,000.00	$ 1,020.00	$ 4.99
Class T
Actual	$ 1,000.00	$ 1,039.30	$ 6.10
Hypothetical A	$ 1,000.00	$ 1,018.95	$ 6.04
Class B
Actual	$ 1,000.00	$ 1,036.20	$ 9.29
Hypothetical A	$ 1,000.00	$ 1,015.81	$ 9.20
	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class C
Actual	$ 1,000.00	$ 1,036.30	$ 8.99
Hypothetical A	$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class
Actual	$ 1,000.00	$ 1,041.80	$ 3.51
Hypothetical A	$ 1,000.00	$ 1,021.49	$ 3.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.99%
Class T	1.20%
Class B	1.83%
Class C	1.77%
Institutional Class	.69%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.4	5.0
American International Group, Inc.	3.1	3.3
Citigroup, Inc.	2.7	3.1
Bank of America Corp.	2.6	2.4
JPMorgan Chase & Co.	2.2	1.4
BellSouth Corp.	1.9	1.9
Altria Group, Inc.	1.8	1.5
Freddie Mac	1.7	1.3
International Business Machines Corp.	1.7	1.8
Chevron Corp.	1.5	1.4
	24.6
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	25.6
Energy	14.0	12.4
Industrials	12.4	10.2
Information Technology	11.5	13.8
Consumer Discretionary	10.9	12.7
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 99.8%		Stocks 99.5%
	Convertible Securities 0.0%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.0%
* Foreign investments	3.5%	** Foreign investments	4.4%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 0.2%
Harley-Davidson, Inc.	280,000	$ 13,958
Hotels, Restaurants & Leisure - 0.4%
California Pizza Kitchen, Inc. (a)	300,000	8,703
McDonald's Corp.	140,000	4,644
OSI Restaurant Partners, Inc.	360,000	13,205
		26,552
Household Durables - 0.5%
D.R. Horton, Inc.	439,999	11,598
Fortune Brands, Inc.	80,000	5,920
Leggett & Platt, Inc.	140,000	3,555
Lennar Corp. Class A	140,000	6,707
Mohawk Industries, Inc. (a)	40,000	2,948
		30,728
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	360,000	8,680
Media - 5.6%
Belo Corp. Series A	1,200,000	20,736
CBS Corp. Class B	600,000	15,546
Dow Jones & Co., Inc.	1,000,000	34,580
E.W. Scripps Co. Class A	220,000	10,182
Gannett Co., Inc.	320,000	17,283
McGraw-Hill Companies, Inc.	240,000	12,384
Meredith Corp.	620,000	31,031
News Corp. Class A	1,000,000	19,070
Omnicom Group, Inc.	780,000	74,186
The Walt Disney Co.	1,300,000	39,650
Time Warner, Inc.	3,900,000	67,119
Tribune Co. (d)	500,000	14,920
Viacom, Inc. Class B (non-vtg.) (a)	600,000	22,650
		379,337
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	600,000	15,858
Target Corp.	460,000	22,503
		38,361
Specialty Retail - 2.7%
AnnTaylor Stores Corp. (a)	1,400,000	53,844
Bed Bath & Beyond, Inc. (a)	280,000	9,848
Big 5 Sporting Goods Corp. (e)	1,220,000	25,815
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Hibbett Sporting Goods, Inc. (a)	320,000	$ 8,275
Home Depot, Inc.	660,000	25,159
Maidenform Brands, Inc. (d)	500,000	6,200
OfficeMax, Inc.	400,000	16,532
RadioShack Corp.	680,000	11,438
Sherwin-Williams Co.	400,000	19,348
Tiffany & Co., Inc.	200,000	6,838
		183,297
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	1,220,000	47,177
NIKE, Inc. Class B	80,000	6,425
		53,602
TOTAL CONSUMER DISCRETIONARY		734,515
CONSUMER STAPLES - 9.7%
Beverages - 1.7%
Anheuser-Busch Companies, Inc.	660,000	30,122
PepsiCo, Inc.	280,000	16,929
The Coca-Cola Co.	1,500,000	66,045
		113,096
Food & Staples Retailing - 2.3%
CVS Corp.	1,000,000	27,900
Nash-Finch Co. (d)	300,000	6,969
Safeway, Inc.	900,000	21,222
Wal-Mart Stores, Inc.	2,000,000	96,900
		152,991
Food Products - 1.2%
Hershey Co.	200,000	11,382
Kellogg Co.	180,000	8,478
McCormick & Co., Inc. (non-vtg.)	1,300,000	44,785
Sanderson Farms, Inc. (d)	200,000	6,124
Wm. Wrigley Jr. Co.	200,000	9,144
		79,913
Household Products - 1.5%
Colgate-Palmolive Co.	560,000	33,790
Kimberly-Clark Corp.	1,120,000	67,950
		101,740
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 1.2%
Alberto-Culver Co.	900,000	$ 41,859
Avon Products, Inc.	820,000	25,994
Estee Lauder Companies, Inc. Class A	240,000	9,826
		77,679
Tobacco - 1.8%
Altria Group, Inc.	1,700,000	122,995
TOTAL CONSUMER STAPLES		648,414
ENERGY - 14.0%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	440,000	37,972
BJ Services Co.	2,100,000	76,965
ENSCO International, Inc.	340,000	16,997
Halliburton Co.	1,000,000	74,590
Nabors Industries Ltd. (a)	400,000	14,364
National Oilwell Varco, Inc. (a)	518,506	34,253
Schlumberger Ltd. (NY Shares)	840,000	55,079
		310,220
Oil, Gas & Consumable Fuels - 9.4%
Apache Corp.	140,000	9,083
BP PLC sponsored ADR	1,100,000	77,770
Chevron Corp.	1,720,000	102,839
ConocoPhillips	760,000	48,100
Exxon Mobil Corp.	5,920,000	360,585
Teekay Shipping Corp.	140,000	5,215
Valero Energy Corp.	460,000	28,221
		631,813
TOTAL ENERGY		942,033
FINANCIALS - 25.2%
Capital Markets - 3.7%
Bank of New York Co., Inc.	580,000	19,273
Goldman Sachs Group, Inc.	140,000	21,133
Lehman Brothers Holdings, Inc.	240,000	15,986
Merrill Lynch & Co., Inc.	1,300,000	94,133
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,000,000	$ 59,620
State Street Corp.	660,000	40,986
		251,131
Commercial Banks - 3.3%
U.S. Bancorp, Delaware	900,000	27,783
Wachovia Corp.	1,800,000	96,300
Wells Fargo & Co.	1,500,000	99,555
		223,638
Consumer Finance - 0.9%
American Express Co.	1,080,000	58,709
Diversified Financial Services - 7.5%
Bank of America Corp.	3,600,000	174,240
Citigroup, Inc.	3,600,000	177,480
JPMorgan Chase & Co.	3,500,000	149,240
		500,960
Insurance - 7.2%
ACE Ltd.	400,000	20,708
AFLAC, Inc.	280,000	13,104
Allstate Corp.	360,000	19,804
American International Group, Inc.	3,400,000	206,720
Hartford Financial Services Group, Inc.	700,000	61,558
Marsh & McLennan Companies, Inc.	1,700,000	47,651
MBIA, Inc.	280,000	15,996
PartnerRe Ltd.	156,998	9,643
The Chubb Corp.	520,000	26,276
The St. Paul Travelers Companies, Inc.	1,400,000	61,628
		483,088
Real Estate Investment Trusts - 0.4%
Duke Realty Corp.	280,000	9,503
General Growth Properties, Inc.	380,000	16,629
		26,132
Thrifts & Mortgage Finance - 2.2%
Fannie Mae	720,000	35,820
Freddie Mac	1,900,000	114,076
		149,896
TOTAL FINANCIALS		1,693,554
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 8.1%
Biotechnology - 0.2%
Biogen Idec, Inc. (a)	320,000	$ 14,922
Health Care Equipment & Supplies - 2.0%
Bausch & Lomb, Inc. (d)	420,000	20,643
Baxter International, Inc.	1,200,550	45,261
Becton, Dickinson & Co.	500,000	30,215
C.R. Bard, Inc.	240,000	17,762
Cooper Companies, Inc.	180,000	8,523
Dade Behring Holdings, Inc.	120,000	4,470
Stryker Corp.	100,000	4,390
		131,264
Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	200,000	8,718
Caremark Rx, Inc.	140,000	6,716
Health Management Associates, Inc. Class A	820,000	17,097
Health Net, Inc. (a)	580,000	24,952
Medco Health Solutions, Inc. (a)	124,720	6,722
Omnicare, Inc.	260,000	12,054
Quest Diagnostics, Inc.	100,000	5,574
UnitedHealth Group, Inc.	580,000	25,497
WellPoint, Inc. (a)	140,000	10,021
		117,351
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. (a)	400,000	16,016
Pharmaceuticals - 3.9%
Abbott Laboratories	280,000	11,956
Johnson & Johnson	1,440,000	86,717
Merck & Co., Inc.	1,800,000	59,922
Pfizer, Inc.	3,100,000	73,346
Wyeth	720,000	32,933
		264,874
TOTAL HEALTH CARE		544,427
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.7%
EADS NV (d)	380,000	13,540
Honeywell International, Inc.	1,700,000	70,006
Lockheed Martin Corp.	420,000	30,446
Northrop Grumman Corp.	220,000	14,230
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	400,000	$ 33,300
United Technologies Corp.	320,000	20,006
		181,528
Air Freight & Logistics - 0.9%
FedEx Corp.	80,000	8,742
United Parcel Service, Inc. Class B	660,000	53,163
		61,905
Airlines - 0.2%
Southwest Airlines Co.	600,000	9,660
UAL Corp. (a)	160,000	4,709
		14,369
Building Products - 0.9%
Masco Corp.	2,000,000	62,040
Commercial Services & Supplies - 0.9%
Aramark Corp. Class B	1,020,000	33,405
Cendant Corp.	600,000	9,702
Mine Safety Appliances Co.	200,000	8,242
Waste Management, Inc.	240,000	8,789
		60,138
Construction & Engineering - 0.3%
Fluor Corp.	200,000	17,532
Electrical Equipment - 0.1%
Hubbell, Inc. Class B	100,000	5,035
Industrial Conglomerates - 3.6%
3M Co.	940,000	78,640
General Electric Co.	3,000,000	102,780
Teleflex, Inc.	140,000	8,588
Tyco International Ltd.	2,000,000	54,220
		244,228
Machinery - 2.0%
Caterpillar, Inc.	160,000	11,672
Illinois Tool Works, Inc.	1,140,000	56,601
Ingersoll-Rand Co. Ltd. Class A	420,000	18,316
Kaydon Corp. (d)	200,000	8,346
SPX Corp.	780,000	41,036
		135,971
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	560,000	$ 43,350
Union Pacific Corp.	100,000	9,280
		52,630
TOTAL INDUSTRIALS		835,376
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	1,600,000	31,488
Lucent Technologies, Inc. (a)	2,100,000	5,355
Motorola, Inc.	1,060,000	22,355
		59,198
Computers & Peripherals - 3.0%
Brocade Communications Systems, Inc. (a)	1,100,000	6,721
Hewlett-Packard Co.	1,500,000	48,570
Hutchinson Technology, Inc. (a)	300,000	6,969
International Business Machines Corp.	1,400,000	111,860
Palm, Inc. (a)	560,000	9,229
Seagate Technology	800,000	18,680
		202,029
Electronic Equipment & Instruments - 1.1%
Arrow Electronics, Inc. (a)	200,000	6,500
Flextronics International Ltd. (a)	1,700,000	19,142
Ingram Micro, Inc. Class A (a)	500,000	8,630
Rogers Corp. (a)	140,000	7,974
Symbol Technologies, Inc.	1,400,000	16,618
Tektronix, Inc.	500,000	15,580
		74,444
IT Services - 1.1%
Automatic Data Processing, Inc.	780,000	35,467
Computer Sciences Corp. (a)	280,000	15,750
Electronic Data Systems Corp.	940,000	23,049
Total System Services, Inc.	100,000	1,807
		76,073
Office Electronics - 0.6%
Xerox Corp. (a)	2,300,000	31,579
Zebra Technologies Corp. Class A (a)	120,000	4,237
		35,816
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	600,000	$ 20,238
Applied Materials, Inc.	2,200,000	37,202
Freescale Semiconductor, Inc. Class A (a)	1,100,000	33,913
Intel Corp.	2,200,000	39,644
International Rectifier Corp. (a)	520,000	23,166
KLA-Tencor Corp.	180,000	7,387
National Semiconductor Corp.	1,100,000	28,248
Texas Instruments, Inc.	400,000	12,492
		202,290
Software - 1.8%
Cognos, Inc. (a)	240,000	7,353
Fair, Isaac & Co., Inc.	433,600	15,423
McAfee, Inc. (a)	400,000	9,460
Microsoft Corp.	2,700,000	61,155
Parametric Technology Corp. (a)	160,000	2,134
Symantec Corp. (a)	1,500,000	23,400
		118,925
TOTAL INFORMATION TECHNOLOGY		768,775
MATERIALS - 2.5%
Chemicals - 0.7%
Airgas, Inc.	200,000	7,658
Ashland, Inc.	160,000	10,000
Praxair, Inc.	480,000	25,296
		42,954
Containers & Packaging - 0.8%
Ball Corp.	160,000	5,987
Bemis Co., Inc.	780,000	23,712
Smurfit-Stone Container Corp. (a)	700,000	8,379
Temple-Inland, Inc.	380,000	16,344
		54,422
Metals & Mining - 0.8%
Alcoa, Inc.	820,000	26,010
Newmont Mining Corp.	300,000	15,645
Phelps Dodge Corp.	120,000	10,283
		51,938
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	240,000	$ 15,350
TOTAL MATERIALS		164,664
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	2,300,000	59,938
BellSouth Corp.	3,700,000	124,949
Embarq Corp. (a)	31,000	1,292
Verizon Communications, Inc.	2,000,000	62,420
		248,599
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp.	620,000	13,150
TOTAL TELECOMMUNICATION SERVICES		261,749
UTILITIES - 1.5%
Electric Utilities - 0.4%
Edison International	200,000	7,848
FirstEnergy Corp.	300,000	15,726
		23,574
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	480,000	27,504
Multi-Utilities - 0.7%
Dominion Resources, Inc.	121,698	8,833
Public Service Enterprise Group, Inc.	400,000	25,492
Wisconsin Energy Corp.	380,000	15,151
		49,476
TOTAL UTILITIES		100,554
TOTAL COMMON STOCKS (Cost $5,428,290)		6,694,061
Preferred Stocks - 0.1%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	50,000	$ 0
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	135,800	7,453
TOTAL PREFERRED STOCKS (Cost $7,025)		7,453
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 5.03% (b)	22,217,267	22,217
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	53,904,825	53,905
TOTAL MONEY MARKET FUNDS (Cost $76,122)		76,122
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $5,511,437)		6,777,636
NET OTHER ASSETS - (0.9)%		(62,856)
NET ASSETS - 100%		$ 6,714,780
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (amounts in thousands)
Fidelity Cash Central Fund	$ 595
Fidelity Securities Lending Cash Central Fund	61
Total	$ 656
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 15,418	$ 11,577	$ -	$ 162	$ 25,815
Total	$ 15,418	$ 11,577	$ -	$ 162	$ 25,815

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,880) - See accompanying schedule: Unaffiliated issuers (cost $5,409,548)	$ 6,675,699
Affiliated Central Funds (cost $76,122)	76,122
Other affiliated issuers (cost $25,767)	25,815
Total Investments (cost $5,511,437)		$ 6,777,636
Receivable for investments sold		69,918
Receivable for fund shares sold		9,616
Dividends receivable		16,679
Interest receivable		58
Prepaid expenses		17
Other affiliated receivables		50
Other receivables		71
Total assets		6,874,045

Liabilities
Payable for investments purchased	$ 63,619
Payable for fund shares redeemed	35,304
Accrued management fee	2,659
Distribution fees payable	2,184
Other affiliated payables	1,520
Other payables and accrued expenses	74
Collateral on securities loaned, at value	53,905
Total liabilities		159,265

Net Assets		$ 6,714,780
Net Assets consist of:
Paid in capital		$ 5,247,600
Undistributed net investment income		14,402
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		186,578
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,266,200
Net Assets		$ 6,714,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,297,828 ÷ 45,003 shares)	$ 28.84

Maximum offering price per share (100/94.25 of $28.84)	$ 30.60
Class T: Net Asset Value and redemption price per share ($2,879,826 ÷ 98,648 shares)	$ 29.19

Maximum offering price per share (100/96.50 of $29.19)	$ 30.25
Class B: Net Asset Value and offering price per share ($435,689 ÷ 15,077 shares)A	$ 28.90

Class C: Net Asset Value and offering price per share ($356,830 ÷ 12,329 shares)A	$ 28.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,744,607 ÷ 58,994 shares)	$ 29.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends (including $162 received from other affiliated issuers)		$ 68,402
Interest		5
Income from affiliated Central Funds		656
Total income		69,063

Expenses
Management fee	$ 16,012
Transfer agent fees	7,748
Distribution fees	13,244
Accounting and security lending fees	616
Independent trustees' compensation	14
Appreciation in deferred trustee compensation account	5
Custodian fees and expenses	47
Registration fees	150
Audit	44
Legal	54
Interest	20
Miscellaneous	(85)
Total expenses before reductions	37,869
Expense reductions	(391)	37,478
Net investment income (loss)		31,585
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	189,105
Foreign currency transactions	24
Total net realized gain (loss)		189,129
Change in net unrealized appreciation (depreciation) on: Investment securities	45,429
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		45,433
Net gain (loss)		234,562
Net increase (decrease) in net assets resulting from operations		$ 266,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,585	$ 57,190
Net realized gain (loss)	189,129	451,911
Change in net unrealized appreciation (depreciation)	45,433	126,283
Net increase (decrease) in net assets resulting from operations	266,147	635,384
Distributions to shareholders from net investment income	(31,229)	(64,978)
Distributions to shareholders from net realized gain	(383,154)	(106,854)
Total distributions	(414,383)	(171,832)
Share transactions - net increase (decrease)	(67,587)	(10,915)
Total increase (decrease) in net assets	(215,823)	452,637

Net Assets
Beginning of period	6,930,603	6,477,966
End of period (including undistributed net investment income of $14,402 and undistributed net investment income of $14,046, respectively)	$ 6,714,780	$ 6,930,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 29.49	$ 27.59	$ 24.07	$ 21.12	$ 23.73	$ 26.42
Income from Investment Operations
Net investment income (loss) E	.15	.27	.28 F	.24	.21	.22
Net realized and unrealized gain (loss)	1.00	2.41	3.44	2.94	(2.39)	.20
Total from investment operations	1.15	2.68	3.72	3.18	(2.18)	.42
Distributions from net investment income	(.15)	(.32)	(.20)	(.23)	(.20)	(.27)
Distributions from net realized gain	(1.65)	(.46)	-	-	(.23)	(2.84)
Total distributions	(1.80)	(.78)	(.20)	(.23)	(.43)	(3.11)
Net asset value, end of period	$ 28.84	$ 29.49	$ 27.59	$ 24.07	$ 21.12	$ 23.73
Total Return B, C, D	4.06%	9.91%	15.51%	15.22%	(9.35)%	1.36%
Ratios to Average Net Assets G
Expenses before reductions	.99% A	1.00%	1.01%	1.01%	1.01%	.98%
Expenses net of fee waivers, if any	.99% A	1.00%	1.01%	1.01%	1.01%	.98%
Expenses net of all reductions	.98% A	.98%	.99%	.98%	.97%	.95%
Net investment income (loss)	1.03% A	.96%	1.06%	1.10%	.93%	.88%
Supplemental Data
Net assets, end of period (in millions)	$ 1,298	$ 1,176	$ 870	$ 589	$ 464	$ 371
Portfolio turnover rate	38% A	45%	33%	44%	40%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 29.83	$ 27.89	$ 24.34	$ 21.36	$ 23.98	$ 26.67
Income from Investment Operations
Net investment income (loss) E	.12	.21	.22 F	.19	.16	.16
Net realized and unrealized gain (loss)	1.01	2.44	3.49	2.98	(2.42)	.20
Total from investment operations	1.13	2.65	3.71	3.17	(2.26)	.36
Distributions from net investment income	(.12)	(.25)	(.16)	(.19)	(.13)	(.21)
Distributions from net realized gain	(1.65)	(.46)	-	-	(.23)	(2.84)
Total distributions	(1.77)	(.71)	(.16)	(.19)	(.36)	(3.05)
Net asset value, end of period	$ 29.19	$ 29.83	$ 27.89	$ 24.34	$ 21.36	$ 23.98
Total Return B, C, D	3.93%	9.68%	15.28%	14.97%	(9.57)%	1.10%
Ratios to Average Net Assets G
Expenses before reductions	1.20% A	1.22%	1.23%	1.25%	1.25%	1.22%
Expenses net of fee waivers, if any	1.20% A	1.22%	1.23%	1.25%	1.25%	1.22%
Expenses net of all reductions	1.19% A	1.19%	1.22%	1.22%	1.20%	1.19%
Net investment income (loss)	.83% A	.75%	.83%	.86%	.70%	.65%
Supplemental Data
Net assets, end of period (in millions)	$ 2,880	$ 3,000	$ 2,896	$ 2,289	$ 1,903	$ 2,058
Portfolio turnover rate	38% A	45%	33%	44%	40%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 29.54	$ 27.62	$ 24.13	$ 21.18	$ 23.80	$ 26.49
Income from Investment Operations
Net investment income (loss) E	.03	.03	.06 F	.06	.02	.03
Net realized and unrealized gain (loss)	1.00	2.42	3.45	2.95	(2.39)	.20
Total from investment operations	1.03	2.45	3.51	3.01	(2.37)	.23
Distributions from net investment income	(.02)	(.07)	(.02)	(.06)	(.02)	(.08)
Distributions from net realized gain	(1.65)	(.46)	-	-	(.23)	(2.84)
Total distributions	(1.67)	(.53)	(.02)	(.06)	(.25)	(2.92)
Net asset value, end of period	$ 28.90	$ 29.54	$ 27.62	$ 24.13	$ 21.18	$ 23.80
Total Return B, C, D	3.62%	9.00%	14.55%	14.25%	(10.07)%	.57%
Ratios to Average Net Assets G
Expenses before reductions	1.83% A	1.85%	1.86%	1.85%	1.84%	1.77%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.85%	1.85%	1.84%	1.77%
Expenses net of all reductions	1.82% A	1.83%	1.84%	1.82%	1.79%	1.73%
Net investment income (loss)	.19% A	.12%	.22%	.26%	.11%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 436	$ 504	$ 573	$ 531	$ 472	$ 620
Portfolio turnover rate	38% A	45%	33%	44%	40%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 29.59	$ 27.68	$ 24.17	$ 21.22	$ 23.84	$ 26.51
Income from Investment Operations
Net investment income (loss) E	.04	.05	.07 F	.06	.03	.03
Net realized and unrealized gain (loss)	1.00	2.42	3.46	2.96	(2.40)	.22
Total from investment operations	1.04	2.47	3.53	3.02	(2.37)	.25
Distributions from net investment income	(.04)	(.10)	(.02)	(.07)	(.02)	(.08)
Distributions from net realized gain	(1.65)	(.46)	-	-	(.23)	(2.84)
Total distributions	(1.69)	(.56)	(.02)	(.07)	(.25)	(2.92)
Net asset value, end of period	$ 28.94	$ 29.59	$ 27.68	$ 24.17	$ 21.22	$ 23.84
Total Return B, C, D	3.63%	9.07%	14.61%	14.27%	(10.06)%	.65%
Ratios to Average Net Assets G
Expenses before reductions	1.77% A	1.79%	1.81%	1.81%	1.79%	1.74%
Expenses net of fee waivers, if any	1.77% A	1.79%	1.81%	1.81%	1.79%	1.74%
Expenses net of all reductions	1.76% A	1.77%	1.79%	1.78%	1.75%	1.71%
Net investment income (loss)	.26% A	.18%	.26%	.30%	.15%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 357	$ 355	$ 313	$ 220	$ 159	$ 136
Portfolio turnover rate	38% A	45%	33%	44%	40%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 30.20	$ 28.22	$ 24.61	$ 21.59	$ 24.24	$ 26.93
Income from Investment Operations
Net investment income (loss) D	.20	.37	.37 E	.31	.29	.29
Net realized and unrealized gain (loss)	1.02	2.47	3.52	3.01	(2.44)	.21
Total from investment operations	1.22	2.84	3.89	3.32	(2.15)	.50
Distributions from net investment income	(.20)	(.40)	(.28)	(.30)	(.27)	(.35)
Distributions from net realized gain	(1.65)	(.46)	-	-	(.23)	(2.84)
Total distributions	(1.85)	(.86)	(.28)	(.30)	(.50)	(3.19)
Net asset value, end of period	$ 29.57	$ 30.20	$ 28.22	$ 24.61	$ 21.59	$ 24.24
Total Return B, C	4.18%	10.29%	15.88%	15.59%	(9.04)%	1.67%
Ratios to Average Net Assets F
Expenses before reductions	.69% A	.68%	.69%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.69% A	.68%	.69%	.68%	.69%	.69%
Expenses net of all reductions	.68% A	.66%	.67%	.65%	.64%	.65%
Net investment income (loss)	1.33% A	1.28%	1.38%	1.43%	1.26%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$ 1,745	$ 1,896	$ 1,825	$ 1,264	$ 985	$ 714
Portfolio turnover rate	38% A	45%	33%	44%	40%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.05 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,517,859
Unrealized depreciation	(253,635)
Net unrealized appreciation (depreciation)	$ 1,264,224
Cost for federal income tax purposes	$ 5,513,412

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,297,118 and $1,759,463, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,574	$ 41
Class T	.25%	.25%	7,472	54
Class B	.75%	.25%	2,395	1,799
Class C	.75%	.25%	1,803	209
			$ 13,244	$ 2,103

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 244
Class T	83
Class B*	346
Class C*	15
$ 688

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,564	.25*
Class T	3,094	.21*
Class B	801	.33*
Class C	495	.27*
Institutional Class	1,794	.20*
	$ 7,748

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,839	4.59%	$ 20

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

6. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $61.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $337 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 16
Class T	32
Class C	1
Institutional Class	5
$ 54

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 6,493	$ 11,056
Class T	11,932	25,901
Class B	365	1,386
Class C	460	1,172
Institutional Class	11,979	25,463
Total	$ 31,229	$ 64,978
From net realized gain
Class A	$ 66,708	$ 14,627
Class T	165,930	48,216
Class B	27,943	9,510
Class C	19,758	5,277
Institutional Class	102,815	29,224
Total	$ 383,154	$ 106,854

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	7,912	15,481	$ 229,176	$ 436,668
Reinvestment of distributions	2,412	864	68,456	23,879
Shares redeemed	(5,178)	(8,041)	(150,115)	(226,868)
Net increase (decrease)	5,146	8,304	$ 147,517	$ 233,679
Class T
Shares sold	9,630	25,101	$ 282,457	$ 711,246
Reinvestment of distributions	6,018	2,573	172,903	71,885
Shares redeemed	(17,572)	(30,968)	(514,147)	(883,679)
Net increase (decrease)	(1,924)	(3,294)	$ (58,787)	$ (100,548)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class B
Shares sold	674	2,446	$ 19,544	$ 68,395
Reinvestment of distributions	896	355	25,496	9,816
Shares redeemed	(3,558)	(6,481)	(103,248)	(182,358)
Net increase (decrease)	(1,988)	(3,680)	$ (58,208)	$ (104,147)
Class C
Shares sold	1,272	3,238	$ 36,976	$ 91,064
Reinvestment of distributions	610	200	17,398	5,527
Shares redeemed	(1,552)	(2,747)	(45,187)	(77,326)
Net increase (decrease)	330	691	$ 9,187	$ 19,265
Institutional Class
Shares sold	10,525	18,554	$ 311,877	$ 532,587
Reinvestment of distributions	3,061	1,501	89,004	42,456
Shares redeemed	(17,375)	(21,955)	(508,177)	(634,207)
Net increase (decrease)	(3,789)	(1,900)	$ (107,296)	$ (59,164)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Equity Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPII-USAN-0706
1.786786.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Value
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,036.50	$ 6.35
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 1,034.30	$ 7.61
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,032.40	$ 10.13
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,031.90	$ 10.13
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class
Actual	$ 1,000.00	$ 1,037.90	$ 4.78
Hypothetical A	$ 1,000.00	$ 1,020.24	$ 4.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	.94%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.3	2.8
Wal-Mart Stores, Inc.	4.9	3.7
Citigroup, Inc.	3.5	3.9
Bank of America Corp.	3.3	2.9
General Growth Properties, Inc.	3.1	2.8
ConocoPhillips	2.5	0.0
Fannie Mae	2.0	1.4
Hewlett-Packard Co.	2.0	1.1
SLM Corp.	1.9	1.9
AT&T, Inc.	1.8	1.7
	30.3
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.7	38.4
Industrials	12.6	7.7
Consumer Discretionary	11.4	9.2
Energy	10.0	6.5
Consumer Staples	7.6	6.4
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 94.9%		Stocks 100.1%
	Short-Term Investments and Net Other Assets 5.1%		Short-Term Investments and Net Other Assets (0.1)% A
* Foreign investments	4.0%	** Foreign investments	9.5%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.0%
Johnson Controls, Inc.	10,500	$ 894,285
Magna International, Inc. Class A	3,900	299,605
		1,193,890
Automobiles - 0.8%
Monaco Coach Corp.	16,000	208,640
Toyota Motor Corp. sponsored ADR	2,700	289,926
Winnebago Industries, Inc.	14,400	408,672
		907,238
Hotels, Restaurants & Leisure - 1.5%
Boyd Gaming Corp.	7,700	346,500
Royal Caribbean Cruises Ltd.	2,800	106,624
Starwood Hotels & Resorts Worldwide, Inc.	18,500	1,130,350
WMS Industries, Inc. (a)	6,900	178,986
		1,762,460
Household Durables - 0.6%
Leggett & Platt, Inc.	5,500	139,645
Matsushita Electric Industrial Co. Ltd. ADR	13,300	290,339
Whirlpool Corp.	3,400	305,728
		735,712
Media - 4.7%
Comcast Corp. Class A (a)	17,100	549,423
EchoStar Communications Corp. Class A (a)	12,300	368,139
Gannett Co., Inc.	22,400	1,209,824
News Corp. Class B	36,060	720,118
Omnicom Group, Inc.	9,000	855,990
The New York Times Co. Class A	45,100	1,089,616
The Walt Disney Co.	20,800	634,400
		5,427,510
Multiline Retail - 1.5%
Dollar General Corp.	56,000	912,800
Federated Department Stores, Inc.	6,200	451,546
Kohl's Corp. (a)	7,100	381,199
		1,745,545
Specialty Retail - 0.8%
OfficeMax, Inc.	8,300	343,039
TJX Companies, Inc.	23,800	564,298
		907,337
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	8,900	$ 560,077
TOTAL CONSUMER DISCRETIONARY		13,239,769
CONSUMER STAPLES - 7.6%
Beverages - 0.6%
Diageo PLC sponsored ADR	4,400	291,236
SABMiller PLC	16,700	311,674
The Coca-Cola Co.	2,750	121,083
		723,993
Food & Staples Retailing - 4.9%
Wal-Mart Stores, Inc.	119,050	5,767,973
Food Products - 1.1%
Corn Products International, Inc.	11,900	317,492
Kellogg Co.	7,400	348,540
Nestle SA sponsored ADR	4,800	359,280
Unilever NV (NY Shares)	11,700	264,771
		1,290,083
Household Products - 0.6%
Colgate-Palmolive Co.	12,100	730,114
Tobacco - 0.4%
Altria Group, Inc.	5,630	407,331
TOTAL CONSUMER STAPLES		8,919,494
ENERGY - 10.0%
Oil, Gas & Consumable Fuels - 10.0%
ConocoPhillips	46,000	2,911,340
El Paso Corp.	112,400	1,750,068
Exxon Mobil Corp.	100,190	6,102,571
Talisman Energy, Inc.	46,700	850,247
		11,614,226
FINANCIALS - 31.7%
Capital Markets - 4.3%
E*TRADE Financial Corp. (a)	6,900	167,463
Investors Financial Services Corp.	11,400	498,636
KKR Private Equity Investors, L.P. Restricted Depositary Units (c)	11,500	276,805
Merrill Lynch & Co., Inc.	14,100	1,020,981
Nomura Holdings, Inc. sponsored ADR	15,300	301,410
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	11,600	$ 648,672
SEI Investments Co.	8,100	367,659
State Street Corp.	27,510	1,708,371
		4,989,997
Commercial Banks - 7.1%
Bank of China Ltd. (H Shares)	90,000	34,223
Cathay General Bancorp	5,200	186,628
Commerce Bancorp, Inc., New Jersey	9,900	388,971
East West Bancorp, Inc.	27,050	1,080,648
HSBC Holdings PLC sponsored ADR	2,800	244,216
KeyCorp	16,600	592,952
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	23,100	317,856
Preferred Bank, Los Angeles California	2,900	153,236
Sumitomo Mitsui Financial Group, Inc. ADR	34,900	364,705
UCBH Holdings, Inc.	19,400	342,992
Virginia Commerce Bancorp, Inc. (a)	11,850	305,019
Wachovia Corp.	30,749	1,645,072
Wells Fargo & Co.	29,880	1,983,136
Wilmington Trust Corp., Delaware	16,100	687,631
		8,327,285
Consumer Finance - 2.5%
Capital One Financial Corp.	8,800	728,376
SLM Corp.	40,050	2,153,088
		2,881,464
Diversified Financial Services - 6.8%
Bank of America Corp.	79,280	3,837,152
Citigroup, Inc.	82,960	4,089,928
		7,927,080
Insurance - 2.5%
AFLAC, Inc.	10,300	482,040
Allstate Corp.	4,500	247,545
American International Group, Inc.	29,290	1,780,832
Hartford Financial Services Group, Inc.	4,100	360,554
		2,870,971
Real Estate Investment Trusts - 3.1%
General Growth Properties, Inc.	83,837	3,668,707
Real Estate Management & Development - 0.2%
Derwent Valley Holdings PLC	10,700	293,940
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 5.2%
Fannie Mae	47,500	$ 2,363,125
Freddie Mac	9,500	570,380
Golden West Financial Corp., Delaware	27,900	2,039,490
Hudson City Bancorp, Inc.	63,300	866,577
People's Bank, Connecticut	7,200	237,024
		6,076,596
TOTAL FINANCIALS		37,036,040
HEALTH CARE - 6.6%
Biotechnology - 0.1%
Amylin Pharmaceuticals, Inc. (a)	3,700	168,165
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.	4,200	253,806
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc.	4,500	222,525
Cardinal Health, Inc.	1,900	127,129
Chemed Corp.	5,600	301,560
Health Net, Inc. (a)	17,300	744,246
Omnicare, Inc.	2,600	120,536
UnitedHealth Group, Inc.	13,000	571,480
		2,087,476
Pharmaceuticals - 4.5%
Merck & Co., Inc.	33,500	1,115,215
Mylan Laboratories, Inc.	9,200	192,372
Pfizer, Inc.	77,530	1,834,360
Wyeth	44,900	2,053,726
		5,195,673
TOTAL HEALTH CARE		7,705,120
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.2%
Raytheon Co.	13,800	632,730
United Technologies Corp.	12,800	800,256
		1,432,986
Airlines - 1.3%
AirTran Holdings, Inc. (a)	41,200	506,760
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
UAL Corp. (a)	24,400	$ 718,092
US Airways Group, Inc. (a)	6,900	322,230
		1,547,082
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	54,400	648,992
Electrical Equipment - 0.6%
AMETEK, Inc.	6,200	282,906
Rockwell Automation, Inc.	6,000	409,680
		692,586
Industrial Conglomerates - 1.7%
General Electric Co.	59,090	2,024,423
Machinery - 2.0%
Dover Corp.	2,700	131,868
Eaton Corp.	9,900	728,046
Illinois Tool Works, Inc.	23,000	1,141,950
Ingersoll-Rand Co. Ltd. Class A	8,000	348,880
		2,350,744
Road & Rail - 5.1%
Burlington Northern Santa Fe Corp.	23,200	1,795,912
CSX Corp.	25,900	1,733,228
Laidlaw International, Inc.	5,800	146,160
Norfolk Southern Corp.	26,920	1,420,299
Old Dominion Freight Lines, Inc. (a)	18,900	582,309
Universal Truckload Services, Inc. (a)	7,300	234,914
		5,912,822
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	3,500	116,550
TOTAL INDUSTRIALS		14,726,185
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	19,100	375,888
Motorola, Inc.	20,600	434,454
		810,342
Computers & Peripherals - 3.1%
Hewlett-Packard Co.	71,500	2,315,170
NCR Corp. (a)	33,500	1,309,180
		3,624,350
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.8%
Avnet, Inc. (a)	44,413	$ 980,639
Semiconductors & Semiconductor Equipment - 1.0%
MKS Instruments, Inc. (a)	52,900	1,154,807
Software - 0.7%
Hyperion Solutions Corp. (a)	400	11,484
Microsoft Corp.	25,640	580,746
Oracle Corp. (a)	11,700	166,374
		758,604
TOTAL INFORMATION TECHNOLOGY		7,328,742
MATERIALS - 3.1%
Chemicals - 1.5%
FMC Corp.	27,360	1,766,635
Metals & Mining - 1.6%
Alcoa, Inc.	27,100	859,612
Newmont Mining Corp.	15,300	797,895
United States Steel Corp.	3,300	219,054
		1,876,561
TOTAL MATERIALS		3,643,196
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	79,600	2,074,376
BellSouth Corp.	35,200	1,188,704
Qwest Communications International, Inc. (a)	74,600	522,946
		3,786,026
UTILITIES - 2.3%
Electric Utilities - 1.5%
Exelon Corp.	31,290	1,771,327
Independent Power Producers & Energy Traders - 0.6%
Mirant Corp. (a)	26,300	654,344
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - 0.2%
Duke Energy Corp.	10,500	$ 296,310
TOTAL UTILITIES		2,721,981
TOTAL COMMON STOCKS (Cost $101,638,864)		110,720,779
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 5.03% (b) (Cost $8,243,805)	8,243,805	8,243,805
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $109,882,669)		118,964,584
NET OTHER ASSETS - (1.9)%		(2,255,004)
NET ASSETS - 100%		$ 116,709,580
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $276,805 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 287,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,177
Fidelity Securities Lending Cash Central Fund	4,595
Total	$ 35,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $101,638,864)	$ 110,720,779
Affiliated Central Funds (cost $8,243,805)	8,243,805
Total Investments (cost $109,882,669)		$ 118,964,584
Cash		3,120
Receivable for investments sold		1,133,427
Receivable for fund shares sold		90,704
Dividends receivable		298,121
Interest receivable		15,927
Prepaid expenses		502
Other receivables		997
Total assets		120,507,382

Liabilities
Payable for investments purchased	$ 3,356,808
Payable for fund shares redeemed	249,401
Accrued management fee	67,346
Distribution fees payable	58,212
Other affiliated payables	38,468
Other payables and accrued expenses	27,567
Total liabilities		3,797,802

Net Assets		$ 116,709,580
Net Assets consist of:
Paid in capital		$ 102,033,250
Undistributed net investment income		127,382
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,467,015
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,081,933
Net Assets		$ 116,709,580

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,922,149 ÷ 2,017,697 shares)	$ 11.86

Maximum offering price per share (100/94.25 of $11.86)	$ 12.58
Class T: Net Asset Value and redemption price per share ($51,053,118 ÷ 4,326,381 shares)	$ 11.80

Maximum offering price per share (100/96.50 of $11.80)	$ 12.23
Class B: Net Asset Value and offering price per share ($20,545,036 ÷ 1,762,124 shares)A	$ 11.66

Class C: Net Asset Value and offering price per share ($16,121,229 ÷ 1,383,978 shares)A	$ 11.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,068,048 ÷ 423,510 shares)	$ 11.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 1,043,452
Interest		239
Income from affiliated Central Funds		35,772
Total income		1,079,463

Expenses
Management fee	$ 336,514
Transfer agent fees	206,761
Distribution fees	351,678
Accounting and security lending fees	24,984
Independent trustees' compensation	234
Custodian fees and expenses	14,912
Registration fees	53,282
Audit	27,506
Legal	2,466
Miscellaneous	(2,425)
Total expenses before reductions	1,015,912
Expense reductions	(79,852)	936,060
Net investment income (loss)		143,403
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,088,196
Foreign currency transactions	5,730
Total net realized gain (loss)		6,093,926
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,311,988)
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		(2,311,979)
Net gain (loss)		3,781,947
Net increase (decrease) in net assets resulting from operations		$ 3,925,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 143,403	$ 484,762
Net realized gain (loss)	6,093,926	8,001,018
Change in net unrealized appreciation (depreciation)	(2,311,979)	365,139
Net increase (decrease) in net assets resulting from operations	3,925,350	8,850,919
Distributions to shareholders from net investment income	(392,173)	(322,045)
Distributions to shareholders from net realized gain	(7,515,296)	(1,898,873)
Total distributions	(7,907,469)	(2,220,918)
Share transactions - net increase (decrease)	6,882,518	10,373,777
Total increase (decrease) in net assets	2,900,399	17,003,778

Net Assets
Beginning of period	113,809,181	96,805,403
End of period (including undistributed net investment income of $127,382 and undistributed net investment income of $424,903, respectively)	$ 116,709,580	$ 113,809,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.31	$ 11.61	$ 10.42	$ 8.88	$ 9.50	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.09 F	.04	.01	.01
Net realized and unrealized gain (loss)	.40	.91	1.31	1.50	(.63)	(.51)
Total from investment operations	.43	1.00	1.40	1.54	(.62)	(.50)
Distributions from net investment income	(.09)	(.08)	(.05)	-	-	-
Distributions from net realized gain	(.80)	(.22)	(.16)	-	-	-
Total distributions	(.88) I	(.30)	(.21)	-	-	-
Net asset value, end of period	$ 11.86	$ 12.31	$ 11.61	$ 10.42	$ 8.88	$ 9.50
Total Return B, C, D	3.65%	8.80%	13.60%	17.34%	(6.53)%	(5.00)%
Ratios to Average Net Assets H
Expenses before reductions	1.37% A	1.36%	1.45%	1.64%	2.00%	3.83% A
Expenses net of fee waivers, if any	1.25% A	1.27%	1.45%	1.53%	1.70%	1.75% A
Expenses net of all reductions	1.24% A	1.20%	1.40%	1.44%	1.62%	1.71% A
Net investment income (loss)	.58% A	.81%	.82%	.44%	.12%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,922	$ 21,393	$ 13,083	$ 7,536	$ 3,614	$ 1,428
Portfolio turnover rate	167% A	190%	144%	154%	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.882 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 11.54	$ 10.36	$ 8.85	$ 9.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.06	.06 F	.02	(.01)	- I
Net realized and unrealized gain (loss)	.39	.91	1.30	1.49	(.63)	(.51)
Total from investment operations	.41	.97	1.36	1.51	(.64)	(.51)
Distributions from net investment income	(.05)	(.05)	(.02)	-	-	-
Distributions from net realized gain	(.80)	(.22)	(.16)	-	-	-
Total distributions	(.85) J	(.27)	(.18)	-	-	-
Net asset value, end of period	$ 11.80	$ 12.24	$ 11.54	$ 10.36	$ 8.85	$ 9.49
Total Return B, C, D	3.43%	8.57%	13.26%	17.06%	(6.74)%	(5.10)%
Ratios to Average Net Assets H
Expenses before reductions	1.63% A	1.62%	1.73%	1.94%	2.27%	4.06% A
Expenses net of fee waivers, if any	1.50% A	1.53%	1.73%	1.78%	1.92%	2.00% A
Expenses net of all reductions	1.49% A	1.46%	1.67%	1.68%	1.85%	1.97% A
Net investment income (loss)	.33% A	.55%	.54%	.20%	(.10)%	-% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,053	$ 47,736	$ 43,575	$ 30,316	$ 18,985	$ 9,584
Portfolio turnover rate	167% A	190%	144%	154%	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.845 per share is compromised of distributions from net investment income of $.048 and distributions from net realized gain of gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 11.39	$ 10.24	$ 8.78	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	- I	- F, I	(.02)	(.05)	(.03)
Net realized and unrealized gain (loss)	.39	.90	1.28	1.48	(.63)	(.51)
Total from investment operations	.38	.90	1.28	1.46	(.68)	(.54)
Distributions from net realized gain	(.79) J	(.22)	(.13)	-	-	-
Net asset value, end of period	$ 11.66	$ 12.07	$ 11.39	$ 10.24	$ 8.78	$ 9.46
Total Return B, C, D	3.24%	8.03%	12.58%	16.63%	(7.19)%	(5.40)%
Ratios to Average Net Assets H
Expenses before reductions	2.13% A	2.12%	2.27%	2.44%	2.78%	4.67% A
Expenses net of fee waivers, if any	2.00% A	2.04%	2.25%	2.25%	2.41%	2.50% A
Expenses net of all reductions	1.99% A	1.97%	2.19%	2.15%	2.34%	2.47% A
Net investment income (loss)	(.17)% A	.04%	.02%	(.27)%	(.59)%	(.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,545	$ 21,849	$ 21,024	$ 14,372	$ 10,253	$ 5,103
Portfolio turnover rate	167% A	190%	144%	154%	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Distributions from net realized gain represent $.789 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31,2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 11.39	$ 10.23	$ 8.77	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	- F, I	(.02)	(.05)	(.03)
Net realized and unrealized gain (loss)	.38	.89	1.29	1.48	(.64)	(.51)
Total from investment operations	.37	.90	1.29	1.46	(.69)	(.54)
Distributions from net realized gain	(.79) J	(.22)	(.13)	-	-	-
Net asset value, end of period	$ 11.65	$ 12.07	$ 11.39	$ 10.23	$ 8.77	$ 9.46
Total Return B, C, D	3.19%	8.03%	12.69%	16.65%	(7.29)%	(5.40)%
Ratios to Average Net Assets H
Expenses before reductions	2.13% A	2.11%	2.23%	2.37%	2.71%	4.55%A
Expenses net of fee waivers, if any	2.00% A	2.03%	2.23%	2.25%	2.40%	2.50% A
Expenses net of all reductions	1.99% A	1.96%	2.18%	2.15%	2.32%	2.46% A
Net investment income (loss)	(.17)% A	.05%	.04%	(.26)%	(.58)%	(.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,121	$ 16,849	$ 15,303	$ 11,665	$ 8,616	$ 5,118
Portfolio turnover rate	167% A	190%	144%	154%	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Distributions from net realized gain represent $.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 11.72	$ 10.50	$ 8.91	$ 9.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.14	.13 E	.06	.04	.03
Net realized and unrealized gain (loss)	.40	.92	1.31	1.53	(.64)	(.52)
Total from investment operations	.45	1.06	1.44	1.59	(.60)	(.49)
Distributions from net investment income	(.12)	(.13)	(.06)	-	-	-
Distributions from net realized gain	(.80)	(.22)	(.16)	-	-	-
Total distributions	(.91) H	(.35)	(.22)	-	-	-
Net asset value, end of period	$ 11.97	$ 12.43	$ 11.72	$ 10.50	$ 8.91	$ 9.51
Total Return B, C	3.79%	9.27%	13.89%	17.85%	(6.31)%	(4.90)%
Ratios to Average Net Assets G
Expenses before reductions	.94% A	.92%	1.11%	1.25%	1.62%	3.44% A
Expenses net of fee waivers, if any	.94% A	.92%	1.11%	1.25%	1.40%	1.50% A
Expenses net of all reductions	.93% A	.85%	1.05%	1.15%	1.32%	1.46% A
Net investment income (loss)	.89% A	1.16%	1.17%	.69%	.42%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,068	$ 5,983	$ 3,821	$ 1,031	$ 402	$ 309
Portfolio turnover rate	167% A	190%	144%	154%	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.912 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Equity Value Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,098,851
Unrealized depreciation	(2,506,320)
Net unrealized appreciation (depreciation)	$ 8,592,531
Cost for federal income tax purposes	$ 110,372,053

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $96,974,150 and $103,911,767, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 29,023	$ 407
Class T	.25%	.25%	128,760	582
Class B	.75%	.25%	108,498	81,448
Class C	.75%	.25%	85,397	7,766
			$ 351,678	$ 90,203

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,617
Class T	7,460
Class B*	15,069
Class C*	836
$ 37,982

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 40,660	.35*
Class T	92,683	.36*
Class B	38,464	.35*
Class C	30,373	.36*
Institutional Class	4,581	.17*
	$ 206,761

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,806 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $174 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $4,595.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 13,687
Class T	1.50%	32,889
Class B	2.00%	13,399
Class C	2.00%	10,643
		$ 70,618

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $9,234 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 146,230	$ 92,027
Class T	190,733	191,544
Institutional Class	55,210	38,474
Total	$ 392,173	$ 322,045
From net realized gain
Class A	$ 1,383,832	$ 258,630
Class T	3,195,378	849,021
Class B	1,433,616	413,854
Class C	1,117,679	302,694
Institutional Class	384,791	74,674
Total	$ 7,515,296	$ 1,898,873

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	467,846	914,839	$ 5,612,969	$ 10,680,315
Reinvestment of distributions	124,260	28,728	1,455,688	330,932
Shares redeemed	(311,793)	(333,478)	(3,755,924)	(3,886,862)
Net increase (decrease)	280,313	610,089	$ 3,312,733	$ 7,124,385
Class T
Shares sold	846,273	1,382,323	$ 10,124,606	$ 16,030,438
Reinvestment of distributions	282,033	88,197	3,292,865	1,012,276
Shares redeemed	(702,457)	(1,347,318)	(8,405,416)	(15,734,767)
Net increase (decrease)	425,849	123,202	$ 5,012,055	$ 1,307,947
Class B
Shares sold	123,218	506,626	$ 1,457,668	$ 5,792,050
Reinvestment of distributions	112,606	32,386	1,302,280	368,093
Shares redeemed	(283,139)	(575,003)	(3,345,613)	(6,581,791)
Net increase (decrease)	(47,315)	(35,991)	$ (585,665)	$ (421,648)
Class C
Shares sold	130,713	408,380	$ 1,545,212	$ 4,675,750
Reinvestment of distributions	88,061	24,224	1,017,545	275,323
Shares redeemed	(230,600)	(380,624)	(2,730,463)	(4,371,942)
Net increase (decrease)	(11,826)	51,980	$ (167,706)	$ 579,131
Institutional Class
Shares sold	61,459	350,511	$ 739,134	$ 4,099,722
Reinvestment of distributions	28,732	3,481	339,183	40,241
Shares redeemed	(147,967)	(198,654)	(1,767,216)	(2,356,001)
Net increase (decrease)	(57,776)	155,338	$ (688,899)	$ 1,783,962

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Equity Value Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEV-USAN-0706
1.786787.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Value
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,036.50	$ 6.35
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 1,034.30	$ 7.61
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,032.40	$ 10.13
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,031.90	$ 10.13
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class
Actual	$ 1,000.00	$ 1,037.90	$ 4.78
Hypothetical A	$ 1,000.00	$ 1,020.24	$ 4.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	.94%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.3	2.8
Wal-Mart Stores, Inc.	4.9	3.7
Citigroup, Inc.	3.5	3.9
Bank of America Corp.	3.3	2.9
General Growth Properties, Inc.	3.1	2.8
ConocoPhillips	2.5	0.0
Fannie Mae	2.0	1.4
Hewlett-Packard Co.	2.0	1.1
SLM Corp.	1.9	1.9
AT&T, Inc.	1.8	1.7
	30.3
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.7	38.4
Industrials	12.6	7.7
Consumer Discretionary	11.4	9.2
Energy	10.0	6.5
Consumer Staples	7.6	6.4
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 94.9%		Stocks 100.1%
	Short-Term Investments and Net Other Assets 5.1%		Short-Term Investments and Net Other Assets (0.1)% A
* Foreign investments	4.0%	** Foreign investments	9.5%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.0%
Johnson Controls, Inc.	10,500	$ 894,285
Magna International, Inc. Class A	3,900	299,605
		1,193,890
Automobiles - 0.8%
Monaco Coach Corp.	16,000	208,640
Toyota Motor Corp. sponsored ADR	2,700	289,926
Winnebago Industries, Inc.	14,400	408,672
		907,238
Hotels, Restaurants & Leisure - 1.5%
Boyd Gaming Corp.	7,700	346,500
Royal Caribbean Cruises Ltd.	2,800	106,624
Starwood Hotels & Resorts Worldwide, Inc.	18,500	1,130,350
WMS Industries, Inc. (a)	6,900	178,986
		1,762,460
Household Durables - 0.6%
Leggett & Platt, Inc.	5,500	139,645
Matsushita Electric Industrial Co. Ltd. ADR	13,300	290,339
Whirlpool Corp.	3,400	305,728
		735,712
Media - 4.7%
Comcast Corp. Class A (a)	17,100	549,423
EchoStar Communications Corp. Class A (a)	12,300	368,139
Gannett Co., Inc.	22,400	1,209,824
News Corp. Class B	36,060	720,118
Omnicom Group, Inc.	9,000	855,990
The New York Times Co. Class A	45,100	1,089,616
The Walt Disney Co.	20,800	634,400
		5,427,510
Multiline Retail - 1.5%
Dollar General Corp.	56,000	912,800
Federated Department Stores, Inc.	6,200	451,546
Kohl's Corp. (a)	7,100	381,199
		1,745,545
Specialty Retail - 0.8%
OfficeMax, Inc.	8,300	343,039
TJX Companies, Inc.	23,800	564,298
		907,337
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	8,900	$ 560,077
TOTAL CONSUMER DISCRETIONARY		13,239,769
CONSUMER STAPLES - 7.6%
Beverages - 0.6%
Diageo PLC sponsored ADR	4,400	291,236
SABMiller PLC	16,700	311,674
The Coca-Cola Co.	2,750	121,083
		723,993
Food & Staples Retailing - 4.9%
Wal-Mart Stores, Inc.	119,050	5,767,973
Food Products - 1.1%
Corn Products International, Inc.	11,900	317,492
Kellogg Co.	7,400	348,540
Nestle SA sponsored ADR	4,800	359,280
Unilever NV (NY Shares)	11,700	264,771
		1,290,083
Household Products - 0.6%
Colgate-Palmolive Co.	12,100	730,114
Tobacco - 0.4%
Altria Group, Inc.	5,630	407,331
TOTAL CONSUMER STAPLES		8,919,494
ENERGY - 10.0%
Oil, Gas & Consumable Fuels - 10.0%
ConocoPhillips	46,000	2,911,340
El Paso Corp.	112,400	1,750,068
Exxon Mobil Corp.	100,190	6,102,571
Talisman Energy, Inc.	46,700	850,247
		11,614,226
FINANCIALS - 31.7%
Capital Markets - 4.3%
E*TRADE Financial Corp. (a)	6,900	167,463
Investors Financial Services Corp.	11,400	498,636
KKR Private Equity Investors, L.P. Restricted Depositary Units (c)	11,500	276,805
Merrill Lynch & Co., Inc.	14,100	1,020,981
Nomura Holdings, Inc. sponsored ADR	15,300	301,410
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	11,600	$ 648,672
SEI Investments Co.	8,100	367,659
State Street Corp.	27,510	1,708,371
		4,989,997
Commercial Banks - 7.1%
Bank of China Ltd. (H Shares)	90,000	34,223
Cathay General Bancorp	5,200	186,628
Commerce Bancorp, Inc., New Jersey	9,900	388,971
East West Bancorp, Inc.	27,050	1,080,648
HSBC Holdings PLC sponsored ADR	2,800	244,216
KeyCorp	16,600	592,952
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	23,100	317,856
Preferred Bank, Los Angeles California	2,900	153,236
Sumitomo Mitsui Financial Group, Inc. ADR	34,900	364,705
UCBH Holdings, Inc.	19,400	342,992
Virginia Commerce Bancorp, Inc. (a)	11,850	305,019
Wachovia Corp.	30,749	1,645,072
Wells Fargo & Co.	29,880	1,983,136
Wilmington Trust Corp., Delaware	16,100	687,631
		8,327,285
Consumer Finance - 2.5%
Capital One Financial Corp.	8,800	728,376
SLM Corp.	40,050	2,153,088
		2,881,464
Diversified Financial Services - 6.8%
Bank of America Corp.	79,280	3,837,152
Citigroup, Inc.	82,960	4,089,928
		7,927,080
Insurance - 2.5%
AFLAC, Inc.	10,300	482,040
Allstate Corp.	4,500	247,545
American International Group, Inc.	29,290	1,780,832
Hartford Financial Services Group, Inc.	4,100	360,554
		2,870,971
Real Estate Investment Trusts - 3.1%
General Growth Properties, Inc.	83,837	3,668,707
Real Estate Management & Development - 0.2%
Derwent Valley Holdings PLC	10,700	293,940
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 5.2%
Fannie Mae	47,500	$ 2,363,125
Freddie Mac	9,500	570,380
Golden West Financial Corp., Delaware	27,900	2,039,490
Hudson City Bancorp, Inc.	63,300	866,577
People's Bank, Connecticut	7,200	237,024
		6,076,596
TOTAL FINANCIALS		37,036,040
HEALTH CARE - 6.6%
Biotechnology - 0.1%
Amylin Pharmaceuticals, Inc. (a)	3,700	168,165
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.	4,200	253,806
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc.	4,500	222,525
Cardinal Health, Inc.	1,900	127,129
Chemed Corp.	5,600	301,560
Health Net, Inc. (a)	17,300	744,246
Omnicare, Inc.	2,600	120,536
UnitedHealth Group, Inc.	13,000	571,480
		2,087,476
Pharmaceuticals - 4.5%
Merck & Co., Inc.	33,500	1,115,215
Mylan Laboratories, Inc.	9,200	192,372
Pfizer, Inc.	77,530	1,834,360
Wyeth	44,900	2,053,726
		5,195,673
TOTAL HEALTH CARE		7,705,120
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.2%
Raytheon Co.	13,800	632,730
United Technologies Corp.	12,800	800,256
		1,432,986
Airlines - 1.3%
AirTran Holdings, Inc. (a)	41,200	506,760
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
UAL Corp. (a)	24,400	$ 718,092
US Airways Group, Inc. (a)	6,900	322,230
		1,547,082
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	54,400	648,992
Electrical Equipment - 0.6%
AMETEK, Inc.	6,200	282,906
Rockwell Automation, Inc.	6,000	409,680
		692,586
Industrial Conglomerates - 1.7%
General Electric Co.	59,090	2,024,423
Machinery - 2.0%
Dover Corp.	2,700	131,868
Eaton Corp.	9,900	728,046
Illinois Tool Works, Inc.	23,000	1,141,950
Ingersoll-Rand Co. Ltd. Class A	8,000	348,880
		2,350,744
Road & Rail - 5.1%
Burlington Northern Santa Fe Corp.	23,200	1,795,912
CSX Corp.	25,900	1,733,228
Laidlaw International, Inc.	5,800	146,160
Norfolk Southern Corp.	26,920	1,420,299
Old Dominion Freight Lines, Inc. (a)	18,900	582,309
Universal Truckload Services, Inc. (a)	7,300	234,914
		5,912,822
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	3,500	116,550
TOTAL INDUSTRIALS		14,726,185
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	19,100	375,888
Motorola, Inc.	20,600	434,454
		810,342
Computers & Peripherals - 3.1%
Hewlett-Packard Co.	71,500	2,315,170
NCR Corp. (a)	33,500	1,309,180
		3,624,350
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.8%
Avnet, Inc. (a)	44,413	$ 980,639
Semiconductors & Semiconductor Equipment - 1.0%
MKS Instruments, Inc. (a)	52,900	1,154,807
Software - 0.7%
Hyperion Solutions Corp. (a)	400	11,484
Microsoft Corp.	25,640	580,746
Oracle Corp. (a)	11,700	166,374
		758,604
TOTAL INFORMATION TECHNOLOGY		7,328,742
MATERIALS - 3.1%
Chemicals - 1.5%
FMC Corp.	27,360	1,766,635
Metals & Mining - 1.6%
Alcoa, Inc.	27,100	859,612
Newmont Mining Corp.	15,300	797,895
United States Steel Corp.	3,300	219,054
		1,876,561
TOTAL MATERIALS		3,643,196
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	79,600	2,074,376
BellSouth Corp.	35,200	1,188,704
Qwest Communications International, Inc. (a)	74,600	522,946
		3,786,026
UTILITIES - 2.3%
Electric Utilities - 1.5%
Exelon Corp.	31,290	1,771,327
Independent Power Producers & Energy Traders - 0.6%
Mirant Corp. (a)	26,300	654,344
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - 0.2%
Duke Energy Corp.	10,500	$ 296,310
TOTAL UTILITIES		2,721,981
TOTAL COMMON STOCKS (Cost $101,638,864)		110,720,779
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 5.03% (b) (Cost $8,243,805)	8,243,805	8,243,805
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $109,882,669)		118,964,584
NET OTHER ASSETS - (1.9)%		(2,255,004)
NET ASSETS - 100%		$ 116,709,580
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $276,805 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 287,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,177
Fidelity Securities Lending Cash Central Fund	4,595
Total	$ 35,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $101,638,864)	$ 110,720,779
Affiliated Central Funds (cost $8,243,805)	8,243,805
Total Investments (cost $109,882,669)		$ 118,964,584
Cash		3,120
Receivable for investments sold		1,133,427
Receivable for fund shares sold		90,704
Dividends receivable		298,121
Interest receivable		15,927
Prepaid expenses		502
Other receivables		997
Total assets		120,507,382

Liabilities
Payable for investments purchased	$ 3,356,808
Payable for fund shares redeemed	249,401
Accrued management fee	67,346
Distribution fees payable	58,212
Other affiliated payables	38,468
Other payables and accrued expenses	27,567
Total liabilities		3,797,802

Net Assets		$ 116,709,580
Net Assets consist of:
Paid in capital		$ 102,033,250
Undistributed net investment income		127,382
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,467,015
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,081,933
Net Assets		$ 116,709,580

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,922,149 ÷ 2,017,697 shares)	$ 11.86

Maximum offering price per share (100/94.25 of $11.86)	$ 12.58
Class T: Net Asset Value and redemption price per share ($51,053,118 ÷ 4,326,381 shares)	$ 11.80

Maximum offering price per share (100/96.50 of $11.80)	$ 12.23
Class B: Net Asset Value and offering price per share ($20,545,036 ÷ 1,762,124 shares)A	$ 11.66

Class C: Net Asset Value and offering price per share ($16,121,229 ÷ 1,383,978 shares)A	$ 11.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,068,048 ÷ 423,510 shares)	$ 11.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 1,043,452
Interest		239
Income from affiliated Central Funds		35,772
Total income		1,079,463

Expenses
Management fee	$ 336,514
Transfer agent fees	206,761
Distribution fees	351,678
Accounting and security lending fees	24,984
Independent trustees' compensation	234
Custodian fees and expenses	14,912
Registration fees	53,282
Audit	27,506
Legal	2,466
Miscellaneous	(2,425)
Total expenses before reductions	1,015,912
Expense reductions	(79,852)	936,060
Net investment income (loss)		143,403
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,088,196
Foreign currency transactions	5,730
Total net realized gain (loss)		6,093,926
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,311,988)
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		(2,311,979)
Net gain (loss)		3,781,947
Net increase (decrease) in net assets resulting from operations		$ 3,925,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 143,403	$ 484,762
Net realized gain (loss)	6,093,926	8,001,018
Change in net unrealized appreciation (depreciation)	(2,311,979)	365,139
Net increase (decrease) in net assets resulting from operations	3,925,350	8,850,919
Distributions to shareholders from net investment income	(392,173)	(322,045)
Distributions to shareholders from net realized gain	(7,515,296)	(1,898,873)
Total distributions	(7,907,469)	(2,220,918)
Share transactions - net increase (decrease)	6,882,518	10,373,777
Total increase (decrease) in net assets	2,900,399	17,003,778

Net Assets
Beginning of period	113,809,181	96,805,403
End of period (including undistributed net investment income of $127,382 and undistributed net investment income of $424,903, respectively)	$ 116,709,580	$ 113,809,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.31	$ 11.61	$ 10.42	$ 8.88	$ 9.50	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.09 F	.04	.01	.01
Net realized and unrealized gain (loss)	.40	.91	1.31	1.50	(.63)	(.51)
Total from investment operations	.43	1.00	1.40	1.54	(.62)	(.50)
Distributions from net investment income	(.09)	(.08)	(.05)	-	-	-
Distributions from net realized gain	(.80)	(.22)	(.16)	-	-	-
Total distributions	(.88) I	(.30)	(.21)	-	-	-
Net asset value, end of period	$ 11.86	$ 12.31	$ 11.61	$ 10.42	$ 8.88	$ 9.50
Total Return B, C, D	3.65%	8.80%	13.60%	17.34%	(6.53)%	(5.00)%
Ratios to Average Net Assets H
Expenses before reductions	1.37% A	1.36%	1.45%	1.64%	2.00%	3.83% A
Expenses net of fee waivers, if any	1.25% A	1.27%	1.45%	1.53%	1.70%	1.75% A
Expenses net of all reductions	1.24% A	1.20%	1.40%	1.44%	1.62%	1.71% A
Net investment income (loss)	.58% A	.81%	.82%	.44%	.12%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,922	$ 21,393	$ 13,083	$ 7,536	$ 3,614	$ 1,428
Portfolio turnover rate	167% A	190%	144%	154%	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.882 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 11.54	$ 10.36	$ 8.85	$ 9.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.06	.06 F	.02	(.01)	- I
Net realized and unrealized gain (loss)	.39	.91	1.30	1.49	(.63)	(.51)
Total from investment operations	.41	.97	1.36	1.51	(.64)	(.51)
Distributions from net investment income	(.05)	(.05)	(.02)	-	-	-
Distributions from net realized gain	(.80)	(.22)	(.16)	-	-	-
Total distributions	(.85) J	(.27)	(.18)	-	-	-
Net asset value, end of period	$ 11.80	$ 12.24	$ 11.54	$ 10.36	$ 8.85	$ 9.49
Total Return B, C, D	3.43%	8.57%	13.26%	17.06%	(6.74)%	(5.10)%
Ratios to Average Net Assets H
Expenses before reductions	1.63% A	1.62%	1.73%	1.94%	2.27%	4.06% A
Expenses net of fee waivers, if any	1.50% A	1.53%	1.73%	1.78%	1.92%	2.00% A
Expenses net of all reductions	1.49% A	1.46%	1.67%	1.68%	1.85%	1.97% A
Net investment income (loss)	.33% A	.55%	.54%	.20%	(.10)%	-% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,053	$ 47,736	$ 43,575	$ 30,316	$ 18,985	$ 9,584
Portfolio turnover rate	167% A	190%	144%	154%	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.845 per share is compromised of distributions from net investment income of $.048 and distributions from net realized gain of gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 11.39	$ 10.24	$ 8.78	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	- I	- F, I	(.02)	(.05)	(.03)
Net realized and unrealized gain (loss)	.39	.90	1.28	1.48	(.63)	(.51)
Total from investment operations	.38	.90	1.28	1.46	(.68)	(.54)
Distributions from net realized gain	(.79) J	(.22)	(.13)	-	-	-
Net asset value, end of period	$ 11.66	$ 12.07	$ 11.39	$ 10.24	$ 8.78	$ 9.46
Total Return B, C, D	3.24%	8.03%	12.58%	16.63%	(7.19)%	(5.40)%
Ratios to Average Net Assets H
Expenses before reductions	2.13% A	2.12%	2.27%	2.44%	2.78%	4.67% A
Expenses net of fee waivers, if any	2.00% A	2.04%	2.25%	2.25%	2.41%	2.50% A
Expenses net of all reductions	1.99% A	1.97%	2.19%	2.15%	2.34%	2.47% A
Net investment income (loss)	(.17)% A	.04%	.02%	(.27)%	(.59)%	(.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,545	$ 21,849	$ 21,024	$ 14,372	$ 10,253	$ 5,103
Portfolio turnover rate	167% A	190%	144%	154%	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Distributions from net realized gain represent $.789 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31,2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 11.39	$ 10.23	$ 8.77	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	- F, I	(.02)	(.05)	(.03)
Net realized and unrealized gain (loss)	.38	.89	1.29	1.48	(.64)	(.51)
Total from investment operations	.37	.90	1.29	1.46	(.69)	(.54)
Distributions from net realized gain	(.79) J	(.22)	(.13)	-	-	-
Net asset value, end of period	$ 11.65	$ 12.07	$ 11.39	$ 10.23	$ 8.77	$ 9.46
Total Return B, C, D	3.19%	8.03%	12.69%	16.65%	(7.29)%	(5.40)%
Ratios to Average Net Assets H
Expenses before reductions	2.13% A	2.11%	2.23%	2.37%	2.71%	4.55%A
Expenses net of fee waivers, if any	2.00% A	2.03%	2.23%	2.25%	2.40%	2.50% A
Expenses net of all reductions	1.99% A	1.96%	2.18%	2.15%	2.32%	2.46% A
Net investment income (loss)	(.17)% A	.05%	.04%	(.26)%	(.58)%	(.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,121	$ 16,849	$ 15,303	$ 11,665	$ 8,616	$ 5,118
Portfolio turnover rate	167% A	190%	144%	154%	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Distributions from net realized gain represent $.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 11.72	$ 10.50	$ 8.91	$ 9.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.14	.13 E	.06	.04	.03
Net realized and unrealized gain (loss)	.40	.92	1.31	1.53	(.64)	(.52)
Total from investment operations	.45	1.06	1.44	1.59	(.60)	(.49)
Distributions from net investment income	(.12)	(.13)	(.06)	-	-	-
Distributions from net realized gain	(.80)	(.22)	(.16)	-	-	-
Total distributions	(.91) H	(.35)	(.22)	-	-	-
Net asset value, end of period	$ 11.97	$ 12.43	$ 11.72	$ 10.50	$ 8.91	$ 9.51
Total Return B, C	3.79%	9.27%	13.89%	17.85%	(6.31)%	(4.90)%
Ratios to Average Net Assets G
Expenses before reductions	.94% A	.92%	1.11%	1.25%	1.62%	3.44% A
Expenses net of fee waivers, if any	.94% A	.92%	1.11%	1.25%	1.40%	1.50% A
Expenses net of all reductions	.93% A	.85%	1.05%	1.15%	1.32%	1.46% A
Net investment income (loss)	.89% A	1.16%	1.17%	.69%	.42%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,068	$ 5,983	$ 3,821	$ 1,031	$ 402	$ 309
Portfolio turnover rate	167% A	190%	144%	154%	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.912 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Equity Value Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,098,851
Unrealized depreciation	(2,506,320)
Net unrealized appreciation (depreciation)	$ 8,592,531
Cost for federal income tax purposes	$ 110,372,053
2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $96,974,150 and $103,911,767, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 29,023	$ 407
Class T	.25%	.25%	128,760	582
Class B	.75%	.25%	108,498	81,448
Class C	.75%	.25%	85,397	7,766
			$ 351,678	$ 90,203

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,617
Class T	7,460
Class B*	15,069
Class C*	836
$ 37,982

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 40,660	.35*
Class T	92,683	.36*
Class B	38,464	.35*
Class C	30,373	.36*
Institutional Class	4,581	.17*
	$ 206,761

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,806 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $174 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $4,595.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 13,687
Class T	1.50%	32,889
Class B	2.00%	13,399
Class C	2.00%	10,643
		$ 70,618

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $9,234 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 146,230	$ 92,027
Class T	190,733	191,544
Institutional Class	55,210	38,474
Total	$ 392,173	$ 322,045
From net realized gain
Class A	$ 1,383,832	$ 258,630
Class T	3,195,378	849,021
Class B	1,433,616	413,854
Class C	1,117,679	302,694
Institutional Class	384,791	74,674
Total	$ 7,515,296	$ 1,898,873

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	467,846	914,839	$ 5,612,969	$ 10,680,315
Reinvestment of distributions	124,260	28,728	1,455,688	330,932
Shares redeemed	(311,793)	(333,478)	(3,755,924)	(3,886,862)
Net increase (decrease)	280,313	610,089	$ 3,312,733	$ 7,124,385
Class T
Shares sold	846,273	1,382,323	$ 10,124,606	$ 16,030,438
Reinvestment of distributions	282,033	88,197	3,292,865	1,012,276
Shares redeemed	(702,457)	(1,347,318)	(8,405,416)	(15,734,767)
Net increase (decrease)	425,849	123,202	$ 5,012,055	$ 1,307,947
Class B
Shares sold	123,218	506,626	$ 1,457,668	$ 5,792,050
Reinvestment of distributions	112,606	32,386	1,302,280	368,093
Shares redeemed	(283,139)	(575,003)	(3,345,613)	(6,581,791)
Net increase (decrease)	(47,315)	(35,991)	$ (585,665)	$ (421,648)
Class C
Shares sold	130,713	408,380	$ 1,545,212	$ 4,675,750
Reinvestment of distributions	88,061	24,224	1,017,545	275,323
Shares redeemed	(230,600)	(380,624)	(2,730,463)	(4,371,942)
Net increase (decrease)	(11,826)	51,980	$ (167,706)	$ 579,131
Institutional Class
Shares sold	61,459	350,511	$ 739,134	$ 4,099,722
Reinvestment of distributions	28,732	3,481	339,183	40,241
Shares redeemed	(147,967)	(198,654)	(1,767,216)	(2,356,001)
Net increase (decrease)	(57,776)	155,338	$ (688,899)	$ 1,783,962

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Equity Value Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEVI-USAN-0706
1.786788.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor Fifty
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,030.90	$ 6.33
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 1,029.70	$ 7.59
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,026.90	$ 10.11
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,026.90	$ 10.11
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class
Actual	$ 1,000.00	$ 1,032.70	$ 4.71
Hypothetical A	$ 1,000.00	$ 1,020.29	$ 4.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	.93%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	6.4	5.8
Colgate-Palmolive Co.	3.5	2.4
American International Group, Inc.	3.4	3.6
Wells Fargo & Co.	3.3	0.2
Carpenter Technology Corp.	3.0	1.9
Microsoft Corp.	2.7	5.0
Infosys Technologies Ltd.	2.5	2.9
Ultra Petroleum Corp.	2.5	0.0
Henry Schein, Inc.	2.4	1.8
Herbalife Ltd.	2.4	0.1
	32.1
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.0	28.8
Financials	15.2	10.9
Industrials	10.4	16.2
Consumer Staples	9.4	5.3
Health Care	9.2	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 89.9%		Stocks 93.3%
	Short-Term Investments and Net Other Assets 10.1%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	16.5%	** Foreign investments	13.9%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.5%
Diversified Consumer Services - 2.1%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	49,700	$ 1,329,475
Universal Technical Institute, Inc. (a)	27,100	670,725
		2,000,200
Household Durables - 1.1%
Garmin Ltd.	11,000	1,026,190
Internet & Catalog Retail - 0.6%
Coldwater Creek, Inc. (a)	23,400	601,380
Multiline Retail - 1.6%
Target Corp.	30,600	1,496,952
Specialty Retail - 1.1%
Best Buy Co., Inc.	20,100	1,065,300
Textiles, Apparel & Luxury Goods - 1.0%
Volcom, Inc.	28,000	897,960
TOTAL CONSUMER DISCRETIONARY		7,087,982
CONSUMER STAPLES - 9.4%
Food & Staples Retailing - 1.4%
Walgreen Co.	34,000	1,380,400
Household Products - 3.5%
Colgate-Palmolive Co.	55,200	3,330,768
Personal Products - 4.5%
Avon Products, Inc.	62,500	1,981,250
Herbalife Ltd. (a)	57,100	2,241,175
		4,222,425
TOTAL CONSUMER STAPLES		8,933,593
ENERGY - 6.3%
Energy Equipment & Services - 1.6%
Schlumberger Ltd. (NY Shares)	23,300	1,527,781
Oil, Gas & Consumable Fuels - 4.7%
Ultra Petroleum Corp. (a)	40,200	2,313,510
Valero Energy Corp.	33,700	2,067,495
		4,381,005
TOTAL ENERGY		5,908,786
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 15.2%
Commercial Banks - 3.7%
Wachovia Corp.	8,000	$ 428,000
Wells Fargo & Co.	46,600	3,092,842
		3,520,842
Consumer Finance - 1.1%
American Express Co.	18,700	1,016,532
Diversified Financial Services - 1.0%
Bank of America Corp.	19,900	963,160
Insurance - 6.3%
American International Group, Inc.	52,200	3,173,760
Aon Corp.	34,800	1,240,620
Prudential Financial, Inc.	20,400	1,553,460
		5,967,840
Real Estate Investment Trusts - 1.2%
CapitalSource, Inc.	47,100	1,104,495
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	47,400	1,814,472
TOTAL FINANCIALS		14,387,341
HEALTH CARE - 9.2%
Biotechnology - 1.1%
Genentech, Inc. (a)	12,000	995,520
Health Care Equipment & Supplies - 2.9%
Alcon, Inc.	8,100	875,448
ResMed, Inc. (a)	24,900	1,131,954
St. Jude Medical, Inc. (a)	20,300	692,230
		2,699,632
Health Care Providers & Services - 4.4%
Henry Schein, Inc. (a)	48,800	2,249,192
UnitedHealth Group, Inc.	44,300	1,947,428
		4,196,620
Life Sciences Tools & Services - 0.8%
Invitrogen Corp. (a)	12,200	777,628
TOTAL HEALTH CARE		8,669,400
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.0%
Rockwell Collins, Inc.	17,200	939,120
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 1.3%
Ryanair Holdings PLC sponsored ADR (a)(d)	25,200	$ 1,234,548
Commercial Services & Supplies - 0.7%
Monster Worldwide, Inc. (a)	12,800	625,536
Construction & Engineering - 2.0%
Jacobs Engineering Group, Inc. (a)	24,700	1,927,341
Electrical Equipment - 0.8%
Q-Cells AG (d)	10,200	790,937
Industrial Conglomerates - 2.5%
3M Co.	15,800	1,321,828
McDermott International, Inc. (a)	15,300	1,003,833
		2,325,661
Machinery - 1.2%
Danaher Corp.	17,300	1,109,103
Trading Companies & Distributors - 0.9%
WESCO International, Inc. (a)	13,200	867,768
TOTAL INDUSTRIALS		9,820,014
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 2.7%
Nice Systems Ltd. sponsored ADR (a)	26,200	712,640
QUALCOMM, Inc.	41,100	1,858,131
		2,570,771
Computers & Peripherals - 0.4%
Intermec, Inc. (a)	15,100	347,904
Internet Software & Services - 9.2%
eBay, Inc. (a)	31,700	1,040,077
Google, Inc. Class A (sub. vtg.) (a)	16,300	6,060,665
VeriSign, Inc. (a)	71,700	1,609,665
		8,710,407
IT Services - 5.5%
First Data Corp.	32,200	1,484,742
Infosys Technologies Ltd.	37,418	2,351,383
Paychex, Inc.	36,700	1,347,257
		5,183,382
Semiconductors & Semiconductor Equipment - 2.5%
MEMC Electronic Materials, Inc. (a)	40,000	1,400,800
SiRF Technology Holdings, Inc. (a)	33,700	987,747
		2,388,547
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 3.7%
Microsoft Corp.	113,500	$ 2,570,775
NAVTEQ Corp. (a)	22,800	951,900
		3,522,675
TOTAL INFORMATION TECHNOLOGY		22,723,686
MATERIALS - 7.0%
Chemicals - 2.4%
Monsanto Co.	14,500	1,220,320
Praxair, Inc.	19,600	1,032,920
		2,253,240
Metals & Mining - 4.6%
Carpenter Technology Corp.	25,700	2,873,260
Mittal Steel Co. NV Class A (NY Shares) (d)	44,200	1,457,716
		4,330,976
TOTAL MATERIALS		6,584,216
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	27,500	851,675
TOTAL COMMON STOCKS (Cost $75,763,782)		84,966,693
Money Market Funds - 14.0%
Fidelity Cash Central Fund, 5.03% (b)	10,252,489	10,252,489
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	2,964,000	2,964,000
TOTAL MONEY MARKET FUNDS (Cost $13,216,489)		13,216,489
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $88,980,271)		98,183,182
NET OTHER ASSETS - (3.9)%		(3,640,198)
NET ASSETS - 100%		$ 94,542,984
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140,669
Fidelity Securities Lending Cash Central Fund	22,745
Total	$ 163,414
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.5%
Cayman Islands	3.5%
India	2.5%
Canada	2.5%
Netherlands Antilles	1.6%
Netherlands	1.6%
Ireland	1.3%
Panama	1.1%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,913,536) - See accompanying schedule: Unaffiliated issuers (cost $75,763,782)	$ 84,966,693
Affiliated Central Funds (cost $13,216,489)	13,216,489
Total Investments (cost $88,980,271)		$ 98,183,182
Receivable for investments sold		444,305
Receivable for fund shares sold		350,858
Dividends receivable		128,093
Interest receivable		37,857
Prepaid expenses		189
Receivable from investment adviser for expense reductions		1,306
Other receivables		7,656
Total assets		99,153,446

Liabilities
Payable to custodian bank	$ 232,898
Payable for investments purchased	1,143,039
Payable for fund shares redeemed	123,413
Accrued management fee	45,395
Distribution fees payable	47,097
Other affiliated payables	30,449
Other payables and accrued expenses	24,171
Collateral on securities loaned, at value	2,964,000
Total liabilities		4,610,462

Net Assets		$ 94,542,984
Net Assets consist of:
Paid in capital		$ 77,150,853
Accumulated net investment loss		(59,448)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,249,596
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,201,983
Net Assets		$ 94,542,984

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,376,517 ÷ 2,463,901 shares)	$ 12.33

Maximum offering price per share (100/94.25 of $12.33)	$ 13.08
Class T: Net Asset Value and redemption price per share ($28,829,434 ÷ 2,378,548 shares)	$ 12.12

Maximum offering price per share (100/96.50 of $12.12)	$ 12.56
Class B: Net Asset Value and offering price per share ($19,269,905 ÷ 1,633,062 shares)A	$ 11.80

Class C: Net Asset Value and offering price per share ($14,010,323 ÷ 1,187,164 shares)A	$ 11.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,056,805 ÷ 163,355 shares)	$ 12.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 330,378
Special dividends		153,225
Interest		42
Income from affiliated Central Funds		163,414
Total income		647,059

Expenses
Management fee	$ 251,793
Transfer agent fees	157,685
Distribution fees	268,733
Accounting and security lending fees	18,447
Independent trustees' compensation	170
Custodian fees and expenses	11,234
Registration fees	27,664
Audit	23,385
Legal	3,007
Miscellaneous	(2,581)
Total expenses before reductions	759,537
Expense reductions	(53,030)	706,507
Net investment income (loss)		(59,448)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,325,415
Foreign currency transactions	(527)
Total net realized gain (loss)		8,324,888
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $9,718)	(6,399,841)
Assets and liabilities in foreign currencies	(481)
Total change in net unrealized appreciation (depreciation)		(6,400,322)
Net gain (loss)		1,924,566
Net increase (decrease) in net assets resulting from operations		$ 1,865,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (59,448)	$ (642,363)
Net realized gain (loss)	8,324,888	2,606,312
Change in net unrealized appreciation (depreciation)	(6,400,322)	6,985,706
Net increase (decrease) in net assets resulting from operations	1,865,118	8,949,655
Distributions to shareholders from net realized gain	(1,507,934)	-
Share transactions - net increase (decrease)	14,664,262	(3,800,337)
Total increase (decrease) in net assets	15,021,446	5,149,318

Net Assets
Beginning of period	79,521,538	74,372,220
End of period (including accumulated net investment loss of $59,448 and $0, respectively)	$ 94,542,984	$ 79,521,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.18	$ 10.77	$ 9.97	$ 9.34	$ 8.38	$ 8.91
Income from Investment Operations
Net investment income (loss) E	.01 F	(.05)	(.01) G	(.01)	.02	(.01)
Net realized and unrealized gain (loss)	.37	1.46	.81	.64	.94	(.52)
Total from investment operations	.38	1.41	.80	.63	.96	(.53)
Distributions from net realized gain	(.23)	-	-	-	-	-
Net asset value, end of period	$ 12.33	$ 12.18	$ 10.77	$ 9.97	$ 9.34	$ 8.38
Total Return B, C, D	3.09%	13.09%	8.02%	6.75%	11.46%	(5.95)%
Ratios to Average Net Assets H
Expenses before reductions	1.34% A	1.40%	1.43%	1.51%	1.64%	1.78%
Expenses net of fee waivers, if any	1.25% A	1.28%	1.43%	1.51%	1.61%	1.75%
Expenses net of all reductions	1.24% A	1.24%	1.38%	1.33%	1.46%	1.74%
Net investment income (loss)	.22% A, F	(.47)%	(.12)%	(.11)%	.26%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,377	$ 20,556	$ 17,633	$ 11,917	$ 5,942	$ 4,453
Portfolio turnover rate	118% A	102%	134%	205%	180%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.13)%.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.99	$ 10.64	$ 9.89	$ 9.28	$ 8.36	$ 8.91
Income from Investment Operations
Net investment income (loss) E	- F, I	(.08)	(.05) G	(.04)	- I	(.04)
Net realized and unrealized gain (loss)	.36	1.43	.80	.65	.92	(.51)
Total from investment operations	.36	1.35	.75	.61	.92	(.55)
Distributions from net realized gain	(.23)	-	-	-	-	-
Net asset value, end of period	$ 12.12	$ 11.99	$ 10.64	$ 9.89	$ 9.28	$ 8.36
Total Return B, C, D	2.97%	12.69%	7.58%	6.57%	11.00%	(6.17)%
Ratios to Average Net Assets H
Expenses before reductions	1.63% A	1.68%	1.78%	1.81%	1.93%	2.10%
Expenses net of fee waivers, if any	1.50%A	1.54%	1.75%	1.80%	1.90%	2.00%
Expenses net of all reductions	1.49%A	1.50%	1.70%	1.62%	1.75%	1.99%
Net investment income (loss)	(.03)% A,F	(.73)%	(.44)%	(.40)%	(.03)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,829	$ 26,484	$ 24,219	$ 24,343	$ 24,691	$ 13,163
Portfolio turnover rate	118% A	102%	134%	205%	180%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.45	$ 9.75	$ 9.20	$ 8.31	$ 8.90
Income from Investment Operations
Net investment income (loss) E	(.03) F	(.13)	(.09) G	(.08)	(.04)	(.08)
Net realized and unrealized gain (loss)	.35	1.39	.79	.63	.93	(.51)
Total from investment operations	.32	1.26	.70	.55	.89	(.59)
Distributions from net realized gain	(.23)	-	-	-	-	-
Net asset value, end of period	$ 11.80	$ 11.71	$ 10.45	$ 9.75	$ 9.20	$ 8.31
Total Return B, C, D	2.69%	12.06%	7.18%	5.98%	10.71%	(6.63)%
Ratios to Average Net Assets H
Expenses before reductions	2.11% A	2.16%	2.24%	2.25%	2.35%	2.56%
Expenses net of fee waivers, if any	2.00% A	2.05%	2.24%	2.25%	2.32%	2.50%
Expenses net of all reductions	1.99% A	2.00%	2.19%	2.08%	2.18%	2.49%
Net investment income (loss)	(.53)% A,F	(1.24)%	(.93)%	(.85)%	(.45)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,270	$ 19,056	$ 20,137	$ 18,657	$ 15,626	$ 10,664
Portfolio turnover rate	118% A	102%	134%	205%	180%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.45	$ 9.75	$ 9.19	$ 8.30	$ 8.89
Income from Investment Operations
Net investment income (loss) E	(.03) F	(.13)	(.09) G	(.07)	(.04)	(.08)
Net realized and unrealized gain (loss)	.35	1.39	.79	.63	.93	(.51)
Total from investment operations	.32	1.26	.70	.56	.89	(.59)
Distributions from net realized gain	(.23)	-	-	-	-	-
Net asset value, end of period	$ 11.80	$ 11.71	$ 10.45	$ 9.75	$ 9.19	$ 8.30
Total Return B, C, D	2.69%	12.06%	7.18%	6.09%	10.72%	(6.64)%
Ratios to Average Net Assets H
Expenses before reductions	2.10% A	2.15%	2.18%	2.21%	2.32%	2.51%
Expenses net of fee waivers, if any	2.00% A	2.04%	2.18%	2.21%	2.30%	2.50%
Expenses net of all reductions	1.98% A	2.00%	2.13%	2.04%	2.15%	2.49%
Net investment income (loss)	(.52)% A,F	(1.23)%	(.87)%	(.81)%	(.43)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,010	$ 12,016	$ 11,736	$ 11,501	$ 8,594	$ 6,508
Portfolio turnover rate	118% A	102%	134%	205%	180%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 10.96	$ 10.10	$ 9.41	$ 8.41	$ 8.92
Income from Investment Operations
Net investment income (loss) D	.03 E	(.02)	.03 F	.03	.07	.01
Net realized and unrealized gain (loss)	.38	1.47	.83	.66	.93	(.52)
Total from investment operations	.41	1.45	.86	.69	1.00	(.51)
Distributions from net realized gain	(.23)	-	-	-	-	-
Net asset value, end of period	$ 12.59	$ 12.41	$ 10.96	$ 10.10	$ 9.41	$ 8.41
Total Return B, C	3.27%	13.23%	8.51%	7.33%	11.89%	(5.72)%
Ratios to Average Net Assets G
Expenses before reductions	.93%A	.98%	1.01%	1.03%	1.15%	1.54%
Expenses net of fee waivers, if any	.93%A	.98%	1.01%	1.03%	1.15%	1.50%
Expenses net of all reductions	.92%A	.93%	.96%	.86%	1.01%	1.49%
Net investment income (loss)	.53%A,E	(.16)%	.30%	.37%	.72%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,057	$ 1,408	$ 647	$ 1,054	$ 1,229	$ 791
Portfolio turnover rate	118%A	102%	134%	205%	180%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .19%.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Fifty Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,899,585
Unrealized depreciation	(2,877,019)
Net unrealized appreciation (depreciation)	$ 9,022,566
Cost for federal income tax purposes	$ 89,160,616

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $57,276,016 and $48,196,168, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 32,180	$ 1,451
Class T	.25%	.25%	70,820	412
Class B	.75%	.25%	100,282	75,305
Class C	.75%	.25%	65,451	12,525
			$ 268,733	$ 89,693

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4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34,123
Class T	8,405
Class B*	24,221
Class C*	989
$ 67,738

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 43,848	.34*
Class T	53,468	.38*
Class B	35,996	.36*
Class C	22,791	.35*
Institutional Class	1,582	.19*
	$ 157,685

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $398 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $122 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $22,745.

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7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 11,129
Class T	1.50%	18,281
Class B	2.00%	11,113
Class C	2.00%	6,427
		$ 46,950

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,689 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 391

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net realized gain
Class A	$ 384,710	$ -
Class T	498,113	-
Class B	368,060	-
Class C	231,245	-
Institutional Class	25,806	-
Total	$ 1,507,934	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	1,047,599	749,485	$ 13,382,500	$ 8,229,508
Reinvestment of distributions	29,874	-	367,441	-
Shares redeemed	(301,819)	(698,910)	(3,836,025)	(7,759,772)
Net increase (decrease)	775,654	50,575	$ 9,913,916	$ 469,736
Class T
Shares sold	460,110	738,839	$ 5,732,784	$ 8,101,133
Reinvestment of distributions	40,020	-	484,497	-
Shares redeemed	(330,695)	(805,037)	(4,121,658)	(8,745,190)
Net increase (decrease)	169,435	(66,198)	$ 2,095,623	$ (644,057)
Class B
Shares sold	206,651	312,756	$ 2,506,445	$ 3,334,280
Reinvestment of distributions	28,096	-	331,909	-
Shares redeemed	(229,574)	(612,672)	(2,795,823)	(6,508,363)
Net increase (decrease)	5,173	(299,916)	$ 42,531	$ (3,174,083)
Class C
Shares sold	270,637	256,901	$ 3,302,695	$ 2,732,463
Reinvestment of distributions	17,909	-	211,585	-
Shares redeemed	(127,779)	(353,924)	(1,548,136)	(3,740,547)
Net increase (decrease)	160,767	(97,023)	$ 1,966,144	$ (1,008,084)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Institutional Class
Shares sold	51,628	92,478	$ 669,042	$ 999,047
Reinvestment of distributions	1,953	-	24,502	-
Shares redeemed	(3,686)	(38,083)	(47,496)	(442,896)
Net increase (decrease)	49,895	54,395	$ 646,048	$ 556,151

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Fifty Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AFIF-USAN-0706
1.786789.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor Fifty
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,030.90	$ 6.33
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 1,029.70	$ 7.59
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,026.90	$ 10.11
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,026.90	$ 10.11
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class
Actual	$ 1,000.00	$ 1,032.70	$ 4.71
Hypothetical A	$ 1,000.00	$ 1,020.29	$ 4.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	.93%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	6.4	5.8
Colgate-Palmolive Co.	3.5	2.4
American International Group, Inc.	3.4	3.6
Wells Fargo & Co.	3.3	0.2
Carpenter Technology Corp.	3.0	1.9
Microsoft Corp.	2.7	5.0
Infosys Technologies Ltd.	2.5	2.9
Ultra Petroleum Corp.	2.5	0.0
Henry Schein, Inc.	2.4	1.8
Herbalife Ltd.	2.4	0.1
	32.1
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.0	28.8
Financials	15.2	10.9
Industrials	10.4	16.2
Consumer Staples	9.4	5.3
Health Care	9.2	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 89.9%		Stocks 93.3%
	Short-Term Investments and Net Other Assets 10.1%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	16.5%	** Foreign investments	13.9%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.5%
Diversified Consumer Services - 2.1%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	49,700	$ 1,329,475
Universal Technical Institute, Inc. (a)	27,100	670,725
		2,000,200
Household Durables - 1.1%
Garmin Ltd.	11,000	1,026,190
Internet & Catalog Retail - 0.6%
Coldwater Creek, Inc. (a)	23,400	601,380
Multiline Retail - 1.6%
Target Corp.	30,600	1,496,952
Specialty Retail - 1.1%
Best Buy Co., Inc.	20,100	1,065,300
Textiles, Apparel & Luxury Goods - 1.0%
Volcom, Inc.	28,000	897,960
TOTAL CONSUMER DISCRETIONARY		7,087,982
CONSUMER STAPLES - 9.4%
Food & Staples Retailing - 1.4%
Walgreen Co.	34,000	1,380,400
Household Products - 3.5%
Colgate-Palmolive Co.	55,200	3,330,768
Personal Products - 4.5%
Avon Products, Inc.	62,500	1,981,250
Herbalife Ltd. (a)	57,100	2,241,175
		4,222,425
TOTAL CONSUMER STAPLES		8,933,593
ENERGY - 6.3%
Energy Equipment & Services - 1.6%
Schlumberger Ltd. (NY Shares)	23,300	1,527,781
Oil, Gas & Consumable Fuels - 4.7%
Ultra Petroleum Corp. (a)	40,200	2,313,510
Valero Energy Corp.	33,700	2,067,495
		4,381,005
TOTAL ENERGY		5,908,786
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 15.2%
Commercial Banks - 3.7%
Wachovia Corp.	8,000	$ 428,000
Wells Fargo & Co.	46,600	3,092,842
		3,520,842
Consumer Finance - 1.1%
American Express Co.	18,700	1,016,532
Diversified Financial Services - 1.0%
Bank of America Corp.	19,900	963,160
Insurance - 6.3%
American International Group, Inc.	52,200	3,173,760
Aon Corp.	34,800	1,240,620
Prudential Financial, Inc.	20,400	1,553,460
		5,967,840
Real Estate Investment Trusts - 1.2%
CapitalSource, Inc.	47,100	1,104,495
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	47,400	1,814,472
TOTAL FINANCIALS		14,387,341
HEALTH CARE - 9.2%
Biotechnology - 1.1%
Genentech, Inc. (a)	12,000	995,520
Health Care Equipment & Supplies - 2.9%
Alcon, Inc.	8,100	875,448
ResMed, Inc. (a)	24,900	1,131,954
St. Jude Medical, Inc. (a)	20,300	692,230
		2,699,632
Health Care Providers & Services - 4.4%
Henry Schein, Inc. (a)	48,800	2,249,192
UnitedHealth Group, Inc.	44,300	1,947,428
		4,196,620
Life Sciences Tools & Services - 0.8%
Invitrogen Corp. (a)	12,200	777,628
TOTAL HEALTH CARE		8,669,400
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.0%
Rockwell Collins, Inc.	17,200	939,120
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 1.3%
Ryanair Holdings PLC sponsored ADR (a)(d)	25,200	$ 1,234,548
Commercial Services & Supplies - 0.7%
Monster Worldwide, Inc. (a)	12,800	625,536
Construction & Engineering - 2.0%
Jacobs Engineering Group, Inc. (a)	24,700	1,927,341
Electrical Equipment - 0.8%
Q-Cells AG (d)	10,200	790,937
Industrial Conglomerates - 2.5%
3M Co.	15,800	1,321,828
McDermott International, Inc. (a)	15,300	1,003,833
		2,325,661
Machinery - 1.2%
Danaher Corp.	17,300	1,109,103
Trading Companies & Distributors - 0.9%
WESCO International, Inc. (a)	13,200	867,768
TOTAL INDUSTRIALS		9,820,014
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 2.7%
Nice Systems Ltd. sponsored ADR (a)	26,200	712,640
QUALCOMM, Inc.	41,100	1,858,131
		2,570,771
Computers & Peripherals - 0.4%
Intermec, Inc. (a)	15,100	347,904
Internet Software & Services - 9.2%
eBay, Inc. (a)	31,700	1,040,077
Google, Inc. Class A (sub. vtg.) (a)	16,300	6,060,665
VeriSign, Inc. (a)	71,700	1,609,665
		8,710,407
IT Services - 5.5%
First Data Corp.	32,200	1,484,742
Infosys Technologies Ltd.	37,418	2,351,383
Paychex, Inc.	36,700	1,347,257
		5,183,382
Semiconductors & Semiconductor Equipment - 2.5%
MEMC Electronic Materials, Inc. (a)	40,000	1,400,800
SiRF Technology Holdings, Inc. (a)	33,700	987,747
		2,388,547
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 3.7%
Microsoft Corp.	113,500	$ 2,570,775
NAVTEQ Corp. (a)	22,800	951,900
		3,522,675
TOTAL INFORMATION TECHNOLOGY		22,723,686
MATERIALS - 7.0%
Chemicals - 2.4%
Monsanto Co.	14,500	1,220,320
Praxair, Inc.	19,600	1,032,920
		2,253,240
Metals & Mining - 4.6%
Carpenter Technology Corp.	25,700	2,873,260
Mittal Steel Co. NV Class A (NY Shares) (d)	44,200	1,457,716
		4,330,976
TOTAL MATERIALS		6,584,216
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	27,500	851,675
TOTAL COMMON STOCKS (Cost $75,763,782)		84,966,693
Money Market Funds - 14.0%
Fidelity Cash Central Fund, 5.03% (b)	10,252,489	10,252,489
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	2,964,000	2,964,000
TOTAL MONEY MARKET FUNDS (Cost $13,216,489)		13,216,489
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $88,980,271)		98,183,182
NET OTHER ASSETS - (3.9)%		(3,640,198)
NET ASSETS - 100%		$ 94,542,984
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140,669
Fidelity Securities Lending Cash Central Fund	22,745
Total	$ 163,414
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.5%
Cayman Islands	3.5%
India	2.5%
Canada	2.5%
Netherlands Antilles	1.6%
Netherlands	1.6%
Ireland	1.3%
Panama	1.1%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,913,536) - See accompanying schedule: Unaffiliated issuers (cost $75,763,782)	$ 84,966,693
Affiliated Central Funds (cost $13,216,489)	13,216,489
Total Investments (cost $88,980,271)		$ 98,183,182
Receivable for investments sold		444,305
Receivable for fund shares sold		350,858
Dividends receivable		128,093
Interest receivable		37,857
Prepaid expenses		189
Receivable from investment adviser for expense reductions		1,306
Other receivables		7,656
Total assets		99,153,446

Liabilities
Payable to custodian bank	$ 232,898
Payable for investments purchased	1,143,039
Payable for fund shares redeemed	123,413
Accrued management fee	45,395
Distribution fees payable	47,097
Other affiliated payables	30,449
Other payables and accrued expenses	24,171
Collateral on securities loaned, at value	2,964,000
Total liabilities		4,610,462

Net Assets		$ 94,542,984
Net Assets consist of:
Paid in capital		$ 77,150,853
Accumulated net investment loss		(59,448)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,249,596
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,201,983
Net Assets		$ 94,542,984

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,376,517 ÷ 2,463,901 shares)	$ 12.33

Maximum offering price per share (100/94.25 of $12.33)	$ 13.08
Class T: Net Asset Value and redemption price per share ($28,829,434 ÷ 2,378,548 shares)	$ 12.12

Maximum offering price per share (100/96.50 of $12.12)	$ 12.56
Class B: Net Asset Value and offering price per share ($19,269,905 ÷ 1,633,062 shares)A	$ 11.80

Class C: Net Asset Value and offering price per share ($14,010,323 ÷ 1,187,164 shares)A	$ 11.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,056,805 ÷ 163,355 shares)	$ 12.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 330,378
Special dividends		153,225
Interest		42
Income from affiliated Central Funds		163,414
Total income		647,059

Expenses
Management fee	$ 251,793
Transfer agent fees	157,685
Distribution fees	268,733
Accounting and security lending fees	18,447
Independent trustees' compensation	170
Custodian fees and expenses	11,234
Registration fees	27,664
Audit	23,385
Legal	3,007
Miscellaneous	(2,581)
Total expenses before reductions	759,537
Expense reductions	(53,030)	706,507
Net investment income (loss)		(59,448)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,325,415
Foreign currency transactions	(527)
Total net realized gain (loss)		8,324,888
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $9,718)	(6,399,841)
Assets and liabilities in foreign currencies	(481)
Total change in net unrealized appreciation (depreciation)		(6,400,322)
Net gain (loss)		1,924,566
Net increase (decrease) in net assets resulting from operations		$ 1,865,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (59,448)	$ (642,363)
Net realized gain (loss)	8,324,888	2,606,312
Change in net unrealized appreciation (depreciation)	(6,400,322)	6,985,706
Net increase (decrease) in net assets resulting from operations	1,865,118	8,949,655
Distributions to shareholders from net realized gain	(1,507,934)	-
Share transactions - net increase (decrease)	14,664,262	(3,800,337)
Total increase (decrease) in net assets	15,021,446	5,149,318

Net Assets
Beginning of period	79,521,538	74,372,220
End of period (including accumulated net investment loss of $59,448 and $0, respectively)	$ 94,542,984	$ 79,521,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.18	$ 10.77	$ 9.97	$ 9.34	$ 8.38	$ 8.91
Income from Investment Operations
Net investment income (loss) E	.01 F	(.05)	(.01) G	(.01)	.02	(.01)
Net realized and unrealized gain (loss)	.37	1.46	.81	.64	.94	(.52)
Total from investment operations	.38	1.41	.80	.63	.96	(.53)
Distributions from net realized gain	(.23)	-	-	-	-	-
Net asset value, end of period	$ 12.33	$ 12.18	$ 10.77	$ 9.97	$ 9.34	$ 8.38
Total Return B, C, D	3.09%	13.09%	8.02%	6.75%	11.46%	(5.95)%
Ratios to Average Net Assets H
Expenses before reductions	1.34% A	1.40%	1.43%	1.51%	1.64%	1.78%
Expenses net of fee waivers, if any	1.25% A	1.28%	1.43%	1.51%	1.61%	1.75%
Expenses net of all reductions	1.24% A	1.24%	1.38%	1.33%	1.46%	1.74%
Net investment income (loss)	.22% A, F	(.47)%	(.12)%	(.11)%	.26%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,377	$ 20,556	$ 17,633	$ 11,917	$ 5,942	$ 4,453
Portfolio turnover rate	118% A	102%	134%	205%	180%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.13)%.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.99	$ 10.64	$ 9.89	$ 9.28	$ 8.36	$ 8.91
Income from Investment Operations
Net investment income (loss) E	- F, I	(.08)	(.05) G	(.04)	- I	(.04)
Net realized and unrealized gain (loss)	.36	1.43	.80	.65	.92	(.51)
Total from investment operations	.36	1.35	.75	.61	.92	(.55)
Distributions from net realized gain	(.23)	-	-	-	-	-
Net asset value, end of period	$ 12.12	$ 11.99	$ 10.64	$ 9.89	$ 9.28	$ 8.36
Total Return B, C, D	2.97%	12.69%	7.58%	6.57%	11.00%	(6.17)%
Ratios to Average Net Assets H
Expenses before reductions	1.63% A	1.68%	1.78%	1.81%	1.93%	2.10%
Expenses net of fee waivers, if any	1.50%A	1.54%	1.75%	1.80%	1.90%	2.00%
Expenses net of all reductions	1.49%A	1.50%	1.70%	1.62%	1.75%	1.99%
Net investment income (loss)	(.03)% A,F	(.73)%	(.44)%	(.40)%	(.03)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,829	$ 26,484	$ 24,219	$ 24,343	$ 24,691	$ 13,163
Portfolio turnover rate	118% A	102%	134%	205%	180%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.45	$ 9.75	$ 9.20	$ 8.31	$ 8.90
Income from Investment Operations
Net investment income (loss) E	(.03) F	(.13)	(.09) G	(.08)	(.04)	(.08)
Net realized and unrealized gain (loss)	.35	1.39	.79	.63	.93	(.51)
Total from investment operations	.32	1.26	.70	.55	.89	(.59)
Distributions from net realized gain	(.23)	-	-	-	-	-
Net asset value, end of period	$ 11.80	$ 11.71	$ 10.45	$ 9.75	$ 9.20	$ 8.31
Total Return B, C, D	2.69%	12.06%	7.18%	5.98%	10.71%	(6.63)%
Ratios to Average Net Assets H
Expenses before reductions	2.11% A	2.16%	2.24%	2.25%	2.35%	2.56%
Expenses net of fee waivers, if any	2.00% A	2.05%	2.24%	2.25%	2.32%	2.50%
Expenses net of all reductions	1.99% A	2.00%	2.19%	2.08%	2.18%	2.49%
Net investment income (loss)	(.53)% A,F	(1.24)%	(.93)%	(.85)%	(.45)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,270	$ 19,056	$ 20,137	$ 18,657	$ 15,626	$ 10,664
Portfolio turnover rate	118% A	102%	134%	205%	180%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.45	$ 9.75	$ 9.19	$ 8.30	$ 8.89
Income from Investment Operations
Net investment income (loss) E	(.03) F	(.13)	(.09) G	(.07)	(.04)	(.08)
Net realized and unrealized gain (loss)	.35	1.39	.79	.63	.93	(.51)
Total from investment operations	.32	1.26	.70	.56	.89	(.59)
Distributions from net realized gain	(.23)	-	-	-	-	-
Net asset value, end of period	$ 11.80	$ 11.71	$ 10.45	$ 9.75	$ 9.19	$ 8.30
Total Return B, C, D	2.69%	12.06%	7.18%	6.09%	10.72%	(6.64)%
Ratios to Average Net Assets H
Expenses before reductions	2.10% A	2.15%	2.18%	2.21%	2.32%	2.51%
Expenses net of fee waivers, if any	2.00% A	2.04%	2.18%	2.21%	2.30%	2.50%
Expenses net of all reductions	1.98% A	2.00%	2.13%	2.04%	2.15%	2.49%
Net investment income (loss)	(.52)% A,F	(1.23)%	(.87)%	(.81)%	(.43)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,010	$ 12,016	$ 11,736	$ 11,501	$ 8,594	$ 6,508
Portfolio turnover rate	118% A	102%	134%	205%	180%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 10.96	$ 10.10	$ 9.41	$ 8.41	$ 8.92
Income from Investment Operations
Net investment income (loss) D	.03 E	(.02)	.03 F	.03	.07	.01
Net realized and unrealized gain (loss)	.38	1.47	.83	.66	.93	(.52)
Total from investment operations	.41	1.45	.86	.69	1.00	(.51)
Distributions from net realized gain	(.23)	-	-	-	-	-
Net asset value, end of period	$ 12.59	$ 12.41	$ 10.96	$ 10.10	$ 9.41	$ 8.41
Total Return B, C	3.27%	13.23%	8.51%	7.33%	11.89%	(5.72)%
Ratios to Average Net Assets G
Expenses before reductions	.93%A	.98%	1.01%	1.03%	1.15%	1.54%
Expenses net of fee waivers, if any	.93%A	.98%	1.01%	1.03%	1.15%	1.50%
Expenses net of all reductions	.92%A	.93%	.96%	.86%	1.01%	1.49%
Net investment income (loss)	.53%A,E	(.16)%	.30%	.37%	.72%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,057	$ 1,408	$ 647	$ 1,054	$ 1,229	$ 791
Portfolio turnover rate	118%A	102%	134%	205%	180%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .19%.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Fifty Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,899,585
Unrealized depreciation	(2,877,019)
Net unrealized appreciation (depreciation)	$ 9,022,566
Cost for federal income tax purposes	$ 89,160,616

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $57,276,016 and $48,196,168, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 32,180	$ 1,451
Class T	.25%	.25%	70,820	412
Class B	.75%	.25%	100,282	75,305
Class C	.75%	.25%	65,451	12,525
			$ 268,733	$ 89,693

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34,123
Class T	8,405
Class B*	24,221
Class C*	989
$ 67,738

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 43,848	.34*
Class T	53,468	.38*
Class B	35,996	.36*
Class C	22,791	.35*
Institutional Class	1,582	.19*
	$ 157,685

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $398 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $122 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $22,745.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 11,129
Class T	1.50%	18,281
Class B	2.00%	11,113
Class C	2.00%	6,427
		$ 46,950

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,689 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 391

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net realized gain
Class A	$ 384,710	$ -
Class T	498,113	-
Class B	368,060	-
Class C	231,245	-
Institutional Class	25,806	-
Total	$ 1,507,934	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	1,047,599	749,485	$ 13,382,500	$ 8,229,508
Reinvestment of distributions	29,874	-	367,441	-
Shares redeemed	(301,819)	(698,910)	(3,836,025)	(7,759,772)
Net increase (decrease)	775,654	50,575	$ 9,913,916	$ 469,736
Class T
Shares sold	460,110	738,839	$ 5,732,784	$ 8,101,133
Reinvestment of distributions	40,020	-	484,497	-
Shares redeemed	(330,695)	(805,037)	(4,121,658)	(8,745,190)
Net increase (decrease)	169,435	(66,198)	$ 2,095,623	$ (644,057)
Class B
Shares sold	206,651	312,756	$ 2,506,445	$ 3,334,280
Reinvestment of distributions	28,096	-	331,909	-
Shares redeemed	(229,574)	(612,672)	(2,795,823)	(6,508,363)
Net increase (decrease)	5,173	(299,916)	$ 42,531	$ (3,174,083)
Class C
Shares sold	270,637	256,901	$ 3,302,695	$ 2,732,463
Reinvestment of distributions	17,909	-	211,585	-
Shares redeemed	(127,779)	(353,924)	(1,548,136)	(3,740,547)
Net increase (decrease)	160,767	(97,023)	$ 1,966,144	$ (1,008,084)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Institutional Class
Shares sold	51,628	92,478	$ 669,042	$ 999,047
Reinvestment of distributions	1,953	-	24,502	-
Shares redeemed	(3,686)	(38,083)	(47,496)	(442,896)
Net increase (decrease)	49,895	54,395	$ 646,048	$ 556,151

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Fifty Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AFIFI-USAN-0706
1.786790.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Growth & Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,015.30	$ 5.38
HypotheticalA	$ 1,000.00	$ 1,019.60	$ 5.39
Class T
Actual	$ 1,000.00	$ 1,014.40	$ 6.43
HypotheticalA	$ 1,000.00	$ 1,018.55	$ 6.44
Class B
Actual	$ 1,000.00	$ 1,011.60	$ 9.23
HypotheticalA	$ 1,000.00	$ 1,015.76	$ 9.25
Class C
Actual	$ 1,000.00	$ 1,012.10	$ 8.98
HypotheticalA	$ 1,000.00	$ 1,016.01	$ 9.00
Institutional Class
Actual	$ 1,000.00	$ 1,017.50	$ 3.67
HypotheticalA	$ 1,000.00	$ 1,021.29	$ 3.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.07%
Class T	1.28%
Class B	1.84%
Class C	1.79%
Institutional Class	.73%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.9	4.0
American International Group, Inc.	3.2	2.9
Microsoft Corp.	3.2	5.1
Johnson & Johnson	2.5	2.3
Exxon Mobil Corp.	2.4	1.8
Bank of America Corp.	2.3	1.9
United Technologies Corp.	1.7	1.4
Wells Fargo & Co.	1.5	1.1
Cisco Systems, Inc.	1.4	0.9
Schlumberger Ltd. (NY Shares)	1.4	1.4
	24.5
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	19.1
Information Technology	18.1	19.8
Industrials	14.3	13.4
Health Care	14.1	15.7
Energy	8.4	8.7
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 96.3%		Stocks 96.6%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	8.8%	** Foreign investments	9.6%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.8%
Hotels, Restaurants & Leisure - 0.5%
Ctrip.com International Ltd. sponsored ADR	700	$ 34
Sonic Corp. (a)	126,500	2,763
Starbucks Corp. (a)	116,400	4,150
Wynn Resorts Ltd. (a)	16,994	1,210
		8,157
Household Durables - 0.6%
Beazer Homes USA, Inc.	300	15
Sharp Corp.	429,000	7,174
Whirlpool Corp.	22,100	1,987
		9,176
Media - 2.7%
Clear Channel Communications, Inc.	87,400	2,692
E.W. Scripps Co. Class A	121,400	5,618
Lamar Advertising Co. Class A (a)	58,700	3,200
News Corp. Class B (d)	649,300	12,967
Scholastic Corp. (a)	73,800	1,942
The Walt Disney Co.	172,100	5,249
Time Warner, Inc.	186,800	3,215
Univision Communications, Inc. Class A (a)	138,900	4,993
		39,876
Multiline Retail - 0.9%
JCPenney Co., Inc.	5,200	316
Target Corp.	253,500	12,401
		12,717
Specialty Retail - 3.1%
Bed Bath & Beyond, Inc. (a)	104,500	3,675
Best Buy Co., Inc.	97,100	5,146
Esprit Holdings Ltd.	282,500	2,283
Home Depot, Inc.	239,900	9,145
Lowe's Companies, Inc. (d)	77,600	4,833
PETsMART, Inc.	164,500	4,389
Staples, Inc.	397,698	9,342
Tiffany & Co., Inc.	102,100	3,491
TJX Companies, Inc.	156,900	3,720
		46,024
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc.	2,000	$ 77
TOTAL CONSUMER DISCRETIONARY		116,027
CONSUMER STAPLES - 5.9%
Beverages - 1.3%
PepsiCo, Inc.	317,400	19,190
Food & Staples Retailing - 0.8%
CVS Corp.	370,100	10,326
Safeway, Inc.	82,200	1,938
Sysco Corp.	400	12
		12,276
Food Products - 0.8%
Nestle SA sponsored ADR	162,800	12,186
Household Products - 1.6%
Colgate-Palmolive Co.	275,900	16,648
Procter & Gamble Co.	118,300	6,418
		23,066
Tobacco - 1.4%
Altria Group, Inc.	286,200	20,707
TOTAL CONSUMER STAPLES		87,425
ENERGY - 8.4%
Energy Equipment & Services - 4.5%
Cameron International Corp. (a)	256,400	12,025
ENSCO International, Inc.	122,400	6,119
Halliburton Co.	276,700	20,639
Schlumberger Ltd. (NY Shares)	319,800	20,969
Smith International, Inc.	177,300	7,262
		67,014
Oil, Gas & Consumable Fuels - 3.9%
ConocoPhillips	54,400	3,443
Exxon Mobil Corp.	594,200	36,193
Peabody Energy Corp.	130,200	8,117
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	49,800	$ 2,866
Valero Energy Corp.	132,600	8,135
		58,754
TOTAL ENERGY		125,768
FINANCIALS - 21.4%
Capital Markets - 3.1%
Ameriprise Financial, Inc.	114,100	5,222
Charles Schwab Corp.	219,500	3,657
Franklin Resources, Inc.	54,900	4,938
Goldman Sachs Group, Inc.	11,600	1,751
Investors Financial Services Corp.	119,600	5,231
Merrill Lynch & Co., Inc.	48,400	3,505
Nomura Holdings, Inc. sponsored ADR	276,600	5,449
State Street Corp.	214,900	13,345
TD Ameritrade Holding Corp.	165,000	2,805
		45,903
Commercial Banks - 2.8%
Bank of China Ltd. (H Shares)	1,159,000	441
Mizuho Financial Group, Inc.	89	726
Standard Chartered PLC (United Kingdom)	258,679	6,352
Sumitomo Mitsui Financial Group, Inc.	134	1,373
Wachovia Corp.	195,800	10,475
Wells Fargo & Co.	332,800	22,088
		41,455
Consumer Finance - 1.7%
American Express Co.	203,700	11,073
Capital One Financial Corp.	178,600	14,783
		25,856
Diversified Financial Services - 3.3%
Bank of America Corp.	705,200	34,132
Citigroup, Inc.	277,700	13,691
NETeller PLC (a)	145,700	1,711
		49,534
Insurance - 8.4%
ACE Ltd.	18,400	953
AFLAC, Inc.	82,800	3,875
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	795,930	$ 48,393
Berkshire Hathaway, Inc. Class A (a)	94	8,675
Endurance Specialty Holdings Ltd.	57,100	1,744
Everest Re Group Ltd.	77,600	6,934
Fidelity National Title Group, Inc. Class A (d)	178,100	3,890
Hartford Financial Services Group, Inc.	165,600	14,563
Lincoln National Corp.	99,901	5,612
National Financial Partners Corp.	144,300	6,472
PartnerRe Ltd.	27,100	1,664
Prudential Financial, Inc.	133,800	10,189
PXRE Group Ltd.	3,100	12
W.R. Berkley Corp.	188,450	6,477
XL Capital Ltd. Class A	96,800	6,126
		125,579
Real Estate Investment Trusts - 0.3%
Equity Residential (SBI)	71,100	3,136
Vornado Realty Trust	16,300	1,465
		4,601
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	83,000	1,709
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	37,000	1,416
Freddie Mac	129,000	7,745
Golden West Financial Corp., Delaware	113,200	8,275
Hudson City Bancorp, Inc.	421,500	5,770
Washington Mutual, Inc.	33,400	1,533
		24,739
TOTAL FINANCIALS		319,376
HEALTH CARE - 14.1%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	12,440	404
Amgen, Inc. (a)	81,200	5,488
Biogen Idec, Inc. (a)	60,000	2,798
Celgene Corp. (a)	21,700	899
Cephalon, Inc. (a)	40,300	2,407
Genentech, Inc. (a)	500	41
Gilead Sciences, Inc. (a)	103,500	5,934
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
MedImmune, Inc. (a)	14,100	$ 449
PDL BioPharma, Inc. (a)	283,900	5,749
		24,169
Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	24,800	2,680
Baxter International, Inc.	228,200	8,603
Becton, Dickinson & Co.	140,800	8,509
Boston Scientific Corp. (a)	8,500	176
C.R. Bard, Inc.	40,000	2,960
Cooper Companies, Inc.	81,400	3,854
DJ Orthopedics, Inc. (a)	94,500	3,624
St. Jude Medical, Inc. (a)	92,300	3,147
		33,553
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc.	8,300	410
Chemed Corp.	29,600	1,594
Health Net, Inc. (a)	110,700	4,762
Healthways, Inc. (a)	8,400	446
Henry Schein, Inc. (a)	136,700	6,301
I-trax, Inc. (a)	244,900	781
UnitedHealth Group, Inc.	428,100	18,819
		33,113
Health Care Technology - 0.3%
Emdeon Corp. (a)	181,900	2,112
IMS Health, Inc.	100,000	2,698
		4,810
Life Sciences Tools & Services - 1.6%
Affymetrix, Inc. (a)	112,000	3,081
Charles River Laboratories International, Inc. (a)	143,900	5,762
Invitrogen Corp. (a)	150,000	9,561
Millipore Corp. (a)	22,800	1,582
Waters Corp. (a)	75,500	3,145
		23,131
Pharmaceuticals - 6.2%
Johnson & Johnson	628,700	37,860
Merck & Co., Inc.	99,800	3,322
Novartis AG sponsored ADR	113,900	6,319
Pfizer, Inc.	624,900	14,785
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	72,856	$ 11,344
Sepracor, Inc. (a)	52,700	2,728
Teva Pharmaceutical Industries Ltd. sponsored ADR	74,900	2,727
Wyeth	284,500	13,013
		92,098
TOTAL HEALTH CARE		210,874
INDUSTRIALS - 14.3%
Aerospace & Defense - 3.8%
Aviall, Inc. (a)	163,100	7,690
EDO Corp.	178,200	4,663
Honeywell International, Inc.	393,000	16,184
The Boeing Co.	30,100	2,506
United Technologies Corp.	414,800	25,933
		56,976
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	19,660	1,936
FedEx Corp.	72,600	7,933
		9,869
Airlines - 0.2%
Southwest Airlines Co.	63,800	1,027
UAL Corp. (a)	91,100	2,681
		3,708
Commercial Services & Supplies - 0.3%
Robert Half International, Inc.	42,000	1,724
Services Acquisition Corp. International (a)(d)	239,900	2,459
		4,183
Electrical Equipment - 0.3%
Evergreen Solar, Inc. (a)	120,000	1,338
Suntech Power Holdings Co. Ltd. sponsored ADR	60,900	1,716
Vestas Wind Systems AS (a)	55,400	1,428
		4,482
Industrial Conglomerates - 6.3%
3M Co.	82,900	6,935
General Electric Co.	2,160,500	74,022
McDermott International, Inc. (a)	199,900	13,115
		94,072
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 1.3%
Danaher Corp.	50,200	$ 3,218
Deere & Co.	129,500	11,085
Pentair, Inc.	130,400	4,454
		18,757
Road & Rail - 1.4%
Laidlaw International, Inc.	181,500	4,574
Landstar System, Inc.	82,900	3,663
Norfolk Southern Corp.	229,700	12,119
		20,356
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	14,200	473
TOTAL INDUSTRIALS		212,876
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 4.5%
Alcatel SA sponsored ADR (a)	260,200	3,453
Cisco Systems, Inc. (a)	1,082,700	21,308
Comverse Technology, Inc. (a)	136,335	3,070
Corning, Inc. (a)	493,200	11,960
Harris Corp.	73,800	3,005
Juniper Networks, Inc. (a)	142,100	2,264
Lucent Technologies, Inc. (a)	180,800	461
Motorola, Inc.	422,500	8,911
Nortel Networks Corp. (a)	1,291,900	3,073
QUALCOMM, Inc.	208,800	9,440
Research In Motion Ltd. (a)	3,000	195
		67,140
Computers & Peripherals - 2.3%
Apple Computer, Inc. (a)	142,000	8,487
Dell, Inc. (a)	300	8
EMC Corp. (a)	985,300	12,612
Hewlett-Packard Co.	377,600	12,227
Sun Microsystems, Inc. (a)	107,600	501
		33,835
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	248,153	8,658
Internet Software & Services - 2.7%
eBay, Inc. (a)	223,300	7,326
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	50,500	$ 18,777
Homestore, Inc. (a)	73,600	439
Yahoo!, Inc. (a)	420,000	13,268
		39,810
IT Services - 0.9%
First Data Corp.	140,200	6,465
Mastercard, Inc. Class A	55,400	2,490
Paychex, Inc.	143,000	5,250
		14,205
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	172,500	5,818
Applied Materials, Inc.	615,782	10,413
ASML Holding NV (NY Shares) (a)	900	18
ATI Technologies, Inc. (a)	195,600	3,227
Freescale Semiconductor, Inc. Class A (a)	223,000	6,875
Intel Corp.	500	9
Lam Research Corp. (a)	15,800	708
Microchip Technology, Inc.	91,600	3,142
National Semiconductor Corp.	209,700	5,385
Renewable Energy Corp. AS	67,600	1,040
Samsung Electronics Co. Ltd.	3,420	2,193
		38,828
Software - 4.5%
Adobe Systems, Inc. (a)	77,500	2,219
BEA Systems, Inc. (a)	198,500	2,692
Cognos, Inc. (a)	84,700	2,595
FileNET Corp. (a)	148,100	3,858
Mercury Interactive Corp. (a)	55,400	1,961
Microsoft Corp.	2,099,200	47,547
Oracle Corp. (a)	299,600	4,260
Symantec Corp. (a)	94,900	1,480
		66,612
TOTAL INFORMATION TECHNOLOGY		269,088
MATERIALS - 3.1%
Chemicals - 2.0%
Ashland, Inc.	138,700	8,669
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	96,790	$ 8,146
Praxair, Inc.	247,900	13,064
		29,879
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	198,400	3,373
Smurfit-Stone Container Corp. (a)	236,500	2,831
		6,204
Metals & Mining - 0.7%
Alcoa, Inc.	200,800	6,369
Newmont Mining Corp.	83,800	4,370
		10,739
TOTAL MATERIALS		46,822
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	402,700	10,494
Qwest Communications International, Inc. (a)	703,800	4,934
Verizon Communications, Inc.	170,200	5,312
		20,740
Wireless Telecommunication Services - 0.6%
Nextel Partners, Inc. Class A (a)	176,400	5,010
Sprint Nextel Corp.	201,482	4,273
		9,283
TOTAL TELECOMMUNICATION SERVICES		30,023
UTILITIES - 1.2%
Electric Utilities - 0.4%
Exelon Corp.	103,300	5,848
Independent Power Producers & Energy Traders - 0.7%
TXU Corp.	190,600	10,921
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	24,100	1,536
TOTAL UTILITIES		18,305
TOTAL COMMON STOCKS (Cost $1,402,563)		1,436,584
Money Market Funds - 4.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.03% (b)	59,877,116	$ 59,877
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	8,455,550	8,456
TOTAL MONEY MARKET FUNDS (Cost $68,333)		68,333
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,470,896)		1,504,917
NET OTHER ASSETS - (0.9)%		(13,244)
NET ASSETS - 100%		$ 1,491,673
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 841
Fidelity Securities Lending Cash Central Fund	66
Total	$ 907
Income Tax Information
At November 30, 2005, the fund had a capital loss carryforward of approximately $48,905,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,447) - See accompanying schedule: Unaffiliated issuers (cost $1,402,563)	$ 1,436,584
Affiliated Central Funds (cost $68,333)	68,333
Total Investments (cost $1,470,896)		$ 1,504,917
Cash		1,372
Receivable for investments sold		8,703
Receivable for fund shares sold		1,820
Dividends receivable		2,638
Interest receivable		231
Prepaid expenses		4
Other receivables		27
Total assets		1,519,712

Liabilities
Payable for investments purchased	$ 13,561
Payable for fund shares redeemed	4,448
Accrued management fee	594
Distribution fees payable	527
Other affiliated payables	400
Other payables and accrued expenses	53
Collateral on securities loaned, at value	8,456
Total liabilities		28,039

Net Assets		$ 1,491,673
Net Assets consist of:
Paid in capital		$ 1,429,866
Undistributed net investment income		1,779
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,005
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,023
Net Assets		$ 1,491,673

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($213,860 ÷ 11,786.2 shares)	$ 18.14

Maximum offering price per share (100/94.25 of $18.14)	$ 19.25
Class T: Net Asset Value and redemption price per share ($520,708 ÷ 28,865 shares)	$ 18.04

Maximum offering price per share (100/96.50 of $18.04)	$ 18.69
Class B: Net Asset Value and offering price per share ($173,087 ÷ 9,903 shares)A	$ 17.48

Class C Net Asset Value and offering price per share ($122,471 ÷ 6,995 shares)A	$ 17.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($461,547 ÷ 25,269 shares)	$ 18.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 10,744
Interest		7
Income from affiliated Central Funds		907
Total income		11,658

Expenses
Management fee	$ 3,698
Transfer agent fees	2,181
Distribution fees	3,383
Accounting and security lending fees	262
Independent trustees' compensation	3
Custodian fees and expenses	26
Registration fees	55
Audit	30
Legal	14
Miscellaneous	(119)
Total expenses before reductions	9,533
Expense reductions	(197)	9,336
Net investment income (loss)		2,322
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	77,249
Foreign currency transactions	2
Total net realized gain (loss)		77,251
Change in net unrealized appreciation (depreciation) on: Investment securities	(53,081)
Assets and liabilities in foreign currencies	12
Total change in net unrealized appreciation (depreciation)		(53,069)
Net gain (loss)		24,182
Net increase (decrease) in net assets resulting from operations		$ 26,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,322	$ 6,953
Net realized gain (loss)	77,251	218,233
Change in net unrealized appreciation (depreciation)	(53,069)	(65,227)
Net increase (decrease) in net assets resulting from operations	26,504	159,959
Distributions to shareholders from net investment income	(4,871)	(13,627)
Share transactions - net increase (decrease)	(162,038)	(343,333)
Total increase (decrease) in net assets	(140,405)	(197,001)

Net Assets
Beginning of period	1,632,078	1,829,079
End of period (including undistributed net investment income of $1,779 and undistributed net investment income of $4,328, respectively)	$ 1,491,673	$ 1,632,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.94	$ 16.41	$ 15.42	$ 13.83	$ 15.94	$ 17.57
Income from Investment Operations
Net investment income (loss) E	.04	.10	.15 F	.08	.09 H	.06
Net realized and unrealized gain (loss)	.24	1.60	.91	1.60	(2.20) H	(1.69)
Total from investment operations	.28	1.70	1.06	1.68	(2.11)	(1.63)
Distributions from net investment income	(.08)	(.17)	(.07)	(.09)	-	-
Net asset value, end of period	$ 18.14	$ 17.94	$ 16.41	$ 15.42	$ 13.83	$ 15.94
Total Return B, C, D	1.53%	10.45%	6.86%	12.25%	(13.24)%	(9.28)%
Ratios to Average Net Assets G
Expenses before reductions	1.07% A	1.10%	1.10%	1.09%	1.10%	1.03%
Expenses net of fee waivers, if any	1.07% A	1.10%	1.10%	1.09%	1.10%	1.03%
Expenses net of all reductions	1.04% A	1.05%	1.09%	1.08%	1.06%	1.00%
Net investment income (loss)	.43% A	.59%	.92%	.57%	.62% H	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 214	$ 182	$ 160	$ 144	$ 120	$ 166
Portfolio turnover rate	112% A	187%	25%	21%	93%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.80	$ 16.26	$ 15.29	$ 13.71	$ 15.84	$ 17.50
Income from Investment Operations
Net investment income (loss) E	.02	.06	.11 F	.05	.06 H	.03
Net realized and unrealized gain (loss)	.24	1.60	.90	1.58	(2.19) H	(1.69)
Total from investment operations	.26	1.66	1.01	1.63	(2.13)	(1.66)
Distributions from net investment income	(.02)	(.12)	(.04)	(.05)	-	-
Net asset value, end of period	$ 18.04	$ 17.80	$ 16.26	$ 15.29	$ 13.71	$ 15.84
Total Return B, C, D	1.44%	10.27%	6.58%	11.95%	(13.45)%	(9.49)%
Ratios to Average Net Assets G
Expenses before reductions	1.28% A	1.32%	1.32%	1.32%	1.33%	1.26%
Expenses net of fee waivers, if any	1.28% A	1.32%	1.32%	1.32%	1.33%	1.26%
Expenses net of all reductions	1.25% A	1.27%	1.32%	1.31%	1.29%	1.24%
Net investment income (loss)	.22% A	.37%	.69%	.35%	.39% H	.16%
Supplemental Data
Net assets, end of period (in millions)	$ 521	$ 607	$ 792	$ 878	$ 788	$ 1,070
Portfolio turnover rate	112% A	187%	25%	21%	93%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.28	$ 15.78	$ 14.88	$ 13.36	$ 15.52	$ 17.24
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	.02 F	(.03)	(.02) H	(.06)
Net realized and unrealized gain (loss)	.23	1.55	.88	1.55	(2.14) H	(1.66)
Total from investment operations	.20	1.52	.90	1.52	(2.16)	(1.72)
Distributions from net investment income	-	(.02)	-	-	-	-
Net asset value, end of period	$ 17.48	$ 17.28	$ 15.78	$ 14.88	$ 13.36	$ 15.52
Total Return B, C, D	1.16%	9.64%	6.05%	11.38%	(13.92)%	(9.98)%
Ratios to Average Net Assets G
Expenses before reductions	1.84% A	1.87%	1.88%	1.85%	1.85%	1.78%
Expenses net of fee waivers, if any	1.84% A	1.87%	1.88%	1.85%	1.85%	1.78%
Expenses net of all reductions	1.82% A	1.83%	1.87%	1.85%	1.81%	1.76%
Net investment income (loss)	(.35)% A	(.19)%	.14%	(.19)%	(.13)% H	(.37)%
Supplemental Data
Net assets, end of period (in millions)	$ 173	$ 231	$ 322	$ 372	$ 365	$ 523
Portfolio turnover rate	112% A	187%	25%	21%	93%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 15.81	$ 14.90	$ 13.38	$ 15.53	$ 17.24
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	.03 F	(.02)	(.01) H	(.05)
Net realized and unrealized gain (loss)	.24	1.54	.88	1.54	(2.14) H	(1.66)
Total from investment operations	.21	1.52	.91	1.52	(2.15)	(1.71)
Distributions from net investment income	-	(.03)	-	-	-	-
Net asset value, end of period	$ 17.51	$ 17.30	$ 15.81	$ 14.90	$ 13.38	$ 15.53
Total Return B, C, D	1.21%	9.63%	6.11%	11.36%	(13.84)%	(9.92)%
Ratios to Average Net Assets G
Expenses before reductions	1.79% A	1.84%	1.83%	1.82%	1.82%	1.75%
Expenses net of fee waivers, if any	1.79% A	1.84%	1.83%	1.82%	1.82%	1.75%
Expenses net of all reductions	1.77% A	1.79%	1.83%	1.81%	1.78%	1.73%
Net investment income (loss)	(.29)% A	(.15)%	.18%	(.16)%	(.10)% H	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 122	$ 136	$ 174	$ 202	$ 194	$ 281
Portfolio turnover rate	112% A	187%	25%	21%	93%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 18.09	$ 16.54	$ 15.55	$ 13.96	$ 16.08	$ 17.66
Income from Investment Operations
Net investment income (loss) D	.07	.16	.20 E	.13	.14 G	.12
Net realized and unrealized gain (loss)	.25	1.62	.92	1.61	(2.21) G	(1.70)
Total from investment operations	.32	1.78	1.12	1.74	(2.07)	(1.58)
Distributions from net investment income	(.14)	(.23)	(.13)	(.15)	(.05)	-
Net asset value, end of period	$ 18.27	$ 18.09	$ 16.54	$ 15.55	$ 13.96	$ 16.08
Total Return B, C	1.75%	10.89%	7.21%	12.64%	(12.95)%	(8.95)%
Ratios to Average Net Assets F
Expenses before reductions	.73% A	.74%	.78%	.72%	.73%	.69%
Expenses net of fee waivers, if any	.73% A	.74%	.78%	.72%	.73%	.69%
Expenses net of all reductions	.70% A	.69%	.77%	.72%	.69%	.67%
Net investment income (loss)	.77% A	.94%	1.24%	.94%	.98% G	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 462	$ 476	$ 381	$ 191	$ 104	$ 98
Portfolio turnover rate	112% A	187%	25%	21%	93%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 92,519
Unrealized depreciation	(63,960)
Net unrealized appreciation (depreciation)	$ 28,559
Cost for federal income tax purposes	$ 1,476,358

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $858,754 and $1,025,017, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 252	$ 11
Class T	.25%	.25%	1,424	13
Class B	.75%	.25%	1,045	784
Class C	.75%	.25%	662	23
			$ 3,383	$ 831

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30
Class T	22
Class B*	157
Class C*	2
$ 211

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 317	.31*
Class T	780	.27*
Class B	357	.34*
Class C	192	.29*
Institutional Class	535	.23*
	$ 2,181

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

6. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $66.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $179 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	11
Class C	2
Institutional Class	2
$ 17

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 758	$ 1,684
Class T	573	5,759
Class B	-	403
Class C	-	324
Institutional Class	3,540	5,457
Total	$ 4,871	$ 13,627

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	3,245	4,631	$ 59,829	$ 77,097
Reinvestment of distributions	38	92	689	1,518
Shares redeemed	(1,640)	(4,330)	(30,267)	(72,162)
Net increase (decrease)	1,643	393	$ 30,251	$ 6,453
Class T
Shares sold	2,151	5,879	$ 39,385	$ 96,958
Reinvestment of distributions	31	334	552	5,485
Shares redeemed	(7,405)	(20,812)	(135,365)	(343,125)
Net increase (decrease)	(5,223)	(14,599)	$ (95,428)	$ (240,682)
Class B
Shares sold	229	651	$ 4,070	$ 10,434
Reinvestment of distributions	-	21	-	335
Shares redeemed	(3,721)	(7,699)	(66,185)	(123,647)
Net increase (decrease)	(3,492)	(7,027)	$ (62,115)	$ (112,878)
Class C
Shares sold	268	697	$ 4,778	$ 11,185
Reinvestment of distributions	-	17	-	272
Shares redeemed	(1,153)	(3,835)	(20,539)	(61,574)
Net increase (decrease)	(885)	(3,121)	$ (15,761)	$ (50,117)
Institutional Class
Shares sold	2,685	11,167	$ 50,272	$ 185,192
Reinvestment of distributions	167	221	3,022	3,663
Shares redeemed	(3,886)	(8,135)	(72,279)	(134,964)
Net increase (decrease)	(1,034)	3,253	$ (18,985)	$ 53,891

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Growth & Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAI-USAN-0706
1.786791.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Growth & Income
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,015.30	$ 5.38
HypotheticalA	$ 1,000.00	$ 1,019.60	$ 5.39
Class T
Actual	$ 1,000.00	$ 1,014.40	$ 6.43
HypotheticalA	$ 1,000.00	$ 1,018.55	$ 6.44
Class B
Actual	$ 1,000.00	$ 1,011.60	$ 9.23
HypotheticalA	$ 1,000.00	$ 1,015.76	$ 9.25
Class C
Actual	$ 1,000.00	$ 1,012.10	$ 8.98
HypotheticalA	$ 1,000.00	$ 1,016.01	$ 9.00
Institutional Class
Actual	$ 1,000.00	$ 1,017.50	$ 3.67
HypotheticalA	$ 1,000.00	$ 1,021.29	$ 3.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.07%
Class T	1.28%
Class B	1.84%
Class C	1.79%
Institutional Class	.73%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.9	4.0
American International Group, Inc.	3.2	2.9
Microsoft Corp.	3.2	5.1
Johnson & Johnson	2.5	2.3
Exxon Mobil Corp.	2.4	1.8
Bank of America Corp.	2.3	1.9
United Technologies Corp.	1.7	1.4
Wells Fargo & Co.	1.5	1.1
Cisco Systems, Inc.	1.4	0.9
Schlumberger Ltd. (NY Shares)	1.4	1.4
	24.5
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	19.1
Information Technology	18.1	19.8
Industrials	14.3	13.4
Health Care	14.1	15.7
Energy	8.4	8.7
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 96.3%		Stocks 96.6%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	8.8%	** Foreign investments	9.6%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.8%
Hotels, Restaurants & Leisure - 0.5%
Ctrip.com International Ltd. sponsored ADR	700	$ 34
Sonic Corp. (a)	126,500	2,763
Starbucks Corp. (a)	116,400	4,150
Wynn Resorts Ltd. (a)	16,994	1,210
		8,157
Household Durables - 0.6%
Beazer Homes USA, Inc.	300	15
Sharp Corp.	429,000	7,174
Whirlpool Corp.	22,100	1,987
		9,176
Media - 2.7%
Clear Channel Communications, Inc.	87,400	2,692
E.W. Scripps Co. Class A	121,400	5,618
Lamar Advertising Co. Class A (a)	58,700	3,200
News Corp. Class B (d)	649,300	12,967
Scholastic Corp. (a)	73,800	1,942
The Walt Disney Co.	172,100	5,249
Time Warner, Inc.	186,800	3,215
Univision Communications, Inc. Class A (a)	138,900	4,993
		39,876
Multiline Retail - 0.9%
JCPenney Co., Inc.	5,200	316
Target Corp.	253,500	12,401
		12,717
Specialty Retail - 3.1%
Bed Bath & Beyond, Inc. (a)	104,500	3,675
Best Buy Co., Inc.	97,100	5,146
Esprit Holdings Ltd.	282,500	2,283
Home Depot, Inc.	239,900	9,145
Lowe's Companies, Inc. (d)	77,600	4,833
PETsMART, Inc.	164,500	4,389
Staples, Inc.	397,698	9,342
Tiffany & Co., Inc.	102,100	3,491
TJX Companies, Inc.	156,900	3,720
		46,024
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc.	2,000	$ 77
TOTAL CONSUMER DISCRETIONARY		116,027
CONSUMER STAPLES - 5.9%
Beverages - 1.3%
PepsiCo, Inc.	317,400	19,190
Food & Staples Retailing - 0.8%
CVS Corp.	370,100	10,326
Safeway, Inc.	82,200	1,938
Sysco Corp.	400	12
		12,276
Food Products - 0.8%
Nestle SA sponsored ADR	162,800	12,186
Household Products - 1.6%
Colgate-Palmolive Co.	275,900	16,648
Procter & Gamble Co.	118,300	6,418
		23,066
Tobacco - 1.4%
Altria Group, Inc.	286,200	20,707
TOTAL CONSUMER STAPLES		87,425
ENERGY - 8.4%
Energy Equipment & Services - 4.5%
Cameron International Corp. (a)	256,400	12,025
ENSCO International, Inc.	122,400	6,119
Halliburton Co.	276,700	20,639
Schlumberger Ltd. (NY Shares)	319,800	20,969
Smith International, Inc.	177,300	7,262
		67,014
Oil, Gas & Consumable Fuels - 3.9%
ConocoPhillips	54,400	3,443
Exxon Mobil Corp.	594,200	36,193
Peabody Energy Corp.	130,200	8,117
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	49,800	$ 2,866
Valero Energy Corp.	132,600	8,135
		58,754
TOTAL ENERGY		125,768
FINANCIALS - 21.4%
Capital Markets - 3.1%
Ameriprise Financial, Inc.	114,100	5,222
Charles Schwab Corp.	219,500	3,657
Franklin Resources, Inc.	54,900	4,938
Goldman Sachs Group, Inc.	11,600	1,751
Investors Financial Services Corp.	119,600	5,231
Merrill Lynch & Co., Inc.	48,400	3,505
Nomura Holdings, Inc. sponsored ADR	276,600	5,449
State Street Corp.	214,900	13,345
TD Ameritrade Holding Corp.	165,000	2,805
		45,903
Commercial Banks - 2.8%
Bank of China Ltd. (H Shares)	1,159,000	441
Mizuho Financial Group, Inc.	89	726
Standard Chartered PLC (United Kingdom)	258,679	6,352
Sumitomo Mitsui Financial Group, Inc.	134	1,373
Wachovia Corp.	195,800	10,475
Wells Fargo & Co.	332,800	22,088
		41,455
Consumer Finance - 1.7%
American Express Co.	203,700	11,073
Capital One Financial Corp.	178,600	14,783
		25,856
Diversified Financial Services - 3.3%
Bank of America Corp.	705,200	34,132
Citigroup, Inc.	277,700	13,691
NETeller PLC (a)	145,700	1,711
		49,534
Insurance - 8.4%
ACE Ltd.	18,400	953
AFLAC, Inc.	82,800	3,875
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	795,930	$ 48,393
Berkshire Hathaway, Inc. Class A (a)	94	8,675
Endurance Specialty Holdings Ltd.	57,100	1,744
Everest Re Group Ltd.	77,600	6,934
Fidelity National Title Group, Inc. Class A (d)	178,100	3,890
Hartford Financial Services Group, Inc.	165,600	14,563
Lincoln National Corp.	99,901	5,612
National Financial Partners Corp.	144,300	6,472
PartnerRe Ltd.	27,100	1,664
Prudential Financial, Inc.	133,800	10,189
PXRE Group Ltd.	3,100	12
W.R. Berkley Corp.	188,450	6,477
XL Capital Ltd. Class A	96,800	6,126
		125,579
Real Estate Investment Trusts - 0.3%
Equity Residential (SBI)	71,100	3,136
Vornado Realty Trust	16,300	1,465
		4,601
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	83,000	1,709
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	37,000	1,416
Freddie Mac	129,000	7,745
Golden West Financial Corp., Delaware	113,200	8,275
Hudson City Bancorp, Inc.	421,500	5,770
Washington Mutual, Inc.	33,400	1,533
		24,739
TOTAL FINANCIALS		319,376
HEALTH CARE - 14.1%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	12,440	404
Amgen, Inc. (a)	81,200	5,488
Biogen Idec, Inc. (a)	60,000	2,798
Celgene Corp. (a)	21,700	899
Cephalon, Inc. (a)	40,300	2,407
Genentech, Inc. (a)	500	41
Gilead Sciences, Inc. (a)	103,500	5,934
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
MedImmune, Inc. (a)	14,100	$ 449
PDL BioPharma, Inc. (a)	283,900	5,749
		24,169
Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	24,800	2,680
Baxter International, Inc.	228,200	8,603
Becton, Dickinson & Co.	140,800	8,509
Boston Scientific Corp. (a)	8,500	176
C.R. Bard, Inc.	40,000	2,960
Cooper Companies, Inc.	81,400	3,854
DJ Orthopedics, Inc. (a)	94,500	3,624
St. Jude Medical, Inc. (a)	92,300	3,147
		33,553
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc.	8,300	410
Chemed Corp.	29,600	1,594
Health Net, Inc. (a)	110,700	4,762
Healthways, Inc. (a)	8,400	446
Henry Schein, Inc. (a)	136,700	6,301
I-trax, Inc. (a)	244,900	781
UnitedHealth Group, Inc.	428,100	18,819
		33,113
Health Care Technology - 0.3%
Emdeon Corp. (a)	181,900	2,112
IMS Health, Inc.	100,000	2,698
		4,810
Life Sciences Tools & Services - 1.6%
Affymetrix, Inc. (a)	112,000	3,081
Charles River Laboratories International, Inc. (a)	143,900	5,762
Invitrogen Corp. (a)	150,000	9,561
Millipore Corp. (a)	22,800	1,582
Waters Corp. (a)	75,500	3,145
		23,131
Pharmaceuticals - 6.2%
Johnson & Johnson	628,700	37,860
Merck & Co., Inc.	99,800	3,322
Novartis AG sponsored ADR	113,900	6,319
Pfizer, Inc.	624,900	14,785
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	72,856	$ 11,344
Sepracor, Inc. (a)	52,700	2,728
Teva Pharmaceutical Industries Ltd. sponsored ADR	74,900	2,727
Wyeth	284,500	13,013
		92,098
TOTAL HEALTH CARE		210,874
INDUSTRIALS - 14.3%
Aerospace & Defense - 3.8%
Aviall, Inc. (a)	163,100	7,690
EDO Corp.	178,200	4,663
Honeywell International, Inc.	393,000	16,184
The Boeing Co.	30,100	2,506
United Technologies Corp.	414,800	25,933
		56,976
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	19,660	1,936
FedEx Corp.	72,600	7,933
		9,869
Airlines - 0.2%
Southwest Airlines Co.	63,800	1,027
UAL Corp. (a)	91,100	2,681
		3,708
Commercial Services & Supplies - 0.3%
Robert Half International, Inc.	42,000	1,724
Services Acquisition Corp. International (a)(d)	239,900	2,459
		4,183
Electrical Equipment - 0.3%
Evergreen Solar, Inc. (a)	120,000	1,338
Suntech Power Holdings Co. Ltd. sponsored ADR	60,900	1,716
Vestas Wind Systems AS (a)	55,400	1,428
		4,482
Industrial Conglomerates - 6.3%
3M Co.	82,900	6,935
General Electric Co.	2,160,500	74,022
McDermott International, Inc. (a)	199,900	13,115
		94,072
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 1.3%
Danaher Corp.	50,200	$ 3,218
Deere & Co.	129,500	11,085
Pentair, Inc.	130,400	4,454
		18,757
Road & Rail - 1.4%
Laidlaw International, Inc.	181,500	4,574
Landstar System, Inc.	82,900	3,663
Norfolk Southern Corp.	229,700	12,119
		20,356
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	14,200	473
TOTAL INDUSTRIALS		212,876
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 4.5%
Alcatel SA sponsored ADR (a)	260,200	3,453
Cisco Systems, Inc. (a)	1,082,700	21,308
Comverse Technology, Inc. (a)	136,335	3,070
Corning, Inc. (a)	493,200	11,960
Harris Corp.	73,800	3,005
Juniper Networks, Inc. (a)	142,100	2,264
Lucent Technologies, Inc. (a)	180,800	461
Motorola, Inc.	422,500	8,911
Nortel Networks Corp. (a)	1,291,900	3,073
QUALCOMM, Inc.	208,800	9,440
Research In Motion Ltd. (a)	3,000	195
		67,140
Computers & Peripherals - 2.3%
Apple Computer, Inc. (a)	142,000	8,487
Dell, Inc. (a)	300	8
EMC Corp. (a)	985,300	12,612
Hewlett-Packard Co.	377,600	12,227
Sun Microsystems, Inc. (a)	107,600	501
		33,835
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	248,153	8,658
Internet Software & Services - 2.7%
eBay, Inc. (a)	223,300	7,326
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	50,500	$ 18,777
Homestore, Inc. (a)	73,600	439
Yahoo!, Inc. (a)	420,000	13,268
		39,810
IT Services - 0.9%
First Data Corp.	140,200	6,465
Mastercard, Inc. Class A	55,400	2,490
Paychex, Inc.	143,000	5,250
		14,205
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	172,500	5,818
Applied Materials, Inc.	615,782	10,413
ASML Holding NV (NY Shares) (a)	900	18
ATI Technologies, Inc. (a)	195,600	3,227
Freescale Semiconductor, Inc. Class A (a)	223,000	6,875
Intel Corp.	500	9
Lam Research Corp. (a)	15,800	708
Microchip Technology, Inc.	91,600	3,142
National Semiconductor Corp.	209,700	5,385
Renewable Energy Corp. AS	67,600	1,040
Samsung Electronics Co. Ltd.	3,420	2,193
		38,828
Software - 4.5%
Adobe Systems, Inc. (a)	77,500	2,219
BEA Systems, Inc. (a)	198,500	2,692
Cognos, Inc. (a)	84,700	2,595
FileNET Corp. (a)	148,100	3,858
Mercury Interactive Corp. (a)	55,400	1,961
Microsoft Corp.	2,099,200	47,547
Oracle Corp. (a)	299,600	4,260
Symantec Corp. (a)	94,900	1,480
		66,612
TOTAL INFORMATION TECHNOLOGY		269,088
MATERIALS - 3.1%
Chemicals - 2.0%
Ashland, Inc.	138,700	8,669
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	96,790	$ 8,146
Praxair, Inc.	247,900	13,064
		29,879
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	198,400	3,373
Smurfit-Stone Container Corp. (a)	236,500	2,831
		6,204
Metals & Mining - 0.7%
Alcoa, Inc.	200,800	6,369
Newmont Mining Corp.	83,800	4,370
		10,739
TOTAL MATERIALS		46,822
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	402,700	10,494
Qwest Communications International, Inc. (a)	703,800	4,934
Verizon Communications, Inc.	170,200	5,312
		20,740
Wireless Telecommunication Services - 0.6%
Nextel Partners, Inc. Class A (a)	176,400	5,010
Sprint Nextel Corp.	201,482	4,273
		9,283
TOTAL TELECOMMUNICATION SERVICES		30,023
UTILITIES - 1.2%
Electric Utilities - 0.4%
Exelon Corp.	103,300	5,848
Independent Power Producers & Energy Traders - 0.7%
TXU Corp.	190,600	10,921
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	24,100	1,536
TOTAL UTILITIES		18,305
TOTAL COMMON STOCKS (Cost $1,402,563)		1,436,584
Money Market Funds - 4.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.03% (b)	59,877,116	$ 59,877
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	8,455,550	8,456
TOTAL MONEY MARKET FUNDS (Cost $68,333)		68,333
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,470,896)		1,504,917
NET OTHER ASSETS - (0.9)%		(13,244)
NET ASSETS - 100%		$ 1,491,673
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 841
Fidelity Securities Lending Cash Central Fund	66
Total	$ 907
Income Tax Information
At November 30, 2005, the fund had a capital loss carryforward of approximately $48,905,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,447) - See accompanying schedule: Unaffiliated issuers (cost $1,402,563)	$ 1,436,584
Affiliated Central Funds (cost $68,333)	68,333
Total Investments (cost $1,470,896)		$ 1,504,917
Cash		1,372
Receivable for investments sold		8,703
Receivable for fund shares sold		1,820
Dividends receivable		2,638
Interest receivable		231
Prepaid expenses		4
Other receivables		27
Total assets		1,519,712

Liabilities
Payable for investments purchased	$ 13,561
Payable for fund shares redeemed	4,448
Accrued management fee	594
Distribution fees payable	527
Other affiliated payables	400
Other payables and accrued expenses	53
Collateral on securities loaned, at value	8,456
Total liabilities		28,039

Net Assets		$ 1,491,673
Net Assets consist of:
Paid in capital		$ 1,429,866
Undistributed net investment income		1,779
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,005
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,023
Net Assets		$ 1,491,673

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($213,860 ÷ 11,786.2 shares)	$ 18.14

Maximum offering price per share (100/94.25 of $18.14)	$ 19.25
Class T: Net Asset Value and redemption price per share ($520,708 ÷ 28,865 shares)	$ 18.04

Maximum offering price per share (100/96.50 of $18.04)	$ 18.69
Class B: Net Asset Value and offering price per share ($173,087 ÷ 9,903 shares)A	$ 17.48

Class C Net Asset Value and offering price per share ($122,471 ÷ 6,995 shares)A	$ 17.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($461,547 ÷ 25,269 shares)	$ 18.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 10,744
Interest		7
Income from affiliated Central Funds		907
Total income		11,658

Expenses
Management fee	$ 3,698
Transfer agent fees	2,181
Distribution fees	3,383
Accounting and security lending fees	262
Independent trustees' compensation	3
Custodian fees and expenses	26
Registration fees	55
Audit	30
Legal	14
Miscellaneous	(119)
Total expenses before reductions	9,533
Expense reductions	(197)	9,336
Net investment income (loss)		2,322
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	77,249
Foreign currency transactions	2
Total net realized gain (loss)		77,251
Change in net unrealized appreciation (depreciation) on: Investment securities	(53,081)
Assets and liabilities in foreign currencies	12
Total change in net unrealized appreciation (depreciation)		(53,069)
Net gain (loss)		24,182
Net increase (decrease) in net assets resulting from operations		$ 26,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,322	$ 6,953
Net realized gain (loss)	77,251	218,233
Change in net unrealized appreciation (depreciation)	(53,069)	(65,227)
Net increase (decrease) in net assets resulting from operations	26,504	159,959
Distributions to shareholders from net investment income	(4,871)	(13,627)
Share transactions - net increase (decrease)	(162,038)	(343,333)
Total increase (decrease) in net assets	(140,405)	(197,001)

Net Assets
Beginning of period	1,632,078	1,829,079
End of period (including undistributed net investment income of $1,779 and undistributed net investment income of $4,328, respectively)	$ 1,491,673	$ 1,632,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.94	$ 16.41	$ 15.42	$ 13.83	$ 15.94	$ 17.57
Income from Investment Operations
Net investment income (loss) E	.04	.10	.15 F	.08	.09 H	.06
Net realized and unrealized gain (loss)	.24	1.60	.91	1.60	(2.20) H	(1.69)
Total from investment operations	.28	1.70	1.06	1.68	(2.11)	(1.63)
Distributions from net investment income	(.08)	(.17)	(.07)	(.09)	-	-
Net asset value, end of period	$ 18.14	$ 17.94	$ 16.41	$ 15.42	$ 13.83	$ 15.94
Total Return B, C, D	1.53%	10.45%	6.86%	12.25%	(13.24)%	(9.28)%
Ratios to Average Net Assets G
Expenses before reductions	1.07% A	1.10%	1.10%	1.09%	1.10%	1.03%
Expenses net of fee waivers, if any	1.07% A	1.10%	1.10%	1.09%	1.10%	1.03%
Expenses net of all reductions	1.04% A	1.05%	1.09%	1.08%	1.06%	1.00%
Net investment income (loss)	.43% A	.59%	.92%	.57%	.62% H	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 214	$ 182	$ 160	$ 144	$ 120	$ 166
Portfolio turnover rate	112% A	187%	25%	21%	93%	67%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.80	$ 16.26	$ 15.29	$ 13.71	$ 15.84	$ 17.50
Income from Investment Operations
Net investment income (loss) E	.02	.06	.11 F	.05	.06 H	.03
Net realized and unrealized gain (loss)	.24	1.60	.90	1.58	(2.19) H	(1.69)
Total from investment operations	.26	1.66	1.01	1.63	(2.13)	(1.66)
Distributions from net investment income	(.02)	(.12)	(.04)	(.05)	-	-
Net asset value, end of period	$ 18.04	$ 17.80	$ 16.26	$ 15.29	$ 13.71	$ 15.84
Total Return B, C, D	1.44%	10.27%	6.58%	11.95%	(13.45)%	(9.49)%
Ratios to Average Net Assets G
Expenses before reductions	1.28% A	1.32%	1.32%	1.32%	1.33%	1.26%
Expenses net of fee waivers, if any	1.28% A	1.32%	1.32%	1.32%	1.33%	1.26%
Expenses net of all reductions	1.25% A	1.27%	1.32%	1.31%	1.29%	1.24%
Net investment income (loss)	.22% A	.37%	.69%	.35%	.39% H	.16%
Supplemental Data
Net assets, end of period (in millions)	$ 521	$ 607	$ 792	$ 878	$ 788	$ 1,070
Portfolio turnover rate	112% A	187%	25%	21%	93%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.28	$ 15.78	$ 14.88	$ 13.36	$ 15.52	$ 17.24
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	.02 F	(.03)	(.02) H	(.06)
Net realized and unrealized gain (loss)	.23	1.55	.88	1.55	(2.14) H	(1.66)
Total from investment operations	.20	1.52	.90	1.52	(2.16)	(1.72)
Distributions from net investment income	-	(.02)	-	-	-	-
Net asset value, end of period	$ 17.48	$ 17.28	$ 15.78	$ 14.88	$ 13.36	$ 15.52
Total Return B, C, D	1.16%	9.64%	6.05%	11.38%	(13.92)%	(9.98)%
Ratios to Average Net Assets G
Expenses before reductions	1.84% A	1.87%	1.88%	1.85%	1.85%	1.78%
Expenses net of fee waivers, if any	1.84% A	1.87%	1.88%	1.85%	1.85%	1.78%
Expenses net of all reductions	1.82% A	1.83%	1.87%	1.85%	1.81%	1.76%
Net investment income (loss)	(.35)% A	(.19)%	.14%	(.19)%	(.13)% H	(.37)%
Supplemental Data
Net assets, end of period (in millions)	$ 173	$ 231	$ 322	$ 372	$ 365	$ 523
Portfolio turnover rate	112% A	187%	25%	21%	93%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 15.81	$ 14.90	$ 13.38	$ 15.53	$ 17.24
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	.03 F	(.02)	(.01) H	(.05)
Net realized and unrealized gain (loss)	.24	1.54	.88	1.54	(2.14) H	(1.66)
Total from investment operations	.21	1.52	.91	1.52	(2.15)	(1.71)
Distributions from net investment income	-	(.03)	-	-	-	-
Net asset value, end of period	$ 17.51	$ 17.30	$ 15.81	$ 14.90	$ 13.38	$ 15.53
Total Return B, C, D	1.21%	9.63%	6.11%	11.36%	(13.84)%	(9.92)%
Ratios to Average Net Assets G
Expenses before reductions	1.79% A	1.84%	1.83%	1.82%	1.82%	1.75%
Expenses net of fee waivers, if any	1.79% A	1.84%	1.83%	1.82%	1.82%	1.75%
Expenses net of all reductions	1.77% A	1.79%	1.83%	1.81%	1.78%	1.73%
Net investment income (loss)	(.29)% A	(.15)%	.18%	(.16)%	(.10)% H	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 122	$ 136	$ 174	$ 202	$ 194	$ 281
Portfolio turnover rate	112% A	187%	25%	21%	93%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 18.09	$ 16.54	$ 15.55	$ 13.96	$ 16.08	$ 17.66
Income from Investment Operations
Net investment income (loss) D	.07	.16	.20 E	.13	.14 G	.12
Net realized and unrealized gain (loss)	.25	1.62	.92	1.61	(2.21) G	(1.70)
Total from investment operations	.32	1.78	1.12	1.74	(2.07)	(1.58)
Distributions from net investment income	(.14)	(.23)	(.13)	(.15)	(.05)	-
Net asset value, end of period	$ 18.27	$ 18.09	$ 16.54	$ 15.55	$ 13.96	$ 16.08
Total Return B, C	1.75%	10.89%	7.21%	12.64%	(12.95)%	(8.95)%
Ratios to Average Net Assets F
Expenses before reductions	.73% A	.74%	.78%	.72%	.73%	.69%
Expenses net of fee waivers, if any	.73% A	.74%	.78%	.72%	.73%	.69%
Expenses net of all reductions	.70% A	.69%	.77%	.72%	.69%	.67%
Net investment income (loss)	.77% A	.94%	1.24%	.94%	.98% G	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 462	$ 476	$ 381	$ 191	$ 104	$ 98
Portfolio turnover rate	112% A	187%	25%	21%	93%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 92,519
Unrealized depreciation	(63,960)
Net unrealized appreciation (depreciation)	$ 28,559
Cost for federal income tax purposes	$ 1,476,358

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $858,754 and $1,025,017, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 252	$ 11
Class T	.25%	.25%	1,424	13
Class B	.75%	.25%	1,045	784
Class C	.75%	.25%	662	23
			$ 3,383	$ 831

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30
Class T	22
Class B*	157
Class C*	2
$ 211

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 317	.31*
Class T	780	.27*
Class B	357	.34*
Class C	192	.29*
Institutional Class	535	.23*
	$ 2,181

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

6. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $66.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $179 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	11
Class C	2
Institutional Class	2
$ 17

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 758	$ 1,684
Class T	573	5,759
Class B	-	403
Class C	-	324
Institutional Class	3,540	5,457
Total	$ 4,871	$ 13,627

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	3,245	4,631	$ 59,829	$ 77,097
Reinvestment of distributions	38	92	689	1,518
Shares redeemed	(1,640)	(4,330)	(30,267)	(72,162)
Net increase (decrease)	1,643	393	$ 30,251	$ 6,453
Class T
Shares sold	2,151	5,879	$ 39,385	$ 96,958
Reinvestment of distributions	31	334	552	5,485
Shares redeemed	(7,405)	(20,812)	(135,365)	(343,125)
Net increase (decrease)	(5,223)	(14,599)	$ (95,428)	$ (240,682)
Class B
Shares sold	229	651	$ 4,070	$ 10,434
Reinvestment of distributions	-	21	-	335
Shares redeemed	(3,721)	(7,699)	(66,185)	(123,647)
Net increase (decrease)	(3,492)	(7,027)	$ (62,115)	$ (112,878)
Class C
Shares sold	268	697	$ 4,778	$ 11,185
Reinvestment of distributions	-	17	-	272
Shares redeemed	(1,153)	(3,835)	(20,539)	(61,574)
Net increase (decrease)	(885)	(3,121)	$ (15,761)	$ (50,117)
Institutional Class
Shares sold	2,685	11,167	$ 50,272	$ 185,192
Reinvestment of distributions	167	221	3,022	3,663
Shares redeemed	(3,886)	(8,135)	(72,279)	(134,964)
Net increase (decrease)	(1,034)	3,253	$ (18,985)	$ 53,891

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Growth & Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAII-USAN-0706
1.786792.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Growth Opportunities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 949.00	$ 5.25
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44
Class T
Actual	$ 1,000.00	$ 948.60	$ 5.88
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.09
Class B
Actual	$ 1,000.00	$ 945.80	$ 8.83
HypotheticalA	$ 1,000.00	$ 1,015.86	$ 9.15
Class C
Actual	$ 1,000.00	$ 945.80	$ 8.88
HypotheticalA	$ 1,000.00	$ 1,015.81	$ 9.20
Institutional Class
Actual	$ 1,000.00	$ 951.30	$ 3.41
HypotheticalA	$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.08%
Class T	1.21%
Class B	1.82%
Class C	1.83%
Institutional Class	.70%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	11.3	7.6
eBay, Inc.	9.5	5.4
UnitedHealth Group, Inc.	5.2	4.4
Yahoo!, Inc.	4.7	5.0
Apple Computer, Inc.	3.3	1.2
The Walt Disney Co.	2.9	1.0
Genentech, Inc.	2.6	0.5
Research In Motion Ltd.	2.5	1.8
First Data Corp.	2.5	0.8
Chico's FAS, Inc.	2.1	0.6
	46.6
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	44.4	29.4
Health Care	18.4	12.6
Consumer Discretionary	14.8	25.1
Financials	8.3	9.3
Energy	6.3	10.1
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 99.8%		Stocks 100.3%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets (0.3)%
* Foreign investments	9.3%	** Foreign investments	9.5%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.8%
Hotels, Restaurants & Leisure - 3.4%
Boyd Gaming Corp.	67,500	$ 3,038
Las Vegas Sands Corp. (a)	615,100	43,432
Life Time Fitness, Inc. (a)	16,900	773
MGM MIRAGE (a)	12,700	527
Starwood Hotels & Resorts Worldwide, Inc.	173,000	10,570
Wynn Resorts Ltd. (a)(d)	602,000	42,862
		101,202
Household Durables - 0.8%
D.R. Horton, Inc.	380,089	10,019
Garmin Ltd.	42,700	3,983
Harman International Industries, Inc.	11,200	949
KB Home	195,900	10,030
		24,981
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	170,800	4,390
Submarino SA	17,100	350
VistaPrint Ltd.	84,000	2,660
		7,400
Media - 4.7%
Central European Media Enterprises Ltd. Class A (a)	21,500	1,278
Getty Images, Inc. (a)	2,800	184
McGraw-Hill Companies, Inc.	63,400	3,271
News Corp. Class B	126,800	2,532
Omnicom Group, Inc.	95,500	9,083
The Walt Disney Co.	2,822,800	86,095
Time Warner, Inc.	338,200	5,820
Univision Communications, Inc. Class A (a)	921,800	33,139
		141,402
Multiline Retail - 0.5%
Nordstrom, Inc.	84,500	3,112
Sears Holdings Corp. (a)	74,100	11,254
		14,366
Specialty Retail - 5.0%
Best Buy Co., Inc.	452,000	23,956
Chico's FAS, Inc. (a)	2,142,900	64,223
Circuit City Stores, Inc.	1,183,700	35,570
Gamestop Corp. Class B (a)	128,400	4,963
Home Depot, Inc.	152,850	5,827
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	18,600	$ 1,158
Staples, Inc.	169,100	3,972
Urban Outfitters, Inc. (a)	210,800	3,915
Zumiez, Inc.	256,754	8,624
		152,208
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc. (a)	172,000	5,002
Under Armour, Inc. Class A (sub. vtg.)	3,400	121
		5,123
TOTAL CONSUMER DISCRETIONARY		446,682
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Whole Foods Market, Inc.	4,234	275
ENERGY - 6.3%
Energy Equipment & Services - 4.7%
Baker Hughes, Inc.	216,500	18,684
BJ Services Co.	760,900	27,887
GlobalSantaFe Corp.	147,000	8,839
Grant Prideco, Inc. (a)	85,800	4,122
Halliburton Co.	492,900	36,765
National Oilwell Varco, Inc. (a)	174,600	11,534
Schlumberger Ltd. (NY Shares)	246,800	16,183
Transocean, Inc. (a)	216,100	17,584
		141,598
Oil, Gas & Consumable Fuels - 1.6%
Exxon Mobil Corp.	195,000	11,877
Massey Energy Co.	211,000	7,875
Peabody Energy Corp.	274,799	17,131
Valero Energy Corp.	212,200	13,018
		49,901
TOTAL ENERGY		191,499
FINANCIALS - 8.3%
Capital Markets - 4.0%
E*TRADE Financial Corp. (a)	751,200	18,232
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	35,300	$ 5,329
Lazard Ltd. Class A	303,800	12,055
Legg Mason, Inc.	224,000	21,488
Merrill Lynch & Co., Inc.	429,200	31,078
optionsXpress Holdings, Inc.	441,000	12,705
TD Ameritrade Holding Corp.	1,134,690	19,290
		120,177
Commercial Banks - 0.4%
ICICI Bank Ltd. sponsored ADR	126,800	3,373
Mizuho Financial Group, Inc.	212	1,729
Standard Chartered PLC (United Kingdom)	219,011	5,378
Sumitomo Mitsui Financial Group, Inc.	170	1,742
		12,222
Diversified Financial Services - 3.4%
Chicago Mercantile Exchange Holdings, Inc. Class A	15,200	6,708
IntercontinentalExchange, Inc.	436,350	24,305
Moody's Corp.	515,700	26,971
NETeller PLC (a)	1,436,852	16,874
The NASDAQ Stock Market, Inc. (a)	955,365	29,081
		103,939
Insurance - 0.5%
ACE Ltd.	203,670	10,544
Aspen Insurance Holdings Ltd.	83,900	1,818
Axis Capital Holdings Ltd.	86,800	2,274
Montpelier Re Holdings Ltd.	8,500	132
		14,768
TOTAL FINANCIALS		251,106
HEALTH CARE - 18.4%
Biotechnology - 4.8%
Amgen, Inc. (a)	132,000	8,922
Celgene Corp. (a)	886,100	36,729
Genentech, Inc. (a)	938,200	77,833
Gilead Sciences, Inc. (a)	338,200	19,389
Vertex Pharmaceuticals, Inc. (a)	84,500	2,915
		145,788
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	391,300	$ 42,292
Becton, Dickinson & Co.	42,200	2,550
Boston Scientific Corp. (a)	1,056,800	21,855
C.R. Bard, Inc.	165,400	12,241
Intuitive Surgical, Inc. (a)	206,259	22,955
Inverness Medical Innovations, Inc. (a)	85,400	2,464
		104,357
Health Care Providers & Services - 7.3%
Humana, Inc. (a)	189,500	9,594
Nighthawk Radiology Holdings, Inc.	365,700	6,765
Omnicare, Inc.	591,800	27,436
UnitedHealth Group, Inc.	3,552,857	156,184
WellPoint, Inc. (a)	254,600	18,224
		218,203
Health Care Technology - 0.0%
WebMD Health Corp. Class A	27,300	1,072
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	338,100	3,668
Pharmaceuticals - 2.7%
Allergan, Inc.	575,600	54,578
Roche Holding AG (participation certificate)	68,050	10,596
Sepracor, Inc. (a)	296,800	15,365
		80,539
TOTAL HEALTH CARE		553,627
INDUSTRIALS - 4.7%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	210,900	8,685
Air Freight & Logistics - 0.1%
FedEx Corp.	23,800	2,601
Airlines - 0.5%
AirTran Holdings, Inc. (a)	253,200	3,114
AMR Corp. (a)	339,900	8,382
Republic Airways Holdings, Inc. (a)	122,300	1,877
Ryanair Holdings PLC sponsored ADR (a)	33,200	1,626
		14,999
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
Robert Half International, Inc.	154,200	$ 6,328
Construction & Engineering - 1.4%
Fluor Corp.	481,800	42,235
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR	232,400	2,933
Energy Conversion Devices, Inc. (a)	84,000	3,339
Rockwell Automation, Inc.	42,900	2,929
		9,201
Industrial Conglomerates - 1.1%
General Electric Co.	924,450	31,672
Machinery - 0.0%
Joy Global, Inc.	26,600	1,429
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	203,000	15,714
Norfolk Southern Corp.	169,000	8,916
		24,630
TOTAL INDUSTRIALS		141,780
INFORMATION TECHNOLOGY - 44.4%
Communications Equipment - 6.6%
ADC Telecommunications, Inc. (a)	126,800	2,272
Corning, Inc. (a)	232,500	5,638
F5 Networks, Inc. (a)	177,000	8,588
Juniper Networks, Inc. (a)	374,850	5,971
Motorola, Inc.	894,320	18,861
Nokia Corp. sponsored ADR	622,500	13,365
Nortel Networks Corp. (a)	1,268,200	3,016
QUALCOMM, Inc.	1,275,500	57,665
Redback Networks, Inc. (a)	84,500	2,019
Research In Motion Ltd. (a)	1,180,030	76,520
Tellabs, Inc. (a)	338,100	4,835
		198,750
Computers & Peripherals - 4.3%
Apple Computer, Inc. (a)	1,661,200	99,290
Hewlett-Packard Co.	126,800	4,106
Network Appliance, Inc. (a)	755,500	24,176
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Rackable Systems, Inc.	25,700	$ 974
Sun Microsystems, Inc. (a)	85,400	398
		128,944
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. Class A	3,300	100
Internet Software & Services - 25.7%
aQuantive, Inc. (a)	85,400	2,117
eBay, Inc. (a)(d)	8,765,500	287,596
Google, Inc. Class A (sub. vtg.) (a)	913,600	339,702
NHN Corp. (a)	8,456	2,541
Yahoo! Japan Corp.	1,278	679
Yahoo!, Inc. (a)	4,505,000	142,313
		774,948
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	528,400	31,176
First Data Corp.	1,625,400	74,947
Infosys Technologies Ltd. sponsored ADR	93,000	6,566
Satyam Computer Services Ltd. sponsored ADR	100,000	3,217
SRA International, Inc. Class A (a)	149,810	4,713
		120,619
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	43,100	1,331
Altera Corp. (a)	152,200	2,977
Analog Devices, Inc.	79,600	2,685
Broadcom Corp. Class A (a)	739,850	25,014
Freescale Semiconductor, Inc. Class B (a)	197,975	6,179
Linear Technology Corp.	105,700	3,567
Marvell Technology Group Ltd. (a)	633,700	30,208
National Semiconductor Corp.	377,800	9,702
Texas Instruments, Inc.	55,000	1,718
		83,381
Software - 1.1%
Activision, Inc. (a)	1,090,533	14,253
Adobe Systems, Inc. (a)	126,800	3,630
Ansys, Inc. (a)	93,000	4,691
Autodesk, Inc. (a)	113,902	4,145
Electronic Arts, Inc. (a)	21,100	888
Microsoft Corp.	43,500	985
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Opnet Technologies, Inc. (a)	84,500	$ 957
Salesforce.com, Inc. (a)	97,200	2,868
		32,417
TOTAL INFORMATION TECHNOLOGY		1,339,159
MATERIALS - 0.7%
Chemicals - 0.4%
Monsanto Co.	51,200	4,309
Praxair, Inc.	138,800	7,315
		11,624
Metals & Mining - 0.3%
Allegheny Technologies, Inc.	42,000	2,672
Apex Silver Mines Ltd. (a)	200,000	2,790
Mittal Steel Co. NV Class A (NY Shares)	84,600	2,790
Phelps Dodge Corp.	21,100	1,808
		10,060
TOTAL MATERIALS		21,684
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. (a)	591,700	2,941
NeuStar, Inc. Class A	85,400	2,747
		5,688
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	169,100	5,237
Crown Castle International Corp. (a)	64,200	2,040
SBA Communications Corp. Class A (a)	85,600	1,959
Sprint Nextel Corp.	2,226,344	47,221
		56,457
TOTAL TELECOMMUNICATION SERVICES		62,145
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	45,600	$ 2,581
TOTAL COMMON STOCKS (Cost $3,017,969)		3,010,538
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 5.03% (b)	34,410,518	34,411
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	16,281,950	16,282
TOTAL MONEY MARKET FUNDS (Cost $50,693)		50,693
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $3,068,662)		3,061,231
NET OTHER ASSETS - (1.5)%		(45,633)
NET ASSETS - 100%		$ 3,015,598
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 447
Fidelity Securities Lending Cash Central Fund	470
Total	$ 917
Income Tax Information
At November 30, 2005, the fund had a capital loss carryforward of approximately $726,301,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,765) - See accompanying schedule: Unaffiliated issuers (cost $3,017,969)	$ 3,010,538
Affiliated Central Funds (cost $50,693)	50,693
Total Investments (cost $3,068,662)		$ 3,061,231
Cash		27
Receivable for investments sold		42,339
Receivable for fund shares sold		1,306
Dividends receivable		863
Interest receivable		105
Prepaid expenses		10
Other affiliated receivables		165
Other receivables		24
Total assets		3,106,070

Liabilities
Payable for investments purchased	$ 60,861
Payable for fund shares redeemed	10,231
Accrued management fee	671
Distribution fees payable	1,295
Other affiliated payables	1,090
Other payables and accrued expenses	42
Collateral on securities loaned, at value	16,282
Total liabilities		90,472

Net Assets		$ 3,015,598
Net Assets consist of:
Paid in capital		$ 3,487,414
Accumulated net investment loss		(7,750)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(456,636)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(7,430)
Net Assets		$ 3,015,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($370,133 ÷ 11,966 shares)	$ 30.93

Maximum offering price per share (100/94.25 of $30.93)	$ 32.82
Class T: Net Asset Value and redemption price per share ($2,312,350 ÷ 73,647 shares)	$ 31.40

Maximum offering price per share (100/96.50 of $31.40)	$ 32.54
Class B: Net Asset Value and offering price per share ($167,258 ÷ 5,539 shares)A	$ 30.20

Class C: Net Asset Value and offering price per share ($78,367 ÷ 2,582 shares)A	$ 30.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($87,490 ÷ 2,780 shares)	$ 31.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 11,107
Special dividends		2,662
Interest		12
Income from affiliated Central Funds		917
Total income		14,698

Expenses
Management fee Basic fee	$ 10,318
Performance adjustment	(2,178)
Transfer agent fees	4,675
Distribution fees	8,971
Accounting and security lending fees	536
Independent trustees' compensation	7
Appreciation in deferred trustee compensation account	11
Custodian fees and expenses	61
Registration fees	50
Audit	37
Legal	34
Interest	71
Miscellaneous	(316)
Total expenses before reductions	22,277
Expense reductions	(274)	22,003
Net investment income (loss)		(7,305)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	294,381
Foreign currency transactions	(84)
Futures contracts	2,151
Total net realized gain (loss)		296,448
Change in net unrealized appreciation (depreciation) on: Investment securities	(444,238)
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		(444,237)
Net gain (loss)		(147,789)
Net increase (decrease) in net assets resulting from operations		$ (155,094)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,305)	$ 3,746
Net realized gain (loss)	296,448	555,497
Change in net unrealized appreciation (depreciation)	(444,237)	(93,208)
Net increase (decrease) in net assets resulting from operations	(155,094)	466,035
Distributions to shareholders from net investment income	(2,464)	(15,004)
Share transactions - net increase (decrease)	(865,982)	(1,343,793)
Total increase (decrease) in net assets	(1,023,540)	(892,762)

Net Assets
Beginning of period	4,039,138	4,931,900
End of period (including accumulated net investment loss of $7,750 and undistributed net investment income of $2,019, respectively)	$ 3,015,598	$ 4,039,138

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 32.68	$ 29.33	$ 27.09	$ 23.61	$ 28.39	$ 37.41
Income from Investment Operations
Net investment income (loss) E	(.04) F	.08	.12 G	.10	.14	.20
Net realized and unrealized gain (loss)	(1.62)	3.45	2.20	3.55	(4.66)	(5.26)
Total from investment operations	(1.66)	3.53	2.32	3.65	(4.52)	(5.06)
Distributions from net investment income	(.09)	(.18)	(.08)	(.17)	(.26)	-
Distributions from net realized gain	-	-	-	-	-	(3.96)
Total distributions	(.09)	(.18)	(.08)	(.17)	(.26)	(3.96)
Net asset value, end of period	$ 30.93	$ 32.68	$ 29.33	$ 27.09	$ 23.61	$ 28.39
Total Return B, C, D	(5.10)%	12.10%	8.59%	15.61%	(16.06)%	(15.23)%
Ratios to Average Net Assets H
Expenses before reductions	1.08% A	1.12%	1.15%	1.00%	.77%	.78%
Expenses net of fee waivers, if any	1.08% A	1.12%	1.15%	1.00%	.77%	.78%
Expenses net of all reductions	1.07% A	1.07%	1.13%	.96%	.73%	.75%
Net investment income (loss)	(.26)% A, F	.25%	.44%	.41%	.57%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 370	$ 365	$ 270	$ 219	$ 202	$ 320
Portfolio turnover rate	126% A	110%	61%	59%	55%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.40)%.

G Investment income per share reflects a special dividend which amounted to $.08 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 33.11	$ 29.67	$ 27.40	$ 23.85	$ 28.64	$ 37.76
Income from Investment Operations
Net investment income (loss) E	(.07) F	.04	.09 G	.07	.11	.16
Net realized and unrealized gain (loss)	(1.63)	3.49	2.22	3.60	(4.71)	(5.32)
Total from investment operations	(1.70)	3.53	2.31	3.67	(4.60)	(5.16)
Distributions from net investment income	(.01)	(.09)	(.04)	(.12)	(.19)	-
Distributions from net realized gain	-	-	-	-	-	(3.96)
Total distributions	(.01)	(.09)	(.04)	(.12)	(.19)	(3.96)
Net asset value, end of period	$ 31.40	$ 33.11	$ 29.67	$ 27.40	$ 23.85	$ 28.64
Total Return B, C, D	(5.14)%	11.93%	8.44%	15.50%	(16.16)%	(15.37)%
Ratios to Average Net Assets H
Expenses before reductions	1.21% A	1.25%	1.29%	1.12%	.90%	.93%
Expenses net of fee waivers, if any	1.21% A	1.25%	1.29%	1.12%	.90%	.93%
Expenses net of all reductions	1.20% A	1.20%	1.26%	1.09%	.86%	.90%
Net investment income (loss)	(.39)% A, F	.12%	.31%	.28%	.44%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 2,312	$ 3,132	$ 3,786	$ 4,578	$ 4,878	$ 8,136
Portfolio turnover rate	126% A	110%	61%	59%	55%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%.

G Investment income per share reflects a special dividend which amounted to $.08 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 31.93	$ 28.70	$ 26.65	$ 23.24	$ 27.91	$ 37.11
Income from Investment Operations
Net investment income (loss) E	(.16) F	(.15)	(.11) G	(.10)	(.06)	(.04)
Net realized and unrealized gain (loss)	(1.57)	3.38	2.16	3.51	(4.61)	(5.20)
Total from investment operations	(1.73)	3.23	2.05	3.41	(4.67)	(5.24)
Distributions from net realized gain	-	-	-	-	-	(3.96)
Net asset value, end of period	$ 30.20	$ 31.93	$ 28.70	$ 26.65	$ 23.24	$ 27.91
Total Return B, C, D	(5.42)%	11.25%	7.69%	14.67%	(16.73)%	(15.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.82% A	1.86%	1.98%	1.81%	1.57%	1.57%
Expenses net of fee waivers, if any	1.82% A	1.86%	1.98%	1.81%	1.57%	1.57%
Expenses net of all reductions	1.81% A	1.81%	1.96%	1.77%	1.53%	1.54%
Net investment income (loss)	(1.00)% A, F	(.50)%	(.39)%	(.41)%	(.24)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$ 167	$ 271	$ 451	$ 582	$ 598	$ 939
Portfolio turnover rate	126% A	110%	61%	59%	55%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.15)%.

G Investment income per share reflects a special dividend which amounted to $.07 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 32.09	$ 28.85	$ 26.75	$ 23.32	$ 27.99	$ 37.19
Income from Investment Operations
Net investment income (loss) E	(.16) F	(.15)	(.09) G	(.09)	(.05)	(.03)
Net realized and unrealized gain (loss)	(1.58)	3.39	2.19	3.52	(4.62)	(5.21)
Total from investment operations	(1.74)	3.24	2.10	3.43	(4.67)	(5.24)
Distributions from net realized gain	-	-	-	-	-	(3.96)
Net asset value, end of period	$ 30.35	$ 32.09	$ 28.85	$ 26.75	$ 23.32	$ 27.99
Total Return B, C, D	(5.42)%	11.23%	7.85%	14.71%	(16.68)%	(15.87)%
Ratios to Average Net Assets H
Expenses before reductions	1.83% A	1.86%	1.93%	1.77%	1.53%	1.53%
Expenses net of fee waivers, if any	1.83% A	1.86%	1.93%	1.77%	1.53%	1.53%
Expenses net of all reductions	1.81% A	1.81%	1.90%	1.74%	1.49%	1.50%
Net investment income (loss)	(1.00)% A, F	(.49)%	(.33)%	(.37)%	(.20)%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 78	$ 94	$ 114	$ 131	$ 142	$ 232
Portfolio turnover rate	126% A	110%	61%	59%	55%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.15)%.

G Investment income per share reflects a special dividend which amounted to $.07 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 33.23	$ 29.78	$ 27.51	$ 24.00	$ 28.87	$ 37.85
Income from Investment Operations
Net investment income (loss) D	.02E	.19	.24F	.21	.25	.33
Net realized and unrealized gain (loss)	(1.63)	3.50	2.23	3.59	(4.73)	(5.35)
Total from investment operations	(1.61)	3.69	2.47	3.80	(4.48)	(5.02)
Distributions from net investment income	(.15)	(.24)	(.20)	(.29)	(.39)	-
Distributions from net realized gain	-	-	-	-	-	(3.96)
Total distributions	(.15)	(.24)	(.20)	(.29)	(.39)	(3.96)
Net asset value, end of period	$ 31.47	$ 33.23	$ 29.78	$ 27.51	$ 24.00	$ 28.87
Total Return B, C	(4.87)%	12.48%	9.03%	16.10%	(15.71)%	(14.92)%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.76%	.75%	.57%	.38%	.40%
Expenses net of fee waivers, if any	.70% A	.76%	.75%	.57%	.38%	.40%
Expenses net of all reductions	.68% A	.71%	.73%	.54%	.34%	.37%
Net investment income (loss)	.13% A, E	.61%	.84%	.83%	.96%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$ 87	$ 177	$ 311	$ 309	$ 155	$ 187
Portfolio turnover rate	126% A	110%	61%	59%	55%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 230,378
Unrealized depreciation	(243,284)
Net unrealized appreciation (depreciation)	$ (12,906)
Cost for federal income tax purposes	$ 3,074,137

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,275,787 and $3,165,555, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 476	$ 14
Class T	.25%	.25%	6,911	125
Class B	.75%	.25%	1,136	854
Class C	.75%	.25%	448	15
			$ 8,971	$ 1,008

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	39
Class B*	106
Class C*	2
$ 167

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 679	.36*
Class T	3,244	.24*
Class B	392	.35*
Class C	157	.35*
Institutional Class	203	.22*
	$ 4,675

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,970	4.45%	$ 71

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $470.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $245 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	16
Class B	3
Class C	1
Institutional Class	6
$ 29

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 1,000	$ 1,650
Class T	658	11,396
Institutional Class	806	1,958
Total	$ 2,464	$ 15,004

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	2,716	5,468	$ 89,385	$ 164,125
Reinvestment of distributions	29	53	943	1,574
Shares redeemed	(1,952)	(3,539)	(64,466)	(106,318)
Net increase (decrease)	793	1,982	$ 25,862	$ 59,381
Class T
Shares sold	3,217	7,307	$ 107,794	$ 221,916
Reinvestment of distributions	19	362	626	10,848
Shares redeemed	(24,192)	(40,683)	(807,812)	(1,237,740)
Net increase (decrease)	(20,956)	(33,014)	$ (699,392)	$ (1,004,976)
Class B
Shares sold	140	281	$ 4,514	$ 8,121
Shares redeemed	(3,084)	(7,505)	(99,159)	(220,313)
Net increase (decrease)	(2,944)	(7,224)	$ (94,645)	$ (212,192)
Class C
Shares sold	107	208	$ 3,460	$ 6,149
Shares redeemed	(467)	(1,218)	(15,074)	(35,994)
Net increase (decrease)	(360)	(1,010)	$ (11,614)	$ (29,845)
Institutional Class
Shares sold	1,840	1,161	$ 61,686	$ 35,184
Reinvestment of distributions	22	56	734	1,676
Shares redeemed	(4,401)	(6,347)	(148,613)	(193,021)
Net increase (decrease)	(2,539)	(5,130)	$ (86,193)	$ (156,161)

11. Litigation.

In October 2002, a lawsuit was commenced against Fidelity Advisor Growth Opportunities Fund and numerous other defendants as a defendants' class action suit by the Chapter 11 estate of Owens Corning. The Owens Corning estate alleges that 16 dividend payments made by Owens Corning between 1996 and the filing of Owens Corning's petition for Chapter 11 relief in October 2000 were fraudulent conveyances and, thus, the Owens Corning estate seeks to recover those dividends. During this period Fidelity Advisor Growth Opportunities Fund received dividends in the amount of $1,279. The lawsuit has been stayed by order of the Bankruptcy Court for the District of Delaware until August 31, 2006. The fund intends to defend the proceedings vigorously.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Growth Opportunities Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

On May 18, 2006, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will prospectively change the index used to calculate the fund's performance adjustment from the S&P 500 Index (the Current Index) to the Russell 1000 Growth Index (the Proposed Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether the Proposed Index is an appropriate index against which to measure the fund's investment performance, the Board considered that the fund seeks to provide capital growth by investing primarily in common stocks. The Board also considered that the Current Index is designed as a broad measure of the performance of the overall U.S. stock market and includes both growth and value stocks, whereas the Proposed Index emphasizes large-cap growth stocks. The Board noted that the fund uses a growth-oriented (style-specific) investment strategy that differs from the investment strategies of more style-flexible funds.

Semiannual Report

The Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Current Index and the Proposed Index over the three years ended April 30, 2006. The Board noted that the fund's returns have corresponded more closely to the returns of the Proposed Index than to the returns of the Current Index over the period. The board noted that the fund underperformed the Current Index and outperformed the Proposed Index over the previous rolling 36-month period.

The Board considered the performance of the Current Index compared to the performance of the Proposed Index over the past ten calendar years and for the four months ended April 30, 2006. The Board noted that the two indices have performed differently at times over the period, with the Proposed Index outperforming the Current Index in five of the past ten calendar years. The Board also noted that the Proposed Index underperformed the Current Index over the period and that the fund generally underperformed the Current Index, but outperformed the Proposed Index in five of the past ten calendar years.. The Board recognized that past performance would have no impact on performance in the future. The Board noted that had the Proposed Index been in effect, FMR would have received a higher management fee by virtue of having a positive performance fee adjustment, as opposed to the negative downward adjustment that FMR actually experienced. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2005 meeting, the Board had reviewed the fund's returns and the returns of the Current Index over the one-, three-, and five-year periods ended December 31, 2004, and had stated that the relative investment performance of the fund was lower than the Current Index over time.

The Board considered that the Proposed Index would conform more closely to the fund's proposed growth-oriented investment strategy and that adopting a style-specific index will help communicate to investors that the fund uses a style-specific investment strategy that differs from the investment strategies of more style-flexible funds. In this regard, the Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, because the change in the index used to calculate the fund's performance adjustment will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Proposed Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (with the Current Index) for the 12-month period ended April 30, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the Proposed Index) had been in effect during that period.

The Board noted that, under the current management contract, the fund's basic fee was reduced by a negative performance adjustment of 10.4 basis points and that, if the Amended Contract had been in effect during the 12-month period ended April 30, 2006, the fund's basic fee would have been increased by a positive performance adjustment of 6.8 basis points. As a result, the fund's hypothetical management fee would have been 17.2 basis points ($6,800,011) higher if the Amended Contract had been in effect during that period. The Board noted that the fund underperformed the Current Index and outperformed the Proposed Index over that period. TheBoard also noted that the performance adjustment would have been positive, and the hypothetical management fee therefore would have been higher, if the Amended Contract had been in effect during that period.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Proposed Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Proposed Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

Semiannual Report

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

GO-USAN-0706
1.786793.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Growth Opportunities
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 949.00	$ 5.25
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44
Class T
Actual	$ 1,000.00	$ 948.60	$ 5.88
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.09
Class B
Actual	$ 1,000.00	$ 945.80	$ 8.83
HypotheticalA	$ 1,000.00	$ 1,015.86	$ 9.15
Class C
Actual	$ 1,000.00	$ 945.80	$ 8.88
HypotheticalA	$ 1,000.00	$ 1,015.81	$ 9.20
Institutional Class
Actual	$ 1,000.00	$ 951.30	$ 3.41
HypotheticalA	$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.08%
Class T	1.21%
Class B	1.82%
Class C	1.83%
Institutional Class	.70%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	11.3	7.6
eBay, Inc.	9.5	5.4
UnitedHealth Group, Inc.	5.2	4.4
Yahoo!, Inc.	4.7	5.0
Apple Computer, Inc.	3.3	1.2
The Walt Disney Co.	2.9	1.0
Genentech, Inc.	2.6	0.5
Research In Motion Ltd.	2.5	1.8
First Data Corp.	2.5	0.8
Chico's FAS, Inc.	2.1	0.6
	46.6
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	44.4	29.4
Health Care	18.4	12.6
Consumer Discretionary	14.8	25.1
Financials	8.3	9.3
Energy	6.3	10.1
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 99.8%		Stocks 100.3%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets (0.3)% ***
* Foreign investments	9.3%	** Foreign investments	9.5%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.8%
Hotels, Restaurants & Leisure - 3.4%
Boyd Gaming Corp.	67,500	$ 3,038
Las Vegas Sands Corp. (a)	615,100	43,432
Life Time Fitness, Inc. (a)	16,900	773
MGM MIRAGE (a)	12,700	527
Starwood Hotels & Resorts Worldwide, Inc.	173,000	10,570
Wynn Resorts Ltd. (a)(d)	602,000	42,862
		101,202
Household Durables - 0.8%
D.R. Horton, Inc.	380,089	10,019
Garmin Ltd.	42,700	3,983
Harman International Industries, Inc.	11,200	949
KB Home	195,900	10,030
		24,981
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	170,800	4,390
Submarino SA	17,100	350
VistaPrint Ltd.	84,000	2,660
		7,400
Media - 4.7%
Central European Media Enterprises Ltd. Class A (a)	21,500	1,278
Getty Images, Inc. (a)	2,800	184
McGraw-Hill Companies, Inc.	63,400	3,271
News Corp. Class B	126,800	2,532
Omnicom Group, Inc.	95,500	9,083
The Walt Disney Co.	2,822,800	86,095
Time Warner, Inc.	338,200	5,820
Univision Communications, Inc. Class A (a)	921,800	33,139
		141,402
Multiline Retail - 0.5%
Nordstrom, Inc.	84,500	3,112
Sears Holdings Corp. (a)	74,100	11,254
		14,366
Specialty Retail - 5.0%
Best Buy Co., Inc.	452,000	23,956
Chico's FAS, Inc. (a)	2,142,900	64,223
Circuit City Stores, Inc.	1,183,700	35,570
Gamestop Corp. Class B (a)	128,400	4,963
Home Depot, Inc.	152,850	5,827
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	18,600	$ 1,158
Staples, Inc.	169,100	3,972
Urban Outfitters, Inc. (a)	210,800	3,915
Zumiez, Inc.	256,754	8,624
		152,208
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc. (a)	172,000	5,002
Under Armour, Inc. Class A (sub. vtg.)	3,400	121
		5,123
TOTAL CONSUMER DISCRETIONARY		446,682
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Whole Foods Market, Inc.	4,234	275
ENERGY - 6.3%
Energy Equipment & Services - 4.7%
Baker Hughes, Inc.	216,500	18,684
BJ Services Co.	760,900	27,887
GlobalSantaFe Corp.	147,000	8,839
Grant Prideco, Inc. (a)	85,800	4,122
Halliburton Co.	492,900	36,765
National Oilwell Varco, Inc. (a)	174,600	11,534
Schlumberger Ltd. (NY Shares)	246,800	16,183
Transocean, Inc. (a)	216,100	17,584
		141,598
Oil, Gas & Consumable Fuels - 1.6%
Exxon Mobil Corp.	195,000	11,877
Massey Energy Co.	211,000	7,875
Peabody Energy Corp.	274,799	17,131
Valero Energy Corp.	212,200	13,018
		49,901
TOTAL ENERGY		191,499
FINANCIALS - 8.3%
Capital Markets - 4.0%
E*TRADE Financial Corp. (a)	751,200	18,232
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	35,300	$ 5,329
Lazard Ltd. Class A	303,800	12,055
Legg Mason, Inc.	224,000	21,488
Merrill Lynch & Co., Inc.	429,200	31,078
optionsXpress Holdings, Inc.	441,000	12,705
TD Ameritrade Holding Corp.	1,134,690	19,290
		120,177
Commercial Banks - 0.4%
ICICI Bank Ltd. sponsored ADR	126,800	3,373
Mizuho Financial Group, Inc.	212	1,729
Standard Chartered PLC (United Kingdom)	219,011	5,378
Sumitomo Mitsui Financial Group, Inc.	170	1,742
		12,222
Diversified Financial Services - 3.4%
Chicago Mercantile Exchange Holdings, Inc. Class A	15,200	6,708
IntercontinentalExchange, Inc.	436,350	24,305
Moody's Corp.	515,700	26,971
NETeller PLC (a)	1,436,852	16,874
The NASDAQ Stock Market, Inc. (a)	955,365	29,081
		103,939
Insurance - 0.5%
ACE Ltd.	203,670	10,544
Aspen Insurance Holdings Ltd.	83,900	1,818
Axis Capital Holdings Ltd.	86,800	2,274
Montpelier Re Holdings Ltd.	8,500	132
		14,768
TOTAL FINANCIALS		251,106
HEALTH CARE - 18.4%
Biotechnology - 4.8%
Amgen, Inc. (a)	132,000	8,922
Celgene Corp. (a)	886,100	36,729
Genentech, Inc. (a)	938,200	77,833
Gilead Sciences, Inc. (a)	338,200	19,389
Vertex Pharmaceuticals, Inc. (a)	84,500	2,915
		145,788
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	391,300	$ 42,292
Becton, Dickinson & Co.	42,200	2,550
Boston Scientific Corp. (a)	1,056,800	21,855
C.R. Bard, Inc.	165,400	12,241
Intuitive Surgical, Inc. (a)	206,259	22,955
Inverness Medical Innovations, Inc. (a)	85,400	2,464
		104,357
Health Care Providers & Services - 7.3%
Humana, Inc. (a)	189,500	9,594
Nighthawk Radiology Holdings, Inc.	365,700	6,765
Omnicare, Inc.	591,800	27,436
UnitedHealth Group, Inc.	3,552,857	156,184
WellPoint, Inc. (a)	254,600	18,224
		218,203
Health Care Technology - 0.0%
WebMD Health Corp. Class A	27,300	1,072
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	338,100	3,668
Pharmaceuticals - 2.7%
Allergan, Inc.	575,600	54,578
Roche Holding AG (participation certificate)	68,050	10,596
Sepracor, Inc. (a)	296,800	15,365
		80,539
TOTAL HEALTH CARE		553,627
INDUSTRIALS - 4.7%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	210,900	8,685
Air Freight & Logistics - 0.1%
FedEx Corp.	23,800	2,601
Airlines - 0.5%
AirTran Holdings, Inc. (a)	253,200	3,114
AMR Corp. (a)	339,900	8,382
Republic Airways Holdings, Inc. (a)	122,300	1,877
Ryanair Holdings PLC sponsored ADR (a)	33,200	1,626
		14,999
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
Robert Half International, Inc.	154,200	$ 6,328
Construction & Engineering - 1.4%
Fluor Corp.	481,800	42,235
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR	232,400	2,933
Energy Conversion Devices, Inc. (a)	84,000	3,339
Rockwell Automation, Inc.	42,900	2,929
		9,201
Industrial Conglomerates - 1.1%
General Electric Co.	924,450	31,672
Machinery - 0.0%
Joy Global, Inc.	26,600	1,429
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	203,000	15,714
Norfolk Southern Corp.	169,000	8,916
		24,630
TOTAL INDUSTRIALS		141,780
INFORMATION TECHNOLOGY - 44.4%
Communications Equipment - 6.6%
ADC Telecommunications, Inc. (a)	126,800	2,272
Corning, Inc. (a)	232,500	5,638
F5 Networks, Inc. (a)	177,000	8,588
Juniper Networks, Inc. (a)	374,850	5,971
Motorola, Inc.	894,320	18,861
Nokia Corp. sponsored ADR	622,500	13,365
Nortel Networks Corp. (a)	1,268,200	3,016
QUALCOMM, Inc.	1,275,500	57,665
Redback Networks, Inc. (a)	84,500	2,019
Research In Motion Ltd. (a)	1,180,030	76,520
Tellabs, Inc. (a)	338,100	4,835
		198,750
Computers & Peripherals - 4.3%
Apple Computer, Inc. (a)	1,661,200	99,290
Hewlett-Packard Co.	126,800	4,106
Network Appliance, Inc. (a)	755,500	24,176
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Rackable Systems, Inc.	25,700	$ 974
Sun Microsystems, Inc. (a)	85,400	398
		128,944
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. Class A	3,300	100
Internet Software & Services - 25.7%
aQuantive, Inc. (a)	85,400	2,117
eBay, Inc. (a)(d)	8,765,500	287,596
Google, Inc. Class A (sub. vtg.) (a)	913,600	339,702
NHN Corp. (a)	8,456	2,541
Yahoo! Japan Corp.	1,278	679
Yahoo!, Inc. (a)	4,505,000	142,313
		774,948
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	528,400	31,176
First Data Corp.	1,625,400	74,947
Infosys Technologies Ltd. sponsored ADR	93,000	6,566
Satyam Computer Services Ltd. sponsored ADR	100,000	3,217
SRA International, Inc. Class A (a)	149,810	4,713
		120,619
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	43,100	1,331
Altera Corp. (a)	152,200	2,977
Analog Devices, Inc.	79,600	2,685
Broadcom Corp. Class A (a)	739,850	25,014
Freescale Semiconductor, Inc. Class B (a)	197,975	6,179
Linear Technology Corp.	105,700	3,567
Marvell Technology Group Ltd. (a)	633,700	30,208
National Semiconductor Corp.	377,800	9,702
Texas Instruments, Inc.	55,000	1,718
		83,381
Software - 1.1%
Activision, Inc. (a)	1,090,533	14,253
Adobe Systems, Inc. (a)	126,800	3,630
Ansys, Inc. (a)	93,000	4,691
Autodesk, Inc. (a)	113,902	4,145
Electronic Arts, Inc. (a)	21,100	888
Microsoft Corp.	43,500	985
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Opnet Technologies, Inc. (a)	84,500	$ 957
Salesforce.com, Inc. (a)	97,200	2,868
		32,417
TOTAL INFORMATION TECHNOLOGY		1,339,159
MATERIALS - 0.7%
Chemicals - 0.4%
Monsanto Co.	51,200	4,309
Praxair, Inc.	138,800	7,315
		11,624
Metals & Mining - 0.3%
Allegheny Technologies, Inc.	42,000	2,672
Apex Silver Mines Ltd. (a)	200,000	2,790
Mittal Steel Co. NV Class A (NY Shares)	84,600	2,790
Phelps Dodge Corp.	21,100	1,808
		10,060
TOTAL MATERIALS		21,684
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. (a)	591,700	2,941
NeuStar, Inc. Class A	85,400	2,747
		5,688
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	169,100	5,237
Crown Castle International Corp. (a)	64,200	2,040
SBA Communications Corp. Class A (a)	85,600	1,959
Sprint Nextel Corp.	2,226,344	47,221
		56,457
TOTAL TELECOMMUNICATION SERVICES		62,145
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	45,600	$ 2,581
TOTAL COMMON STOCKS (Cost $3,017,969)		3,010,538
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 5.03% (b)	34,410,518	34,411
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	16,281,950	16,282
TOTAL MONEY MARKET FUNDS (Cost $50,693)		50,693
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $3,068,662)		3,061,231
NET OTHER ASSETS - (1.5)%		(45,633)
NET ASSETS - 100%		$ 3,015,598
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 447
Fidelity Securities Lending Cash Central Fund	470
Total	$ 917
Income Tax Information
At November 30, 2005, the fund had a capital loss carryforward of approximately $726,301,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,765) - See accompanying schedule: Unaffiliated issuers (cost $3,017,969)	$ 3,010,538
Affiliated Central Funds (cost $50,693)	50,693
Total Investments (cost $3,068,662)		$ 3,061,231
Cash		27
Receivable for investments sold		42,339
Receivable for fund shares sold		1,306
Dividends receivable		863
Interest receivable		105
Prepaid expenses		10
Other affiliated receivables		165
Other receivables		24
Total assets		3,106,070

Liabilities
Payable for investments purchased	$ 60,861
Payable for fund shares redeemed	10,231
Accrued management fee	671
Distribution fees payable	1,295
Other affiliated payables	1,090
Other payables and accrued expenses	42
Collateral on securities loaned, at value	16,282
Total liabilities		90,472

Net Assets		$ 3,015,598
Net Assets consist of:
Paid in capital		$ 3,487,414
Accumulated net investment loss		(7,750)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(456,636)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(7,430)
Net Assets		$ 3,015,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($370,133 ÷ 11,966 shares)	$ 30.93

Maximum offering price per share (100/94.25 of $30.93)	$ 32.82
Class T: Net Asset Value and redemption price per share ($2,312,350 ÷ 73,647 shares)	$ 31.40

Maximum offering price per share (100/96.50 of $31.40)	$ 32.54
Class B: Net Asset Value and offering price per share ($167,258 ÷ 5,539 shares)A	$ 30.20

Class C: Net Asset Value and offering price per share ($78,367 ÷ 2,582 shares)A	$ 30.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($87,490 ÷ 2,780 shares)	$ 31.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 11,107
Special dividends		2,662
Interest		12
Income from affiliated Central Funds		917
Total income		14,698

Expenses
Management fee Basic fee	$ 10,318
Performance adjustment	(2,178)
Transfer agent fees	4,675
Distribution fees	8,971
Accounting and security lending fees	536
Independent trustees' compensation	7
Appreciation in deferred trustee compensation account	11
Custodian fees and expenses	61
Registration fees	50
Audit	37
Legal	34
Interest	71
Miscellaneous	(316)
Total expenses before reductions	22,277
Expense reductions	(274)	22,003
Net investment income (loss)		(7,305)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	294,381
Foreign currency transactions	(84)
Futures contracts	2,151
Total net realized gain (loss)		296,448
Change in net unrealized appreciation (depreciation) on: Investment securities	(444,238)
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		(444,237)
Net gain (loss)		(147,789)
Net increase (decrease) in net assets resulting from operations		$ (155,094)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,305)	$ 3,746
Net realized gain (loss)	296,448	555,497
Change in net unrealized appreciation (depreciation)	(444,237)	(93,208)
Net increase (decrease) in net assets resulting from operations	(155,094)	466,035
Distributions to shareholders from net investment income	(2,464)	(15,004)
Share transactions - net increase (decrease)	(865,982)	(1,343,793)
Total increase (decrease) in net assets	(1,023,540)	(892,762)

Net Assets
Beginning of period	4,039,138	4,931,900
End of period (including accumulated net investment loss of $7,750 and undistributed net investment income of $2,019, respectively)	$ 3,015,598	$ 4,039,138

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 32.68	$ 29.33	$ 27.09	$ 23.61	$ 28.39	$ 37.41
Income from Investment Operations
Net investment income (loss) E	(.04) F	.08	.12 G	.10	.14	.20
Net realized and unrealized gain (loss)	(1.62)	3.45	2.20	3.55	(4.66)	(5.26)
Total from investment operations	(1.66)	3.53	2.32	3.65	(4.52)	(5.06)
Distributions from net investment income	(.09)	(.18)	(.08)	(.17)	(.26)	-
Distributions from net realized gain	-	-	-	-	-	(3.96)
Total distributions	(.09)	(.18)	(.08)	(.17)	(.26)	(3.96)
Net asset value, end of period	$ 30.93	$ 32.68	$ 29.33	$ 27.09	$ 23.61	$ 28.39
Total Return B, C, D	(5.10)%	12.10%	8.59%	15.61%	(16.06)%	(15.23)%
Ratios to Average Net Assets H
Expenses before reductions	1.08% A	1.12%	1.15%	1.00%	.77%	.78%
Expenses net of fee waivers, if any	1.08% A	1.12%	1.15%	1.00%	.77%	.78%
Expenses net of all reductions	1.07% A	1.07%	1.13%	.96%	.73%	.75%
Net investment income (loss)	(.26)% A, F	.25%	.44%	.41%	.57%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 370	$ 365	$ 270	$ 219	$ 202	$ 320
Portfolio turnover rate	126% A	110%	61%	59%	55%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.40)%.

G Investment income per share reflects a special dividend which amounted to $.08 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 33.11	$ 29.67	$ 27.40	$ 23.85	$ 28.64	$ 37.76
Income from Investment Operations
Net investment income (loss) E	(.07) F	.04	.09 G	.07	.11	.16
Net realized and unrealized gain (loss)	(1.63)	3.49	2.22	3.60	(4.71)	(5.32)
Total from investment operations	(1.70)	3.53	2.31	3.67	(4.60)	(5.16)
Distributions from net investment income	(.01)	(.09)	(.04)	(.12)	(.19)	-
Distributions from net realized gain	-	-	-	-	-	(3.96)
Total distributions	(.01)	(.09)	(.04)	(.12)	(.19)	(3.96)
Net asset value, end of period	$ 31.40	$ 33.11	$ 29.67	$ 27.40	$ 23.85	$ 28.64
Total Return B, C, D	(5.14)%	11.93%	8.44%	15.50%	(16.16)%	(15.37)%
Ratios to Average Net Assets H
Expenses before reductions	1.21% A	1.25%	1.29%	1.12%	.90%	.93%
Expenses net of fee waivers, if any	1.21% A	1.25%	1.29%	1.12%	.90%	.93%
Expenses net of all reductions	1.20% A	1.20%	1.26%	1.09%	.86%	.90%
Net investment income (loss)	(.39)% A, F	.12%	.31%	.28%	.44%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 2,312	$ 3,132	$ 3,786	$ 4,578	$ 4,878	$ 8,136
Portfolio turnover rate	126% A	110%	61%	59%	55%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%.

G Investment income per share reflects a special dividend which amounted to $.08 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 31.93	$ 28.70	$ 26.65	$ 23.24	$ 27.91	$ 37.11
Income from Investment Operations
Net investment income (loss) E	(.16) F	(.15)	(.11) G	(.10)	(.06)	(.04)
Net realized and unrealized gain (loss)	(1.57)	3.38	2.16	3.51	(4.61)	(5.20)
Total from investment operations	(1.73)	3.23	2.05	3.41	(4.67)	(5.24)
Distributions from net realized gain	-	-	-	-	-	(3.96)
Net asset value, end of period	$ 30.20	$ 31.93	$ 28.70	$ 26.65	$ 23.24	$ 27.91
Total Return B, C, D	(5.42)%	11.25%	7.69%	14.67%	(16.73)%	(15.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.82% A	1.86%	1.98%	1.81%	1.57%	1.57%
Expenses net of fee waivers, if any	1.82% A	1.86%	1.98%	1.81%	1.57%	1.57%
Expenses net of all reductions	1.81% A	1.81%	1.96%	1.77%	1.53%	1.54%
Net investment income (loss)	(1.00)% A, F	(.50)%	(.39)%	(.41)%	(.24)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$ 167	$ 271	$ 451	$ 582	$ 598	$ 939
Portfolio turnover rate	126% A	110%	61%	59%	55%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.15)%.

G Investment income per share reflects a special dividend which amounted to $.07 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 32.09	$ 28.85	$ 26.75	$ 23.32	$ 27.99	$ 37.19
Income from Investment Operations
Net investment income (loss) E	(.16) F	(.15)	(.09) G	(.09)	(.05)	(.03)
Net realized and unrealized gain (loss)	(1.58)	3.39	2.19	3.52	(4.62)	(5.21)
Total from investment operations	(1.74)	3.24	2.10	3.43	(4.67)	(5.24)
Distributions from net realized gain	-	-	-	-	-	(3.96)
Net asset value, end of period	$ 30.35	$ 32.09	$ 28.85	$ 26.75	$ 23.32	$ 27.99
Total Return B, C, D	(5.42)%	11.23%	7.85%	14.71%	(16.68)%	(15.87)%
Ratios to Average Net Assets H
Expenses before reductions	1.83% A	1.86%	1.93%	1.77%	1.53%	1.53%
Expenses net of fee waivers, if any	1.83% A	1.86%	1.93%	1.77%	1.53%	1.53%
Expenses net of all reductions	1.81% A	1.81%	1.90%	1.74%	1.49%	1.50%
Net investment income (loss)	(1.00)% A, F	(.49)%	(.33)%	(.37)%	(.20)%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 78	$ 94	$ 114	$ 131	$ 142	$ 232
Portfolio turnover rate	126% A	110%	61%	59%	55%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.15)%.

G Investment income per share reflects a special dividend which amounted to $.07 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 33.23	$ 29.78	$ 27.51	$ 24.00	$ 28.87	$ 37.85
Income from Investment Operations
Net investment income (loss) D	.02E	.19	.24F	.21	.25	.33
Net realized and unrealized gain (loss)	(1.63)	3.50	2.23	3.59	(4.73)	(5.35)
Total from investment operations	(1.61)	3.69	2.47	3.80	(4.48)	(5.02)
Distributions from net investment income	(.15)	(.24)	(.20)	(.29)	(.39)	-
Distributions from net realized gain	-	-	-	-	-	(3.96)
Total distributions	(.15)	(.24)	(.20)	(.29)	(.39)	(3.96)
Net asset value, end of period	$ 31.47	$ 33.23	$ 29.78	$ 27.51	$ 24.00	$ 28.87
Total Return B, C	(4.87)%	12.48%	9.03%	16.10%	(15.71)%	(14.92)%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.76%	.75%	.57%	.38%	.40%
Expenses net of fee waivers, if any	.70% A	.76%	.75%	.57%	.38%	.40%
Expenses net of all reductions	.68% A	.71%	.73%	.54%	.34%	.37%
Net investment income (loss)	.13% A, E	.61%	.84%	.83%	.96%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$ 87	$ 177	$ 311	$ 309	$ 155	$ 187
Portfolio turnover rate	126% A	110%	61%	59%	55%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 230,378
Unrealized depreciation	(243,284)
Net unrealized appreciation (depreciation)	$ (12,906)
Cost for federal income tax purposes	$ 3,074,137

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,275,787 and $3,165,555, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 476	$ 14
Class T	.25%	.25%	6,911	125
Class B	.75%	.25%	1,136	854
Class C	.75%	.25%	448	15
			$ 8,971	$ 1,008

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	39
Class B*	106
Class C*	2
$ 167

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 679	.36*
Class T	3,244	.24*
Class B	392	.35*
Class C	157	.35*
Institutional Class	203	.22*
	$ 4,675

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,970	4.45%	$ 71

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $470.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $245 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	16
Class B	3
Class C	1
Institutional Class	6
$ 29

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 1,000	$ 1,650
Class T	658	11,396
Institutional Class	806	1,958
Total	$ 2,464	$ 15,004

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	2,716	5,468	$ 89,385	$ 164,125
Reinvestment of distributions	29	53	943	1,574
Shares redeemed	(1,952)	(3,539)	(64,466)	(106,318)
Net increase (decrease)	793	1,982	$ 25,862	$ 59,381
Class T
Shares sold	3,217	7,307	$ 107,794	$ 221,916
Reinvestment of distributions	19	362	626	10,848
Shares redeemed	(24,192)	(40,683)	(807,812)	(1,237,740)
Net increase (decrease)	(20,956)	(33,014)	$ (699,392)	$ (1,004,976)
Class B
Shares sold	140	281	$ 4,514	$ 8,121
Shares redeemed	(3,084)	(7,505)	(99,159)	(220,313)
Net increase (decrease)	(2,944)	(7,224)	$ (94,645)	$ (212,192)
Class C
Shares sold	107	208	$ 3,460	$ 6,149
Shares redeemed	(467)	(1,218)	(15,074)	(35,994)
Net increase (decrease)	(360)	(1,010)	$ (11,614)	$ (29,845)
Institutional Class
Shares sold	1,840	1,161	$ 61,686	$ 35,184
Reinvestment of distributions	22	56	734	1,676
Shares redeemed	(4,401)	(6,347)	(148,613)	(193,021)
Net increase (decrease)	(2,539)	(5,130)	$ (86,193)	$ (156,161)

11. Litigation.

In October 2002, a lawsuit was commenced against Fidelity Advisor Growth Opportunities Fund and numerous other defendants as a defendants' class action suit by the Chapter 11 estate of Owens Corning. The Owens Corning estate alleges that 16 dividend payments made by Owens Corning between 1996 and the filing of Owens Corning's petition for Chapter 11 relief in October 2000 were fraudulent conveyances and, thus, the Owens Corning estate seeks to recover those dividends. During this period Fidelity Advisor Growth Opportunities Fund received dividends in the amount of $1,279. The lawsuit has been stayed by order of the Bankruptcy Court for the District of Delaware until August 31, 2006. The fund intends to defend the proceedings vigorously.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Growth Opportunities Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

On May 18, 2006, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will prospectively change the index used to calculate the fund's performance adjustment from the S&P 500 Index (the Current Index) to the Russell 1000 Growth Index (the Proposed Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether the Proposed Index is an appropriate index against which to measure the fund's investment performance, the Board considered that the fund seeks to provide capital growth by investing primarily in common stocks. The Board also considered that the Current Index is designed as a broad measure of the performance of the overall U.S. stock market and includes both growth and value stocks, whereas the Proposed Index emphasizes large-cap growth stocks. The Board noted that the fund uses a growth-oriented (style-specific) investment strategy that differs from the investment strategies of more style-flexible funds.

Semiannual Report

The Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Current Index and the Proposed Index over the three years ended April 30, 2006. The Board noted that the fund's returns have corresponded more closely to the returns of the Proposed Index than to the returns of the Current Index over the period. The board noted that the fund underperformed the Current Index and outperformed the Proposed Index over the previous rolling 36-month period.

The Board considered the performance of the Current Index compared to the performance of the Proposed Index over the past ten calendar years and for the four months ended April 30, 2006. The Board noted that the two indices have performed differently at times over the period, with the Proposed Index outperforming the Current Index in five of the past ten calendar years. The Board also noted that the Proposed Index underperformed the Current Index over the period and that the fund generally underperformed the Current Index, but outperformed the Proposed Index in five of the past ten calendar years. The Board recognized that past performance would have no impact on performance in the future. The Board noted that had the Proposed Index been in effect, FMR would have received a higher management fee by virtue of having a positive performance fee adjustment, as opposed to the negative downward adjustment that FMR actually experienced. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2005 meeting, the Board had reviewed the fund's returns and the returns of the Current Index over the one-, three-, and five-year periods ended December 31, 2004, and had stated that the relative investment performance of the fund was lower than the Current Index over time.

The Board considered that the Proposed Index would conform more closely to the fund's proposed growth-oriented investment strategy and that adopting a style-specific index will help communicate to investors that the fund uses a style-specific investment strategy that differs from the investment strategies of more style-flexible funds. In this regard, the Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, because the change in the index used to calculate the fund's performance adjustment will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Proposed Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (with the Current Index) for the 12-month period ended April 30, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the Proposed Index) had been in effect during that period.

The Board noted that, under the current management contract, the fund's basic fee was reduced by a negative performance adjustment of 10.4 basis points and that, if the Amended Contract had been in effect during the 12-month period ended April 30, 2006, the fund's basic fee would have been increased by a positive performance adjustment of 6.8 basis points. As a result, the fund's hypothetical management fee would have been 17.2 basis points ($6,800,011) higher if the Amended Contract had been in effect during that period. The Board noted that the fund underperformed the Current Index and outperformed the Proposed Index over that period. TheBoard also noted that the performance adjustment would have been positive, and the hypothetical management fee therefore would have been higher, if the Amended Contract had been in effect during that period.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Proposed Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Proposed Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

Semiannual Report

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

GOI-USAN-0706
1.786794.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Large Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,021.10	$ 6.15
Hypothetical A	$ 1,000.00	$ 1,018.85	$ 6.14
Class T
Actual	$ 1,000.00	$ 1,020.00	$ 6.95
Hypothetical A	$ 1,000.00	$ 1,018.05	$ 6.94
Class B
Actual	$ 1,000.00	$ 1,017.00	$ 10.01
Hypothetical A	$ 1,000.00	$ 1,015.01	$ 10.00
Class C
Actual	$ 1,000.00	$ 1,017.70	$ 9.96
Hypothetical A	$ 1,000.00	$ 1,015.06	$ 9.95
Institutional Class
Actual	$ 1,000.00	$ 1,022.30	$ 4.44
Hypothetical A	$ 1,000.00	$ 1,020.54	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.22%
Class T	1.38%
Class B	1.99%
Class C	1.98%
Institutional Class	.88%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	7.5	5.9
Honeywell International, Inc.	4.0	3.7
Johnson & Johnson	3.7	2.3
American International Group, Inc.	3.4	3.2
JPMorgan Chase & Co.	3.0	3.0
Bank of America Corp.	2.9	2.1
Google, Inc. Class A (sub. vtg.)	2.0	1.4
eBay, Inc.	1.6	1.3
Dell, Inc.	1.6	2.5
UnitedHealth Group, Inc.	1.6	1.5
	31.3
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	20.7
Health Care	17.6	15.6
Information Technology	16.5	17.7
Industrials	14.1	14.1
Energy	10.5	10.4
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 98.9%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	16.9%	** Foreign investments	14.8%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	17,100	$ 299,763
Tenneco, Inc. (a)	43,500	1,037,040
		1,336,803
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (a)	95,940	5,018,621
Hotels, Restaurants & Leisure - 0.8%
Red Robin Gourmet Burgers, Inc. (a)(d)	141,151	5,921,284
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	54,900	1,410,930
Media - 1.6%
Clear Channel Communications, Inc.	194,900	6,002,920
E.W. Scripps Co. Class A	39,000	1,804,920
Lamar Advertising Co. Class A (a)	23,300	1,270,316
McGraw-Hill Companies, Inc.	28,300	1,460,280
News Corp. Class B	56,300	1,124,311
		11,662,747
Multiline Retail - 1.0%
Federated Department Stores, Inc.	43,400	3,160,822
Target Corp.	94,700	4,632,724
		7,793,546
Specialty Retail - 3.1%
Aeropostale, Inc. (a)	76,300	1,887,662
Best Buy Co., Inc.	74,500	3,948,500
Chico's FAS, Inc. (a)	66,200	1,984,014
Home Depot, Inc.	294,100	11,211,092
Staples, Inc.	193,591	4,547,453
		23,578,721
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	43,600	1,546,056
TOTAL CONSUMER DISCRETIONARY		58,268,708
CONSUMER STAPLES - 5.0%
Beverages - 0.2%
C&C Group PLC	104,300	895,665
Food & Staples Retailing - 2.7%
CVS Corp.	172,700	4,818,330
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	244,600	$ 11,850,870
Walgreen Co.	90,100	3,658,060
		20,327,260
Food Products - 1.1%
Nestle SA (Reg.)	27,649	8,249,199
Personal Products - 0.5%
Avon Products, Inc.	119,600	3,791,320
Tobacco - 0.5%
Altria Group, Inc.	53,200	3,849,020
TOTAL CONSUMER STAPLES		37,112,464
ENERGY - 10.5%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	12,000	1,035,600
ENSCO International, Inc.	18,200	909,818
Halliburton Co.	158,700	11,837,433
National Oilwell Varco, Inc. (a)	72,800	4,809,168
Schlumberger Ltd. (NY Shares)	146,700	9,619,119
Smith International, Inc.	80,800	3,309,568
		31,520,706
Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp.	31,900	1,907,301
ConocoPhillips	173,500	10,980,815
Exxon Mobil Corp.	72,600	4,422,066
Forest Oil Corp. (a)	48,100	1,569,984
Hess Corp.	15,700	2,355,000
Hugoton Royalty Trust	2,289	63,360
Mariner Energy, Inc. (a)	41,257	704,670
Occidental Petroleum Corp.	43,700	4,330,233
Peabody Energy Corp.	44,500	2,774,130
Plains Exploration & Production Co. (a)	53,200	1,899,240
Quicksilver Resources, Inc. (a)	69,300	2,430,351
Range Resources Corp.	68,000	1,761,200
Total SA sponsored ADR	33,500	2,184,535
Ultra Petroleum Corp. (a)	15,300	880,515
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	117,900	$ 7,233,165
XTO Energy, Inc.	47,800	1,970,316
		47,466,881
TOTAL ENERGY		78,987,587
FINANCIALS - 22.3%
Capital Markets - 3.2%
Daiwa Securities Group, Inc.	89,000	1,102,694
Investors Financial Services Corp. (d)	180,900	7,912,566
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	62,300	1,499,561
State Street Corp.	68,400	4,247,640
UBS AG (NY Shares)	79,800	9,034,956
		23,797,417
Commercial Banks - 2.7%
ABN-AMRO Holding NV sponsored ADR	58,500	1,619,280
Akbank T. A. S.	60,000	354,623
Erste Bank der Oesterreichischen Sparkassen AG	33,700	1,921,238
HSBC Holdings PLC sponsored ADR (d)	42,800	3,733,016
ICICI Bank Ltd.	56,148	654,363
Kookmin Bank	11,650	946,124
Standard Chartered PLC (United Kingdom)	360,763	8,858,087
State Bank of India	83,497	1,784,209
		19,870,940
Consumer Finance - 1.6%
American Express Co.	140,400	7,632,144
Capital One Financial Corp.	52,200	4,320,594
		11,952,738
Diversified Financial Services - 7.0%
Asset Acceptance Capital Corp. (a)	72,308	1,250,928
Bank of America Corp.	450,100	21,784,840
FirstRand Ltd.	302,900	796,194
IntercontinentalExchange, Inc.	42,800	2,383,960
JPMorgan Chase & Co.	528,221	22,523,343
NETeller PLC (a)	75,300	884,317
The NASDAQ Stock Market, Inc. (a)	91,100	2,773,084
		52,396,666
Insurance - 7.6%
ACE Ltd.	180,200	9,328,954
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
AMBAC Financial Group, Inc.	28,400	$ 2,276,260
American International Group, Inc.	423,487	25,748,010
Aspen Insurance Holdings Ltd.	53,200	1,152,844
Assurant, Inc.	19,400	948,272
Endurance Specialty Holdings Ltd.	214,600	6,556,030
Platinum Underwriters Holdings Ltd.	203,300	5,476,902
Scottish Re Group Ltd.	41,000	796,220
XL Capital Ltd. Class A	78,100	4,942,168
		57,225,660
Thrifts & Mortgage Finance - 0.2%
Golden West Financial Corp., Delaware	20,600	1,505,860
TOTAL FINANCIALS		166,749,281
HEALTH CARE - 17.6%
Biotechnology - 2.1%
Alkermes, Inc. (a)	83,100	1,647,042
Alnylam Pharmaceuticals, Inc. (a)	91,400	1,351,806
Amgen, Inc. (a)	22,600	1,527,534
Cephalon, Inc. (a)(d)	168,235	10,046,994
Vertex Pharmaceuticals, Inc. (a)	27,400	945,300
		15,518,676
Health Care Equipment & Supplies - 2.6%
Alcon, Inc.	43,100	4,658,248
Aspect Medical Systems, Inc. (a)	7,500	147,150
C.R. Bard, Inc.	43,300	3,204,633
Cooper Companies, Inc.	101,700	4,815,495
Inverness Medical Innovations, Inc. (a)	207,500	5,986,375
NeuroMetrix, Inc. (a)	10,700	311,798
NUCRYST Pharmaceuticals Corp.	30,000	434,506
		19,558,205
Health Care Providers & Services - 2.8%
Aetna, Inc.	130,800	5,030,568
Chemed Corp.	21,300	1,147,005
Humana, Inc. (a)	51,900	2,627,697
UnitedHealth Group, Inc.	272,700	11,987,892
		20,793,162
Health Care Technology - 0.0%
WebMD Health Corp. Class A	12,500	490,625
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
Thermo Electron Corp. (a)	79,200	$ 2,909,808
Pharmaceuticals - 9.7%
Allergan, Inc.	99,602	9,444,262
Johnson & Johnson	464,300	27,960,146
Merck & Co., Inc.	239,772	7,982,010
Novartis AG sponsored ADR	88,800	4,926,624
Pfizer, Inc.	263,800	6,241,508
Roche Holding AG (participation certificate)	32,921	5,125,878
Teva Pharmaceutical Industries Ltd. sponsored ADR	88,500	3,222,285
Wyeth	166,400	7,611,136
		72,513,849
TOTAL HEALTH CARE		131,784,325
INDUSTRIALS - 14.1%
Aerospace & Defense - 5.1%
Goodrich Corp.	92,900	3,960,327
Honeywell International, Inc.	720,400	29,666,072
L-3 Communications Holdings, Inc.	32,900	2,400,384
Raytheon Co.	19,100	875,735
Rolls-Royce Group PLC	108,400	837,206
		37,739,724
Airlines - 0.4%
UAL Corp. (a)	41,100	1,209,573
US Airways Group, Inc. (a)	32,500	1,517,750
		2,727,323
Electrical Equipment - 0.1%
SolarWorld AG	900	250,316
Vestas Wind Systems AS (a)	29,400	757,888
		1,008,204
Industrial Conglomerates - 8.1%
General Electric Co.	1,633,400	55,960,282
Smiths Group PLC	222,200	3,685,708
Tyco International Ltd.	43,000	1,165,730
		60,811,720
Machinery - 0.3%
Deere & Co.	27,500	2,354,000
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Watsco, Inc.	15,200	$ 851,352
TOTAL INDUSTRIALS		105,492,323
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 2.1%
Comverse Technology, Inc. (a)	59,000	1,328,680
CSR PLC (a)	163,800	4,435,429
F5 Networks, Inc. (a)	7,200	349,344
Juniper Networks, Inc. (a)	128,600	2,048,598
Motorola, Inc.	69,000	1,455,210
Nokia Corp. sponsored ADR	96,400	2,069,708
Research In Motion Ltd. (a)	58,800	3,812,934
		15,499,903
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	80,100	4,787,577
Dell, Inc. (a)	478,598	12,146,817
EMC Corp. (a)	559,600	7,162,880
Hewlett-Packard Co.	28,800	932,544
NCR Corp. (a)	61,200	2,391,696
		27,421,514
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	79,100	2,759,799
Cogent, Inc. (a)(d)	66,300	1,028,976
Motech Industries, Inc.	30,000	772,915
Wolfson Microelectronics PLC (a)	63,000	530,159
		5,091,849
Internet Software & Services - 4.2%
eBay, Inc. (a)	373,103	12,241,509
Google, Inc. Class A (sub. vtg.) (a)	39,300	14,612,526
Yahoo!, Inc. (a)	151,300	4,779,567
		31,633,602
IT Services - 0.6%
First Data Corp.	82,900	3,822,519
Infosys Technologies Ltd. sponsored ADR	14,800	1,044,880
		4,867,399
Semiconductors & Semiconductor Equipment - 3.1%
ARM Holdings PLC sponsored ADR	482,300	3,183,180
Cree, Inc. (a)	14,400	369,360
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
FormFactor, Inc. (a)	45,200	$ 1,751,048
Holtek Semiconductor, Inc.	477,000	948,288
Intel Corp.	530,394	9,557,700
Linear Technology Corp.	58,700	1,981,125
Marvell Technology Group Ltd. (a)	33,100	1,577,877
Maxim Integrated Products, Inc.	12,200	374,906
MEMC Electronic Materials, Inc. (a)	62,200	2,178,244
Vimicro International Corp. sponsored ADR	71,700	1,172,066
		23,093,794
Software - 2.2%
Electronic Arts, Inc. (a)	8,900	374,423
Microsoft Corp.	449,738	10,186,566
Oracle Corp. (a)	403,600	5,739,192
Salesforce.com, Inc. (a)	2,300	67,873
		16,368,054
TOTAL INFORMATION TECHNOLOGY		123,976,115
MATERIALS - 1.5%
Chemicals - 1.1%
Arkema sponsored ADR (a)(d)	2,195	77,923
Ashland, Inc.	77,400	4,837,500
Linde AG	14,000	1,157,913
Praxair, Inc.	44,500	2,345,150
		8,418,486
Metals & Mining - 0.4%
Mittal Steel Co. NV Class A (NY Shares)	95,000	3,133,100
TOTAL MATERIALS		11,551,586
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	290,500	7,570,430
Qwest Communications International, Inc. (a)	345,800	2,424,058
		9,994,488
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	148,500	$ 4,599,045
Sprint Nextel Corp.	345,900	7,336,539
		11,935,584
TOTAL TELECOMMUNICATION SERVICES		21,930,072
UTILITIES - 0.7%
Electric Utilities - 0.4%
Exelon Corp.	45,100	2,553,111
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	133,800	2,461,920
TOTAL UTILITIES		5,015,031
TOTAL COMMON STOCKS (Cost $730,661,568)		740,867,492
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 5.03% (b)	9,522,945	9,522,945
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	13,379,601	13,379,601
TOTAL MONEY MARKET FUNDS (Cost $22,902,546)		22,902,546
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $753,564,114)		763,770,038
NET OTHER ASSETS - (1.9)%		(14,420,945)
NET ASSETS - 100%		$ 749,349,093
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,499,561 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 1,557,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,418
Fidelity Securities Lending Cash Central Fund	54,661
Total	$ 155,079

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.1%
Switzerland	4.3%
United Kingdom	3.7%
Bermuda	2.0%
Cayman Islands	1.5%
Netherlands Antilles	1.3%
Others (individually less than 1%)	4.1%
100.0%
Income Tax Information
At November 30, 2005, the fund had a capital loss carryforward of approximately $46,691,494 of which $45,304,664 and $1,386,830 will expire on November 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,408,030) - See accompanying schedule: Unaffiliated issuers (cost $730,661,568)	$ 740,867,492
Affiliated Central Funds (cost $22,902,546)	22,902,546
Total Investments (cost $753,564,114)		$ 763,770,038
Cash		197,069
Foreign currency held at value (cost $197)		199
Receivable for investments sold		4,806,113
Receivable for fund shares sold		1,241,618
Dividends receivable		1,403,150
Interest receivable		32,673
Prepaid expenses		2,057
Other receivables		14,969
Total assets		771,467,886

Liabilities
Payable for investments purchased	$ 7,121,745
Payable for fund shares redeemed	827,451
Accrued management fee	360,840
Distribution fees payable	175,018
Other affiliated payables	207,877
Other payables and accrued expenses	46,261
Collateral on securities loaned, at value	13,379,601
Total liabilities		22,118,793

Net Assets		$ 749,349,093
Net Assets consist of:
Paid in capital		$ 735,498,355
Undistributed net investment income		1,047,403
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,596,379
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,206,956
Net Assets		$ 749,349,093

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($93,418,424 ÷ 5,527,558 shares)	$ 16.90

Maximum offering price per share (100/94.25 of $16.90)	$ 17.93
Class T: Net Asset Value and redemption price per share ($139,323,884 ÷ 8,284,913 shares)	$ 16.82

Maximum offering price per share (100/96.50 of $16.82)	$ 17.43
Class B: Net Asset Value and offering price per share ($69,633,577 ÷ 4,322,808 shares)A	$ 16.11

Class C: Net Asset Value and offering price per share ($41,047,915 ÷ 2,553,491 shares)A	$ 16.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($405,925,293 ÷ 23,323,214 shares)	$ 17.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 6,360,921
Interest		110
Income from affiliated Central Funds		155,079
Total income		6,516,110

Expenses
Management fee	$ 2,473,572
Transfer agent fees	1,164,468
Distribution fees	1,358,188
Accounting and security lending fees	158,654
Independent trustees' compensation	1,770
Custodian fees and expenses	70,333
Registration fees	57,714
Audit	27,862
Legal	8,994
Interest	1,512
Miscellaneous	(22,575)
Total expenses before reductions	5,300,492
Expense reductions	(94,238)	5,206,254
Net investment income (loss)		1,309,856
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $83,636)	54,267,618
Foreign currency transactions	(3,586)
Total net realized gain (loss)		54,264,032
Change in net unrealized appreciation (depreciation) on: Investment securities	(30,589,752)
Assets and liabilities in foreign currencies	765
Total change in net unrealized appreciation (depreciation)		(30,588,987)
Net gain (loss)		23,675,045
Net increase (decrease) in net assets resulting from operations		$ 24,984,901

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,309,856	$ 560,339
Net realized gain (loss)	54,264,032	118,831,608
Change in net unrealized appreciation (depreciation)	(30,588,987)	(8,800,624)
Net increase (decrease) in net assets resulting from operations	24,984,901	110,591,323
Distributions to shareholders from net investment income	(467,846)	(3,237,779)
Distributions to shareholders from net realized gain	-	(408,189)
Total distributions	(467,846)	(3,645,968)
Share transactions - net increase (decrease)	(157,390,382)	54,279,817
Total increase (decrease) in net assets	(132,873,327)	161,225,172

Net Assets
Beginning of period	882,222,420	720,997,248
End of period (including undistributed net investment income of $1,047,403 and undistributed net investment income of $205,393, respectively)	$ 749,349,093	$ 882,222,420

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 14.59	$ 13.64	$ 12.22	$ 14.98	$ 18.19
Income from Investment Operations
Net investment income (loss) E	.03	.01	.07 F	.01	- H	.01
Net realized and unrealized gain (loss)	.32	2.04	.88	1.41	(2.76)	(3.10)
Total from investment operations	.35	2.05	.95	1.42	(2.76)	(3.09)
Distributions from net investment income	-	(.08)	-	-	-	-
Distributions from net realized gain	-	(.01)	-	-	-	(.12)
Total distributions	-	(.09)	-	-	-	(.12)
Net asset value, end of period	$ 16.90	$ 16.55	$ 14.59	$ 13.64	$ 12.22	$ 14.98
Total Return B, C, D	2.11%	14.13%	6.96%	11.62%	(18.42)%	(17.11)%
Ratios to Average Net Assets G
Expenses before reductions	1.22% A	1.25%	1.27%	1.31%	1.30%	1.23%
Expenses net of fee waivers, if any	1.22% A	1.25%	1.27%	1.31%	1.30%	1.23%
Expenses net of all reductions	1.19% A	1.19%	1.25%	1.25%	1.25%	1.20%
Net investment income (loss)	.30% A	.07%	.47%	.05%	-	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,418	$ 76,059	$ 53,531	$ 45,003	$ 35,707	$ 39,364
Portfolio turnover rate	91% A	188%	64%	72%	96%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.49	$ 14.51	$ 13.59	$ 12.19	$ 14.97	$ 18.22
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	.05 F	(.01)	(.02)	(.02)
Net realized and unrealized gain (loss)	.32	2.04	.87	1.41	(2.76)	(3.11)
Total from investment operations	.33	2.03	.92	1.40	(2.78)	(3.13)
Distributions from net investment income	-	(.04)	-	-	-	-
Distributions from net realized gain	-	(.01)	-	-	-	(.12)
Total distributions	-	(.05)	-	-	-	(.12)
Net asset value, end of period	$ 16.82	$ 16.49	$ 14.51	$ 13.59	$ 12.19	$ 14.97
Total Return B, C, D	2.00%	14.03%	6.77%	11.48%	(18.57)%	(17.30)%
Ratios to Average Net Assets G
Expenses before reductions	1.38% A	1.40%	1.41%	1.45%	1.44%	1.39%
Expenses net of fee waivers, if any	1.38% A	1.40%	1.41%	1.45%	1.44%	1.39%
Expenses net of all reductions	1.36% A	1.34%	1.39%	1.40%	1.39%	1.36%
Net investment income (loss)	.14% A	(.08)%	.33%	(.10)%	(.14)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,324	$ 286,738	$ 276,257	$ 274,805	$ 232,814	$ 325,846
Portfolio turnover rate	91% A	188%	64%	72%	96%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 13.98	$ 13.17	$ 11.89	$ 14.68	$ 17.97
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.04) F	(.08)	(.10)	(.11)
Net realized and unrealized gain (loss)	.31	1.96	.85	1.36	(2.69)	(3.06)
Total from investment operations	.27	1.86	.81	1.28	(2.79)	(3.17)
Distributions from net realized gain	-	-	-	-	-	(.12)
Net asset value, end of period	$ 16.11	$ 15.84	$ 13.98	$ 13.17	$ 11.89	$ 14.68
Total ReturnB, C, D	1.70%	13.30%	6.15%	10.77%	(19.01)%	(17.76)%
Ratios to Average Net Assets G
Expenses before reductions	1.99% A	2.00%	2.11%	2.12%	2.08%	1.98%
Expenses net of fee waivers, if any	1.99% A	1.99%	2.05%	2.05%	2.05%	1.98%
Expenses net of all reductions	1.97% A	1.93%	2.03%	2.00%	1.99%	1.94%
Net investment income (loss)	(.47)% A	(.67)%	(.31)%	(.70)%	(.75)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,634	$ 77,731	$ 83,728	$ 88,320	$ 84,325	$ 122,920
Portfolio turnover rate	91% A	188%	64%	72%	96%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 15.80	$ 13.95	$ 13.14	$ 11.86	$ 14.64	$ 17.92
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.04) F	(.08)	(.09)	(.10)
Net realized and unrealized gain (loss)	.32	1.95	.85	1.36	(2.69)	(3.06)
Total from investment operations	.28	1.85	.81	1.28	(2.78)	(3.16)
Distributions from net realized gain	-	-	-	-	-	(.12)
Net asset value, end of period	$ 16.08	$ 15.80	$ 13.95	$ 13.14	$ 11.86	$ 14.64
Total Return B, C, D	1.77%	13.26%	6.16%	10.79%	(18.99)%	(17.76)%
Ratios to Average Net Assets G
Expenses before reductions	1.98% A	1.99%	2.02%	2.03%	2.02%	1.95%
Expenses net of fee waivers, if any	1.98% A	1.99%	2.02%	2.03%	2.02%	1.95%
Expenses net of all reductions	1.96% A	1.94%	2.00%	1.98%	1.96%	1.91%
Net investment income (loss)	(.47)% A	(.68)%	(.28)%	(.68)%	(.71)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,048	$ 42,084	$ 39,969	$ 40,426	$ 36,307	$ 50,216
Portfolio turnover rate	91% A	188%	64%	72%	96%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.04	$ 15.00	$ 13.97	$ 12.47	$ 15.22	$ 18.41
Income from Investment Operations
Net investment income (loss) D	.06	.07	.12 E	.06	.06	.07
Net realized and unrealized gain (loss)	.32	2.10	.91	1.44	(2.81)	(3.14)
Total from investment operations	.38	2.17	1.03	1.50	(2.75)	(3.07)
Distributions from net investment income	(.02)	(.12)	-	-	-	-
Distributions from net realized gain	-	(.01)	-	-	-	(.12)
Total distributions	(.02)	(.13)	-	-	-	(.12)
Net asset value, end of period	$ 17.40	$ 17.04	$ 15.00	$ 13.97	$ 12.47	$ 15.22
Total Return B, C	2.23%	14.58%	7.37%	12.03%	(18.07)%	(16.79)%
Ratios to Average Net Assets F
Expenses before reductions	.88% A	.87%	.93%	.89%	.88%	.85%
Expenses net of fee waivers, if any	.88% A	.87%	.93%	.89%	.88%	.85%
Expenses net of all reductions	.86% A	.82%	.91%	.84%	.82%	.82%
Net investment income (loss)	.63% A	.44%	.81%	.46%	.43%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 405,925	$ 399,610	$ 267,512	$ 144,877	$ 73,313	$ 23,495
Portfolio turnover rate	91% A	188%	64%	72%	96%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 50,152,234
Unrealized depreciation	(44,760,643)
Net unrealized appreciation (depreciation)	$ 5,391,591
Cost for federal income tax purposes	$ 758,378,447

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions aggregated $388,775,038 and $549,686,283, respectively.

Securities delivered on an in-kind basis aggregated $141,639,008. Realized gain (loss) of $16,721,651 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 114,628	$ 1,717
Class T	.25%	.25%	645,708	10,112
Class B	.75%	.25%	380,280	285,574
Class C	.75%	.25%	217,572	26,889
			$ 1,358,188	$ 324,292

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,906
Class T	14,637
Class B*	50,744
Class C*	2,531
$ 100,818

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 151,112	.33*
Class T	310,081	.24*
Class B	133,881	.35*
Class C	74,737	.34*
Institutional Class	494,657	.24*
	$ 1,164,468

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,272 for the period.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,876,000	4.63%	$ 1,512

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,320 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $54,661.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $92,215 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 435
Class B	126
Institutional Class	1,462
$ 2,023

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ -	$ 307,209
Class T	-	753,438
Institutional Class	467,846	2,177,132
Total	$ 467,846	$ 3,237,779
From net realized gain
Class A	$ -	$ 38,401
Class T	-	188,360
Institutional Class	-	181,428
Total	$ -	$ 408,189

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	1,755,948	1,960,181	$ 30,014,420	$ 29,525,801
Reinvestment of distributions	-	22,049	-	323,020
Shares redeemed	(823,515)	(1,056,787)	(14,217,432)	(15,824,630)
Net increase (decrease)	932,433	925,443	$ 15,796,988	$ 14,024,191
Class T
Shares sold	1,449,114	2,889,022	$ 24,784,812	$ 43,119,852
Reinvestment of distributions	-	63,147	-	922,577
Shares redeemed	(10,557,442)	(4,595,968)	(184,612,718)	(68,811,068)
Net increase (decrease)	(9,108,328)	(1,643,799)	$ (159,827,906)	$ (24,768,639)
Class B
Shares sold	284,655	625,953	$ 4,685,355	$ 8,972,962
Shares redeemed	(869,836)	(1,708,982)	(14,302,700)	(24,559,932)
Net increase (decrease)	(585,181)	(1,083,029)	$ (9,617,345)	$ (15,586,970)
Class C
Shares sold	290,966	710,843	$ 4,745,679	$ 10,452,490
Shares redeemed	(400,335)	(913,877)	(6,586,298)	(13,075,419)
Net increase (decrease)	(109,369)	(203,034)	$ (1,840,619)	$ (2,622,929)
Institutional Class
Shares sold	2,658,869	9,375,195	$ 47,535,674	$ 142,254,465
Reinvestment of distributions	26,986	145,755	464,960	2,190,692
Shares redeemed	(2,818,181)	(3,905,156)	(49,902,134)	(61,210,993)
Net increase (decrease)	(132,326)	5,615,794	$ (1,901,500)	$ 83,234,164
Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Large Cap Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LC-USAN-0706
1.786795.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Large Cap
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,021.10	$ 6.15
Hypothetical A	$ 1,000.00	$ 1,018.85	$ 6.14
Class T
Actual	$ 1,000.00	$ 1,020.00	$ 6.95
Hypothetical A	$ 1,000.00	$ 1,018.05	$ 6.94
Class B
Actual	$ 1,000.00	$ 1,017.00	$ 10.01
Hypothetical A	$ 1,000.00	$ 1,015.01	$ 10.00
Class C
Actual	$ 1,000.00	$ 1,017.70	$ 9.96
Hypothetical A	$ 1,000.00	$ 1,015.06	$ 9.95
Institutional Class
Actual	$ 1,000.00	$ 1,022.30	$ 4.44
Hypothetical A	$ 1,000.00	$ 1,020.54	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.22%
Class T	1.38%
Class B	1.99%
Class C	1.98%
Institutional Class	.88%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	7.5	5.9
Honeywell International, Inc.	4.0	3.7
Johnson & Johnson	3.7	2.3
American International Group, Inc.	3.4	3.2
JPMorgan Chase & Co.	3.0	3.0
Bank of America Corp.	2.9	2.1
Google, Inc. Class A (sub. vtg.)	2.0	1.4
eBay, Inc.	1.6	1.3
Dell, Inc.	1.6	2.5
UnitedHealth Group, Inc.	1.6	1.5
	31.3
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	20.7
Health Care	17.6	15.6
Information Technology	16.5	17.7
Industrials	14.1	14.1
Energy	10.5	10.4
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 98.9%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	16.9%	** Foreign investments	14.8%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	17,100	$ 299,763
Tenneco, Inc. (a)	43,500	1,037,040
		1,336,803
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (a)	95,940	5,018,621
Hotels, Restaurants & Leisure - 0.8%
Red Robin Gourmet Burgers, Inc. (a)(d)	141,151	5,921,284
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	54,900	1,410,930
Media - 1.6%
Clear Channel Communications, Inc.	194,900	6,002,920
E.W. Scripps Co. Class A	39,000	1,804,920
Lamar Advertising Co. Class A (a)	23,300	1,270,316
McGraw-Hill Companies, Inc.	28,300	1,460,280
News Corp. Class B	56,300	1,124,311
		11,662,747
Multiline Retail - 1.0%
Federated Department Stores, Inc.	43,400	3,160,822
Target Corp.	94,700	4,632,724
		7,793,546
Specialty Retail - 3.1%
Aeropostale, Inc. (a)	76,300	1,887,662
Best Buy Co., Inc.	74,500	3,948,500
Chico's FAS, Inc. (a)	66,200	1,984,014
Home Depot, Inc.	294,100	11,211,092
Staples, Inc.	193,591	4,547,453
		23,578,721
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	43,600	1,546,056
TOTAL CONSUMER DISCRETIONARY		58,268,708
CONSUMER STAPLES - 5.0%
Beverages - 0.2%
C&C Group PLC	104,300	895,665
Food & Staples Retailing - 2.7%
CVS Corp.	172,700	4,818,330
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	244,600	$ 11,850,870
Walgreen Co.	90,100	3,658,060
		20,327,260
Food Products - 1.1%
Nestle SA (Reg.)	27,649	8,249,199
Personal Products - 0.5%
Avon Products, Inc.	119,600	3,791,320
Tobacco - 0.5%
Altria Group, Inc.	53,200	3,849,020
TOTAL CONSUMER STAPLES		37,112,464
ENERGY - 10.5%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	12,000	1,035,600
ENSCO International, Inc.	18,200	909,818
Halliburton Co.	158,700	11,837,433
National Oilwell Varco, Inc. (a)	72,800	4,809,168
Schlumberger Ltd. (NY Shares)	146,700	9,619,119
Smith International, Inc.	80,800	3,309,568
		31,520,706
Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp.	31,900	1,907,301
ConocoPhillips	173,500	10,980,815
Exxon Mobil Corp.	72,600	4,422,066
Forest Oil Corp. (a)	48,100	1,569,984
Hess Corp.	15,700	2,355,000
Hugoton Royalty Trust	2,289	63,360
Mariner Energy, Inc. (a)	41,257	704,670
Occidental Petroleum Corp.	43,700	4,330,233
Peabody Energy Corp.	44,500	2,774,130
Plains Exploration & Production Co. (a)	53,200	1,899,240
Quicksilver Resources, Inc. (a)	69,300	2,430,351
Range Resources Corp.	68,000	1,761,200
Total SA sponsored ADR	33,500	2,184,535
Ultra Petroleum Corp. (a)	15,300	880,515
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	117,900	$ 7,233,165
XTO Energy, Inc.	47,800	1,970,316
		47,466,881
TOTAL ENERGY		78,987,587
FINANCIALS - 22.3%
Capital Markets - 3.2%
Daiwa Securities Group, Inc.	89,000	1,102,694
Investors Financial Services Corp. (d)	180,900	7,912,566
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	62,300	1,499,561
State Street Corp.	68,400	4,247,640
UBS AG (NY Shares)	79,800	9,034,956
		23,797,417
Commercial Banks - 2.7%
ABN-AMRO Holding NV sponsored ADR	58,500	1,619,280
Akbank T. A. S.	60,000	354,623
Erste Bank der Oesterreichischen Sparkassen AG	33,700	1,921,238
HSBC Holdings PLC sponsored ADR (d)	42,800	3,733,016
ICICI Bank Ltd.	56,148	654,363
Kookmin Bank	11,650	946,124
Standard Chartered PLC (United Kingdom)	360,763	8,858,087
State Bank of India	83,497	1,784,209
		19,870,940
Consumer Finance - 1.6%
American Express Co.	140,400	7,632,144
Capital One Financial Corp.	52,200	4,320,594
		11,952,738
Diversified Financial Services - 7.0%
Asset Acceptance Capital Corp. (a)	72,308	1,250,928
Bank of America Corp.	450,100	21,784,840
FirstRand Ltd.	302,900	796,194
IntercontinentalExchange, Inc.	42,800	2,383,960
JPMorgan Chase & Co.	528,221	22,523,343
NETeller PLC (a)	75,300	884,317
The NASDAQ Stock Market, Inc. (a)	91,100	2,773,084
		52,396,666
Insurance - 7.6%
ACE Ltd.	180,200	9,328,954
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
AMBAC Financial Group, Inc.	28,400	$ 2,276,260
American International Group, Inc.	423,487	25,748,010
Aspen Insurance Holdings Ltd.	53,200	1,152,844
Assurant, Inc.	19,400	948,272
Endurance Specialty Holdings Ltd.	214,600	6,556,030
Platinum Underwriters Holdings Ltd.	203,300	5,476,902
Scottish Re Group Ltd.	41,000	796,220
XL Capital Ltd. Class A	78,100	4,942,168
		57,225,660
Thrifts & Mortgage Finance - 0.2%
Golden West Financial Corp., Delaware	20,600	1,505,860
TOTAL FINANCIALS		166,749,281
HEALTH CARE - 17.6%
Biotechnology - 2.1%
Alkermes, Inc. (a)	83,100	1,647,042
Alnylam Pharmaceuticals, Inc. (a)	91,400	1,351,806
Amgen, Inc. (a)	22,600	1,527,534
Cephalon, Inc. (a)(d)	168,235	10,046,994
Vertex Pharmaceuticals, Inc. (a)	27,400	945,300
		15,518,676
Health Care Equipment & Supplies - 2.6%
Alcon, Inc.	43,100	4,658,248
Aspect Medical Systems, Inc. (a)	7,500	147,150
C.R. Bard, Inc.	43,300	3,204,633
Cooper Companies, Inc.	101,700	4,815,495
Inverness Medical Innovations, Inc. (a)	207,500	5,986,375
NeuroMetrix, Inc. (a)	10,700	311,798
NUCRYST Pharmaceuticals Corp.	30,000	434,506
		19,558,205
Health Care Providers & Services - 2.8%
Aetna, Inc.	130,800	5,030,568
Chemed Corp.	21,300	1,147,005
Humana, Inc. (a)	51,900	2,627,697
UnitedHealth Group, Inc.	272,700	11,987,892
		20,793,162
Health Care Technology - 0.0%
WebMD Health Corp. Class A	12,500	490,625
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
Thermo Electron Corp. (a)	79,200	$ 2,909,808
Pharmaceuticals - 9.7%
Allergan, Inc.	99,602	9,444,262
Johnson & Johnson	464,300	27,960,146
Merck & Co., Inc.	239,772	7,982,010
Novartis AG sponsored ADR	88,800	4,926,624
Pfizer, Inc.	263,800	6,241,508
Roche Holding AG (participation certificate)	32,921	5,125,878
Teva Pharmaceutical Industries Ltd. sponsored ADR	88,500	3,222,285
Wyeth	166,400	7,611,136
		72,513,849
TOTAL HEALTH CARE		131,784,325
INDUSTRIALS - 14.1%
Aerospace & Defense - 5.1%
Goodrich Corp.	92,900	3,960,327
Honeywell International, Inc.	720,400	29,666,072
L-3 Communications Holdings, Inc.	32,900	2,400,384
Raytheon Co.	19,100	875,735
Rolls-Royce Group PLC	108,400	837,206
		37,739,724
Airlines - 0.4%
UAL Corp. (a)	41,100	1,209,573
US Airways Group, Inc. (a)	32,500	1,517,750
		2,727,323
Electrical Equipment - 0.1%
SolarWorld AG	900	250,316
Vestas Wind Systems AS (a)	29,400	757,888
		1,008,204
Industrial Conglomerates - 8.1%
General Electric Co.	1,633,400	55,960,282
Smiths Group PLC	222,200	3,685,708
Tyco International Ltd.	43,000	1,165,730
		60,811,720
Machinery - 0.3%
Deere & Co.	27,500	2,354,000
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Watsco, Inc.	15,200	$ 851,352
TOTAL INDUSTRIALS		105,492,323
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 2.1%
Comverse Technology, Inc. (a)	59,000	1,328,680
CSR PLC (a)	163,800	4,435,429
F5 Networks, Inc. (a)	7,200	349,344
Juniper Networks, Inc. (a)	128,600	2,048,598
Motorola, Inc.	69,000	1,455,210
Nokia Corp. sponsored ADR	96,400	2,069,708
Research In Motion Ltd. (a)	58,800	3,812,934
		15,499,903
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	80,100	4,787,577
Dell, Inc. (a)	478,598	12,146,817
EMC Corp. (a)	559,600	7,162,880
Hewlett-Packard Co.	28,800	932,544
NCR Corp. (a)	61,200	2,391,696
		27,421,514
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	79,100	2,759,799
Cogent, Inc. (a)(d)	66,300	1,028,976
Motech Industries, Inc.	30,000	772,915
Wolfson Microelectronics PLC (a)	63,000	530,159
		5,091,849
Internet Software & Services - 4.2%
eBay, Inc. (a)	373,103	12,241,509
Google, Inc. Class A (sub. vtg.) (a)	39,300	14,612,526
Yahoo!, Inc. (a)	151,300	4,779,567
		31,633,602
IT Services - 0.6%
First Data Corp.	82,900	3,822,519
Infosys Technologies Ltd. sponsored ADR	14,800	1,044,880
		4,867,399
Semiconductors & Semiconductor Equipment - 3.1%
ARM Holdings PLC sponsored ADR	482,300	3,183,180
Cree, Inc. (a)	14,400	369,360
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
FormFactor, Inc. (a)	45,200	$ 1,751,048
Holtek Semiconductor, Inc.	477,000	948,288
Intel Corp.	530,394	9,557,700
Linear Technology Corp.	58,700	1,981,125
Marvell Technology Group Ltd. (a)	33,100	1,577,877
Maxim Integrated Products, Inc.	12,200	374,906
MEMC Electronic Materials, Inc. (a)	62,200	2,178,244
Vimicro International Corp. sponsored ADR	71,700	1,172,066
		23,093,794
Software - 2.2%
Electronic Arts, Inc. (a)	8,900	374,423
Microsoft Corp.	449,738	10,186,566
Oracle Corp. (a)	403,600	5,739,192
Salesforce.com, Inc. (a)	2,300	67,873
		16,368,054
TOTAL INFORMATION TECHNOLOGY		123,976,115
MATERIALS - 1.5%
Chemicals - 1.1%
Arkema sponsored ADR (a)(d)	2,195	77,923
Ashland, Inc.	77,400	4,837,500
Linde AG	14,000	1,157,913
Praxair, Inc.	44,500	2,345,150
		8,418,486
Metals & Mining - 0.4%
Mittal Steel Co. NV Class A (NY Shares)	95,000	3,133,100
TOTAL MATERIALS		11,551,586
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	290,500	7,570,430
Qwest Communications International, Inc. (a)	345,800	2,424,058
		9,994,488
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	148,500	$ 4,599,045
Sprint Nextel Corp.	345,900	7,336,539
		11,935,584
TOTAL TELECOMMUNICATION SERVICES		21,930,072
UTILITIES - 0.7%
Electric Utilities - 0.4%
Exelon Corp.	45,100	2,553,111
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	133,800	2,461,920
TOTAL UTILITIES		5,015,031
TOTAL COMMON STOCKS (Cost $730,661,568)		740,867,492
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 5.03% (b)	9,522,945	9,522,945
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	13,379,601	13,379,601
TOTAL MONEY MARKET FUNDS (Cost $22,902,546)		22,902,546
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $753,564,114)		763,770,038
NET OTHER ASSETS - (1.9)%		(14,420,945)
NET ASSETS - 100%		$ 749,349,093
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,499,561 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 1,557,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,418
Fidelity Securities Lending Cash Central Fund	54,661
Total	$ 155,079

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.1%
Switzerland	4.3%
United Kingdom	3.7%
Bermuda	2.0%
Cayman Islands	1.5%
Netherlands Antilles	1.3%
Others (individually less than 1%)	4.1%
100.0%
Income Tax Information
At November 30, 2005, the fund had a capital loss carryforward of approximately $46,691,494 of which $45,304,664 and $1,386,830 will expire on November 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,408,030) - See accompanying schedule: Unaffiliated issuers (cost $730,661,568)	$ 740,867,492
Affiliated Central Funds (cost $22,902,546)	22,902,546
Total Investments (cost $753,564,114)		$ 763,770,038
Cash		197,069
Foreign currency held at value (cost $197)		199
Receivable for investments sold		4,806,113
Receivable for fund shares sold		1,241,618
Dividends receivable		1,403,150
Interest receivable		32,673
Prepaid expenses		2,057
Other receivables		14,969
Total assets		771,467,886

Liabilities
Payable for investments purchased	$ 7,121,745
Payable for fund shares redeemed	827,451
Accrued management fee	360,840
Distribution fees payable	175,018
Other affiliated payables	207,877
Other payables and accrued expenses	46,261
Collateral on securities loaned, at value	13,379,601
Total liabilities		22,118,793

Net Assets		$ 749,349,093
Net Assets consist of:
Paid in capital		$ 735,498,355
Undistributed net investment income		1,047,403
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,596,379
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,206,956
Net Assets		$ 749,349,093

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($93,418,424 ÷ 5,527,558 shares)	$ 16.90

Maximum offering price per share (100/94.25 of $16.90)	$ 17.93
Class T: Net Asset Value and redemption price per share ($139,323,884 ÷ 8,284,913 shares)	$ 16.82

Maximum offering price per share (100/96.50 of $16.82)	$ 17.43
Class B: Net Asset Value and offering price per share ($69,633,577 ÷ 4,322,808 shares)A	$ 16.11

Class C: Net Asset Value and offering price per share ($41,047,915 ÷ 2,553,491 shares)A	$ 16.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($405,925,293 ÷ 23,323,214 shares)	$ 17.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 6,360,921
Interest		110
Income from affiliated Central Funds		155,079
Total income		6,516,110

Expenses
Management fee	$ 2,473,572
Transfer agent fees	1,164,468
Distribution fees	1,358,188
Accounting and security lending fees	158,654
Independent trustees' compensation	1,770
Custodian fees and expenses	70,333
Registration fees	57,714
Audit	27,862
Legal	8,994
Interest	1,512
Miscellaneous	(22,575)
Total expenses before reductions	5,300,492
Expense reductions	(94,238)	5,206,254
Net investment income (loss)		1,309,856
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $83,636)	54,267,618
Foreign currency transactions	(3,586)
Total net realized gain (loss)		54,264,032
Change in net unrealized appreciation (depreciation) on: Investment securities	(30,589,752)
Assets and liabilities in foreign currencies	765
Total change in net unrealized appreciation (depreciation)		(30,588,987)
Net gain (loss)		23,675,045
Net increase (decrease) in net assets resulting from operations		$ 24,984,901

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,309,856	$ 560,339
Net realized gain (loss)	54,264,032	118,831,608
Change in net unrealized appreciation (depreciation)	(30,588,987)	(8,800,624)
Net increase (decrease) in net assets resulting from operations	24,984,901	110,591,323
Distributions to shareholders from net investment income	(467,846)	(3,237,779)
Distributions to shareholders from net realized gain	-	(408,189)
Total distributions	(467,846)	(3,645,968)
Share transactions - net increase (decrease)	(157,390,382)	54,279,817
Total increase (decrease) in net assets	(132,873,327)	161,225,172

Net Assets
Beginning of period	882,222,420	720,997,248
End of period (including undistributed net investment income of $1,047,403 and undistributed net investment income of $205,393, respectively)	$ 749,349,093	$ 882,222,420

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 14.59	$ 13.64	$ 12.22	$ 14.98	$ 18.19
Income from Investment Operations
Net investment income (loss) E	.03	.01	.07 F	.01	- H	.01
Net realized and unrealized gain (loss)	.32	2.04	.88	1.41	(2.76)	(3.10)
Total from investment operations	.35	2.05	.95	1.42	(2.76)	(3.09)
Distributions from net investment income	-	(.08)	-	-	-	-
Distributions from net realized gain	-	(.01)	-	-	-	(.12)
Total distributions	-	(.09)	-	-	-	(.12)
Net asset value, end of period	$ 16.90	$ 16.55	$ 14.59	$ 13.64	$ 12.22	$ 14.98
Total Return B, C, D	2.11%	14.13%	6.96%	11.62%	(18.42)%	(17.11)%
Ratios to Average Net Assets G
Expenses before reductions	1.22% A	1.25%	1.27%	1.31%	1.30%	1.23%
Expenses net of fee waivers, if any	1.22% A	1.25%	1.27%	1.31%	1.30%	1.23%
Expenses net of all reductions	1.19% A	1.19%	1.25%	1.25%	1.25%	1.20%
Net investment income (loss)	.30% A	.07%	.47%	.05%	-	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,418	$ 76,059	$ 53,531	$ 45,003	$ 35,707	$ 39,364
Portfolio turnover rate	91% A	188%	64%	72%	96%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.49	$ 14.51	$ 13.59	$ 12.19	$ 14.97	$ 18.22
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	.05 F	(.01)	(.02)	(.02)
Net realized and unrealized gain (loss)	.32	2.04	.87	1.41	(2.76)	(3.11)
Total from investment operations	.33	2.03	.92	1.40	(2.78)	(3.13)
Distributions from net investment income	-	(.04)	-	-	-	-
Distributions from net realized gain	-	(.01)	-	-	-	(.12)
Total distributions	-	(.05)	-	-	-	(.12)
Net asset value, end of period	$ 16.82	$ 16.49	$ 14.51	$ 13.59	$ 12.19	$ 14.97
Total Return B, C, D	2.00%	14.03%	6.77%	11.48%	(18.57)%	(17.30)%
Ratios to Average Net Assets G
Expenses before reductions	1.38% A	1.40%	1.41%	1.45%	1.44%	1.39%
Expenses net of fee waivers, if any	1.38% A	1.40%	1.41%	1.45%	1.44%	1.39%
Expenses net of all reductions	1.36% A	1.34%	1.39%	1.40%	1.39%	1.36%
Net investment income (loss)	.14% A	(.08)%	.33%	(.10)%	(.14)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,324	$ 286,738	$ 276,257	$ 274,805	$ 232,814	$ 325,846
Portfolio turnover rate	91% A	188%	64%	72%	96%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 13.98	$ 13.17	$ 11.89	$ 14.68	$ 17.97
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.04) F	(.08)	(.10)	(.11)
Net realized and unrealized gain (loss)	.31	1.96	.85	1.36	(2.69)	(3.06)
Total from investment operations	.27	1.86	.81	1.28	(2.79)	(3.17)
Distributions from net realized gain	-	-	-	-	-	(.12)
Net asset value, end of period	$ 16.11	$ 15.84	$ 13.98	$ 13.17	$ 11.89	$ 14.68
Total ReturnB, C, D	1.70%	13.30%	6.15%	10.77%	(19.01)%	(17.76)%
Ratios to Average Net Assets G
Expenses before reductions	1.99% A	2.00%	2.11%	2.12%	2.08%	1.98%
Expenses net of fee waivers, if any	1.99% A	1.99%	2.05%	2.05%	2.05%	1.98%
Expenses net of all reductions	1.97% A	1.93%	2.03%	2.00%	1.99%	1.94%
Net investment income (loss)	(.47)% A	(.67)%	(.31)%	(.70)%	(.75)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,634	$ 77,731	$ 83,728	$ 88,320	$ 84,325	$ 122,920
Portfolio turnover rate	91% A	188%	64%	72%	96%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 15.80	$ 13.95	$ 13.14	$ 11.86	$ 14.64	$ 17.92
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.04) F	(.08)	(.09)	(.10)
Net realized and unrealized gain (loss)	.32	1.95	.85	1.36	(2.69)	(3.06)
Total from investment operations	.28	1.85	.81	1.28	(2.78)	(3.16)
Distributions from net realized gain	-	-	-	-	-	(.12)
Net asset value, end of period	$ 16.08	$ 15.80	$ 13.95	$ 13.14	$ 11.86	$ 14.64
Total Return B, C, D	1.77%	13.26%	6.16%	10.79%	(18.99)%	(17.76)%
Ratios to Average Net Assets G
Expenses before reductions	1.98% A	1.99%	2.02%	2.03%	2.02%	1.95%
Expenses net of fee waivers, if any	1.98% A	1.99%	2.02%	2.03%	2.02%	1.95%
Expenses net of all reductions	1.96% A	1.94%	2.00%	1.98%	1.96%	1.91%
Net investment income (loss)	(.47)% A	(.68)%	(.28)%	(.68)%	(.71)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,048	$ 42,084	$ 39,969	$ 40,426	$ 36,307	$ 50,216
Portfolio turnover rate	91% A	188%	64%	72%	96%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.04	$ 15.00	$ 13.97	$ 12.47	$ 15.22	$ 18.41
Income from Investment Operations
Net investment income (loss) D	.06	.07	.12 E	.06	.06	.07
Net realized and unrealized gain (loss)	.32	2.10	.91	1.44	(2.81)	(3.14)
Total from investment operations	.38	2.17	1.03	1.50	(2.75)	(3.07)
Distributions from net investment income	(.02)	(.12)	-	-	-	-
Distributions from net realized gain	-	(.01)	-	-	-	(.12)
Total distributions	(.02)	(.13)	-	-	-	(.12)
Net asset value, end of period	$ 17.40	$ 17.04	$ 15.00	$ 13.97	$ 12.47	$ 15.22
Total Return B, C	2.23%	14.58%	7.37%	12.03%	(18.07)%	(16.79)%
Ratios to Average Net Assets F
Expenses before reductions	.88% A	.87%	.93%	.89%	.88%	.85%
Expenses net of fee waivers, if any	.88% A	.87%	.93%	.89%	.88%	.85%
Expenses net of all reductions	.86% A	.82%	.91%	.84%	.82%	.82%
Net investment income (loss)	.63% A	.44%	.81%	.46%	.43%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 405,925	$ 399,610	$ 267,512	$ 144,877	$ 73,313	$ 23,495
Portfolio turnover rate	91% A	188%	64%	72%	96%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 50,152,234
Unrealized depreciation	(44,760,643)
Net unrealized appreciation (depreciation)	$ 5,391,591
Cost for federal income tax purposes	$ 758,378,447

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions aggregated $388,775,038 and $549,686,283, respectively.

Securities delivered on an in-kind basis aggregated $141,639,008. Realized gain (loss) of $16,721,651 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 114,628	$ 1,717
Class T	.25%	.25%	645,708	10,112
Class B	.75%	.25%	380,280	285,574
Class C	.75%	.25%	217,572	26,889
			$ 1,358,188	$ 324,292

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,906
Class T	14,637
Class B*	50,744
Class C*	2,531
$ 100,818

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 151,112	.33*
Class T	310,081	.24*
Class B	133,881	.35*
Class C	74,737	.34*
Institutional Class	494,657	.24*
	$ 1,164,468

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,272 for the period.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,876,000	4.63%	$ 1,512

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,320 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $54,661.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $92,215 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 435
Class B	126
Institutional Class	1,462
$ 2,023

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ -	$ 307,209
Class T	-	753,438
Institutional Class	467,846	2,177,132
Total	$ 467,846	$ 3,237,779
From net realized gain
Class A	$ -	$ 38,401
Class T	-	188,360
Institutional Class	-	181,428
Total	$ -	$ 408,189

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	1,755,948	1,960,181	$ 30,014,420	$ 29,525,801
Reinvestment of distributions	-	22,049	-	323,020
Shares redeemed	(823,515)	(1,056,787)	(14,217,432)	(15,824,630)
Net increase (decrease)	932,433	925,443	$ 15,796,988	$ 14,024,191
Class T
Shares sold	1,449,114	2,889,022	$ 24,784,812	$ 43,119,852
Reinvestment of distributions	-	63,147	-	922,577
Shares redeemed	(10,557,442)	(4,595,968)	(184,612,718)	(68,811,068)
Net increase (decrease)	(9,108,328)	(1,643,799)	$ (159,827,906)	$ (24,768,639)
Class B
Shares sold	284,655	625,953	$ 4,685,355	$ 8,972,962
Shares redeemed	(869,836)	(1,708,982)	(14,302,700)	(24,559,932)
Net increase (decrease)	(585,181)	(1,083,029)	$ (9,617,345)	$ (15,586,970)
Class C
Shares sold	290,966	710,843	$ 4,745,679	$ 10,452,490
Shares redeemed	(400,335)	(913,877)	(6,586,298)	(13,075,419)
Net increase (decrease)	(109,369)	(203,034)	$ (1,840,619)	$ (2,622,929)
Institutional Class
Shares sold	2,658,869	9,375,195	$ 47,535,674	$ 142,254,465
Reinvestment of distributions	26,986	145,755	464,960	2,190,692
Shares redeemed	(2,818,181)	(3,905,156)	(49,902,134)	(61,210,993)
Net increase (decrease)	(132,326)	5,615,794	$ (1,901,500)	$ 83,234,164

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Large Cap Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LCI-USAN-0706
1.786796.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Leveraged Company Stock
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,095.40	$ 6.16
HypotheticalA	$ 1,000.00	$ 1,019.05	$ 5.94
Class T
Actual	$ 1,000.00	$ 1,094.00	$ 7.41
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.14
Class B
Actual	$ 1,000.00	$ 1,091.10	$ 10.32
HypotheticalA	$ 1,000.00	$ 1,015.06	$ 9.95
Class C
Actual	$ 1,000.00	$ 1,091.20	$ 9.91
HypotheticalA	$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class
Actual	$ 1,000.00	$ 1,096.90	$ 4.55
HypotheticalA	$ 1,000.00	$ 1,020.59	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.42%
Class B	1.98%
Class C	1.90%
Institutional Class	.87%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
El Paso Corp.	4.7	1.0
Teekay Shipping Corp.	3.6	3.6
Amkor Technology, Inc.	3.2	2.0
Service Corp. International (SCI)	2.4	3.1
AES Corp.	2.4	2.0
Celanese Corp. Class A	2.2	1.9
General Maritime Corp.	2.1	3.9
DaVita, Inc.	2.0	2.1
Chesapeake Energy Corp.	1.8	2.2
Qwest Communications International, Inc.	1.8	2.4
	26.2
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	30.7	29.6
Information Technology	18.7	13.5
Industrials	11.7	10.0
Materials	9.6	11.9
Consumer Discretionary	8.3	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 95.9%		Stocks 92.1%
	Bonds 0.5%		Bonds 0.6%
	Convertible Securities 0.2%		Convertible Securities 0.3%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 3.4%		Short-Term Investments and Net Other Assets 6.9%
* Foreign investments	14.9%	** Foreign investments	17.9%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.7%
Tenneco, Inc. (a)	353,300	$ 8,422,672
TRW Automotive Holdings Corp. (a)	47,700	1,306,503
		9,729,175
Diversified Consumer Services - 2.6%
Carriage Services, Inc. Class A (a)	36,900	175,275
Coinmach Service Corp. Class A	192,600	1,916,370
Service Corp. International (SCI)	4,089,500	32,675,105
		34,766,750
Hotels, Restaurants & Leisure - 1.9%
Bally Technologies, Inc. (a)	329,640	5,069,863
Centerplate, Inc. unit	30,815	432,951
Friendly Ice Cream Corp. (a)	41,076	345,860
Pinnacle Entertainment, Inc. (a)	277,600	8,591,720
Six Flags, Inc. (a)(e)	1,179,000	9,903,600
Sunterra Corp. (a)	127,028	1,313,470
		25,657,464
Household Durables - 0.5%
Jarden Corp. (a)	130,800	3,929,232
Sealy Corp., Inc.	200,000	2,626,000
		6,555,232
Internet & Catalog Retail - 0.1%
Audible, Inc. (a)(e)	150,000	1,402,500
Media - 1.8%
Cablevision Systems Corp. - NY Group Class A	330,300	6,493,698
Charter Communications, Inc. Class A (a)	1,845,500	1,937,775
Emmis Communications Corp. Class A (a)	2,653	42,607
Gray Television, Inc.	103,900	687,818
Liberty Global, Inc.:
Class A	2,264	51,914
Class C (a)	2,264	50,170
LodgeNet Entertainment Corp. (a)	11,800	223,138
Nexstar Broadcasting Group, Inc. Class A (a)(f)	819,700	4,369,001
NTL, Inc. (a)	137,330	3,663,964
RCN Corp. (a)	153,500	4,032,445
Regal Entertainment Group Class A	100	1,937
The DIRECTV Group, Inc. (a)	58,150	1,021,114
The Reader's Digest Association, Inc. (non-vtg.)	95,700	1,361,811
Triple Crown Media, Inc. (a)	10,390	83,224
		24,020,616
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
Gamestop Corp. Class A (a)	99,600	$ 4,276,824
Gap, Inc.	87,400	1,590,680
		5,867,504
TOTAL CONSUMER DISCRETIONARY		107,999,241
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.4%
Albertsons, Inc.	353,700	9,058,257
Koninklijke Ahold NV sponsored ADR (a)	343,000	2,802,310
Kroger Co.	286,100	5,753,471
Pathmark Stores, Inc. (a)	63,840	596,904
Safeway, Inc.	51,600	1,216,728
		19,427,670
Food Products - 1.5%
Corn Products International, Inc.	230,830	6,158,544
Kellogg Co.	15,100	711,210
Smithfield Foods, Inc. (a)	477,400	13,276,494
		20,146,248
Personal Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	100,298	298,888
TOTAL CONSUMER STAPLES		39,872,806
ENERGY - 30.7%
Energy Equipment & Services - 4.9%
Grant Prideco, Inc. (a)	120,300	5,779,212
Grey Wolf, Inc. (a)	1,636,361	12,518,162
Hanover Compressor Co. (a)	38,500	691,845
Hercules Offshore, Inc.	7,300	266,961
Nabors Industries Ltd. (a)	178,600	6,413,526
Noble Corp.	29,500	2,051,135
Petroleum Geo-Services ASA sponsored ADR (a)	87,948	5,606,685
Pride International, Inc. (a)	237,900	7,696,065
Rowan Companies, Inc.	108,000	4,300,560
Universal Compression Holdings, Inc. (a)	363,900	21,149,868
		66,474,019
Oil, Gas & Consumable Fuels - 25.8%
Alpha Natural Resources, Inc. (a)	820,250	17,684,590
Canadian Natural Resources Ltd.	100,000	5,266,742
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	801,400	$ 24,514,826
Comstock Resources, Inc. (a)	25,300	717,002
ConocoPhillips	55,764	3,529,304
El Paso Corp.	4,105,100	63,916,404
Forest Oil Corp. (a)	527,800	17,227,392
Frontier Oil Corp.	190,000	10,640,000
Frontline Ltd.	14,700	476,268
Frontline Ltd. (NY Shares)	319,800	10,479,846
General Maritime Corp.	912,400	28,393,888
Houston Exploration Co. (a)	44,700	2,382,063
KCS Energy, Inc. (a)	120,100	3,384,418
Mariner Energy, Inc. (a)	427,148	7,295,688
Massey Energy Co.	175,200	6,538,464
Nexen, Inc.	163,400	9,088,082
Occidental Petroleum Corp.	41,328	4,095,192
OMI Corp.	879,400	16,392,016
Overseas Shipholding Group, Inc.	215,200	11,050,520
Petrohawk Energy Corp. (a)	528,963	6,204,736
Plains Exploration & Production Co. (a)	96,700	3,452,190
Pogo Producing Co.	120,300	5,420,718
Range Resources Corp.	615,300	15,936,270
Ship Finance International Ltd.:
(Norway)	2,205	36,264
(NY Shares)	62,921	1,069,657
Teekay Shipping Corp.	1,310,100	48,801,225
Valero Energy Corp.	304,400	18,674,940
Williams Companies, Inc.	296,300	6,696,380
		349,365,085
TOTAL ENERGY		415,839,104
FINANCIALS - 0.9%
Capital Markets - 0.4%
Merrill Lynch & Co., Inc.	69,500	5,032,495
Commercial Banks - 0.2%
PNC Financial Services Group, Inc.	38,500	2,653,035
Insurance - 0.3%
American Financial Group, Inc., Ohio	87,000	3,667,920
Real Estate Investment Trusts - 0.0%
Equity Office Properties Trust	500	16,825
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Capital Crossing Bank (a)	21,000	$ 476,700
TOTAL FINANCIALS		11,846,975
HEALTH CARE - 5.2%
Biotechnology - 0.1%
Lexicon Genetics, Inc. (a)	122,038	610,190
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	69,900	2,635,230
Beckman Coulter, Inc.	150,900	8,344,770
		10,980,000
Health Care Providers & Services - 4.3%
DaVita, Inc. (a)	520,300	27,555,088
Emergency Medical Services Corp. Class A	64,600	809,438
Owens & Minor, Inc.	212,800	6,320,160
ResCare, Inc. (a)	449,800	8,928,530
Rural/Metro Corp. (a)	343,733	2,450,816
Tenet Healthcare Corp. (a)	392,400	3,107,808
VCA Antech, Inc. (a)	300,000	9,036,000
		58,207,840
TOTAL HEALTH CARE		69,798,030
INDUSTRIALS - 11.6%
Air Freight & Logistics - 0.2%
Park-Ohio Holdings Corp. (a)	114,577	2,003,952
Airlines - 1.3%
AirTran Holdings, Inc. (a)	138,500	1,703,550
AMR Corp. (a)	376,270	9,278,818
UAL Corp. (a)	200,000	5,886,000
US Airways Group, Inc. (a)	23,760	1,109,592
		17,977,960
Building Products - 2.8%
American Standard Companies, Inc.	549,100	23,331,259
Goodman Global, Inc.	120,400	2,040,780
Lennox International, Inc.	197,100	5,609,466
Masco Corp.	180,900	5,611,518
Royal Group Technologies Ltd. (sub. vtg.) (a)	69,900	615,691
		37,208,714
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 4.3%
Allied Waste Industries, Inc. (a)(e)	899,700	$ 10,733,421
Cenveo, Inc. (a)	893,200	16,926,140
Clean Harbors, Inc. (a)	209,300	7,595,497
Global Cash Access Holdings, Inc.	591,600	9,175,716
Republic Services, Inc.	103,500	4,222,800
Waste Management, Inc.	248,100	9,085,422
		57,738,996
Construction & Engineering - 0.0%
Integrated Electrical Services, Inc. (a)	23,378	450,962
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	257,263	1,587,313
Industrial Conglomerates - 0.3%
Tyco International Ltd.	161,700	4,383,687
Machinery - 0.5%
FreightCar America, Inc.	41,982	2,534,034
Navistar International Corp. (a)	29,100	773,478
SPX Corp.	19,800	1,041,678
Terex Corp. (a)	17,800	1,628,700
Thermadyne Holdings Corp. (a)	5,100	80,121
Timken Co.	7,200	226,296
		6,284,307
Marine - 0.0%
American Commercial Lines, Inc.	1,700	93,347
Golden Ocean Group Ltd. (a)	232,800	134,004
		227,351
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	158,700	12,284,967
Kansas City Southern (a)	50,500	1,339,765
		13,624,732
Trading Companies & Distributors - 1.1%
H&E Equipment Services, Inc.	3,100	92,225
UAP Holding Corp.	260,700	6,152,520
United Rentals, Inc. (a)	279,500	9,106,110
		15,350,855
TOTAL INDUSTRIALS		156,838,829
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 1.2%
CIENA Corp. (a)	196,500	$ 823,335
Lucent Technologies, Inc. (a)	780,300	1,989,765
Motorola, Inc.	618,900	13,052,601
		15,865,701
Computers & Peripherals - 1.2%
McDATA Corp. Class A (a)	408,900	1,545,642
Seagate Technology	525,200	12,263,420
Sun Microsystems, Inc. (a)	493,300	2,298,778
		16,107,840
Electronic Equipment & Instruments - 3.7%
Benchmark Electronics, Inc. (a)	150,000	3,631,500
Celestica, Inc. (sub. vtg.) (a)	934,400	8,832,785
DDi Corp. (a)	23,329	171,232
Flextronics International Ltd. (a)	1,765,300	19,877,278
Merix Corp. (a)	446,225	4,292,685
Sanmina-SCI Corp. (a)	380,900	1,790,230
SMTC Corp. (a)(e)	343,580	834,899
Solectron Corp. (a)	1,048,400	3,732,304
Viasystems Group, Inc. (a)	213,790	1,817,215
Viasystems Group, Inc. (a)(h)	47,440	403,240
Vishay Intertechnology, Inc. (a)	327,800	5,326,750
		50,710,118
IT Services - 0.1%
Affiliated Computer Services, Inc. Class A (a)	20,000	998,400
Semiconductors & Semiconductor Equipment - 10.3%
AMIS Holdings, Inc. (a)	1,006,176	9,870,587
Amkor Technology, Inc. (a)(e)	4,527,514	43,056,658
Atmel Corp. (a)	3,867,100	18,562,080
Cypress Semiconductor Corp. (a)	1,041,200	15,805,416
Fairchild Semiconductor International, Inc. (a)	171,200	2,990,864
Freescale Semiconductor, Inc.:
Class A (a)	390,600	12,042,198
Class B (a)	6,671	208,202
ON Semiconductor Corp. (a)	3,855,680	23,288,307
Skyworks Solutions, Inc. (a)	215,153	1,217,766
STATS ChipPAC Ltd. sponsored ADR (a)(e)	1,556,800	9,963,520
Texas Instruments, Inc.	60,100	1,876,923
		138,882,521
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 2.2%
BEA Systems, Inc. (a)	764,800	$ 10,370,688
Cognos, Inc. (a)	169,200	5,184,139
Sybase, Inc. (a)	145,800	2,969,946
Symantec Corp. (a)	745,148	11,624,309
		30,149,082
TOTAL INFORMATION TECHNOLOGY		252,713,662
MATERIALS - 9.5%
Chemicals - 4.5%
Albemarle Corp.	80,200	3,849,600
Arch Chemicals, Inc.	117,658	4,088,616
Celanese Corp. Class A	1,491,100	29,389,581
Chemtura Corp.	949,332	9,331,930
Methanex Corp.	94,600	2,211,986
Monsanto Co.	39,200	3,299,072
NOVA Chemicals Corp.	73,900	2,248,707
Rhodia SA sponsored ADR	933,600	1,932,552
Texas Petrochemicals, Inc. (a)	158,000	4,029,000
		60,381,044
Construction Materials - 0.2%
Texas Industries, Inc.	53,000	2,595,410
Containers & Packaging - 2.2%
Owens-Illinois, Inc. (a)	171,000	2,907,000
Packaging Corp. of America	22,170	472,221
Pactiv Corp. (a)	394,300	9,727,381
Sealed Air Corp.	11,400	587,898
Smurfit-Stone Container Corp. (a)	1,045,215	12,511,224
Temple-Inland, Inc.	83,400	3,587,034
		29,792,758
Metals & Mining - 0.6%
Allegheny Technologies, Inc.	60,700	3,862,341
Chaparral Steel Co. (a)	53,000	3,255,790
Freeport-McMoRan Copper & Gold, Inc. Class B	22,570	1,263,694
Haynes International, Inc. (a)	1,234	44,424
Oregon Steel Mills, Inc. (a)	1,600	75,088
		8,501,337
Paper & Forest Products - 2.0%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	80,100	4,097,115
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Bowater, Inc.	110,800	$ 2,563,912
International Paper Co.	302,400	10,275,552
Weyerhaeuser Co.	154,000	9,849,840
		26,786,419
TOTAL MATERIALS		128,056,968
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 2.5%
Broadwing Corp. (a)(e)	575,000	6,555,000
General Communications, Inc. Class A (a)	112,400	1,470,192
McLeodUSA, Inc. (a)	149,007	1,043,049
Qwest Communications International, Inc. (a)	3,422,300	23,990,323
XO Holdings, Inc. (a)	7,300	38,179
		33,096,743
Wireless Telecommunication Services - 2.1%
ALLTEL Corp.	42,051	2,600,854
Centennial Communications Corp. Class A	325,900	1,903,256
Dobson Communications Corp. Class A (a)	266,700	2,290,953
Rogers Communications, Inc. Class B (non-vtg.)	70,588	2,942,111
Sprint Nextel Corp.	907,212	19,241,967
		28,979,141
TOTAL TELECOMMUNICATION SERVICES		62,075,884
UTILITIES - 3.8%
Electric Utilities - 0.1%
Allegheny Energy, Inc. (a)	65,600	2,392,432
Gas Utilities - 0.2%
ONEOK, Inc.	75,000	2,519,250
Independent Power Producers & Energy Traders - 2.6%
AES Corp. (a)	1,755,100	32,293,840
Dynegy, Inc. Class A (a)	208,700	1,101,936
Mirant Corp. (a)	81,600	2,030,208
		35,425,984
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - 0.9%
Aquila, Inc. (a)	88,200	$ 380,142
CMS Energy Corp. (a)	894,700	11,487,948
		11,868,090
TOTAL UTILITIES		52,205,756
TOTAL COMMON STOCKS (Cost $1,113,321,434)		1,297,247,255
Nonconvertible Preferred Stocks - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	10	30
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2)		30
Corporate Bonds - 0.7%
	Principal Amount
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
ICO North America, Inc. 7.5% 8/15/09 (h)	$ 2,180,000	2,725,000
Nonconvertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
IdleAire Technologies Corp. 0% 12/15/12 unit (d)(g)	6,120,000	4,590,000
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 8% 12/15/07 (g)(i)	1,510,000	362,400
Northwest Airlines Corp. 10% 2/1/09 (i)	215,000	107,500
Northwest Airlines, Inc.:
8.7% 3/15/07 (i)	350,000	182,875
9.875% 3/15/07 (i)	1,605,000	834,600
		1,487,375
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - 0.1%
Chemicals - 0.0%
Pliant Corp.:
11.125% 9/1/09 (i)	$ 90,000	$ 94,500
13% 6/1/10 (i)	470,000	216,200
		310,700
Containers & Packaging - 0.1%
Huntsman Packaging Corp. 13% 6/1/10 (i)	795,000	365,700
TOTAL MATERIALS		676,400
TOTAL NONCONVERTIBLE BONDS		6,753,775
TOTAL CORPORATE BONDS (Cost $8,953,429)		9,478,775
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 5.03% (b)	58,610,119	58,610,119
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	31,172,250	31,172,250
TOTAL MONEY MARKET FUNDS (Cost $89,782,369)	89,782,369
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,212,057,234)	1,396,508,429
NET OTHER ASSETS - (3.2)%	(43,390,581)
NET ASSETS - 100%	$ 1,353,117,848
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,952,400 or 0.4% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,128,240 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$ 2,180,000
Viasystems Group, Inc.	2/13/04	$ 954,730
(i) Non-income producing - Issuer is in default.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,787,113
Fidelity Securities Lending Cash Central Fund	303,512
Total	$ 2,090,625
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nexstar Broadcasting Group, Inc. Class A	$ 3,565,695	$ -	$ -	$ -	$ 4,369,001
Total	$ 3,565,695	$ -	$ -	$ -	$ 4,369,001
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.1%
Marshall Islands	6.9%
Canada	2.8%
Singapore	2.2%
Cayman Islands	1.1%
Others (individually less than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,197,450) - See accompanying schedule: Unaffiliated issuers (cost $1,116,867,106)	$ 1,302,357,059
Affiliated Central Funds (cost $89,782,369)	89,782,369
Other affiliated issuers (cost $5,407,759)	4,369,001
Total Investments (cost $1,212,057,234)		$ 1,396,508,429
Receivable for fund shares sold		9,907,762
Dividends receivable		1,968,029
Interest receivable		393,768
Prepaid expenses		1,415
Other receivables		49,020
Total assets		1,408,828,423

Liabilities
Payable to custodian bank	$ 23,580
Payable for investments purchased	20,370,413
Payable for fund shares redeemed	2,553,164
Accrued management fee	690,591
Distribution fees payable	588,629
Other affiliated payables	281,871
Other payables and accrued expenses	30,077
Collateral on securities loaned, at value	31,172,250
Total liabilities		55,710,575

Net Assets		$ 1,353,117,848
Net Assets consist of:
Paid in capital		$ 1,156,700,284
Undistributed net investment income		2,368,637
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,597,732
Net unrealized appreciation (depreciation) on investments		184,451,195
Net Assets		$ 1,353,117,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($502,338,866 ÷ 16,414,789 shares)	$ 30.60

Maximum offering price per share (100/94.25 of $30.60)	$ 32.47
Class T: Net Asset Value and redemption price per share ($324,327,409 ÷ 10,738,274 shares)	$ 30.20

Maximum offering price per share (100/96.50 of $30.20)	$ 31.30
Class B: Net Asset Value and offering price per share ($121,783,216 ÷ 4,093,736 shares)A	$ 29.75

Class C: Net Asset Value and offering price per share ($299,077,173 ÷ 10,065,058 shares)A	$ 29.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($105,591,184 ÷ 3,421,307 shares)	$ 30.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 7,479,949
Interest		453,243
Income from affiliated Central Funds		2,090,625
Total income		10,023,817

Expenses
Management fee	$ 3,402,674
Transfer agent fees	1,299,614
Distribution fees	2,932,629
Accounting and security lending fees	195,858
Independent trustees' compensation	1,983
Custodian fees and expenses	10,078
Registration fees	141,988
Audit	31,207
Legal	9,645
Miscellaneous	16,817
Total expenses before reductions	8,042,493
Expense reductions	(70,590)	7,971,903
Net investment income (loss)		2,051,914
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,710,139
Foreign currency transactions	6,379
Total net realized gain (loss)		9,716,518
Change in net unrealized appreciation (depreciation) on: Investment securities	67,450,811
Assets and liabilities in foreign currencies	250
Total change in net unrealized appreciation (depreciation)		67,451,061
Net gain (loss)		77,167,579
Net increase (decrease) in net assets resulting from operations		$ 79,219,493

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,051,914	$ 1,586,080
Net realized gain (loss)	9,716,518	2,890,051
Change in net unrealized appreciation (depreciation)	67,451,061	65,347,870
Net increase (decrease) in net assets resulting from operations	79,219,493	69,824,001
Distributions to shareholders from net investment income	(1,303,239)	(31,864)
Distributions to shareholders from net realized gain	(2,341,850)	(3,854,446)
Total distributions	(3,645,089)	(3,886,310)
Share transactions - net increase (decrease)	463,290,060	505,130,548
Total increase (decrease) in net assets	538,864,464	571,068,239

Net Assets
Beginning of period	814,253,384	243,185,145
End of period (including undistributed net investment income of $2,368,637 and undistributed net investment income of $1,710,546, respectively)	$ 1,353,117,848	$ 814,253,384

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.09	$ 24.67	$ 19.22	$ 11.02	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.16 F	- G,J,K	(.05)	(.06)	- J
Net realized and unrealized gain (loss)	2.57	3.69	5.88	8.25	.82	.26
Total from investment operations	2.67	3.85	5.88	8.20	.76	.26
Distributions from net investment income	(.07)	-	-	-	-	-
Distributions from net realized gain	(.09)	(.43)	(.43)	-	-	-
Total distributions	(.16) L	(.43)	(.43)	-	-	-
Net asset value, end of period	$ 30.60	$ 28.09	$ 24.67	$ 19.22	$ 11.02	$ 10.26
Total Return B,C,D	9.54%	15.87%	31.15%	74.41%	7.41%	2.60%
Ratios to Average Net Assets I
Expenses before reductions	1.18% A	1.20%	1.28%	1.49%	4.50%	5.73% A
Expenses net of fee waivers, if any	1.18% A	1.20%	1.28%	1.49%	1.66%	1.75% A
Expenses net of all reductions	1.17% A	1.17%	1.26%	1.38%	1.30%	1.68% A
Net investment income (loss)	.65% A	.62% F	.01% G,K	(.32)%	(.65)%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 502,339	$ 286,589	$ 92,147	$ 27,926	$ 970	$ 769
Portfolio turnover rate	7% A	11%	24%	73%	252%	289% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been ..46%. GInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. HFor the period December 27, 2000 (commencement of operations) to November 30, 2001. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. LTotal distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 H
Selected Per-Share Data
Net asset value, beginning of period	$ 27.72	$ 24.36	$ 19.05	$ 10.97	$ 10.23	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.09 F	(.07) G,J	(.09)	(.09)	(.02)
Net realized and unrealized gain (loss)	2.54	3.64	5.82	8.17	.83	.25
Total from investment operations	2.60	3.73	5.75	8.08	.74	.23
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(.09)	(.37)	(.44)	-	-	-
Total distributions	(.12) K	(.37)	(.44)	-	-	-
Net asset value, end of period	$ 30.20	$ 27.72	$ 24.36	$ 19.05	$ 10.97	$ 10.23
Total Return B,C,D	9.40%	15.53%	30.75%	73.66%	7.23%	2.30%
Ratios to Average Net Assets I
Expenses before reductions	1.42% A	1.49%	1.61%	2.09%	4.81%	6.06% A
Expenses net of fee waivers, if any	1.42% A	1.49%	1.61%	1.77%	1.91%	2.00% A
Expenses net of all reductions	1.41% A	1.45%	1.58%	1.65%	1.55%	1.92% A
Net investment income (loss)	.40% A	.34% F	(.32)% G,J	(.59)%	(.90)%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 324,327	$ 195,558	$ 43,969	$ 16,126	$ 1,862	$ 1,473
Portfolio turnover rate	7% A	11%	24%	73%	252%	289% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been ..18%. GInvestment income per share reflects an in-kind dividend recieved in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. HFor the period December 27, 2000 (commencement of operations) to November 30, 2001. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 H
Selected Per-Share Data
Net asset value, beginning of period	$ 27.32	$ 24.06	$ 18.86	$ 10.89	$ 10.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05) F	(.17) G,J	(.17)	(.13)	(.07)
Net realized and unrealized gain (loss)	2.51	3.60	5.76	8.14	.84	.25
Total from investment operations	2.49	3.55	5.59	7.97	.71	.18
Distributions from net realized gain	(.06) K	(.29)	(.39)	-	-	-
Net asset value, end of period	$ 29.75	$ 27.32	$ 24.06	$ 18.86	$ 10.89	$ 10.18
Total Return B,C,D	9.11%	14.92%	30.13%	73.19%	6.97%	1.80%
Ratios to Average Net Assets I
Expenses before reductions	1.98% A	2.01%	2.10%	2.46%	5.36%	6.58% A
Expenses net of fee waivers, if any	1.98% A	2.01%	2.10%	2.25%	2.41%	2.50% A
Expenses net of all reductions	1.96% A	1.98%	2.08%	2.13%	2.05%	2.43% A
Net investment income (loss)	(.15)% A	(.18)% F	(.81)% G,J	(1.07)%	(1.39)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,783	$ 91,815	$ 36,573	$ 13,991	$ 1,159	$ 919
Portfolio turnover rate	7% A	11%	24%	73%	252%	289% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. GInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.03)%. HFor the period December 27, 2000 (commencement of operations) to November 30, 2001. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. KDistributions from net realized gain represent $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 H
Selected Per-Share Data
Net asset value, beginning of period	$ 27.28	$ 24.00	$ 18.80	$ 10.87	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03) F	(.15) G,J	(.17)	(.14)	(.07)
Net realized and unrealized gain (loss)	2.50	3.59	5.75	8.10	.82	.26
Total from investment operations	2.49	3.56	5.60	7.93	.68	.19
Distributions from net realized gain	(.06) K	(.28)	(.40)	-	-	-
Net asset value, end of period	$ 29.71	$ 27.28	$ 24.00	$ 18.80	$ 10.87	$ 10.19
Total Return B,C,D	9.12%	14.99%	30.29%	72.95%	6.67%	1.90%
Ratios to Average Net Assets I
Expenses before reductions	1.90% A	1.94%	2.02%	2.36%	5.22%	6.49% A
Expenses net of fee waivers, if any	1.90% A	1.94%	2.02%	2.25%	2.43%	2.50% A
Expenses net of all reductions	1.89% A	1.90%	2.00%	2.14%	2.07%	2.43% A
Net investment income (loss)	(.08)% A	(.11)% F	(.73)% G,J	(1.08)%	(1.42)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 299,077	$ 178,572	$ 46,832	$ 20,975	$ 1,357	$ 1,747
Portfolio turnover rate	7% A	11%	24%	73%	252%	289% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. GInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.95)%. HFor the period December 27, 2000 (commencement of operations) to November 30, 2001. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. KDistributions from net realized gain represent $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.34	$ 24.85	$ 19.34	$ 11.07	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.25 E	.07 F,I	(.01)	(.04)	.03
Net realized and unrealized gain (loss)	2.58	3.71	5.92	8.28	.83	.25
Total from investment operations	2.73	3.96	5.99	8.27	.79	.28
Distributions from net investment income	(.13)	(.03)	-	-	-	-
Distributions from net realized gain	(.09)	(.44)	(.48)	-	-	-
Total distributions	(.21) J	(.47)	(.48)	-	-	-
Net asset value, end of period	$ 30.86	$ 28.34	$ 24.85	$ 19.34	$ 11.07	$ 10.28
Total Return B,C	9.69%	16.23%	31.60%	74.71%	7.68%	2.80%
Ratios to Average Net Assets H
Expenses before reductions	.87% A	.89%	.95%	1.40%	4.32%	5.47% A
Expenses net of fee waivers, if any	.87% A	.89%	.95%	1.25%	1.45%	1.50% A
Expenses net of all reductions	.86% A	.85%	.93%	1.12%	1.09%	1.43% A
Net investment income (loss)	.95% A	.94% E	.34% F,I	(.06)%	(.43)%	.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,591	$ 61,720	$ 23,665	$ 5,521	$ 2,287	$ 400
Portfolio turnover rate	7% A	11%	24%	73%	252%	289% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been .78%. FInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been .12%. GFor the period December 27, 2000 (commencement of operations) to November 30, 2001. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. JTotal distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Leveraged Company Stock Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, market discount, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 242,725,250
Unrealized depreciation	(58,083,899)
Net unrealized appreciation (depreciation)	$ 184,641,351
Cost for federal income tax purposes	$ 1,211,867,078

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $510,891,265 and $36,931,786, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .62% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 499,622	$ 15,707
Class T	.25%	.25%	672,210	37,650
Class B	.75%	.25%	550,656	413,333
Class C	.75%	.25%	1,210,141	768,048
			$ 2,932,629	$ 1,234,738

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 593,638
Class T	72,628
Class B*	85,374
Class C*	39,504
$ 791,144

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 483,559	.24*
Class T	317,336	.24*
Class B	158,208	.29*
Class C	263,899	.22*
Institutional Class	76,612	.18*
	$ 1,299,614

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,825 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $899 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $303,512.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $67,928 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,662.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 787,639	$ -
Class T	228,133	-
Institutional Class	287,467	31,864
Total	$ 1,303,239	$ 31,864
From net realized gain
Class A	$ 937,480	$ 1,669,757
Class T	637,464	705,188
Class B	190,432	459,037
Class C	376,105	557,021
Institutional Class	200,369	463,443
Total	$ 2,341,850	$ 3,854,446

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	7,747,014	9,156,143	$ 235,430,097	$ 241,722,913
Reinvestment of distributions	53,528	52,964	1,537,717	1,279,020
Shares redeemed	(1,586,822)	(2,742,586)	(47,870,190)	(71,898,681)
Net increase (decrease)	6,213,720	6,466,521	$ 189,097,624	$ 171,103,252
Class T
Shares sold	4,585,823	6,307,131	$ 137,218,541	$ 163,702,273
Reinvestment of distributions	28,708	27,325	814,969	652,707
Shares redeemed	(930,424)	(1,085,064)	(27,853,698)	(28,136,016)
Net increase (decrease)	3,684,107	5,249,392	$ 110,179,812	$ 136,218,964
Class B
Shares sold	1,172,397	2,246,800	$ 34,601,688	$ 57,268,579
Reinvestment of distributions	5,851	17,059	164,431	403,511
Shares redeemed	(445,238)	(423,440)	(13,156,202)	(10,755,660)
Net increase (decrease)	733,010	1,840,419	$ 21,609,917	$ 46,916,430
Class C
Shares sold	4,107,621	5,299,970	$ 121,356,008	$ 136,092,126
Reinvestment of distributions	10,063	17,826	282,443	420,739
Shares redeemed	(598,676)	(723,313)	(17,625,121)	(18,448,351)
Net increase (decrease)	3,519,008	4,594,483	$ 104,013,330	$ 118,064,514
Institutional Class
Shares sold	2,022,622	2,013,082	$ 62,352,309	$ 52,715,957
Reinvestment of distributions	7,352	6,379	212,731	154,846
Shares redeemed	(786,614)	(793,930)	(24,175,663)	(20,043,415)
Net increase (decrease)	1,243,360	1,225,531	$ 38,389,377	$ 32,827,388

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Leveraged Company Stock Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSF-USAN-0706
1.786797.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Leveraged Company Stock
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,095.40	$ 6.16
HypotheticalA	$ 1,000.00	$ 1,019.05	$ 5.94
Class T
Actual	$ 1,000.00	$ 1,094.00	$ 7.41
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.14
Class B
Actual	$ 1,000.00	$ 1,091.10	$ 10.32
HypotheticalA	$ 1,000.00	$ 1,015.06	$ 9.95
Class C
Actual	$ 1,000.00	$ 1,091.20	$ 9.91
HypotheticalA	$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class
Actual	$ 1,000.00	$ 1,096.90	$ 4.55
HypotheticalA	$ 1,000.00	$ 1,020.59	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.42%
Class B	1.98%
Class C	1.90%
Institutional Class	.87%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
El Paso Corp.	4.7	1.0
Teekay Shipping Corp.	3.6	3.6
Amkor Technology, Inc.	3.2	2.0
Service Corp. International (SCI)	2.4	3.1
AES Corp.	2.4	2.0
Celanese Corp. Class A	2.2	1.9
General Maritime Corp.	2.1	3.9
DaVita, Inc.	2.0	2.1
Chesapeake Energy Corp.	1.8	2.2
Qwest Communications International, Inc.	1.8	2.4
	26.2
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	30.7	29.6
Information Technology	18.7	13.5
Industrials	11.7	10.0
Materials	9.6	11.9
Consumer Discretionary	8.3	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 95.9%		Stocks 92.1%
	Bonds 0.5%		Bonds 0.6%
	Convertible Securities 0.2%		Convertible Securities 0.3%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 3.4%		Short-Term Investments and Net Other Assets 6.9%
* Foreign investments	14.9%	** Foreign investments	17.9%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.7%
Tenneco, Inc. (a)	353,300	$ 8,422,672
TRW Automotive Holdings Corp. (a)	47,700	1,306,503
		9,729,175
Diversified Consumer Services - 2.6%
Carriage Services, Inc. Class A (a)	36,900	175,275
Coinmach Service Corp. Class A	192,600	1,916,370
Service Corp. International (SCI)	4,089,500	32,675,105
		34,766,750
Hotels, Restaurants & Leisure - 1.9%
Bally Technologies, Inc. (a)	329,640	5,069,863
Centerplate, Inc. unit	30,815	432,951
Friendly Ice Cream Corp. (a)	41,076	345,860
Pinnacle Entertainment, Inc. (a)	277,600	8,591,720
Six Flags, Inc. (a)(e)	1,179,000	9,903,600
Sunterra Corp. (a)	127,028	1,313,470
		25,657,464
Household Durables - 0.5%
Jarden Corp. (a)	130,800	3,929,232
Sealy Corp., Inc.	200,000	2,626,000
		6,555,232
Internet & Catalog Retail - 0.1%
Audible, Inc. (a)(e)	150,000	1,402,500
Media - 1.8%
Cablevision Systems Corp. - NY Group Class A	330,300	6,493,698
Charter Communications, Inc. Class A (a)	1,845,500	1,937,775
Emmis Communications Corp. Class A (a)	2,653	42,607
Gray Television, Inc.	103,900	687,818
Liberty Global, Inc.:
Class A	2,264	51,914
Class C (a)	2,264	50,170
LodgeNet Entertainment Corp. (a)	11,800	223,138
Nexstar Broadcasting Group, Inc. Class A (a)(f)	819,700	4,369,001
NTL, Inc. (a)	137,330	3,663,964
RCN Corp. (a)	153,500	4,032,445
Regal Entertainment Group Class A	100	1,937
The DIRECTV Group, Inc. (a)	58,150	1,021,114
The Reader's Digest Association, Inc. (non-vtg.)	95,700	1,361,811
Triple Crown Media, Inc. (a)	10,390	83,224
		24,020,616
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
Gamestop Corp. Class A (a)	99,600	$ 4,276,824
Gap, Inc.	87,400	1,590,680
		5,867,504
TOTAL CONSUMER DISCRETIONARY		107,999,241
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.4%
Albertsons, Inc.	353,700	9,058,257
Koninklijke Ahold NV sponsored ADR (a)	343,000	2,802,310
Kroger Co.	286,100	5,753,471
Pathmark Stores, Inc. (a)	63,840	596,904
Safeway, Inc.	51,600	1,216,728
		19,427,670
Food Products - 1.5%
Corn Products International, Inc.	230,830	6,158,544
Kellogg Co.	15,100	711,210
Smithfield Foods, Inc. (a)	477,400	13,276,494
		20,146,248
Personal Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	100,298	298,888
TOTAL CONSUMER STAPLES		39,872,806
ENERGY - 30.7%
Energy Equipment & Services - 4.9%
Grant Prideco, Inc. (a)	120,300	5,779,212
Grey Wolf, Inc. (a)	1,636,361	12,518,162
Hanover Compressor Co. (a)	38,500	691,845
Hercules Offshore, Inc.	7,300	266,961
Nabors Industries Ltd. (a)	178,600	6,413,526
Noble Corp.	29,500	2,051,135
Petroleum Geo-Services ASA sponsored ADR (a)	87,948	5,606,685
Pride International, Inc. (a)	237,900	7,696,065
Rowan Companies, Inc.	108,000	4,300,560
Universal Compression Holdings, Inc. (a)	363,900	21,149,868
		66,474,019
Oil, Gas & Consumable Fuels - 25.8%
Alpha Natural Resources, Inc. (a)	820,250	17,684,590
Canadian Natural Resources Ltd.	100,000	5,266,742
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	801,400	$ 24,514,826
Comstock Resources, Inc. (a)	25,300	717,002
ConocoPhillips	55,764	3,529,304
El Paso Corp.	4,105,100	63,916,404
Forest Oil Corp. (a)	527,800	17,227,392
Frontier Oil Corp.	190,000	10,640,000
Frontline Ltd.	14,700	476,268
Frontline Ltd. (NY Shares)	319,800	10,479,846
General Maritime Corp.	912,400	28,393,888
Houston Exploration Co. (a)	44,700	2,382,063
KCS Energy, Inc. (a)	120,100	3,384,418
Mariner Energy, Inc. (a)	427,148	7,295,688
Massey Energy Co.	175,200	6,538,464
Nexen, Inc.	163,400	9,088,082
Occidental Petroleum Corp.	41,328	4,095,192
OMI Corp.	879,400	16,392,016
Overseas Shipholding Group, Inc.	215,200	11,050,520
Petrohawk Energy Corp. (a)	528,963	6,204,736
Plains Exploration & Production Co. (a)	96,700	3,452,190
Pogo Producing Co.	120,300	5,420,718
Range Resources Corp.	615,300	15,936,270
Ship Finance International Ltd.:
(Norway)	2,205	36,264
(NY Shares)	62,921	1,069,657
Teekay Shipping Corp.	1,310,100	48,801,225
Valero Energy Corp.	304,400	18,674,940
Williams Companies, Inc.	296,300	6,696,380
		349,365,085
TOTAL ENERGY		415,839,104
FINANCIALS - 0.9%
Capital Markets - 0.4%
Merrill Lynch & Co., Inc.	69,500	5,032,495
Commercial Banks - 0.2%
PNC Financial Services Group, Inc.	38,500	2,653,035
Insurance - 0.3%
American Financial Group, Inc., Ohio	87,000	3,667,920
Real Estate Investment Trusts - 0.0%
Equity Office Properties Trust	500	16,825
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Capital Crossing Bank (a)	21,000	$ 476,700
TOTAL FINANCIALS		11,846,975
HEALTH CARE - 5.2%
Biotechnology - 0.1%
Lexicon Genetics, Inc. (a)	122,038	610,190
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	69,900	2,635,230
Beckman Coulter, Inc.	150,900	8,344,770
		10,980,000
Health Care Providers & Services - 4.3%
DaVita, Inc. (a)	520,300	27,555,088
Emergency Medical Services Corp. Class A	64,600	809,438
Owens & Minor, Inc.	212,800	6,320,160
ResCare, Inc. (a)	449,800	8,928,530
Rural/Metro Corp. (a)	343,733	2,450,816
Tenet Healthcare Corp. (a)	392,400	3,107,808
VCA Antech, Inc. (a)	300,000	9,036,000
		58,207,840
TOTAL HEALTH CARE		69,798,030
INDUSTRIALS - 11.6%
Air Freight & Logistics - 0.2%
Park-Ohio Holdings Corp. (a)	114,577	2,003,952
Airlines - 1.3%
AirTran Holdings, Inc. (a)	138,500	1,703,550
AMR Corp. (a)	376,270	9,278,818
UAL Corp. (a)	200,000	5,886,000
US Airways Group, Inc. (a)	23,760	1,109,592
		17,977,960
Building Products - 2.8%
American Standard Companies, Inc.	549,100	23,331,259
Goodman Global, Inc.	120,400	2,040,780
Lennox International, Inc.	197,100	5,609,466
Masco Corp.	180,900	5,611,518
Royal Group Technologies Ltd. (sub. vtg.) (a)	69,900	615,691
		37,208,714
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 4.3%
Allied Waste Industries, Inc. (a)(e)	899,700	$ 10,733,421
Cenveo, Inc. (a)	893,200	16,926,140
Clean Harbors, Inc. (a)	209,300	7,595,497
Global Cash Access Holdings, Inc.	591,600	9,175,716
Republic Services, Inc.	103,500	4,222,800
Waste Management, Inc.	248,100	9,085,422
		57,738,996
Construction & Engineering - 0.0%
Integrated Electrical Services, Inc. (a)	23,378	450,962
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	257,263	1,587,313
Industrial Conglomerates - 0.3%
Tyco International Ltd.	161,700	4,383,687
Machinery - 0.5%
FreightCar America, Inc.	41,982	2,534,034
Navistar International Corp. (a)	29,100	773,478
SPX Corp.	19,800	1,041,678
Terex Corp. (a)	17,800	1,628,700
Thermadyne Holdings Corp. (a)	5,100	80,121
Timken Co.	7,200	226,296
		6,284,307
Marine - 0.0%
American Commercial Lines, Inc.	1,700	93,347
Golden Ocean Group Ltd. (a)	232,800	134,004
		227,351
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	158,700	12,284,967
Kansas City Southern (a)	50,500	1,339,765
		13,624,732
Trading Companies & Distributors - 1.1%
H&E Equipment Services, Inc.	3,100	92,225
UAP Holding Corp.	260,700	6,152,520
United Rentals, Inc. (a)	279,500	9,106,110
		15,350,855
TOTAL INDUSTRIALS		156,838,829
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 1.2%
CIENA Corp. (a)	196,500	$ 823,335
Lucent Technologies, Inc. (a)	780,300	1,989,765
Motorola, Inc.	618,900	13,052,601
		15,865,701
Computers & Peripherals - 1.2%
McDATA Corp. Class A (a)	408,900	1,545,642
Seagate Technology	525,200	12,263,420
Sun Microsystems, Inc. (a)	493,300	2,298,778
		16,107,840
Electronic Equipment & Instruments - 3.7%
Benchmark Electronics, Inc. (a)	150,000	3,631,500
Celestica, Inc. (sub. vtg.) (a)	934,400	8,832,785
DDi Corp. (a)	23,329	171,232
Flextronics International Ltd. (a)	1,765,300	19,877,278
Merix Corp. (a)	446,225	4,292,685
Sanmina-SCI Corp. (a)	380,900	1,790,230
SMTC Corp. (a)(e)	343,580	834,899
Solectron Corp. (a)	1,048,400	3,732,304
Viasystems Group, Inc. (a)	213,790	1,817,215
Viasystems Group, Inc. (a)(h)	47,440	403,240
Vishay Intertechnology, Inc. (a)	327,800	5,326,750
		50,710,118
IT Services - 0.1%
Affiliated Computer Services, Inc. Class A (a)	20,000	998,400
Semiconductors & Semiconductor Equipment - 10.3%
AMIS Holdings, Inc. (a)	1,006,176	9,870,587
Amkor Technology, Inc. (a)(e)	4,527,514	43,056,658
Atmel Corp. (a)	3,867,100	18,562,080
Cypress Semiconductor Corp. (a)	1,041,200	15,805,416
Fairchild Semiconductor International, Inc. (a)	171,200	2,990,864
Freescale Semiconductor, Inc.:
Class A (a)	390,600	12,042,198
Class B (a)	6,671	208,202
ON Semiconductor Corp. (a)	3,855,680	23,288,307
Skyworks Solutions, Inc. (a)	215,153	1,217,766
STATS ChipPAC Ltd. sponsored ADR (a)(e)	1,556,800	9,963,520
Texas Instruments, Inc.	60,100	1,876,923
		138,882,521
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 2.2%
BEA Systems, Inc. (a)	764,800	$ 10,370,688
Cognos, Inc. (a)	169,200	5,184,139
Sybase, Inc. (a)	145,800	2,969,946
Symantec Corp. (a)	745,148	11,624,309
		30,149,082
TOTAL INFORMATION TECHNOLOGY		252,713,662
MATERIALS - 9.5%
Chemicals - 4.5%
Albemarle Corp.	80,200	3,849,600
Arch Chemicals, Inc.	117,658	4,088,616
Celanese Corp. Class A	1,491,100	29,389,581
Chemtura Corp.	949,332	9,331,930
Methanex Corp.	94,600	2,211,986
Monsanto Co.	39,200	3,299,072
NOVA Chemicals Corp.	73,900	2,248,707
Rhodia SA sponsored ADR	933,600	1,932,552
Texas Petrochemicals, Inc. (a)	158,000	4,029,000
		60,381,044
Construction Materials - 0.2%
Texas Industries, Inc.	53,000	2,595,410
Containers & Packaging - 2.2%
Owens-Illinois, Inc. (a)	171,000	2,907,000
Packaging Corp. of America	22,170	472,221
Pactiv Corp. (a)	394,300	9,727,381
Sealed Air Corp.	11,400	587,898
Smurfit-Stone Container Corp. (a)	1,045,215	12,511,224
Temple-Inland, Inc.	83,400	3,587,034
		29,792,758
Metals & Mining - 0.6%
Allegheny Technologies, Inc.	60,700	3,862,341
Chaparral Steel Co. (a)	53,000	3,255,790
Freeport-McMoRan Copper & Gold, Inc. Class B	22,570	1,263,694
Haynes International, Inc. (a)	1,234	44,424
Oregon Steel Mills, Inc. (a)	1,600	75,088
		8,501,337
Paper & Forest Products - 2.0%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	80,100	4,097,115
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Bowater, Inc.	110,800	$ 2,563,912
International Paper Co.	302,400	10,275,552
Weyerhaeuser Co.	154,000	9,849,840
		26,786,419
TOTAL MATERIALS		128,056,968
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 2.5%
Broadwing Corp. (a)(e)	575,000	6,555,000
General Communications, Inc. Class A (a)	112,400	1,470,192
McLeodUSA, Inc. (a)	149,007	1,043,049
Qwest Communications International, Inc. (a)	3,422,300	23,990,323
XO Holdings, Inc. (a)	7,300	38,179
		33,096,743
Wireless Telecommunication Services - 2.1%
ALLTEL Corp.	42,051	2,600,854
Centennial Communications Corp. Class A	325,900	1,903,256
Dobson Communications Corp. Class A (a)	266,700	2,290,953
Rogers Communications, Inc. Class B (non-vtg.)	70,588	2,942,111
Sprint Nextel Corp.	907,212	19,241,967
		28,979,141
TOTAL TELECOMMUNICATION SERVICES		62,075,884
UTILITIES - 3.8%
Electric Utilities - 0.1%
Allegheny Energy, Inc. (a)	65,600	2,392,432
Gas Utilities - 0.2%
ONEOK, Inc.	75,000	2,519,250
Independent Power Producers & Energy Traders - 2.6%
AES Corp. (a)	1,755,100	32,293,840
Dynegy, Inc. Class A (a)	208,700	1,101,936
Mirant Corp. (a)	81,600	2,030,208
		35,425,984
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - 0.9%
Aquila, Inc. (a)	88,200	$ 380,142
CMS Energy Corp. (a)	894,700	11,487,948
		11,868,090
TOTAL UTILITIES		52,205,756
TOTAL COMMON STOCKS (Cost $1,113,321,434)		1,297,247,255
Nonconvertible Preferred Stocks - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	10	30
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2)		30
Corporate Bonds - 0.7%
	Principal Amount
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
ICO North America, Inc. 7.5% 8/15/09 (h)	$ 2,180,000	2,725,000
Nonconvertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
IdleAire Technologies Corp. 0% 12/15/12 unit (d)(g)	6,120,000	4,590,000
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 8% 12/15/07 (g)(i)	1,510,000	362,400
Northwest Airlines Corp. 10% 2/1/09 (i)	215,000	107,500
Northwest Airlines, Inc.:
8.7% 3/15/07 (i)	350,000	182,875
9.875% 3/15/07 (i)	1,605,000	834,600
		1,487,375
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - 0.1%
Chemicals - 0.0%
Pliant Corp.:
11.125% 9/1/09 (i)	$ 90,000	$ 94,500
13% 6/1/10 (i)	470,000	216,200
		310,700
Containers & Packaging - 0.1%
Huntsman Packaging Corp. 13% 6/1/10 (i)	795,000	365,700
TOTAL MATERIALS		676,400
TOTAL NONCONVERTIBLE BONDS		6,753,775
TOTAL CORPORATE BONDS (Cost $8,953,429)		9,478,775
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 5.03% (b)	58,610,119	58,610,119
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	31,172,250	31,172,250
TOTAL MONEY MARKET FUNDS (Cost $89,782,369)	89,782,369
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,212,057,234)	1,396,508,429
NET OTHER ASSETS - (3.2)%	(43,390,581)
NET ASSETS - 100%	$ 1,353,117,848
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,952,400 or 0.4% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,128,240 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$ 2,180,000
Viasystems Group, Inc.	2/13/04	$ 954,730
(i) Non-income producing - Issuer is in default.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,787,113
Fidelity Securities Lending Cash Central Fund	303,512
Total	$ 2,090,625
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nexstar Broadcasting Group, Inc. Class A	$ 3,565,695	$ -	$ -	$ -	$ 4,369,001
Total	$ 3,565,695	$ -	$ -	$ -	$ 4,369,001
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.1%
Marshall Islands	6.9%
Canada	2.8%
Singapore	2.2%
Cayman Islands	1.1%
Others (individually less than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,197,450) - See accompanying schedule: Unaffiliated issuers (cost $1,116,867,106)	$ 1,302,357,059
Affiliated Central Funds (cost $89,782,369)	89,782,369
Other affiliated issuers (cost $5,407,759)	4,369,001
Total Investments (cost $1,212,057,234)		$ 1,396,508,429
Receivable for fund shares sold		9,907,762
Dividends receivable		1,968,029
Interest receivable		393,768
Prepaid expenses		1,415
Other receivables		49,020
Total assets		1,408,828,423

Liabilities
Payable to custodian bank	$ 23,580
Payable for investments purchased	20,370,413
Payable for fund shares redeemed	2,553,164
Accrued management fee	690,591
Distribution fees payable	588,629
Other affiliated payables	281,871
Other payables and accrued expenses	30,077
Collateral on securities loaned, at value	31,172,250
Total liabilities		55,710,575

Net Assets		$ 1,353,117,848
Net Assets consist of:
Paid in capital		$ 1,156,700,284
Undistributed net investment income		2,368,637
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,597,732
Net unrealized appreciation (depreciation) on investments		184,451,195
Net Assets		$ 1,353,117,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($502,338,866 ÷ 16,414,789 shares)	$ 30.60

Maximum offering price per share (100/94.25 of $30.60)	$ 32.47
Class T: Net Asset Value and redemption price per share ($324,327,409 ÷ 10,738,274 shares)	$ 30.20

Maximum offering price per share (100/96.50 of $30.20)	$ 31.30
Class B: Net Asset Value and offering price per share ($121,783,216 ÷ 4,093,736 shares)A	$ 29.75

Class C: Net Asset Value and offering price per share ($299,077,173 ÷ 10,065,058 shares)A	$ 29.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($105,591,184 ÷ 3,421,307 shares)	$ 30.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 7,479,949
Interest		453,243
Income from affiliated Central Funds		2,090,625
Total income		10,023,817

Expenses
Management fee	$ 3,402,674
Transfer agent fees	1,299,614
Distribution fees	2,932,629
Accounting and security lending fees	195,858
Independent trustees' compensation	1,983
Custodian fees and expenses	10,078
Registration fees	141,988
Audit	31,207
Legal	9,645
Miscellaneous	16,817
Total expenses before reductions	8,042,493
Expense reductions	(70,590)	7,971,903
Net investment income (loss)		2,051,914
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,710,139
Foreign currency transactions	6,379
Total net realized gain (loss)		9,716,518
Change in net unrealized appreciation (depreciation) on: Investment securities	67,450,811
Assets and liabilities in foreign currencies	250
Total change in net unrealized appreciation (depreciation)		67,451,061
Net gain (loss)		77,167,579
Net increase (decrease) in net assets resulting from operations		$ 79,219,493

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,051,914	$ 1,586,080
Net realized gain (loss)	9,716,518	2,890,051
Change in net unrealized appreciation (depreciation)	67,451,061	65,347,870
Net increase (decrease) in net assets resulting from operations	79,219,493	69,824,001
Distributions to shareholders from net investment income	(1,303,239)	(31,864)
Distributions to shareholders from net realized gain	(2,341,850)	(3,854,446)
Total distributions	(3,645,089)	(3,886,310)
Share transactions - net increase (decrease)	463,290,060	505,130,548
Total increase (decrease) in net assets	538,864,464	571,068,239

Net Assets
Beginning of period	814,253,384	243,185,145
End of period (including undistributed net investment income of $2,368,637 and undistributed net investment income of $1,710,546, respectively)	$ 1,353,117,848	$ 814,253,384

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.09	$ 24.67	$ 19.22	$ 11.02	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.16 F	- G,J,K	(.05)	(.06)	- J
Net realized and unrealized gain (loss)	2.57	3.69	5.88	8.25	.82	.26
Total from investment operations	2.67	3.85	5.88	8.20	.76	.26
Distributions from net investment income	(.07)	-	-	-	-	-
Distributions from net realized gain	(.09)	(.43)	(.43)	-	-	-
Total distributions	(.16) L	(.43)	(.43)	-	-	-
Net asset value, end of period	$ 30.60	$ 28.09	$ 24.67	$ 19.22	$ 11.02	$ 10.26
Total Return B,C,D	9.54%	15.87%	31.15%	74.41%	7.41%	2.60%
Ratios to Average Net Assets I
Expenses before reductions	1.18% A	1.20%	1.28%	1.49%	4.50%	5.73% A
Expenses net of fee waivers, if any	1.18% A	1.20%	1.28%	1.49%	1.66%	1.75% A
Expenses net of all reductions	1.17% A	1.17%	1.26%	1.38%	1.30%	1.68% A
Net investment income (loss)	.65% A	.62% F	.01% G,K	(.32)%	(.65)%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 502,339	$ 286,589	$ 92,147	$ 27,926	$ 970	$ 769
Portfolio turnover rate	7% A	11%	24%	73%	252%	289% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been ..46%. GInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. HFor the period December 27, 2000 (commencement of operations) to November 30, 2001. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. LTotal distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 H
Selected Per-Share Data
Net asset value, beginning of period	$ 27.72	$ 24.36	$ 19.05	$ 10.97	$ 10.23	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.09 F	(.07) G,J	(.09)	(.09)	(.02)
Net realized and unrealized gain (loss)	2.54	3.64	5.82	8.17	.83	.25
Total from investment operations	2.60	3.73	5.75	8.08	.74	.23
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(.09)	(.37)	(.44)	-	-	-
Total distributions	(.12) K	(.37)	(.44)	-	-	-
Net asset value, end of period	$ 30.20	$ 27.72	$ 24.36	$ 19.05	$ 10.97	$ 10.23
Total Return B,C,D	9.40%	15.53%	30.75%	73.66%	7.23%	2.30%
Ratios to Average Net Assets I
Expenses before reductions	1.42% A	1.49%	1.61%	2.09%	4.81%	6.06% A
Expenses net of fee waivers, if any	1.42% A	1.49%	1.61%	1.77%	1.91%	2.00% A
Expenses net of all reductions	1.41% A	1.45%	1.58%	1.65%	1.55%	1.92% A
Net investment income (loss)	.40% A	.34% F	(.32)% G,J	(.59)%	(.90)%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 324,327	$ 195,558	$ 43,969	$ 16,126	$ 1,862	$ 1,473
Portfolio turnover rate	7% A	11%	24%	73%	252%	289% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been ..18%. GInvestment income per share reflects an in-kind dividend recieved in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. HFor the period December 27, 2000 (commencement of operations) to November 30, 2001. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 H
Selected Per-Share Data
Net asset value, beginning of period	$ 27.32	$ 24.06	$ 18.86	$ 10.89	$ 10.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05) F	(.17) G,J	(.17)	(.13)	(.07)
Net realized and unrealized gain (loss)	2.51	3.60	5.76	8.14	.84	.25
Total from investment operations	2.49	3.55	5.59	7.97	.71	.18
Distributions from net realized gain	(.06) K	(.29)	(.39)	-	-	-
Net asset value, end of period	$ 29.75	$ 27.32	$ 24.06	$ 18.86	$ 10.89	$ 10.18
Total Return B,C,D	9.11%	14.92%	30.13%	73.19%	6.97%	1.80%
Ratios to Average Net Assets I
Expenses before reductions	1.98% A	2.01%	2.10%	2.46%	5.36%	6.58% A
Expenses net of fee waivers, if any	1.98% A	2.01%	2.10%	2.25%	2.41%	2.50% A
Expenses net of all reductions	1.96% A	1.98%	2.08%	2.13%	2.05%	2.43% A
Net investment income (loss)	(.15)% A	(.18)% F	(.81)% G,J	(1.07)%	(1.39)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,783	$ 91,815	$ 36,573	$ 13,991	$ 1,159	$ 919
Portfolio turnover rate	7% A	11%	24%	73%	252%	289% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. GInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.03)%. HFor the period December 27, 2000 (commencement of operations) to November 30, 2001. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. KDistributions from net realized gain represent $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 H
Selected Per-Share Data
Net asset value, beginning of period	$ 27.28	$ 24.00	$ 18.80	$ 10.87	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03) F	(.15) G,J	(.17)	(.14)	(.07)
Net realized and unrealized gain (loss)	2.50	3.59	5.75	8.10	.82	.26
Total from investment operations	2.49	3.56	5.60	7.93	.68	.19
Distributions from net realized gain	(.06) K	(.28)	(.40)	-	-	-
Net asset value, end of period	$ 29.71	$ 27.28	$ 24.00	$ 18.80	$ 10.87	$ 10.19
Total Return B,C,D	9.12%	14.99%	30.29%	72.95%	6.67%	1.90%
Ratios to Average Net Assets I
Expenses before reductions	1.90% A	1.94%	2.02%	2.36%	5.22%	6.49% A
Expenses net of fee waivers, if any	1.90% A	1.94%	2.02%	2.25%	2.43%	2.50% A
Expenses net of all reductions	1.89% A	1.90%	2.00%	2.14%	2.07%	2.43% A
Net investment income (loss)	(.08)% A	(.11)% F	(.73)% G,J	(1.08)%	(1.42)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 299,077	$ 178,572	$ 46,832	$ 20,975	$ 1,357	$ 1,747
Portfolio turnover rate	7% A	11%	24%	73%	252%	289% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. GInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.95)%. HFor the period December 27, 2000 (commencement of operations) to November 30, 2001. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. KDistributions from net realized gain represent $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.34	$ 24.85	$ 19.34	$ 11.07	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.25 E	.07 F,I	(.01)	(.04)	.03
Net realized and unrealized gain (loss)	2.58	3.71	5.92	8.28	.83	.25
Total from investment operations	2.73	3.96	5.99	8.27	.79	.28
Distributions from net investment income	(.13)	(.03)	-	-	-	-
Distributions from net realized gain	(.09)	(.44)	(.48)	-	-	-
Total distributions	(.21) J	(.47)	(.48)	-	-	-
Net asset value, end of period	$ 30.86	$ 28.34	$ 24.85	$ 19.34	$ 11.07	$ 10.28
Total Return B,C	9.69%	16.23%	31.60%	74.71%	7.68%	2.80%
Ratios to Average Net Assets H
Expenses before reductions	.87% A	.89%	.95%	1.40%	4.32%	5.47% A
Expenses net of fee waivers, if any	.87% A	.89%	.95%	1.25%	1.45%	1.50% A
Expenses net of all reductions	.86% A	.85%	.93%	1.12%	1.09%	1.43% A
Net investment income (loss)	.95% A	.94% E	.34% F,I	(.06)%	(.43)%	.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,591	$ 61,720	$ 23,665	$ 5,521	$ 2,287	$ 400
Portfolio turnover rate	7% A	11%	24%	73%	252%	289% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been .78%. FInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been .12%. GFor the period December 27, 2000 (commencement of operations) to November 30, 2001. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. JTotal distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Leveraged Company Stock Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, market discount, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 242,725,250
Unrealized depreciation	(58,083,899)
Net unrealized appreciation (depreciation)	$ 184,641,351
Cost for federal income tax purposes	$ 1,211,867,078

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $510,891,265 and $36,931,786, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .62% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 499,622	$ 15,707
Class T	.25%	.25%	672,210	37,650
Class B	.75%	.25%	550,656	413,333
Class C	.75%	.25%	1,210,141	768,048
			$ 2,932,629	$ 1,234,738

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 593,638
Class T	72,628
Class B*	85,374
Class C*	39,504
$ 791,144

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 483,559	.24*
Class T	317,336	.24*
Class B	158,208	.29*
Class C	263,899	.22*
Institutional Class	76,612	.18*
	$ 1,299,614

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,825 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $899 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $303,512.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $67,928 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,662.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 787,639	$ -
Class T	228,133	-
Institutional Class	287,467	31,864
Total	$ 1,303,239	$ 31,864
From net realized gain
Class A	$ 937,480	$ 1,669,757
Class T	637,464	705,188
Class B	190,432	459,037
Class C	376,105	557,021
Institutional Class	200,369	463,443
Total	$ 2,341,850	$ 3,854,446

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	7,747,014	9,156,143	$ 235,430,097	$ 241,722,913
Reinvestment of distributions	53,528	52,964	1,537,717	1,279,020
Shares redeemed	(1,586,822)	(2,742,586)	(47,870,190)	(71,898,681)
Net increase (decrease)	6,213,720	6,466,521	$ 189,097,624	$ 171,103,252
Class T
Shares sold	4,585,823	6,307,131	$ 137,218,541	$ 163,702,273
Reinvestment of distributions	28,708	27,325	814,969	652,707
Shares redeemed	(930,424)	(1,085,064)	(27,853,698)	(28,136,016)
Net increase (decrease)	3,684,107	5,249,392	$ 110,179,812	$ 136,218,964
Class B
Shares sold	1,172,397	2,246,800	$ 34,601,688	$ 57,268,579
Reinvestment of distributions	5,851	17,059	164,431	403,511
Shares redeemed	(445,238)	(423,440)	(13,156,202)	(10,755,660)
Net increase (decrease)	733,010	1,840,419	$ 21,609,917	$ 46,916,430
Class C
Shares sold	4,107,621	5,299,970	$ 121,356,008	$ 136,092,126
Reinvestment of distributions	10,063	17,826	282,443	420,739
Shares redeemed	(598,676)	(723,313)	(17,625,121)	(18,448,351)
Net increase (decrease)	3,519,008	4,594,483	$ 104,013,330	$ 118,064,514
Institutional Class
Shares sold	2,022,622	2,013,082	$ 62,352,309	$ 52,715,957
Reinvestment of distributions	7,352	6,379	212,731	154,846
Shares redeemed	(786,614)	(793,930)	(24,175,663)	(20,043,415)
Net increase (decrease)	1,243,360	1,225,531	$ 38,389,377	$ 32,827,388

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Leveraged Company Stock Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSFI-USAN-0706
1.786798.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mid Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,026.90	$ 5.61
HypotheticalA	$ 1,000.00	$ 1,019.40	$ 5.59
Class T
Actual	$ 1,000.00	$ 1,025.90	$ 6.47
HypotheticalA	$ 1,000.00	$ 1,018.55	$ 6.44
Class B
Actual	$ 1,000.00	$ 1,022.80	$ 9.68
HypotheticalA	$ 1,000.00	$ 1,015.36	$ 9.65
Class C
Actual	$ 1,000.00	$ 1,022.90	$ 9.38
HypotheticalA	$ 1,000.00	$ 1,015.66	$ 9.35
Institutional Class
Actual	$ 1,000.00	$ 1,028.50	$ 3.94
HypotheticalA	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.11%
Class T	1.28%
Class B	1.92%
Class C	1.86%
Institutional Class	.78%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Harman International Industries, Inc.	6.0	7.1
AT&T, Inc.	3.9	0.0
Sprint Nextel Corp.	3.7	8.0
DeVry, Inc.	2.3	0.0
Flowserve Corp.	2.2	1.3
Advanced Medical Optics, Inc.	2.1	0.0
The Walt Disney Co.	2.0	1.1
Electronic Arts, Inc.	2.0	0.0
Nokia Corp. sponsored ADR	2.0	2.9
Cytyc Corp.	2.0	2.2
	28.2
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.8	27.2
Information Technology	18.6	14.7
Industrials	15.0	9.4
Telecommunication Services	13.9	17.9
Energy	7.9	7.9
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 97.9%		Stocks 98.1%
	Bonds 0.3%		Bonds 0.0%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	13.7%	** Foreign investments	17.2%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 20.8%
Diversified Consumer Services - 3.4%
DeVry, Inc. (a)(e)	7,073,700	$ 173,306
Service Corp. International (SCI)	5,146,700	41,122
Universal Technical Institute, Inc. (a)(e)	1,894,900	46,899
		261,327
Hotels, Restaurants & Leisure - 0.6%
Las Vegas Sands Corp. (a)	628,386	44,370
Wynn Resorts Ltd. (a)	9,711	691
		45,061
Household Durables - 6.0%
Harman International Industries, Inc. (d)(e)	5,484,980	464,741
Leisure Equipment & Products - 1.2%
Eastman Kodak Co. (d)	3,769,350	90,879
Media - 2.1%
EchoStar Communications Corp. Class A (a)	173,500	5,193
The Walt Disney Co.	5,184,947	158,141
		163,334
Multiline Retail - 1.5%
Federated Department Stores, Inc.	1,600,900	116,594
Specialty Retail - 4.7%
Aeropostale, Inc. (a)(e)	2,856,538	70,671
Best Buy Co., Inc.	1,883,363	99,818
Gamestop Corp. Class A (a)(d)(e)	2,373,843	101,933
TJX Companies, Inc.	4,008,500	95,042
		367,464
Textiles, Apparel & Luxury Goods - 1.3%
Phillips-Van Heusen Corp.	2,749,700	97,477
TOTAL CONSUMER DISCRETIONARY		1,606,877
CONSUMER STAPLES - 3.9%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	1,619,395	104,904
Food & Staples Retailing - 1.8%
Safeway, Inc.	5,869,592	138,405
Personal Products - 0.7%
Avon Products, Inc.	1,760,800	55,817
TOTAL CONSUMER STAPLES		299,126
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 7.9%
Energy Equipment & Services - 5.4%
Cameron International Corp. (a)	618,000	$ 28,984
Diamond Offshore Drilling, Inc.	748,300	64,159
FMC Technologies, Inc. (a)	402,800	26,883
GlobalSantaFe Corp.	1,298,100	78,055
National Oilwell Varco, Inc. (a)	1,528,656	100,983
SEACOR Holdings, Inc. (a)(e)	1,430,100	116,553
		415,617
Oil, Gas & Consumable Fuels - 2.5%
EXCO Resources, Inc.	2,728,300	32,740
Goodrich Petroleum Corp. (a)(d)	660,200	16,175
Hess Corp.	150,100	22,515
Newfield Exploration Co. (a)	103,600	4,427
Tesoro Corp.	1,750,300	119,213
		195,070
TOTAL ENERGY		610,687
FINANCIALS - 3.3%
Capital Markets - 2.3%
Greenhill & Co., Inc. (d)	669,400	39,762
Jefferies Group, Inc.	490,000	14,328
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	1,175,400	28,292
Lazard Ltd. Class A	1,826,980	72,495
Thomas Weisel Partners Group, Inc. (d)	1,214,500	26,683
		181,560
Diversified Financial Services - 1.0%
IntercontinentalExchange, Inc.	1,367,500	76,170
Real Estate Management & Development - 0.0%
The St. Joe Co.	11,000	517
TOTAL FINANCIALS		258,247
HEALTH CARE - 7.3%
Biotechnology - 0.8%
Acorda Therapeutics, Inc. (e)	1,072,040	4,127
Neurocrine Biosciences, Inc. (a)(d)(e)	3,003,014	59,189
		63,316
Health Care Equipment & Supplies - 4.6%
Advanced Medical Optics, Inc. (a)(e)	3,586,100	162,522
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	1,920,200	$ 39,710
Cytyc Corp. (a)(e)	5,788,562	152,123
		354,355
Health Care Providers & Services - 0.9%
Chemed Corp.	179,200	9,650
Patterson Companies, Inc. (a)	1,628,000	55,759
		65,409
Pharmaceuticals - 1.0%
Allergan, Inc.	808,740	76,685
TOTAL HEALTH CARE		559,765
INDUSTRIALS - 14.5%
Aerospace & Defense - 0.6%
Argon ST, Inc. (a)(e)	1,671,697	47,660
Airlines - 2.3%
AirAsia BHD (a)	41,539,200	18,419
UAL Corp. (a)	2,828,507	83,243
US Airways Group, Inc. (a)	1,649,100	77,013
		178,675
Commercial Services & Supplies - 3.5%
Allied Waste Industries, Inc. (a)(d)	7,646,800	91,226
Global Cash Access Holdings, Inc.	2,277,900	35,330
Knoll, Inc. (e)	4,249,303	78,612
Monster Worldwide, Inc. (a)	914,900	44,711
Steelcase, Inc. Class A	992,500	18,401
		268,280
Construction & Engineering - 2.4%
Fluor Corp.	1,487,000	130,350
Quanta Services, Inc. (a)	1,962,800	32,681
Williams Scotsman International, Inc.	693,500	18,031
		181,062
Industrial Conglomerates - 1.0%
McDermott International, Inc. (a)	1,187,500	77,912
Machinery - 2.2%
Flowserve Corp. (a)(e)	3,255,900	173,149
Marine - 0.3%
Horizon Lines, Inc. Class A (d)	1,656,800	21,820
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 2.2%
Con-way, Inc.	409,300	$ 24,186
Norfolk Southern Corp.	2,770,120	146,152
		170,338
TOTAL INDUSTRIALS		1,118,896
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 7.9%
Alcatel SA sponsored ADR (a)	8,379,700	111,199
Harris Corp.	2,868,700	116,813
Lucent Technologies, Inc. (a)	28,553,500	72,811
Nice Systems Ltd. sponsored ADR (a)	1,609,248	43,772
Nokia Corp. sponsored ADR	7,235,400	155,344
Tekelec (a)	2,438,029	35,181
Tellabs, Inc. (a)	5,298,300	75,766
		610,886
Computers & Peripherals - 1.5%
NCR Corp. (a)	2,979,400	116,435
Electronic Equipment & Instruments - 1.1%
Symbol Technologies, Inc.	6,939,695	82,374
Internet Software & Services - 1.3%
Openwave Systems, Inc. (a)	4,449,809	62,920
VeriSign, Inc. (a)	1,743,400	39,139
		102,059
IT Services - 2.6%
First Data Corp.	3,249,300	149,825
MoneyGram International, Inc.	1,379,185	48,244
		198,069
Semiconductors & Semiconductor Equipment - 2.2%
Applied Micro Circuits Corp. (a)	5,156,500	15,160
Integrated Device Technology, Inc. (a)	4,459,400	63,948
Intersil Corp. Class A	1,807,727	48,465
Xilinx, Inc.	1,490,600	38,756
		166,329
Software - 2.0%
Electronic Arts, Inc. (a)	3,748,514	157,700
TOTAL INFORMATION TECHNOLOGY		1,433,852
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 7.4%
Chemicals - 2.7%
Ashland, Inc.	1,403,844	$ 87,740
Potash Corp. of Saskatchewan, Inc.	1,045,753	95,412
Sinochem Hong Kong Holding Ltd.	52,824,400	20,427
		203,579
Construction Materials - 1.4%
Texas Industries, Inc. (e)	2,218,700	108,650
Containers & Packaging - 1.8%
Pactiv Corp. (a)	5,623,100	138,722
Metals & Mining - 1.5%
Novelis, Inc. (e)	5,441,060	115,664
TOTAL MATERIALS		566,615
TELECOMMUNICATION SERVICES - 13.9%
Diversified Telecommunication Services - 7.0%
Arbinet-thexchange, Inc. (a)(e)	1,428,400	7,899
AT&T, Inc.	11,559,209	301,233
Global Crossing Ltd. (a)(e)	2,321,045	47,233
NeuStar, Inc. Class A (d)	3,441,634	110,717
Philippine Long Distance Telephone Co. sponsored ADR (d)	2,011,200	75,742
		542,824
Wireless Telecommunication Services - 6.9%
American Tower Corp. Class A (a)	4,712,310	145,940
Bharti Airtel Ltd. (a)	12,081,782	96,913
Sprint Nextel Corp.	13,635,596	289,211
		532,064
TOTAL TELECOMMUNICATION SERVICES		1,074,888
TOTAL COMMON STOCKS (Cost $6,729,225)		7,528,953
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Airlines - 0.2%
Skybus Airlines, Inc. Class A (f)	2,300,000	11,500
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
European Capital Ltd. preference shares (f)	2,100,000	$ 26,916
TOTAL PREFERRED STOCKS (Cost $37,186)		38,416
Nonconvertible Bonds - 0.3%
	Principal Amount (000s)
INDUSTRIALS - 0.3%
Airlines - 0.3%
Northwest Airlines Corp. 10% 2/1/09	$ 15,740	7,870
Northwest Airlines, Inc.:
7.875% 3/15/08	9,545	4,796
8.875% 6/1/06	15,980	7,990
9.875% 3/15/07	4,775	2,483
		23,139
TOTAL NONCONVERTIBLE BONDS (Cost $23,329)		23,139
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 5.03% (b)	41,407,468	41,407
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	277,088,975	277,089
TOTAL MONEY MARKET FUNDS (Cost $318,496)		318,496
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.9%, dated 5/31/06 due 6/1/06) (Cost $8,691)	8,692	$ 8,691
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $7,116,927)		7,917,695
NET OTHER ASSETS - (2.6)%		(199,492)
NET ASSETS - 100%		$ 7,718,203
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,708,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
European Capital Ltd. preference shares	8/22/05	$ 25,686
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06 - 5/31/06	$ 29,168
Skybus Airlines, Inc. Class A	3/20/06	$ 11,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 915
Fidelity Securities Lending Cash Central Fund	2,146
Total	$ 3,061
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acorda Therapeutics, Inc.	$ -	$ 9,900	$ 2,067	$ -	$ 4,127
Advanced Medical Optics, Inc.	-	168,639	-	-	162,522
Aeropostale, Inc.	67,898	14,998	8,826	-	70,671
Arbinet-thexchange, Inc.	15,796	-	6,749	-	7,899
Argon ST, Inc.	24,634	25,334	1,336	-	47,660
Cytyc Corp.	172,432	13,965	28,983	-	152,123
DeVry, Inc.	-	161,573	755	-	173,306
Diana Shipping, Inc.	41,781	-	34,490	-	-
Essex Corp.	23,516	-	26,305	-	-
Flowserve Corp.	104,440	78,386	43,849	-	173,149
Gamestop Corp. Class A	46,929	31,054	-	-	101,933
Global Crossing Ltd.	-	46,036	-	-	47,233
Harman International Industries, Inc.	556,411	-	19,723	140	464,741
Horizon Lines, Inc. Class A	22,242	-	3,479	387	-
Knoll, Inc.	30,982	47,009	1,330	623	78,612
Neurocrine Biosciences, Inc.	120,218	87,312	58,189	-	59,189
Novelis, Inc.	118,047	6,656	25,718	1,369	115,664
Phillips-Van Heusen Corp.	102,307	12,138	24,971	230	-
Salem Communications Corp. Class A	19,288	-	15,225	-	-
SEACOR Holdings, Inc.	82,564	20,425	3,399	-	116,553
Texas Industries, Inc.	110,669	-	-	333	108,650
Universal Technical Institute, Inc.	68,127	14,129	29,313	-	46,899
Total	$ 1,728,281	$ 737,554	$ 334,707	$ 3,082	$ 1,930,931
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.3%
Canada	2.7%
Finland	2.0%
Bermuda	1.8%
France	1.4%
India	1.3%
Cayman Islands	1.0%
Panama	1.0%
Philippines	1.0%
Others (individually less than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $271,803 and repurchase agreements of $8,691) - See accompanying schedule: Unaffiliated issuers (cost $5,076,389)	$ 5,668,268
Affiliated Central Funds (cost $318,496)	318,496
Other affiliated issuers (cost $1,722,042)	1,930,931
Total Investments (cost $7,116,927)		$ 7,917,695
Cash		4
Foreign currency held at value (cost $16,544)		16,687
Receivable for investments sold		223,470
Receivable for fund shares sold		4,692
Dividends receivable		4,699
Interest receivable		137
Prepaid expenses		19
Other receivables		227
Total assets		8,167,630

Liabilities
Payable for investments purchased	$ 146,528
Payable for fund shares redeemed	15,609
Accrued management fee	3,801
Distribution fees payable	3,282
Other affiliated payables	1,623
Other payables and accrued expenses	1,495
Collateral on securities loaned, at value	277,089
Total liabilities		449,427

Net Assets		$ 7,718,203
Net Assets consist of:
Paid in capital		$ 6,439,254
Accumulated net investment loss		(18,535)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		498,615
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		798,869
Net Assets		$ 7,718,203

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,610,481 ÷ 68,234 shares)	$ 23.60

Maximum offering price per share (100/94.25 of $23.60)	$ 25.04
Class T: Net Asset Value and redemption price per share ($4,059,224 ÷ 170,460 shares)	$ 23.81

Maximum offering price per share (100/96.50 of $23.81)	$ 24.67
Class B: Net Asset Value and offering price per share ($793,915 ÷ 34,883 shares)A	$ 22.76

Class C: Net Asset Value and offering price per share ($531,769 ÷ 23,342 shares)A	$ 22.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($722,814 ÷ 29,758 shares)	$ 24.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends (including $3,082 received from other affiliated issuers)		$ 30,342
Interest		62
Income from affiliated Central Funds (including $2,146 from security lending)		3,061
Total income		33,465

Expenses
Management fee	$ 23,161
Transfer agent fees	9,080
Distribution fees	20,165
Accounting and security lending fees	667
Independent trustees' compensation	16
Custodian fees and expenses	273
Registration fees	249
Audit	48
Legal	64
Interest	35
Miscellaneous	(312)
Total expenses before reductions	53,446
Expense reductions	(1,444)	52,002
Net investment income (loss)		(18,537)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	635,502
Other affiliated issuers	(13,273)
Foreign currency transactions	932
Total net realized gain (loss)		623,161
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $174)	(392,183)
Assets and liabilities in foreign currencies	(1,021)
Total change in net unrealized appreciation (depreciation)		(393,204)
Net gain (loss)		229,957
Net increase (decrease) in net assets resulting from operations		$ 211,420

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (18,537)	$ (30,393)
Net realized gain (loss)	623,161	1,190,202
Change in net unrealized appreciation (depreciation)	(393,204)	(361,652)
Net increase (decrease) in net assets resulting from operations	211,420	798,157
Distributions to shareholders from net realized gain	(1,021,392)	(385,126)
Share transactions - net increase (decrease)	643,097	(976,721)
Total increase (decrease) in net assets	(166,875)	(563,690)

Net Assets
Beginning of period	7,885,078	8,448,768
End of period (including accumulated net investment loss of $18,535 and undistributed net investment income of $2, respectively)	$ 7,718,203	$ 7,885,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 26.31	$ 24.84	$ 21.08	$ 15.73	$ 17.95	$ 22.36
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	.03 F,I	(.06)	(.06) H	.08
Net realized and unrealized gain (loss)	.73	2.68	3.73	5.41	(2.10) H	(2.43)
Total from investment operations	.70	2.64	3.76	5.35	(2.16)	(2.35)
Distributions from net investment income	-	-	-	-	(.06)	(.04)
Distributions from net realized gain	(3.41)	(1.17)	-	-	-	(2.02)
Total distributions	(3.41)	(1.17)	-	-	(.06)	(2.06)
Net asset value, end of period	$ 23.60	$ 26.31	$ 24.84	$ 21.08	$ 15.73	$ 17.95
Total Return B,C,D	2.69%	11.16%	17.84%	34.01%	(12.09)%	(11.73)%
Ratios to Average Net Assets G
Expenses before reductions	1.11% A	1.15%	1.18%	1.21%	1.26%	1.16%
Expenses net of fee waivers, if any	1.11% A	1.15%	1.18%	1.21%	1.26%	1.16%
Expenses net of all reductions	1.07% A	1.08%	1.11%	1.07%	1.08%	1.07%
Net investment income (loss)	(.25)% A	(.18)%	.14% I	(.31)%	(.33)% H	.42%
Supplemental Data
Net assets, end of period (in millions)	$ 1,610	$ 1,565	$ 1,479	$ 877	$ 384	$ 233
Portfolio turnover rate	156% A	138%	130%	164%	221%	243%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.10 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HEffective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. IAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 26.48	$ 24.99	$ 21.24	$ 15.87	$ 18.09	$ 22.49
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	- F,I,J	(.09)	(.09) H	.04
Net realized and unrealized gain (loss)	.73	2.71	3.75	5.46	(2.13) H	(2.44)
Total from investment operations	.68	2.63	3.75	5.37	(2.22)	(2.40)
Distributions from net realized gain	(3.35)	(1.14)	-	-	-	(2.00)
Net asset value, end of period	$ 23.81	$ 26.48	$ 24.99	$ 21.24	$ 15.87	$ 18.09
Total Return B,C,D	2.59%	11.01%	17.66%	33.84%	(12.27)%	(11.86)%
Ratios to Average Net Assets G
Expenses before reductions	1.28% A	1.31%	1.32%	1.39%	1.44%	1.36%
Expenses net of fee waivers, if any	1.28% A	1.31%	1.32%	1.39%	1.44%	1.36%
Expenses net of all reductions	1.24% A	1.24%	1.25%	1.24%	1.26%	1.28%
Net investment income (loss)	(.42)% A	(.34)%	(.01)% J	(.48)%	(.51)% H	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 4,059	$ 4,182	$ 4,698	$ 3,228	$ 1,712	$ 1,405
Portfolio turnover rate	156% A	138%	130%	164%	221%	243%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.10 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 25.35	$ 23.97	$ 20.51	$ 15.41	$ 17.66	$ 22.06
Income from Investment Operations
Net investment income (loss) E	(.13)	(.23)	(.14) F,I	(.18)	(.18) H	(.07)
Net realized and unrealized gain (loss)	.72	2.60	3.60	5.28	(2.07) H	(2.40)
Total from investment operations	.59	2.37	3.46	5.10	(2.25)	(2.47)
Distributions from net realized gain	(3.18)	(.99)	-	-	-	(1.93)
Net asset value, end of period	$ 22.76	$ 25.35	$ 23.97	$ 20.51	$ 15.41	$ 17.66
Total Return B,C,D	2.28%	10.30%	16.87%	33.10%	(12.74)%	(12.41)%
Ratios to Average Net Assets G
Expenses before reductions	1.92% A	1.95%	1.97%	1.98%	1.98%	1.93%
Expenses net of fee waivers, if any	1.92% A	1.95%	1.97%	1.98%	1.98%	1.93%
Expenses net of all reductions	1.88% A	1.89%	1.91%	1.84%	1.80%	1.85%
Net investment income (loss)	(1.06)% A	(.98)%	(.66)% I	(1.08)%	(1.05)% H	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 794	$ 874	$ 972	$ 829	$ 550	$ 529
Portfolio turnover rate	156% A	138%	130%	164%	221%	243%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.10 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 25.38	$ 24.00	$ 20.52	$ 15.42	$ 17.66	$ 22.08
Income from Investment Operations
Net investment income (loss) E	(.12)	(.22)	(.13) F,I	(.18)	(.17) H	(.06)
Net realized and unrealized gain (loss)	.71	2.61	3.61	5.28	(2.07) H	(2.40)
Total from investment operations	.59	2.39	3.48	5.10	(2.24)	(2.46)
Distributions from net realized gain	(3.19)	(1.01)	-	-	-	(1.96)
Net asset value, end of period	$ 22.78	$ 25.38	$ 24.00	$ 20.52	$ 15.42	$ 17.66
Total Return B,C,D	2.29%	10.38%	16.96%	33.07%	(12.68)%	(12.37)%
Ratios to Average Net Assets G
Expenses before reductions	1.86% A	1.90%	1.92%	1.92%	1.93%	1.90%
Expenses net of fee waivers, if any	1.86% A	1.90%	1.92%	1.92%	1.93%	1.90%
Expenses net of all reductions	1.83% A	1.84%	1.85%	1.78%	1.75%	1.81%
Net investment income (loss)	(1.01)% A	(.93)%	(.60)% I	(1.02)%	(1.00)% H	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 532	$ 577	$ 653	$ 500	$ 296	$ 259
Portfolio turnover rate	156% A	138%	130%	164%	221%	243%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.10 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 27.04	$ 25.48	$ 21.54	$ 16.00	$ 18.22	$ 22.63
Income from Investment Operations
Net investment income (loss) D	.01	.05	.12 E,H	.02	.02 G	.15
Net realized and unrealized gain (loss)	.75	2.76	3.82	5.52	(2.14) G	(2.46)
Total from investment operations	.76	2.81	3.94	5.54	(2.12)	(2.31)
Distributions from net investment income	-	-	-	-	(.10)	(.08)
Distributions from net realized gain	(3.51)	(1.25)	-	-	-	(2.02)
Total distributions	(3.51)	(1.25)	-	-	(.10)	(2.10)
Net asset value, end of period	$ 24.29	$ 27.04	$ 25.48	$ 21.54	$ 16.00	$ 18.22
Total Return B,C	2.85%	11.58%	18.29%	34.63%	(11.72)%	(11.41)%
Ratios to Average Net Assets F
Expenses before reductions	.78% A	.79%	.79%	.81%	.82%	.82%
Expenses net of fee waivers, if any	.78% A	.79%	.79%	.81%	.82%	.82%
Expenses net of all reductions	.74% A	.73%	.73%	.66%	.64%	.73%
Net investment income (loss)	.08% A	.18%	.52% H	.09%	.11% G	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 723	$ 687	$ 647	$ 393	$ 221	$ 165
Portfolio turnover rate	156% A	138%	130%	164%	221%	243%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.10 per share. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

Certain funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,105,721
Unrealized depreciation	(321,379)
Net unrealized appreciation (depreciation)	$ 784,342
Cost for federal income tax purposes	$ 7,133,353

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,279,983 and $6,658,553, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,087	$ 52
Class T	.25%	.25%	10,772	69
Class B	.75%	.25%	4,392	3,299
Class C	.75%	.25%	2,914	87
			$ 20,165	$ 3,507

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47
Class T	37
Class B*	632
Class C*	5
$ 721

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,189	.26*
Class T	4,015	.19*
Class B	1,408	.32*
Class C	781	.27*
Institutional Class	687	.19*
	$ 9,080

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $98 for the period.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,385	4.68%	$ 35

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,233 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $146. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 17
Class T	41
Class C	2
Institutional Class	5
$ 65

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net realized gain
Class A	$ 208,630	$ 70,469
Class T	536,590	215,053
Class B	111,182	40,023
Class C	73,586	27,417
Institutional Class	91,404	32,164
Total	$ 1,021,392	$ 385,126

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	9,273	16,770	$ 231,620	$ 410,730
Reinvestment of distributions	8,225	2,749	198,611	65,696
Shares redeemed	(8,750)	(19,587)	(216,628)	(481,075)
Net increase (decrease)	8,748	(68)	$ 213,603	$ (4,649)
Class T
Shares sold	19,354	34,729	$ 486,467	$ 855,619
Reinvestment of distributions	21,301	8,564	519,267	206,157
Shares redeemed	(28,120)	(73,382)	(704,590)	(1,787,791)
Net increase (decrease)	12,535	(30,089)	$ 301,144	$ (726,015)
Class B
Shares sold	585	1,024	$ 13,976	$ 24,029
Reinvestment of distributions	4,343	1,568	101,562	36,269
Shares redeemed	(4,524)	(8,654)	(108,349)	(203,872)
Net increase (decrease)	404	(6,062)	$ 7,189	$ (143,574)
Class C
Shares sold	912	1,508	$ 21,758	$ 35,585
Reinvestment of distributions	2,674	1,003	62,594	23,222
Shares redeemed	(2,990)	(6,953)	(71,804)	(163,155)
Net increase (decrease)	596	(4,442)	$ 12,548	$ (104,348)
Institutional Class
Shares sold	4,020	6,345	$ 102,236	$ 159,531
Reinvestment of distributions	3,018	1,055	74,855	25,853
Shares redeemed	(2,688)	(7,389)	(68,478)	(183,519)
Net increase (decrease)	4,350	11	$ 108,613	$ 1,865

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Mid Cap Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MC-USAN-0706
1.786799.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mid Cap
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,026.90	$ 5.61
HypotheticalA	$ 1,000.00	$ 1,019.40	$ 5.59
Class T
Actual	$ 1,000.00	$ 1,025.90	$ 6.47
HypotheticalA	$ 1,000.00	$ 1,018.55	$ 6.44
Class B
Actual	$ 1,000.00	$ 1,022.80	$ 9.68
HypotheticalA	$ 1,000.00	$ 1,015.36	$ 9.65
Class C
Actual	$ 1,000.00	$ 1,022.90	$ 9.38
HypotheticalA	$ 1,000.00	$ 1,015.66	$ 9.35
Institutional Class
Actual	$ 1,000.00	$ 1,028.50	$ 3.94
HypotheticalA	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.11%
Class T	1.28%
Class B	1.92%
Class C	1.86%
Institutional Class	.78%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Harman International Industries, Inc.	6.0	7.1
AT&T, Inc.	3.9	0.0
Sprint Nextel Corp.	3.7	8.0
DeVry, Inc.	2.3	0.0
Flowserve Corp.	2.2	1.3
Advanced Medical Optics, Inc.	2.1	0.0
The Walt Disney Co.	2.0	1.1
Electronic Arts, Inc.	2.0	0.0
Nokia Corp. sponsored ADR	2.0	2.9
Cytyc Corp.	2.0	2.2
	28.2
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.8	27.2
Information Technology	18.6	14.7
Industrials	15.0	9.4
Telecommunication Services	13.9	17.9
Energy	7.9	7.9
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 97.9%		Stocks 98.1%
	Bonds 0.3%		Bonds 0.0%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	13.7%	** Foreign investments	17.2%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 20.8%
Diversified Consumer Services - 3.4%
DeVry, Inc. (a)(e)	7,073,700	$ 173,306
Service Corp. International (SCI)	5,146,700	41,122
Universal Technical Institute, Inc. (a)(e)	1,894,900	46,899
		261,327
Hotels, Restaurants & Leisure - 0.6%
Las Vegas Sands Corp. (a)	628,386	44,370
Wynn Resorts Ltd. (a)	9,711	691
		45,061
Household Durables - 6.0%
Harman International Industries, Inc. (d)(e)	5,484,980	464,741
Leisure Equipment & Products - 1.2%
Eastman Kodak Co. (d)	3,769,350	90,879
Media - 2.1%
EchoStar Communications Corp. Class A (a)	173,500	5,193
The Walt Disney Co.	5,184,947	158,141
		163,334
Multiline Retail - 1.5%
Federated Department Stores, Inc.	1,600,900	116,594
Specialty Retail - 4.7%
Aeropostale, Inc. (a)(e)	2,856,538	70,671
Best Buy Co., Inc.	1,883,363	99,818
Gamestop Corp. Class A (a)(d)(e)	2,373,843	101,933
TJX Companies, Inc.	4,008,500	95,042
		367,464
Textiles, Apparel & Luxury Goods - 1.3%
Phillips-Van Heusen Corp.	2,749,700	97,477
TOTAL CONSUMER DISCRETIONARY		1,606,877
CONSUMER STAPLES - 3.9%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	1,619,395	104,904
Food & Staples Retailing - 1.8%
Safeway, Inc.	5,869,592	138,405
Personal Products - 0.7%
Avon Products, Inc.	1,760,800	55,817
TOTAL CONSUMER STAPLES		299,126
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 7.9%
Energy Equipment & Services - 5.4%
Cameron International Corp. (a)	618,000	$ 28,984
Diamond Offshore Drilling, Inc.	748,300	64,159
FMC Technologies, Inc. (a)	402,800	26,883
GlobalSantaFe Corp.	1,298,100	78,055
National Oilwell Varco, Inc. (a)	1,528,656	100,983
SEACOR Holdings, Inc. (a)(e)	1,430,100	116,553
		415,617
Oil, Gas & Consumable Fuels - 2.5%
EXCO Resources, Inc.	2,728,300	32,740
Goodrich Petroleum Corp. (a)(d)	660,200	16,175
Hess Corp.	150,100	22,515
Newfield Exploration Co. (a)	103,600	4,427
Tesoro Corp.	1,750,300	119,213
		195,070
TOTAL ENERGY		610,687
FINANCIALS - 3.3%
Capital Markets - 2.3%
Greenhill & Co., Inc. (d)	669,400	39,762
Jefferies Group, Inc.	490,000	14,328
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	1,175,400	28,292
Lazard Ltd. Class A	1,826,980	72,495
Thomas Weisel Partners Group, Inc. (d)	1,214,500	26,683
		181,560
Diversified Financial Services - 1.0%
IntercontinentalExchange, Inc.	1,367,500	76,170
Real Estate Management & Development - 0.0%
The St. Joe Co.	11,000	517
TOTAL FINANCIALS		258,247
HEALTH CARE - 7.3%
Biotechnology - 0.8%
Acorda Therapeutics, Inc. (e)	1,072,040	4,127
Neurocrine Biosciences, Inc. (a)(d)(e)	3,003,014	59,189
		63,316
Health Care Equipment & Supplies - 4.6%
Advanced Medical Optics, Inc. (a)(e)	3,586,100	162,522
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	1,920,200	$ 39,710
Cytyc Corp. (a)(e)	5,788,562	152,123
		354,355
Health Care Providers & Services - 0.9%
Chemed Corp.	179,200	9,650
Patterson Companies, Inc. (a)	1,628,000	55,759
		65,409
Pharmaceuticals - 1.0%
Allergan, Inc.	808,740	76,685
TOTAL HEALTH CARE		559,765
INDUSTRIALS - 14.5%
Aerospace & Defense - 0.6%
Argon ST, Inc. (a)(e)	1,671,697	47,660
Airlines - 2.3%
AirAsia BHD (a)	41,539,200	18,419
UAL Corp. (a)	2,828,507	83,243
US Airways Group, Inc. (a)	1,649,100	77,013
		178,675
Commercial Services & Supplies - 3.5%
Allied Waste Industries, Inc. (a)(d)	7,646,800	91,226
Global Cash Access Holdings, Inc.	2,277,900	35,330
Knoll, Inc. (e)	4,249,303	78,612
Monster Worldwide, Inc. (a)	914,900	44,711
Steelcase, Inc. Class A	992,500	18,401
		268,280
Construction & Engineering - 2.4%
Fluor Corp.	1,487,000	130,350
Quanta Services, Inc. (a)	1,962,800	32,681
Williams Scotsman International, Inc.	693,500	18,031
		181,062
Industrial Conglomerates - 1.0%
McDermott International, Inc. (a)	1,187,500	77,912
Machinery - 2.2%
Flowserve Corp. (a)(e)	3,255,900	173,149
Marine - 0.3%
Horizon Lines, Inc. Class A (d)	1,656,800	21,820
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 2.2%
Con-way, Inc.	409,300	$ 24,186
Norfolk Southern Corp.	2,770,120	146,152
		170,338
TOTAL INDUSTRIALS		1,118,896
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 7.9%
Alcatel SA sponsored ADR (a)	8,379,700	111,199
Harris Corp.	2,868,700	116,813
Lucent Technologies, Inc. (a)	28,553,500	72,811
Nice Systems Ltd. sponsored ADR (a)	1,609,248	43,772
Nokia Corp. sponsored ADR	7,235,400	155,344
Tekelec (a)	2,438,029	35,181
Tellabs, Inc. (a)	5,298,300	75,766
		610,886
Computers & Peripherals - 1.5%
NCR Corp. (a)	2,979,400	116,435
Electronic Equipment & Instruments - 1.1%
Symbol Technologies, Inc.	6,939,695	82,374
Internet Software & Services - 1.3%
Openwave Systems, Inc. (a)	4,449,809	62,920
VeriSign, Inc. (a)	1,743,400	39,139
		102,059
IT Services - 2.6%
First Data Corp.	3,249,300	149,825
MoneyGram International, Inc.	1,379,185	48,244
		198,069
Semiconductors & Semiconductor Equipment - 2.2%
Applied Micro Circuits Corp. (a)	5,156,500	15,160
Integrated Device Technology, Inc. (a)	4,459,400	63,948
Intersil Corp. Class A	1,807,727	48,465
Xilinx, Inc.	1,490,600	38,756
		166,329
Software - 2.0%
Electronic Arts, Inc. (a)	3,748,514	157,700
TOTAL INFORMATION TECHNOLOGY		1,433,852
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 7.4%
Chemicals - 2.7%
Ashland, Inc.	1,403,844	$ 87,740
Potash Corp. of Saskatchewan, Inc.	1,045,753	95,412
Sinochem Hong Kong Holding Ltd.	52,824,400	20,427
		203,579
Construction Materials - 1.4%
Texas Industries, Inc. (e)	2,218,700	108,650
Containers & Packaging - 1.8%
Pactiv Corp. (a)	5,623,100	138,722
Metals & Mining - 1.5%
Novelis, Inc. (e)	5,441,060	115,664
TOTAL MATERIALS		566,615
TELECOMMUNICATION SERVICES - 13.9%
Diversified Telecommunication Services - 7.0%
Arbinet-thexchange, Inc. (a)(e)	1,428,400	7,899
AT&T, Inc.	11,559,209	301,233
Global Crossing Ltd. (a)(e)	2,321,045	47,233
NeuStar, Inc. Class A (d)	3,441,634	110,717
Philippine Long Distance Telephone Co. sponsored ADR (d)	2,011,200	75,742
		542,824
Wireless Telecommunication Services - 6.9%
American Tower Corp. Class A (a)	4,712,310	145,940
Bharti Airtel Ltd. (a)	12,081,782	96,913
Sprint Nextel Corp.	13,635,596	289,211
		532,064
TOTAL TELECOMMUNICATION SERVICES		1,074,888
TOTAL COMMON STOCKS (Cost $6,729,225)		7,528,953
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Airlines - 0.2%
Skybus Airlines, Inc. Class A (f)	2,300,000	11,500
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
European Capital Ltd. preference shares (f)	2,100,000	$ 26,916
TOTAL PREFERRED STOCKS (Cost $37,186)		38,416
Nonconvertible Bonds - 0.3%
	Principal Amount (000s)
INDUSTRIALS - 0.3%
Airlines - 0.3%
Northwest Airlines Corp. 10% 2/1/09	$ 15,740	7,870
Northwest Airlines, Inc.:
7.875% 3/15/08	9,545	4,796
8.875% 6/1/06	15,980	7,990
9.875% 3/15/07	4,775	2,483
		23,139
TOTAL NONCONVERTIBLE BONDS (Cost $23,329)		23,139
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 5.03% (b)	41,407,468	41,407
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	277,088,975	277,089
TOTAL MONEY MARKET FUNDS (Cost $318,496)		318,496
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.9%, dated 5/31/06 due 6/1/06) (Cost $8,691)	8,692	$ 8,691
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $7,116,927)		7,917,695
NET OTHER ASSETS - (2.6)%		(199,492)
NET ASSETS - 100%		$ 7,718,203
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,708,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
European Capital Ltd. preference shares	8/22/05	$ 25,686
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06 - 5/31/06	$ 29,168
Skybus Airlines, Inc. Class A	3/20/06	$ 11,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 915
Fidelity Securities Lending Cash Central Fund	2,146
Total	$ 3,061
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acorda Therapeutics, Inc.	$ -	$ 9,900	$ 2,067	$ -	$ 4,127
Advanced Medical Optics, Inc.	-	168,639	-	-	162,522
Aeropostale, Inc.	67,898	14,998	8,826	-	70,671
Arbinet-thexchange, Inc.	15,796	-	6,749	-	7,899
Argon ST, Inc.	24,634	25,334	1,336	-	47,660
Cytyc Corp.	172,432	13,965	28,983	-	152,123
DeVry, Inc.	-	161,573	755	-	173,306
Diana Shipping, Inc.	41,781	-	34,490	-	-
Essex Corp.	23,516	-	26,305	-	-
Flowserve Corp.	104,440	78,386	43,849	-	173,149
Gamestop Corp. Class A	46,929	31,054	-	-	101,933
Global Crossing Ltd.	-	46,036	-	-	47,233
Harman International Industries, Inc.	556,411	-	19,723	140	464,741
Horizon Lines, Inc. Class A	22,242	-	3,479	387	-
Knoll, Inc.	30,982	47,009	1,330	623	78,612
Neurocrine Biosciences, Inc.	120,218	87,312	58,189	-	59,189
Novelis, Inc.	118,047	6,656	25,718	1,369	115,664
Phillips-Van Heusen Corp.	102,307	12,138	24,971	230	-
Salem Communications Corp. Class A	19,288	-	15,225	-	-
SEACOR Holdings, Inc.	82,564	20,425	3,399	-	116,553
Texas Industries, Inc.	110,669	-	-	333	108,650
Universal Technical Institute, Inc.	68,127	14,129	29,313	-	46,899
Total	$ 1,728,281	$ 737,554	$ 334,707	$ 3,082	$ 1,930,931
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.3%
Canada	2.7%
Finland	2.0%
Bermuda	1.8%
France	1.4%
India	1.3%
Cayman Islands	1.0%
Panama	1.0%
Philippines	1.0%
Others (individually less than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $271,803 and repurchase agreements of $8,691) - See accompanying schedule: Unaffiliated issuers (cost $5,076,389)	$ 5,668,268
Affiliated Central Funds (cost $318,496)	318,496
Other affiliated issuers (cost $1,722,042)	1,930,931
Total Investments (cost $7,116,927)		$ 7,917,695
Cash		4
Foreign currency held at value (cost $16,544)		16,687
Receivable for investments sold		223,470
Receivable for fund shares sold		4,692
Dividends receivable		4,699
Interest receivable		137
Prepaid expenses		19
Other receivables		227
Total assets		8,167,630

Liabilities
Payable for investments purchased	$ 146,528
Payable for fund shares redeemed	15,609
Accrued management fee	3,801
Distribution fees payable	3,282
Other affiliated payables	1,623
Other payables and accrued expenses	1,495
Collateral on securities loaned, at value	277,089
Total liabilities		449,427

Net Assets		$ 7,718,203
Net Assets consist of:
Paid in capital		$ 6,439,254
Accumulated net investment loss		(18,535)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		498,615
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		798,869
Net Assets		$ 7,718,203

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,610,481 ÷ 68,234 shares)	$ 23.60

Maximum offering price per share (100/94.25 of $23.60)	$ 25.04
Class T: Net Asset Value and redemption price per share ($4,059,224 ÷ 170,460 shares)	$ 23.81

Maximum offering price per share (100/96.50 of $23.81)	$ 24.67
Class B: Net Asset Value and offering price per share ($793,915 ÷ 34,883 shares)A	$ 22.76

Class C: Net Asset Value and offering price per share ($531,769 ÷ 23,342 shares)A	$ 22.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($722,814 ÷ 29,758 shares)	$ 24.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends (including $3,082 received from other affiliated issuers)		$ 30,342
Interest		62
Income from affiliated Central Funds (including $2,146 from security lending)		3,061
Total income		33,465

Expenses
Management fee	$ 23,161
Transfer agent fees	9,080
Distribution fees	20,165
Accounting and security lending fees	667
Independent trustees' compensation	16
Custodian fees and expenses	273
Registration fees	249
Audit	48
Legal	64
Interest	35
Miscellaneous	(312)
Total expenses before reductions	53,446
Expense reductions	(1,444)	52,002
Net investment income (loss)		(18,537)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	635,502
Other affiliated issuers	(13,273)
Foreign currency transactions	932
Total net realized gain (loss)		623,161
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $174)	(392,183)
Assets and liabilities in foreign currencies	(1,021)
Total change in net unrealized appreciation (depreciation)		(393,204)
Net gain (loss)		229,957
Net increase (decrease) in net assets resulting from operations		$ 211,420

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (18,537)	$ (30,393)
Net realized gain (loss)	623,161	1,190,202
Change in net unrealized appreciation (depreciation)	(393,204)	(361,652)
Net increase (decrease) in net assets resulting from operations	211,420	798,157
Distributions to shareholders from net realized gain	(1,021,392)	(385,126)
Share transactions - net increase (decrease)	643,097	(976,721)
Total increase (decrease) in net assets	(166,875)	(563,690)

Net Assets
Beginning of period	7,885,078	8,448,768
End of period (including accumulated net investment loss of $18,535 and undistributed net investment income of $2, respectively)	$ 7,718,203	$ 7,885,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 26.31	$ 24.84	$ 21.08	$ 15.73	$ 17.95	$ 22.36
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	.03 F,I	(.06)	(.06) H	.08
Net realized and unrealized gain (loss)	.73	2.68	3.73	5.41	(2.10) H	(2.43)
Total from investment operations	.70	2.64	3.76	5.35	(2.16)	(2.35)
Distributions from net investment income	-	-	-	-	(.06)	(.04)
Distributions from net realized gain	(3.41)	(1.17)	-	-	-	(2.02)
Total distributions	(3.41)	(1.17)	-	-	(.06)	(2.06)
Net asset value, end of period	$ 23.60	$ 26.31	$ 24.84	$ 21.08	$ 15.73	$ 17.95
Total Return B,C,D	2.69%	11.16%	17.84%	34.01%	(12.09)%	(11.73)%
Ratios to Average Net Assets G
Expenses before reductions	1.11% A	1.15%	1.18%	1.21%	1.26%	1.16%
Expenses net of fee waivers, if any	1.11% A	1.15%	1.18%	1.21%	1.26%	1.16%
Expenses net of all reductions	1.07% A	1.08%	1.11%	1.07%	1.08%	1.07%
Net investment income (loss)	(.25)% A	(.18)%	.14% I	(.31)%	(.33)% H	.42%
Supplemental Data
Net assets, end of period (in millions)	$ 1,610	$ 1,565	$ 1,479	$ 877	$ 384	$ 233
Portfolio turnover rate	156% A	138%	130%	164%	221%	243%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.10 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HEffective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. IAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 26.48	$ 24.99	$ 21.24	$ 15.87	$ 18.09	$ 22.49
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	- F,I,J	(.09)	(.09) H	.04
Net realized and unrealized gain (loss)	.73	2.71	3.75	5.46	(2.13) H	(2.44)
Total from investment operations	.68	2.63	3.75	5.37	(2.22)	(2.40)
Distributions from net realized gain	(3.35)	(1.14)	-	-	-	(2.00)
Net asset value, end of period	$ 23.81	$ 26.48	$ 24.99	$ 21.24	$ 15.87	$ 18.09
Total Return B,C,D	2.59%	11.01%	17.66%	33.84%	(12.27)%	(11.86)%
Ratios to Average Net Assets G
Expenses before reductions	1.28% A	1.31%	1.32%	1.39%	1.44%	1.36%
Expenses net of fee waivers, if any	1.28% A	1.31%	1.32%	1.39%	1.44%	1.36%
Expenses net of all reductions	1.24% A	1.24%	1.25%	1.24%	1.26%	1.28%
Net investment income (loss)	(.42)% A	(.34)%	(.01)% J	(.48)%	(.51)% H	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 4,059	$ 4,182	$ 4,698	$ 3,228	$ 1,712	$ 1,405
Portfolio turnover rate	156% A	138%	130%	164%	221%	243%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.10 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 25.35	$ 23.97	$ 20.51	$ 15.41	$ 17.66	$ 22.06
Income from Investment Operations
Net investment income (loss) E	(.13)	(.23)	(.14) F,I	(.18)	(.18) H	(.07)
Net realized and unrealized gain (loss)	.72	2.60	3.60	5.28	(2.07) H	(2.40)
Total from investment operations	.59	2.37	3.46	5.10	(2.25)	(2.47)
Distributions from net realized gain	(3.18)	(.99)	-	-	-	(1.93)
Net asset value, end of period	$ 22.76	$ 25.35	$ 23.97	$ 20.51	$ 15.41	$ 17.66
Total Return B,C,D	2.28%	10.30%	16.87%	33.10%	(12.74)%	(12.41)%
Ratios to Average Net Assets G
Expenses before reductions	1.92% A	1.95%	1.97%	1.98%	1.98%	1.93%
Expenses net of fee waivers, if any	1.92% A	1.95%	1.97%	1.98%	1.98%	1.93%
Expenses net of all reductions	1.88% A	1.89%	1.91%	1.84%	1.80%	1.85%
Net investment income (loss)	(1.06)% A	(.98)%	(.66)% I	(1.08)%	(1.05)% H	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 794	$ 874	$ 972	$ 829	$ 550	$ 529
Portfolio turnover rate	156% A	138%	130%	164%	221%	243%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.10 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 25.38	$ 24.00	$ 20.52	$ 15.42	$ 17.66	$ 22.08
Income from Investment Operations
Net investment income (loss) E	(.12)	(.22)	(.13) F,I	(.18)	(.17) H	(.06)
Net realized and unrealized gain (loss)	.71	2.61	3.61	5.28	(2.07) H	(2.40)
Total from investment operations	.59	2.39	3.48	5.10	(2.24)	(2.46)
Distributions from net realized gain	(3.19)	(1.01)	-	-	-	(1.96)
Net asset value, end of period	$ 22.78	$ 25.38	$ 24.00	$ 20.52	$ 15.42	$ 17.66
Total Return B,C,D	2.29%	10.38%	16.96%	33.07%	(12.68)%	(12.37)%
Ratios to Average Net Assets G
Expenses before reductions	1.86% A	1.90%	1.92%	1.92%	1.93%	1.90%
Expenses net of fee waivers, if any	1.86% A	1.90%	1.92%	1.92%	1.93%	1.90%
Expenses net of all reductions	1.83% A	1.84%	1.85%	1.78%	1.75%	1.81%
Net investment income (loss)	(1.01)% A	(.93)%	(.60)% I	(1.02)%	(1.00)% H	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 532	$ 577	$ 653	$ 500	$ 296	$ 259
Portfolio turnover rate	156% A	138%	130%	164%	221%	243%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.10 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 27.04	$ 25.48	$ 21.54	$ 16.00	$ 18.22	$ 22.63
Income from Investment Operations
Net investment income (loss) D	.01	.05	.12 E,H	.02	.02 G	.15
Net realized and unrealized gain (loss)	.75	2.76	3.82	5.52	(2.14) G	(2.46)
Total from investment operations	.76	2.81	3.94	5.54	(2.12)	(2.31)
Distributions from net investment income	-	-	-	-	(.10)	(.08)
Distributions from net realized gain	(3.51)	(1.25)	-	-	-	(2.02)
Total distributions	(3.51)	(1.25)	-	-	(.10)	(2.10)
Net asset value, end of period	$ 24.29	$ 27.04	$ 25.48	$ 21.54	$ 16.00	$ 18.22
Total Return B,C	2.85%	11.58%	18.29%	34.63%	(11.72)%	(11.41)%
Ratios to Average Net Assets F
Expenses before reductions	.78% A	.79%	.79%	.81%	.82%	.82%
Expenses net of fee waivers, if any	.78% A	.79%	.79%	.81%	.82%	.82%
Expenses net of all reductions	.74% A	.73%	.73%	.66%	.64%	.73%
Net investment income (loss)	.08% A	.18%	.52% H	.09%	.11% G	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 723	$ 687	$ 647	$ 393	$ 221	$ 165
Portfolio turnover rate	156% A	138%	130%	164%	221%	243%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.10 per share. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

Certain funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,105,721
Unrealized depreciation	(321,379)
Net unrealized appreciation (depreciation)	$ 784,342
Cost for federal income tax purposes	$ 7,133,353

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,279,983 and $6,658,553, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,087	$ 52
Class T	.25%	.25%	10,772	69
Class B	.75%	.25%	4,392	3,299
Class C	.75%	.25%	2,914	87
			$ 20,165	$ 3,507

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47
Class T	37
Class B*	632
Class C*	5
$ 721

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,189	.26*
Class T	4,015	.19*
Class B	1,408	.32*
Class C	781	.27*
Institutional Class	687	.19*
	$ 9,080

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $98 for the period.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,385	4.68%	$ 35

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,233 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $146. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 17
Class T	41
Class C	2
Institutional Class	5
$ 65

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net realized gain
Class A	$ 208,630	$ 70,469
Class T	536,590	215,053
Class B	111,182	40,023
Class C	73,586	27,417
Institutional Class	91,404	32,164
Total	$ 1,021,392	$ 385,126

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	9,273	16,770	$ 231,620	$ 410,730
Reinvestment of distributions	8,225	2,749	198,611	65,696
Shares redeemed	(8,750)	(19,587)	(216,628)	(481,075)
Net increase (decrease)	8,748	(68)	$ 213,603	$ (4,649)
Class T
Shares sold	19,354	34,729	$ 486,467	$ 855,619
Reinvestment of distributions	21,301	8,564	519,267	206,157
Shares redeemed	(28,120)	(73,382)	(704,590)	(1,787,791)
Net increase (decrease)	12,535	(30,089)	$ 301,144	$ (726,015)
Class B
Shares sold	585	1,024	$ 13,976	$ 24,029
Reinvestment of distributions	4,343	1,568	101,562	36,269
Shares redeemed	(4,524)	(8,654)	(108,349)	(203,872)
Net increase (decrease)	404	(6,062)	$ 7,189	$ (143,574)
Class C
Shares sold	912	1,508	$ 21,758	$ 35,585
Reinvestment of distributions	2,674	1,003	62,594	23,222
Shares redeemed	(2,990)	(6,953)	(71,804)	(163,155)
Net increase (decrease)	596	(4,442)	$ 12,548	$ (104,348)
Institutional Class
Shares sold	4,020	6,345	$ 102,236	$ 159,531
Reinvestment of distributions	3,018	1,055	74,855	25,853
Shares redeemed	(2,688)	(7,389)	(68,478)	(183,519)
Net increase (decrease)	4,350	11	$ 108,613	$ 1,865

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Mid Cap Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

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Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management
& Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MCI-USAN-0706
1.786800.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Small Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,052.60	$ 6.81
Hypothetical A	$ 1,000.00	$ 1,018.30	$ 6.69
Class T
Actual	$ 1,000.00	$ 1,051.90	$ 7.67
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,048.60	$ 10.83
HypotheticalA	$ 1,000.00	$ 1,014.36	$ 10.65
Class C
Actual	$ 1,000.00	$ 1,048.70	$ 10.57
Hypothetical A	$ 1,000.00	$ 1,014.61	$ 10.40
Institutional Class
Actual	$ 1,000.00	$ 1,054.50	$ 4.97
HypotheticalA	$ 1,000.00	$ 1,020.09	$ 4.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.33%
Class T	1.50%
Class B	2.12%
Class C	2.07%
Institutional Class	.97%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Fisher Scientific International, Inc.	2.4	2.2
Alliant Techsystems, Inc.	2.2	2.2
Superior Energy Services, Inc.	2.2	1.5
Universal Compression Holdings, Inc.	2.1	0.2
Mettler-Toledo International, Inc.	2.1	2.0
LifePoint Hospitals, Inc.	1.8	1.2
Sierra Health Services, Inc.	1.8	1.8
j2 Global Communications, Inc.	1.7	0.0
Jackson Hewitt Tax Service, Inc.	1.6	0.8
Belden CDT, Inc.	1.6	0.9
	19.5
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.8	18.3
Health Care	16.4	16.0
Consumer Discretionary	14.3	19.4
Industrials	13.6	17.2
Financials	12.5	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 92.8%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 7.2%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	13.6%	** Foreign investments	10.2%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	946,600	$ 22,983
Diversified Consumer Services - 2.4%
Jackson Hewitt Tax Service, Inc.	1,652,200	54,027
Regis Corp.	413,700	14,347
Steiner Leisure Ltd. (a)	240,900	10,043
		78,417
Hotels, Restaurants & Leisure - 2.6%
Boyd Gaming Corp.	789,700	35,537
Domino's Pizza, Inc.	146,100	3,460
Penn National Gaming, Inc. (a)	995,341	38,251
Starbucks Coffee Japan Ltd.	19,482	8,933
		86,181
Household Durables - 1.7%
Blount International, Inc. (a)	795,600	10,200
Jarden Corp. (a)	855,550	25,701
Kasen International Holdings Ltd.	946,000	259
Samson Holding Ltd.	39,704,000	21,495
		57,655
Leisure Equipment & Products - 0.3%
Jumbo SA	777,600	10,265
Media - 1.2%
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,222,400	11,784
Seek Ltd.	8,211,533	28,415
		40,199
Specialty Retail - 2.6%
Asbury Automotive Group, Inc. (a)	527,200	10,997
Blacks Leisure Group PLC	269,450	2,666
Group 1 Automotive, Inc.	312,500	18,991
Lithia Motors, Inc. Class A (sub. vtg.)	314,800	10,074
Pacific Sunwear of California, Inc. (a)	609,500	13,379
Yamada Denki Co. Ltd.	293,900	30,415
		86,522
Textiles, Apparel & Luxury Goods - 2.8%
Asics Corp.	4,000,000	43,553
Liz Claiborne, Inc.	640,900	24,784
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Perry Ellis International, Inc. (a)	68,660	$ 1,659
Quiksilver, Inc. (a)	1,800,000	22,428
		92,424
TOTAL CONSUMER DISCRETIONARY		474,646
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.4%
Valor Co. Ltd.	619,700	13,205
Personal Products - 0.6%
Prestige Brands Holdings, Inc. (a)	1,809,251	19,504
TOTAL CONSUMER STAPLES		32,709
ENERGY - 8.5%
Energy Equipment & Services - 5.1%
Basic Energy Services, Inc.	850,600	27,951
Oil States International, Inc. (a)	28,700	997
Superior Energy Services, Inc. (a)	2,170,900	71,423
Universal Compression Holdings, Inc. (a)	1,216,100	70,680
		171,051
Oil, Gas & Consumable Fuels - 3.4%
Forest Oil Corp. (a)	449,635	14,676
International Coal Group, Inc. (a)	1,685,700	14,885
KCS Energy, Inc. (a)	1,075,500	30,308
Mariner Energy, Inc. (a)	363,889	6,215
Petroleum Development Corp. (a)	399,500	14,558
Plains Exploration & Production Co. (a)	571,600	20,406
Western Canadian Coal Corp. (a)(d)(e)	5,000,000	10,397
		111,445
TOTAL ENERGY		282,496
FINANCIALS - 12.5%
Commercial Banks - 1.7%
East West Bancorp, Inc.	561,000	22,412
EuroBancshares, Inc. (a)	837,648	8,268
Oriental Financial Group, Inc.	817,900	10,158
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	164,000	$ 2,900
Wilshire Bancorp, Inc.	661,000	11,693
		55,431
Diversified Financial Services - 0.4%
Marlin Business Services Corp. (a)(e)	730,573	15,444
Insurance - 8.6%
American Equity Investment Life Holding Co.	1,267,500	16,541
AmerUs Group Co.	440,300	25,599
Aspen Insurance Holdings Ltd.	1,076,600	23,330
Hilb Rogal & Hobbs Co.	1,292,500	50,291
Montpelier Re Holdings Ltd. (d)	335,800	5,232
Philadelphia Consolidated Holdings Corp. (a)	658,400	21,826
Platinum Underwriters Holdings Ltd.	1,156,570	31,158
Protective Life Corp.	690,100	30,585
Reinsurance Group of America, Inc.	604,200	28,669
Scottish Re Group Ltd.	230,900	4,484
StanCorp Financial Group, Inc.	687,200	33,549
United America Indemnity Ltd. Class A (a)	598,891	13,613
		284,877
Real Estate Investment Trusts - 0.2%
Windrose Medical Properties Trust	503,700	7,052
Real Estate Management & Development - 0.7%
Pirelli & C. Real Estate Spa	364,268	24,759
Thrifts & Mortgage Finance - 0.9%
Doral Financial Corp.	680,200	5,129
Farmer Mac Class C (non-vtg.)	44,900	1,125
W Holding Co., Inc.	3,102,162	23,142
		29,396
TOTAL FINANCIALS		416,959
HEALTH CARE - 16.4%
Health Care Equipment & Supplies - 3.9%
CONMED Corp. (a)	1,382,194	26,870
Cooper Companies, Inc.	730,800	34,603
DJ Orthopedics, Inc. (a)	608,300	23,328
Medical Action Industries, Inc. (a)	476,054	10,930
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Merit Medical Systems, Inc. (a)	698,192	$ 7,994
Orthofix International NV (a)	691,281	26,269
		129,994
Health Care Providers & Services - 9.1%
Allied Healthcare International, Inc. (a)(e)	2,572,800	9,828
AmSurg Corp. (a)	734,100	17,684
Apria Healthcare Group, Inc. (a)	1,469,414	28,213
Coventry Health Care, Inc. (a)	712,400	37,223
LifePoint Hospitals, Inc. (a)	1,704,000	60,202
Omnicare, Inc.	661,900	30,686
Pediatrix Medical Group, Inc. (a)	487,600	22,522
RehabCare Group, Inc. (a)	402,800	6,795
Sierra Health Services, Inc. (a)	1,456,200	59,995
Universal Health Services, Inc. Class B	602,200	30,568
		303,716
Life Sciences Tools & Services - 3.4%
Fisher Scientific International, Inc. (a)	1,073,400	79,699
Invitrogen Corp. (a)	495,300	31,570
		111,269
TOTAL HEALTH CARE		544,979
INDUSTRIALS - 13.6%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc. (a)	925,110	72,214
BE Aerospace, Inc. (a)	399,126	8,849
DRS Technologies, Inc.	671,800	35,780
		116,843
Air Freight & Logistics - 0.8%
Pacer International, Inc.	894,900	26,408
Commercial Services & Supplies - 6.0%
Aramark Corp. Class B	1,201,600	39,352
Corrections Corp. of America (a)	570,591	29,186
FTI Consulting, Inc. (a)	1,318,100	34,785
SOURCECORP, Inc. (a)(e)	1,274,452	31,708
The Geo Group, Inc. (a)	347,200	12,951
Waste Connections, Inc. (a)	1,328,550	51,083
		199,065
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.5%
URS Corp. (a)	365,000	$ 15,472
Electrical Equipment - 0.7%
Genlyte Group, Inc. (a)	334,100	23,313
Machinery - 0.8%
Actuant Corp. Class A	423,600	25,005
Road & Rail - 1.3%
Laidlaw International, Inc.	1,475,900	37,193
Universal Truckload Services, Inc. (a)	230,932	7,431
		44,624
TOTAL INDUSTRIALS		450,730
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 2.6%
Belden CDT, Inc.	1,688,450	53,743
Black Box Corp.	180,200	9,307
Plantronics, Inc.	1,131,000	24,373
		87,423
Computers & Peripherals - 0.1%
Phison Electronics Corp.	525,000	2,926
Electronic Equipment & Instruments - 5.9%
Elec & Eltek International Co. Ltd.	2,566,000	6,030
FLIR Systems, Inc. (a)	790,283	20,176
Global Imaging Systems, Inc. (a)	914,936	37,467
Insight Enterprises, Inc. (a)	945,500	17,151
INTOPS Co. Ltd. (e)	521,763	12,001
Measurement Specialties, Inc. (a)	351,199	9,598
Mercury Computer Systems, Inc. (a)(e)	1,398,968	22,971
Mettler-Toledo International, Inc. (a)	1,078,700	69,889
		195,283
Internet Software & Services - 1.7%
Fluxx AG (a)	75,545	769
j2 Global Communications, Inc. (a)	2,137,682	56,777
		57,546
IT Services - 6.1%
Alliance Data Systems Corp. (a)	884,100	46,919
CACI International, Inc. Class A (a)	504,400	30,728
Computer Sciences Corp. (a)	723,000	40,669
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	911,500	$ 33,489
Kanbay International, Inc. (a)	1,499,446	20,737
NCI, Inc. Class A	160,122	2,176
SI International, Inc. (a)(e)	640,470	20,296
SinoCom Software Group Ltd.	288,000	84
Software Research Association (SRA)	513,800	7,003
		202,101
Software - 1.4%
Blackbaud, Inc.	1,221,800	23,471
EPIQ Systems, Inc. (a)	866,014	13,874
Open Solutions, Inc. (a)	311,500	8,644
		45,989
TOTAL INFORMATION TECHNOLOGY		591,268
MATERIALS - 4.5%
Chemicals - 1.2%
OM Group, Inc. (a)	582,300	18,447
RPM International, Inc.	1,054,300	19,642
The Nippon Synthetic Chemical Industry Co. Ltd.	412,000	1,845
		39,934
Containers & Packaging - 0.3%
Packaging Dynamics Corp. (e)	778,500	10,876
Metals & Mining - 2.9%
Cleveland-Cliffs, Inc. (d)	413,400	30,435
Compania de Minas Buenaventura SA sponsored ADR	347,500	8,955
Steel Dynamics, Inc.	391,800	22,760
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	1,074,900	34,765
		96,915
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	147,100	3,732
TOTAL MATERIALS		151,457
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.2%
Premiere Global Services, Inc. (a)	955,700	7,168
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.9%
Investcom LLC GDR	2,195,796	$ 41,171
Leap Wireless International, Inc. (a)	744,200	32,618
MTN Group Ltd.	4,795,800	39,648
Vimpel Communications sponsored ADR (a)	359,900	15,065
		128,502
TOTAL TELECOMMUNICATION SERVICES		135,670
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp. (a)	246,900	3,170
TOTAL COMMON STOCKS (Cost $2,753,960)		3,084,084
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f) (Cost $108)	7,200	0
Money Market Funds - 7.9%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.03% (b)	240,721,450	$ 240,721
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	21,155,975	21,156
TOTAL MONEY MARKET FUNDS (Cost $261,877)		261,877
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,015,945)		3,345,961
NET OTHER ASSETS - (0.7)%		(23,512)
NET ASSETS - 100%		$ 3,322,449
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 108
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,045
Fidelity Securities Lending Cash Central Fund	128
Total	$ 2,173
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Allied Healthcare International, Inc.	$ 15,437	$ -	$ -	$ -	$ 9,828
BE Aerospace, Inc.	56,732	-	68,415	-	-
Candela Corp.	16,681	-	18,282	-	-
EuroBancshares, Inc.	10,116	3,269	2,482	-	-
INTOPS Co. Ltd.	-	18,099	-	-	12,001
Marlin Business Services Corp.	11,646	4,629	-	-	15,444
Mercury Computer Systems, Inc.	6,474	22,920	1,141	-	22,971
Neoware Systems, Inc.	21,870	-	25,647	-	-
Olympic Steel, Inc.	11,247	-	14,347	16	-
Packaging Dynamics Corp.	7,979	-	-	51	10,876
SI International, Inc.	14,254	3,150	-	-	20,296
SOURCECORP, Inc.	27,238	6,042	-	-	31,708
Waste Connections, Inc.	95,740	-	50,920	-	-
Western Canadian Coal Corp.	-	15,281	-	-	10,397
Total	$ 295,414	$ 73,390	$ 181,234	$ 67	$ 133,521
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.4%
Japan	3.2%
Bermuda	1.8%
United Arab Emirates	1.2%
South Africa	1.2%
Cayman Islands	1.1%
Brazil	1.0%
Others (individually less than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,759) - See accompanying schedule: Unaffiliated issuers (cost $2,604,193)	$ 2,950,563
Affiliated Central Funds (cost $261,877)	261,877
Other affiliated issuers (cost $149,875)	133,521
Total Investments (cost $3,015,945)		$ 3,345,961
Receivable for investments sold		5,543
Receivable for fund shares sold		3,997
Dividends receivable		1,711
Interest receivable		811
Prepaid expenses		7
Other receivables		24
Total assets		3,358,054

Liabilities
Payable for investments purchased	$ 3,191
Payable for fund shares redeemed	7,015
Accrued management fee	2,033
Distribution fees payable	1,328
Other affiliated payables	811
Other payables and accrued expenses	71
Collateral on securities loaned, at value	21,156
Total liabilities		35,605

Net Assets		$ 3,322,449
Net Assets consist of:
Paid in capital		$ 2,805,336
Accumulated net investment loss		(13,326)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		200,403
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		330,036
Net Assets		$ 3,322,449

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($700,173 ÷ 29,903 shares)	$ 23.41

Maximum offering price per share (100/94.25 of $23.41)	$ 24.84
Class T: Net Asset Value and redemption price per share ($1,568,616 ÷ 68,393 shares)	$ 22.94

Maximum offering price per share (100/96.50 of $22.94)	$ 23.77
Class B: Net Asset Value and offering price per share ($268,203 ÷ 12,280 shares)A	$ 21.84

Class C: Net Asset Value and offering price per share ($319,526 ÷ 14,524 shares)A	$ 22.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($465,931 ÷ 19,292 shares)	$ 24.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends (including $67 received from other affiliated issuers)		$ 8,702
Interest		1
Income from affiliated Central Funds		2,173
Total income		10,876

Expenses
Management fee	$ 11,997
Transfer agent fees	4,398
Distribution fees	7,927
Accounting and security lending fees	530
Independent trustees' compensation	7
Custodian fees and expenses	143
Registration fees	155
Audit	34
Legal	27
Miscellaneous	(56)
Total expenses before reductions	25,162
Expense reductions	(960)	24,202
Net investment income (loss)		(13,326)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	127,455
Other affiliated issuers	74,520
Foreign currency transactions	(468)
Total net realized gain (loss)		201,507
Change in net unrealized appreciation (depreciation) on: Investment securities	(23,662)
Assets and liabilities in foreign currencies	11
Total change in net unrealized appreciation (depreciation)		(23,651)
Net gain (loss)		177,856
Net increase (decrease) in net assets resulting from operations		$ 164,530

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (13,326)	$ (26,141)
Net realized gain (loss)	201,507	587,951
Change in net unrealized appreciation (depreciation)	(23,651)	(284,873)
Net increase (decrease) in net assets resulting from operations	164,530	276,937
Distributions to shareholders from net realized gain	(579,174)	(4,389)
Share transactions - net increase (decrease)	534,791	393,666
Total increase (decrease) in net assets	120,147	666,214

Net Assets
Beginning of period	3,202,302	2,536,088
End of period (including accumulated net investment loss of $13,326 and $0, respectively)	$ 3,322,449	$ 3,202,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 26.65	$ 24.10	$ 19.63	$ 15.56	$ 16.83	$ 17.47
Income from Investment Operations
Net investment income (loss) E	(.07)	(.19)	(.17) F	(.16)	(.13)	(.08)
Net realized and unrealized gain (loss)	1.36	2.78	4.64	4.23	(1.14)	(.56)
Total from investment operations	1.29	2.59	4.47	4.07	(1.27)	(.64)
Distributions from net realized gain	(4.53)	(.04)	-	-	-	-
Net asset value, end of period	$ 23.41	$ 26.65	$ 24.10	$ 19.63	$ 15.56	$ 16.83
Total Return B, C, D	5.26%	10.77%	22.77%	26.16%	(7.55)%	(3.66)%
Ratios to Average Net Assets G
Expenses before reductions	1.33% A	1.39%	1.36%	1.39%	1.41%	1.35%
Expenses net of fee waivers, if any	1.33% A	1.39%	1.36%	1.39%	1.41%	1.35%
Expenses net of all reductions	1.27% A	1.36%	1.34%	1.35%	1.38%	1.34%
Net investment income (loss)	(.62)% A	(.74)%	(.81)%	(.99)%	(.81)%	(.47)%
Supplemental Data
Net assets, end of period (in millions)	$ 700	$ 636	$ 432	$ 193	$ 117	$ 105
Portfolio turnover rate	74% A	102%	36%	47%	40%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 26.22	$ 23.74	$ 19.38	$ 15.40	$ 16.70	$ 17.37
Income from Investment Operations
Net investment income (loss) E	(.09)	(.22)	(.22) F	(.20)	(.17)	(.12)
Net realized and unrealized gain (loss)	1.34	2.74	4.58	4.18	(1.13)	(.55)
Total from investment operations	1.25	2.52	4.36	3.98	(1.30)	(.67)
Distributions from net realized gain	(4.53)	(.04)	-	-	-	-
Net asset value, end of period	$ 22.94	$ 26.22	$ 23.74	$ 19.38	$ 15.40	$ 16.70
Total Return B, C, D	5.19%	10.64%	22.50%	25.84%	(7.78)%	(3.86)%
Ratios to Average Net Assets G
Expenses before reductions	1.50% A	1.54%	1.58%	1.63%	1.64%	1.58%
Expenses net of fee waivers, if any	1.50% A	1.54%	1.58%	1.63%	1.64%	1.58%
Expenses net of all reductions	1.44% A	1.51%	1.57%	1.59%	1.61%	1.57%
Net investment income (loss)	(.79)% A	(.89)%	(1.04)%	(1.23)%	(1.04)%	(.69)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,569	$ 1,514	$ 1,240	$ 854	$ 612	$ 611
Portfolio turnover rate	74% A	102%	36%	47%	40%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 25.24	$ 23.00	$ 18.88	$ 15.09	$ 16.45	$ 17.20
Income from Investment Operations
Net investment income (loss) E	(.16)	(.35)	(.33) F	(.28)	(.25)	(.21)
Net realized and unrealized gain (loss)	1.29	2.63	4.45	4.07	(1.11)	(.54)
Total from investment operations	1.13	2.28	4.12	3.79	(1.36)	(.75)
Distributions from net realized gain	(4.53)	(.04)	-	-	-	-
Net asset value, end of period	$ 21.84	$ 25.24	$ 23.00	$ 18.88	$ 15.09	$ 16.45
Total Return B, C, D	4.86%	9.93%	21.82%	25.12%	(8.27)%	(4.36)%
Ratios to Average Net Assets G
Expenses before reductions	2.12% A	2.13%	2.18%	2.19%	2.18%	2.12%
Expenses net of fee waivers, if any	2.12% A	2.13%	2.18%	2.19%	2.18%	2.12%
Expenses net of all reductions	2.06% A	2.10%	2.16%	2.15%	2.15%	2.10%
Net investment income (loss)	(1.41)% A	(1.48)%	(1.63)%	(1.79)%	(1.58)%	(1.23)%
Supplemental Data
Net assets, end of period (in millions)	$ 268	$ 315	$ 343	$ 298	$ 246	$ 271
Portfolio turnover rate	74% A	102%	36%	47%	40%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 25.39	$ 23.12	$ 18.97	$ 15.15	$ 16.51	$ 17.26
Income from Investment Operations
Net investment income (loss) E	(.15)	(.35)	(.32) F	(.27)	(.25)	(.21)
Net realized and unrealized gain (loss)	1.29	2.66	4.47	4.09	(1.11)	(.54)
Total from investment operations	1.14	2.31	4.15	3.82	(1.36)	(.75)
Distributions from net realized gain	(4.53)	(.04)	-	-	-	-
Net asset value, end of period	$ 22.00	$ 25.39	$ 23.12	$ 18.97	$ 15.15	$ 16.51
Total Return B, C, D	4.87%	10.01%	21.88%	25.21%	(8.24)%	(4.35)%
Ratios to Average Net Assets G
Expenses before reductions	2.07% A	2.10%	2.12%	2.13%	2.13%	2.07%
Expenses net of fee waivers, if any	2.07% A	2.10%	2.12%	2.13%	2.13%	2.07%
Expenses net of all reductions	2.02% A	2.07%	2.10%	2.09%	2.10%	2.05%
Net investment income (loss)	(1.37)% A	(1.45)%	(1.57)%	(1.73)%	(1.53)%	(1.18)%
Supplemental Data
Net assets, end of period (in millions)	$ 320	$ 317	$ 294	$ 241	$ 190	$ 204
Portfolio turnover rate	74% A	102%	36%	47%	40%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 27.31	$ 24.60	$ 19.96	$ 15.76	$ 16.97	$ 17.55
Income from Investment Operations
Net investment income (loss) D	(.03)	(.09)	(.10) E	(.10)	(.07)	(.01)
Net realized and unrealized gain (loss)	1.40	2.84	4.74	4.30	(1.14)	(.57)
Total from investment operations	1.37	2.75	4.64	4.20	(1.21)	(.58)
Distributions from net realized gain	(4.53)	(.04)	-	-	-	-
Net asset value, end of period	$ 24.15	$ 27.31	$ 24.60	$ 19.96	$ 15.76	$ 16.97
Total Return B, C	5.45%	11.20%	23.25%	26.65%	(7.13)%	(3.30)%
Ratios to Average Net Assets F
Expenses before reductions	.97% A	.98%	1.01%	.99%	1.00%	.96%
Expenses net of fee waivers, if any	.97% A	.98%	1.01%	.99%	1.00%	.96%
Expenses net of all reductions	.92% A	.95%	.99%	.95%	.97%	.95%
Net investment income (loss)	(.27)% A	(.33)%	(.46)%	(.58)%	(.40)%	(.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 466	$ 421	$ 227	$ 108	$ 70	$ 61
Portfolio turnover rate	74% A	102%	36%	47%	40%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.02 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 466,681
Unrealized depreciation	(137,038)
Net unrealized appreciation (depreciation)	329,643
Cost for federal income tax purposes	$ 3,016,318

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,193,801 and $1,455,706, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 877	$ 31
Class T	.25%	.25%	3,928	49
Class B	.75%	.25%	1,489	1,118
Class C	.75%	.25%	1,633	227
			$ 7,927	$ 1,425

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 202
Class T	48
Class B*	189
Class C*	13
$ 452

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,082	.31*
Class T	1,831	.23*
Class B	522	.35*
Class C	496	.30*
Institutional Class	467	.21*
	$ 4,398

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $44 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $128.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $935 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4
Class T	17
$ 21

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net realized gain
Class A	$ 117,199	$ 743
Class T	271,590	2,146
Class B	57,646	593
Class C	59,141	515
Institutional Class	73,598	392
Total	$ 579,174	$ 4,389

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	10,766	12,247	$ 258,194	$ 311,795
Reinvestment of distributions	4,516	29	107,554	674
Shares redeemed	(9,244)	(6,318)	(217,793)	(158,348)
Net increase (decrease)	6,038	5,958	$ 147,955	$ 154,121
Class T
Shares sold	12,743	26,553	$ 299,118	$ 657,753
Reinvestment of distributions	10,888	89	254,634	2,058
Shares redeemed	(12,969)	(21,123)	(305,023)	(514,610)
Net increase (decrease)	10,662	5,519	$ 248,729	$ 145,201
Class B
Shares sold	684	1,223	$ 15,341	$ 29,044
Reinvestment of distributions	2,263	23	50,635	512
Shares redeemed	(3,129)	(3,718)	(69,852)	(89,163)
Net increase (decrease)	(182)	(2,472)	$ (3,876)	$ (59,607)
Class C
Shares sold	1,778	2,984	$ 40,125	$ 71,857
Reinvestment of distributions	2,271	19	51,148	438
Shares redeemed	(2,027)	(3,212)	(45,538)	(76,497)
Net increase (decrease)	2,022	(209)	$ 45,735	$ (4,202)
Institutional Class
Shares sold	4,508	8,589	$ 111,076	$ 220,855
Reinvestment of distributions	2,264	12	55,502	293
Shares redeemed	(2,878)	(2,453)	(70,330)	(62,995)
Net increase (decrease)	3,894	6,148	$ 96,248	$ 158,153

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Small Cap Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ASCF-USAN-0706
1.786801.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Small Cap
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,052.60	$ 6.81
Hypothetical A	$ 1,000.00	$ 1,018.30	$ 6.69
Class T
Actual	$ 1,000.00	$ 1,051.90	$ 7.67
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,048.60	$ 10.83
HypotheticalA	$ 1,000.00	$ 1,014.36	$ 10.65
Class C
Actual	$ 1,000.00	$ 1,048.70	$ 10.57
Hypothetical A	$ 1,000.00	$ 1,014.61	$ 10.40
Institutional Class
Actual	$ 1,000.00	$ 1,054.50	$ 4.97
HypotheticalA	$ 1,000.00	$ 1,020.09	$ 4.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.33%
Class T	1.50%
Class B	2.12%
Class C	2.07%
Institutional Class	.97%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Fisher Scientific International, Inc.	2.4	2.2
Alliant Techsystems, Inc.	2.2	2.2
Superior Energy Services, Inc.	2.2	1.5
Universal Compression Holdings, Inc.	2.1	0.2
Mettler-Toledo International, Inc.	2.1	2.0
LifePoint Hospitals, Inc.	1.8	1.2
Sierra Health Services, Inc.	1.8	1.8
j2 Global Communications, Inc.	1.7	0.0
Jackson Hewitt Tax Service, Inc.	1.6	0.8
Belden CDT, Inc.	1.6	0.9
	19.5
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.8	18.3
Health Care	16.4	16.0
Consumer Discretionary	14.3	19.4
Industrials	13.6	17.2
Financials	12.5	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 92.8%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 7.2%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	13.6%	** Foreign investments	10.2%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	946,600	$ 22,983
Diversified Consumer Services - 2.4%
Jackson Hewitt Tax Service, Inc.	1,652,200	54,027
Regis Corp.	413,700	14,347
Steiner Leisure Ltd. (a)	240,900	10,043
		78,417
Hotels, Restaurants & Leisure - 2.6%
Boyd Gaming Corp.	789,700	35,537
Domino's Pizza, Inc.	146,100	3,460
Penn National Gaming, Inc. (a)	995,341	38,251
Starbucks Coffee Japan Ltd.	19,482	8,933
		86,181
Household Durables - 1.7%
Blount International, Inc. (a)	795,600	10,200
Jarden Corp. (a)	855,550	25,701
Kasen International Holdings Ltd.	946,000	259
Samson Holding Ltd.	39,704,000	21,495
		57,655
Leisure Equipment & Products - 0.3%
Jumbo SA	777,600	10,265
Media - 1.2%
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,222,400	11,784
Seek Ltd.	8,211,533	28,415
		40,199
Specialty Retail - 2.6%
Asbury Automotive Group, Inc. (a)	527,200	10,997
Blacks Leisure Group PLC	269,450	2,666
Group 1 Automotive, Inc.	312,500	18,991
Lithia Motors, Inc. Class A (sub. vtg.)	314,800	10,074
Pacific Sunwear of California, Inc. (a)	609,500	13,379
Yamada Denki Co. Ltd.	293,900	30,415
		86,522
Textiles, Apparel & Luxury Goods - 2.8%
Asics Corp.	4,000,000	43,553
Liz Claiborne, Inc.	640,900	24,784
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Perry Ellis International, Inc. (a)	68,660	$ 1,659
Quiksilver, Inc. (a)	1,800,000	22,428
		92,424
TOTAL CONSUMER DISCRETIONARY		474,646
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.4%
Valor Co. Ltd.	619,700	13,205
Personal Products - 0.6%
Prestige Brands Holdings, Inc. (a)	1,809,251	19,504
TOTAL CONSUMER STAPLES		32,709
ENERGY - 8.5%
Energy Equipment & Services - 5.1%
Basic Energy Services, Inc.	850,600	27,951
Oil States International, Inc. (a)	28,700	997
Superior Energy Services, Inc. (a)	2,170,900	71,423
Universal Compression Holdings, Inc. (a)	1,216,100	70,680
		171,051
Oil, Gas & Consumable Fuels - 3.4%
Forest Oil Corp. (a)	449,635	14,676
International Coal Group, Inc. (a)	1,685,700	14,885
KCS Energy, Inc. (a)	1,075,500	30,308
Mariner Energy, Inc. (a)	363,889	6,215
Petroleum Development Corp. (a)	399,500	14,558
Plains Exploration & Production Co. (a)	571,600	20,406
Western Canadian Coal Corp. (a)(d)(e)	5,000,000	10,397
		111,445
TOTAL ENERGY		282,496
FINANCIALS - 12.5%
Commercial Banks - 1.7%
East West Bancorp, Inc.	561,000	22,412
EuroBancshares, Inc. (a)	837,648	8,268
Oriental Financial Group, Inc.	817,900	10,158
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	164,000	$ 2,900
Wilshire Bancorp, Inc.	661,000	11,693
		55,431
Diversified Financial Services - 0.4%
Marlin Business Services Corp. (a)(e)	730,573	15,444
Insurance - 8.6%
American Equity Investment Life Holding Co.	1,267,500	16,541
AmerUs Group Co.	440,300	25,599
Aspen Insurance Holdings Ltd.	1,076,600	23,330
Hilb Rogal & Hobbs Co.	1,292,500	50,291
Montpelier Re Holdings Ltd. (d)	335,800	5,232
Philadelphia Consolidated Holdings Corp. (a)	658,400	21,826
Platinum Underwriters Holdings Ltd.	1,156,570	31,158
Protective Life Corp.	690,100	30,585
Reinsurance Group of America, Inc.	604,200	28,669
Scottish Re Group Ltd.	230,900	4,484
StanCorp Financial Group, Inc.	687,200	33,549
United America Indemnity Ltd. Class A (a)	598,891	13,613
		284,877
Real Estate Investment Trusts - 0.2%
Windrose Medical Properties Trust	503,700	7,052
Real Estate Management & Development - 0.7%
Pirelli & C. Real Estate Spa	364,268	24,759
Thrifts & Mortgage Finance - 0.9%
Doral Financial Corp.	680,200	5,129
Farmer Mac Class C (non-vtg.)	44,900	1,125
W Holding Co., Inc.	3,102,162	23,142
		29,396
TOTAL FINANCIALS		416,959
HEALTH CARE - 16.4%
Health Care Equipment & Supplies - 3.9%
CONMED Corp. (a)	1,382,194	26,870
Cooper Companies, Inc.	730,800	34,603
DJ Orthopedics, Inc. (a)	608,300	23,328
Medical Action Industries, Inc. (a)	476,054	10,930
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Merit Medical Systems, Inc. (a)	698,192	$ 7,994
Orthofix International NV (a)	691,281	26,269
		129,994
Health Care Providers & Services - 9.1%
Allied Healthcare International, Inc. (a)(e)	2,572,800	9,828
AmSurg Corp. (a)	734,100	17,684
Apria Healthcare Group, Inc. (a)	1,469,414	28,213
Coventry Health Care, Inc. (a)	712,400	37,223
LifePoint Hospitals, Inc. (a)	1,704,000	60,202
Omnicare, Inc.	661,900	30,686
Pediatrix Medical Group, Inc. (a)	487,600	22,522
RehabCare Group, Inc. (a)	402,800	6,795
Sierra Health Services, Inc. (a)	1,456,200	59,995
Universal Health Services, Inc. Class B	602,200	30,568
		303,716
Life Sciences Tools & Services - 3.4%
Fisher Scientific International, Inc. (a)	1,073,400	79,699
Invitrogen Corp. (a)	495,300	31,570
		111,269
TOTAL HEALTH CARE		544,979
INDUSTRIALS - 13.6%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc. (a)	925,110	72,214
BE Aerospace, Inc. (a)	399,126	8,849
DRS Technologies, Inc.	671,800	35,780
		116,843
Air Freight & Logistics - 0.8%
Pacer International, Inc.	894,900	26,408
Commercial Services & Supplies - 6.0%
Aramark Corp. Class B	1,201,600	39,352
Corrections Corp. of America (a)	570,591	29,186
FTI Consulting, Inc. (a)	1,318,100	34,785
SOURCECORP, Inc. (a)(e)	1,274,452	31,708
The Geo Group, Inc. (a)	347,200	12,951
Waste Connections, Inc. (a)	1,328,550	51,083
		199,065
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.5%
URS Corp. (a)	365,000	$ 15,472
Electrical Equipment - 0.7%
Genlyte Group, Inc. (a)	334,100	23,313
Machinery - 0.8%
Actuant Corp. Class A	423,600	25,005
Road & Rail - 1.3%
Laidlaw International, Inc.	1,475,900	37,193
Universal Truckload Services, Inc. (a)	230,932	7,431
		44,624
TOTAL INDUSTRIALS		450,730
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 2.6%
Belden CDT, Inc.	1,688,450	53,743
Black Box Corp.	180,200	9,307
Plantronics, Inc.	1,131,000	24,373
		87,423
Computers & Peripherals - 0.1%
Phison Electronics Corp.	525,000	2,926
Electronic Equipment & Instruments - 5.9%
Elec & Eltek International Co. Ltd.	2,566,000	6,030
FLIR Systems, Inc. (a)	790,283	20,176
Global Imaging Systems, Inc. (a)	914,936	37,467
Insight Enterprises, Inc. (a)	945,500	17,151
INTOPS Co. Ltd. (e)	521,763	12,001
Measurement Specialties, Inc. (a)	351,199	9,598
Mercury Computer Systems, Inc. (a)(e)	1,398,968	22,971
Mettler-Toledo International, Inc. (a)	1,078,700	69,889
		195,283
Internet Software & Services - 1.7%
Fluxx AG (a)	75,545	769
j2 Global Communications, Inc. (a)	2,137,682	56,777
		57,546
IT Services - 6.1%
Alliance Data Systems Corp. (a)	884,100	46,919
CACI International, Inc. Class A (a)	504,400	30,728
Computer Sciences Corp. (a)	723,000	40,669
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	911,500	$ 33,489
Kanbay International, Inc. (a)	1,499,446	20,737
NCI, Inc. Class A	160,122	2,176
SI International, Inc. (a)(e)	640,470	20,296
SinoCom Software Group Ltd.	288,000	84
Software Research Association (SRA)	513,800	7,003
		202,101
Software - 1.4%
Blackbaud, Inc.	1,221,800	23,471
EPIQ Systems, Inc. (a)	866,014	13,874
Open Solutions, Inc. (a)	311,500	8,644
		45,989
TOTAL INFORMATION TECHNOLOGY		591,268
MATERIALS - 4.5%
Chemicals - 1.2%
OM Group, Inc. (a)	582,300	18,447
RPM International, Inc.	1,054,300	19,642
The Nippon Synthetic Chemical Industry Co. Ltd.	412,000	1,845
		39,934
Containers & Packaging - 0.3%
Packaging Dynamics Corp. (e)	778,500	10,876
Metals & Mining - 2.9%
Cleveland-Cliffs, Inc. (d)	413,400	30,435
Compania de Minas Buenaventura SA sponsored ADR	347,500	8,955
Steel Dynamics, Inc.	391,800	22,760
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	1,074,900	34,765
		96,915
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	147,100	3,732
TOTAL MATERIALS		151,457
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.2%
Premiere Global Services, Inc. (a)	955,700	7,168
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.9%
Investcom LLC GDR	2,195,796	$ 41,171
Leap Wireless International, Inc. (a)	744,200	32,618
MTN Group Ltd.	4,795,800	39,648
Vimpel Communications sponsored ADR (a)	359,900	15,065
		128,502
TOTAL TELECOMMUNICATION SERVICES		135,670
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp. (a)	246,900	3,170
TOTAL COMMON STOCKS (Cost $2,753,960)		3,084,084
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f) (Cost $108)	7,200	0
Money Market Funds - 7.9%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.03% (b)	240,721,450	$ 240,721
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	21,155,975	21,156
TOTAL MONEY MARKET FUNDS (Cost $261,877)		261,877
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,015,945)		3,345,961
NET OTHER ASSETS - (0.7)%		(23,512)
NET ASSETS - 100%		$ 3,322,449
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 108
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,045
Fidelity Securities Lending Cash Central Fund	128
Total	$ 2,173
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Allied Healthcare International, Inc.	$ 15,437	$ -	$ -	$ -	$ 9,828
BE Aerospace, Inc.	56,732	-	68,415	-	-
Candela Corp.	16,681	-	18,282	-	-
EuroBancshares, Inc.	10,116	3,269	2,482	-	-
INTOPS Co. Ltd.	-	18,099	-	-	12,001
Marlin Business Services Corp.	11,646	4,629	-	-	15,444
Mercury Computer Systems, Inc.	6,474	22,920	1,141	-	22,971
Neoware Systems, Inc.	21,870	-	25,647	-	-
Olympic Steel, Inc.	11,247	-	14,347	16	-
Packaging Dynamics Corp.	7,979	-	-	51	10,876
SI International, Inc.	14,254	3,150	-	-	20,296
SOURCECORP, Inc.	27,238	6,042	-	-	31,708
Waste Connections, Inc.	95,740	-	50,920	-	-
Western Canadian Coal Corp.	-	15,281	-	-	10,397
Total	$ 295,414	$ 73,390	$ 181,234	$ 67	$ 133,521
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.4%
Japan	3.2%
Bermuda	1.8%
United Arab Emirates	1.2%
South Africa	1.2%
Cayman Islands	1.1%
Brazil	1.0%
Others (individually less than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,759) - See accompanying schedule: Unaffiliated issuers (cost $2,604,193)	$ 2,950,563
Affiliated Central Funds (cost $261,877)	261,877
Other affiliated issuers (cost $149,875)	133,521
Total Investments (cost $3,015,945)		$ 3,345,961
Receivable for investments sold		5,543
Receivable for fund shares sold		3,997
Dividends receivable		1,711
Interest receivable		811
Prepaid expenses		7
Other receivables		24
Total assets		3,358,054

Liabilities
Payable for investments purchased	$ 3,191
Payable for fund shares redeemed	7,015
Accrued management fee	2,033
Distribution fees payable	1,328
Other affiliated payables	811
Other payables and accrued expenses	71
Collateral on securities loaned, at value	21,156
Total liabilities		35,605

Net Assets		$ 3,322,449
Net Assets consist of:
Paid in capital		$ 2,805,336
Accumulated net investment loss		(13,326)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		200,403
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		330,036
Net Assets		$ 3,322,449

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($700,173 ÷ 29,903 shares)	$ 23.41

Maximum offering price per share (100/94.25 of $23.41)	$ 24.84
Class T: Net Asset Value and redemption price per share ($1,568,616 ÷ 68,393 shares)	$ 22.94

Maximum offering price per share (100/96.50 of $22.94)	$ 23.77
Class B: Net Asset Value and offering price per share ($268,203 ÷ 12,280 shares)A	$ 21.84

Class C: Net Asset Value and offering price per share ($319,526 ÷ 14,524 shares)A	$ 22.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($465,931 ÷ 19,292 shares)	$ 24.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends (including $67 received from other affiliated issuers)		$ 8,702
Interest		1
Income from affiliated Central Funds		2,173
Total income		10,876

Expenses
Management fee	$ 11,997
Transfer agent fees	4,398
Distribution fees	7,927
Accounting and security lending fees	530
Independent trustees' compensation	7
Custodian fees and expenses	143
Registration fees	155
Audit	34
Legal	27
Miscellaneous	(56)
Total expenses before reductions	25,162
Expense reductions	(960)	24,202
Net investment income (loss)		(13,326)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	127,455
Other affiliated issuers	74,520
Foreign currency transactions	(468)
Total net realized gain (loss)		201,507
Change in net unrealized appreciation (depreciation) on: Investment securities	(23,662)
Assets and liabilities in foreign currencies	11
Total change in net unrealized appreciation (depreciation)		(23,651)
Net gain (loss)		177,856
Net increase (decrease) in net assets resulting from operations		$ 164,530

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (13,326)	$ (26,141)
Net realized gain (loss)	201,507	587,951
Change in net unrealized appreciation (depreciation)	(23,651)	(284,873)
Net increase (decrease) in net assets resulting from operations	164,530	276,937
Distributions to shareholders from net realized gain	(579,174)	(4,389)
Share transactions - net increase (decrease)	534,791	393,666
Total increase (decrease) in net assets	120,147	666,214

Net Assets
Beginning of period	3,202,302	2,536,088
End of period (including accumulated net investment loss of $13,326 and $0, respectively)	$ 3,322,449	$ 3,202,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 26.65	$ 24.10	$ 19.63	$ 15.56	$ 16.83	$ 17.47
Income from Investment Operations
Net investment income (loss) E	(.07)	(.19)	(.17) F	(.16)	(.13)	(.08)
Net realized and unrealized gain (loss)	1.36	2.78	4.64	4.23	(1.14)	(.56)
Total from investment operations	1.29	2.59	4.47	4.07	(1.27)	(.64)
Distributions from net realized gain	(4.53)	(.04)	-	-	-	-
Net asset value, end of period	$ 23.41	$ 26.65	$ 24.10	$ 19.63	$ 15.56	$ 16.83
Total Return B, C, D	5.26%	10.77%	22.77%	26.16%	(7.55)%	(3.66)%
Ratios to Average Net Assets G
Expenses before reductions	1.33% A	1.39%	1.36%	1.39%	1.41%	1.35%
Expenses net of fee waivers, if any	1.33% A	1.39%	1.36%	1.39%	1.41%	1.35%
Expenses net of all reductions	1.27% A	1.36%	1.34%	1.35%	1.38%	1.34%
Net investment income (loss)	(.62)% A	(.74)%	(.81)%	(.99)%	(.81)%	(.47)%
Supplemental Data
Net assets, end of period (in millions)	$ 700	$ 636	$ 432	$ 193	$ 117	$ 105
Portfolio turnover rate	74% A	102%	36%	47%	40%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 26.22	$ 23.74	$ 19.38	$ 15.40	$ 16.70	$ 17.37
Income from Investment Operations
Net investment income (loss) E	(.09)	(.22)	(.22) F	(.20)	(.17)	(.12)
Net realized and unrealized gain (loss)	1.34	2.74	4.58	4.18	(1.13)	(.55)
Total from investment operations	1.25	2.52	4.36	3.98	(1.30)	(.67)
Distributions from net realized gain	(4.53)	(.04)	-	-	-	-
Net asset value, end of period	$ 22.94	$ 26.22	$ 23.74	$ 19.38	$ 15.40	$ 16.70
Total Return B, C, D	5.19%	10.64%	22.50%	25.84%	(7.78)%	(3.86)%
Ratios to Average Net Assets G
Expenses before reductions	1.50% A	1.54%	1.58%	1.63%	1.64%	1.58%
Expenses net of fee waivers, if any	1.50% A	1.54%	1.58%	1.63%	1.64%	1.58%
Expenses net of all reductions	1.44% A	1.51%	1.57%	1.59%	1.61%	1.57%
Net investment income (loss)	(.79)% A	(.89)%	(1.04)%	(1.23)%	(1.04)%	(.69)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,569	$ 1,514	$ 1,240	$ 854	$ 612	$ 611
Portfolio turnover rate	74% A	102%	36%	47%	40%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 25.24	$ 23.00	$ 18.88	$ 15.09	$ 16.45	$ 17.20
Income from Investment Operations
Net investment income (loss) E	(.16)	(.35)	(.33) F	(.28)	(.25)	(.21)
Net realized and unrealized gain (loss)	1.29	2.63	4.45	4.07	(1.11)	(.54)
Total from investment operations	1.13	2.28	4.12	3.79	(1.36)	(.75)
Distributions from net realized gain	(4.53)	(.04)	-	-	-	-
Net asset value, end of period	$ 21.84	$ 25.24	$ 23.00	$ 18.88	$ 15.09	$ 16.45
Total Return B, C, D	4.86%	9.93%	21.82%	25.12%	(8.27)%	(4.36)%
Ratios to Average Net Assets G
Expenses before reductions	2.12% A	2.13%	2.18%	2.19%	2.18%	2.12%
Expenses net of fee waivers, if any	2.12% A	2.13%	2.18%	2.19%	2.18%	2.12%
Expenses net of all reductions	2.06% A	2.10%	2.16%	2.15%	2.15%	2.10%
Net investment income (loss)	(1.41)% A	(1.48)%	(1.63)%	(1.79)%	(1.58)%	(1.23)%
Supplemental Data
Net assets, end of period (in millions)	$ 268	$ 315	$ 343	$ 298	$ 246	$ 271
Portfolio turnover rate	74% A	102%	36%	47%	40%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 25.39	$ 23.12	$ 18.97	$ 15.15	$ 16.51	$ 17.26
Income from Investment Operations
Net investment income (loss) E	(.15)	(.35)	(.32) F	(.27)	(.25)	(.21)
Net realized and unrealized gain (loss)	1.29	2.66	4.47	4.09	(1.11)	(.54)
Total from investment operations	1.14	2.31	4.15	3.82	(1.36)	(.75)
Distributions from net realized gain	(4.53)	(.04)	-	-	-	-
Net asset value, end of period	$ 22.00	$ 25.39	$ 23.12	$ 18.97	$ 15.15	$ 16.51
Total Return B, C, D	4.87%	10.01%	21.88%	25.21%	(8.24)%	(4.35)%
Ratios to Average Net Assets G
Expenses before reductions	2.07% A	2.10%	2.12%	2.13%	2.13%	2.07%
Expenses net of fee waivers, if any	2.07% A	2.10%	2.12%	2.13%	2.13%	2.07%
Expenses net of all reductions	2.02% A	2.07%	2.10%	2.09%	2.10%	2.05%
Net investment income (loss)	(1.37)% A	(1.45)%	(1.57)%	(1.73)%	(1.53)%	(1.18)%
Supplemental Data
Net assets, end of period (in millions)	$ 320	$ 317	$ 294	$ 241	$ 190	$ 204
Portfolio turnover rate	74% A	102%	36%	47%	40%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 27.31	$ 24.60	$ 19.96	$ 15.76	$ 16.97	$ 17.55
Income from Investment Operations
Net investment income (loss) D	(.03)	(.09)	(.10) E	(.10)	(.07)	(.01)
Net realized and unrealized gain (loss)	1.40	2.84	4.74	4.30	(1.14)	(.57)
Total from investment operations	1.37	2.75	4.64	4.20	(1.21)	(.58)
Distributions from net realized gain	(4.53)	(.04)	-	-	-	-
Net asset value, end of period	$ 24.15	$ 27.31	$ 24.60	$ 19.96	$ 15.76	$ 16.97
Total Return B, C	5.45%	11.20%	23.25%	26.65%	(7.13)%	(3.30)%
Ratios to Average Net Assets F
Expenses before reductions	.97% A	.98%	1.01%	.99%	1.00%	.96%
Expenses net of fee waivers, if any	.97% A	.98%	1.01%	.99%	1.00%	.96%
Expenses net of all reductions	.92% A	.95%	.99%	.95%	.97%	.95%
Net investment income (loss)	(.27)% A	(.33)%	(.46)%	(.58)%	(.40)%	(.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 466	$ 421	$ 227	$ 108	$ 70	$ 61
Portfolio turnover rate	74% A	102%	36%	47%	40%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.02 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 466,681
Unrealized depreciation	(137,038)
Net unrealized appreciation (depreciation)	329,643
Cost for federal income tax purposes	$ 3,016,318

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,193,801 and $1,455,706, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 877	$ 31
Class T	.25%	.25%	3,928	49
Class B	.75%	.25%	1,489	1,118
Class C	.75%	.25%	1,633	227
			$ 7,927	$ 1,425
Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 202
Class T	48
Class B*	189
Class C*	13
$ 452

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,082	.31*
Class T	1,831	.23*
Class B	522	.35*
Class C	496	.30*
Institutional Class	467	.21*
	$ 4,398

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $44 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $128.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $935 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4
Class T	17
$ 21

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net realized gain
Class A	$ 117,199	$ 743
Class T	271,590	2,146
Class B	57,646	593
Class C	59,141	515
Institutional Class	73,598	392
Total	$ 579,174	$ 4,389

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	10,766	12,247	$ 258,194	$ 311,795
Reinvestment of distributions	4,516	29	107,554	674
Shares redeemed	(9,244)	(6,318)	(217,793)	(158,348)
Net increase (decrease)	6,038	5,958	$ 147,955	$ 154,121
Class T
Shares sold	12,743	26,553	$ 299,118	$ 657,753
Reinvestment of distributions	10,888	89	254,634	2,058
Shares redeemed	(12,969)	(21,123)	(305,023)	(514,610)
Net increase (decrease)	10,662	5,519	$ 248,729	$ 145,201
Class B
Shares sold	684	1,223	$ 15,341	$ 29,044
Reinvestment of distributions	2,263	23	50,635	512
Shares redeemed	(3,129)	(3,718)	(69,852)	(89,163)
Net increase (decrease)	(182)	(2,472)	$ (3,876)	$ (59,607)
Class C
Shares sold	1,778	2,984	$ 40,125	$ 71,857
Reinvestment of distributions	2,271	19	51,148	438
Shares redeemed	(2,027)	(3,212)	(45,538)	(76,497)
Net increase (decrease)	2,022	(209)	$ 45,735	$ (4,202)
Institutional Class
Shares sold	4,508	8,589	$ 111,076	$ 220,855
Reinvestment of distributions	2,264	12	55,502	293
Shares redeemed	(2,878)	(2,453)	(70,330)	(62,995)
Net increase (decrease)	3,894	6,148	$ 96,248	$ 158,153

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Small Cap Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ASCFI-USAN-0706
1.786802.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Strategic Growth
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 970.90	$ 6.14
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 970.30	$ 7.37
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 968.20	$ 9.81
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 968.00	$ 9.81
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class
Actual	$ 1,000.00	$ 972.30	$ 4.92
Hypothetical A	$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Apple Computer, Inc.	4.4	1.7
Nastech Pharmaceutical Co., Inc.	4.2	3.4
Johnson & Johnson	3.8	3.3
Colgate-Palmolive Co.	3.6	1.0
Best Buy Co., Inc.	3.5	0.6
General Electric Co.	3.1	3.4
Avon Products, Inc.	2.9	0.5
Intermec, Inc.	2.6	5.6
EMC Corp.	2.6	5.0
Staples, Inc.	2.4	2.4
	33.1
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	38.2	41.9
Health Care	21.0	19.9
Consumer Staples	12.5	12.1
Consumer Discretionary	9.5	8.8
Industrials	8.0	5.4
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 99.9%		Stocks 97.1%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	13.6%	** Foreign investments	8.7%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 1.2%
Ctrip.com International Ltd. sponsored ADR	4,000	$ 192,400
Jack in the Box, Inc. (a)	1,300	54,158
		246,558
Household Durables - 0.4%
Sony Corp. sponsored ADR	1,900	85,823
Internet & Catalog Retail - 0.7%
GSI Commerce, Inc. (a)	9,200	144,900
Media - 0.5%
McGraw-Hill Companies, Inc.	2,100	108,360
Multiline Retail - 0.5%
Target Corp.	2,100	102,732
Specialty Retail - 5.9%
Best Buy Co., Inc.	14,100	747,300
Staples, Inc.	21,350	501,512
		1,248,812
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	1,200	70,128
TOTAL CONSUMER DISCRETIONARY		2,007,313
CONSUMER STAPLES - 12.5%
Beverages - 1.4%
PepsiCo, Inc.	4,900	296,254
Food & Staples Retailing - 2.8%
CVS Corp.	4,500	125,550
Walgreen Co.	11,500	466,900
		592,450
Food Products - 1.8%
Archer-Daniels-Midland Co.	2,700	112,239
Bunge Ltd.	2,100	118,860
Cosan SA Industria E Comercio	900	55,873
Global Bio-Chem Technology Group Co. Ltd.	246,000	100,676
		387,648
Household Products - 3.6%
Colgate-Palmolive Co.	12,800	772,352
Personal Products - 2.9%
Avon Products, Inc.	19,100	605,470
TOTAL CONSUMER STAPLES		2,654,174
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 3.3%
Energy Equipment & Services - 0.9%
National Oilwell Varco, Inc. (a)	914	$ 60,379
Schlumberger Ltd. (NY Shares)	1,900	124,583
		184,962
Oil, Gas & Consumable Fuels - 2.4%
BP PLC sponsored ADR	800	56,560
D1 Oils PLC (a)	11,100	46,705
Pacific Ethanol, Inc. (a)(d)	2,900	84,419
Tesoro Corp.	1,600	108,976
Valero Energy Corp.	3,500	214,725
		511,385
TOTAL ENERGY		696,347
FINANCIALS - 3.5%
Capital Markets - 0.5%
E*TRADE Securities Co. Ltd.	39	58,209
Harris & Harris Group, Inc. (a)	4,300	47,214
		105,423
Commercial Banks - 0.7%
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	10,400	143,104
Consumer Finance - 0.8%
SLM Corp.	3,200	172,032
Insurance - 1.5%
American International Group, Inc.	4,000	243,200
Hartford Financial Services Group, Inc.	900	79,146
		322,346
TOTAL FINANCIALS		742,905
HEALTH CARE - 21.0%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	6,600	97,614
Amgen, Inc. (a)	5,500	371,745
Arena Pharmaceuticals, Inc. (a)	200	2,728
		472,087
Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.	3,100	116,870
C.R. Bard, Inc.	1,700	125,817
Medtronic, Inc. (d)	6,500	328,185
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
SonoSite, Inc. (a)	2,400	$ 88,272
St. Jude Medical, Inc. (a)	6,100	208,010
		867,154
Health Care Providers & Services - 2.0%
Acibadem Saglik Hizmetleri AS	10,000	109,310
McKesson Corp.	1,300	64,350
UnitedHealth Group, Inc.	5,820	255,847
		429,507
Pharmaceuticals - 12.7%
Johnson & Johnson	13,500	812,970
Nastech Pharmaceutical Co., Inc. (a)(d)	63,300	885,567
Novartis AG sponsored ADR	5,200	288,496
Schering-Plough Corp.	11,600	221,096
Wyeth	10,500	480,270
		2,688,399
TOTAL HEALTH CARE		4,457,147
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	7,900	325,322
Construction & Engineering - 0.9%
Fluor Corp.	1,100	96,426
Jacobs Engineering Group, Inc. (a)	1,300	101,439
		197,865
Electrical Equipment - 1.7%
Energy Conversion Devices, Inc. (a)	2,300	91,425
Q-Cells AG	1,300	100,806
SolarWorld AG	400	111,252
Vestas Wind Systems AS (a)	2,000	51,557
		355,040
Industrial Conglomerates - 3.1%
General Electric Co.	18,900	647,514
Machinery - 0.8%
Deere & Co.	1,900	162,640
TOTAL INDUSTRIALS		1,688,381
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 38.2%
Communications Equipment - 10.5%
AudioCodes Ltd. (a)	34,000	$ 410,380
Avaya, Inc. (a)	10,000	118,100
Cisco Systems, Inc. (a)	15,900	312,912
CommScope, Inc. (a)	4,100	119,843
Corning, Inc. (a)	5,400	130,950
Harris Corp.	9,900	403,128
Lucent Technologies, Inc. (a)	49,400	125,970
QUALCOMM, Inc.	3,000	135,630
Sonus Networks, Inc. (a)(d)	65,700	306,162
Tellabs, Inc. (a)	11,100	158,730
		2,221,805
Computers & Peripherals - 10.7%
Apple Computer, Inc. (a)	15,600	932,411
EMC Corp. (a)	43,200	552,960
Hewlett-Packard Co.	2,600	84,188
Intermec, Inc. (a)	24,399	562,153
Rackable Systems, Inc.	3,800	144,058
		2,275,770
Electronic Equipment & Instruments - 3.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,000	76,548
Jabil Circuit, Inc.	10,500	365,610
Sunpower Corp. Class A	3,000	91,170
Universal Display Corp. (a)	11,400	166,668
		699,996
Internet Software & Services - 6.0%
aQuantive, Inc. (a)	7,400	183,446
eBay, Inc. (a)	3,600	118,116
Google, Inc. Class A (sub. vtg.) (a)	900	334,638
Yahoo! Japan Corp.	296	157,288
Yahoo!, Inc. (a)	15,400	486,486
		1,279,974
IT Services - 0.4%
First Data Corp.	1,800	82,998
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Analogic Technologies, Inc.	10,400	119,912
Analog Devices, Inc.	3,000	101,190
Cree, Inc. (a)	931	23,880
Cypress Semiconductor Corp. (a)	14,500	220,110
Linear Technology Corp.	1,600	54,000
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mindspeed Technologies, Inc. (a)	22,700	$ 65,149
Renewable Energy Corp. AS	13,200	202,980
Saifun Semiconductors Ltd.	3,570	106,493
		893,714
Software - 3.1%
Hyperion Solutions Corp. (a)	4,350	124,889
Microsoft Corp.	17,700	400,905
Ulticom, Inc. (a)	14,298	129,826
		655,620
TOTAL INFORMATION TECHNOLOGY		8,109,877
MATERIALS - 1.6%
Chemicals - 1.2%
Potash Corp. of Saskatchewan, Inc.	2,200	200,723
Tokuyama Corp.	3,000	45,504
		246,227
Metals & Mining - 0.4%
Oregon Steel Mills, Inc. (a)	2,000	93,860
TOTAL MATERIALS		340,087
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.0%
Cbeyond Communications, Inc.	9,000	179,010
Vonage Holdings Corp.	3,300	39,666
		218,676
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	8,900	275,633
TOTAL TELECOMMUNICATION SERVICES		494,309
TOTAL COMMON STOCKS (Cost $21,092,435)		21,190,540
Money Market Funds - 4.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.03% (b)	36,576	$ 36,576
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	856,675	856,675
TOTAL MONEY MARKET FUNDS (Cost $893,251)		893,251
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $21,985,686)		22,083,791
NET OTHER ASSETS - (4.1)%		(865,374)
NET ASSETS - 100%		$ 21,218,417
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,807
Fidelity Securities Lending Cash Central Fund	2,607
Total	$ 9,414

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Investments

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.4%
Israel	2.4%
Japan	2.3%
Switzerland	1.4%
Germany	1.0%
Norway	1.0%
Canada	1.0%
Others (individually less than 1%)	4.5%
100.0%
Income Tax Information

At November 30, 2005, the fund had a capital loss carryforward of approximately $11,093,367 of which $3,221,628, $5,708,196 and $2,163,543 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $841,351) - See accompanying schedule: Unaffiliated issuers (cost $21,092,435)	$ 21,190,540
Affiliated Central Funds (cost $893,251)	893,251
Total Investments (cost $21,985,686)		$ 22,083,791
Cash		6,224
Receivable for fund shares sold		40,757
Dividends receivable		30,712
Interest receivable		619
Prepaid expenses		57
Receivable from investment adviser for expense reductions		2,058
Other receivables		1,563
Total assets		22,165,781

Liabilities
Payable for fund shares redeemed	38,509
Accrued management fee	10,467
Distribution fees payable	11,078
Other affiliated payables	7,485
Other payables and accrued expenses	23,150
Collateral on securities loaned, at value	856,675
Total liabilities		947,364

Net Assets		$ 21,218,417
Net Assets consist of:
Paid in capital		$ 31,208,461
Accumulated net investment loss		(76,490)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,011,680)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,126
Net Assets		$ 21,218,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,293,951 ÷ 587,955 shares)	$ 9.00

Maximum offering price per share (100/94.25 of $9.00)	$ 9.55
Class T: Net Asset Value and redemption price per share ($8,818,428 ÷ 999,223 shares)	$ 8.83

Maximum offering price per share (100/96.50 of $8.83)	$ 9.15
Class B: Net Asset Value and offering price per share ($4,407,727 ÷ 517,479 shares) A	$ 8.52

Class C: Net Asset Value and offering price per share ($2,513,638 ÷ 296,515 shares) A	$ 8.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($184,673 ÷ 20,224 shares)	$ 9.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 99,558
Interest		83
Income from affiliated Central Funds		9,414
Total income		109,055

Expenses
Management fee	$ 66,322
Transfer agent fees	45,214
Distribution fees	70,509
Accounting and security lending fees	4,853
Independent trustees' compensation	47
Custodian fees and expenses	4,339
Registration fees	37,592
Audit	24,355
Legal	870
Miscellaneous	(3,134)
Total expenses before reductions	250,967
Expense reductions	(65,422)	185,545
Net investment income (loss)		(76,490)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,152,112
Foreign currency transactions	(421)
Total net realized gain (loss)		1,151,691
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,685,151)
Assets and liabilities in foreign currencies	21
Total change in net unrealized appreciation (depreciation)		(1,685,130)
Net gain (loss)		(533,439)
Net increase (decrease) in net assets resulting from operations		$ (609,929)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (76,490)	$ (178,166)
Net realized gain (loss)	1,151,691	383,025
Change in net unrealized appreciation (depreciation)	(1,685,130)	1,466,369
Net increase (decrease) in net assets resulting from operations	(609,929)	1,671,228
Share transactions - net increase (decrease)	(1,409,124)	(2,917,047)
Total increase (decrease) in net assets	(2,019,053)	(1,245,819)

Net Assets
Beginning of period	23,237,470	24,483,289
End of period (including accumulated net investment loss of $76,490 and $0, respectively)	$ 21,218,417	$ 23,237,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 8.59	$ 8.28	$ 7.26	$ 10.92	$ 13.71
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	.01 F	(.01)	(.05)	(.01)
Net realized and unrealized gain (loss)	(.26)	.72	.30	1.03	(3.61)	(1.62)
Total from investment operations	(.27)	.68	.31	1.02	(3.66)	(1.63)
Distributions from net realized gain	-	-	-	-	-	(1.16)
Net asset value, end of period	$ 9.00	$ 9.27	$ 8.59	$ 8.28	$ 7.26	$ 10.92
Total Return B, C, D	(2.91)%	7.92%	3.74%	14.05%	(33.52)%	(13.13)%
Ratios to Average Net Assets G
Expenses before reductions	1.77% A	1.76%	2.02%	2.28%	2.03%	1.70%
Expenses net of fee waivers, if any	1.25% A	1.26%	1.30%	1.33%	1.32%	1.30%
Expenses net of all reductions	1.23% A	1.22%	1.25%	1.25%	1.23%	1.26%
Net investment income (loss)	(.30)% A	(.43)%	.08%	(.14)%	(.62)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,294	$ 5,524	$ 5,691	$ 4,076	$ 3,491	$ 4,271
Portfolio turnover rate	95% A	115%	149%	188%	241%	334%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 8.45	$ 8.16	$ 7.18	$ 10.83	$ 13.62
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.01) F	(.03)	(.08)	(.03)
Net realized and unrealized gain (loss)	(.24)	.71	.30	1.01	(3.57)	(1.64)
Total from investment operations	(.27)	.65	.29	.98	(3.65)	(1.67)
Distributions from net realized gain	-	-	-	-	-	(1.12)
Net asset value, end of period	$ 8.83	$ 9.10	$ 8.45	$ 8.16	$ 7.18	$ 10.83
Total Return B, C, D	(2.97)%	7.69%	3.55%	13.65%	(33.70)%	(13.49)%
Ratios to Average Net Assets G
Expenses before reductions	2.08% A	2.07%	2.39%	2.64%	2.37%	2.10%
Expenses net of fee waivers, if any	1.50% A	1.51%	1.55%	1.58%	1.57%	1.55%
Expenses net of all reductions	1.48% A	1.47%	1.50%	1.50%	1.48%	1.50%
Net investment income (loss)	(.55)% A	(.67)%	(.17)%	(.39)%	(.86)%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,818	$ 9,753	$ 10,200	$ 9,905	$ 8,925	$ 16,165
Portfolio turnover rate	95% A	115%	149%	188%	241%	334%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 8.80	$ 8.21	$ 7.98	$ 7.05	$ 10.67	$ 13.44
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.05) F	(.06)	(.12)	(.09)
Net realized and unrealized gain (loss)	(.23)	.69	.28	.99	(3.50)	(1.63)
Total from investment operations	(.28)	.59	.23	.93	(3.62)	(1.72)
Distributions from net realized gain	-	-	-	-	-	(1.05)
Net asset value, end of period	$ 8.52	$ 8.80	$ 8.21	$ 7.98	$ 7.05	$ 10.67
Total Return B, C, D	(3.18)%	7.19%	2.88%	13.19%	(33.93)%	(14.00)%
Ratios to Average Net Assets G
Expenses before reductions	2.53% A	2.52%	2.82%	2.96%	2.70%	2.44%
Expenses net of fee waivers, if any	2.00% A	2.01%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.98% A	1.96%	2.00%	1.97%	1.96%	2.01%
Net investment income (loss)	(1.05)% A	(1.17)%	(.67)%	(.86)%	(1.34)%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,408	$ 5,080	$ 5,757	$ 7,634	$ 6,921	$ 12,487
Portfolio turnover rate	95% A	115%	149%	188%	241%	334%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.17	$ 7.94	$ 7.02	$ 10.64	$ 13.41
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.05) F	(.06)	(.12)	(.09)
Net realized and unrealized gain (loss)	(.23)	.69	.28	.98	(3.50)	(1.61)
Total from investment operations	(.28)	.59	.23	.92	(3.62)	(1.70)
Distributions from net realized gain	-	-	-	-	-	(1.07)
Net asset value, end of period	$ 8.48	$ 8.76	$ 8.17	$ 7.94	$ 7.02	$ 10.64
Total Return B, C, D	(3.20)%	7.22%	2.90%	13.11%	(34.02)%	(13.90)%
Ratios to Average Net Assets G
Expenses before reductions	2.52% A	2.51%	2.70%	2.91%	2.68%	2.47%
Expenses net of fee waivers, if any	2.00% A	2.01%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.98% A	1.97%	2.00%	1.97%	1.96%	2.00%
Net investment income (loss)	(1.05)% A	(1.17)%	(.67)%	(.86)%	(1.34)%	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,514	$ 2,688	$ 2,688	$ 2,379	$ 1,758	$ 3,186
Portfolio turnover rate	95% A	115%	149%	188%	241%	334%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 8.67	$ 8.34	$ 7.30	$ 10.95	$ 13.77
Income from Investment Operations
Net investment income (loss) D	- G	(.02)	.03 E	.01	(.03)	.02
Net realized and unrealized gain (loss)	(.26)	.74	.30	1.03	(3.62)	(1.65)
Total from investment operations	(.26)	.72	.33	1.04	(3.65)	(1.63)
Distributions from net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	-	-	-	-	-	(1.17)
Total distributions	-	-	-	-	-	(1.19)
Net asset value, end of period	$ 9.13	$ 9.39	$ 8.67	$ 8.34	$ 7.30	$ 10.95
Total Return B, C	(2.77)%	8.30%	3.96%	14.25%	(33.33)%	(13.09)%
Ratios to Average Net Assets F
Expenses before reductions	1.39% A	1.39%	1.40%	1.50%	1.39%	1.26%
Expenses net of fee waivers, if any	1.00% A	1.01%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	.98% A	.97%	1.00%	.97%	.95%	1.00%
Net investment income (loss)	(.05)% A	(.18)%	.33%	.14%	(.34)%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 185	$ 192	$ 147	$ 146	$ 300	$ 488
Portfolio turnover rate	95% A	115%	149%	188%	241%	334%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,455,801
Unrealized depreciation	(1,390,345)
Net unrealized appreciation (depreciation)	$ 65,456
Cost for federal income tax purposes	$ 22,018,335

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,825,142 and $11,674,552, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 7,030	$ 285
Class T	.25%	.25%	24,550	130
Class B	.75%	.25%	25,129	18,877
Class C	.75%	.25%	13,800	1,512
			$ 70,509	$ 20,804

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,336
Class T	2,817
Class B*	5,379
Class C*	222
$ 11,754

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 10,242	.36*
Class T	20,614	.42*
Class B	9,098	.36*
Class C	5,040	.37*
Institutional Class	220	.23*
	$ 45,214

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $437 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $35 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $2,607.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 14,467
Class T	1.50%	28,266
Class B	2.00%	13,142
Class C	2.00%	7,180
Institutional Class	1.00%	368
		$ 63,423

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,999 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	93,833	202,970	$ 901,560	$ 1,790,293
Shares redeemed	(101,968)	(269,658)	(974,839)	(2,382,588)
Net increase (decrease)	(8,135)	(66,688)	$ (73,279)	$ (592,295)
Class T
Shares sold	97,626	216,894	$ 918,620	$ 1,868,689
Shares redeemed	(170,712)	(352,168)	(1,614,431)	(3,030,929)
Net increase (decrease)	(73,086)	(135,274)	$ (695,811)	$ (1,162,240)
Class B
Shares sold	40,115	90,918	$ 366,363	$ 759,193
Shares redeemed	(99,860)	(214,632)	(912,612)	(1,781,021)
Net increase (decrease)	(59,745)	(123,714)	$ (546,249)	$ (1,021,828)
Class C
Shares sold	28,530	66,158	$ 257,747	$ 550,393
Shares redeemed	(38,891)	(88,088)	(348,661)	(724,175)
Net increase (decrease)	(10,361)	(21,930)	$ (90,914)	$ (173,782)
Institutional Class
Shares sold	2,054	4,059	$ 20,000	$ 37,521
Shares redeemed	(2,302)	(480)	(22,871)	(4,423)
Net increase (decrease)	(248)	3,579	$ (2,871)	$ 33,098

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Strategic Growth Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQG-USAN-0706
1.786803.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Strategic Growth
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 970.90	$ 6.14
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 970.30	$ 7.37
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 968.20	$ 9.81
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 968.00	$ 9.81
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class
Actual	$ 1,000.00	$ 972.30	$ 4.92
Hypothetical A	$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Apple Computer, Inc.	4.4	1.7
Nastech Pharmaceutical Co., Inc.	4.2	3.4
Johnson & Johnson	3.8	3.3
Colgate-Palmolive Co.	3.6	1.0
Best Buy Co., Inc.	3.5	0.6
General Electric Co.	3.1	3.4
Avon Products, Inc.	2.9	0.5
Intermec, Inc.	2.6	5.6
EMC Corp.	2.6	5.0
Staples, Inc.	2.4	2.4
	33.1
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	38.2	41.9
Health Care	21.0	19.9
Consumer Staples	12.5	12.1
Consumer Discretionary	9.5	8.8
Industrials	8.0	5.4
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 99.9%		Stocks 97.1%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	13.6%	** Foreign investments	8.7%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 1.2%
Ctrip.com International Ltd. sponsored ADR	4,000	$ 192,400
Jack in the Box, Inc. (a)	1,300	54,158
		246,558
Household Durables - 0.4%
Sony Corp. sponsored ADR	1,900	85,823
Internet & Catalog Retail - 0.7%
GSI Commerce, Inc. (a)	9,200	144,900
Media - 0.5%
McGraw-Hill Companies, Inc.	2,100	108,360
Multiline Retail - 0.5%
Target Corp.	2,100	102,732
Specialty Retail - 5.9%
Best Buy Co., Inc.	14,100	747,300
Staples, Inc.	21,350	501,512
		1,248,812
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	1,200	70,128
TOTAL CONSUMER DISCRETIONARY		2,007,313
CONSUMER STAPLES - 12.5%
Beverages - 1.4%
PepsiCo, Inc.	4,900	296,254
Food & Staples Retailing - 2.8%
CVS Corp.	4,500	125,550
Walgreen Co.	11,500	466,900
		592,450
Food Products - 1.8%
Archer-Daniels-Midland Co.	2,700	112,239
Bunge Ltd.	2,100	118,860
Cosan SA Industria E Comercio	900	55,873
Global Bio-Chem Technology Group Co. Ltd.	246,000	100,676
		387,648
Household Products - 3.6%
Colgate-Palmolive Co.	12,800	772,352
Personal Products - 2.9%
Avon Products, Inc.	19,100	605,470
TOTAL CONSUMER STAPLES		2,654,174
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 3.3%
Energy Equipment & Services - 0.9%
National Oilwell Varco, Inc. (a)	914	$ 60,379
Schlumberger Ltd. (NY Shares)	1,900	124,583
		184,962
Oil, Gas & Consumable Fuels - 2.4%
BP PLC sponsored ADR	800	56,560
D1 Oils PLC (a)	11,100	46,705
Pacific Ethanol, Inc. (a)(d)	2,900	84,419
Tesoro Corp.	1,600	108,976
Valero Energy Corp.	3,500	214,725
		511,385
TOTAL ENERGY		696,347
FINANCIALS - 3.5%
Capital Markets - 0.5%
E*TRADE Securities Co. Ltd.	39	58,209
Harris & Harris Group, Inc. (a)	4,300	47,214
		105,423
Commercial Banks - 0.7%
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	10,400	143,104
Consumer Finance - 0.8%
SLM Corp.	3,200	172,032
Insurance - 1.5%
American International Group, Inc.	4,000	243,200
Hartford Financial Services Group, Inc.	900	79,146
		322,346
TOTAL FINANCIALS		742,905
HEALTH CARE - 21.0%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	6,600	97,614
Amgen, Inc. (a)	5,500	371,745
Arena Pharmaceuticals, Inc. (a)	200	2,728
		472,087
Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.	3,100	116,870
C.R. Bard, Inc.	1,700	125,817
Medtronic, Inc. (d)	6,500	328,185
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
SonoSite, Inc. (a)	2,400	$ 88,272
St. Jude Medical, Inc. (a)	6,100	208,010
		867,154
Health Care Providers & Services - 2.0%
Acibadem Saglik Hizmetleri AS	10,000	109,310
McKesson Corp.	1,300	64,350
UnitedHealth Group, Inc.	5,820	255,847
		429,507
Pharmaceuticals - 12.7%
Johnson & Johnson	13,500	812,970
Nastech Pharmaceutical Co., Inc. (a)(d)	63,300	885,567
Novartis AG sponsored ADR	5,200	288,496
Schering-Plough Corp.	11,600	221,096
Wyeth	10,500	480,270
		2,688,399
TOTAL HEALTH CARE		4,457,147
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	7,900	325,322
Construction & Engineering - 0.9%
Fluor Corp.	1,100	96,426
Jacobs Engineering Group, Inc. (a)	1,300	101,439
		197,865
Electrical Equipment - 1.7%
Energy Conversion Devices, Inc. (a)	2,300	91,425
Q-Cells AG	1,300	100,806
SolarWorld AG	400	111,252
Vestas Wind Systems AS (a)	2,000	51,557
		355,040
Industrial Conglomerates - 3.1%
General Electric Co.	18,900	647,514
Machinery - 0.8%
Deere & Co.	1,900	162,640
TOTAL INDUSTRIALS		1,688,381
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 38.2%
Communications Equipment - 10.5%
AudioCodes Ltd. (a)	34,000	$ 410,380
Avaya, Inc. (a)	10,000	118,100
Cisco Systems, Inc. (a)	15,900	312,912
CommScope, Inc. (a)	4,100	119,843
Corning, Inc. (a)	5,400	130,950
Harris Corp.	9,900	403,128
Lucent Technologies, Inc. (a)	49,400	125,970
QUALCOMM, Inc.	3,000	135,630
Sonus Networks, Inc. (a)(d)	65,700	306,162
Tellabs, Inc. (a)	11,100	158,730
		2,221,805
Computers & Peripherals - 10.7%
Apple Computer, Inc. (a)	15,600	932,411
EMC Corp. (a)	43,200	552,960
Hewlett-Packard Co.	2,600	84,188
Intermec, Inc. (a)	24,399	562,153
Rackable Systems, Inc.	3,800	144,058
		2,275,770
Electronic Equipment & Instruments - 3.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,000	76,548
Jabil Circuit, Inc.	10,500	365,610
Sunpower Corp. Class A	3,000	91,170
Universal Display Corp. (a)	11,400	166,668
		699,996
Internet Software & Services - 6.0%
aQuantive, Inc. (a)	7,400	183,446
eBay, Inc. (a)	3,600	118,116
Google, Inc. Class A (sub. vtg.) (a)	900	334,638
Yahoo! Japan Corp.	296	157,288
Yahoo!, Inc. (a)	15,400	486,486
		1,279,974
IT Services - 0.4%
First Data Corp.	1,800	82,998
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Analogic Technologies, Inc.	10,400	119,912
Analog Devices, Inc.	3,000	101,190
Cree, Inc. (a)	931	23,880
Cypress Semiconductor Corp. (a)	14,500	220,110
Linear Technology Corp.	1,600	54,000
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mindspeed Technologies, Inc. (a)	22,700	$ 65,149
Renewable Energy Corp. AS	13,200	202,980
Saifun Semiconductors Ltd.	3,570	106,493
		893,714
Software - 3.1%
Hyperion Solutions Corp. (a)	4,350	124,889
Microsoft Corp.	17,700	400,905
Ulticom, Inc. (a)	14,298	129,826
		655,620
TOTAL INFORMATION TECHNOLOGY		8,109,877
MATERIALS - 1.6%
Chemicals - 1.2%
Potash Corp. of Saskatchewan, Inc.	2,200	200,723
Tokuyama Corp.	3,000	45,504
		246,227
Metals & Mining - 0.4%
Oregon Steel Mills, Inc. (a)	2,000	93,860
TOTAL MATERIALS		340,087
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.0%
Cbeyond Communications, Inc.	9,000	179,010
Vonage Holdings Corp.	3,300	39,666
		218,676
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	8,900	275,633
TOTAL TELECOMMUNICATION SERVICES		494,309
TOTAL COMMON STOCKS (Cost $21,092,435)		21,190,540
Money Market Funds - 4.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.03% (b)	36,576	$ 36,576
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	856,675	856,675
TOTAL MONEY MARKET FUNDS (Cost $893,251)		893,251
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $21,985,686)		22,083,791
NET OTHER ASSETS - (4.1)%		(865,374)
NET ASSETS - 100%		$ 21,218,417
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,807
Fidelity Securities Lending Cash Central Fund	2,607
Total	$ 9,414

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Investments

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.4%
Israel	2.4%
Japan	2.3%
Switzerland	1.4%
Germany	1.0%
Norway	1.0%
Canada	1.0%
Others (individually less than 1%)	4.5%
100.0%
Income Tax Information

At November 30, 2005, the fund had a capital loss carryforward of approximately $11,093,367 of which $3,221,628, $5,708,196 and $2,163,543 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $841,351) - See accompanying schedule: Unaffiliated issuers (cost $21,092,435)	$ 21,190,540
Affiliated Central Funds (cost $893,251)	893,251
Total Investments (cost $21,985,686)		$ 22,083,791
Cash		6,224
Receivable for fund shares sold		40,757
Dividends receivable		30,712
Interest receivable		619
Prepaid expenses		57
Receivable from investment adviser for expense reductions		2,058
Other receivables		1,563
Total assets		22,165,781

Liabilities
Payable for fund shares redeemed	38,509
Accrued management fee	10,467
Distribution fees payable	11,078
Other affiliated payables	7,485
Other payables and accrued expenses	23,150
Collateral on securities loaned, at value	856,675
Total liabilities		947,364

Net Assets		$ 21,218,417
Net Assets consist of:
Paid in capital		$ 31,208,461
Accumulated net investment loss		(76,490)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,011,680)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,126
Net Assets		$ 21,218,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,293,951 ÷ 587,955 shares)	$ 9.00

Maximum offering price per share (100/94.25 of $9.00)	$ 9.55
Class T: Net Asset Value and redemption price per share ($8,818,428 ÷ 999,223 shares)	$ 8.83

Maximum offering price per share (100/96.50 of $8.83)	$ 9.15
Class B: Net Asset Value and offering price per share ($4,407,727 ÷ 517,479 shares) A	$ 8.52

Class C: Net Asset Value and offering price per share ($2,513,638 ÷ 296,515 shares) A	$ 8.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($184,673 ÷ 20,224 shares)	$ 9.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 99,558
Interest		83
Income from affiliated Central Funds		9,414
Total income		109,055

Expenses
Management fee	$ 66,322
Transfer agent fees	45,214
Distribution fees	70,509
Accounting and security lending fees	4,853
Independent trustees' compensation	47
Custodian fees and expenses	4,339
Registration fees	37,592
Audit	24,355
Legal	870
Miscellaneous	(3,134)
Total expenses before reductions	250,967
Expense reductions	(65,422)	185,545
Net investment income (loss)		(76,490)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,152,112
Foreign currency transactions	(421)
Total net realized gain (loss)		1,151,691
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,685,151)
Assets and liabilities in foreign currencies	21
Total change in net unrealized appreciation (depreciation)		(1,685,130)
Net gain (loss)		(533,439)
Net increase (decrease) in net assets resulting from operations		$ (609,929)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (76,490)	$ (178,166)
Net realized gain (loss)	1,151,691	383,025
Change in net unrealized appreciation (depreciation)	(1,685,130)	1,466,369
Net increase (decrease) in net assets resulting from operations	(609,929)	1,671,228
Share transactions - net increase (decrease)	(1,409,124)	(2,917,047)
Total increase (decrease) in net assets	(2,019,053)	(1,245,819)

Net Assets
Beginning of period	23,237,470	24,483,289
End of period (including accumulated net investment loss of $76,490 and $0, respectively)	$ 21,218,417	$ 23,237,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 8.59	$ 8.28	$ 7.26	$ 10.92	$ 13.71
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	.01 F	(.01)	(.05)	(.01)
Net realized and unrealized gain (loss)	(.26)	.72	.30	1.03	(3.61)	(1.62)
Total from investment operations	(.27)	.68	.31	1.02	(3.66)	(1.63)
Distributions from net realized gain	-	-	-	-	-	(1.16)
Net asset value, end of period	$ 9.00	$ 9.27	$ 8.59	$ 8.28	$ 7.26	$ 10.92
Total Return B, C, D	(2.91)%	7.92%	3.74%	14.05%	(33.52)%	(13.13)%
Ratios to Average Net Assets G
Expenses before reductions	1.77% A	1.76%	2.02%	2.28%	2.03%	1.70%
Expenses net of fee waivers, if any	1.25% A	1.26%	1.30%	1.33%	1.32%	1.30%
Expenses net of all reductions	1.23% A	1.22%	1.25%	1.25%	1.23%	1.26%
Net investment income (loss)	(.30)% A	(.43)%	.08%	(.14)%	(.62)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,294	$ 5,524	$ 5,691	$ 4,076	$ 3,491	$ 4,271
Portfolio turnover rate	95% A	115%	149%	188%	241%	334%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 8.45	$ 8.16	$ 7.18	$ 10.83	$ 13.62
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.01) F	(.03)	(.08)	(.03)
Net realized and unrealized gain (loss)	(.24)	.71	.30	1.01	(3.57)	(1.64)
Total from investment operations	(.27)	.65	.29	.98	(3.65)	(1.67)
Distributions from net realized gain	-	-	-	-	-	(1.12)
Net asset value, end of period	$ 8.83	$ 9.10	$ 8.45	$ 8.16	$ 7.18	$ 10.83
Total Return B, C, D	(2.97)%	7.69%	3.55%	13.65%	(33.70)%	(13.49)%
Ratios to Average Net Assets G
Expenses before reductions	2.08% A	2.07%	2.39%	2.64%	2.37%	2.10%
Expenses net of fee waivers, if any	1.50% A	1.51%	1.55%	1.58%	1.57%	1.55%
Expenses net of all reductions	1.48% A	1.47%	1.50%	1.50%	1.48%	1.50%
Net investment income (loss)	(.55)% A	(.67)%	(.17)%	(.39)%	(.86)%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,818	$ 9,753	$ 10,200	$ 9,905	$ 8,925	$ 16,165
Portfolio turnover rate	95% A	115%	149%	188%	241%	334%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 8.80	$ 8.21	$ 7.98	$ 7.05	$ 10.67	$ 13.44
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.05) F	(.06)	(.12)	(.09)
Net realized and unrealized gain (loss)	(.23)	.69	.28	.99	(3.50)	(1.63)
Total from investment operations	(.28)	.59	.23	.93	(3.62)	(1.72)
Distributions from net realized gain	-	-	-	-	-	(1.05)
Net asset value, end of period	$ 8.52	$ 8.80	$ 8.21	$ 7.98	$ 7.05	$ 10.67
Total Return B, C, D	(3.18)%	7.19%	2.88%	13.19%	(33.93)%	(14.00)%
Ratios to Average Net Assets G
Expenses before reductions	2.53% A	2.52%	2.82%	2.96%	2.70%	2.44%
Expenses net of fee waivers, if any	2.00% A	2.01%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.98% A	1.96%	2.00%	1.97%	1.96%	2.01%
Net investment income (loss)	(1.05)% A	(1.17)%	(.67)%	(.86)%	(1.34)%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,408	$ 5,080	$ 5,757	$ 7,634	$ 6,921	$ 12,487
Portfolio turnover rate	95% A	115%	149%	188%	241%	334%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.17	$ 7.94	$ 7.02	$ 10.64	$ 13.41
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.05) F	(.06)	(.12)	(.09)
Net realized and unrealized gain (loss)	(.23)	.69	.28	.98	(3.50)	(1.61)
Total from investment operations	(.28)	.59	.23	.92	(3.62)	(1.70)
Distributions from net realized gain	-	-	-	-	-	(1.07)
Net asset value, end of period	$ 8.48	$ 8.76	$ 8.17	$ 7.94	$ 7.02	$ 10.64
Total Return B, C, D	(3.20)%	7.22%	2.90%	13.11%	(34.02)%	(13.90)%
Ratios to Average Net Assets G
Expenses before reductions	2.52% A	2.51%	2.70%	2.91%	2.68%	2.47%
Expenses net of fee waivers, if any	2.00% A	2.01%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.98% A	1.97%	2.00%	1.97%	1.96%	2.00%
Net investment income (loss)	(1.05)% A	(1.17)%	(.67)%	(.86)%	(1.34)%	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,514	$ 2,688	$ 2,688	$ 2,379	$ 1,758	$ 3,186
Portfolio turnover rate	95% A	115%	149%	188%	241%	334%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 8.67	$ 8.34	$ 7.30	$ 10.95	$ 13.77
Income from Investment Operations
Net investment income (loss) D	- G	(.02)	.03 E	.01	(.03)	.02
Net realized and unrealized gain (loss)	(.26)	.74	.30	1.03	(3.62)	(1.65)
Total from investment operations	(.26)	.72	.33	1.04	(3.65)	(1.63)
Distributions from net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	-	-	-	-	-	(1.17)
Total distributions	-	-	-	-	-	(1.19)
Net asset value, end of period	$ 9.13	$ 9.39	$ 8.67	$ 8.34	$ 7.30	$ 10.95
Total Return B, C	(2.77)%	8.30%	3.96%	14.25%	(33.33)%	(13.09)%
Ratios to Average Net Assets F
Expenses before reductions	1.39% A	1.39%	1.40%	1.50%	1.39%	1.26%
Expenses net of fee waivers, if any	1.00% A	1.01%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	.98% A	.97%	1.00%	.97%	.95%	1.00%
Net investment income (loss)	(.05)% A	(.18)%	.33%	.14%	(.34)%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 185	$ 192	$ 147	$ 146	$ 300	$ 488
Portfolio turnover rate	95% A	115%	149%	188%	241%	334%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,455,801
Unrealized depreciation	(1,390,345)
Net unrealized appreciation (depreciation)	$ 65,456
Cost for federal income tax purposes	$ 22,018,335

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,825,142 and $11,674,552, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 7,030	$ 285
Class T	.25%	.25%	24,550	130
Class B	.75%	.25%	25,129	18,877
Class C	.75%	.25%	13,800	1,512
			$ 70,509	$ 20,804

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,336
Class T	2,817
Class B*	5,379
Class C*	222
$ 11,754

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 10,242	.36*
Class T	20,614	.42*
Class B	9,098	.36*
Class C	5,040	.37*
Institutional Class	220	.23*
	$ 45,214

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $437 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $35 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $2,607.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 14,467
Class T	1.50%	28,266
Class B	2.00%	13,142
Class C	2.00%	7,180
Institutional Class	1.00%	368
		$ 63,423

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,999 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	93,833	202,970	$ 901,560	$ 1,790,293
Shares redeemed	(101,968)	(269,658)	(974,839)	(2,382,588)
Net increase (decrease)	(8,135)	(66,688)	$ (73,279)	$ (592,295)
Class T
Shares sold	97,626	216,894	$ 918,620	$ 1,868,689
Shares redeemed	(170,712)	(352,168)	(1,614,431)	(3,030,929)
Net increase (decrease)	(73,086)	(135,274)	$ (695,811)	$ (1,162,240)
Class B
Shares sold	40,115	90,918	$ 366,363	$ 759,193
Shares redeemed	(99,860)	(214,632)	(912,612)	(1,781,021)
Net increase (decrease)	(59,745)	(123,714)	$ (546,249)	$ (1,021,828)
Class C
Shares sold	28,530	66,158	$ 257,747	$ 550,393
Shares redeemed	(38,891)	(88,088)	(348,661)	(724,175)
Net increase (decrease)	(10,361)	(21,930)	$ (90,914)	$ (173,782)
Institutional Class
Shares sold	2,054	4,059	$ 20,000	$ 37,521
Shares redeemed	(2,302)	(480)	(22,871)	(4,423)
Net increase (decrease)	(248)	3,579	$ (2,871)	$ 33,098

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Strategic Growth Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQGI-USAN-0706
1.786804.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Strategies
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,065.20	$ 6.02
Hypothetical A	$ 1,000.00	$ 1,019.10	$ 5.89
Class T
Actual	$ 1,000.00	$ 1,064.30	$ 7.00
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 6.84
Class B
Actual	$ 1,000.00	$ 1,060.70	$ 10.17
Hypothetical A	$ 1,000.00	$ 1,015.06	$ 9.95
Class C
Actual	$ 1,000.00	$ 1,060.80	$ 10.02
Hypothetical A	$ 1,000.00	$ 1,015.21	$ 9.80
Fidelity Value Strategies Fund
Actual	$ 1,000.00	$ 1,066.50	$ 4.69
Hypothetical A	$ 1,000.00	$ 1,020.39	$ 4.58
Institutional Class
Actual	$ 1,000.00	$ 1,067.10	$ 4.07
Hypothetical A	$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.17%
Class T	1.36%
Class B	1.98%
Class C	1.95%
Fidelity Value Strategies Fund	.91%
Institutional Class	.79%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Baxter International, Inc.	1.5	2.1
Belden CDT, Inc.	1.4	1.3
Safeway, Inc.	1.2	1.5
Xerox Corp.	1.2	1.5
Tyco International Ltd.	1.2	1.1
Omnivision Technologies, Inc.	1.2	1.0
National Oilwell Varco, Inc.	1.1	1.0
Western Digital Corp.	1.1	1.0
Avon Products, Inc.	1.1	0.2
Endurance Specialty Holdings Ltd.	1.0	1.2
	12.0
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.4	23.5
Consumer Discretionary	16.7	15.9
Financials	12.9	12.3
Health Care	11.5	13.3
Industrials	8.7	10.2
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 94.3%		Stocks 96.6%
	Short-Term Investments and Net Other Assets 5.7%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	12.0%	** Foreign investments	11.9%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.3%
BorgWarner, Inc.	35,900	$ 2,362
Lear Corp. (d)	90,000	2,133
		4,495
Automobiles - 0.4%
Monaco Coach Corp.	120,600	1,573
Nissan Motor Co. Ltd.	254,797	3,089
Renault SA	24,300	2,794
		7,456
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	221,000	1,766
Hotels, Restaurants & Leisure - 4.2%
Applebee's International, Inc.	90,100	1,822
Brinker International, Inc.	206,500	7,579
Carnival Corp. unit	301,600	12,037
Domino's Pizza, Inc.	218,800	5,181
Gaylord Entertainment Co. (a)	87,800	3,847
OSI Restaurant Partners, Inc.	218,600	8,018
Rare Hospitality International, Inc. (a)	85,400	2,626
Royal Caribbean Cruises Ltd.	353,100	13,446
WMS Industries, Inc. (a)	683,200	17,722
		72,278
Household Durables - 1.6%
Jarden Corp. (a)(d)	124,500	3,740
Leggett & Platt, Inc.	318,200	8,079
Matsushita Electric Industrial Co. Ltd.	125,000	2,729
Newell Rubbermaid, Inc.	204,000	5,398
Sealy Corp., Inc.	142,100	1,866
Sony Corp. sponsored ADR	47,800	2,159
The Stanley Works	86,900	4,219
		28,190
Leisure Equipment & Products - 1.4%
Brunswick Corp.	250,800	9,011
Eastman Kodak Co.	480,800	11,592
K2, Inc. (a)	205,800	2,270
Polaris Industries, Inc.	13,600	606
		23,479
Media - 3.4%
CBS Corp. Class B	65,050	1,685
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.	287,300	$ 8,849
E.W. Scripps Co. Class A	128,000	5,924
Gannett Co., Inc.	220,500	11,909
Lamar Advertising Co. Class A (a)	97,600	5,321
Live Nation, Inc. (a)	78,662	1,793
Omnicom Group, Inc.	38,000	3,614
The New York Times Co. Class A (d)	259,500	6,270
The Reader's Digest Association, Inc. (non-vtg.)	227,700	3,240
Tribune Co.	210,800	6,290
Viacom, Inc.:
Class A (a)	3,200	121
Class B (non-vtg.) (a)	109,750	4,143
		59,159
Multiline Retail - 1.7%
Big Lots, Inc. (a)	699,400	11,344
Dollar General Corp.	418,400	6,820
Family Dollar Stores, Inc.	401,500	10,029
		28,193
Specialty Retail - 2.8%
AnnTaylor Stores Corp. (a)	336,000	12,923
AutoZone, Inc. (a)	13,600	1,234
Best Buy Co., Inc.	47,600	2,523
Gap, Inc.	326,800	5,948
Hot Topic, Inc. (a)	240,000	3,322
OfficeMax, Inc.	277,000	11,448
Pier 1 Imports, Inc.	573,500	4,869
RadioShack Corp.	21,400	360
Tiffany & Co., Inc.	172,200	5,888
		48,515
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	355,200	13,736
TOTAL CONSUMER DISCRETIONARY		287,267
CONSUMER STAPLES - 5.2%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	280,800	5,521
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
Cott Corp. (a)	188,400	$ 2,725
SABMiller PLC	237,000	4,423
		12,669
Food & Staples Retailing - 1.5%
Kroger Co.	250,100	5,030
Safeway, Inc.	897,700	21,168
		26,198
Food Products - 0.8%
Corn Products International, Inc.	267,300	7,132
McCormick & Co., Inc. (non-vtg.)	70,701	2,436
TreeHouse Foods, Inc. (a)	127,800	3,194
		12,762
Household Products - 0.6%
Colgate-Palmolive Co.	165,900	10,010
Personal Products - 1.1%
Avon Products, Inc.	570,100	18,072
Tobacco - 0.5%
Altria Group, Inc.	125,400	9,073
TOTAL CONSUMER STAPLES		88,784
ENERGY - 6.6%
Energy Equipment & Services - 5.9%
Baker Hughes, Inc.	93,900	8,104
Cameron International Corp. (a)	190,500	8,934
ENSCO International, Inc.	105,700	5,284
FMC Technologies, Inc. (a)	185,000	12,347
GlobalSantaFe Corp.	96,600	5,809
Halliburton Co.	134,200	10,010
National Oilwell Varco, Inc. (a)	291,200	19,237
Noble Corp.	75,900	5,277
Smith International, Inc.	323,300	13,242
Transocean, Inc. (a)	87,800	7,144
Weatherford International Ltd. (a)	132,800	6,911
		102,299
Oil, Gas & Consumable Fuels - 0.7%
Double Hull Tankers, Inc.	8,600	110
El Paso Corp.	350,300	5,454
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	65,700	$ 4,314
EXCO Resources, Inc.	134,100	1,609
		11,487
TOTAL ENERGY		113,786
FINANCIALS - 12.9%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	34,300	1,570
Janus Capital Group, Inc.	179,800	3,238
Merrill Lynch & Co., Inc.	125,300	9,073
TD Ameritrade Holding Corp.	209,800	3,567
		17,448
Commercial Banks - 1.0%
National Australia Bank Ltd.	61,500	1,641
Popular, Inc.	44,600	864
UnionBanCal Corp.	66,300	4,485
Wachovia Corp.	204,900	10,962
		17,952
Diversified Financial Services - 0.6%
Bank of America Corp.	78,700	3,809
FirstRand Ltd.	339,800	893
JPMorgan Chase & Co.	113,300	4,831
NETeller PLC (a)	45,400	533
		10,066
Insurance - 5.4%
AFLAC, Inc.	162,200	7,591
AMBAC Financial Group, Inc.	125,100	10,027
Endurance Specialty Holdings Ltd.	587,400	17,945
Genworth Financial, Inc. Class A (non-vtg.)	112,400	3,764
Hartford Financial Services Group, Inc.	46,700	4,107
Marsh & McLennan Companies, Inc.	199,300	5,586
MBIA, Inc.	180,700	10,323
MetLife, Inc.	72,200	3,716
Montpelier Re Holdings Ltd.	168,900	2,631
Prudential Financial, Inc.	61,500	4,683
Reinsurance Group of America, Inc.	39,100	1,855
Scottish Re Group Ltd.	142,600	2,769
The St. Paul Travelers Companies, Inc.	174,336	7,674
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
United America Indemnity Ltd. Class A (a)	215,300	$ 4,894
Universal American Financial Corp. (a)	50,600	708
Willis Group Holdings Ltd.	120,000	4,170
		92,443
Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.	36,600	3,073
American Financial Realty Trust (SBI)	229,300	2,270
Annaly Mortgage Management, Inc.	100,700	1,309
Developers Diversified Realty Corp.	82,000	4,194
Digital Realty Trust, Inc.	37,100	931
Duke Realty Corp.	81,900	2,780
Equity Residential (SBI)	121,100	5,341
General Growth Properties, Inc.	172,800	7,562
Kimco Realty Corp.	142,500	5,109
Pennsylvania (REIT) (SBI)	90,800	3,387
Reckson Associates Realty Corp.	87,600	3,367
SL Green Realty Corp.	3,100	308
United Dominion Realty Trust, Inc. (SBI)	235,200	6,353
Vornado Realty Trust	46,000	4,135
		50,119
Thrifts & Mortgage Finance - 2.0%
Countrywide Financial Corp.	161,100	6,167
Fannie Mae	285,700	14,214
Freddie Mac	163,400	9,811
Hudson City Bancorp, Inc.	352,700	4,828
		35,020
TOTAL FINANCIALS		223,048
HEALTH CARE - 11.5%
Biotechnology - 0.7%
Cephalon, Inc. (a)	150,300	8,976
MedImmune, Inc. (a)	76,700	2,441
Myogen, Inc. (a)	33,200	1,034
		12,451
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	695,800	26,225
Becton, Dickinson & Co.	128,400	7,759
Boston Scientific Corp. (a)	273,700	5,660
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
CONMED Corp. (a)	85,300	$ 1,658
Dade Behring Holdings, Inc.	75,373	2,808
Hospira, Inc. (a)	46,800	2,097
Wright Medical Group, Inc. (a)	103,500	2,339
		48,546
Health Care Providers & Services - 4.9%
AmerisourceBergen Corp.	142,900	6,229
Chemed Corp.	81,450	4,386
Community Health Systems, Inc. (a)	328,800	12,396
HCA, Inc.	175,800	7,814
Health Net, Inc. (a)	59,400	2,555
McKesson Corp.	262,100	12,974
Omnicare, Inc.	53,500	2,480
Quest Diagnostics, Inc.	280,700	15,646
Sunrise Senior Living, Inc. (a)	146,700	4,913
Triad Hospitals, Inc. (a)	99,800	4,020
Universal Health Services, Inc. Class B	230,600	11,705
		85,118
Health Care Technology - 0.2%
Emdeon Corp. (a)	231,700	2,690
Life Sciences Tools & Services - 1.8%
Charles River Laboratories International, Inc. (a)	207,100	8,292
Fisher Scientific International, Inc. (a)	90,900	6,749
Varian, Inc. (a)	263,100	11,579
Waters Corp. (a)	90,290	3,761
		30,381
Pharmaceuticals - 1.1%
Schering-Plough Corp.	588,700	11,221
Teva Pharmaceutical Industries Ltd. sponsored ADR	168,500	6,135
Wyeth	22,700	1,038
		18,394
TOTAL HEALTH CARE		197,580
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 8.7%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	104,400	$ 4,299
Precision Castparts Corp.	29,800	1,717
		6,016
Airlines - 0.8%
ACE Aviation Holdings, Inc. Class A (a)	92,000	2,774
Ryanair Holdings PLC sponsored ADR (a)	108,400	5,311
Southwest Airlines Co.	190,100	3,061
TAM SA (PN) sponsored ADR (ltd. vtg.)	118,400	2,659
		13,805
Building Products - 1.1%
American Standard Companies, Inc.	82,500	3,505
Masco Corp.	519,500	16,115
		19,620
Commercial Services & Supplies - 1.8%
Allied Waste Industries, Inc. (a)	111,600	1,331
Aramark Corp. Class B	221,200	7,244
Cendant Corp.	131,300	2,123
Manpower, Inc.	51,800	3,410
Navigant Consulting, Inc. (a)	169,100	3,418
Pike Electric Corp.	98,751	1,931
Steelcase, Inc. Class A	213,400	3,956
The Brink's Co.	124,000	6,814
		30,227
Industrial Conglomerates - 1.2%
Tyco International Ltd.	777,100	21,067
Machinery - 1.7%
Albany International Corp. Class A	71,801	2,869
Briggs & Stratton Corp.	201,200	6,519
Deere & Co.	27,800	2,380
Kennametal, Inc.	15,386	920
Mueller Water Products, Inc. Class A	53,000	916
SPX Corp.	303,500	15,967
		29,571
Road & Rail - 1.6%
Canadian National Railway Co.	94,200	4,170
Con-way, Inc.	118,100	6,979
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Laidlaw International, Inc.	491,892	$ 12,396
Old Dominion Freight Lines, Inc. (a)	106,347	3,277
		26,822
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	6,100	203
Macquarie Infrastructure Co. Trust	68,831	1,914
		2,117
TOTAL INDUSTRIALS		149,245
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 3.3%
ADC Telecommunications, Inc. (a)	274,642	4,922
Alcatel SA sponsored ADR (a)	271,900	3,608
Belden CDT, Inc.	769,085	24,480
Dycom Industries, Inc. (a)	613,400	13,213
Lucent Technologies, Inc. (a)	557,600	1,422
Motorola, Inc.	146,800	3,096
Nokia Corp. sponsored ADR	265,300	5,696
Nortel Networks Corp. (a)	487,300	1,159
		57,596
Computers & Peripherals - 3.4%
Diebold, Inc.	136,900	5,820
Emulex Corp. (a)	276,020	4,891
Intermec, Inc. (a)	53,300	1,228
NCR Corp. (a)	226,200	8,840
Seagate Technology	746,304	17,426
Sun Microsystems, Inc. (a)	451,500	2,104
Western Digital Corp. (a)	924,100	18,805
		59,114
Electronic Equipment & Instruments - 6.0%
Agilent Technologies, Inc. (a)	401,600	14,012
Avnet, Inc. (a)	696,400	15,377
AVX Corp.	378,200	6,191
CDW Corp.	34,400	1,924
Celestica, Inc. (sub. vtg.) (a)	1,030,300	9,739
Flextronics International Ltd. (a)	1,475,000	16,609
Ingram Micro, Inc. Class A (a)	254,300	4,389
Mettler-Toledo International, Inc. (a)	48,400	3,136
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Molex, Inc.	271,624	$ 9,643
Solectron Corp. (a)	751,200	2,674
Symbol Technologies, Inc.	1,419,100	16,845
Tech Data Corp. (a)	73,000	2,650
		103,189
IT Services - 1.7%
Accenture Ltd. Class A	38,500	1,084
Ceridian Corp. (a)	595,100	14,479
Hewitt Associates, Inc. Class A (a)	351,275	9,354
Satyam Computer Services Ltd. sponsored ADR	106,600	3,429
		28,346
Office Electronics - 1.2%
Xerox Corp. (a)	1,538,200	21,119
Semiconductors & Semiconductor Equipment - 4.3%
Actel Corp. (a)	30,457	423
AMIS Holdings, Inc. (a)	178,200	1,748
Amkor Technology, Inc. (a)	148,400	1,411
Applied Materials, Inc.	527,600	8,922
Applied Micro Circuits Corp. (a)	1,609,900	4,733
ASM International NV (NASDAQ) (a)	100,800	1,717
ASML Holding NV (NY Shares) (a)	468,600	9,531
DSP Group, Inc. (a)	65,900	1,733
Fairchild Semiconductor International, Inc. (a)	324,500	5,669
MKS Instruments, Inc. (a)	166,100	3,626
National Semiconductor Corp.	267,600	6,872
Omnivision Technologies, Inc. (a)(d)	700,400	20,522
Samsung Electronics Co. Ltd.	11,780	7,555
Spansion, Inc.	19,400	350
		74,812
Software - 1.5%
Activision, Inc. (a)	278,444	3,639
Cadence Design Systems, Inc. (a)	247,900	4,472
Hyperion Solutions Corp. (a)	113,400	3,256
Symantec Corp. (a)	410,000	6,396
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	222,550	$ 3,625
THQ, Inc. (a)	162,958	3,802
		25,190
TOTAL INFORMATION TECHNOLOGY		369,366
MATERIALS - 4.6%
Chemicals - 2.5%
Albemarle Corp.	61,600	2,957
Ashland, Inc.	154,500	9,656
Bayer AG	20,616	926
BOC Group PLC sponsored ADR	27,200	1,602
Celanese Corp. Class A	200,900	3,960
Chemtura Corp.	798,300	7,847
Cytec Industries, Inc.	175,100	10,082
Georgia Gulf Corp.	112,380	3,622
Israel Chemicals Ltd.	354,200	1,500
OM Group, Inc. (a)	20,300	643
		42,795
Containers & Packaging - 1.1%
Owens-Illinois, Inc. (a)	860,000	14,620
Packaging Corp. of America	236,500	5,037
		19,657
Metals & Mining - 1.0%
Alcan, Inc.	152,900	7,921
Alcoa, Inc.	221,700	7,032
Oregon Steel Mills, Inc. (a)	54,500	2,558
		17,511
TOTAL MATERIALS		79,963
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.2%
Alaska Communication Systems Group, Inc.	355,500	4,415
AT&T, Inc.	292,900	7,633
BellSouth Corp.	231,000	7,801
Citizens Communications Co.	284,900	3,613
Iowa Telecommunication Services, Inc.	220,601	3,971
NTELOS Holding Corp.	98,900	1,377
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Philippine Long Distance Telephone Co. sponsored ADR	55,400	$ 2,086
Verizon Communications, Inc.	224,100	6,994
		37,890
Wireless Telecommunication Services - 1.1%
ALLTEL Corp.	139,800	8,647
Dobson Communications Corp. Class A (a)	447,000	3,840
Sprint Nextel Corp.	310,500	6,586
		19,073
TOTAL TELECOMMUNICATION SERVICES		56,963
UTILITIES - 3.4%
Electric Utilities - 1.7%
Edison International	183,100	7,185
Entergy Corp.	81,900	5,742
Exelon Corp.	87,600	4,959
FPL Group, Inc.	135,300	5,389
PPL Corp.	193,400	5,758
		29,033
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	229,900	4,230
Constellation Energy Group, Inc.	56,700	2,931
NRG Energy, Inc. (a)	109,900	5,468
TXU Corp.	114,300	6,549
		19,178
Multi-Utilities - 0.6%
PG&E Corp.	152,400	6,047
Public Service Enterprise Group, Inc.	55,100	3,512
		9,559
TOTAL UTILITIES		57,770
TOTAL COMMON STOCKS (Cost $1,496,607)		1,623,772
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e) (Cost $36)	2,400	$ 0
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 5.03% (b)	100,939,603	100,940
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	7,274,625	7,275
TOTAL MONEY MARKET FUNDS (Cost $108,215)		108,215
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,604,858)		1,731,987
NET OTHER ASSETS - (0.6)%		(9,818)
NET ASSETS - 100%		$ 1,722,169
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 36
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,691
Fidelity Securities Lending Cash Central Fund	100
Total	$ 1,791
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.0%
Cayman Islands	2.1%
Canada	1.9%
Bermuda	1.6%
Singapore	1.0%
Others (individually less than 1%)	5.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,157) - See accompanying schedule: Unaffiliated issuers (cost $1,496,643)	$ 1,623,772
Affiliated Central Funds (cost $108,215)	108,215
Total Investments (cost $1,604,858)		$ 1,731,987
Receivable for investments sold		5,183
Receivable for fund shares sold		939
Dividends receivable		1,466
Interest receivable		250
Prepaid expenses		5
Other receivables		23
Total assets		1,739,853

Liabilities
Payable to custodian bank	$ 24
Payable for investments purchased	5,462
Payable for fund shares redeemed	2,862
Accrued management fee	835
Distribution fees payable	705
Other affiliated payables	452
Other payables and accrued expenses	69
Collateral on securities loaned, at value	7,275
Total liabilities		17,684

Net Assets		$ 1,722,169
Net Assets consist of:
Paid in capital		$ 1,455,704
Accumulated net investment loss		(2,653)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		141,987
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,131
Net Assets		$ 1,722,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($309,012 ÷ 10,297.8 shares)	$ 30.01

Maximum offering price per share (100/94.25 of $30.01)	$ 31.84
Class T: Net Asset Value and redemption price per share ($852,187 ÷ 27,753.8 shares)	$ 30.71

Maximum offering price per share (100/96.50 of $30.71)	$ 31.82
Class B: Net Asset Value and offering price per share ($218,909 ÷ 7,699.5 shares)A	$ 28.43

Class C: Net Asset Value and offering price per share ($99,827 ÷ 3,535.4 shares)A	$ 28.24

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($166,394 ÷ 5,125.7 shares)	$ 32.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($75,840 ÷ 2,411.2 shares)	$ 31.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 10,037
Interest		5
Income from affiliated Central Funds		1,791
Total income		11,833

Expenses
Management fee	$ 5,184
Transfer agent fees	2,444
Distribution fees	4,389
Accounting and security lending fees	299
Independent trustees' compensation	4
Custodian fees and expenses	71
Registration fees	112
Audit	31
Legal	18
Miscellaneous	(50)
Total expenses before reductions	12,502
Expense reductions	(131)	12,371
Net investment income (loss)		(538)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	144,321
Foreign currency transactions	(3)
Total net realized gain (loss)		144,318
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,047)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(26,045)
Net gain (loss)		118,273
Net increase (decrease) in net assets resulting from operations		$ 117,735

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (538)	$ (2,180)
Net realized gain (loss)	144,318	455,718
Change in net unrealized appreciation (depreciation)	(26,045)	(342,753)
Net increase (decrease) in net assets resulting from operations	117,735	110,785
Distributions to shareholders from net investment income	(1,053)	-
Distributions to shareholders from net realized gain	(387,232)	(16,209)
Total distributions	(388,285)	(16,209)
Share transactions - net increase (decrease)	118,389	(379,736)
Total increase (decrease) in net assets	(152,161)	(285,160)

Net Assets
Beginning of period	1,874,330	2,159,490
End of period (including accumulated net investment loss of $2,653 and accumulated net investment loss of $1,062, respectively)	$ 1,722,169	$ 1,874,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 35.39	$ 33.58	$ 30.95	$ 21.74	$ 24.77	$ 23.42
Income from Investment Operations
Net investment income (loss) E	.02	.03	(.10)	(.08)	.02 G	(.10)
Net realized and unrealized gain (loss)	1.96	2.04	2.73	9.29	(2.82) G	2.75
Total from investment operations	1.98	2.07	2.63	9.21	(2.80)	2.65
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(7.35)	(.26)	-	-	(.23)	(1.30)
Total distributions	(7.36)	(.26)	-	-	(.23)	(1.30)
Net asset value, end of period	$ 30.01	$ 35.39	$ 33.58	$ 30.95	$ 21.74	$ 24.77
Total Return B, C, D	6.52%	6.19%	8.50%	42.36%	(11.46)%	11.90%
Ratios to Average Net Assets F
Expenses before reductions	1.17% A	1.19%	1.18%	1.21%	1.24%	1.17%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.18%	1.21%	1.24%	1.17%
Expenses net of all reductions	1.15% A	1.13%	1.17%	1.18%	1.17%	1.16%
Net investment income (loss)	.14% A	.09%	(.30)%	(.35)%	.07% G	(.39)%
Supplemental Data
Net assets, end of period (in millions)	$ 309	$ 312	$ 299	$ 238	$ 129	$ 89
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 36.06	$ 34.28	$ 31.65	$ 22.28	$ 25.36	$ 23.91
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.16)	(.13)	(.03) G	(.15)
Net realized and unrealized gain (loss)	2.01	2.07	2.79	9.50	(2.90) G	2.81
Total from investment operations	2.00	2.04	2.63	9.37	(2.93)	2.66
Distributions from net realized gain	(7.35)	(.26)	-	-	(.15)	(1.21)
Net asset value, end of period	$ 30.71	$ 36.06	$ 34.28	$ 31.65	$ 22.28	$ 25.36
Total Return B, C, D	6.43%	5.97%	8.31%	42.06%	(11.66)%	11.65%
Ratios to Average Net Assets F
Expenses before reductions	1.36% A	1.37%	1.38%	1.41%	1.42%	1.36%
Expenses net of fee waivers, if any	1.36% A	1.37%	1.38%	1.41%	1.42%	1.36%
Expenses net of all reductions	1.34% A	1.32%	1.36%	1.38%	1.35%	1.34%
Net investment income (loss)	(.05)% A	(.10)%	(.50)%	(.54)%	(.12)% G	(.58)%
Supplemental Data
Net assets, end of period (in millions)	$ 852	$ 930	$ 1,107	$ 1,127	$ 710	$ 667
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 34.01	$ 32.54	$ 30.24	$ 21.42	$ 24.45	$ 23.08
Income from Investment Operations
Net investment income (loss) E	(.10)	(.23)	(.35)	(.27)	(.16) G	(.28)
Net realized and unrealized gain (loss)	1.87	1.96	2.65	9.09	(2.80) G	2.71
Total from investment operations	1.77	1.73	2.30	8.82	(2.96)	2.43
Distributions from net realized gain	(7.35)	(.26)	-	-	(.07)	(1.06)
Net asset value, end of period	$ 28.43	$ 34.01	$ 32.54	$ 30.24	$ 21.42	$ 24.45
Total Return B, C, D	6.07%	5.33%	7.61%	41.18%	(12.16)%	10.97%
Ratios to Average Net Assets F
Expenses before reductions	1.98% A	1.98%	2.02%	2.04%	2.03%	1.93%
Expenses net of fee waivers, if any	1.98% A	1.98%	2.02%	2.04%	2.03%	1.93%
Expenses net of all reductions	1.96% A	1.93%	2.00%	2.01%	1.97%	1.92%
Net investment income (loss)	(.67)% A	(.71)%	(1.14)%	(1.17)%	(.73)% G	(1.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 219	$ 244	$ 301	$ 290	$ 196	$ 172
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 33.83	$ 32.37	$ 30.07	$ 21.29	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.09)	(.23)	(.33)	(.26)	(.15) H	(.07)
Net realized and unrealized gain (loss)	1.85	1.95	2.63	9.04	(2.78) H	(1.91)
Total from investment operations	1.76	1.72	2.30	8.78	(2.93)	(1.98)
Distributions from net realized gain	(7.35)	(.26)	-	-	(.25)	-
Net asset value, end of period	$ 28.24	$ 33.83	$ 32.37	$ 30.07	$ 21.29	$ 24.47
Total Return B, C, D	6.08%	5.33%	7.65%	41.24%	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before reductions	1.95% A	1.98%	1.97%	1.99%	2.01%	1.87% A
Expenses net of fee waivers, if any	1.95% A	1.98%	1.97%	1.99%	2.01%	1.87% A
Expenses net of all reductions	1.93% A	1.93%	1.96%	1.97%	1.94%	1.86% A
Net investment income (loss)	(.64)% A	(.71)%	(1.10)%	(1.13)%	(.71)% H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 100	$ 108	$ 136	$ 106	$ 53	$ 21
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 37.75	$ 35.71	$ 32.81	$ 22.95	$ 26.05	$ 24.53
Income from Investment Operations
Net investment income (loss) D	.07	.14	- G	.02	.12 F	- G
Net realized and unrealized gain (loss)	2.10	2.16	2.90	9.84	(2.96) F	2.86
Total from investment operations	2.17	2.30	2.90	9.86	(2.84)	2.86
Distributions from net investment income	(.11)	-	-	-	-	(.02)
Distributions from net realized gain	(7.35)	(.26)	-	-	(.26)	(1.32)
Total distributions	(7.46)	(.26)	-	-	(.26)	(1.34)
Net asset value, end of period	$ 32.46	$ 37.75	$ 35.71	$ 32.81	$ 22.95	$ 26.05
Total Return B, C	6.65%	6.46%	8.84%	42.96%	(11.06)%	12.26%
Ratios to Average Net Assets E
Expenses before reductions	.91% A	.89%	.87%	.79%	.80%	.79%
Expenses net of fee waivers, if any	.91% A	.89%	.87%	.79%	.80%	.79%
Expenses net of all reductions	.90% A	.83%	.86%	.76%	.73%	.77%
Net investment income (loss)	.40% A	.39%	.00%	.08%	.50% F	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 166	$ 171	$ 185	$ 22	$ 16	$ 19
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 36.82	$ 34.80	$ 31.95	$ 22.36	$ 25.42	$ 23.96
Income from Investment Operations
Net investment income (loss) D	.08	.17	.03	.01	.10 F	(.02)
Net realized and unrealized gain (loss)	2.05	2.11	2.82	9.58	(2.89) F	2.83
Total from investment operations	2.13	2.28	2.85	9.59	(2.79)	2.81
Distributions from net investment income	(.15)	-	-	-	-	(.03)
Distributions from net realized gain	(7.35)	(.26)	-	-	(.27)	(1.32)
Total distributions	(7.50)	(.26)	-	-	(.27)	(1.35)
Net asset value, end of period	$ 31.45	$ 36.82	$ 34.80	$ 31.95	$ 22.36	$ 25.42
Total Return B, C	6.71%	6.58%	8.92%	42.89%	(11.15)%	12.35%
Ratios to Average Net Assets E
Expenses before reductions	.79% A	.80%	.79%	.83%	.87%	.84%
Expenses net of fee waivers, if any	.79% A	.80%	.79%	.83%	.87%	.84%
Expenses net of all reductions	.78% A	.74%	.78%	.81%	.80%	.83%
Net investment income (loss)	.52% A	.48%	.08%	.03%	.44% F	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 76	$ 109	$ 131	$ 141	$ 65	$ 47
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 195,856
Unrealized depreciation	(71,775)
Net unrealized appreciation (depreciation)	$ 124,081
Cost for federal income tax purposes	$ 1,607,906

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $477,628 and $780,859, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 401	$ 7
Class T	.25%	.25%	2,274	29
Class B	.75%	.25%	1,181	888
Class C	.75%	.25%	533	45
			$ 4,389	$ 969

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 48
Class T	20
Class B*	220
Class C*	67
$ 355

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Value Strategies Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Value Strategies shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 473	.30*
Class T	1,060	.23*
Class B	415	.35*
Class C	172	.32*
Fidelity Value Strategies Fund	252	.29*
Institutional Class	72	.17*
	$ 2,444

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains

Semiannual Report

6. Security Lending - continued

collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $100.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $119 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	6
Fidelity Value Strategies Fund	2
$ 11

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 105	$ -
Fidelity Value Strategies Fund	523	-
Institutional Class	425	-
Total	$ 1,053	$ -
From net realized gain
Class A	$ 65,271	$ 2,289
Class T	188,895	8,174
Class B	52,282	2,340
Class C	24,907	1,075
Fidelity Value Strategies Fund	34,628	1,386
Institutional Class	21,249	945
Total	$ 387,232	$ 16,209

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	1,667	2,888	$ 50,939	$ 97,636
Reinvestment of distributions	2,133	64	61,932	2,172
Shares redeemed	(2,327)	(3,034)	(70,836)	(102,624)
Net increase (decrease)	1,473	(82)	$ 42,035	$ (2,816)
Class T
Shares sold	2,325	5,968	$ 72,563	$ 205,057
Reinvestment of distributions	5,995	223	178,166	7,710
Shares redeemed	(6,360)	(12,684)	(198,821)	(437,743)
Net increase (decrease)	1,960	(6,493)	$ 51,908	$ (224,976)
Class B
Shares sold	228	573	$ 6,534	$ 18,660
Reinvestment of distributions	1,743	66	48,144	2,149
Shares redeemed	(1,451)	(2,704)	(42,348)	(88,092)
Net increase (decrease)	520	(2,065)	$ 12,330	$ (67,283)

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class C
Shares sold	471	644	$ 14,840	$ 20,902
Reinvestment of distributions	785	31	21,526	996
Shares redeemed	(903)	(1,708)	(25,715)	(54,688)
Net increase (decrease)	353	(1,033)	$ 10,651	$ (32,790)
Fidelity Value Strategies Fund
Shares sold	1,016	2,457	$ 34,448	$ 88,574
Reinvestment of distributions	1,058	37	33,158	1,326
Shares redeemed	(1,490)	(3,142)	(48,783)	(112,926)
Net increase (decrease)	584	(648)	$ 18,823	$ (23,026)
Institutional Class
Shares sold	256	658	$ 8,391	$ 23,041
Reinvestment of distributions	499	17	15,136	585
Shares redeemed	(1,295)	(1,490)	(40,885)	(52,471)
Net increase (decrease)	(540)	(815)	$ (17,358)	$ (28,845)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Value Strategies Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

SO-USAN-0706
1.786805.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Strategies
Fund - Institutional Class

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,065.20	$ 6.02
Hypothetical A	$ 1,000.00	$ 1,019.10	$ 5.89
Class T
Actual	$ 1,000.00	$ 1,064.30	$ 7.00
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 6.84
Class B
Actual	$ 1,000.00	$ 1,060.70	$ 10.17
Hypothetical A	$ 1,000.00	$ 1,015.06	$ 9.95
Class C
Actual	$ 1,000.00	$ 1,060.80	$ 10.02
Hypothetical A	$ 1,000.00	$ 1,015.21	$ 9.80
Fidelity Value Strategies Fund
Actual	$ 1,000.00	$ 1,066.50	$ 4.69
Hypothetical A	$ 1,000.00	$ 1,020.39	$ 4.58
Institutional Class
Actual	$ 1,000.00	$ 1,067.10	$ 4.07
Hypothetical A	$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.17%
Class T	1.36%
Class B	1.98%
Class C	1.95%
Fidelity Value Strategies Fund	.91%
Institutional Class	.79%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Baxter International, Inc.	1.5	2.1
Belden CDT, Inc.	1.4	1.3
Safeway, Inc.	1.2	1.5
Xerox Corp.	1.2	1.5
Tyco International Ltd.	1.2	1.1
Omnivision Technologies, Inc.	1.2	1.0
National Oilwell Varco, Inc.	1.1	1.0
Western Digital Corp.	1.1	1.0
Avon Products, Inc.	1.1	0.2
Endurance Specialty Holdings Ltd.	1.0	1.2
	12.0
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.4	23.5
Consumer Discretionary	16.7	15.9
Financials	12.9	12.3
Health Care	11.5	13.3
Industrials	8.7	10.2
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 94.3%		Stocks 96.6%
	Short-Term Investments and Net Other Assets 5.7%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	12.0%	** Foreign investments	11.9%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.3%
BorgWarner, Inc.	35,900	$ 2,362
Lear Corp. (d)	90,000	2,133
		4,495
Automobiles - 0.4%
Monaco Coach Corp.	120,600	1,573
Nissan Motor Co. Ltd.	254,797	3,089
Renault SA	24,300	2,794
		7,456
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	221,000	1,766
Hotels, Restaurants & Leisure - 4.2%
Applebee's International, Inc.	90,100	1,822
Brinker International, Inc.	206,500	7,579
Carnival Corp. unit	301,600	12,037
Domino's Pizza, Inc.	218,800	5,181
Gaylord Entertainment Co. (a)	87,800	3,847
OSI Restaurant Partners, Inc.	218,600	8,018
Rare Hospitality International, Inc. (a)	85,400	2,626
Royal Caribbean Cruises Ltd.	353,100	13,446
WMS Industries, Inc. (a)	683,200	17,722
		72,278
Household Durables - 1.6%
Jarden Corp. (a)(d)	124,500	3,740
Leggett & Platt, Inc.	318,200	8,079
Matsushita Electric Industrial Co. Ltd.	125,000	2,729
Newell Rubbermaid, Inc.	204,000	5,398
Sealy Corp., Inc.	142,100	1,866
Sony Corp. sponsored ADR	47,800	2,159
The Stanley Works	86,900	4,219
		28,190
Leisure Equipment & Products - 1.4%
Brunswick Corp.	250,800	9,011
Eastman Kodak Co.	480,800	11,592
K2, Inc. (a)	205,800	2,270
Polaris Industries, Inc.	13,600	606
		23,479
Media - 3.4%
CBS Corp. Class B	65,050	1,685
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.	287,300	$ 8,849
E.W. Scripps Co. Class A	128,000	5,924
Gannett Co., Inc.	220,500	11,909
Lamar Advertising Co. Class A (a)	97,600	5,321
Live Nation, Inc. (a)	78,662	1,793
Omnicom Group, Inc.	38,000	3,614
The New York Times Co. Class A (d)	259,500	6,270
The Reader's Digest Association, Inc. (non-vtg.)	227,700	3,240
Tribune Co.	210,800	6,290
Viacom, Inc.:
Class A (a)	3,200	121
Class B (non-vtg.) (a)	109,750	4,143
		59,159
Multiline Retail - 1.7%
Big Lots, Inc. (a)	699,400	11,344
Dollar General Corp.	418,400	6,820
Family Dollar Stores, Inc.	401,500	10,029
		28,193
Specialty Retail - 2.8%
AnnTaylor Stores Corp. (a)	336,000	12,923
AutoZone, Inc. (a)	13,600	1,234
Best Buy Co., Inc.	47,600	2,523
Gap, Inc.	326,800	5,948
Hot Topic, Inc. (a)	240,000	3,322
OfficeMax, Inc.	277,000	11,448
Pier 1 Imports, Inc.	573,500	4,869
RadioShack Corp.	21,400	360
Tiffany & Co., Inc.	172,200	5,888
		48,515
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	355,200	13,736
TOTAL CONSUMER DISCRETIONARY		287,267
CONSUMER STAPLES - 5.2%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	280,800	5,521
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
Cott Corp. (a)	188,400	$ 2,725
SABMiller PLC	237,000	4,423
		12,669
Food & Staples Retailing - 1.5%
Kroger Co.	250,100	5,030
Safeway, Inc.	897,700	21,168
		26,198
Food Products - 0.8%
Corn Products International, Inc.	267,300	7,132
McCormick & Co., Inc. (non-vtg.)	70,701	2,436
TreeHouse Foods, Inc. (a)	127,800	3,194
		12,762
Household Products - 0.6%
Colgate-Palmolive Co.	165,900	10,010
Personal Products - 1.1%
Avon Products, Inc.	570,100	18,072
Tobacco - 0.5%
Altria Group, Inc.	125,400	9,073
TOTAL CONSUMER STAPLES		88,784
ENERGY - 6.6%
Energy Equipment & Services - 5.9%
Baker Hughes, Inc.	93,900	8,104
Cameron International Corp. (a)	190,500	8,934
ENSCO International, Inc.	105,700	5,284
FMC Technologies, Inc. (a)	185,000	12,347
GlobalSantaFe Corp.	96,600	5,809
Halliburton Co.	134,200	10,010
National Oilwell Varco, Inc. (a)	291,200	19,237
Noble Corp.	75,900	5,277
Smith International, Inc.	323,300	13,242
Transocean, Inc. (a)	87,800	7,144
Weatherford International Ltd. (a)	132,800	6,911
		102,299
Oil, Gas & Consumable Fuels - 0.7%
Double Hull Tankers, Inc.	8,600	110
El Paso Corp.	350,300	5,454
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	65,700	$ 4,314
EXCO Resources, Inc.	134,100	1,609
		11,487
TOTAL ENERGY		113,786
FINANCIALS - 12.9%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	34,300	1,570
Janus Capital Group, Inc.	179,800	3,238
Merrill Lynch & Co., Inc.	125,300	9,073
TD Ameritrade Holding Corp.	209,800	3,567
		17,448
Commercial Banks - 1.0%
National Australia Bank Ltd.	61,500	1,641
Popular, Inc.	44,600	864
UnionBanCal Corp.	66,300	4,485
Wachovia Corp.	204,900	10,962
		17,952
Diversified Financial Services - 0.6%
Bank of America Corp.	78,700	3,809
FirstRand Ltd.	339,800	893
JPMorgan Chase & Co.	113,300	4,831
NETeller PLC (a)	45,400	533
		10,066
Insurance - 5.4%
AFLAC, Inc.	162,200	7,591
AMBAC Financial Group, Inc.	125,100	10,027
Endurance Specialty Holdings Ltd.	587,400	17,945
Genworth Financial, Inc. Class A (non-vtg.)	112,400	3,764
Hartford Financial Services Group, Inc.	46,700	4,107
Marsh & McLennan Companies, Inc.	199,300	5,586
MBIA, Inc.	180,700	10,323
MetLife, Inc.	72,200	3,716
Montpelier Re Holdings Ltd.	168,900	2,631
Prudential Financial, Inc.	61,500	4,683
Reinsurance Group of America, Inc.	39,100	1,855
Scottish Re Group Ltd.	142,600	2,769
The St. Paul Travelers Companies, Inc.	174,336	7,674
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
United America Indemnity Ltd. Class A (a)	215,300	$ 4,894
Universal American Financial Corp. (a)	50,600	708
Willis Group Holdings Ltd.	120,000	4,170
		92,443
Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.	36,600	3,073
American Financial Realty Trust (SBI)	229,300	2,270
Annaly Mortgage Management, Inc.	100,700	1,309
Developers Diversified Realty Corp.	82,000	4,194
Digital Realty Trust, Inc.	37,100	931
Duke Realty Corp.	81,900	2,780
Equity Residential (SBI)	121,100	5,341
General Growth Properties, Inc.	172,800	7,562
Kimco Realty Corp.	142,500	5,109
Pennsylvania (REIT) (SBI)	90,800	3,387
Reckson Associates Realty Corp.	87,600	3,367
SL Green Realty Corp.	3,100	308
United Dominion Realty Trust, Inc. (SBI)	235,200	6,353
Vornado Realty Trust	46,000	4,135
		50,119
Thrifts & Mortgage Finance - 2.0%
Countrywide Financial Corp.	161,100	6,167
Fannie Mae	285,700	14,214
Freddie Mac	163,400	9,811
Hudson City Bancorp, Inc.	352,700	4,828
		35,020
TOTAL FINANCIALS		223,048
HEALTH CARE - 11.5%
Biotechnology - 0.7%
Cephalon, Inc. (a)	150,300	8,976
MedImmune, Inc. (a)	76,700	2,441
Myogen, Inc. (a)	33,200	1,034
		12,451
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	695,800	26,225
Becton, Dickinson & Co.	128,400	7,759
Boston Scientific Corp. (a)	273,700	5,660
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
CONMED Corp. (a)	85,300	$ 1,658
Dade Behring Holdings, Inc.	75,373	2,808
Hospira, Inc. (a)	46,800	2,097
Wright Medical Group, Inc. (a)	103,500	2,339
		48,546
Health Care Providers & Services - 4.9%
AmerisourceBergen Corp.	142,900	6,229
Chemed Corp.	81,450	4,386
Community Health Systems, Inc. (a)	328,800	12,396
HCA, Inc.	175,800	7,814
Health Net, Inc. (a)	59,400	2,555
McKesson Corp.	262,100	12,974
Omnicare, Inc.	53,500	2,480
Quest Diagnostics, Inc.	280,700	15,646
Sunrise Senior Living, Inc. (a)	146,700	4,913
Triad Hospitals, Inc. (a)	99,800	4,020
Universal Health Services, Inc. Class B	230,600	11,705
		85,118
Health Care Technology - 0.2%
Emdeon Corp. (a)	231,700	2,690
Life Sciences Tools & Services - 1.8%
Charles River Laboratories International, Inc. (a)	207,100	8,292
Fisher Scientific International, Inc. (a)	90,900	6,749
Varian, Inc. (a)	263,100	11,579
Waters Corp. (a)	90,290	3,761
		30,381
Pharmaceuticals - 1.1%
Schering-Plough Corp.	588,700	11,221
Teva Pharmaceutical Industries Ltd. sponsored ADR	168,500	6,135
Wyeth	22,700	1,038
		18,394
TOTAL HEALTH CARE		197,580
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 8.7%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	104,400	$ 4,299
Precision Castparts Corp.	29,800	1,717
		6,016
Airlines - 0.8%
ACE Aviation Holdings, Inc. Class A (a)	92,000	2,774
Ryanair Holdings PLC sponsored ADR (a)	108,400	5,311
Southwest Airlines Co.	190,100	3,061
TAM SA (PN) sponsored ADR (ltd. vtg.)	118,400	2,659
		13,805
Building Products - 1.1%
American Standard Companies, Inc.	82,500	3,505
Masco Corp.	519,500	16,115
		19,620
Commercial Services & Supplies - 1.8%
Allied Waste Industries, Inc. (a)	111,600	1,331
Aramark Corp. Class B	221,200	7,244
Cendant Corp.	131,300	2,123
Manpower, Inc.	51,800	3,410
Navigant Consulting, Inc. (a)	169,100	3,418
Pike Electric Corp.	98,751	1,931
Steelcase, Inc. Class A	213,400	3,956
The Brink's Co.	124,000	6,814
		30,227
Industrial Conglomerates - 1.2%
Tyco International Ltd.	777,100	21,067
Machinery - 1.7%
Albany International Corp. Class A	71,801	2,869
Briggs & Stratton Corp.	201,200	6,519
Deere & Co.	27,800	2,380
Kennametal, Inc.	15,386	920
Mueller Water Products, Inc. Class A	53,000	916
SPX Corp.	303,500	15,967
		29,571
Road & Rail - 1.6%
Canadian National Railway Co.	94,200	4,170
Con-way, Inc.	118,100	6,979
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Laidlaw International, Inc.	491,892	$ 12,396
Old Dominion Freight Lines, Inc. (a)	106,347	3,277
		26,822
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	6,100	203
Macquarie Infrastructure Co. Trust	68,831	1,914
		2,117
TOTAL INDUSTRIALS		149,245
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 3.3%
ADC Telecommunications, Inc. (a)	274,642	4,922
Alcatel SA sponsored ADR (a)	271,900	3,608
Belden CDT, Inc.	769,085	24,480
Dycom Industries, Inc. (a)	613,400	13,213
Lucent Technologies, Inc. (a)	557,600	1,422
Motorola, Inc.	146,800	3,096
Nokia Corp. sponsored ADR	265,300	5,696
Nortel Networks Corp. (a)	487,300	1,159
		57,596
Computers & Peripherals - 3.4%
Diebold, Inc.	136,900	5,820
Emulex Corp. (a)	276,020	4,891
Intermec, Inc. (a)	53,300	1,228
NCR Corp. (a)	226,200	8,840
Seagate Technology	746,304	17,426
Sun Microsystems, Inc. (a)	451,500	2,104
Western Digital Corp. (a)	924,100	18,805
		59,114
Electronic Equipment & Instruments - 6.0%
Agilent Technologies, Inc. (a)	401,600	14,012
Avnet, Inc. (a)	696,400	15,377
AVX Corp.	378,200	6,191
CDW Corp.	34,400	1,924
Celestica, Inc. (sub. vtg.) (a)	1,030,300	9,739
Flextronics International Ltd. (a)	1,475,000	16,609
Ingram Micro, Inc. Class A (a)	254,300	4,389
Mettler-Toledo International, Inc. (a)	48,400	3,136
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Molex, Inc.	271,624	$ 9,643
Solectron Corp. (a)	751,200	2,674
Symbol Technologies, Inc.	1,419,100	16,845
Tech Data Corp. (a)	73,000	2,650
		103,189
IT Services - 1.7%
Accenture Ltd. Class A	38,500	1,084
Ceridian Corp. (a)	595,100	14,479
Hewitt Associates, Inc. Class A (a)	351,275	9,354
Satyam Computer Services Ltd. sponsored ADR	106,600	3,429
		28,346
Office Electronics - 1.2%
Xerox Corp. (a)	1,538,200	21,119
Semiconductors & Semiconductor Equipment - 4.3%
Actel Corp. (a)	30,457	423
AMIS Holdings, Inc. (a)	178,200	1,748
Amkor Technology, Inc. (a)	148,400	1,411
Applied Materials, Inc.	527,600	8,922
Applied Micro Circuits Corp. (a)	1,609,900	4,733
ASM International NV (NASDAQ) (a)	100,800	1,717
ASML Holding NV (NY Shares) (a)	468,600	9,531
DSP Group, Inc. (a)	65,900	1,733
Fairchild Semiconductor International, Inc. (a)	324,500	5,669
MKS Instruments, Inc. (a)	166,100	3,626
National Semiconductor Corp.	267,600	6,872
Omnivision Technologies, Inc. (a)(d)	700,400	20,522
Samsung Electronics Co. Ltd.	11,780	7,555
Spansion, Inc.	19,400	350
		74,812
Software - 1.5%
Activision, Inc. (a)	278,444	3,639
Cadence Design Systems, Inc. (a)	247,900	4,472
Hyperion Solutions Corp. (a)	113,400	3,256
Symantec Corp. (a)	410,000	6,396
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	222,550	$ 3,625
THQ, Inc. (a)	162,958	3,802
		25,190
TOTAL INFORMATION TECHNOLOGY		369,366
MATERIALS - 4.6%
Chemicals - 2.5%
Albemarle Corp.	61,600	2,957
Ashland, Inc.	154,500	9,656
Bayer AG	20,616	926
BOC Group PLC sponsored ADR	27,200	1,602
Celanese Corp. Class A	200,900	3,960
Chemtura Corp.	798,300	7,847
Cytec Industries, Inc.	175,100	10,082
Georgia Gulf Corp.	112,380	3,622
Israel Chemicals Ltd.	354,200	1,500
OM Group, Inc. (a)	20,300	643
		42,795
Containers & Packaging - 1.1%
Owens-Illinois, Inc. (a)	860,000	14,620
Packaging Corp. of America	236,500	5,037
		19,657
Metals & Mining - 1.0%
Alcan, Inc.	152,900	7,921
Alcoa, Inc.	221,700	7,032
Oregon Steel Mills, Inc. (a)	54,500	2,558
		17,511
TOTAL MATERIALS		79,963
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.2%
Alaska Communication Systems Group, Inc.	355,500	4,415
AT&T, Inc.	292,900	7,633
BellSouth Corp.	231,000	7,801
Citizens Communications Co.	284,900	3,613
Iowa Telecommunication Services, Inc.	220,601	3,971
NTELOS Holding Corp.	98,900	1,377
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Philippine Long Distance Telephone Co. sponsored ADR	55,400	$ 2,086
Verizon Communications, Inc.	224,100	6,994
		37,890
Wireless Telecommunication Services - 1.1%
ALLTEL Corp.	139,800	8,647
Dobson Communications Corp. Class A (a)	447,000	3,840
Sprint Nextel Corp.	310,500	6,586
		19,073
TOTAL TELECOMMUNICATION SERVICES		56,963
UTILITIES - 3.4%
Electric Utilities - 1.7%
Edison International	183,100	7,185
Entergy Corp.	81,900	5,742
Exelon Corp.	87,600	4,959
FPL Group, Inc.	135,300	5,389
PPL Corp.	193,400	5,758
		29,033
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	229,900	4,230
Constellation Energy Group, Inc.	56,700	2,931
NRG Energy, Inc. (a)	109,900	5,468
TXU Corp.	114,300	6,549
		19,178
Multi-Utilities - 0.6%
PG&E Corp.	152,400	6,047
Public Service Enterprise Group, Inc.	55,100	3,512
		9,559
TOTAL UTILITIES		57,770
TOTAL COMMON STOCKS (Cost $1,496,607)		1,623,772
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e) (Cost $36)	2,400	$ 0
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 5.03% (b)	100,939,603	100,940
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	7,274,625	7,275
TOTAL MONEY MARKET FUNDS (Cost $108,215)		108,215
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,604,858)		1,731,987
NET OTHER ASSETS - (0.6)%		(9,818)
NET ASSETS - 100%		$ 1,722,169
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 36
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,691
Fidelity Securities Lending Cash Central Fund	100
Total	$ 1,791
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.0%
Cayman Islands	2.1%
Canada	1.9%
Bermuda	1.6%
Singapore	1.0%
Others (individually less than 1%)	5.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,157) - See accompanying schedule: Unaffiliated issuers (cost $1,496,643)	$ 1,623,772
Affiliated Central Funds (cost $108,215)	108,215
Total Investments (cost $1,604,858)		$ 1,731,987
Receivable for investments sold		5,183
Receivable for fund shares sold		939
Dividends receivable		1,466
Interest receivable		250
Prepaid expenses		5
Other receivables		23
Total assets		1,739,853

Liabilities
Payable to custodian bank	$ 24
Payable for investments purchased	5,462
Payable for fund shares redeemed	2,862
Accrued management fee	835
Distribution fees payable	705
Other affiliated payables	452
Other payables and accrued expenses	69
Collateral on securities loaned, at value	7,275
Total liabilities		17,684

Net Assets		$ 1,722,169
Net Assets consist of:
Paid in capital		$ 1,455,704
Accumulated net investment loss		(2,653)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		141,987
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,131
Net Assets		$ 1,722,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($309,012 ÷ 10,297.8 shares)	$ 30.01

Maximum offering price per share (100/94.25 of $30.01)	$ 31.84
Class T: Net Asset Value and redemption price per share ($852,187 ÷ 27,753.8 shares)	$ 30.71

Maximum offering price per share (100/96.50 of $30.71)	$ 31.82
Class B: Net Asset Value and offering price per share ($218,909 ÷ 7,699.5 shares)A	$ 28.43

Class C: Net Asset Value and offering price per share ($99,827 ÷ 3,535.4 shares)A	$ 28.24

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($166,394 ÷ 5,125.7 shares)	$ 32.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($75,840 ÷ 2,411.2 shares)	$ 31.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 10,037
Interest		5
Income from affiliated Central Funds		1,791
Total income		11,833

Expenses
Management fee	$ 5,184
Transfer agent fees	2,444
Distribution fees	4,389
Accounting and security lending fees	299
Independent trustees' compensation	4
Custodian fees and expenses	71
Registration fees	112
Audit	31
Legal	18
Miscellaneous	(50)
Total expenses before reductions	12,502
Expense reductions	(131)	12,371
Net investment income (loss)		(538)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	144,321
Foreign currency transactions	(3)
Total net realized gain (loss)		144,318
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,047)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(26,045)
Net gain (loss)		118,273
Net increase (decrease) in net assets resulting from operations		$ 117,735

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (538)	$ (2,180)
Net realized gain (loss)	144,318	455,718
Change in net unrealized appreciation (depreciation)	(26,045)	(342,753)
Net increase (decrease) in net assets resulting from operations	117,735	110,785
Distributions to shareholders from net investment income	(1,053)	-
Distributions to shareholders from net realized gain	(387,232)	(16,209)
Total distributions	(388,285)	(16,209)
Share transactions - net increase (decrease)	118,389	(379,736)
Total increase (decrease) in net assets	(152,161)	(285,160)

Net Assets
Beginning of period	1,874,330	2,159,490
End of period (including accumulated net investment loss of $2,653 and accumulated net investment loss of $1,062, respectively)	$ 1,722,169	$ 1,874,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 35.39	$ 33.58	$ 30.95	$ 21.74	$ 24.77	$ 23.42
Income from Investment Operations
Net investment income (loss) E	.02	.03	(.10)	(.08)	.02 G	(.10)
Net realized and unrealized gain (loss)	1.96	2.04	2.73	9.29	(2.82) G	2.75
Total from investment operations	1.98	2.07	2.63	9.21	(2.80)	2.65
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(7.35)	(.26)	-	-	(.23)	(1.30)
Total distributions	(7.36)	(.26)	-	-	(.23)	(1.30)
Net asset value, end of period	$ 30.01	$ 35.39	$ 33.58	$ 30.95	$ 21.74	$ 24.77
Total Return B, C, D	6.52%	6.19%	8.50%	42.36%	(11.46)%	11.90%
Ratios to Average Net Assets F
Expenses before reductions	1.17% A	1.19%	1.18%	1.21%	1.24%	1.17%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.18%	1.21%	1.24%	1.17%
Expenses net of all reductions	1.15% A	1.13%	1.17%	1.18%	1.17%	1.16%
Net investment income (loss)	.14% A	.09%	(.30)%	(.35)%	.07% G	(.39)%
Supplemental Data
Net assets, end of period (in millions)	$ 309	$ 312	$ 299	$ 238	$ 129	$ 89
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 36.06	$ 34.28	$ 31.65	$ 22.28	$ 25.36	$ 23.91
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.16)	(.13)	(.03) G	(.15)
Net realized and unrealized gain (loss)	2.01	2.07	2.79	9.50	(2.90) G	2.81
Total from investment operations	2.00	2.04	2.63	9.37	(2.93)	2.66
Distributions from net realized gain	(7.35)	(.26)	-	-	(.15)	(1.21)
Net asset value, end of period	$ 30.71	$ 36.06	$ 34.28	$ 31.65	$ 22.28	$ 25.36
Total Return B, C, D	6.43%	5.97%	8.31%	42.06%	(11.66)%	11.65%
Ratios to Average Net Assets F
Expenses before reductions	1.36% A	1.37%	1.38%	1.41%	1.42%	1.36%
Expenses net of fee waivers, if any	1.36% A	1.37%	1.38%	1.41%	1.42%	1.36%
Expenses net of all reductions	1.34% A	1.32%	1.36%	1.38%	1.35%	1.34%
Net investment income (loss)	(.05)% A	(.10)%	(.50)%	(.54)%	(.12)% G	(.58)%
Supplemental Data
Net assets, end of period (in millions)	$ 852	$ 930	$ 1,107	$ 1,127	$ 710	$ 667
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 34.01	$ 32.54	$ 30.24	$ 21.42	$ 24.45	$ 23.08
Income from Investment Operations
Net investment income (loss) E	(.10)	(.23)	(.35)	(.27)	(.16) G	(.28)
Net realized and unrealized gain (loss)	1.87	1.96	2.65	9.09	(2.80) G	2.71
Total from investment operations	1.77	1.73	2.30	8.82	(2.96)	2.43
Distributions from net realized gain	(7.35)	(.26)	-	-	(.07)	(1.06)
Net asset value, end of period	$ 28.43	$ 34.01	$ 32.54	$ 30.24	$ 21.42	$ 24.45
Total Return B, C, D	6.07%	5.33%	7.61%	41.18%	(12.16)%	10.97%
Ratios to Average Net Assets F
Expenses before reductions	1.98% A	1.98%	2.02%	2.04%	2.03%	1.93%
Expenses net of fee waivers, if any	1.98% A	1.98%	2.02%	2.04%	2.03%	1.93%
Expenses net of all reductions	1.96% A	1.93%	2.00%	2.01%	1.97%	1.92%
Net investment income (loss)	(.67)% A	(.71)%	(1.14)%	(1.17)%	(.73)% G	(1.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 219	$ 244	$ 301	$ 290	$ 196	$ 172
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 33.83	$ 32.37	$ 30.07	$ 21.29	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.09)	(.23)	(.33)	(.26)	(.15) H	(.07)
Net realized and unrealized gain (loss)	1.85	1.95	2.63	9.04	(2.78) H	(1.91)
Total from investment operations	1.76	1.72	2.30	8.78	(2.93)	(1.98)
Distributions from net realized gain	(7.35)	(.26)	-	-	(.25)	-
Net asset value, end of period	$ 28.24	$ 33.83	$ 32.37	$ 30.07	$ 21.29	$ 24.47
Total Return B, C, D	6.08%	5.33%	7.65%	41.24%	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before reductions	1.95% A	1.98%	1.97%	1.99%	2.01%	1.87% A
Expenses net of fee waivers, if any	1.95% A	1.98%	1.97%	1.99%	2.01%	1.87% A
Expenses net of all reductions	1.93% A	1.93%	1.96%	1.97%	1.94%	1.86% A
Net investment income (loss)	(.64)% A	(.71)%	(1.10)%	(1.13)%	(.71)% H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 100	$ 108	$ 136	$ 106	$ 53	$ 21
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 37.75	$ 35.71	$ 32.81	$ 22.95	$ 26.05	$ 24.53
Income from Investment Operations
Net investment income (loss) D	.07	.14	- G	.02	.12 F	- G
Net realized and unrealized gain (loss)	2.10	2.16	2.90	9.84	(2.96) F	2.86
Total from investment operations	2.17	2.30	2.90	9.86	(2.84)	2.86
Distributions from net investment income	(.11)	-	-	-	-	(.02)
Distributions from net realized gain	(7.35)	(.26)	-	-	(.26)	(1.32)
Total distributions	(7.46)	(.26)	-	-	(.26)	(1.34)
Net asset value, end of period	$ 32.46	$ 37.75	$ 35.71	$ 32.81	$ 22.95	$ 26.05
Total Return B, C	6.65%	6.46%	8.84%	42.96%	(11.06)%	12.26%
Ratios to Average Net Assets E
Expenses before reductions	.91% A	.89%	.87%	.79%	.80%	.79%
Expenses net of fee waivers, if any	.91% A	.89%	.87%	.79%	.80%	.79%
Expenses net of all reductions	.90% A	.83%	.86%	.76%	.73%	.77%
Net investment income (loss)	.40% A	.39%	.00%	.08%	.50% F	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 166	$ 171	$ 185	$ 22	$ 16	$ 19
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 36.82	$ 34.80	$ 31.95	$ 22.36	$ 25.42	$ 23.96
Income from Investment Operations
Net investment income (loss) D	.08	.17	.03	.01	.10 F	(.02)
Net realized and unrealized gain (loss)	2.05	2.11	2.82	9.58	(2.89) F	2.83
Total from investment operations	2.13	2.28	2.85	9.59	(2.79)	2.81
Distributions from net investment income	(.15)	-	-	-	-	(.03)
Distributions from net realized gain	(7.35)	(.26)	-	-	(.27)	(1.32)
Total distributions	(7.50)	(.26)	-	-	(.27)	(1.35)
Net asset value, end of period	$ 31.45	$ 36.82	$ 34.80	$ 31.95	$ 22.36	$ 25.42
Total Return B, C	6.71%	6.58%	8.92%	42.89%	(11.15)%	12.35%
Ratios to Average Net Assets E
Expenses before reductions	.79% A	.80%	.79%	.83%	.87%	.84%
Expenses net of fee waivers, if any	.79% A	.80%	.79%	.83%	.87%	.84%
Expenses net of all reductions	.78% A	.74%	.78%	.81%	.80%	.83%
Net investment income (loss)	.52% A	.48%	.08%	.03%	.44% F	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 76	$ 109	$ 131	$ 141	$ 65	$ 47
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 195,856
Unrealized depreciation	(71,775)
Net unrealized appreciation (depreciation)	$ 124,081
Cost for federal income tax purposes	$ 1,607,906

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $477,628 and $780,859, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 401	$ 7
Class T	.25%	.25%	2,274	29
Class B	.75%	.25%	1,181	888
Class C	.75%	.25%	533	45
			$ 4,389	$ 969

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 48
Class T	20
Class B*	220
Class C*	67
$ 355

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Value Strategies Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Value Strategies shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 473	.30*
Class T	1,060	.23*
Class B	415	.35*
Class C	172	.32*
Fidelity Value Strategies Fund	252	.29*
Institutional Class	72	.17*
	$ 2,444

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains

Semiannual Report

6. Security Lending - continued

collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $100.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $119 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	6
Fidelity Value Strategies Fund	2
$ 11

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 105	$ -
Fidelity Value Strategies Fund	523	-
Institutional Class	425	-
Total	$ 1,053	$ -
From net realized gain
Class A	$ 65,271	$ 2,289
Class T	188,895	8,174
Class B	52,282	2,340
Class C	24,907	1,075
Fidelity Value Strategies Fund	34,628	1,386
Institutional Class	21,249	945
Total	$ 387,232	$ 16,209

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	1,667	2,888	$ 50,939	$ 97,636
Reinvestment of distributions	2,133	64	61,932	2,172
Shares redeemed	(2,327)	(3,034)	(70,836)	(102,624)
Net increase (decrease)	1,473	(82)	$ 42,035	$ (2,816)
Class T
Shares sold	2,325	5,968	$ 72,563	$ 205,057
Reinvestment of distributions	5,995	223	178,166	7,710
Shares redeemed	(6,360)	(12,684)	(198,821)	(437,743)
Net increase (decrease)	1,960	(6,493)	$ 51,908	$ (224,976)
Class B
Shares sold	228	573	$ 6,534	$ 18,660
Reinvestment of distributions	1,743	66	48,144	2,149
Shares redeemed	(1,451)	(2,704)	(42,348)	(88,092)
Net increase (decrease)	520	(2,065)	$ 12,330	$ (67,283)

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class C
Shares sold	471	644	$ 14,840	$ 20,902
Reinvestment of distributions	785	31	21,526	996
Shares redeemed	(903)	(1,708)	(25,715)	(54,688)
Net increase (decrease)	353	(1,033)	$ 10,651	$ (32,790)
Fidelity Value Strategies Fund
Shares sold	1,016	2,457	$ 34,448	$ 88,574
Reinvestment of distributions	1,058	37	33,158	1,326
Shares redeemed	(1,490)	(3,142)	(48,783)	(112,926)
Net increase (decrease)	584	(648)	$ 18,823	$ (23,026)
Institutional Class
Shares sold	256	658	$ 8,391	$ 23,041
Reinvestment of distributions	499	17	15,136	585
Shares redeemed	(1,295)	(1,490)	(40,885)	(52,471)
Net increase (decrease)	(540)	(815)	$ (17,358)	$ (28,845)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Value Strategies Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ISO-USAN-0706
1.786806.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity

Value Strategies Fund
(A Class of Fidelity® Advisor Value
Strategies Fund)

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,065.20	$ 6.02
Hypothetical A	$ 1,000.00	$ 1,019.10	$ 5.89
Class T
Actual	$ 1,000.00	$ 1,064.30	$ 7.00
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 6.84
Class B
Actual	$ 1,000.00	$ 1,060.70	$ 10.17
Hypothetical A	$ 1,000.00	$ 1,015.06	$ 9.95
Class C
Actual	$ 1,000.00	$ 1,060.80	$ 10.02
Hypothetical A	$ 1,000.00	$ 1,015.21	$ 9.80
Fidelity Value Strategies Fund
Actual	$ 1,000.00	$ 1,066.50	$ 4.69
Hypothetical A	$ 1,000.00	$ 1,020.39	$ 4.58
Institutional Class
Actual	$ 1,000.00	$ 1,067.10	$ 4.07
Hypothetical A	$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.17%
Class T	1.36%
Class B	1.98%
Class C	1.95%
Fidelity Value Strategies Fund	.91%
Institutional Class	.79%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Baxter International, Inc.	1.5	2.1
Belden CDT, Inc.	1.4	1.3
Safeway, Inc.	1.2	1.5
Xerox Corp.	1.2	1.5
Tyco International Ltd.	1.2	1.1
Omnivision Technologies, Inc.	1.2	1.0
National Oilwell Varco, Inc.	1.1	1.0
Western Digital Corp.	1.1	1.0
Avon Products, Inc.	1.1	0.2
Endurance Specialty Holdings Ltd.	1.0	1.2
	12.0
Top Five Market Sectors as of May 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.4	23.5
Consumer Discretionary	16.7	15.9
Financials	12.9	12.3
Health Care	11.5	13.3
Industrials	8.7	10.2
Asset Allocation (% of fund's net assets)
As of May 31, 2006 *		As of November 30, 2005 **
	Stocks 94.3%		Stocks 96.6%
	Short-Term Investments and Net Other Assets 5.7%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	12.0%	** Foreign investments	11.9%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.3%
BorgWarner, Inc.	35,900	$ 2,362
Lear Corp. (d)	90,000	2,133
		4,495
Automobiles - 0.4%
Monaco Coach Corp.	120,600	1,573
Nissan Motor Co. Ltd.	254,797	3,089
Renault SA	24,300	2,794
		7,456
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	221,000	1,766
Hotels, Restaurants & Leisure - 4.2%
Applebee's International, Inc.	90,100	1,822
Brinker International, Inc.	206,500	7,579
Carnival Corp. unit	301,600	12,037
Domino's Pizza, Inc.	218,800	5,181
Gaylord Entertainment Co. (a)	87,800	3,847
OSI Restaurant Partners, Inc.	218,600	8,018
Rare Hospitality International, Inc. (a)	85,400	2,626
Royal Caribbean Cruises Ltd.	353,100	13,446
WMS Industries, Inc. (a)	683,200	17,722
		72,278
Household Durables - 1.6%
Jarden Corp. (a)(d)	124,500	3,740
Leggett & Platt, Inc.	318,200	8,079
Matsushita Electric Industrial Co. Ltd.	125,000	2,729
Newell Rubbermaid, Inc.	204,000	5,398
Sealy Corp., Inc.	142,100	1,866
Sony Corp. sponsored ADR	47,800	2,159
The Stanley Works	86,900	4,219
		28,190
Leisure Equipment & Products - 1.4%
Brunswick Corp.	250,800	9,011
Eastman Kodak Co.	480,800	11,592
K2, Inc. (a)	205,800	2,270
Polaris Industries, Inc.	13,600	606
		23,479
Media - 3.4%
CBS Corp. Class B	65,050	1,685
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.	287,300	$ 8,849
E.W. Scripps Co. Class A	128,000	5,924
Gannett Co., Inc.	220,500	11,909
Lamar Advertising Co. Class A (a)	97,600	5,321
Live Nation, Inc. (a)	78,662	1,793
Omnicom Group, Inc.	38,000	3,614
The New York Times Co. Class A (d)	259,500	6,270
The Reader's Digest Association, Inc. (non-vtg.)	227,700	3,240
Tribune Co.	210,800	6,290
Viacom, Inc.:
Class A (a)	3,200	121
Class B (non-vtg.) (a)	109,750	4,143
		59,159
Multiline Retail - 1.7%
Big Lots, Inc. (a)	699,400	11,344
Dollar General Corp.	418,400	6,820
Family Dollar Stores, Inc.	401,500	10,029
		28,193
Specialty Retail - 2.8%
AnnTaylor Stores Corp. (a)	336,000	12,923
AutoZone, Inc. (a)	13,600	1,234
Best Buy Co., Inc.	47,600	2,523
Gap, Inc.	326,800	5,948
Hot Topic, Inc. (a)	240,000	3,322
OfficeMax, Inc.	277,000	11,448
Pier 1 Imports, Inc.	573,500	4,869
RadioShack Corp.	21,400	360
Tiffany & Co., Inc.	172,200	5,888
		48,515
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	355,200	13,736
TOTAL CONSUMER DISCRETIONARY		287,267
CONSUMER STAPLES - 5.2%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	280,800	5,521
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
Cott Corp. (a)	188,400	$ 2,725
SABMiller PLC	237,000	4,423
		12,669
Food & Staples Retailing - 1.5%
Kroger Co.	250,100	5,030
Safeway, Inc.	897,700	21,168
		26,198
Food Products - 0.8%
Corn Products International, Inc.	267,300	7,132
McCormick & Co., Inc. (non-vtg.)	70,701	2,436
TreeHouse Foods, Inc. (a)	127,800	3,194
		12,762
Household Products - 0.6%
Colgate-Palmolive Co.	165,900	10,010
Personal Products - 1.1%
Avon Products, Inc.	570,100	18,072
Tobacco - 0.5%
Altria Group, Inc.	125,400	9,073
TOTAL CONSUMER STAPLES		88,784
ENERGY - 6.6%
Energy Equipment & Services - 5.9%
Baker Hughes, Inc.	93,900	8,104
Cameron International Corp. (a)	190,500	8,934
ENSCO International, Inc.	105,700	5,284
FMC Technologies, Inc. (a)	185,000	12,347
GlobalSantaFe Corp.	96,600	5,809
Halliburton Co.	134,200	10,010
National Oilwell Varco, Inc. (a)	291,200	19,237
Noble Corp.	75,900	5,277
Smith International, Inc.	323,300	13,242
Transocean, Inc. (a)	87,800	7,144
Weatherford International Ltd. (a)	132,800	6,911
		102,299
Oil, Gas & Consumable Fuels - 0.7%
Double Hull Tankers, Inc.	8,600	110
El Paso Corp.	350,300	5,454
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	65,700	$ 4,314
EXCO Resources, Inc.	134,100	1,609
		11,487
TOTAL ENERGY		113,786
FINANCIALS - 12.9%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	34,300	1,570
Janus Capital Group, Inc.	179,800	3,238
Merrill Lynch & Co., Inc.	125,300	9,073
TD Ameritrade Holding Corp.	209,800	3,567
		17,448
Commercial Banks - 1.0%
National Australia Bank Ltd.	61,500	1,641
Popular, Inc.	44,600	864
UnionBanCal Corp.	66,300	4,485
Wachovia Corp.	204,900	10,962
		17,952
Diversified Financial Services - 0.6%
Bank of America Corp.	78,700	3,809
FirstRand Ltd.	339,800	893
JPMorgan Chase & Co.	113,300	4,831
NETeller PLC (a)	45,400	533
		10,066
Insurance - 5.4%
AFLAC, Inc.	162,200	7,591
AMBAC Financial Group, Inc.	125,100	10,027
Endurance Specialty Holdings Ltd.	587,400	17,945
Genworth Financial, Inc. Class A (non-vtg.)	112,400	3,764
Hartford Financial Services Group, Inc.	46,700	4,107
Marsh & McLennan Companies, Inc.	199,300	5,586
MBIA, Inc.	180,700	10,323
MetLife, Inc.	72,200	3,716
Montpelier Re Holdings Ltd.	168,900	2,631
Prudential Financial, Inc.	61,500	4,683
Reinsurance Group of America, Inc.	39,100	1,855
Scottish Re Group Ltd.	142,600	2,769
The St. Paul Travelers Companies, Inc.	174,336	7,674
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
United America Indemnity Ltd. Class A (a)	215,300	$ 4,894
Universal American Financial Corp. (a)	50,600	708
Willis Group Holdings Ltd.	120,000	4,170
		92,443
Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.	36,600	3,073
American Financial Realty Trust (SBI)	229,300	2,270
Annaly Mortgage Management, Inc.	100,700	1,309
Developers Diversified Realty Corp.	82,000	4,194
Digital Realty Trust, Inc.	37,100	931
Duke Realty Corp.	81,900	2,780
Equity Residential (SBI)	121,100	5,341
General Growth Properties, Inc.	172,800	7,562
Kimco Realty Corp.	142,500	5,109
Pennsylvania (REIT) (SBI)	90,800	3,387
Reckson Associates Realty Corp.	87,600	3,367
SL Green Realty Corp.	3,100	308
United Dominion Realty Trust, Inc. (SBI)	235,200	6,353
Vornado Realty Trust	46,000	4,135
		50,119
Thrifts & Mortgage Finance - 2.0%
Countrywide Financial Corp.	161,100	6,167
Fannie Mae	285,700	14,214
Freddie Mac	163,400	9,811
Hudson City Bancorp, Inc.	352,700	4,828
		35,020
TOTAL FINANCIALS		223,048
HEALTH CARE - 11.5%
Biotechnology - 0.7%
Cephalon, Inc. (a)	150,300	8,976
MedImmune, Inc. (a)	76,700	2,441
Myogen, Inc. (a)	33,200	1,034
		12,451
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	695,800	26,225
Becton, Dickinson & Co.	128,400	7,759
Boston Scientific Corp. (a)	273,700	5,660
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
CONMED Corp. (a)	85,300	$ 1,658
Dade Behring Holdings, Inc.	75,373	2,808
Hospira, Inc. (a)	46,800	2,097
Wright Medical Group, Inc. (a)	103,500	2,339
		48,546
Health Care Providers & Services - 4.9%
AmerisourceBergen Corp.	142,900	6,229
Chemed Corp.	81,450	4,386
Community Health Systems, Inc. (a)	328,800	12,396
HCA, Inc.	175,800	7,814
Health Net, Inc. (a)	59,400	2,555
McKesson Corp.	262,100	12,974
Omnicare, Inc.	53,500	2,480
Quest Diagnostics, Inc.	280,700	15,646
Sunrise Senior Living, Inc. (a)	146,700	4,913
Triad Hospitals, Inc. (a)	99,800	4,020
Universal Health Services, Inc. Class B	230,600	11,705
		85,118
Health Care Technology - 0.2%
Emdeon Corp. (a)	231,700	2,690
Life Sciences Tools & Services - 1.8%
Charles River Laboratories International, Inc. (a)	207,100	8,292
Fisher Scientific International, Inc. (a)	90,900	6,749
Varian, Inc. (a)	263,100	11,579
Waters Corp. (a)	90,290	3,761
		30,381
Pharmaceuticals - 1.1%
Schering-Plough Corp.	588,700	11,221
Teva Pharmaceutical Industries Ltd. sponsored ADR	168,500	6,135
Wyeth	22,700	1,038
		18,394
TOTAL HEALTH CARE		197,580
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 8.7%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	104,400	$ 4,299
Precision Castparts Corp.	29,800	1,717
		6,016
Airlines - 0.8%
ACE Aviation Holdings, Inc. Class A (a)	92,000	2,774
Ryanair Holdings PLC sponsored ADR (a)	108,400	5,311
Southwest Airlines Co.	190,100	3,061
TAM SA (PN) sponsored ADR (ltd. vtg.)	118,400	2,659
		13,805
Building Products - 1.1%
American Standard Companies, Inc.	82,500	3,505
Masco Corp.	519,500	16,115
		19,620
Commercial Services & Supplies - 1.8%
Allied Waste Industries, Inc. (a)	111,600	1,331
Aramark Corp. Class B	221,200	7,244
Cendant Corp.	131,300	2,123
Manpower, Inc.	51,800	3,410
Navigant Consulting, Inc. (a)	169,100	3,418
Pike Electric Corp.	98,751	1,931
Steelcase, Inc. Class A	213,400	3,956
The Brink's Co.	124,000	6,814
		30,227
Industrial Conglomerates - 1.2%
Tyco International Ltd.	777,100	21,067
Machinery - 1.7%
Albany International Corp. Class A	71,801	2,869
Briggs & Stratton Corp.	201,200	6,519
Deere & Co.	27,800	2,380
Kennametal, Inc.	15,386	920
Mueller Water Products, Inc. Class A	53,000	916
SPX Corp.	303,500	15,967
		29,571
Road & Rail - 1.6%
Canadian National Railway Co.	94,200	4,170
Con-way, Inc.	118,100	6,979
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Laidlaw International, Inc.	491,892	$ 12,396
Old Dominion Freight Lines, Inc. (a)	106,347	3,277
		26,822
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	6,100	203
Macquarie Infrastructure Co. Trust	68,831	1,914
		2,117
TOTAL INDUSTRIALS		149,245
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 3.3%
ADC Telecommunications, Inc. (a)	274,642	4,922
Alcatel SA sponsored ADR (a)	271,900	3,608
Belden CDT, Inc.	769,085	24,480
Dycom Industries, Inc. (a)	613,400	13,213
Lucent Technologies, Inc. (a)	557,600	1,422
Motorola, Inc.	146,800	3,096
Nokia Corp. sponsored ADR	265,300	5,696
Nortel Networks Corp. (a)	487,300	1,159
		57,596
Computers & Peripherals - 3.4%
Diebold, Inc.	136,900	5,820
Emulex Corp. (a)	276,020	4,891
Intermec, Inc. (a)	53,300	1,228
NCR Corp. (a)	226,200	8,840
Seagate Technology	746,304	17,426
Sun Microsystems, Inc. (a)	451,500	2,104
Western Digital Corp. (a)	924,100	18,805
		59,114
Electronic Equipment & Instruments - 6.0%
Agilent Technologies, Inc. (a)	401,600	14,012
Avnet, Inc. (a)	696,400	15,377
AVX Corp.	378,200	6,191
CDW Corp.	34,400	1,924
Celestica, Inc. (sub. vtg.) (a)	1,030,300	9,739
Flextronics International Ltd. (a)	1,475,000	16,609
Ingram Micro, Inc. Class A (a)	254,300	4,389
Mettler-Toledo International, Inc. (a)	48,400	3,136
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Molex, Inc.	271,624	$ 9,643
Solectron Corp. (a)	751,200	2,674
Symbol Technologies, Inc.	1,419,100	16,845
Tech Data Corp. (a)	73,000	2,650
		103,189
IT Services - 1.7%
Accenture Ltd. Class A	38,500	1,084
Ceridian Corp. (a)	595,100	14,479
Hewitt Associates, Inc. Class A (a)	351,275	9,354
Satyam Computer Services Ltd. sponsored ADR	106,600	3,429
		28,346
Office Electronics - 1.2%
Xerox Corp. (a)	1,538,200	21,119
Semiconductors & Semiconductor Equipment - 4.3%
Actel Corp. (a)	30,457	423
AMIS Holdings, Inc. (a)	178,200	1,748
Amkor Technology, Inc. (a)	148,400	1,411
Applied Materials, Inc.	527,600	8,922
Applied Micro Circuits Corp. (a)	1,609,900	4,733
ASM International NV (NASDAQ) (a)	100,800	1,717
ASML Holding NV (NY Shares) (a)	468,600	9,531
DSP Group, Inc. (a)	65,900	1,733
Fairchild Semiconductor International, Inc. (a)	324,500	5,669
MKS Instruments, Inc. (a)	166,100	3,626
National Semiconductor Corp.	267,600	6,872
Omnivision Technologies, Inc. (a)(d)	700,400	20,522
Samsung Electronics Co. Ltd.	11,780	7,555
Spansion, Inc.	19,400	350
		74,812
Software - 1.5%
Activision, Inc. (a)	278,444	3,639
Cadence Design Systems, Inc. (a)	247,900	4,472
Hyperion Solutions Corp. (a)	113,400	3,256
Symantec Corp. (a)	410,000	6,396
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	222,550	$ 3,625
THQ, Inc. (a)	162,958	3,802
		25,190
TOTAL INFORMATION TECHNOLOGY		369,366
MATERIALS - 4.6%
Chemicals - 2.5%
Albemarle Corp.	61,600	2,957
Ashland, Inc.	154,500	9,656
Bayer AG	20,616	926
BOC Group PLC sponsored ADR	27,200	1,602
Celanese Corp. Class A	200,900	3,960
Chemtura Corp.	798,300	7,847
Cytec Industries, Inc.	175,100	10,082
Georgia Gulf Corp.	112,380	3,622
Israel Chemicals Ltd.	354,200	1,500
OM Group, Inc. (a)	20,300	643
		42,795
Containers & Packaging - 1.1%
Owens-Illinois, Inc. (a)	860,000	14,620
Packaging Corp. of America	236,500	5,037
		19,657
Metals & Mining - 1.0%
Alcan, Inc.	152,900	7,921
Alcoa, Inc.	221,700	7,032
Oregon Steel Mills, Inc. (a)	54,500	2,558
		17,511
TOTAL MATERIALS		79,963
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.2%
Alaska Communication Systems Group, Inc.	355,500	4,415
AT&T, Inc.	292,900	7,633
BellSouth Corp.	231,000	7,801
Citizens Communications Co.	284,900	3,613
Iowa Telecommunication Services, Inc.	220,601	3,971
NTELOS Holding Corp.	98,900	1,377
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Philippine Long Distance Telephone Co. sponsored ADR	55,400	$ 2,086
Verizon Communications, Inc.	224,100	6,994
		37,890
Wireless Telecommunication Services - 1.1%
ALLTEL Corp.	139,800	8,647
Dobson Communications Corp. Class A (a)	447,000	3,840
Sprint Nextel Corp.	310,500	6,586
		19,073
TOTAL TELECOMMUNICATION SERVICES		56,963
UTILITIES - 3.4%
Electric Utilities - 1.7%
Edison International	183,100	7,185
Entergy Corp.	81,900	5,742
Exelon Corp.	87,600	4,959
FPL Group, Inc.	135,300	5,389
PPL Corp.	193,400	5,758
		29,033
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	229,900	4,230
Constellation Energy Group, Inc.	56,700	2,931
NRG Energy, Inc. (a)	109,900	5,468
TXU Corp.	114,300	6,549
		19,178
Multi-Utilities - 0.6%
PG&E Corp.	152,400	6,047
Public Service Enterprise Group, Inc.	55,100	3,512
		9,559
TOTAL UTILITIES		57,770
TOTAL COMMON STOCKS (Cost $1,496,607)		1,623,772
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e) (Cost $36)	2,400	$ 0
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 5.03% (b)	100,939,603	100,940
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	7,274,625	7,275
TOTAL MONEY MARKET FUNDS (Cost $108,215)		108,215
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,604,858)		1,731,987
NET OTHER ASSETS - (0.6)%		(9,818)
NET ASSETS - 100%		$ 1,722,169
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 36
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,691
Fidelity Securities Lending Cash Central Fund	100
Total	$ 1,791
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.0%
Cayman Islands	2.1%
Canada	1.9%
Bermuda	1.6%
Singapore	1.0%
Others (individually less than 1%)	5.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,157) - See accompanying schedule: Unaffiliated issuers (cost $1,496,643)	$ 1,623,772
Affiliated Central Funds (cost $108,215)	108,215
Total Investments (cost $1,604,858)		$ 1,731,987
Receivable for investments sold		5,183
Receivable for fund shares sold		939
Dividends receivable		1,466
Interest receivable		250
Prepaid expenses		5
Other receivables		23
Total assets		1,739,853

Liabilities
Payable to custodian bank	$ 24
Payable for investments purchased	5,462
Payable for fund shares redeemed	2,862
Accrued management fee	835
Distribution fees payable	705
Other affiliated payables	452
Other payables and accrued expenses	69
Collateral on securities loaned, at value	7,275
Total liabilities		17,684

Net Assets		$ 1,722,169
Net Assets consist of:
Paid in capital		$ 1,455,704
Accumulated net investment loss		(2,653)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		141,987
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,131
Net Assets		$ 1,722,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($309,012 ÷ 10,297.8 shares)	$ 30.01

Maximum offering price per share (100/94.25 of $30.01)	$ 31.84
Class T: Net Asset Value and redemption price per share ($852,187 ÷ 27,753.8 shares)	$ 30.71

Maximum offering price per share (100/96.50 of $30.71)	$ 31.82
Class B: Net Asset Value and offering price per share ($218,909 ÷ 7,699.5 shares)A	$ 28.43

Class C: Net Asset Value and offering price per share ($99,827 ÷ 3,535.4 shares)A	$ 28.24

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($166,394 ÷ 5,125.7 shares)	$ 32.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($75,840 ÷ 2,411.2 shares)	$ 31.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 10,037
Interest		5
Income from affiliated Central Funds		1,791
Total income		11,833

Expenses
Management fee	$ 5,184
Transfer agent fees	2,444
Distribution fees	4,389
Accounting and security lending fees	299
Independent trustees' compensation	4
Custodian fees and expenses	71
Registration fees	112
Audit	31
Legal	18
Miscellaneous	(50)
Total expenses before reductions	12,502
Expense reductions	(131)	12,371
Net investment income (loss)		(538)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	144,321
Foreign currency transactions	(3)
Total net realized gain (loss)		144,318
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,047)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(26,045)
Net gain (loss)		118,273
Net increase (decrease) in net assets resulting from operations		$ 117,735

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (538)	$ (2,180)
Net realized gain (loss)	144,318	455,718
Change in net unrealized appreciation (depreciation)	(26,045)	(342,753)
Net increase (decrease) in net assets resulting from operations	117,735	110,785
Distributions to shareholders from net investment income	(1,053)	-
Distributions to shareholders from net realized gain	(387,232)	(16,209)
Total distributions	(388,285)	(16,209)
Share transactions - net increase (decrease)	118,389	(379,736)
Total increase (decrease) in net assets	(152,161)	(285,160)

Net Assets
Beginning of period	1,874,330	2,159,490
End of period (including accumulated net investment loss of $2,653 and accumulated net investment loss of $1,062, respectively)	$ 1,722,169	$ 1,874,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 35.39	$ 33.58	$ 30.95	$ 21.74	$ 24.77	$ 23.42
Income from Investment Operations
Net investment income (loss) E	.02	.03	(.10)	(.08)	.02 G	(.10)
Net realized and unrealized gain (loss)	1.96	2.04	2.73	9.29	(2.82) G	2.75
Total from investment operations	1.98	2.07	2.63	9.21	(2.80)	2.65
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(7.35)	(.26)	-	-	(.23)	(1.30)
Total distributions	(7.36)	(.26)	-	-	(.23)	(1.30)
Net asset value, end of period	$ 30.01	$ 35.39	$ 33.58	$ 30.95	$ 21.74	$ 24.77
Total Return B, C, D	6.52%	6.19%	8.50%	42.36%	(11.46)%	11.90%
Ratios to Average Net Assets F
Expenses before reductions	1.17% A	1.19%	1.18%	1.21%	1.24%	1.17%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.18%	1.21%	1.24%	1.17%
Expenses net of all reductions	1.15% A	1.13%	1.17%	1.18%	1.17%	1.16%
Net investment income (loss)	.14% A	.09%	(.30)%	(.35)%	.07% G	(.39)%
Supplemental Data
Net assets, end of period (in millions)	$ 309	$ 312	$ 299	$ 238	$ 129	$ 89
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 36.06	$ 34.28	$ 31.65	$ 22.28	$ 25.36	$ 23.91
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.16)	(.13)	(.03) G	(.15)
Net realized and unrealized gain (loss)	2.01	2.07	2.79	9.50	(2.90) G	2.81
Total from investment operations	2.00	2.04	2.63	9.37	(2.93)	2.66
Distributions from net realized gain	(7.35)	(.26)	-	-	(.15)	(1.21)
Net asset value, end of period	$ 30.71	$ 36.06	$ 34.28	$ 31.65	$ 22.28	$ 25.36
Total Return B, C, D	6.43%	5.97%	8.31%	42.06%	(11.66)%	11.65%
Ratios to Average Net Assets F
Expenses before reductions	1.36% A	1.37%	1.38%	1.41%	1.42%	1.36%
Expenses net of fee waivers, if any	1.36% A	1.37%	1.38%	1.41%	1.42%	1.36%
Expenses net of all reductions	1.34% A	1.32%	1.36%	1.38%	1.35%	1.34%
Net investment income (loss)	(.05)% A	(.10)%	(.50)%	(.54)%	(.12)% G	(.58)%
Supplemental Data
Net assets, end of period (in millions)	$ 852	$ 930	$ 1,107	$ 1,127	$ 710	$ 667
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 34.01	$ 32.54	$ 30.24	$ 21.42	$ 24.45	$ 23.08
Income from Investment Operations
Net investment income (loss) E	(.10)	(.23)	(.35)	(.27)	(.16) G	(.28)
Net realized and unrealized gain (loss)	1.87	1.96	2.65	9.09	(2.80) G	2.71
Total from investment operations	1.77	1.73	2.30	8.82	(2.96)	2.43
Distributions from net realized gain	(7.35)	(.26)	-	-	(.07)	(1.06)
Net asset value, end of period	$ 28.43	$ 34.01	$ 32.54	$ 30.24	$ 21.42	$ 24.45
Total Return B, C, D	6.07%	5.33%	7.61%	41.18%	(12.16)%	10.97%
Ratios to Average Net Assets F
Expenses before reductions	1.98% A	1.98%	2.02%	2.04%	2.03%	1.93%
Expenses net of fee waivers, if any	1.98% A	1.98%	2.02%	2.04%	2.03%	1.93%
Expenses net of all reductions	1.96% A	1.93%	2.00%	2.01%	1.97%	1.92%
Net investment income (loss)	(.67)% A	(.71)%	(1.14)%	(1.17)%	(.73)% G	(1.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 219	$ 244	$ 301	$ 290	$ 196	$ 172
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 33.83	$ 32.37	$ 30.07	$ 21.29	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.09)	(.23)	(.33)	(.26)	(.15) H	(.07)
Net realized and unrealized gain (loss)	1.85	1.95	2.63	9.04	(2.78) H	(1.91)
Total from investment operations	1.76	1.72	2.30	8.78	(2.93)	(1.98)
Distributions from net realized gain	(7.35)	(.26)	-	-	(.25)	-
Net asset value, end of period	$ 28.24	$ 33.83	$ 32.37	$ 30.07	$ 21.29	$ 24.47
Total Return B, C, D	6.08%	5.33%	7.65%	41.24%	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before reductions	1.95% A	1.98%	1.97%	1.99%	2.01%	1.87% A
Expenses net of fee waivers, if any	1.95% A	1.98%	1.97%	1.99%	2.01%	1.87% A
Expenses net of all reductions	1.93% A	1.93%	1.96%	1.97%	1.94%	1.86% A
Net investment income (loss)	(.64)% A	(.71)%	(1.10)%	(1.13)%	(.71)% H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 100	$ 108	$ 136	$ 106	$ 53	$ 21
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 37.75	$ 35.71	$ 32.81	$ 22.95	$ 26.05	$ 24.53
Income from Investment Operations
Net investment income (loss) D	.07	.14	- G	.02	.12 F	- G
Net realized and unrealized gain (loss)	2.10	2.16	2.90	9.84	(2.96) F	2.86
Total from investment operations	2.17	2.30	2.90	9.86	(2.84)	2.86
Distributions from net investment income	(.11)	-	-	-	-	(.02)
Distributions from net realized gain	(7.35)	(.26)	-	-	(.26)	(1.32)
Total distributions	(7.46)	(.26)	-	-	(.26)	(1.34)
Net asset value, end of period	$ 32.46	$ 37.75	$ 35.71	$ 32.81	$ 22.95	$ 26.05
Total Return B, C	6.65%	6.46%	8.84%	42.96%	(11.06)%	12.26%
Ratios to Average Net Assets E
Expenses before reductions	.91% A	.89%	.87%	.79%	.80%	.79%
Expenses net of fee waivers, if any	.91% A	.89%	.87%	.79%	.80%	.79%
Expenses net of all reductions	.90% A	.83%	.86%	.76%	.73%	.77%
Net investment income (loss)	.40% A	.39%	.00%	.08%	.50% F	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 166	$ 171	$ 185	$ 22	$ 16	$ 19
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 36.82	$ 34.80	$ 31.95	$ 22.36	$ 25.42	$ 23.96
Income from Investment Operations
Net investment income (loss) D	.08	.17	.03	.01	.10 F	(.02)
Net realized and unrealized gain (loss)	2.05	2.11	2.82	9.58	(2.89) F	2.83
Total from investment operations	2.13	2.28	2.85	9.59	(2.79)	2.81
Distributions from net investment income	(.15)	-	-	-	-	(.03)
Distributions from net realized gain	(7.35)	(.26)	-	-	(.27)	(1.32)
Total distributions	(7.50)	(.26)	-	-	(.27)	(1.35)
Net asset value, end of period	$ 31.45	$ 36.82	$ 34.80	$ 31.95	$ 22.36	$ 25.42
Total Return B, C	6.71%	6.58%	8.92%	42.89%	(11.15)%	12.35%
Ratios to Average Net Assets E
Expenses before reductions	.79% A	.80%	.79%	.83%	.87%	.84%
Expenses net of fee waivers, if any	.79% A	.80%	.79%	.83%	.87%	.84%
Expenses net of all reductions	.78% A	.74%	.78%	.81%	.80%	.83%
Net investment income (loss)	.52% A	.48%	.08%	.03%	.44% F	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 76	$ 109	$ 131	$ 141	$ 65	$ 47
Portfolio turnover rate	55% A	105%	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 195,856
Unrealized depreciation	(71,775)
Net unrealized appreciation (depreciation)	$ 124,081
Cost for federal income tax purposes	$ 1,607,906

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $477,628 and $780,859, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 401	$ 7
Class T	.25%	.25%	2,274	29
Class B	.75%	.25%	1,181	888
Class C	.75%	.25%	533	45
			$ 4,389	$ 969

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 48
Class T	20
Class B*	220
Class C*	67
$ 355

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Value Strategies Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Value Strategies shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 473	.30*
Class T	1,060	.23*
Class B	415	.35*
Class C	172	.32*
Fidelity Value Strategies Fund	252	.29*
Institutional Class	72	.17*
	$ 2,444

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains

Semiannual Report

6. Security Lending - continued

collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $100.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $119 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	6
Fidelity Value Strategies Fund	2
$ 11

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 105	$ -
Fidelity Value Strategies Fund	523	-
Institutional Class	425	-
Total	$ 1,053	$ -
From net realized gain
Class A	$ 65,271	$ 2,289
Class T	188,895	8,174
Class B	52,282	2,340
Class C	24,907	1,075
Fidelity Value Strategies Fund	34,628	1,386
Institutional Class	21,249	945
Total	$ 387,232	$ 16,209

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class A
Shares sold	1,667	2,888	$ 50,939	$ 97,636
Reinvestment of distributions	2,133	64	61,932	2,172
Shares redeemed	(2,327)	(3,034)	(70,836)	(102,624)
Net increase (decrease)	1,473	(82)	$ 42,035	$ (2,816)
Class T
Shares sold	2,325	5,968	$ 72,563	$ 205,057
Reinvestment of distributions	5,995	223	178,166	7,710
Shares redeemed	(6,360)	(12,684)	(198,821)	(437,743)
Net increase (decrease)	1,960	(6,493)	$ 51,908	$ (224,976)
Class B
Shares sold	228	573	$ 6,534	$ 18,660
Reinvestment of distributions	1,743	66	48,144	2,149
Shares redeemed	(1,451)	(2,704)	(42,348)	(88,092)
Net increase (decrease)	520	(2,065)	$ 12,330	$ (67,283)

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Six months ended May 31, 2006	Year ended November 30, 2005	Six months ended May 31, 2006	Year ended November 30, 2005
Class C
Shares sold	471	644	$ 14,840	$ 20,902
Reinvestment of distributions	785	31	21,526	996
Shares redeemed	(903)	(1,708)	(25,715)	(54,688)
Net increase (decrease)	353	(1,033)	$ 10,651	$ (32,790)
Fidelity Value Strategies Fund
Shares sold	1,016	2,457	$ 34,448	$ 88,574
Reinvestment of distributions	1,058	37	33,158	1,326
Shares redeemed	(1,490)	(3,142)	(48,783)	(112,926)
Net increase (decrease)	584	(648)	$ 18,823	$ (23,026)
Institutional Class
Shares sold	256	658	$ 8,391	$ 23,041
Reinvestment of distributions	499	17	15,136	585
Shares redeemed	(1,295)	(1,490)	(40,885)	(52,471)
Net increase (decrease)	(540)	(815)	$ (17,358)	$ (28,845)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Value Strategies Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SOI-USAN-0706
1.786807.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 25, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 25, 2006